UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22201

Direxion Shares ETF Trust

(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.), 28th Floor

New York, NY 10019
(Address of principal executive offices) (Zip code)

Direxion Shares ETF Trust

1301 Avenue of the Americas (6th Ave.), 28th Floor

New York, NY 10019
(Name and address of agent for service)

1-800-851-0511

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2024

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

Direxion Auspice Broad Commodity Strategy ETF
COM (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Auspice Broad Commodity Strategy ETF for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Auspice Broad Commodity Strategy ETF	$71	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Auspice Broad Commodity Strategy ETF seeks investment results, before fees and expenses, that track the Auspice Broad Commodity Index over a complete market cycle. The Auspice Broad Commodity Index seeks to capture the majority of the commodity upside returns, while seeking to mitigate downside risk. The Auspice Broad Commodity Index will use a quantitative methodology to track either long or flat positions in a diversified portfolio of 12 different commodity futures contracts, or “components”, which cover the energy, metal, and agricultural sectors. It attempts to incorporate dynamic risk management and contract rolling methods. For the Annual Period, the Auspice Broad Commodity Index returned -0.51%, while the Direxion Auspice Broad Commodity Strategy ETF returned 3.71%.
Commodities trended lower in 2023, and ended the year in red. Geopolitical tension has been a catalyst for commodity markets, as China, Ukraine, Russia, and other countries engulfed in conflict are important suppliers of different commodities, and issues in the supply chain can raise food prices. India is also playing a bigger role in commodity markets as demand increases due to population growth. As with the rest of the market, elevated inflation continued to plague commodities. Historically, higher inflation coincides with higher commodity prices, which played out over the course of the Annual Period. In 2024, metals led the group, with gold reaching all-time highs. Precious metals were especially strong performers, and COM ended the Annual Period long Gold and Silver. Agriculture and soft commodities were out of favor, and COM ended the Annual Period with very little exposure, being long only Sugar. Energy started out 2024 strong, but ended the Annual Period with poor performance, prompting COM to move out of all energy markets.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Auspice Broad Commodity Strategy ETF	PAGE 1	TSR-AR-25460E307

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/30/2017)
Direxion Auspice Broad Commodity Strategy ETF	3.71	9.69	5.89
S&P 500® Index	38.02	15.27	14.28
Auspice Broad Commodity Index	-0.51	8.01	4.09
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$271,835,220
Number of Holdings	4
Net Advisory Fee	$1,344,204
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Futures Contracts	33%
Total (as % of net assets)	33%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Security Type	(%)
Short-Term Investments and Other Assets	99.0%
Futures Contracts	1.0%

Top Holdings	(%)
Dreyfus Government Cash Management Institutional Shares	98.0%
Gold February 2025 Futures	0.7%
Silver December 2024 Futures	0.5%
Sugar July 2025 Futures	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Auspice Broad Commodity Strategy ETF	PAGE 2	TSR-AR-25460E307

Direxion HCM Tactical Enhanced US ETF
HCMT (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion HCM Tactical Enhanced US ETF for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion HCM Tactical Enhanced US ETF	$143	1.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion HCM Tactical Enhanced U.S. Equity Strategy ETF utilizes the HCM-BuyLine®. The HCM-BuyLine® is a tactical proprietary indicator that uses technical indicators to identify broad trends in the U.S. equity markets to determine whether to invest in U.S. equity securities or cash and cash equivalents. The objective is to try to generate outperformance when U.S. equity markets are trending higher, and as a result, it has higher risk/return characteristics.  The Fund will utilize leverage to achieve total exposure of up to 200% of the Fund’s net assets to the S&P Allocation, NASDAQ Allocation, and the Sector Allocation (together, the “Allocations”). A Sector Allocation of less than 40% may result in the Fund having less than 200% total exposure each day. When the Fund is invested in the U.S. equities market, the Fund will utilize leverage of up to 200% on a daily basis and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from up to 200% of the daily performance of the Allocations, before fees and expenses.
The Direxion HCM Tactical Enhanced U.S. Equity Strategy (HCMT) ETF was able to outperform the S&P 500 and Nasdaq 100 based on its enhanced equity exposure to the broader markets and a satellite position in the tech sector over the Annual Period. The large cap mega cap names, led by tech, continue to be at the forefront, and the Direxion HCM Tactical Enhanced U.S. Equity Strategy ETF was well-positioned to take advantage of this. For the Annual Period, the S&P 500® Index returned 38.02%, while the Direxion HCM Tactical Enhanced U.S. ETF returned 49.31%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion HCM Tactical Enhanced US ETF	PAGE 1	TSR-AR-25461A726

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/22/2023)
Direxion HCM Tactical Enhanced U.S. Equity Strategy ETF	49.31	27.50
S&P 500® Index	38.02	23.48
NASDAQ-100® Index	39.19	24.82
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$388,622,719
Number of Holdings	509
Net Advisory Fee	$3,137,384
Portfolio Turnover	191%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	106%
Common Stocks	80%
Total (as % of net assets)	186%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Security Type	(%)
Common Stocks	80.0%
Short-Term Investments and Other Assets	16.0%
Total Return Swap Contracts	4.0%

Top Holdings	(%)
Apple, Inc.	5.7%
NVIDIA Corp.	5.4%
Microsoft Corp.	5.0%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc.	2.1%
Alphabet, Inc.	1.7%
Alphabet, Inc. Class C	1.4%
Berkshire Hathaway, Inc. Class B	1.4%
Broadcom, Inc.	1.3%
Tesla, Inc.	1.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion HCM Tactical Enhanced US ETF	PAGE 2	TSR-AR-25461A726

Direxion NASDAQ-100® Equal Weighted Index Shares
QQQE (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion NASDAQ-100® Equal Weighted Index Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion NASDAQ-100® Equal Weighted Index Shares	$40	0.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion NASDAQ-100® Equal Weighted Index Shares seeks investment results, before fees and expenses, that track the NASDAQ-100® Equal Weighted Index. The NASDAQ-100® Equal Weighted Index is the equal weighted version of the NASDAQ-100® Index which includes approximately 100 of the largest domestic and international non-financial companies listed on the NASDAQ® Stock Market based on market capitalization selected by NASDAQ, Inc., the Index Provider. Equal weighting is a method of weighting index stocks whereby the same exposure is provided to both the smallest and largest companies included in the Index. The Index is rebalanced quarterly and reconstituted annually. For the Annual Period, the NASDAQ-100® Equal Weighted Index returned 26.35%, while the Direxion NASDAQ-100® Equal Weighted Index Shares returned 26.04%.
QQQE had a strong Annual Period, as technology was widely in favor, although there were periods of volatility, and the Annual Period ended with nearly 40% of the fund in the tech sector. Consumer discretionary names made up over 12% of the portfolio, and had a strong showing, with names such as Doordash and Booking Holdings in the top 10 performers. The top performers for QQQE over the course of the Annual Period were Nvidia, returning 213.76%, ARM Holdings, returning 179.69%, and Constellation Energy, returning 130.74%. The worst performing names were Dollar Tree Inc, returning -42.02%, Intel Corp., returning -41.31%, and Moderna Inc., returning -28.66%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion NASDAQ-100® Equal Weighted Index Shares	PAGE 1	TSR-AR-25459Y207

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion NASDAQ-100® Equal Weighted Index Shares	26.04	13.27	12.51
S&P 500® Index	38.02	15.27	13.00
NASDAQ-100® Equal Weighted Index	26.35	13.61	12.88
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,278,182,402
Number of Holdings	102
Net Advisory Fee	$3,525,210
Portfolio Turnover	34%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Common Stocks	100%
Total (as % of net assets)	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	38.5%
Consumer Discretionary	12.7%
Health Care	11.3%
Communication Services	10.6%
Industrials	10.3%
Consumer Staples	7.6%
Utilities	4.0%
Energy	2.0%
Financials	1.1%
Materials	1.0%
Real Estate	0.9%

Top 10 Constituents of Index	(%)
Pinduoduo, Inc. ADR	1.2%
Atlassian Corp.	1.2%
Booking Holdings, Inc.	1.2%
NVIDIA Corp.	1.1%
Lululemon Athletica, Inc.	1.1%
DoorDash, Inc.	1.1%
T-Mobile US, Inc.	1.1%
Fastenal Co.	1.1%
Illumina, Inc.	1.1%
The Trade Desk, Inc.	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion NASDAQ-100® Equal Weighted Index Shares	PAGE 2	TSR-AR-25459Y207

Direxion Work From Home ETF
WFH (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Work From Home ETF for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Work From Home ETF	$52	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Work From Home ETF seeks investment results, before fees and expenses, that track the Solactive Remote Work Index. The Solactive Remote Work Index is comprised of U.S. listed securities and American Depository Receipts (ADRs) of companies that provide products and services in at least one of the following business segments that facilitate the ability of people to work from home: remote communications, cyber security, online project and document management, and cloud computing technologies (“WFH Industries”). The Index consists of approximately 40 companies, namely, the top 10 ranked companies in each of the four WFH Industries. The Index is equal weighted at each semi-annual reconstitution and rebalance date. For the Annual Period, the Solactive Remote Work Index returned 31.77%, while the Direxion Work From Home ETF returned 31.94%.
WFH had a strong Annual Period, as it was highly weighted toward the technology, with over 80% of the fund in the tech sector. The top performers for WFH over the course of the Annual Period were Broadcom, returning 102.08%, DigitalOcean Holdings, returning 99.70%, and Meta Platforms, returning 82.55%. The worst performing names were Xerox Holdings, returning -32.85%, Joyy Inc., returning -13.56%, and Adobe Inc., returning -12.20%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/25/2020)
Direxion Work From Home ETF	31.94	4.63
S&P 500® Index	38.02	17.26
Solactive Remote Work Index	31.77	4.74
Direxion Work From Home ETF	PAGE 1	TSR-AR-25460G773

Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$23,579,493
Number of Holdings	41
Net Advisory Fee	$109,525
Portfolio Turnover	33%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Common Stocks	100%
Total (as % of net assets)	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Software	55.9%
Interactive Media & Services	10.1%
IT Services	9.8%
Semiconductors & Semiconductor Equipment	5.2%
Communications Equipment	5.0%
Technology Hardware, Storage & Peripherals	4.0%
Media	2.8%
Broadline Retail	2.5%
Diversified Telecommunication Services	2.4%
Electronic Equipment, Instruments & Components	2.3%

Top 10 Constituents of Index	(%)
RingCentral, Inc.	2.9%
DocuSign, Inc.	2.8%
Oracle Corp.	2.8%
Smartsheet, Inc.	2.8%
Altice USA, Inc.	2.8%
Salesforce, Inc.	2.7%
Pegasystems, Inc.	2.7%
Atlassian Corp.	2.7%
Datadog, Inc.	2.7%
Zscaler, Inc.	2.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Work From Home ETF	PAGE 2	TSR-AR-25460G773

Direxion Daily S&P 500® Bear 1X Shares
SPDN (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily S&P 500® Bear 1X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P 500® Bear 1X Shares	$40	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P 500® Bear 1X Shares seeks to provide -100% of the daily return of the S&P 500® Index. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor’s® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company’s shares outstanding. The index is a float-adjusted market capitalization-weighted index. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the S&P 500® Index returned 38.02%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily S&P 500® Bear 1X Shares returned -21.21%, while the model indicated an expected return of -28.64%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/08/2016)
Direxion Daily S&P 500® Bear 1X Shares	-21.21	-13.45	-12.49
S&P 500® Index	38.02	15.27	14.56
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Direxion Daily S&P 500® Bear 1X Shares	PAGE 1	TSR-AR-25460E869

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$147,307,909
Number of Holdings	4
Net Advisory Fee	$529,007
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	-100%
Total (as % of net assets)	-100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	31.7%
Financials	13.4%
Health Care	11.1%
Consumer Discretionary	10.0%
Communication Services	9.1%
Industrials	8.5%
Consumer Staples	5.8%
Energy	3.4%
Utilities	2.5%
Real Estate	2.3%
Materials	2.2%

Top 10 Constituents of Index	(%)
Apple, Inc.	7.1%
NVIDIA Corp.	6.8%
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc.	2.6%
Alphabet, Inc.	2.1%
Alphabet, Inc. Class C	1.7%
Berkshire Hathaway, Inc. Class B	1.7%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -100% of the return of the benchmark’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P 500® Bear 1X Shares	PAGE 2	TSR-AR-25460E869

Direxion Daily AAPL Bear 1X Shares
AAPD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily AAPL Bear 1X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily AAPL Bear 1X Shares	$84	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily AAPL Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Apple Inc. (NASDAQ: AAPL). Apple Inc. designs, manufactures, and markets smartphones, personal computers, tablets, wearables, and accessories worldwide. It also sells various related services. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the common shares of Apple Inc. returned 32.29%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the common shares alone should not generate expectations of annual performance of the ETF. The Direxion Daily AAPL Bear 1X Shares returned -22.47%, while the model indicated an expected return of -28.57%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/09/2022)
Direxion Daily AAPL Bear 1X Shares	-22.47	-13.03
S&P 500® Index	38.02	17.30
Apple Inc.	32.29	15.26
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Direxion Daily AAPL Bear 1X Shares	PAGE 1	TSR-AR-25461A304

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$25,497,898
Number of Holdings	9
Net Advisory Fee	$230,548
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	-100%
Total (as % of net assets)	-100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AAPL Bear 1X Shares	PAGE 2	TSR-AR-25461A304

Direxion Daily AMZN Bear 1X Shares
AMZD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily AMZN Bear 1X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily AMZN Bear 1X Shares	$82	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily AMZN Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Amazon.com, Inc. (NASDAQ: AMZN). Amazon.com, Inc. engages in the retail sale of consumer products and subscriptions in North America and internationally. The company operates through three segments: North America, International, and Amazon Web Services. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the common shares of Amazon.com, Inc. returned 40.06%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the common shares alone should not generate expectations of annual performance of the ETF. The Direxion Daily AMZN Bear 1X Shares returned -27.68%, while the model indicated an expected return of -33.33%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/07/2022)
Direxion Daily AMZN Bear 1X Shares	-27.68	-19.95
S&P 500® Index	38.02	21.09
Amazon.com, Inc.	40.06	19.92
Direxion Daily AMZN Bear 1X Shares	PAGE 1	TSR-AR-25461A502

Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$4,136,516
Number of Holdings	5
Net Advisory Fee	$9,829
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	-100%
Total (as % of net assets)	-100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AMZN Bear 1X Shares	PAGE 2	TSR-AR-25461A502

Direxion Daily AVGO Bear 1X Shares
AVS (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily AVGO Bear 1X Shares for the period of October 10, 2024 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily AVGO Bear 1X Shares	$6*	0.95%**
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$2,731,746
Number of Holdings	8
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	-100%
Total (as % of net assets)	-100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily AVGO Bear 1X Shares	PAGE 1	TSR-AR-25461A551

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AVGO Bear 1X Shares	PAGE 2	TSR-AR-25461A551

Direxion Daily GOOGL Bear 1X Shares
GGLS (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily GOOGL Bear 1X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily GOOGL Bear 1X Shares	$82	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily GOOGL Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the class A shares of Alphabet Inc. (NASDAQ: GOOGL). Alphabet Inc. provides online advertising services in the United States, Europe, the Middle East, Africa, the Asia-Pacific, Canada, and Latin America. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the common shares of Alphabet Inc. returned 37.90%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the common shares alone should not generate expectations of annual performance of the ETF. The Direxion Daily GOOGL Bear 1X Shares returned -26.68%, while the model indicated an expected return of -32.47%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/07/2022)
Direxion Daily GOOGL Bear 1X Shares	-26.68	-21.39
S&P 500® Index	38.02	21.09
Alphabet Inc.	37.90	24.50
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Direxion Daily GOOGL Bear 1X Shares	PAGE 1	TSR-AR-25461A601

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$4,116,235
Number of Holdings	6
Net Advisory Fee	$8,812
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	-100%
Total (as % of net assets)	-100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily GOOGL Bear 1X Shares	PAGE 2	TSR-AR-25461A601

Direxion Daily META Bear 1X Shares
METD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily META Bear 1X Shares for the period of June 5, 2024 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily META Bear 1X Shares	$35*	0.95%**
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$6,197,898
Number of Holdings	6
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	-100%
Total (as % of net assets)	-100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily META Bear 1X Shares	PAGE 1	TSR-AR-25461A106

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily META Bear 1X Shares	PAGE 2	TSR-AR-25461A106

Direxion Daily MSFT Bear 1X Shares
MSFD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily MSFT Bear 1X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSFT Bear 1X Shares	$88	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSFT Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Microsoft Corporation (NASDAQ: MSFT). Microsoft Corporation develops, licenses, and supports software, services, devices, and solutions worldwide. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the common shares of Microsoft Corporation returned 20.18%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the common shares alone should not generate expectations of annual performance of the ETF. The Direxion Daily MSFT Bear 1X Shares returned -13.83%, while the model indicated an expected return of -20.57%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/07/2022)
Direxion Daily MSFT Bear 1X Shares	-13.83	-19.84
S&P 500® Index	38.02	21.09
Microsoft Corporation	20.18	24.75
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Direxion Daily MSFT Bear 1X Shares	PAGE 1	TSR-AR-25461A403

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$7,882,824
Number of Holdings	6
Net Advisory Fee	$41,188
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	-100%
Total (as % of net assets)	-100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSFT Bear 1X Shares	PAGE 2	TSR-AR-25461A403

Direxion Daily MU Bear 1X Shares
MUD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily MU Bear 1X Shares for the period of October 10, 2024 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MU Bear 1X Shares	$6*	0.95%**
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$2,534,585
Number of Holdings	6
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	-100%
Total (as % of net assets)	-100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily MU Bear 1X Shares	PAGE 1	TSR-AR-25461A510

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MU Bear 1X Shares	PAGE 2	TSR-AR-25461A510

Direxion Daily NFLX Bear 1X Shares
NFXS (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily NFLX Bear 1X Shares for the period of October 3, 2024 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily NFLX Bear 1X Shares	$7*	0.95%**
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$4,657,331
Number of Holdings	8
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	-100%
Total (as % of net assets)	-100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily NFLX Bear 1X Shares	PAGE 1	TSR-AR-25461A205

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily NFLX Bear 1X Shares	PAGE 2	TSR-AR-25461A205

Direxion Daily NVDA Bear 1X Shares
NVDD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily NVDA Bear 1X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily NVDA Bear 1X Shares	$60	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily NVDA Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of NVIDIA Corporation (NASDAQ: NVDA). NVIDIA Corporation operates as a visual computing company worldwide. It operates in two segments, graphics and compute and networking. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the common shares of NVIDIA Corporation returned 225.65%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the common shares alone should not generate expectations of annual performance of the ETF. The Direxion Daily NVDA Bear 1X Shares returned -74.61%, while the model indicated an expected return of -76.66%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/13/2023)
Direxion Daily NVDA Bear 1X Shares	-74.61	-67.73
S&P 500® Index	38.02	25.98
NVIDIA Corporation	225.65	157.19
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Direxion Daily NVDA Bear 1X Shares	PAGE 1	TSR-AR-25461A700

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$29,659,103
Number of Holdings	9
Net Advisory Fee	$85,182
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	-100%
Total (as % of net assets)	-100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily NVDA Bear 1X Shares	PAGE 2	TSR-AR-25461A700

Direxion Daily TSLA Bear 1X Shares
TSLS (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily TSLA Bear 1X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily TSLA Bear 1X Shares	$71	0.88%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily TSLA Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Tesla, Inc. (NASDAQ: TSLA). Tesla, Inc. designs, manufactures and sells electric vehicles and electric vehicle powertrain components. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the common shares of Tesla, Inc. returned 24.40%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the common shares alone should not generate expectations of annual performance of the ETF. The Direxion Daily TSLA Bear 1X Shares returned -38.26%, while the model indicated an expected return of -42.89%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/09/2022)
Direxion Daily TSLA Bear 1X Shares	-38.26	-18.39
S&P 500® Index	38.02	17.30
Tesla, Inc.	24.40	-6.52
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Direxion Daily TSLA Bear 1X Shares	PAGE 1	TSR-AR-25460G260

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$44,021,932
Number of Holdings	7
Net Advisory Fee	$384,239
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	-100%
Total (as % of net assets)	-100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily TSLA Bear 1X Shares	PAGE 2	TSR-AR-25460G260

Direxion Daily TSM Bear 1X Shares
TSMZ (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily TSM Bear 1X Shares for the period of October 3, 2024 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily TSM Bear 1X Shares	$7*	0.95%**
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$3,993,268
Number of Holdings	7
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	-100%
Total (as % of net assets)	-100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily TSM Bear 1X Shares	PAGE 1	TSR-AR-25461A536

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily TSM Bear 1X Shares	PAGE 2	TSR-AR-25461A536

Direxion Daily Crypto Industry Bear 1X Shares
REKT (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Crypto Industry Bear 1X Shares for the period of July 17, 2024 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Crypto Industry Bear 1X Shares	$13*	0.45%**
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$2,592,897
Number of Holdings	5
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	-100%
Total (as % of net assets)	-100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Top 10 Constituents of Index	(%)
PayPal Holdings, Inc.	10.0%
NVIDIA Corp.	8.7%
MasterCard, Inc. Class A.	8.5%
Visa, Inc. Class A	8.2%
Advanced Micro Devices, Inc.	7.0%
Interactive Brokers Group, Inc.	5.7%
Coinbase Global, Inc.	5.6%
NU Holdings Ltd. ADR	5.3%
Shift4 Payments, Inc.	5.2%
Globant SA ADR	5.0%

Index Composition	(%)
Financial Services	39.3%
Capital Markets	15.8%
Semiconductors & Semiconductor Equipment	15.6%
Software	14.1%
Banks	5.3%
IT Services	5.0%
Hotels, Restaurants & Leisure	4.2%
Consumer Finance	0.4%
Specialty Retail	0.3%
Direxion Daily Crypto Industry Bear 1X Shares	PAGE 1	TSR-AR-25461A585

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -100% of the return of the benchmark’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Crypto Industry Bear 1X Shares	PAGE 2	TSR-AR-25461A585

Direxion Daily Magnificent 7 Bear 1X Shares
QQQD (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Magnificent 7 Bear 1X Shares for the period of March 7, 2024 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Magnificent 7 Bear 1X Shares	$27*	0.45%**
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Magnificent 7 Bear 1X Shares seeks to provide -100% of the daily return of the Indxx Magnificent 7 Index. The Indxx Magnificent 7 Index is provided by Indxx and is designed to track the performance of seven of the leading NASDAQ listed companies, as identified by Indxx. The Magnificent 7 is comprised of the following companies: Apple, Alphabet, Microsoft, Amazon, Nvidia, Tesla, and Meta. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. From March 7, 2024 (the inception date of the Fund) through October 31, 2024, the Indxx Magnificent 7 Index (formerly, the Indxx Front of the Q Index) returned 26.19%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. Since inception, the Direxion Daily Magnificent 7 Bear 1X Shares (formerly the Direxion Daily Concentrated Qs Bear 1X Shares) returned -18.69%, while the model indicated an expected return of -24.04%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Magnificent 7 Bear 1X Shares	PAGE 1	TSR-AR-25461A668

TOTAL RETURN (%)

Since Inception (03/07/2024)
Direxion Daily Magnificent 7 Bear 1X Shares	-18.69
S&P 500® Index	12.73
Indxx Magnificent 7 Index	26.19
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$2,452,865
Number of Holdings	6
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	-100%
Total (as % of net assets)	-100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Interactive Media & Services	28.8%
Semiconductors & Semiconductor Equipment	16.0%
Automobiles	14.7%
Technology Hardware, Storage & Peripherals	13.8%
Broadline Retail	13.6%
Software	13.1%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	16.0%
Tesla, Inc.	14.7%
Alphabet, Inc.	14.6%
Meta Platforms, Inc.	14.1%
Apple, Inc.	13.9%
Amazon.com, Inc.	13.6%
Microsoft Corp.	13.1%
MATERIAL CHANGES
On August 1, 2024, the name of the index that the Fund tracks was renamed from the Indxx Front of the Q Index to Indxx Magnificent 7 Index. Effective September 13, 2024, the Fund was renamed from Direxion Daily Concentrated Qs Bear 1X Shares to Direxion Daily Magnificent 7 Bear 1X Shares.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -100% of the return of the benchmark’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Magnificent 7 Bear 1X Shares	PAGE 2	TSR-AR-25461A668

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Magnificent 7 Bear 1X Shares	PAGE 3	TSR-AR-25461A668

Direxion Daily AAPL Bull 2X Shares
AAPU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily AAPL Bull 2X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily AAPL Bull 2X Shares	$114	0.89%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily AAPL Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Apple Inc. (NASDAQ: AAPL). Apple Inc. designs, manufactures, and markets smartphones, personal computers, tablets, wearables, and accessories worldwide. It also sells various related services. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the common shares of Apple Inc. returned 32.29%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the common shares alone should not generate expectations of annual performance of the ETF. From November 1, 2023 through April 1, 2024, the Direxion Daily AAPL Bull 2X Shares (formerly, the Direxion Daily AAPL Bull 1.5X Shares) returned -3.44%, while the model indicated an expected return of -0.82%. From April 2, 2024 through October 31, 2024, the Direxion Daily AAPL Bull 2X Shares returned 61.27%, while the model indicated an expected return of 71.20%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily AAPL Bull 2X Shares	PAGE 1	TSR-AR-25461A874

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/09/2022)
Direxion Daily AAPL Bull 2X Shares	55.72	19.40
S&P 500® Index	38.02	17.30
Apple Inc.	32.29	15.26
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$98,080,147
Number of Holdings	10
Net Advisory Fee	$590,936
Portfolio Turnover	30%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	179%
Common Stocks	21%
Total (as % of net assets)	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
MATERIAL CHANGES
From November 1, 2023 through April 1, 2024, the Fund was named Direxion Daily AAPL Bull 1.5X Shares and sought daily investment results, before fees and expenses, of 150% of the performance of the common shares of Apple Inc. Effective April 2, 2024, the Fund was renamed Direxion Daily AAPL Bull 2X Shares and seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Apple Inc.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AAPL Bull 2X Shares	PAGE 2	TSR-AR-25461A874

Direxion Daily AMZN Bull 2X Shares
AMZU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily AMZN Bull 2X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily AMZN Bull 2X Shares	$107	0.87%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily AMZN Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Amazon.com, Inc. (NASDAQ: AMZN). Amazon.com, Inc. engages in the retail sale of consumer products and subscriptions in North America and internationally. The company operates through three segments: North America, International, and Amazon Web Services. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the common shares of Amazon.com, Inc. returned 40.06%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the common shares alone should not generate expectations of annual performance of the ETF. From November 1, 2023 through April 1, 2024, the Direxion Daily AMZN Bull 2X Shares (formerly, the Direxion Daily AMZN Bull 1.5X Shares) returned 52.86%, while the model indicated an expected return of 57.18%. From April 2, 2024 through October 31, 2024, the Direxion Daily AMZN Bull 2X Shares returned -5.13%, while the model indicated an expected return of 1.34%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily AMZN Bull 2X Shares	PAGE 1	TSR-AR-25461A858

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/07/2022)
Direxion Daily AMZN Bull 2X Shares	45.02	15.57
S&P 500® Index	38.02	21.09
Amazon.com, Inc.	40.06	19.92
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$158,437,015
Number of Holdings	6
Net Advisory Fee	$797,955
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	185%
Common Stocks	15%
Total (as % of net assets)	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
MATERIAL CHANGES
From November 1, 2023 through April 1, 2024, the Fund was named Direxion Daily AMZN Bull 1.5X Shares and sought daily investment results, before fees and expenses, of 150% of the performance of the common shares of Amazon.com, Inc. Effective April 2, 2024, the Fund was renamed Direxion Daily AMZN Bull 2X Shares and seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Amazon.com, Inc.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AMZN Bull 2X Shares	PAGE 2	TSR-AR-25461A858

Direxion Daily AVGO Bull 2X Shares
AVL (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily AVGO Bull 2X Shares for the period of October 10, 2024 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily AVGO Bull 2X Shares	$5*	0.95%**
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$4,105,373
Number of Holdings	9
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	180%
Common Stocks	20%
Total (as % of net assets)	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily AVGO Bull 2X Shares	PAGE 1	TSR-AR-25461A569

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AVGO Bull 2X Shares	PAGE 2	TSR-AR-25461A569

Direxion Daily GOOGL Bull 2X Shares
GGLL (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily GOOGL Bull 2X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily GOOGL Bull 2X Shares	$111	0.89%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily GOOGL Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the class A shares of Alphabet Inc. (NASDAQ: GOOGL). Alphabet Inc. provides online advertising services in the United States, Europe, the Middle East, Africa, the Asia-Pacific, Canada, and Latin America. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the common shares of Alphabet Inc. returned 37.90%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the common shares alone should not generate expectations of annual performance of the ETF. From November 1, 2023 through April 1, 2024, the Direxion Daily GOOGL Bull 2X Shares (formerly, the Direxion Daily GOOGL Bull 1.5X Shares) returned 35.02% while the model indicated an expected return of 38.81%. From April 2, 2024 through October 31, 2024, the Direxion Daily GOOGL Bull 2X Shares returned 9.97% while the model indicated an expected return of 16.93%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily GOOGL Bull 2X Shares	PAGE 1	TSR-AR-25461A841

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/07/2022)
Direxion Daily GOOGL Bull 2X Shares	48.48	26.00
S&P 500® Index	38.02	21.09
Alphabet Inc.	37.90	24.50
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$153,851,430
Number of Holdings	8
Net Advisory Fee	$614,630
Portfolio Turnover	52%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	190%
Common Stocks	10%
Total (as % of net assets)	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
MATERIAL CHANGES
From November 1, 2023 through April 1, 2024, the Fund was named Direxion Daily GOOGL Bull 1.5X Shares and sought daily investment results, before fees and expenses, of 150% of the performance of the common shares of Alphabet Inc. Effective April 2, 2024, the Fund was renamed Direxion Daily GOOGL Bull 2X Shares and seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Alphabet Inc.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily GOOGL Bull 2X Shares	PAGE 2	TSR-AR-25461A841

Direxion Daily META Bull 2X Shares
METU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily META Bull 2X Shares for the period of June 5, 2024 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily META Bull 2X Shares	$45*	0.95%**
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$52,736,599
Number of Holdings	9
Net Advisory Fee	$44,903
Portfolio Turnover	9%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	192%
Common Stocks	8%
Total (as % of net assets)	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily META Bull 2X Shares	PAGE 1	TSR-AR-25461A809

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily META Bull 2X Shares	PAGE 2	TSR-AR-25461A809

Direxion Daily MSFT Bull 2X Shares
MSFU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily MSFT Bull 2X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSFT Bull 2X Shares	$96	0.89%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSFT Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Microsoft Corporation (NASDAQ: MSFT). Microsoft Corporation develops, licenses, and supports software, services, devices, and solutions worldwide. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the common shares of Microsoft Corporation returned 20.18%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the common shares alone should not generate expectations of annual performance of the ETF. From November 1, 2023 through April 1, 2024, the Direxion Daily MSFT Bull 2X Shares (formerly, Direxion Daily MSFT Bull 1.5X Shares) returned 37.31%, while the model indicated an expected return of 40.78%. From April 2, 2024 through October 31, 2024, the Direxion Daily MSFT Bull 2X Shares returned -15.19%, while the model indicated an expected return of -10.07%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily MSFT Bull 2X Shares	PAGE 1	TSR-AR-25461A866

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/07/2022)
Direxion Daily MSFT Bull 2X Shares	16.45	25.70
S&P 500® Index	38.02	21.09
Microsoft Corporation	20.18	24.75
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$159,322,398
Number of Holdings	9
Net Advisory Fee	$660,909
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	183%
Common Stocks	17%
Total (as % of net assets)	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
MATERIAL CHANGES
From November 1, 2023 through April 1, 2024, the Fund was named Direxion Daily MSFT Bull 1.5X Shares and sought daily investment results, before fees and expenses, of 150% of the performance of the common shares of Microsoft Corporation. Effective April 2, 2024, the Fund was renamed Direxion Daily MSFT Bull 2X Shares and seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Microsoft Corporation.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily MSFT Bull 2X Shares	PAGE 2	TSR-AR-25461A866

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSFT Bull 2X Shares	PAGE 3	TSR-AR-25461A866

Direxion Daily MU Bull 2X Shares
MUU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily MU Bull 2X Shares for the period of October 10, 2024 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MU Bull 2X Shares	$6*	0.95%**
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$5,297,801
Number of Holdings	9
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	183%
Common Stocks	17%
Total (as % of net assets)	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily MU Bull 2X Shares	PAGE 1	TSR-AR-25461A528

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MU Bull 2X Shares	PAGE 2	TSR-AR-25461A528

Direxion Daily NFLX Bull 2X Shares
NFXL (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily NFLX Bull 2X Shares for the period of October 3, 2024 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily NFLX Bull 2X Shares	$8*	0.95%**
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$5,521,926
Number of Holdings	9
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	186%
Common Stocks	14%
Total (as % of net assets)	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily NFLX Bull 2X Shares	PAGE 1	TSR-AR-25461A882

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily NFLX Bull 2X Shares	PAGE 2	TSR-AR-25461A882

Direxion Daily NVDA Bull 2X Shares
NVDU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily NVDA Bull 2X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily NVDA Bull 2X Shares	$271	0.87%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily NVDA Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of NVIDIA Corporation (NASDAQ: NVDA). NVIDIA Corporation operates as a visual computing company worldwide. It operates in two segments, graphics and compute and networking. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the common shares of NVIDIA Corporation returned 225.65%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the common shares alone should not generate expectations of annual performance of the ETF. From November 1, 2023 through April 1, 2024, the Direxion Daily NVDA Bull 2X Shares (formerly, the Direxion Daily NVDA Bull 1.5X Shares) returned 212.39%, while the model indicated an expected return of 220.75%. From April 2, 2024 through October 31, 2024, the Direxion Daily NVDA Bull 2X Shares returned 67.48%, while the model indicated an expected return of 78.44%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily NVDA Bull 2X Shares	PAGE 1	TSR-AR-25461A833

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/13/2023)
Direxion Daily NVDA Bull 2X Shares	423.18	273.66
S&P 500® Index	38.02	25.98
NVIDIA Corporation	225.65	157.19
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$655,746,547
Number of Holdings	10
Net Advisory Fee	$1,965,730
Portfolio Turnover	12%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	176%
Common Stocks	24%
Total (as % of net assets)	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
MATERIAL CHANGES
From November 1, 2023 through April 1, 2024, the Fund was named Direxion Daily NVDA Bull 1.5X Shares and sought daily investment results, before fees and expenses, of 150% of the performance of the common shares of NVIDIA Corporation. Effective April 2, 2024, the Fund was renamed Direxion Daily NVDA Bull 2X Shares and seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of NVIDIA Corporation.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily NVDA Bull 2X Shares	PAGE 2	TSR-AR-25461A833

Direxion Daily TSLA Bull 2X Shares
TSLL (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily TSLA Bull 2X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily TSLA Bull 2X Shares	$90	0.84%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily TSLA Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Tesla, Inc. (NASDAQ: TSLA). Tesla, Inc. designs, manufactures and sells electric vehicles and electric vehicle powertrain components. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the common shares of Tesla, Inc. returned 24.40%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the common shares alone should not generate expectations of annual performance of the ETF. From November 1, 2023 through April 1, 2024, the Direxion Daily TSLA Bull 2X Shares (formerly, the Direxion Daily TSLA Bull 1.5X Shares) returned -23.39%, while the model indicated an expected return of -21.05%. From April 2, 2024 through October 31, 2024, the Direxion Daily TSLA Bull 2X Shares returned 49.14%, while the model indicated an expected return of 59.94%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily TSLA Bull 2X Shares	PAGE 1	TSR-AR-25460G286

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/09/2022)
Direxion Daily TSLA Bull 2X Shares	14.26	-25.85
S&P 500® Index	38.02	17.30
Tesla, Inc.	24.40	-6.52
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$2,276,052,408
Number of Holdings	11
Net Advisory Fee	$9,172,700
Portfolio Turnover	77%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	176%
Common Stocks	24%
Total (as % of net assets)	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
MATERIAL CHANGES
From November 1, 2023 through April 1, 2024, the Fund was named Direxion Daily TSLA Bull 1.5X Shares and sought daily investment results, before fees and expenses, of 150% of the performance of the common shares of Tesla, Inc. Effective April 2, 2024, the Fund was renamed Direxion Daily TSLA Bull 2X Shares and seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Tesla, Inc.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily TSLA Bull 2X Shares	PAGE 2	TSR-AR-25460G286

Direxion Daily TSM Bull 2X Shares
TSMX (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily TSM Bull 2X Shares for the period of October 3, 2024 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily TSM Bull 2X Shares	$8*	0.95%**
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$22,190,049
Number of Holdings	8
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	184%
Common Stocks	16%
Total (as % of net assets)	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily TSM Bull 2X Shares	PAGE 1	TSR-AR-25461A544

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily TSM Bull 2X Shares	PAGE 2	TSR-AR-25461A544

Direxion Daily CSI 300 China A Share Bull 2X Shares
CHAU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily CSI 300 China A Share Bull 2X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily CSI 300 China A Share Bull 2X Shares	$95	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily CSI 300 China A Share Bull 2X Shares seeks to provide 200% of the daily return of the CSI 300 Index. The CSI 300 Index is a modified free-float market capitalization weighted index comprised of the largest and most liquid stocks in the Chinese A-share market. Index constituent stocks must have been listed for more than three months (unless the stock’s average daily A-share market capitalization since its initial listing ranks among the top 30 of all A-shares) and must not be experiencing obvious abnormal fluctuations or market manipulations. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the CSI 300 Index returned 14.98%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily CSI 300 China A Share Bull 2X Shares returned 10.56%, while the model indicated an expected return 18.34%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily CSI 300 China A Share Bull 2X Shares	PAGE 1	TSR-AR-25490K869

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/16/2015)
Direxion Daily CSI 300 China A Share Bull 2X Shares	10.56	-4.37	-8.36
S&P 500® Index	38.02	15.27	13.04
CSI 300 Index	14.98	1.88	-0.64
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$332,272,774
Number of Holdings	10
Net Advisory Fee	$607,839
Portfolio Turnover	22%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	139%
Investment Companies	61%
Total (as % of net assets)	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Financials	24.2%
Information Technology	17.7%
Industrials	15.7%
Consumer Staples	11.0%
Materials	7.9%
Consumer Discretionary	7.1%
Health Care	6.2%
Utilities	3.9%
Energy	3.0%
Communication Services	2.3%
Real Estate	1.0%

Top 10 Constituents of Index	(%)
Kweichow Moutai Co. Ltd.	4.8%
Contemporary Amperex Technology Co. Ltd.	3.3%
Ping An Insurance Group Comapny of China Ltd.	3.0%
China Merchants Bank Co. Ltd.	2.3%
Midea Group Co., Ltd.	1.7%
China Yangtze Power Co. Ltd.	1.7%
East Money Information Co. Ltd.	1.5%
Wuliangye Yibin Co. Ltd.	1.4%
Zijin Mining Group Co. Ltd.	1.4%
CITIC Securities Co. Ltd.	1.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily CSI 300 China A Share Bull 2X Shares	PAGE 2	TSR-AR-25490K869

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily CSI 300 China A Share Bull 2X Shares	PAGE 3	TSR-AR-25490K869

Direxion Daily CSI China Internet Index Bull 2X Shares
CWEB (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily CSI China Internet Index Bull 2X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily CSI China Internet Index Bull 2X Shares	$98	0.86%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily CSI China Internet Index Bull 2X Shares seeks to provide 200% of the daily return of the CSI Overseas China Internet Index. The CSI Overseas China Internet Index is provided by China Securities Index Co., LTD. The index is designed to measure the performance of the investable universe of publicly traded China-based companies whose primary business or businesses are in the internet and internet-related sectors, as defined by the index sponsor, China Securities Index Co., Ltd. A China-based company is a company that meets at least one of the following criteria: 1) the company is incorporated in mainland China; 2) its headquarters are in mainland China; or 3) at least 50% of the revenue from goods produced or sold, or services performed in mainland China. The Index Provider then removes securities that during the past year had a daily average trading value of less than $500,000 or a daily average market capitalization of less than $500 million. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the CSI Overseas China Internet Index returned 21.58%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily CSI China Internet Index Bull 2X Shares returned 28.26%, while the model indicated an expected return of 41.36%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily CSI China Internet Index Bull 2X Shares	PAGE 1	TSR-AR-25460G187

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/02/2016)
Direxion Daily CSI China Internet Index Bull 2X Shares	28.26	-30.03	-19.89
S&P 500® Index	38.02	15.27	15.24
CSI Overseas China Internet Index	21.58	-4.58	-0.57
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$375,263,971
Number of Holdings	9
Net Advisory Fee	$2,517,172
Portfolio Turnover	105%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	146%
Investment Companies	54%
Total (as % of net assets)	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Consumer Discretionary	46.4%
Communication Services	34.7%
Consumer Staples	5.7%
Real Estate	5.1%
Financials	4.2%
Industrials	3.7%
Health Care	0.2%

Top 10 Constituents of Index	(%)
Meituan Class B	10.6%
Tencent Holdings Ltd.	9.9%
Alibaba Group Holding Ltd.	9.4%
JD.com, Inc. Class A	7.4%
PDD Holdings, Inc.	6.1%
KE Holdings, Inc.	5.0%
Trip.com Group Ltd.	4.6%
Full Truck Alliance Co. Ltd.	3.7%
Bilibili, Inc. Class Z	3.7%
Baidu, Inc. Class A	3.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily CSI China Internet Index Bull 2X Shares	PAGE 2	TSR-AR-25460G187

Direxion Daily S&P 500® Bull 2X Shares
SPUU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily S&P 500® Bull 2X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P 500® Bull 2X Shares	$83	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P 500® Bull 2X Shares seeks to provide 200% of the daily return of the S&P 500® Index. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor’s® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company’s shares outstanding. The index is a float-adjusted market capitalization-weighted index. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the S&P 500® Index returned 38.02%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily S&P 500® Bull 2X Shares returned 75.63%, while the model indicated an expected return of 87.57%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily S&P 500® Bull 2X Shares	75.63	22.37	20.10
S&P 500® Index	38.02	15.27	13.00
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown
Direxion Daily S&P 500® Bull 2X Shares	PAGE 1	TSR-AR-25459Y165

and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$152,056,909
Number of Holdings	509
Net Advisory Fee	$841,745
Portfolio Turnover	20%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	105%
Common Stocks	95%
Total (as % of net assets)	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	31.7%
Financials	13.4%
Health Care	11.1%
Consumer Discretionary	10.0%
Communication Services	9.1%
Industrials	8.5%
Consumer Staples	5.8%
Energy	3.4%
Utilities	2.5%
Real Estate	2.3%
Materials	2.2%

Top 10 Constituents of Index	(%)
Apple, Inc.	7.1%
NVIDIA Corp.	6.8%
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc.	2.6%
Alphabet, Inc.	2.1%
Alphabet, Inc. Class C	1.7%
Berkshire Hathaway, Inc. Class B	1.7%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P 500® Bull 2X Shares	PAGE 2	TSR-AR-25459Y165

Direxion Daily MSCI Brazil Bull 2X Shares
BRZU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily MSCI Brazil Bull 2X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSCI Brazil Bull 2X Shares	$86	0.91%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSCI Brazil Bull 2X Shares seeks to provide 200% of the daily return of the MSCI Brazil 25/50 Index. The MSCI Brazil 25/50 Index is designed to measure the performance of the large- and mid-capitalization segments of the Brazilian equity market, covering approximately 85% of the free float-adjusted market capitalization of Brazilian issuers. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the MSCI Brazil 25/50 Index returned 0.80%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily MSCI Brazil Bull 2X Shares returned -10.66%, while the model indicated an expected return of -3.93%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily MSCI Brazil Bull 2X Shares	-10.66	-41.87	-34.56
S&P 500® Index	38.02	15.27	13.00
MSCI Brazil 25/50 Index	0.80	-1.91	0.77
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown
Direxion Daily MSCI Brazil Bull 2X Shares	PAGE 1	TSR-AR-25460G708

and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$107,985,292
Number of Holdings	7
Net Advisory Fee	$815,268
Portfolio Turnover	42%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	146%
Investment Companies	54%
Total (as % of net assets)	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Financials	36.3%
Energy	17.3%
Materials	14.6%
Utilities	9.3%
Industrials	9.0%
Consumer Staples	7.7%
Health Care	2.1%
Communication Services	1.9%
Consumer Discretionary	1.1%
Information Technology	0.7%

Top 10 Constituents of Index	(%)
Nu Holdings Ltd. Class A	11.2%
Vale S.A.	9.8%
Itaú Unibanco Holding S.A.	7.9%
Petróleo Brasileiro S.A.	7.5%
Petróleo Brasileiro S.A. - Petrobras	6.7%
WEG S.A.	4.3%
Banco Bradesco S.A.	3.4%
Ambev S.A.	2.8%
B3 S.A. – Brasil, Bolsa, Balcão	2.8%
Itausa S.A.	2.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSCI Brazil Bull 2X Shares	PAGE 2	TSR-AR-25460G708

Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares
XXCH (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares for the period of February 7, 2024 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	$72*	0.95%**
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares seeks to provide 200% of the daily return of the MSCI Emerging Markets ex China Index. The MSCI Emerging Markets ex China Index is designed to capture the large- and mid-capitalization securities across 23 of the 24 emerging markets (with the exception of China) as defined by MSCI Inc. The Index is market cap weighted and covers approximately 85% of the free float-adjusted market capitalization in each of the selected countries. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. From February 7, 2024 (the inception date of the Fund) through October 31, 2024, the MSCI Emerging Markets ex China Index returned 9.26%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. Since inception, the Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares returned 7.48%, while the model indicated an expected return of 9.64%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	PAGE 1	TSR-AR-25461A684

TOTAL RETURN (%)

Since Inception (02/07/2024)
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	7.48
S&P 500® Index	16.35
MSCI Emerging Markets ex China Index	9.26
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$3,309,639
Number of Holdings	6
Net Advisory Fee	$0
Portfolio Turnover	63%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	135%
Investment Companies	65%
Total (as % of net assets)	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Taiwan, Province Of China	26.1%
India	25.9%
Korea, Republic of	13.8%
Brazil	6.4%
Saudi Arabia	5.4%
South Africa	4.0%
Mexico	2.6%
Indonesia	2.2%
Thailand	2.1%
Malaysia	2.0%
Other	9.5%

Top 10 Constituents of Index	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Samsung Electronics Co. Ltd.	3.6%
Reliance Industries, Ltd.	1.7%
HDFC Bank, Ltd.	1.5%
Hon Hai Precision Industry Co. Ltd.	1.4%
ICICI Bank Ltd.	1.4%
SK Hynix, Inc.	1.3%
Infosys Ltd.	1.2%
MediaTek, Inc.	1.1%
Bharti Airtel Ltd.	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	PAGE 2	TSR-AR-25461A684

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	PAGE 3	TSR-AR-25461A684

Direxion Daily MSCI India Bull 2X Shares
INDL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily MSCI India Bull 2X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSCI India Bull 2X Shares	$110	0.89%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSCI India Bull 2X Shares seeks to provide 200% of the daily return of the MSCI India Index. The MSCI India Index is designed to measure the performance of the large- and mid-capitalization segments of the Indian equity market, covering approximately 85% of companies in the Indian equity universe. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the MSCI India Index returned 32.69%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily MSCI India Bull 2X Shares returned 46.52%, while the model indicated an expected return of 55.65%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily MSCI India Bull 2X Shares	46.52	0.78	-3.66
S&P 500® Index	38.02	15.27	13.00
MSCI India Index	32.69	13.50	8.60
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown
Direxion Daily MSCI India Bull 2X Shares	PAGE 1	TSR-AR-25490K331

and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$95,288,289
Number of Holdings	8
Net Advisory Fee	$668,463
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	140%
Investment Companies	60%
Total (as % of net assets)	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Financials	25.9%
Consumer Discretionary	12.8%
Information Technology	11.5%
Energy	9.2%
Industrials	9.1%
Materials	7.9%
Consumer Staples	7.0%
Health Care	5.8%
Utilities	4.9%
Communication Services	4.4%
Real Estate	1.5%

Top 10 Constituents of Index	(%)
Reliance Industries, Ltd.	6.5%
HDFC Bank, Ltd.	5.9%
ICICI Bank Ltd.	5.4%
Infosys Ltd.	4.7%
Bharti Airtel Ltd.	3.3%
Tata Consultancy Services	2.9%
Axis Bank Ltd.	2.1%
Mahindra & Mahindra	2.0%
Larsen & Toubro Ltd.	1.9%
Hindustan Unilever Ltd.	1.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSCI India Bull 2X Shares	PAGE 2	TSR-AR-25490K331

Direxion Daily AI and Big Data Bull 2X Shares
AIBU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily AI and Big Data Bull 2X Shares for the period of May 15, 2024 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily AI and Big Data Bull 2X Shares	$48*	0.95%**
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$7,475,304
Number of Holdings	35
Net Advisory Fee	$0
Portfolio Turnover	51%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	117%
Common Stocks	83%
Total (as % of net assets)	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Software	32.4%
Semiconductors & Semiconductor Equipment	21.4%
Interactive Media & Services	15.6%
IT Services	11.0%
Broadline Retail	7.1%
Technology Hardware, Storage & Peripherals	7.1%
Communications Equipment	4.9%
Professional Services	0.3%
Health Care Providers & Services	0.2%

Top 10 Constituents of Index	(%)
Meta Platforms, Inc.	8.8%
NVIDIA Corp.	8.1%
Amazon.com, Inc.	7.1%
Apple, Inc.	7.1%
Alphabet, Inc.	6.8%
Microsoft Corp.	6.6%
ServiceNow, Inc.	5.5%
Oracle Corp.	5.2%
Salesforce, Inc.	5.0%
Arista Networks, Inc.	4.9%
Direxion Daily AI and Big Data Bull 2X Shares	PAGE 1	TSR-AR-25461A718

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AI and Big Data Bull 2X Shares	PAGE 2	TSR-AR-25461A718

Direxion Daily AI and Big Data Bear 2X Shares
AIBD (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily AI and Big Data Bear 2X Shares for the period of May 15, 2024 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily AI and Big Data Bear 2X Shares	$40*	0.95%**
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$2,425,252
Number of Holdings	5
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	-200%
Total (as % of net assets)	-200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Software	32.4%
Semiconductors & Semiconductor Equipment	21.4%
Interactive Media & Services	15.6%
IT Services	11.0%
Broadline Retail	7.1%
Technology Hardware, Storage & Peripherals	7.1%
Communications Equipment	4.9%
Professional Services	0.3%
Health Care Providers & Services	0.2%

Top 10 Constituents of Index	(%)
Meta Platforms, Inc.	8.8%
NVIDIA Corp.	8.1%
Amazon.com, Inc.	7.1%
Apple, Inc.	7.1%
Alphabet, Inc.	6.8%
Microsoft Corp.	6.6%
ServiceNow, Inc.	5.5%
Oracle Corp.	5.2%
Salesforce, Inc.	5.0%
Arista Networks, Inc.	4.9%
Direxion Daily AI and Big Data Bear 2X Shares	PAGE 1	TSR-AR-25461A692

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-2X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -200% of the return of the benchmark’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AI and Big Data Bear 2X Shares	PAGE 2	TSR-AR-25461A692

Direxion Daily Cloud Computing Bull 2X Shares
CLDL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Cloud Computing Bull 2X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Cloud Computing Bull 2X Shares	$119	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Cloud Computing Bull 2X Shares seeks to provide 200% of the daily return of the Indxx USA Cloud Computing Index. The Indxx USA Cloud Computing Index is provided by Indxx, LLC and includes domestic companies that deliver cloud computing infrastructure, platforms, or services. The companies included in the Index are involved in the delivery of computing services – servers, storage, databases, networking, software, analytics, and more, over the internet, which is often referred to as the “Cloud.” The Index Provider has defined cloud computing to include three themes: Infrastructure as a service; Platform as a service; and Software as a service. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Indxx USA Cloud Computing Index returned 29.32%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Cloud Computing Bull 2X Shares returned 49.67%, while the model indicated an expected return of 59.83%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Cloud Computing Bull 2X Shares	PAGE 1	TSR-AR-25460G625

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/08/2021)
Direxion Daily Cloud Computing Bull 2X Shares	49.67	-17.81
S&P 500® Index	38.02	12.92
Indxx USA Cloud Computing Index	29.32	-3.04
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$4,804,437
Number of Holdings	52
Net Advisory Fee	$5,786
Portfolio Turnover	20%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	120%
Common Stocks	80%
Total (as % of net assets)	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Software	81.4%
IT Services	10.0%
Health Care Technology	4.4%
Professional Services	4.1%
Interactive Media & Services	0.1%

Top 10 Constituents of Index	(%)
MicroStrategy, Inc. Class A	7.5%
Oracle Corp.	6.4%
ServiceNow, Inc.	5.9%
SAP SE ADR	5.9%
Autodesk, Inc.	5.2%
Atlassian Corp.	4.7%
Salesforce, Inc.	4.6%
Adobe, Inc.	4.6%
CrowdStrike Holdings, Inc.	4.4%
Veeva Systems, Inc.	4.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Cloud Computing Bull 2X Shares	PAGE 2	TSR-AR-25460G625

Direxion Daily Crypto Industry Bull 2X Shares
LMBO (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Crypto Industry Bull 2X Shares for the period of July 17, 2024 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Crypto Industry Bull 2X Shares	$26*	0.95%**
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$2,670,643
Number of Holdings	30
Net Advisory Fee	$0
Portfolio Turnover	47%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	130%
Common Stocks	70%
Total (as % of net assets)	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Financial Services	39.3%
Capital Markets	15.8%
Semiconductors & Semiconductor Equipment	15.6%
Software	14.1%
Banks	5.3%
IT Services	5.0%
Hotels, Restaurants & Leisure	4.2%
Consumer Finance	0.4%
Specialty Retail	0.3%

Top 10 Constituents of Index	(%)
PayPal Holdings, Inc.	10.0%
NVIDIA Corp.	8.7%
MasterCard, Inc. Class A.	8.5%
Visa, Inc. Class A	8.2%
Advanced Micro Devices, Inc.	7.0%
Interactive Brokers Group, Inc.	5.7%
Coinbase Global, Inc.	5.6%
NU Holdings Ltd. ADR	5.3%
Shift4 Payments, Inc.	5.2%
Globant SA ADR	5.0%
Direxion Daily Crypto Industry Bull 2X Shares	PAGE 1	TSR-AR-25461A593

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Crypto Industry Bull 2X Shares	PAGE 2	TSR-AR-25461A593

Direxion Daily Electric And Autonomous Vehicles Bull 2X Shares
EVAV (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Electric And Autonomous Vehicles Bull 2X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Electric And Autonomous Vehicles Bull 2X Shares	$72	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares seeks to provide 200% of the daily return of the Indxx US Electric and Autonomous Vehicles Index. The Indxx US Electric and Autonomous Vehicles Index is designed to track the performance of electric and autonomous vehicles companies. The Index Provider defines electric and autonomous vehicles companies as those companies that derive at least 50% of their revenues from the following activities (or “sub-themes”): Manufacturers – companies that manufacture and sell electric or autonomous vehicles; Enablers – companies that build infrastructure or create technology for electric or autonomous vehicles, such as charging docks and batteries; and Software and Technology Services – companies that engage in the development of software and technology for electric or autonomous vehicles. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Indxx US Electric and Autonomous Vehicles Index returned -19.18%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares returned -48.89%, while the model indicated an expected return of -46.29%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Electric And Autonomous Vehicles Bull 2X Shares	PAGE 1	TSR-AR-25460G146

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/11/2022)
Direxion Daily Electric And Autonomous Vehicles Bull 2X Shares	-48.89	-69.10
S&P 500® Index	38.02	16.45
Indxx US Electric and Autonomous Vehicles Index	-19.18	-36.57
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$4,823,286
Number of Holdings	25
Net Advisory Fee	$0
Portfolio Turnover	59%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	137%
Common Stocks	63%
Total (as % of net assets)	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Automobiles	54.6%
Automobile Components	18.6%
Specialty Retail	9.3%
Aerospace & Defense	6.3%
Software	4.2%
Electrical Equipment	2.8%
Semiconductors & Semiconductor Equipment	2.4%
Machinery	1.8%

Top 10 Constituents of Index	(%)
XPeng, Inc. ADR	11.0%
Li Auto, Inc. ADR	10.5%
Nio, Inc. ADR	9.4%
EVgo, Inc.	9.2%
Tesla, Inc.	9.2%
Polestar Automotive Holding UK PLC ADR	6.6%
EHang Holdings Ltd. ADR	6.3%
Rivian Automotive, Inc.	4.9%
BorgWarner, Inc.	4.7%
Cerence, Inc.	4.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Electric And Autonomous Vehicles Bull 2X Shares	PAGE 2	TSR-AR-25460G146

Direxion Daily Energy Bull 2X Shares
ERX (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Energy Bull 2X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Energy Bull 2X Shares	$91	0.89%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Energy Bull 2X Shares seeks to provide 200% of the daily return of the Energy Select Sector Index. The Energy Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the energy sector which includes the following industries: oil, gas and consumable fuels; and energy equipment and services. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Energy Select Sector Index returned 7.68%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Energy Bull 2X Shares returned 4.67%, while the model indicated an expected return of 12.38%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Energy Bull 2X Shares	4.67	-13.79	-21.93
S&P 500® Index	38.02	15.27	13.00
Energy Select Sector Index	7.68	14.55	4.30
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown
Direxion Daily Energy Bull 2X Shares	PAGE 1	TSR-AR-25460G609

and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$309,210,045
Number of Holdings	29
Net Advisory Fee	$2,643,364
Portfolio Turnover	18%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	129%
Common Stocks	71%
Total (as % of net assets)	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Oil, Gas & Consumable Fuels	91.1%
Energy Equipment & Services	8.9%

Top 10 Constituents of Index	(%)
Exxon Mobil Corp.	23.1%
Chevron Corp.	15.6%
ConocoPhillips	7.8%
Williams Companies, Inc.	4.8%
EOG Resources, Inc.	4.4%
Schlumberger Ltd. ADR	4.3%
ONEOK, Inc.	4.2%
Phillips 66	3.8%
Marathon Petroleum Corp.	3.6%
Kinder Morgan, Inc.	3.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Energy Bull 2X Shares	PAGE 2	TSR-AR-25460G609

Direxion Daily Energy Bear 2X Shares
ERY (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Energy Bear 2X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Energy Bear 2X Shares	$91	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Energy Bear 2X Shares seeks to provide -200% of the daily return of the Energy Select Sector Index. The Energy Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the energy sector which includes the following industries: oil, gas and consumable fuels; and energy equipment and services. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Energy Select Sector Index returned 7.68%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Energy Bear 2X Shares returned -8.61%, while the model indicated an expected return of -21.46%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Energy Bear 2X Shares	-8.61	-44.73	-29.42
S&P 500® Index	38.02	15.27	13.00
Energy Select Sector Index	7.68	14.55	4.30
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown
Direxion Daily Energy Bear 2X Shares	PAGE 1	TSR-AR-25460G179

and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$23,114,254
Number of Holdings	7
Net Advisory Fee	$151,855
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	-200%
Total (as % of net assets)	-200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Oil, Gas & Consumable Fuels	91.1%
Energy Equipment & Services	8.9%

Top 10 Constituents of Index	(%)
Exxon Mobil Corp.	23.1%
Chevron Corp.	15.6%
ConocoPhillips	7.8%
Williams Companies, Inc.	4.8%
EOG Resources, Inc.	4.4%
Schlumberger Ltd. ADR	4.3%
ONEOK, Inc.	4.2%
Phillips 66	3.8%
Marathon Petroleum Corp.	3.6%
Kinder Morgan, Inc.	3.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-2X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -200% of the return of the benchmark’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Energy Bear 2X Shares	PAGE 2	TSR-AR-25460G179

Direxion Daily Gold Miners Index Bull 2X Shares
NUGT (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Gold Miners Index Bull 2X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Gold Miners Index Bull 2X Shares	$119	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Gold Miners Index Bull 2X Shares seeks to provide 200% of the daily return of the NYSE Arca Gold Miners Index. The NYSE Arca Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies that operate globally in both developed and emerging markets, and are involved primarily in mining for gold and, to a lesser extent, in mining for silver. The index will limit the weight of companies whose revenues are more significantly exposed to silver mining to less than 20% of the index at each rebalance date. The index may include small- and mid-capitalization companies and foreign issuers. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the NYSE Arca Gold Miners Index returned 46.66%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Gold Miners Index Bull 2X Shares returned 79.97%, while the model indicated an expected return of 96.19%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Gold Miners Index Bull 2X Shares	PAGE 1	TSR-AR-25460G781

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Gold Miners Index Bull 2X Shares	79.97	-19.82	-19.12
S&P 500® Index	38.02	15.27	13.00
NYSE Arca Gold Miners Index	46.66	9.27	10.12
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$566,837,059
Number of Holdings	10
Net Advisory Fee	$4,110,213
Portfolio Turnover	48%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	151%
Investment Companies	49%
Total (as % of net assets)	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Metals & Mining	100.0%

Top 10 Constituents of Index	(%)
Newmont Corp.	12.1%
Agnico Eagle Mines Ltd.	9.9%
Barrick Gold Corp.	7.8%
Wheaton Precious Metals Corp.	6.9%
Franco-Nevada Corp.	5.9%
Gold Fields Ltd.	4.3%
Northern Star Resources Ltd.	3.9%
Zijin Mining Group Co. Ltd.	3.7%
Kinross Gold Corp.	3.6%
Anglogold Ashanti PLC	3.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Gold Miners Index Bull 2X Shares	PAGE 2	TSR-AR-25460G781

Direxion Daily Gold Miners Index Bear 2X Shares
DUST (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Gold Miners Index Bear 2X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Gold Miners Index Bear 2X Shares	$61	0.87%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Gold Miners Index Bear 2X Shares seeks to provide -200% of the daily return of the NYSE Arca Gold Miners Index. The NYSE Arca Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies that operate globally in both developed and emerging markets, and are involved primarily in mining for gold and, to a lesser extent, in mining for silver. The index will limit the weight of companies whose revenues are more significantly exposed to silver mining to less than 20% of the index at each rebalance date. The index may include small- and mid-capitalization companies and foreign issuers. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the NYSE Arca Gold Miners Index returned 46.66%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Gold Miners Index Bear 2X Shares returned -59.86%, while the model indicated an expected return of -63.61%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Gold Miners Index Bear 2X Shares	PAGE 1	TSR-AR-25461A478

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Gold Miners Index Bear 2X Shares	-59.86	-49.38	-60.29
S&P 500® Index	38.02	15.27	13.00
NYSE Arca Gold Miners Index	46.66	9.27	10.12
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$94,982,680
Number of Holdings	7
Net Advisory Fee	$803,891
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	-200%
Total (as % of net assets)	-200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Metals & Mining	100.0%

Top 10 Constituents of Index	(%)
Newmont Corp.	12.1%
Agnico Eagle Mines Ltd.	9.9%
Barrick Gold Corp.	7.8%
Wheaton Precious Metals Corp.	6.9%
Franco-Nevada Corp.	5.9%
Gold Fields Ltd.	4.3%
Northern Star Resources Ltd.	3.9%
Zijin Mining Group Co. Ltd.	3.7%
Kinross Gold Corp.	3.6%
Anglogold Ashanti PLC	3.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-2X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -200% of the return of the benchmark’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Gold Miners Index Bear 2X Shares	PAGE 2	TSR-AR-25461A478

Direxion Daily Junior Gold Miners Index Bull 2X Shares
JNUG (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Junior Gold Miners Index Bull 2X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Junior Gold Miners Index Bull 2X Shares	$124	0.83%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Junior Gold Miners Index Bull 2X Shares seeks to provide 200% of the daily return of the MVIS Global Junior Gold Miners Index. The MVIS Global Junior Gold Miners Index tracks the performance of foreign and domestic micro-, small- and mid-capitalization companies that generate, or demonstrate the potential to generate, at least 50% of their revenues from, or have at least 50% of their assets related to, gold mining and/or silver mining, hold real property or have mining projects that have the potential to produce at least 50% of the company’s revenue from gold or silver mining when developed, or primarily invest in gold or silver. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the MVIS Global Junior Gold Miners Index returned 56.41%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Junior Gold Miners Index Bull 2X Shares returned 98.36%, while the model indicated an expected return of 119.19%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Junior Gold Miners Index Bull 2X Shares	PAGE 1	TSR-AR-25460G831

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Junior Gold Miners Index Bull 2X Shares	98.36	-39.93	-34.45
S&P 500® Index	38.02	15.27	13.00
MVIS Global Junior Gold Miners Index	56.41	7.48	9.19
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$322,598,442
Number of Holdings	7
Net Advisory Fee	$2,245,786
Portfolio Turnover	22%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	166%
Investment Companies	34%
Total (as % of net assets)	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Metals & Mining	100.0%

Top 10 Constituents of Index	(%)
Pan American Silver Corp.	6.7%
Alamos Gold, Inc.	6.4%
Harmony Gold Mining Co. Ltd.	6.3%
Evolution Mining Ltd.	6.2%
B2gold Corp.	5.2%
Industrias Peñoles S.A.B. de C.V.	2.4%
Hecla Mining Co.	2.3%
Endeavour Mining PLC	2.2%
Osisko Gold Royalties Ltd.	2.1%
Iamgold Corp.	2.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Junior Gold Miners Index Bull 2X Shares	PAGE 2	TSR-AR-25460G831

Direxion Daily Junior Gold Miners Index Bear 2X Shares
JDST (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Junior Gold Miners Index Bear 2X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Junior Gold Miners Index Bear 2X Shares	$57	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Junior Gold Miners Index Bear 2X Shares seeks to provide -200% of the daily return of the MVIS Global Junior Gold Miners Index. The MVIS Global Junior Gold Miners Index tracks the performance of foreign and domestic micro-, small- and mid-capitalization companies that generate, or demonstrate the potential to generate, at least 50% of their revenues from, or have at least 50% of their assets related to, gold mining and/or silver mining, hold real property or have mining projects that have the potential to produce at least 50% of the company’s revenue from gold or silver mining when developed, or primarily invest in gold or silver. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the MVIS Global Junior Gold Miners Index returned 56.41%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Junior Gold Miners Index Bear 2X Shares returned -67.68%, while the model indicated an expected return of -69.26%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Junior Gold Miners Index Bear 2X Shares	PAGE 1	TSR-AR-25461A577

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Junior Gold Miners Index Bear 2X Shares	-67.68	-62.16	-70.69
S&P 500® Index	38.02	15.27	13.00
MVIS Global Junior Gold Miners Index	56.41	7.48	9.19
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$54,935,997
Number of Holdings	6
Net Advisory Fee	$597,468
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	-200%
Total (as % of net assets)	-200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Metals & Mining	100.0%

Top 10 Constituents of Index	(%)
Pan American Silver Corp.	6.7%
Alamos Gold, Inc.	6.4%
Harmony Gold Mining Co. Ltd.	6.3%
Evolution Mining Ltd.	6.2%
B2gold Corp.	5.2%
Industrias Peñoles S.A.B. de C.V.	2.4%
Hecla Mining Co.	2.3%
Endeavour Mining PLC	2.2%
Osisko Gold Royalties Ltd.	2.1%
Iamgold Corp.	2.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-2X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -200% of the return of the benchmark’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Junior Gold Miners Index Bear 2X Shares	PAGE 2	TSR-AR-25461A577

Direxion Daily Magnificent 7 Bull 2X Shares
QQQU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Magnificent 7 Bull 2X Shares for the period of March 7, 2024 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Magnificent 7 Bull 2X Shares	$76*	0.95%**
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Magnificent 7 Bull 2X Shares seeks to provide 200% of the daily return of the Indxx Magnificent 7 Index. The Indxx Magnificent 7 Index is provided by Indxx and is designed to track the performance of seven of the leading NASDAQ listed companies, as identified by Indxx. The Magnificent 7 is comprised of the following companies: Apple, Alphabet, Microsoft, Amazon, Nvidia, Tesla, and Meta. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. From March 7, 2024 (the inception date of the Fund) through October 31, 2024, the Indxx Magnificent 7 Index (formerly, the Indxx Front of the Q Index) returned 26.19%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. Since inception, the Direxion Daily Magnificent 7 Bull 2X Shares (formerly the Direxion Daily Concentrated Qs Bull 2X Shares) returned 45.46%, while the model indicated an expected return of 53.10%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Magnificent 7 Bull 2X Shares	PAGE 1	TSR-AR-25461A650

TOTAL RETURN (%)

Since Inception (03/07/2024)
Direxion Daily Magnificent 7 Bull 2X Shares	45.46
S&P 500® Index	12.73
Indxx Magnificent 7 Index	26.19
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$19,003,876
Number of Holdings	14
Net Advisory Fee	$26,715
Portfolio Turnover	267%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	171%
Common Stocks	29%
Total (as % of net assets)	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Interactive Media & Services	28.8%
Semiconductors & Semiconductor Equipment	16.0%
Automobiles	14.7%
Technology Hardware, Storage & Peripherals	13.8%
Broadline Retail	13.6%
Software	13.1%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	16.0%
Tesla, Inc.	14.7%
Alphabet, Inc.	14.6%
Meta Platforms, Inc.	14.1%
Apple, Inc.	13.9%
Amazon.com, Inc.	13.6%
Microsoft Corp.	13.1%
MATERIAL CHANGES
On August 1, 2024, the name of the index that the Fund tracks was renamed from the Indxx Front of the Q Index to Indxx Magnificent 7 Index. Effective September 13, 2024, the Fund was renamed from Direxion Daily Concentrated Qs Bull 2X Shares to Direxion Daily Magnificent 7 Bull 2X Shares.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Magnificent 7 Bull 2X Shares	PAGE 2	TSR-AR-25461A650

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Magnificent 7 Bull 2X Shares	PAGE 3	TSR-AR-25461A650

Direxion Daily NYSE FANG+ Bull 2X Shares
FNGG (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily NYSE FANG+ Bull 2X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily NYSE FANG+ Bull 2X Shares	$155	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily NYSE FANG+ Bull 2X Shares (the “FANG ETF”) seeks to provide 200% of the daily return of the NYSE FANG+ Index. The NYSE FANG+ Index is an equal-dollar weighted Index designed to track the performance of 10 highly-traded growth stocks of technology and tech-enabled companies. The Index is comprised of the securities of U.S.-listed companies that ICE Data Indices, LLC (the “Index Provider”) has identified as FANG+ companies, which are comprised of six FAANMG companies and four non-FAANMG companies. The Index Provider defines FAANMG as Meta Platforms Inc. (META), Apple Inc. (AAPL), Amazon.com Inc. (AMZN), Netflix Inc. (NFLX), Microsoft Corp. (MSFT), and Alphabet Inc. Class A (GOOGL). The Index is reconstituted quarterly. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the NYSE FANG+ Index returned 60.43%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The FANG ETF returned 125.89%, while the model indicated an expected return of 142.93%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily NYSE FANG+ Bull 2X Shares	PAGE 1	TSR-AR-25460G161

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Direxion Daily NYSE FANG+ Bull 2X Shares	125.89	-14.48
S&P 500® Index	38.02	10.80
NYSE FANG+ Index	60.43	17.88
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$62,132,353
Number of Holdings	17
Net Advisory Fee	$377,134
Portfolio Turnover	92%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	155%
Common Stocks	45%
Total (as % of net assets)	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Software	29.4%
Semiconductors & Semiconductor Equipment	21.0%
Interactive Media & Services	20.1%
Entertainment	10.4%
Technology Hardware, Storage & Peripherals	9.7%
Broadline Retail	9.4%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	11.1%
CrowdStrike Holdings, Inc.	10.5%
Netflix, Inc.	10.4%
Alphabet, Inc.	10.1%
Meta Platforms, Inc.	10.0%
Broadcom, Inc.	9.9%
ServiceNow, Inc.	9.9%
Apple, Inc.	9.7%
Amazon.com, Inc.	9.5%
Microsoft Corp.	8.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily NYSE FANG+ Bull 2X Shares	PAGE 2	TSR-AR-25460G161

Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
UBOT (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	$130	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares seeks to provide 200% of the daily return of the Indxx Global Robotics & Artificial Intelligence Thematic Index. The Indxx Global Robotics & Artificial Intelligence Thematic Index is designed to provide exposure to exchange-listed companies in developed markets that are expected to benefit from the adoption and utilization of robotics and/or artificial intelligence, as defined by the Index Provider, Indxx, LLC. To determine if the Fund has met its  daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Indxx Global Robotics & Artificial Intelligence Thematic Index returned 42.01%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares returned 72.90%, while the model indicated an expected return of 92.01%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	PAGE 1	TSR-AR-25460G823

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/19/2018)
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	72.90	4.13	-8.45
S&P 500® Index	38.02	15.27	13.98
Indxx Global Robotics & Artificial Intelligence Thematic Index	42.01	9.70	5.12
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$28,118,930
Number of Holdings	8
Net Advisory Fee	$246,896
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	155%
Investment Companies	45%
Total (as % of net assets)	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	43.1%
Industrials	38.6%
Health Care	15.2%
Financials	1.9%
Energy	0.6%
Consumer Discretionary	0.6%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	13.1%
Intuitive Surgical, Inc.	10.2%
ABB Ltd.	9.4%
Keyence Corp.	7.7%
SMC Corp.	5.6%
Dynatrace, Inc.	4.8%
FANUC Corp.	4.1%
OMRON	3.7%
Daifuku Co. Ltd.	3.3%
Yaskawa Electric Corp.	3.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	PAGE 2	TSR-AR-25460G823

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	PAGE 3	TSR-AR-25460G823

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
GUSH (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	$80	0.91%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares seeks to provide 200% of the daily return of the S&P Oil & Gas Exploration & Production Select Industry Index. The S&P Oil & Gas Exploration & Production Select Industry Index is provided by Standard & Poor’s and includes domestic companies from the oil and gas exploration and production sub-industry. The index is designed to measure the performance of a sub-industry or group of sub-industries determined based on the Global Industry Classification Standards. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the S&P Oil & Gas Exploration & Production Select Industry Index returned -7.47%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares returned -24.28%, while the model indicated an expected return of -18.61%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	PAGE 1	TSR-AR-25460G500

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/28/2015)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	-24.28	-35.92	-49.78
S&P 500® Index	38.02	15.27	13.08
S&P Oil & Gas Exploration & Production Select Industry Index	-7.47	12.09	-2.40
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$350,051,344
Number of Holdings	62
Net Advisory Fee	$3,379,971
Portfolio Turnover	36%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	137%
Common Stocks	63%
Total (as % of net assets)	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Oil, Gas & Consumable Fuels	100.0%

Top 10 Constituents of Index	(%)
Texas Pacific Land Corp.	3.8%
CNX Resources Corp.	3.3%
Expand Energy Corp.	3.1%
EQT Corp.	2.9%
SM Energy Co.	2.8%
Marathon Oil Corp.	2.8%
Chevron Corp.	2.8%
ConocoPhillips	2.8%
Exxon Mobil Corp.	2.8%
Coterra Energy, Inc.	2.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	PAGE 2	TSR-AR-25460G500

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	PAGE 3	TSR-AR-25460G500

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
DRIP (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	$103	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares seeks to -200% of the daily return of the S&P Oil & Gas Exploration & Production Select Industry Index. The S&P Oil & Gas Exploration & Production Select Industry Index is provided by Standard & Poor’s and includes domestic companies from the oil and gas exploration and production sub-industry. The index is designed to measure the performance of a sub-industry or group of sub-industries determined based on the Global Industry Classification Standards. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the S&P Oil & Gas Exploration & Production Select Industry Index returned -7.47%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares returned 17.12%, while the model indicated an expected return of 0.65%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	PAGE 1	TSR-AR-25460G328

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/28/2015)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	17.12	-55.76	-41.75
S&P 500® Index	38.02	15.27	13.08
S&P Oil & Gas Exploration & Production Select Industry Index	-7.47	12.09	-2.40
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$40,222,347
Number of Holdings	8
Net Advisory Fee	$387,438
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	-200%
Total (as % of net assets)	-200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Oil, Gas & Consumable Fuels	100.0%

Top 10 Constituents of Index	(%)
Texas Pacific Land Corp.	3.8%
CNX Resources Corp.	3.3%
Expand Energy Corp.	3.1%
EQT Corp.	2.9%
SM Energy Co.	2.8%
Marathon Oil Corp.	2.8%
Chevron Corp.	2.8%
ConocoPhillips	2.8%
Exxon Mobil Corp.	2.8%
Coterra Energy, Inc.	2.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-2X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -200% of the return of the benchmark’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	PAGE 2	TSR-AR-25460G328

Direxion Daily Travel & Vacation Bull 2X Shares
OOTO (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Travel & Vacation Bull 2X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Travel & Vacation Bull 2X Shares	$131	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Travel & Vacation Bull 2X Shares seeks to provide 200% of the daily return of the BlueStar® Travel and Vacation Index. The BlueStar® Travel and Vacation Index is provided by MV Index Solutions GmbH and is comprised of US listed stocks, including depository receipts, of companies that are “Travel and Vacation” companies, as defined by the Index Provider. To be eligible for inclusion in the Index, a company must either (a) derive 25% or more of its revenue from, or devote 25% or more of its annual budget to, operating theme parks and/or hotels or (b) derive 50% or more of its revenue from, or devote 50% or more of its annual budget to the following activities: 1. Hotel accommodations; 2. Commercial airlines; 3. Casino resorts; 4. Hotel time shares; 5. Ski resorts; 6. Cruises; 7. Hotel real estate investment trusts; 8. Performing arts centers; 9. Online travel and event booking; 10. Specialty travel and experiences (such as outer space passenger travel), and/or 11. Operation of theme parks. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the BlueStar® Travel and Vacation Index returned 40.10%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Travel & Vacation Bull 2X Shares returned 76.53%, while the model indicated an expected return of 89.75%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Travel & Vacation Bull 2X Shares	PAGE 1	TSR-AR-25460G542

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/10/2021)
Direxion Daily Travel & Vacation Bull 2X Shares	76.53	-10.24
S&P 500® Index	38.02	10.97
BlueStar® Travel and Vacation Index	40.10	0.95
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$8,493,826
Number of Holdings	53
Net Advisory Fee	$68,102
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	124%
Common Stocks	76%
Total (as % of net assets)	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Hotels, Restaurants & Leisure	62.8%
Passenger Airlines	18.1%
Entertainment	7.0%
Hotel & Resort REITs	5.9%
Specialized REITs	5.5%
Interactive Media & Services	0.7%

Top 10 Constituents of Index	(%)
Booking Holdings, Inc.	5.5%
TripAdvisor, Inc.	5.4%
Hilton Worldwide Holdings, Inc.	5.1%
Marriott International, Inc. Class A	5.0%
Royal Caribbean Cruises Ltd. ADR	4.4%
Delta Air Lines, Inc.	4.4%
The Walt Disney Co.	4.3%
Airbnb, Inc. Class A	4.1%
VICI Properties, Inc.	3.5%
Carnival Corp. ADR	3.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Travel & Vacation Bull 2X Shares	PAGE 2	TSR-AR-25460G542

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Travel & Vacation Bull 2X Shares	PAGE 3	TSR-AR-25460G542

Direxion Daily Uranium Industry Bull 2X Shares
URAA (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Uranium Industry Bull 2X Shares for the period of June 26, 2024 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Uranium Industry Bull 2X Shares	$33*	0.95%**
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$7,893,329
Number of Holdings	8
Net Advisory Fee	$0
Portfolio Turnover	78%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	152%
Investment Companies	48%
Total (as % of net assets)	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Nuclear Energy	100.0%

Top 10 Constituents of Index	(%)
Global X Uranium ETF	68.4%
Sprott Uranium Miners ETF	31.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Uranium Industry Bull 2X Shares	PAGE 1	TSR-AR-25461A643

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Uranium Industry Bull 2X Shares	PAGE 2	TSR-AR-25461A643

Direxion Daily Mid Cap Bull 3X Shares
MIDU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Mid Cap Bull 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Mid Cap Bull 3X Shares	$138	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Mid Cap Bull 3X Shares seeks to provide 300% of the daily return of the S&P MidCap 400® Index. The S&P MidCap 400® Index is a float-adjusted market capitalization weighted index that attempts to measure the performance of 400 mid-sized companies in the United States. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the S&P MidCap 400® Index returned 32.99%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Mid Cap Bull 3X Shares returned 90.91%, while the model indicated an expected return of 117.70%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Mid Cap Bull 3X Shares	PAGE 1	TSR-AR-25459W730

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Mid Cap Bull 3X Shares	90.91	5.33	9.74
S&P MidCap 400® Index	32.99	11.37	9.86
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$82,371,295
Number of Holdings	407
Net Advisory Fee	$595,660
Portfolio Turnover	129%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	222%
Common Stocks	78%
Total (as % of net assets)	300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Industrials	22.6%
Financials	17.2%
Consumer Discretionary	13.6%
Health Care	9.8%
Information Technology	9.4%
Real Estate	7.2%
Materials	6.6%
Energy	5.2%
Consumer Staples	4.4%
Utilities	2.6%
Communication Services	1.4%

Top 10 Constituents of Index	(%)
Illumina, Inc.	0.8%
Texas Pacific Land Corp.	0.8%
EMCOR Group, Inc.	0.7%
Carlisle Cos., Inc.	0.7%
Lennox International, Inc.	0.7%
Expand Energy Corp.	0.6%
Williams-Sonoma, Inc.	0.6%
United Therapeutics Corp.	0.6%
Interactive Brokers Group, Inc. Class A	0.6%
Watsco, Inc.	0.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Mid Cap Bull 3X Shares	PAGE 2	TSR-AR-25459W730

Direxion Daily S&P 500® Bull 3X Shares
SPXL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily S&P 500® Bull 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P 500® Bull 3X Shares	$130	0.81%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P 500® Bull 3X Shares seeks to provide 300% of the daily return of the S&P 500® Index. Standard & Poor’s® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company’s shares outstanding. The Index is a float-adjusted, market capitalization-weighted index. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the S&P 500® Index returned 38.02%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily S&P 500® Bull 3X Shares returned 120.50%, while the model indicated an expected return of 151.02%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily S&P 500® Bull 3X Shares	PAGE 1	TSR-AR-25459W862

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily S&P 500® Bull 3X Shares	120.50	24.05	23.56
S&P 500® Index	38.02	15.27	13.00
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$4,906,704,891
Number of Holdings	514
Net Advisory Fee	$26,941,497
Portfolio Turnover	29%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	189%
Common Stocks	70%
Futures Contracts	41%
Total (as % of net assets)	300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	31.7%
Financials	13.4%
Health Care	11.1%
Consumer Discretionary	10.0%
Communication Services	9.1%
Industrials	8.5%
Consumer Staples	5.8%
Energy	3.4%
Utilities	2.5%
Real Estate	2.3%
Materials	2.2%

Top 10 Constituents of Index	(%)
Apple, Inc.	7.1%
NVIDIA Corp.	6.8%
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc.	2.6%
Alphabet, Inc.	2.1%
Alphabet, Inc. Class C	1.7%
Berkshire Hathaway, Inc. Class B	1.7%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P 500® Bull 3X Shares	PAGE 2	TSR-AR-25459W862

Direxion Daily S&P 500® Bear 3X Shares
SPXS (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily S&P 500® Bear 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P 500® Bear 3X Shares	$65	0.91%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P 500® 3X Bear Shares seeks to provide -300%, of the daily return of the S&P 500® Index. Standard & Poor’s® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company’s shares outstanding. The Index is a float-adjusted, market capitalization-weighted index. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the S&P 500® Index returned 38.02%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily S&P 500® Bear 3X Shares returned -57.19%, while the model indicated an expected return of -65.33%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily S&P 500® Bear 3X Shares	PAGE 1	TSR-AR-25460E265

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily S&P 500® Bear 3X Shares	-57.19	-45.77	-39.29
S&P 500® Index	38.02	15.27	13.00
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$501,716,748
Number of Holdings	11
Net Advisory Fee	$4,109,729
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	-300%
Total (as % of net assets)	-300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	31.7%
Financials	13.4%
Health Care	11.1%
Consumer Discretionary	10.0%
Communication Services	9.1%
Industrials	8.5%
Consumer Staples	5.8%
Energy	3.4%
Utilities	2.5%
Real Estate	2.3%
Materials	2.2%

Top 10 Constituents of Index	(%)
Apple, Inc.	7.1%
NVIDIA Corp.	6.8%
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc.	2.6%
Alphabet, Inc.	2.1%
Alphabet, Inc. Class C	1.7%
Berkshire Hathaway, Inc. Class B	1.7%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P 500® Bear 3X Shares	PAGE 2	TSR-AR-25460E265

Direxion Daily Small Cap Bull 3X Shares
TNA (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Small Cap Bull 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Small Cap Bull 3X Shares	$124	0.87%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Small Cap Bull 3X Shares seeks to provide 300% of the daily return of the Russell 2000® Index. The Russell 2000® Index measures the performance of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization and current index membership. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Russell 2000® Index returned 34.07%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Small Cap Bull 3X Shares returned 85.49%, while the model indicated an expected return of 111.21%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Small Cap Bull 3X Shares	PAGE 1	TSR-AR-25459W847

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Small Cap Bull 3X Shares	85.49	-6.39	1.39
Russell 2000® Index	34.07	8.50	7.94
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$2,158,997,560
Number of Holdings	11
Net Advisory Fee	$16,010,661
Portfolio Turnover	222%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	227%
Investment Companies	73%
Total (as % of net assets)	300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Financials	18.6%
Health Care	17.4%
Industrials	17.1%
Information Technology	12.6%
Consumer Discretionary	9.8%
Real Estate	6.4%
Energy	5.2%
Materials	4.6%
Utilities	2.8%
Consumer Staples	2.8%
Communication Services	2.7%

Top 10 Constituents of Index	(%)
FTAI Aviation Ltd.	0.5%
Sprouts Farmers Market, Inc.	0.5%
Vaxcyte, Inc.	0.5%
Insmed, Inc.	0.4%
Mueller Industries, Inc.	0.3%
Fluor Corp.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Fabrinet	0.3%
Ensign Group, Inc.	0.3%
Revolution Medicines, Inc.	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Small Cap Bull 3X Shares	PAGE 2	TSR-AR-25459W847

Direxion Daily Small Cap Bear 3X Shares
TZA (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Small Cap Bear 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Small Cap Bear 3X Shares	$62	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Small Cap Bear 3X Shares seeks to provide -300% of the daily return of the Russell 2000® Index. The Russell 2000® Index measures the performance of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization and current index membership. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Russell 2000® Index returned 34.07%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Small Cap Bear 3X Shares returned -61.41%, while the model indicated an expected return of -67.90%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Small Cap Bear 3X Shares	PAGE 1	TSR-AR-25460E232

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Small Cap Bear 3X Shares	-61.41	-46.43	-38.97
Russell 2000® Index	34.07	8.50	7.94
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$344,247,181
Number of Holdings	11
Net Advisory Fee	$2,882,956
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	-300%
Total (as % of net assets)	-300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Financials	18.6%
Health Care	17.4%
Industrials	17.1%
Information Technology	12.6%
Consumer Discretionary	9.8%
Real Estate	6.4%
Energy	5.2%
Materials	4.6%
Utilities	2.8%
Consumer Staples	2.8%
Communication Services	2.7%

Top 10 Constituents of Index	(%)
FTAI Aviation Ltd.	0.5%
Sprouts Farmers Market, Inc.	0.5%
Vaxcyte, Inc.	0.5%
Insmed, Inc.	0.4%
Mueller Industries, Inc.	0.3%
Fluor Corp.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Fabrinet	0.3%
Ensign Group, Inc.	0.3%
Revolution Medicines, Inc.	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Small Cap Bear 3X Shares	PAGE 2	TSR-AR-25460E232

Direxion Daily FTSE China Bull 3X Shares
YINN (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily FTSE China Bull 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily FTSE China Bull 3X Shares	$108	0.92%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily FTSE China Bull 3X Shares seeks to provide 300% of the daily return of the FTSE China 50 Index. The FTSE China 50 Index consists of the 50 largest and most liquid public Chinese companies currently trading on the Hong Kong Stock Exchange. Securities in the index are weighted based on the total market value of their shares, so that securities with higher total market values will generally have a higher representation in the index. Index constituents are screened for liquidity and weightings and are capped to prevent the index from being overly concentrated in any one stock. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the FTSE China 50 Index returned 28.24%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily FTSE China Bull 3X Shares returned 35.26%, while the model indicated an expected return of 60.96%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily FTSE China Bull 3X Shares	35.26	-37.13	-24.81
S&P 500® Index	38.02	15.27	13.00
FTSE China 50 Index	28.24	-2.29	0.81
Direxion Daily FTSE China Bull 3X Shares	PAGE 1	TSR-AR-25460G195

Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$2,015,945,807
Number of Holdings	13
Net Advisory Fee	$7,373,530
Portfolio Turnover	274%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	237%
Investment Companies	63%
Total (as % of net assets)	300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Consumer Discretionary	37.4%
Financials	28.8%
Communication Services	16.3%
Energy	5.4%
Information Technology	5.1%
Industrials	1.7%
Materials	1.7%
Health Care	1.5%
Real Estate	1.0%
Consumer Staples	0.7%
Utilities	0.4%

Top 10 Constituents of Index	(%)
Meituan Class B	10.7%
Alibaba Group Holding Ltd.	8.6%
Tencent Holdings Ltd.	8.1%
China Construction Bank Corp. Class H	6.0%
JD.com, Inc. Class A	5.4%
Xiaomi Corp.	5.1%
Ping An Insurance Group Company of China Ltd.	4.1%
BYD	4.1%
Industrial & Commercial Bank of China Ltd.	4.1%
Bank Of China (Hong King) Ltd.	4.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily FTSE China Bull 3X Shares	PAGE 2	TSR-AR-25460G195

Direxion Daily FTSE China Bear 3X Shares
YANG (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily FTSE China Bear 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily FTSE China Bear 3X Shares	$63	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily FTSE China Bear 3X Shares seeks to provide -300% of the daily return of the FTSE China 50 Index. The FTSE China 50 Index consists of the 50 largest and most liquid public Chinese companies currently trading on the Hong Kong Stock Exchange. Securities in the index are weighted based on the total market value of their shares, so that securities with higher total market values will generally have a higher representation in the index. Index constituents are screened for liquidity and weightings and are capped to prevent the index from being overly concentrated in any one stock. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the FTSE China 50 Index returned 28.24%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily FTSE China Bear 3X Shares returned -67.92%, while the model indicated an expected return of -71.12%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily FTSE China Bear 3X Shares	-67.92	-39.61	-36.12
S&P 500® Index	38.02	15.27	13.00
FTSE China 50 Index	28.24	-2.29	0.81
Direxion Daily FTSE China Bear 3X Shares	PAGE 1	TSR-AR-25461A460

Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$184,483,062
Number of Holdings	7
Net Advisory Fee	$1,120,465
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	-300%
Total (as % of net assets)	-300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Consumer Discretionary	37.4%
Financials	28.8%
Communication Services	16.3%
Energy	5.4%
Information Technology	5.1%
Industrials	1.7%
Materials	1.7%
Health Care	1.5%
Real Estate	1.0%
Consumer Staples	0.7%
Utilities	0.4%

Top 10 Constituents of Index	(%)
Meituan Class B	10.7%
Alibaba Group Holding Ltd.	8.6%
Tencent Holdings Ltd.	8.1%
China Construction Bank Corp. Class H	6.0%
JD.com, Inc. Class A	5.4%
Xiaomi Corp.	5.1%
Ping An Insurance Group Comapny of China Ltd.	4.1%
BYD	4.1%
Industrial & Commercial Bank of China Ltd.	4.1%
Bank Of China (Hong King) Ltd.	4.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily FTSE China Bear 3X Shares	PAGE 2	TSR-AR-25461A460

Direxion Daily FTSE Europe Bull 3X Shares
EURL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily FTSE Europe Bull 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily FTSE Europe Bull 3X Shares	$122	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily FTSE Europe Bull 3X Shares seeks to provide 300% of the daily return of the FTSE Developed Europe All Cap Index. The FTSE Developed Europe All Cap Index is a market capitalization weighted index that is designed to measure the equity market performance of large-, mid- and small-cap companies in developed markets in Europe. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the FTSE Developed Europe All Cap Index returned 23.43%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily FTSE Europe Bull 3X Shares returned 56.86%, while the model indicated an expected return of 78.27%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily FTSE Europe Bull 3X Shares	PAGE 1	TSR-AR-25459Y280

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily FTSE Europe Bull 3X Shares	56.86	-2.06	-1.58
FTSE Developed Europe All Cap Index	23.43	6.98	5.56
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$21,858,858
Number of Holdings	9
Net Advisory Fee	$179,711
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	238%
Investment Companies	62%
Total (as % of net assets)	300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
United Kingdom	18.4%
France	17.2%
Switzerland	13.5%
Germany	13.2%
Netherlands	7.5%
Sweden	5.9%
Spain	5.0%
Italy	5.0%
Denmark	4.5%
Belgium	2.0%
Other	7.8%

Top 10 Constituents of Index	(%)
Novo Nordisk	2.4%
LVMH Moët Hennessy Louis Vuitton	2.1%
Sap SE	1.8%
ASML Holding N.V.	1.7%
Nestlé SA	1.6%
Hermes International S.A.	1.5%
Novartis AG	1.4%
AstraZeneca PLC	1.4%
Roche	1.4%
L’Oréal S.A.	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily FTSE Europe Bull 3X Shares	PAGE 2	TSR-AR-25459Y280

Direxion Daily MSCI Emerging Markets Bull 3X Shares
EDC (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily MSCI Emerging Markets Bull 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSCI Emerging Markets Bull 3X Shares	$122	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSCI Emerging Markets Bull 3X Shares seeks to provide 300% of the daily return of the MSCI Emerging Markets IndexSM. The MSCI Emerging Market IndexSM is a free float-adjusted market capitalization index that is designed to represent the performance of large- and mid-capitalizations securities across 24 emerging markets countries. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the MSCI Emerging Market IndexSM returned 25.32%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Emerging Markets MSCI Bull 3X Shares returned 56.23%, while the model indicated an expected return of 77.81%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily MSCI Emerging Markets Bull 3X Shares	56.23	-12.71	-10.24
MSCI Emerging Markets IndexSM	25.32	3.93	3.43
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown
Direxion Daily MSCI Emerging Markets Bull 3X Shares	PAGE 1	TSR-AR-25490K281

and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$82,706,447
Number of Holdings	9
Net Advisory Fee	$658,165
Portfolio Turnover	220%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	295%
Investment Companies	5%
Total (as % of net assets)	300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
China	24.9%
Taiwan, Province Of China	19.0%
India	18.8%
Korea, Republic of	10.1%
Brazil	4.6%
Saudi Arabia	3.9%
South Africa	2.9%
Mexico	1.9%
Indonesia	1.6%
Thailand	1.5%
Other	10.8%

Top 10 Constituents of Index	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	4.3%
Samsung Electronics Co. Ltd.	2.6%
Alibaba Group Holding Ltd.	2.3%
Meituan Class B	1.5%
Reliance Industries, Ltd.	1.2%
HDFC Bank	1.1%
PDD Holdings, Inc. ADR	1.1%
Hon Hai Precision Industry Co. Ltd.	1.0%
ICICI Bank Ltd.	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSCI Emerging Markets Bull 3X Shares	PAGE 2	TSR-AR-25490K281

Direxion Daily MSCI Emerging Markets Bear 3X Shares
EDZ (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily MSCI Emerging Markets Bear 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSCI Emerging Markets Bear 3X Shares	$74	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSCI Emerging Markets Bear 3X Shares seeks to provide -300% of the daily return of the MSCI Emerging Markets IndexSM. The MSCI Emerging Market IndexSM is a free float-adjusted market capitalization index that is designed to represent the performance of large- and mid-capitalizations securities across 24 emerging markets countries. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the MSCI Emerging Market IndexSM returned 25.32%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily MSCI Emerging Markets Bear 3X Shares returned -44.83%, while the model indicated an expected return of -52.75%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily MSCI Emerging Markets Bear 3X Shares	-44.83	-26.97	-25.27
MSCI Emerging Markets IndexSM	25.32	3.93	3.43
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Direxion Daily MSCI Emerging Markets Bear 3X Shares	PAGE 1	TSR-AR-25460E547

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$16,790,972
Number of Holdings	5
Net Advisory Fee	$77,496
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	-300%
Total (as % of net assets)	-300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
China	24.9%
Taiwan, Province Of China	19.0%
India	18.8%
Korea, Republic of	10.1%
Brazil	4.6%
Saudi Arabia	3.9%
South Africa	2.9%
Mexico	1.9%
Indonesia	1.6%
Thailand	1.5%
Other	10.8%

Top 10 Constituents of Index	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	4.3%
Samsung Electronics Co. Ltd.	2.6%
Alibaba Group Holding Ltd.	2.3%
Meituan Class B	1.5%
Reliance Industries, Ltd.	1.2%
HDFC Bank	1.1%
PDD Holdings, Inc. ADR	1.1%
Hon Hai Precision Industry Co. Ltd.	1.0%
ICICI Bank Ltd.	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSCI Emerging Markets Bear 3X Shares	PAGE 2	TSR-AR-25460E547

Direxion Daily MSCI Mexico Bull 3X Shares
MEXX (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily MSCI Mexico Bull 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSCI Mexico Bull 3X Shares	$79	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSCI Mexico Bull 3X Shares seeks to provide 300% of the daily return of the MSCI Mexico IMI 25/50 Index. The MSCI Mexico IMI 25/50 Index is designed to measure the performance of the large-, mid- and small-capitalization segments of the Mexican equity market, covering approximately 99% of the free float-adjusted market capitalization in Mexico. The index consists of stocks traded primarily on the Mexican Stock Market. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the MSCI Mexico IMI 25/50 Index returned -2.76%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily MSCI Mexico Bull 3X Shares returned -33.99%, while the model indicated an expected return of -24.86%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/03/2017)
Direxion Daily MSCI Mexico Bull 3X Shares	-33.99	-13.34	-18.17
S&P 500® Index	38.02	15.27	14.26
MSCI Mexico IMI 25-50 Index	-2.76	5.92	2.67
Direxion Daily MSCI Mexico Bull 3X Shares	PAGE 1	TSR-AR-25460E281

Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$24,839,820
Number of Holdings	7
Net Advisory Fee	$138,334
Portfolio Turnover	56%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	251%
Investment Companies	49%
Total (as % of net assets)	300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Consumer Staples	29.3%
Financials	17.8%
Materials	16.3%
Industrials	16.1%
Communication Services	10.3%
Real Estate	7.9%
Consumer Discretionary	1.3%
Health Care	1.0%

Top 10 Constituents of Index	(%)
Grupo Finance Banorte	9.8%
Fomento Economico Mexicano	9.5%
Grupo Mexico Class B	8.0%
Wal-Mart de México S.A.B. de C.V.	7.6%
América Móvil S.A.B. de C.V.	7.6%
Grupo Aeroportuario del Pacífico S.A.B. de C.V.	4.3%
CEMEX S.A.B. de C.V.	3.9%
Grupo Aeroportuario del Sureste S.A.B. de C.V.	3.2%
Arca Continental	2.9%
Grupo Financiero Inbursa S.A.B. de C.V. Series O	2.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSCI Mexico Bull 3X Shares	PAGE 2	TSR-AR-25460E281

Direxion Daily MSCI South Korea Bull 3X Shares
KORU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily MSCI South Korea Bull 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSCI South Korea Bull 3X Shares	$97	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSCI South Korea Bull 3X Shares seeks to provide 300% of the daily return of the MSCI Korea 25/50 Index. The MSCI Korea 25/50 Index is designed to measure the performance of the large- and mid-cap segments of the South Korean equity market, covering approximately 85% of the free float-adjusted market capitalization of South Korean issuers. To determine if the Fund has met its  daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the MSCI Korea 25/50 Index returned 13.08%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily MSCI South Korea Bull 3X Shares returned 4.21%, while the model indicated an expected return of 16.52%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily MSCI South Korea Bull 3X Shares	4.21	-22.70	-16.80
S&P 500® Index	38.02	15.27	13.00
MSCI Korea 25/50 Index	13.08	2.53	2.44
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Direxion Daily MSCI South Korea Bull 3X Shares	PAGE 1	TSR-AR-25459Y520

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$57,696,147
Number of Holdings	7
Net Advisory Fee	$288,459
Portfolio Turnover	82%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	233%
Investment Companies	67%
Total (as % of net assets)	300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	32.1%
Industrials	16.6%
Financials	14.5%
Consumer Discretionary	10.1%
Health Care	8.9%
Materials	6.7%
Communication Services	6.1%
Consumer Staples	2.7%
Energy	1.6%
Utilities	0.7%

Top 10 Constituents of Index	(%)
Samsung Electronics Co. Ltd.	18.0%
SK Hynix, Inc.	9.4%
KB Financial Group	3.4%
Hyundai Motor Co.	2.8%
Celltrion, Inc.	2.7%
Kia Corp.	2.3%
POSCO Holdings, Inc.	2.3%
Shinhan Financial Group Co. Ltd.	2.3%
Naver Corp.	2.1%
Samsung Biologics Co. Ltd.	1.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSCI South Korea Bull 3X Shares	PAGE 2	TSR-AR-25459Y520

Direxion Daily Aerospace & Defense Bull 3X Shares
DFEN (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Aerospace & Defense Bull 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Aerospace & Defense Bull 3X Shares	$136	0.92%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Aerospace & Defense Bull 3X Shares seeks to provide 300% of the daily return of the Dow Jones U.S. Select Aerospace & Defense Index. The Dow Jones U.S. Select Aerospace & Defense Index is provided by Dow Jones U.S. Index. The index attempts to measure the performance of the aerospace and defense industry of the U.S. equity market. The Index Provider selects the stocks comprising the index from the aerospace and defense sector on the basis of the float-adjusted, market capitalization-weight of each constituent. Aerospace companies include manufacturers, assemblers and distributors of aircraft and aircraft parts. Defense companies include producers of components and equipment for the defense industry, such as military aircraft, radar equipment and weapons. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Dow Jones U.S. Select Aerospace & Defense Index returned 33.12%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Aerospace & Defense Bull 3X Shares returned 94.57% for the same period, while the model indicated an expected return of 121.83%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Aerospace & Defense Bull 3X Shares	PAGE 1	TSR-AR-25460E661

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/03/2017)
Direxion Daily Aerospace & Defense Bull 3X Shares	94.57	-9.76	4.25
S&P 500® Index	38.02	15.27	14.26
Dow Jones U.S. Select Aerospace & Defense Index	33.12	7.15	10.42
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$186,970,065
Number of Holdings	42
Net Advisory Fee	$1,280,226
Portfolio Turnover	52%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	241%
Common Stocks	59%
Total (as % of net assets)	300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Aerospace & Defense	99.8%
Leisure Products	0.2%

Top 10 Constituents of Index	(%)
General Electric Co.	18.1%
RTX Corp.	15.6%
Lockheed Martin Corp.	10.5%
Axon Enterprise, Inc.	5.1%
Boeing Co.	5.1%
L3Harris Technologies, Inc.	4.8%
Howmet Aerospace, Inc.	4.6%
Northrop Grumman Corp.	4.3%
TransDigm Group, Inc.	4.3%
General Dynamics Corp.	4.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Aerospace & Defense Bull 3X Shares	PAGE 2	TSR-AR-25460E661

Direxion Daily Consumer Discretionary Bull 3X Shares
WANT (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Consumer Discretionary Bull 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Consumer Discretionary Bull 3X Shares	$132	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Consumer Discretionary Bull 3X Shares seeks to provide 300% of the daily return of the Consumer Discretionary Select Sector Index. The Consumer Discretionary Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the consumer discretionary sector which includes the following industries: retail (specialty, multiline, internet & direct marketing); hotels, restaurants & leisure; textiles, apparel & luxury goods; household durables; automobiles; automobile components; distributors; leisure equipment & products; and diversified consumer services. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Consumer Discretionary Select Sector Index returned 30.72%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Consumer Discretionary Bull 3X Shares returned 78.00% for the same period, while the model indicated an expected return of 103.12%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Consumer Discretionary Bull 3X Shares	PAGE 1	TSR-AR-25459Y801

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/29/2018)
Direxion Daily Consumer Discretionary Bull 3X Shares	78.00	4.13	7.85
S&P 500® Index	38.02	15.27	15.06
Consumer Discretionary Select Sector Index	30.72	11.35	11.94
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$22,930,191
Number of Holdings	57
Net Advisory Fee	$203,823
Portfolio Turnover	72%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	250%
Common Stocks	50%
Total (as % of net assets)	300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Hotels, Restaurants & Leisure	25.1%
Broadline Retail	23.3%
Specialty Retail	22.6%
Automobiles	17.0%
Household Durables	5.2%
Textiles, Apparel & Luxury Goods	4.8%
Distributors	1.1%
Automobile Components	0.6%
Leisure Products	0.3%

Top 10 Constituents of Index	(%)
Amazon.com, Inc.	22.5%
Tesla, Inc.	14.3%
The Home Depot, Inc.	8.0%
Booking Holdings, Inc.	4.4%
McDonald’s Corp.	4.3%
Lowe’s Companies, Inc.	4.2%
TJX Companies, Inc.	3.6%
Starbucks Corp.	3.1%
NIKE, Inc. Class B	2.6%
Chipotle Mexican Grill, Inc.	2.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Consumer Discretionary Bull 3X Shares	PAGE 2	TSR-AR-25459Y801

Direxion Daily Dow Jones Internet Bull 3X Shares
WEBL (Principal U.S. Listing Exchange: NYSE Arca, Inc.NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Dow Jones Internet Bull 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Dow Jones Internet Bull 3X Shares	$158	0.94%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Dow Jones Internet Bull 3X Shares seeks to provide 300% of the daily return of the Dow Jones Internet Composite Index. The Dow Jones Internet Composite Index includes companies that generate at least 50% of their annual sales/revenue from the internet as determined by the Index Provider. Additionally, each stock must have a minimum of three months’ trading history and a three month average market capitalization of at least $100 million. The Index consists of 40 stocks that are included in two different sectors, internet commerce and internet services. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Dow Jones Internet Composite Index returned 44.26%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Dow Jones Internet Bull 3X Shares returned 136.73%, while the model indicated an expected return of 169.85%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Dow Jones Internet Bull 3X Shares	PAGE 1	TSR-AR-25460E364

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/07/2019)
Direxion Daily Dow Jones Internet Bull 3X Shares	136.73	-3.09
S&P 500® Index	38.02	15.02
Dow Jones Internet Composite Index	44.26	11.03
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$134,852,836
Number of Holdings	47
Net Advisory Fee	$1,237,181
Portfolio Turnover	61%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	232%
Common Stocks	68%
Total (as % of net assets)	300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	36.2%
Communication Services	31.2%
Consumer Discretionary	23.8%
Financials	4.3%
Industrials	2.9%
Health Care	1.6%

Top 10 Constituents of Index	(%)
Meta Platforms, Inc.	10.0%
Amazon.com, Inc.	9.1%
Netflix, Inc.	8.3%
Salesforce, Inc.	7.2%
Alphabet, Inc.	5.6%
Booking Holdings, Inc.	5.0%
Alphabet, Inc. Class C	4.6%
Arista Networks, Inc.	4.6%
Cisco Systems, Inc.	4.5%
PayPal Holdings, Inc.	4.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Dow Jones Internet Bull 3X Shares	PAGE 2	TSR-AR-25460E364

Direxion Daily Dow Jones Internet Bear 3X Shares
WEBS (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Dow Jones Internet Bear 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Dow Jones Internet Bear 3X Shares	$63	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Dow Jones Internet Bear 3X Shares seeks to provide -300% of the daily return of the Dow Jones Internet Composite Index. The Dow Jones Internet Composite Index includes companies that generate at least 50% of their annual sales/revenue from the internet as determined by the Index Provider. Additionally, each stock must have a minimum of three months’ trading history and a three month average market capitalization of at least $100 million. The Index consists of 40 stocks that are included in two different sectors, internet commerce and internet services. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Dow Jones Internet Composite Index returned 44.26%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Dow Jones Internet Bear 3X Shares returned -66.86%, while the model indicated an expected return of -73.08%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Dow Jones Internet Bear 3X Shares	PAGE 1	TSR-AR-25461A486

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/07/2019)
Direxion Daily Dow Jones Internet Bear 3X Shares	-66.86	-53.57
S&P 500® Index	38.02	15.02
Dow Jones Internet Composite Index	44.26	11.03
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$17,127,110
Number of Holdings	6
Net Advisory Fee	$135,389
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	-300%
Total (as % of net assets)	-300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	36.2%
Communication Services	31.2%
Consumer Discretionary	23.8%
Financials	4.3%
Industrials	2.9%
Health Care	1.6%

Top 10 Constituents of Index	(%)
Meta Platforms, Inc.	10.0%
Amazon.com, Inc.	9.1%
Netflix, Inc.	8.3%
Salesforce, Inc.	7.2%
Alphabet, Inc.	5.6%
Booking Holdings, Inc.	5.0%
Alphabet, Inc. Class C	4.6%
Arista Networks, Inc.	4.6%
Cisco Systems, Inc.	4.5%
PayPal Holdings, Inc.	4.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Dow Jones Internet Bear 3X Shares	PAGE 2	TSR-AR-25461A486

Direxion Daily Financial Bull 3X Shares
FAS (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Financial Bull 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Financial Bull 3X Shares	$158	0.87%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Financial Bull 3X Shares seeks to provide 300% of the daily return of the Financial Select Sector Index. The Financial Select Sector Index is provided by S&P Dow Jones Indices and includes securities of companies from the following industries: Banks; Thrifts & Mortgage Finance; Diversified Financial Services; Consumer Finance; Capital Markets; Insurance; and Mortgage Real Estate Investment Trusts (REITs). To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Financial Select Sector Index returned 46.35%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Financial Bull 3X Shares returned 162.48%, while the model indicated an expected return of 219.30%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Financial Bull 3X Shares	162.48	12.66	18.03
Financial Select Sector Index	46.35	12.46	11.42
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown
Direxion Daily Financial Bull 3X Shares	PAGE 1	TSR-AR-25459Y694

and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$2,374,110,197
Number of Holdings	84
Net Advisory Fee	$15,948,998
Portfolio Turnover	19%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	230%
Common Stocks	70%
Total (as % of net assets)	300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Financial Services	31.4%
Banks	24.9%
Capital Markets	23.4%
Insurance	16.1%
Consumer Finance	4.2%

Top 10 Constituents of Index	(%)
Berkshire Hathaway Class B	12.8%
JPMorgan Chase & Co.	9.8%
Visa, Inc. Class A	7.5%
MasterCard, Inc. Class A	6.4%
Bank of America Corp.	4.4%
Wells Fargo & Co.	3.4%
Goldman Sachs Group, Inc.	2.5%
S&P Global, Inc.	2.4%
American Express Co.	2.4%
Morgan Stanley	2.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Financial Bull 3X Shares	PAGE 2	TSR-AR-25459Y694

Direxion Daily Financial Bear 3X Shares
FAZ (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Financial Bear 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Financial Bear 3X Shares	$62	0.91%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Financial Bear 3X Shares seeks to provide -300% of the daily return of the Financial Select Sector Index. The Financial Select Sector Index is provided by S&P Dow Jones Indices and includes securities of companies from the following industries: Banks; Thrifts & Mortgage Finance; Diversified Financial Services; Consumer Finance; Capital Markets; Insurance; and Mortgage Real Estate Investment Trusts (REITs). To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Financial Select Sector Index returned 46.35%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Financial Bear 3X Shares returned -64.30%, while the model indicated an expected return of -73.48%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Financial Bear 3X Shares	-64.30	-50.26	-43.23
Financial Select Sector Index	46.35	12.46	11.42
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown
Direxion Daily Financial Bear 3X Shares	PAGE 1	TSR-AR-25460E240

and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$128,316,186
Number of Holdings	8
Net Advisory Fee	$1,005,622
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	-300%
Total (as % of net assets)	-300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Financial Services	31.4%
Banks	24.9%
Capital Markets	23.4%
Insurance	16.1%
Consumer Finance	4.2%

Top 10 Constituents of Index	(%)
Berkshire Hathaway Class B	12.8%
JPMorgan Chase & Co.	9.8%
Visa, Inc. Class A	7.5%
MasterCard, Inc. Class A	6.4%
Bank of America Corp.	4.4%
Wells Fargo & Co.	3.4%
Goldman Sachs Group, Inc.	2.5%
S&P Global, Inc.	2.4%
American Express Co.	2.4%
Morgan Stanley	2.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Financial Bear 3X Shares	PAGE 2	TSR-AR-25460E240

Direxion Daily Healthcare Bull 3X Shares
CURE (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Healthcare Bull 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Healthcare Bull 3X Shares	$111	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Healthcare Bull 3X Shares seeks to provide 300% of the daily return of the Health Care Select Sector Index. The Health Care Select Sector Index is provided by Standard & Poor’s and includes domestic companies from the healthcare sector, which includes the following industries: pharmaceuticals; health care equipment and supplies; health care providers and services; biotechnology; life sciences tools and services; and health care technology. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Health Care Select Sector Index returned 19.91%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Healthcare Bull 3X Shares returned 46.26%, while the model indicated an expected return of 66.61%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Healthcare Bull 3X Shares	46.26	15.27	15.00
S&P 500® Index	38.02	15.27	13.00
Health Care Select Sector Index	19.91	11.19	10.02
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Direxion Daily Healthcare Bull 3X Shares	PAGE 1	TSR-AR-25459Y876

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$153,896,151
Number of Holdings	69
Net Advisory Fee	$1,431,196
Portfolio Turnover	23%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	224%
Common Stocks	76%
Total (as % of net assets)	300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Pharmaceuticals	31.2%
Health Care Equipment & Supplies	21.0%
Health Care Providers & Services	20.8%
Biotechnology	16.9%
Life Sciences Tools & Services	10.1%

Top 10 Constituents of Index	(%)
Eli Lilly & Co.	12.2%
UnitedHealth Group, Inc.	9.7%
Johnson & Johnson	7.1%
AbbVie, Inc.	6.7%
Merck & Co., Inc.	4.8%
Thermo Fisher Scientific, Inc.	3.9%
Abbott Laboratories	3.7%
Intuitive Surgical, Inc.	3.3%
Amgen, Inc.	3.2%
Pfizer, Inc.	3.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Healthcare Bull 3X Shares	PAGE 2	TSR-AR-25459Y876

Direxion Daily Homebuilders & Supplies Bull 3X Shares
NAIL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Homebuilders & Supplies Bull 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Homebuilders & Supplies Bull 3X Shares	$179	0.91%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Homebuilders & Supplies Bull 3X Shares seeks to provide 300% of the daily return of the Dow Jones U.S. Select Home Construction Index. The Dow Jones U.S. Select Home Construction Index measures U.S. companies in the home construction sector that provide a wide range of products and services related to homebuilding, including home construction and producers, sellers and suppliers of building materials, furnishings and fixtures and also home improvement retailers. The index may include large-, mid- or small-capitalization companies. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Dow Jones U.S. Select Home Construction Index returned 60.67%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Homebuilders & Supplies Bull 3X Shares returned 193.80%, while the model indicated an expected return of 234.47%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Homebuilders & Supplies Bull 3X Shares	PAGE 1	TSR-AR-25490K596

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/19/2015)
Direxion Daily Homebuilders & Supplies Bull 3X Shares	193.80	13.03	13.90
S&P 500® Index	38.02	15.27	13.52
Dow Jones U.S. Select Home Construction Index	60.67	22.53	17.20
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$328,359,188
Number of Holdings	52
Net Advisory Fee	$2,202,095
Portfolio Turnover	70%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	242%
Common Stocks	58%
Total (as % of net assets)	300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Household Durables	64.7%
Building Products	17.4%
Specialty Retail	11.3%
Chemicals	4.4%
Construction Materials	1.4%
Trading Companies & Distributors	0.8%

Top 10 Constituents of Index	(%)
D.R. Horton, Inc..	14.2%
Lennar Corp. Class A	11.8%
NVR, Inc.	8.0%
PulteGroup, Inc.	7.7%
The Home Depot, Inc.	4.8%
Lowe’s Companies, Inc.	4.8%
The Sherwin Williams Co.	4.4%
Toll Brothers, Inc.	4.3%
TopBuild Corp.	3.0%
Builders FirstSource, Inc.	2.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Homebuilders & Supplies Bull 3X Shares	PAGE 2	TSR-AR-25490K596

Direxion Daily Industrials Bull 3X Shares
DUSL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Industrials Bull 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Industrials Bull 3X Shares	$152	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Industrials Bull 3X Shares seeks to provide 300% of the daily return of the Industrials Select Sector Index. The Industrials Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the industrials sector which includes the following industries: aerospace and defense; industry conglomerates; machinery; road and rail; air freight and logistics; commercial services and supplies; professional services; electrical equipment; construction and engineering; trading companies and distributors; airlines; and building products. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Industrials Select Sector Index returned 38.23%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Industrials Bull 3X Shares returned 120.91%, while the model indicated an expected return of 151.08%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Industrials Bull 3X Shares	PAGE 1	TSR-AR-25460E737

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/03/2017)
Direxion Daily Industrials Bull 3X Shares	120.91	14.33	13.84
S&P 500® Index	38.02	15.27	14.26
Industrials Select Sector Index	38.23	13.23	11.86
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$37,009,964
Number of Holdings	85
Net Advisory Fee	$241,960
Portfolio Turnover	20%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	226%
Common Stocks	74%
Total (as % of net assets)	300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Aerospace & Defense	22.7%
Machinery	19.6%
Ground Transportation	11.4%
Electrical Equipment	9.3%
Professional Services	7.9%
Commercial Services & Supplies	7.7%
Building Products	6.2%
Industrial Conglomerates	5.0%
Air Freight & Logistics	4.6%
Trading Companies & Distributors	3.6%
Passenger Airlines	2.0%

Top 10 Constituents of Index	(%)
General Electric Co.	4.5%
Caterpillar, Inc.	4.4%
RTX Corp.	3.9%
Uber Technologies, Inc.	3.7%
Union Pacific Corp.	3.4%
Honeywell International, Inc.	3.3%
Eaton Corporation PLC ADR	3.2%
Automatic Data Processing, Inc.	2.9%
Lockheed Martin Corp.	2.8%
Boeing Co.	2.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Industrials Bull 3X Shares	PAGE 2	TSR-AR-25460E737

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Industrials Bull 3X Shares	PAGE 3	TSR-AR-25460E737

Direxion Daily Pharmaceutical & Medical Bull 3X Shares
PILL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Pharmaceutical & Medical Bull 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	$132	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Pharmaceutical & Medical Bull 3X Shares seeks to provide 300% of the daily return of the S&P Pharmaceuticals Select Industry Index. The S&P Pharmaceuticals Select Industry Index is a modified equal-weighted index that is designed to measure performance of the stocks comprising the S&P Total Market Index that are classified in the Global Industry Classification Standard (GICS) pharmaceuticals subindustry. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the S&P Pharmaceuticals Select Industry Index returned 30.19%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Pharmaceutical & Medical Bull 3X Shares returned 77.94%, while the model indicated an expected return of 102.29%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	PAGE 1	TSR-AR-25460E646

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/15/2017)
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	77.94	-9.97	-13.13
S&P 500® Index	38.02	15.27	14.01
S&P Pharmaceuticals Select Industry Index	30.19	4.64	2.62
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$14,772,235
Number of Holdings	51
Net Advisory Fee	$81,317
Portfolio Turnover	67%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	226%
Common Stocks	74%
Total (as % of net assets)	300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Pharmaceuticals	100.0%

Top 10 Constituents of Index	(%)
Corcept Therapeutics, Inc.	4.5%
Longboard Pharmaceuticals, Inc.	4.1%
Bristol-Myers Squibb Co.	3.9%
Intra-Cellular Therapies, Inc.	3.9%
Edgewise Therapeutics, Inc.	3.5%
Jazz Pharmaceuticals PLC ADR	3.5%
Viatris, Inc.	3.5%
Catalent, Inc.	3.4%
Royalty Pharma PLC ADR	3.4%
Pfizer, Inc.	3.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	PAGE 2	TSR-AR-25460E646

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	PAGE 3	TSR-AR-25460E646

Direxion Daily Real Estate Bull 3X Shares
DRN (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Real Estate Bull 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Real Estate Bull 3X Shares	$142	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Real Estate Bull 3X Shares seeks to provide 300% of the daily return of the Real Estate Select Sector Index. The Real Estate Select Sector Index is provided by S&P Dow Jones Indices and includes securities of companies from the following industries: real estate management and development and real estate investment trusts (“REITs”), excluding mortgage REITs. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Real Estate Select Sector Index returned 35.15%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Real Estate Bull 3X Shares returned 99.78%, while the model indicated an expected return of 126.16%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Real Estate Bull 3X Shares	99.78	-14.47	-1.78
S&P 500® Index	38.02	15.27	13.00
Real Estate Select Sector Index	35.15	5.52	7.58
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Direxion Daily Real Estate Bull 3X Shares	PAGE 1	TSR-AR-25459W755

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$96,619,988
Number of Holdings	36
Net Advisory Fee	$611,269
Portfolio Turnover	48%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	238%
Common Stocks	62%
Total (as % of net assets)	300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Specialized REITs	44.6%
Retail REITs	12.7%
Health Care REITs	12.5%
Residential REITs	12.2%
Industrial REITs	9.5%
Real Estate Management & Development	6.3%
Hotel & Resort REITs	1.1%
Office REITs	1.1%

Top 10 Constituents of Index	(%)
Prologis, Inc.	9.5%
American Tower Corp.	9.1%
Equinix, Inc.	7.8%
Welltower, Inc.	7.1%
Digital Realty Trust, Inc.	5.0%
Public Storage	4.7%
Simon Property Group, Inc.	4.7%
Realty Income Corp.	4.7%
Crown Castle, Inc.	4.2%
CBRE Group, Inc. Class A	3.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Real Estate Bull 3X Shares	PAGE 2	TSR-AR-25459W755

Direxion Daily Real Estate Bear 3X Shares
DRV (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Real Estate Bear 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Real Estate Bear 3X Shares	$67	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Real Estate Bear 3X Shares seeks to provide -300% of the daily return of the Real Estate Select Sector Index. The Real Estate Select Sector Index is provided by S&P Dow Jones Indices and includes securities of companies from the following industries: real estate management and development and real estate investment trusts (“REITs”), excluding mortgage REITs. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Real Estate Select Sector Index returned 35.15%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Real Estate Bear 3X Shares returned -58.72%, while the model indicated an expected return of -66.18%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Real Estate Bear 3X Shares	-58.72	-35.94	-32.73
S&P 500® Index	38.02	15.27	13.00
Real Estate Select Sector Index	35.15	5.52	7.58
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Direxion Daily Real Estate Bear 3X Shares	PAGE 1	TSR-AR-25460G419

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$66,357,493
Number of Holdings	5
Net Advisory Fee	$727,108
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	-300%
Total (as % of net assets)	-300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Specialized REITs	44.6%
Retail REITs	12.7%
Health Care REITs	12.5%
Residential REITs	12.2%
Industrial REITs	9.5%
Real Estate Management & Development	6.3%
Hotel & Resort REITs	1.1%
Office REITs	1.1%

Top 10 Constituents of Index	(%)
Prologis, Inc.	9.5%
American Tower Corp.	9.1%
Equinix, Inc.	7.8%
Welltower, Inc.	7.1%
Digital Realty Trust, Inc.	5.0%
Public Storage	4.7%
Simon Property Group, Inc.	4.7%
Realty Income Corp.	4.7%
Crown Castle, Inc.	4.2%
CBRE Group, Inc. Class A	3.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Real Estate Bear 3X Shares	PAGE 2	TSR-AR-25460G419

Direxion Daily Regional Banks Bull 3X Shares
DPST (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Regional Banks Bull 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Regional Banks Bull 3X Shares	$152	0.87%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Regional Banks Bull 3X Shares seeks to provide 300% of the daily return of the S&P Regional Banks Select Industry Index. The S&P Regional Banks Select Industry Index is a modified equal-weighted index that is designed to measure performance of the stocks comprising the S&P Total Market Index that are classified in the Global Industry Classification Standard regional banks sub-industry. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the S&P Regional Banks Select Industry Index returned 53.97%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Regional Banks Bull 3X Shares returned 149.84%, while the model indicated an expected return of 185.02%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Regional Banks Bull 3X Shares	PAGE 1	TSR-AR-25460G153

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/19/2015)
Direxion Daily Regional Banks Bull 3X Shares	149.84	-32.20	-18.45
S&P 500® Index	38.02	15.27	13.52
S&P Regional Banks Select Industry Index	53.97	5.19	6.28
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$762,914,032
Number of Holdings	154
Net Advisory Fee	$5,488,071
Portfolio Turnover	138%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	230%
Common Stocks	70%
Total (as % of net assets)	300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Banks	100.0%

Top 10 Constituents of Index	(%)
M&T Bank Corp.	5.1%
Regions Financial Corp.	4.8%
Huntington Bancshares, Inc.	4.8%
Citizens Financial Group, Inc.	4.6%
Truist Financial Corp.	4.5%
First Horizon National Corp.	3.7%
Zions Bancorp	3.0%
Western Alliance Bancorp	2.3%
Webster Financial Corp.	2.3%
Bank OZK	2.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Regional Banks Bull 3X Shares	PAGE 2	TSR-AR-25460G153

Direxion Daily Retail Bull 3X Shares
RETL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Retail Bull 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Retail Bull 3X Shares	$122	0.92%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Retail Bull 3X Shares seeks to provide 300% of the daily return of the S&P Retail Select Industry Index. The S&P Retail Select Industry Index is a modified equal-weighted index that is designed to measure performance of the stocks comprising the S&P Total Market Index that are classified in the Global Industry Classification Standard retail sub-industry. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the S&P Retail Select Industry Index returned 29.80%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Retail Bull 3X Shares returned 65.88%, while the model indicated an expected return of 88.82%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Retail Bull 3X Shares	65.88	-1.35	1.54
S&P 500® Index	38.02	15.27	13.00
S&P Retail Select Industry Index	29.80	13.50	7.06
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown
Direxion Daily Retail Bull 3X Shares	PAGE 1	TSR-AR-25460G815

and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$40,765,257
Number of Holdings	85
Net Advisory Fee	$380,011
Portfolio Turnover	67%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	225%
Common Stocks	75%
Total (as % of net assets)	300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Specialty Retail	69.2%
Consumer Staples Distribution & Retail	19.4%
Broadline Retail	11.4%

Top 10 Constituents of Index	(%)
Carvana Co.	2.4%
EVgo, Inc.	1.8%
Victoria’s Secret & Co.	1.8%
Sprouts Farmers Market, Inc.	1.7%
Lithia Motors, Inc. Class A.	1.6%
Warby Parker, Inc.	1.6%
GameStop Corp. Class A	1.5%
Dillard’s, Inc. Class A	1.5%
Monro Muffler Brake, Inc.	1.5%
The ODP Corp.	1.5%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Retail Bull 3X Shares	PAGE 2	TSR-AR-25460G815

Direxion Daily S&P 500® High Beta Bull 3X Shares
HIBL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily S&P 500® High Beta Bull 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P 500® High Beta Bull 3X Shares	$140	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P 500® High Beta Bull 3X Shares seeks to provide 300% of the daily return of the S&P 500® High Beta Index. The S&P 500® High Beta Index selects 100 securities to include in the Index from the S&P 500® Index that have the highest sensitivity to market movements, or “beta” over the past 12 months as determined by the Index Provider. Securities with the highest beta are generally the most volatile securities of the S&P 500® Index. The Index is reviewed and rebalanced quarterly. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the S&P 500® High Beta Index returned 36.47%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily S&P 500® High Beta Bull 3X Shares returned 94.90%, while the model indicated an expected return of 121.64%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily S&P 500® High Beta Bull 3X Shares	PAGE 1	TSR-AR-25460G856

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/07/2019)
Direxion Daily S&P 500® High Beta Bull 3X Shares	94.90	3.16
S&P 500® Index	38.02	15.02
S&P 500® High Beta Index	36.47	16.65
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$39,105,615
Number of Holdings	104
Net Advisory Fee	$442,361
Portfolio Turnover	112%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	221%
Common Stocks	79%
Total (as % of net assets)	300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	43.6%
Consumer Discretionary	17.4%
Industrials	15.5%
Financials	5.8%
Health Care	5.7%
Utilities	3.3%
Materials	3.1%
Communication Services	2.8%
Real Estate	1.8%
Consumer Staples	1.0%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	2.0%
Advanced Micro Devices, Inc.	1.6%
Broadcom, Inc.	1.6%
Norwegian Cruise Line Holdings Ltd. ADR	1.6%
Tesla, Inc.	1.6%
Carnival Corp. ADR	1.5%
Monolithic Power Systems, Inc.	1.5%
Albemarle Corp.	1.5%
CrowdStrike Holdings, Inc.	1.4%
Arista Networks, Inc.	1.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily S&P 500® High Beta Bull 3X Shares	PAGE 2	TSR-AR-25460G856

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P 500® High Beta Bull 3X Shares	PAGE 3	TSR-AR-25460G856

Direxion Daily S&P 500® High Beta Bear 3X Shares
HIBS (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily S&P 500® High Beta Bear 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P 500® High Beta Bear 3X Shares	$65	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P 500® High Beta Bear 3X Shares seeks to provide -300% of the daily return of the S&P 500® High Beta Index. The S&P 500® High Beta Index selects 100 securities to include in the Index from the S&P 500® Index that have the highest sensitivity to market movements, or “beta” over the past 12 months as determined by the Index Provider. Securities with the highest beta are generally the most volatile securities of the S&P 500® Index. The Index is reviewed and rebalanced quarterly. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the S&P 500® High Beta Index returned 36.47%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily S&P 500® High Beta Bear 3X Shares returned -63.40%, while the model indicated an expected return of -70.10%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily S&P 500® High Beta Bear 3X Shares	PAGE 1	TSR-AR-25460E224

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/07/2019)
Direxion Daily S&P 500® High Beta Bear 3X Shares	-63.40	-66.10
S&P 500® Index	38.02	15.02
S&P 500® High Beta Index	36.47	16.65
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$29,841,317
Number of Holdings	7
Net Advisory Fee	$263,377
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	-300%
Total (as % of net assets)	-300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	43.6%
Consumer Discretionary	17.4%
Industrials	15.5%
Financials	5.8%
Health Care	5.7%
Utilities	3.3%
Materials	3.1%
Communication Services	2.8%
Real Estate	1.8%
Consumer Staples	1.0%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	2.0%
Advanced Micro Devices, Inc.	1.6%
Broadcom, Inc.	1.6%
Norwegian Cruise Line Holdings Ltd. ADR	1.6%
Tesla, Inc.	1.6%
Carnival Corp. ADR	1.5%
Monolithic Power Systems, Inc.	1.5%
Albemarle Corp.	1.5%
CrowdStrike Holdings, Inc.	1.4%
Arista Networks, Inc.	1.4%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P 500® High Beta Bear 3X Shares	PAGE 2	TSR-AR-25460E224

Direxion Daily S&P Biotech Bull 3X Shares
LABU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily S&P Biotech Bull 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P Biotech Bull 3X Shares	$146	0.91%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P Biotech Bull 3X Shares seeks to provide 300% of the daily return of the S&P Biotechnology Select Industry Index. The S&P Biotechnology Select Industry Index is provided by Standard & Poor’s and includes domestic companies from the biotechnology industry. The index is designed to measure the performance of the biotechnology sub-industry based on the Global Industry Classification Standards. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the S&P Biotechnology Select Industry Index returned 46.86%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily S&P Biotech Bull 3X Shares returned 120.56%, while the model indicated an expected return of 151.12%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/28/2015)
Direxion Daily S&P Biotech Bull 3X Shares	120.56	-30.53	-29.32
S&P 500® Index	38.02	15.27	13.08
S&P Biotechnology Select Industry Index	46.86	3.75	2.42
Direxion Daily S&P Biotech Bull 3X Shares	PAGE 1	TSR-AR-25460G120

Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$887,427,379
Number of Holdings	154
Net Advisory Fee	$7,950,844
Portfolio Turnover	179%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	230%
Common Stocks	70%
Total (as % of net assets)	300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Biotechnology	100.0%

Top 10 Constituents of Index	(%)
Incyte Corp.	3.0%
United Therapeutics Corp.	2.8%
Viking Therapeutics, Inc.	2.8%
Gilead Sciences, Inc.	2.8%
Exact Sciences Corp.	2.7%
AbbVie, Inc.	2.7%
Sarepta Therapeutics, Inc.	2.6%
Alnylam Pharmaceuticals, Inc.	2.6%
Neurocrine Biosciences, Inc.	2.5%
Vertex Pharmaceuticals, Inc.	2.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P Biotech Bull 3X Shares	PAGE 2	TSR-AR-25460G120

Direxion Daily S&P Biotech Bear 3X Shares
LABD (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily S&P Biotech Bear 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P Biotech Bear 3X Shares	$59	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P Biotech Bear 3X Shares seeks to provide -300% of the daily return of the S&P Biotechnology Select Industry Index. The S&P Biotechnology Select Industry Index is provided by Standard & Poor’s and includes domestic companies from the biotechnology industry. The index is designed to measure the performance of the biotechnology sub-industry based on the Global Industry Classification Standards. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the S&P Biotechnology Select Industry Index returned 46.86%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily S&P Biotech Bear 3X Shares returned -76.03%, while the model indicated an expected return of -80.43%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/28/2015)
Direxion Daily S&P Biotech Bear 3X Shares	-76.03	-56.10	-52.76
S&P 500® Index	38.02	15.27	13.08
S&P Biotechnology Select Industry Index	46.86	3.75	2.42
Direxion Daily S&P Biotech Bear 3X Shares	PAGE 1	TSR-AR-25460G716

Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$77,835,733
Number of Holdings	10
Net Advisory Fee	$835,485
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	-300%
Total (as % of net assets)	-300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Biotechnology	100.0%

Top 10 Constituents of Index	(%)
Incyte Corp.	3.0%
United Therapeutics Corp.	2.8%
Viking Therapeutics, Inc.	2.8%
Gilead Sciences, Inc.	2.8%
Exact Sciences Corp.	2.7%
AbbVie, Inc.	2.7%
Sarepta Therapeutics, Inc.	2.6%
Alnylam Pharmaceuticals, Inc.	2.6%
Neurocrine Biosciences, Inc.	2.5%
Vertex Pharmaceuticals, Inc.	2.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P Biotech Bear 3X Shares	PAGE 2	TSR-AR-25460G716

Direxion Daily Semiconductor Bull 3X Shares
SOXL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Semiconductor Bull 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Semiconductor Bull 3X Shares	$94	0.62%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Semiconductor Bull 3X Shares seeks to provide 300% of the daily return of the NYSE Semiconductor Index. The NYSE Semiconductor Index is a rules-based, modified float-adjusted market capitalization-weighted index that tracks the performance of the 30 largest U.S. listed semiconductor companies. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the NYSE Semiconductor Index returned 49.58%. Given the  daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Semiconductor Bull 3X Shares returned 102.08%, while the model indicated an expected return of 131.41%. Effective November 3, 2023, the name of the underlying index for the Direxion Daily Semiconductor Bull 3X Shares was changed from the ICE Semiconductor Index to the NYSE Semiconductor Index.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Semiconductor Bull 3X Shares	PAGE 1	TSR-AR-25459W458

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Semiconductor Bull 3X Shares	102.08	18.34	33.28
S&P 500® Index	38.02	15.27	13.00
NYSE Semiconductor Index	49.58	25.62	23.41
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$9,927,017,716
Number of Holdings	43
Net Advisory Fee	$50,530,105
Portfolio Turnover	145%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	230%
Common Stocks	70%
Total (as % of net assets)	300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Semiconductors & Semiconductor Equipment	100.0%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	9.4%
Broadcom, Inc.	8.8%
Advanced Micro Devices, Inc.	8.2%
Texas Instruments, Inc.	6.3%
Qualcomm, Inc.	6.1%
Marvell Technology, Inc.	4.4%
Micron Technology, Inc.	4.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
Intel Corp.	4.1%
Analog Devices, Inc.	4.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Semiconductor Bull 3X Shares	PAGE 2	TSR-AR-25459W458

Direxion Daily Semiconductor Bear 3X Shares
SOXS (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Semiconductor Bear 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Semiconductor Bear 3X Shares	$51	0.86%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Semiconductor Bear 3X Shares seeks to provide -300% of the daily return of the NYSE Semiconductor Index. The NYSE Semiconductor Index is a rules-based, modified float-adjusted market capitalization-weighted index that tracks the performance of the 30 largest U.S. listed semiconductor companies. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the NYSE Semiconductor Index returned 49.58%. Given the  daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Semiconductor Bear 3X Shares returned -82.13%, while the model indicated an expected return of -85.53%. Effective November 3, 2023, the name of the underlying index for the Direxion Daily Semiconductor Bear 3X Shares was changed from the ICE Semiconductor Index to the NYSE Semiconductor Index.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Semiconductor Bear 3X Shares	PAGE 1	TSR-AR-25460G112

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Semiconductor Bear 3X Shares	-82.13	-76.70	-69.51
S&P 500® Index	38.02	15.27	13.00
NYSE Semiconductor Index	49.58	25.62	23.41
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$857,809,148
Number of Holdings	12
Net Advisory Fee	$6,006,920
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	-300%
Total (as % of net assets)	-300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Semiconductors & Semiconductor Equipment	100.0%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	9.4%
Broadcom, Inc.	8.8%
Advanced Micro Devices, Inc.	8.2%
Texas Instruments, Inc.	6.3%
Qualcomm, Inc.	6.1%
Marvell Technology, Inc.	4.4%
Micron Technology, Inc.	4.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
Intel Corp.	4.1%
Analog Devices, Inc.	4.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Semiconductor Bear 3X Shares	PAGE 2	TSR-AR-25460G112

Direxion Daily Technology Bull 3X Shares
TECL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Technology Bull 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Technology Bull 3X Shares	$122	0.83%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Technology Bull 3X Shares seeks to provide 300% of the daily return of the Technology Select Sector Index. The Technology Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the technology sector which includes domestic companies from the technology sector which includes the following industries: computers and peripherals; software; diversified telecommunications services; communications equipment; semiconductors and semi-conductor equipment; internet software and services; IT services; electronic equipment, instruments and components; wireless telecommunication services; and office electronics. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Technology Select Sector Index returned 36.68%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Technology Bull 3X Shares returned 93.90%, while the model indicated an expected return of 121.08%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Technology Bull 3X Shares	PAGE 1	TSR-AR-25459W102

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Technology Bull 3X Shares	93.90	35.27	38.36
S&P 500® Index	38.02	15.27	13.00
Technology Select Sector Index	36.68	22.89	20.26
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$3,083,013,112
Number of Holdings	81
Net Advisory Fee	$21,861,797
Portfolio Turnover	134%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	231%
Common Stocks	69%
Total (as % of net assets)	300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Semiconductors & Semiconductor Equipment	35.3%
Software	33.9%
Technology Hardware, Storage & Peripherals	16.8%
IT Services	6.1%
Communications Equipment	4.7%
Electronic Equipment, Instruments & Components	3.2%

Top 10 Constituents of Index	(%)
Apple, Inc.	14.8%
NVIDIA Corp.	14.1%
Microsoft Corp.	13.0%
Broadcom, Inc.	4.5%
Salesforce, Inc.	3.2%
Oracle Corp.	3.0%
Advanced Micro Devices, Inc.	2.6%
Cisco Systems, Inc.	2.5%
Accenture PLC Class A ADR	2.4%
Adobe, Inc.	2.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Technology Bull 3X Shares	PAGE 2	TSR-AR-25459W102

Direxion Daily Technology Bear 3X Shares
TECS (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Technology Bear 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Technology Bear 3X Shares	$62	0.91%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Technology Bear 3X Shares seeks to provide -300% of the daily return of the Technology Select Sector Index. The Technology Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the technology sector which includes domestic companies from the technology sector which includes the following industries: computers and peripherals; software; diversified telecommunications services; communications equipment; semiconductors and semi-conductor equipment; internet software and services; IT services; electronic equipment, instruments and components; wireless telecommunication services; and office electronics. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Technology Select Sector Index returned 36.68%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Technology Bear 3X Shares returned -63.99%, while the model indicated an expected return of -70.57%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Technology Bear 3X Shares	PAGE 1	TSR-AR-25461A494

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Technology Bear 3X Shares	-63.99	-63.69	-56.42
S&P 500® Index	38.02	15.27	13.00
Technology Select Sector Index	36.68	22.89	20.26
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$101,355,214
Number of Holdings	12
Net Advisory Fee	$800,881
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	-300%
Total (as % of net assets)	-300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Semiconductors & Semiconductor Equipment	35.3%
Software	33.9%
Technology Hardware, Storage & Peripherals	16.8%
IT Services	6.1%
Communications Equipment	4.7%
Electronic Equipment, Instruments & Components	3.2%

Top 10 Constituents of Index	(%)
Apple, Inc.	14.8%
NVIDIA Corp.	14.1%
Microsoft Corp.	13.0%
Broadcom, Inc.	4.5%
Salesforce, Inc.	3.2%
Oracle Corp.	3.0%
Advanced Micro Devices, Inc.	2.6%
Cisco Systems, Inc.	2.5%
Accenture PLC Class A ADR	2.4%
Adobe, Inc.	2.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Technology Bear 3X Shares	PAGE 2	TSR-AR-25461A494

Direxion Daily Transportation Bull 3X Shares
TPOR (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Transportation Bull 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Transportation Bull 3X Shares	$129	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Transportation Bull 3X Shares seeks to provide 300% of the daily return of the S&P Transportation Select Industry FMC Capped Index. The S&P Transportation Select Industry FMC Capped Index is provided by S&P Dow Jones Indices and is designed to measure stocks in the S&P Total Market Index that are included in the Global Industry Classification Standard transportation sub-industry. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the S&P Transportation Select Industry FMC Capped Index returned 29.23%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Transportation Bull 3X Shares returned 71.31%, while the model indicated an expected return of 95.69%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Transportation Bull 3X Shares	PAGE 1	TSR-AR-25460E679

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/03/2017)
Direxion Daily Transportation Bull 3X Shares	71.31	6.21	5.58
S&P 500® Index	38.02	15.27	14.26
S&P Transportation Select Industry FMC Capped Index	29.23	10.05	9.54
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$21,240,551
Number of Holdings	51
Net Advisory Fee	$166,144
Portfolio Turnover	53%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	225%
Common Stocks	75%
Total (as % of net assets)	300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Ground Transportation	61.1%
Air Freight & Logistics	19.6%
Passenger Airlines	17.2%
Marine Transportation	2.1%

Top 10 Constituents of Index	(%)
Uber Technologies, Inc.	17.4%
Union Pacific Corp.	16.3%
United Parcel Service, Inc. Class B	8.6%
Delta Air Lines, Inc.	5.5%
Old Dominion Freight Line, Inc.	4.5%
United Continental Holdings, Inc.	4.4%
CSX Corp.	4.3%
Norfolk Southern Corp.	4.2%
FedEx Corp.	4.1%
Southwest Airlines Co.	3.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Transportation Bull 3X Shares	PAGE 2	TSR-AR-25460E679

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Transportation Bull 3X Shares	PAGE 3	TSR-AR-25460E679

Direxion Daily Utilities Bull 3X Shares
UTSL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily Utilities Bull 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Utilities Bull 3X Shares	$151	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Utilities Bull 3X Shares seeks to provide 300% of the daily return of the Utilities Select Sector Index. The Utilities Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the utilities sector which includes the following industries: electric utilities; multi-utilities; water utilities; independent power producers and energy trades; and gas utilities. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Utilities Select Sector Index returned 38.59%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Utilities Bull 3X Shares returned 116.98%, while the model indicated an expected return of 146.77%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/03/2017)
Direxion Daily Utilities Bull 3X Shares	116.98	-1.05	8.22
S&P 500® Index	38.02	15.27	14.26
Utilities Select Sector Index	38.59	7.94	9.63
Direxion Daily Utilities Bull 3X Shares	PAGE 1	TSR-AR-25460E711

Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$55,279,905
Number of Holdings	39
Net Advisory Fee	$346,495
Portfolio Turnover	48%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	247%
Common Stocks	53%
Total (as % of net assets)	300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Electric Utilities	65.5%
Multi-Utilities	26.0%
Independent Power and Renewable Electricity Producers	4.5%
Water Utilities	2.2%
Gas Utilities	1.8%

Top 10 Constituents of Index	(%)
NextEra Energy, Inc.	13.4%
Southern Co.	8.2%
Duke Energy Corp.	7.3%
Constellation Energy Corp.	6.7%
Sempra Energy	4.3%
American Electric Power Co., Inc.	4.3%
Dominion Energy, Inc.	4.1%
Public Service Enterprise Group, Inc.	3.7%
PG&E Corp.	3.5%
Vistra Corp.	3.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Utilities Bull 3X Shares	PAGE 2	TSR-AR-25460E711

Direxion Daily 7-10 Year Treasury Bull 3X Shares
TYD (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily 7-10 Year Treasury Bull 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily 7-10 Year Treasury Bull 3X Shares	$102	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily 7-10 Year Treasury Bull 3X Shares seeks to provide 300% of the daily return of the ICE U.S. Treasury 7-10 Year Bond Index. The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the ICE U.S. Treasury 7-10 Year Bond Index returned 9.38%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily 7-10 Year Treasury Bull 3X Shares returned 13.93%, while the model indicated an expected return of 28.04%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	PAGE 1	TSR-AR-25459W565

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily 7-10 Year Treasury Bull 3X Shares	13.93	-11.64	-2.77
S&P 500® Index	38.02	15.27	13.00
ICE U.S. Treasury 7-10 Year Bond Index	9.38	-1.39	1.01
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$52,792,555
Number of Holdings	8
Net Advisory Fee	$384,544
Portfolio Turnover	42%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	241%
Investment Companies	59%
Total (as % of net assets)	300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Top 10 Constituents of Index	(%)
U.S. 10 Year Treasury:
4.375%, 2034-05-15	9.0%
4.000%, 2034-02-15	8.7%
4.500%, 2033-11-15	8.7%
3.875%, 2034-08-15	8.6%
3.875%, 2033-08-15	7.7%
4.125%, 2032-11-15	7.3%
3.500%, 2033-02-15	6.9%
2.875%, 2032-05-15	6.9%
3.375%, 2033-05-15	6.9%
1.375%, 2031-11-15	6.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily 7-10 Year Treasury Bull 3X Shares	PAGE 2	TSR-AR-25459W565

Direxion Daily 7-10 Year Treasury Bear 3X Shares
TYO (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily 7-10 Year Treasury Bear 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily 7-10 Year Treasury Bear 3X Shares	$90	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily 7-10 Year Treasury Bear 3X Shares seeks to provide -300% of the daily return of the ICE U.S. Treasury 7-10 Year Bond Index. The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the ICE U.S. Treasury 7-10 Year Bond Index returned 9.38%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily 7-10 Year Treasury Bear 3X Shares returned -10.51%, while the model indicated and an expected return of -25.49%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	PAGE 1	TSR-AR-25459W557

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily 7-10 Year Treasury Bear 3X Shares	-10.51	7.60	-2.45
S&P 500® Index	38.02	15.27	13.00
ICE U.S. Treasury 7-10 Year Bond Index	9.38	-1.39	1.01
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$14,745,955
Number of Holdings	6
Net Advisory Fee	$114,324
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	-300%
Total (as % of net assets)	-300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Top 10 Constituents of Index	(%)
U.S. 10 Year Treasury:
4.375%, 2034-05-15	9.0%
4.000%, 2034-02-15	8.7%
4.500%, 2033-11-15	8.7%
3.875%, 2034-08-15	8.6%
3.875%, 2033-08-15	7.7%
4.125%, 2032-11-15	7.3%
3.500%, 2033-02-15	6.9%
2.875%, 2032-05-15	6.9%
3.375%, 2033-05-15	6.9%
1.375%, 2031-11-15	6.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily 7-10 Year Treasury Bear 3X Shares	PAGE 2	TSR-AR-25459W557

Direxion Daily 20+ Year Treasury Bull 3X Shares
TMF (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily 20+ Year Treasury Bull 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily 20+ Year Treasury Bull 3X Shares	$80	0.71%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily 20+ Year Treasury Bull 3X Shares seeks to provide 300% of the daily return of the ICE U.S. Treasury 20+ Year Bond Index. The ICE U.S. Treasury 20+ Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than 20 years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the ICE U.S. Treasury 20+ Year Bond Index returned 15.22%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily 20+ Year Treasury Bull 3X Shares returned 24.58%, while the model indicated an expected return of 43.17%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily 20+ Year Treasury Bull 3X Shares	PAGE 1	TSR-AR-25460G138

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily 20+ Year Treasury Bull 3X Shares	24.58	-29.19	-11.40
S&P 500® Index	38.02	15.27	13.00
ICE U.S. Treasury 20+ Year Bond Index	15.22	-5.78	0.02
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$6,061,473,832
Number of Holdings	10
Net Advisory Fee	$30,953,796
Portfolio Turnover	172%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	228%
Investment Companies	72%
Total (as % of net assets)	300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Top 10 Constituents of Index	(%)
U.S. 30 Year Treasury:
4.625%, 2054-05-15	5.0%
4.750%, 2053-11-15	4.9%
4.250%, 2054-08-15	4.7%
4.250%, 2054-02-15	4.7%
4.250%, 2053-08-15	4.2%
4.000%, 2052-11-15	3.7%
2.250%, 2051-05-15	3.5%
3.625%, 2053-05-15	3.5%
3.500%, 2053-02-15	3.4%
2.000%, 2051-08-15	3.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily 20+ Year Treasury Bull 3X Shares	PAGE 2	TSR-AR-25460G138

Direxion Daily 20+ Year Treasury Bear 3X Shares
TMV (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Direxion Daily 20+ Year Treasury Bear 3X Shares for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily 20+ Year Treasury Bear 3X Shares	$73	0.86%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily 20+ Year Treasury Bear 3X Shares seeks to provide -300% of the daily return of the ICE U.S. Treasury 20+ Year Bond Index. The ICE U.S. Treasury 20+ Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than 20 years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the ICE U.S. Treasury 20+ Year Bond Index returned 15.22%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily 20+ Year Treasury Bear 3X Shares returned -29.79%, while the model indicated an expected return of -42.75%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily 20+ Year Treasury Bear 3X Shares	PAGE 1	TSR-AR-25460G849

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily 20+ Year Treasury Bear 3X Shares	-29.79	6.90	-8.96
S&P 500® Index	38.02	15.27	13.00
ICE U.S. Treasury 20+ Year Bond Index	15.22	-5.78	0.02
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$177,731,119
Number of Holdings	9
Net Advisory Fee	$1,689,565
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Market Exposure
Total Return Swap Contracts	-300%
Total (as % of net assets)	-300%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Top 10 Constituents of Index	(%)
U.S. 30 Year Treasury:
4.625%, 2054-05-15	5.0%
4.750%, 2053-11-15	4.9%
4.250%, 2054-08-15	4.7%
4.250%, 2054-02-15	4.7%
4.250%, 2053-08-15	4.2%
4.000%, 2052-11-15	3.7%
2.250%, 2051-05-15	3.5%
3.625%, 2053-05-15	3.5%
3.500%, 2053-02-15	3.4%
2.000%, 2051-08-15	3.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily 20+ Year Treasury Bear 3X Shares	PAGE 2	TSR-AR-25460G849

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Kathleen M. Berkery is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant. The table presents aggregate fees billed to the registrant and reflected in the financial statements of the report to shareholders.

	FYE 10/31/2024	FYE 10/31/2023
(a) Audit Fees	$1,769,064	$1,534,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$631,446	$585,997
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Ernst & Young LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2024	FYE 10/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2024	FYE 10/31/2023
Registrant	None	None
Registrant’s Investment Adviser	None	None

(h) Because no non-audit services were rendered, the audit committee of the board of trustees did not consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence, and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)	The registrant’s Financial Statements are filed herewith.

Direxion

Direxion Shares ETF Trust

ANNUAL REPORT OCTOBER 31, 2024

1301 Avenue of the Americas (6th Ave.), 28th Floor New York, New York 10019 www.direxion.com

You can find a Fund's prospectus, reports to shareholders, and other information about the Fund online at http://www.direxioninvestments.com/regulatory-documents. You can also get this information at no cost by calling (800) 851-0511 or by sending an email request to info@direxionfunds.com.

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 97.7%
	Money Market Funds — 97.7%
265,689,757	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$265,689,757
	TOTAL SHORT TERM INVESTMENTS (Cost $265,689,757)	$265,689,757
	TOTAL INVESTMENTS (Cost $265,689,757) — 97.7%	$265,689,757
	Other Assets in Excess of Liabilities — 2.3%(b)	6,145,463
	TOTAL NET ASSETS — 100.0%	$271,835,220

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	$4,685,809 of cash is pledged as collateral for futures contracts.
Long Futures Contracts
October 31, 2024

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/(Payable), net	Unrealized Appreciation
Gold	2/26/2025	173	$47,990,200	$(889,240)	$1,774,280
Silver	12/27/2024	114	18,693,720	(722,635)	1,585,718
Sugar #11	6/30/2025	992	22,298,573	453,174	161,474
			$88,982,493	$(1,158,701)	$3,521,472

All futures contracts held by Direxion BCS Fund Ltd. See Note 1.
The accompanying notes are an integral part of these financial statements.

1

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.0%
	Accommodation — 0.4%
2,837	Airbnb, Inc. Class A(a)	$382,399
1,589	Hilton Worldwide Holdings, Inc.	373,177
4,529	Host Hotels & Resorts, Inc.	78,080
2,279	Las Vegas Sands Corp.	118,166
1,507	Marriott International, Inc. Class A	391,850
1,489	MGM Resorts International(a)	54,900
603	Wynn Resorts Ltd.	57,900
		1,456,472
	Administrative and Support Services — 2.3%
562	Allegion PLC ADR (Ireland)	78,472
9,320	Amcor PLC ADR (United Kingdom)	103,732
807	Amentum Holdings, Inc.(a)	24,000
633	Ameriprise Financial, Inc.	323,020
2,629	Automatic Data Processing, Inc.	760,412
216	Booking Holdings, Inc.	1,010,070
752	Broadridge Financial Solutions, Inc.	158,567
447	Corpay, Inc.(a)	147,385
798	Equifax, Inc.	211,486
246	FactSet Research System, Inc.	111,699
496	Gartner, Inc.(a)	249,240
1,891	Iron Mountain, Inc.	233,973
1,009	Live Nation Entertainment, Inc.(a)	118,194
1,663	Match Group, Inc.(a)	59,918
1,009	Moody’s Corp.	458,126
1,812	Rollins, Inc.	85,418
1,526	Royal Caribbean Cruises Ltd. ADR (Liberia)	314,890
13,547	Uber Technologies, Inc.(a)	976,061
10,770	Visa, Inc. Class A	3,121,684
2,354	Waste Management, Inc.	508,111
		9,054,458
	Air Transportation — 0.1%
4,134	Delta Air Lines, Inc.	236,548
3,864	Southwest Airlines Co.(b)	118,161
2,121	United Continental Holdings, Inc.(a)	165,989
		520,698
	Ambulatory Health Care Services — 0.1%
298	DaVita, Inc.(a)	41,664
541	Labcorp Holdings, Inc.	123,494
378	Molina Healthcare, Inc.(a)	121,421
718	Quest Diagnostics, Inc.	111,168
7,695	Viatris, Inc.	89,262
		487,009
	Amusement, Gambling, and Recreation Industries — 0.3%
11,695	The Walt Disney Co.	1,125,059

The accompanying notes are an integral part of these financial statements.

2

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Apparel Manufacturing — 0.2%
2,209	Cintas Corp.	$454,634
983	Deckers Outdoor Corp.(a)	158,155
259	Ralph Lauren Corp.	51,264
		664,053
	Beverage and Tobacco Product Manufacturing — 1.1%
11,002	Altria Group, Inc.	599,169
1,010	Constellation Brands, Inc. Class A	234,663
7,259	Keurig Dr Pepper, Inc.	239,184
1,133	Molson Coors Brewing Co. Class B	61,715
4,547	Monster Beverage Corp.(a)	239,536
8,857	PepsiCo, Inc.	1,470,971
10,026	Philip Morris International, Inc.	1,330,450
		4,175,688
	Broadcasting and Content Providers — 0.4%
625	Charter Communications, Inc.(a)(b)	204,756
24,910	Comcast Corp. Class A	1,087,820
1,448	FOX Corp. Class A	60,816
850	FOX Corp. Class B	33,116
3,835	Paramount Global Class B	41,955
14,388	Warner Bros Discovery, Inc.(a)	116,974
		1,545,437
	Building Material and Garden Equipment and Supplies Dealers — 1.0%
3,674	Lowe’s Companies, Inc.	961,963
340	Snap-on, Inc.	112,244
6,394	The Home Depot, Inc.	2,517,638
696	Tractor Supply Co.	184,795
		3,776,640
	Chemical Manufacturing — 5.6%
11,390	AbbVie, Inc.	2,322,079
1,434	Air Products & Chemicals, Inc.	445,300
759	Albemarle Corp.(b)	71,900
3,465	Amgen, Inc.	1,109,354
939	Biogen, Inc.(a)	163,386
1,016	Bio-Techne Corp.	74,930
13,074	Bristol-Myers Squibb Co.	729,137
1,167	Catalent, Inc.(a)	68,386
705	Celanese Corp.	88,809
1,164	CF Industries Holdings, Inc.	95,716
1,579	Church & Dwight Co., Inc.	157,758
799	Clorox Co.	126,681
5,269	Colgate-Palmolive Co.	493,758
2,692	DuPont de Nemours, Inc.	223,409
754	Eastman Chemical Co.	79,238
1,633	Ecolab, Inc.	401,277

The accompanying notes are an integral part of these financial statements.

3

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Chemical Manufacturing — (Continued)
5,087	Eli Lilly & Co.	$4,220,887
805	FMC Corp.	52,317
8,028	Gilead Sciences, Inc.	713,047
1,031	Incyte Corp.(a)	76,418
3,702	IntercontinentalExchange, Inc.	577,031
1,648	International Flavors & Fragrances, Inc.	163,861
12,349	Kenvue, Inc.	283,163
2,171	Kimberly-Clark Corp.	291,305
3,100	Linde PLC ADR (Ireland)	1,414,065
1,677	LyondellBasell Industries N.V. Class A ADR (Netherlands)	145,647
16,344	Merck & Co., Inc.	1,672,318
2,055	Mosaic Co.	54,992
36,540	Pfizer, Inc.	1,034,082
1,504	PPG Industries, Inc.	187,263
15,179	Procter & Gamble Co.	2,507,267
685	Regeneron Pharmaceuticals, Inc.(a)	574,167
1,665	Vertex Pharmaceuticals, Inc.(a)	792,507
2,921	Zoetis, Inc.	522,216
		21,933,671
	Clothing, Clothing Accessories, Shoe, and Jewelry Retailers — 0.3%
742	Lululemon Athletica, Inc.(a)	221,042
2,151	Ross Stores, Inc.	300,538
7,288	TJX Companies, Inc.	823,762
		1,345,342
	Computer and Electronic Product Manufacturing — 20.9%
10,437	Advanced Micro Devices, Inc.(a)	1,503,659
1,881	Agilent Technologies, Inc.	245,113
37,779	Alphabet, Inc.	6,464,365
30,970	Alphabet, Inc. Class C	5,348,209
1,493	AMETEK, Inc.	273,727
7,766	Amphenol Corp. Class A	520,477
3,200	Analog Devices, Inc.	713,952
98,036	Apple, Inc.	22,147,313
1,661	Arista Networks, Inc.(a)	641,877
30,015	Broadcom, Inc.	5,095,647
25,978	Cisco Systems, Inc.	1,422,815
4,144	Danaher Corp.	1,018,015
1,854	Dell Technologies, Inc.	229,210
874	Enphase Energy, Inc.(a)	72,577
691	First Solar, Inc.(a)	134,386
4,094	Fortinet, Inc.(a)	322,034
2,259	Fortive Corp.	161,360
2,945	GE HealthCare Technologies, Inc.	257,246
1,497	Hologic, Inc.(a)	121,062
6,309	HP, Inc.	224,096

The accompanying notes are an integral part of these financial statements.

4

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Computer and Electronic Product Manufacturing — (Continued)
27,514	Intel Corp.	$592,101
5,939	International Business Machines Corp.	1,227,710
732	Jabil Circuit, Inc.	90,102
1,126	Keysight Technologies, Inc.(a)	167,785
1,223	L3Harris Technologies, Inc.	302,656
8,407	Lam Research Corp.	625,060
3,460	Microchip Technology, Inc.	253,860
7,150	Micron Technology, Inc.	712,497
314	Monolithic Power Systems, Inc.	238,420
1,075	Motorola Solutions, Inc.	483,051
1,325	NetApp, Inc.	152,786
886	Northrop Grumman Corp.	450,992
158,622	NVIDIA Corp.	21,058,657
1,642	NXP Semiconductors NV ADR (Netherlands)	385,049
2,761	ON Semiconductor Corp.(a)	194,623
2,583	Otis Worldwide Corp.	253,651
2,088	Palto Alto Networks, Inc.(a)	752,369
795	PerkinElmer, Inc.	94,279
612	Qorvo, Inc.(a)	43,611
7,183	Qualcomm, Inc.	1,169,177
692	Roper Technologies, Inc.	372,109
8,577	RTX Corp.	1,037,731
1,354	Seagate Technology Holdings PLC ADR (Ireland)	135,901
1,030	Skyworks Solutions, Inc.	90,207
3,247	Super Micro Computer, Inc.(a)	94,520
302	Teledyne Technologies, Inc.(a)	137,507
1,052	Teradyne, Inc.	111,733
5,887	Texas Instruments, Inc.	1,196,003
2,464	Thermo Fisher Scientific, Inc.	1,346,132
1,575	Trimble, Inc.(a)	95,287
1,593	Veralto Corp.	162,789
383	Waters Corp.(a)	123,751
2,105	Western Digital Corp.(a)	137,478
332	Zebra Technologies Corp. Class A(a)	126,814
		81,333,538
	Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 0.2%
3,711	Fiserv, Inc.(a)	734,407
	Construction of Buildings — 0.2%
1,891	D.R. Horton, Inc.	319,579
1,559	Lennar Corp. Class A	265,498
20	NVR, Inc.(a)	183,056
1,338	PulteGroup, Inc.	173,311
		941,444

The accompanying notes are an integral part of these financial statements.

5

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Couriers and Messengers — 0.3%
1,452	FedEx Corp.	$397,630
4,723	United Parcel Service, Inc. Class B	633,166
		1,030,796
	Credit Intermediation and Related Activities — 4.1%
3,621	American Express Co.	977,960
43,530	Bank of America Corp.	1,820,425
4,759	Bank of New York Mellon Corp.	358,638
2,463	Capital One Financial Corp.	400,952
12,301	Citigroup, Inc.	789,355
2,891	Citizens Financial Group, Inc.	121,769
1,619	Discover Financial Services	240,308
3,517	Fidelity National Information Services, Inc.	315,580
4,364	Fifth Third Bancorp	190,619
1,641	Global Payments, Inc.	170,188
9,365	Huntington Bancshares, Inc.	146,000
18,346	JPMorgan Chase & Co.	4,071,344
5,985	KeyCorp	103,241
1,076	M&T Bank Corp.	209,476
5,320	MasterCard, Inc. Class A	2,657,819
1,301	Northern Trust Corp.	130,777
2,563	PNC Financial Services Group, Inc.	482,536
5,900	Regions Financial Corp.	140,833
1,925	State Street Corp.	178,640
2,549	Synchrony Financial	140,552
8,635	Truist Financial Corp.	371,737
10,062	U.S. Bancorp	486,095
21,947	Wells Fargo & Co.	1,424,799
		15,929,643
	Electrical Equipment, Appliance, and Component Manufacturing — 0.2%
774	A.O. Smith Corp.	58,127
463	Axon Enterprise, Inc.(a)	196,081
3,693	Emerson Electric Co.	399,841
388	Generac Holdings, Inc.(a)	64,233
732	Rockwell Automation, Inc.	195,232
		913,514
	Fabricated Metal Product Manufacturing — 0.1%
1,957	Ball Corp.	115,952
1,530	Nucor Corp.	217,015
1,067	Pentair PLC ADR (Ireland)	105,761
992	Stanley Black & Decker, Inc.	92,197
		530,925
	Food and Beverage Retailers — 0.1%
4,282	Kroger Co.	238,807

The accompanying notes are an integral part of these financial statements.

6

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Food Manufacturing — 0.9%
3,083	Archer-Daniels-Midland Co.	$170,212
1,270	Campbell Soup Co.	59,246
25,011	Coca-Cola Co.	1,633,468
3,589	General Mills, Inc.	244,124
1,873	Hormel Foods Corp.	57,220
1,730	Kellanova	139,525
926	Lamb Weston Holdings, Inc.	71,941
1,625	McCormick & Co, Inc.	127,140
8,614	Mondelez International, Inc.	589,887
952	The Hershey Co.	169,056
686	The J.M. Smucker Co.	77,868
5,692	The Kraft Heinz Co.	190,454
1,842	Tyson Foods, Inc. Class A	107,923
		3,638,064
	Food Services and Drinking Places — 0.8%
8,830	Chipotle Mexican Grill, Inc.(a)	492,449
765	Darden Restaurants, Inc.	122,415
4,625	McDonald’s Corp.	1,351,009
7,307	Starbucks Corp.	713,894
1,813	Yum! Brands, Inc.	237,793
		2,917,560
	Funds, Trusts, and Other Financial Vehicles — 0.1%
991	Garmin Ltd. ADR (Switzerland)	196,565
1,435	T. Rowe Price Group, Inc.	157,649
		354,214
	Furniture, Home Furnishings, Electronics, and Appliance Retailers — 0.0%(†)
1,266	Best Buy Co., Inc.	114,484
	Gasoline Stations and Fuel Dealers — 0.4%
10,967	Chevron Corp.	1,632,109
	General Merchandise Retailers — 4.3%
60,232	Amazon.com, Inc.(a)	11,227,245
2,859	Costco Wholesale Corp.	2,499,281
1,417	Dollar General Corp.	113,417
1,303	Dollar Tree, Inc.(a)	84,226
3,153	eBay, Inc.	181,329
2,983	Target Corp.	447,569
28,008	Walmart, Inc.	2,295,255
		16,848,322
	Health and Personal Care Retailers — 0.2%
8,111	CVS Health Corp.	457,947
307	Ulta Beauty, Inc.(a)	113,277
4,619	Walgreens Boots Alliance, Inc.(b)	43,696
		614,920

The accompanying notes are an integral part of these financial statements.

7

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Hospitals — 0.1%
1,198	HCA Healthcare, Inc.	$429,770
383	Universal Health Services, Inc. Class B	78,251
		508,021
	Insurance Carriers and Related Activities — 4.2%
3,249	Aflac, Inc.	340,463
1,702	Allstate Corp.	317,457
4,152	American International Group, Inc.	315,054
2,414	Arch Capital Group Ltd. ADR(a)	237,924
1,413	Arthur J. Gallagher & Co.	397,335
334	Assurant, Inc.	64,028
11,812	Berkshire Hathaway, Inc. Class B(a)	5,326,267
1,526	Brown & Brown, Inc.	159,681
3,392	Centene Corp.(a)	211,186
2,421	Chubb Limited ADR (Switzerland)	683,787
1,802	Cigna Corp.	567,288
1,008	Cincinnati Financial Corp.	141,957
1,495	Elevance Health, Inc.	606,611
161	Erie Indemnity Co. Class A	72,263
279	Everest Re Group Ltd. ADR	99,215
579	Globe Life, Inc.	61,142
1,889	Hartford Financial Services Group, Inc.	208,621
777	Humana, Inc.	200,334
1,175	Loews Corp.	92,778
3,170	Marsh & McLennan Companies, Inc.	691,821
3,793	MetLife, Inc.	297,447
1,373	Principal Financial Group, Inc.	113,135
3,777	Progressive Corp.	917,169
2,302	Prudential Financial, Inc.	281,949
1,470	Travelers Companies, Inc.	361,532
5,954	UnitedHealth Group, Inc.	3,361,033
1,938	W.R. Berkley Corp.	110,795
654	Willis Towers Watson PLC ADR (Ireland)	197,632
		16,435,904
	Leather and Allied Product Manufacturing — 0.2%
7,748	NIKE, Inc. Class B	597,603
1,484	Tapestry, Inc.	70,416
		668,019
	Machinery Manufacturing — 1.8%
5,338	Applied Materials, Inc.	969,274
6,406	Baker Hughes Co.	243,941
5,413	Carrier Global Corp.	393,633
3,127	Caterpillar, Inc.	1,176,377
884	Cummins, Inc.	290,818
1,653	Deere & Co.	668,953

The accompanying notes are an integral part of these financial statements.

8

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Machinery Manufacturing — (Continued)
6,992	General Electric Co.	$1,201,086
488	IDEX Corp.	104,744
2,602	Ingersoll Rand, Inc.	249,792
137	Mettler-Toledo International, Inc.(a)	176,970
351	Nordson Corp.	87,009
829	Parker Hannifin Corp.	525,644
1,455	Trane Technologies PLC ADR (Ireland)	538,583
1,567	Xylem, Inc.	190,829
		6,817,653
	Management of Companies and Enterprises — 0.5%
11,219	Abbott Laboratories	1,271,898
1,401	Aon PLC ADR (United Kingdom)	513,985
913	Bunge Global SA ADR (Switzerland)	76,710
2,834	Norwegian Cruise Line Holdings Ltd. ADR(a)	71,814
3,182	Smurfit WestRock PLC ADR (Ireland)	163,873
		2,098,280
	Merchant Wholesalers, Durable Goods — 0.7%
751	Builders FirstSource, Inc.(a)	128,721
5,647	Copart, Inc.(a)	290,651
3,692	Fastenal Co.	288,641
899	Genuine Parts Co.	103,115
817	Henry Schein, Inc.(a)	57,378
346	Hubbell, Inc.	147,752
253	Huntington Ingalls Industries, Inc.	46,795
4,308	Johnson Controls International PLC ADR (Ireland)	325,469
867	KLA-Tencor Corp.	577,622
1,697	LKQ Corp.	62,433
338	Mohawk Industries, Inc.(a)	45,383
247	Pool Corp.	89,325
1,959	TE Connectivity PLC ADR (Ireland)	288,796
287	W.W. Grainger, Inc.	318,349
		2,770,430
	Merchant Wholesalers, Nondurable Goods — 0.6%
1,182	Brown Forman Corp. Class B	52,043
1,573	Cardinal Health, Inc.	170,702
1,125	Cencora, Inc.	256,590
3,089	ConAgra Brands, Inc.	89,396
226	Domino’s Pizza, Inc.	93,503
1,742	Illinois Tool Works, Inc.	454,888
837	McKesson Corp.	418,994
3,170	Sysco Corp.	237,592
1,496	The Sherwin Williams Co.	536,720
		2,310,428

The accompanying notes are an integral part of these financial statements.

9

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Mining (except Oil and Gas) — 0.3%
9,265	Freeport-McMoRan Copper & Gold, Inc.	$417,110
394	Martin Marietta Materials, Inc.	233,382
7,399	Newmont Corp.	336,211
851	Vulcan Materials Co.	233,114
		1,219,817
	Miscellaneous Manufacturing — 2.3%
3,542	3M Co.	455,041
453	Align Technology, Inc.(a)	92,879
3,289	Baxter International, Inc.	117,417
1,864	Becton, Dickinson & Co.	435,412
9,496	Boston Scientific Corp.(a)	797,854
2,584	DexCom, Inc.(a)	182,120
886	Dover Corp.	167,746
3,884	Edwards Lifesciences Corp.(a)	260,267
1,502	Estee Lauder Companies, Inc. Class A	103,548
845	Hasbro, Inc.	55,457
452	Insulet Corp.(a)	104,652
2,287	Intuitive Surgical, Inc.(a)	1,152,282
15,521	Johnson & Johnson	2,481,187
8,270	Medtronic PLC ADR (Ireland)	738,097
947	ResMed, Inc.	229,619
891	Solventum Corp.(a)	64,669
636	Steris PLC ADR (Ireland)	141,097
2,211	Stryker Corp.	787,735
304	Teleflex, Inc.	61,122
1,209	Textron, Inc.	97,228
1,284	The Cooper Companys, Inc.(a)	134,409
1,313	Zimmer Biomet Holdings, Inc.	140,386
		8,800,224
	Motion Picture and Sound Recording Industries — 0.5%
2,767	Netflix, Inc.(a)	2,091,935
	Motor Vehicle and Parts Dealers — 0.2%
110	AutoZone, Inc.(a)	330,990
1,006	CarMax, Inc.(a)	72,814
375	O’Reilly Automotive, Inc.(a)	432,428
		836,232
	National Security and International Affairs — 0.0%(†)
868	Leidos Holdings, Inc.	158,983
	Nonmetallic Mineral Product Manufacturing — 0.1%
4,966	Corning, Inc.	236,332

The accompanying notes are an integral part of these financial statements.

10

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Oil and Gas Extraction — 1.3%
2,384	APA Corp.	$56,262
4,767	Coterra Energy, Inc.	114,027
4,038	Devon Energy Corp.	156,190
1,209	Diamondback Energy, Inc.	213,715
5,409	Dominion Energy, Inc.	321,998
3,666	EOG Resources, Inc.	447,105
3,831	EQT Corp.	139,985
28,647	Exxon Mobil Corp.	3,345,397
3,607	Marathon Oil Corp.	99,914
4,342	Occidental Petroleum Corp.	217,577
		5,112,170
	Paper Manufacturing — 0.0%(†)
575	Packaging Corp of America	131,640
	Performing Arts, Spectator Sports, and Related Industries — 0.1%
1,395	Caesars Entertainment, Inc.(a)	55,870
1,550	Electronic Arts, Inc.	233,817
		289,687
	Petroleum and Coal Products Manufacturing — 0.4%
7,488	ConocoPhillips	820,236
2,158	Marathon Petroleum Corp.	313,924
2,699	Phillips 66	328,792
2,066	Valero Energy Corp.	268,084
		1,731,036
	Pipeline Transportation — 0.2%
1,412	Targa Resources Corp.	235,748
7,860	Williams Companies, Inc.	411,628
		647,376
	Plastics and Rubber Products Manufacturing — 0.1%
519	Avery Dennison Corp.	107,449
467	West Pharmaceutical Services, Inc.	143,803
		251,252
	Primary Metal Manufacturing — 0.1%
2,632	Howmet Aerospace, Inc.	262,463
925	Steel Dynamics, Inc.	120,713
		383,176
	Professional, Scientific, and Technical Services — 4.4%
4,039	Accenture PLC Class A ADR (Ireland)	1,392,728
862	CDW Corp.	162,254
333	Charles River Laboratories International, Inc.(a)	59,467
3,196	Cognizant Technology Solutions Corp. Class A	238,390
2,568	Eaton Corporation PLC ADR (Ireland)	851,497
368	EPAM Systems, Inc.(a)	69,423
1,367	Extra Space Storage, Inc.	223,231

The accompanying notes are an integral part of these financial statements.

11

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Professional, Scientific, and Technical Services — (Continued)
376	F5 Networks, Inc.(a)	$87,939
909	GoDaddy, Inc.(a)	151,621
531	IDEXX Laboratories, Inc.(a)	216,075
2,240	International Paper Co.	124,410
2,421	Interpublic Group of Companies, Inc.	71,177
1,118	IQVIA Holdings, Inc.(a)	230,107
470	Jack Henry & Associates, Inc.	85,507
807	Jacobs Solutions, Inc.	113,448
2,123	Juniper Networks, Inc.	82,585
14,087	Meta Platforms, Inc.	7,995,500
2,181	Moderna, Inc.(a)	118,559
1,262	Omnicom Group, Inc.	127,462
10,306	Oracle Corp.	1,729,759
12,985	Palantir Technologies, Inc.(a)(b)	539,657
2,067	Paychex, Inc.	287,995
314	Paycom Software, Inc.	65,635
775	PTC, Inc.(a)	143,631
1,328	ServiceNow, Inc.(a)	1,239,011
1,050	Take-Two Interactive Software, Inc.(a)	169,806
541	VeriSign, Inc.(a)	95,670
918	Verisk Analytics, Inc. Class A	252,193
		16,924,737
	Publishing Industries — 6.9%
2,859	Adobe, Inc.(a)	1,366,831
977	Akamai Technologies, Inc.(a)	98,755
563	Ansys, Inc.(a)	180,391
1,389	Autodesk, Inc.(a)	394,198
1,765	Cadence Design Systems, Inc.(a)	487,352
1,489	CrowdStrike Holdings, Inc.(a)	442,039
1,020	Dayforce, Inc.(a)	72,369
158	Fair Isaac Corp.(a)	314,911
3,493	Gen Digital, Inc.	101,681
8,380	Hewlett Packard Enterprise Co.	163,326
1,802	Intuit, Inc.	1,099,761
47,929	Microsoft Corp.	19,475,949
2,439	News Corp. Class A	66,463
724	News Corp. Class B	21,025
6,248	Salesforce, Inc.	1,820,480
988	Synopsys, Inc.(a)	507,447
276	Tyler Technologies, Inc.(a)	167,143
		26,780,121
	Rail Transportation — 0.3%
12,500	CSX Corp.	420,500
3,928	Union Pacific Corp.	911,571
		1,332,071

The accompanying notes are an integral part of these financial statements.

12

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Real Estate — 1.5%
1,003	Alexandria Real Estate Equities, Inc.	$111,885
3,011	American Tower Corp.	642,969
916	AvalonBay Communities, Inc.	202,995
937	BXP, Inc.	75,485
688	Camden Property Trust	79,663
1,942	CBRE Group, Inc. Class A(a)	254,344
2,802	Crown Castle, Inc.	301,187
1,985	Digital Realty Trust, Inc.	353,787
2,200	Equity Residential	154,814
414	Essex Property Trust, Inc.	117,518
485	Federal Realty Investment Trust	53,757
4,538	Healthpeak Properties, Inc.	101,878
3,673	Invitation Homes, Inc.	115,369
4,347	Kimco Realty Corp.	103,111
754	Mid-America Apartment Communities, Inc.	114,110
5,971	Prologis, Inc.	674,365
1,015	Public Storage	333,996
5,616	Realty Income Corp.	333,422
1,053	Regency Centers Corp.	75,226
1,976	Simon Property Group, Inc.	334,181
1,935	UDR, Inc.	81,638
2,664	Ventas, Inc.	174,465
6,752	VICI Properties, Inc.	214,444
3,731	Welltower, Inc.	503,237
4,690	Weyerhaeuser Co.	146,140
		5,653,986
	Rental and Leasing Services — 0.1%
430	United Rentals, Inc.	349,504
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 2.0%
898	Blackrock, Inc.	880,965
675	Cboe Global Markets, Inc.	144,160
9,632	Charles Schwab Corp.	682,235
2,322	CME Group, Inc.	523,286
4,519	Dow, Inc.	223,148
1,990	Franklin Resources, Inc.	41,332
2,037	Goldman Sachs Group, Inc.	1,054,738
2,902	Invesco Ltd. ADR(a)	50,321
4,349	KKR & Co., Inc.	601,206
244	MarketAxess Holdings, Inc.	70,618
8,032	Morgan Stanley	933,720
507	MSCI, Inc. Class A	289,598
2,668	NASDAQ OMX Group, Inc.	197,219
1,196	Raymond James Financial, Inc.	177,271

The accompanying notes are an integral part of these financial statements.

13

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — (Continued)
2,065	S&P Global, Inc.	$991,943
4,644	The Blackstone Group, Inc.	779,031
		7,640,791
	Specialty Trade Contractors — 0.1%
950	Quanta Services, Inc.	286,549
	Support Activities for Agriculture and Forestry — 0.1%
4,463	Corteva, Inc.	271,886
	Support Activities for Mining — 0.2%
5,692	Halliburton Co.	157,896
1,782	Hess Corp.	239,643
9,157	Schlumberger Ltd. ADR (Curaco)(a)	366,921
		764,460
	Support Activities for Transportation — 0.2%
757	C.H. Robinson Worldwide, Inc.	78,001
804	Expedia, Inc.(a)	125,673
910	Expeditors International of Washington, Inc.	108,290
520	J.B. Hunt Transport Services, Inc.	93,923
1,458	Norfolk Southern Corp.	365,127
		771,014
	Telecommunications — 1.1%
46,234	AT&T, Inc.	1,042,114
611	Equinix, Inc.	554,837
6,592	PayPal Holdings, Inc.(a)	522,746
693	SBA Communications Corp.	159,023
3,160	T-Mobile US, Inc.	705,186
27,143	Verizon Communications, Inc.	1,143,534
		4,127,440
	Transportation Equipment Manufacturing — 2.3%
1,714	Aptiv PLC ADR (United Kingdom)(a)	97,407
4,712	Boeing Co.(a)	703,549
1,468	BorgWarner, Inc.	49,369
25,175	Ford Motor Co.	259,051
1,663	General Dynamics Corp.	484,947
7,247	General Motors Co.	367,858
4,200	Honeywell International, Inc.	863,856
1,367	Lockheed Martin Corp.	746,450
3,381	Paccar, Inc.	352,571
17,892	Tesla, Inc.(a)	4,470,316
362	TransDigm Group, Inc.	471,432
1,130	Wabtec Corp.	212,417
		9,079,223

The accompanying notes are an integral part of these financial statements.

14

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Truck Transportation — 0.1%
1,216	Old Dominion Freight Line, Inc.	$244,805
	Utilities — 2.2%
4,583	AES Corp.	75,574
1,654	Alliant Energy Corp.	99,240
1,721	Ameren Corp.	149,916
3,432	American Electric Power Co., Inc.	338,910
1,257	American Water Works Co., Inc.	173,604
1,001	Atmos Energy Corp.(b)	138,919
4,203	CenterPoint Energy, Inc.	124,115
1,926	CMS Energy Corp.	134,069
2,230	Consolidated Edison, Inc.	226,746
2,017	Constellation Energy Corp.	530,390
1,335	DTE Energy Co.	165,834
4,978	Duke Energy Corp.	573,814
2,490	Edison International	205,176
1,379	Entergy Corp.	213,442
1,483	Evergy, Inc.	89,633
2,305	Eversource Energy	151,784
6,448	Exelon Corp.	253,406
3,304	FirstEnergy Corp.	138,206
1,772	GE Vernova, Inc.(a)	534,542
12,451	Kinder Morgan, Inc.	305,174
13,248	NextEra Energy, Inc.	1,049,904
2,892	NiSource, Inc.	101,683
1,331	NRG Energy, Inc.	120,322
3,767	ONEOK, Inc.	364,947
13,782	PG&E Corp.	278,672
733	Pinnacle West Capital Corp.	64,365
4,757	PPL Corp.	154,888
3,212	Public Service Enterprise Group, Inc.	287,185
4,083	Sempra Energy	340,400
7,050	Southern Co.	641,761
2,215	Vistra Corp.	276,786
2,038	WEC Energy Group, Inc.	194,690
3,595	Xcel Energy, Inc.	240,182
		8,738,279
	Waste Management and Remediation Services — 0.1%
1,316	Republic Services, Inc.	260,568
	Water Transportation — 0.0%(†)
6,514	Carnival Corp. ADR (Panama)(a)	143,308

The accompanying notes are an integral part of these financial statements.

15

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Web Search Portals, Libraries, Archives, and Other Information Services — 0.1%
2,642	CoStar Group, Inc.(a)	$192,311
	Wood Product Manufacturing — 0.0%(†)
1,407	Masco Corp.	112,433
	TOTAL COMMON STOCKS (Cost $250,124,951)	$311,029,355
	SHORT TERM INVESTMENTS — 23.4%
	Money Market Funds — 23.4%
17,337,738	Dreyfus Government Cash Management Institutional Shares, 4.76%(c)	$17,337,738
8,890	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(c)	8,890
73,570,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(c)	73,570,000
	TOTAL SHORT TERM INVESTMENTS (Cost $90,916,628)	$90,916,628
	TOTAL INVESTMENTS (Cost $341,041,579) — 103.4%(d)	$401,945,983
	Liabilities in Excess of Other Assets — (3.4)%	(13,323,264)
	TOTAL NET ASSETS — 100.0%	$388,622,719

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(†)	Less than 0.05%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2024.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $149,298,651.
ADR - American Depository Receipt
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Invesco QQQ Trust Series 1	5.1700% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	1,000	$434,857	$(1,065,601)
Total return of Technology Select Sector SPDR Fund	5.2700% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	445,000	85,197,136	11,962,799
Total return of Invesco QQQ Trust Series 1	5.5200% representing 1 month SOFR rate + spread	Barclays	12/23/2024	646,000	306,301,328	4,672,502
					$ 391,933,321	$15,569,700

The accompanying notes are an integral part of these financial statements.

16

Direxion NASDAQ-100® Equal Weighted Index Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9%
	Accommodation — 2.1%
97,628	Airbnb, Inc. Class A(a)	$13,159,278
52,416	Marriott International, Inc. Class A	13,629,208
		26,788,486
	Administrative and Support Services — 3.4%
46,349	Automatic Data Processing, Inc.	13,405,985
3,152	Booking Holdings, Inc.	14,739,540
128,210	Pinduoduo, Inc. ADR (China)(a)	15,460,844
		43,606,369
	Apparel Manufacturing — 1.0%
62,744	Cintas Corp.	12,913,343
	Beverage and Tobacco Product Manufacturing — 3.8%
157,958	Coca-Cola Europacific Partners ADR (United Kingdom)	12,004,808
341,917	Keurig Dr Pepper, Inc.	11,266,165
250,242	Monster Beverage Corp.(a)	13,182,749
74,827	PepsiCo, Inc.	12,427,268
		48,880,990
	Broadcasting and Content Providers — 3.1%
38,763	Charter Communications, Inc.(a)(b)	12,699,146
319,321	Comcast Corp. Class A	13,944,748
1,554,389	Warner Bros Discovery, Inc.(a)(b)	12,637,183
		39,281,077
	Chemical Manufacturing — 6.5%
37,954	Amgen, Inc.	12,151,353
163,419	AstraZeneca PLC ADR (United Kingdom)	11,627,262
64,248	Biogen, Inc.(a)	11,179,152
152,588	Gilead Sciences, Inc.	13,552,866
27,150	Linde PLC ADR (Ireland)	12,384,472
11,186	Regeneron Pharmaceuticals, Inc.(a)	9,376,105
27,549	Vertex Pharmaceuticals, Inc.(a)	13,112,773
		83,383,983
	Clothing, Clothing Accessories, Shoe, and Jewelry Retailers — 2.1%
48,773	Lululemon Athletica, Inc.(a)	14,529,477
82,994	Ross Stores, Inc.	11,595,921
		26,125,398
	Computer and Electronic Product Manufacturing — 22.8%
82,121	Advanced Micro Devices, Inc.(a)	11,831,172
39,135	Alphabet, Inc.	6,696,390
38,907	Alphabet, Inc. Class C	6,718,850
56,481	Analog Devices, Inc.	12,601,476
56,135	Apple, Inc.	12,681,458
74,859	Broadcom, Inc.	12,708,812
246,447	Cisco Systems, Inc.	13,497,902
166,827	Fortinet, Inc.(a)	13,122,612

The accompanying notes are an integral part of these financial statements.

17

Direxion NASDAQ-100® Equal Weighted Index Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Computer and Electronic Product Manufacturing — (Continued)
141,883	GE HealthCare Technologies, Inc.	$12,393,480
324,998	GlobalFoundries, Inc. ADR(a)(b)	11,862,427
97,614	Illumina, Inc.(a)	14,070,082
586,445	Intel Corp.	12,620,296
165,692	Lam Research Corp.	12,319,200
166,322	Microchip Technology, Inc.	12,203,045
140,898	Micron Technology, Inc.	14,040,486
45,989	MongoDB, Inc.(a)	12,435,426
110,416	NVIDIA Corp.	14,658,828
55,247	NXP Semiconductors NV ADR (Netherlands)	12,955,422
184,109	ON Semiconductor Corp.(a)	12,977,843
37,650	Palto Alto Networks, Inc.(a)	13,566,424
75,815	Qualcomm, Inc.	12,340,408
22,952	Roper Technologies, Inc.	12,341,979
280,097	Super Micro Computer, Inc.(a)	8,153,624
63,010	Texas Instruments, Inc.	12,801,112
		291,598,754
	Food Manufacturing — 1.9%
172,428	Mondelez International, Inc.	11,807,869
366,362	The Kraft Heinz Co.	12,258,473
		24,066,342
	Food Services and Drinking Places — 2.1%
91,681	DoorDash, Inc.(a)	14,366,413
133,352	Starbucks Corp.	13,028,490
		27,394,903
	General Merchandise Retailers — 3.8%
66,848	Amazon.com, Inc.(a)	12,460,467
14,117	Costco Wholesale Corp.	12,340,799
178,551	Dollar Tree, Inc.(a)	11,541,537
6,083	MercadoLibre, Inc.(a)	12,392,166
		48,734,969
	Machinery Manufacturing — 2.9%
66,644	Applied Materials, Inc.	12,101,218
16,102	ASML Holding NV ADR (Netherlands)	10,829,400
355,389	Baker Hughes Co.	13,533,213
		36,463,831
	Management of Companies and Enterprises — 1.0%
92,200	ARM Holdings PLC ADR (United Kingdom)(a)(b)	13,027,860
	Merchant Wholesalers, Durable Goods — 3.0%
248,990	Copart, Inc.(a)	12,815,515
181,032	Fastenal Co.(b)	14,153,082
16,883	KLA-Tencor Corp.	11,247,961
		38,216,558

The accompanying notes are an integral part of these financial statements.

18

Direxion NASDAQ-100® Equal Weighted Index Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Miscellaneous Manufacturing — 2.0%
181,858	DexCom, Inc.(a)	$12,817,352
26,347	Intuitive Surgical, Inc.(a)	13,274,672
		26,092,024
	Motion Picture and Sound Recording Industries — 1.1%
18,278	Netflix, Inc.(a)	13,818,716
	Motor Vehicle and Parts Dealers — 1.0%
11,543	O’Reilly Automotive, Inc.(a)	13,310,695
	Oil and Gas Extraction — 1.0%
70,771	Diamondback Energy, Inc.	12,510,190
	Performing Arts, Spectator Sports, and Related Industries — 1.1%
91,782	Electronic Arts, Inc.	13,845,315
	Professional, Scientific, and Technical Services — 13.0%
78,545	Atlassian Corp.(a)	14,808,874
56,844	CDW Corp.	10,699,746
169,323	Cognizant Technology Solutions Corp. Class A	12,629,803
25,273	IDEXX Laboratories, Inc.(a)	10,284,089
173,371	Marvell Technology, Inc.	13,888,751
22,827	Meta Platforms, Inc.	12,956,149
194,986	Moderna, Inc.(a)	10,599,439
96,112	Paychex, Inc.	13,391,285
86,084	Take-Two Interactive Software, Inc.(a)	13,921,504
116,966	The Trade Desk, Inc.(a)	14,060,483
48,370	Verisk Analytics, Inc. Class A	13,288,206
51,589	Workday, Inc.(a)	12,064,088
74,172	Zscaler, Inc.(a)	13,409,556
		166,001,973
	Publishing Industries — 9.0%
24,509	Adobe, Inc.(a)	11,717,263
39,983	Ansys, Inc.(a)	12,810,953
47,918	Autodesk, Inc.(a)	13,599,128
46,785	Cadence Design Systems, Inc.(a)	12,918,274
42,717	CrowdStrike Holdings, Inc.(a)	12,681,396
111,605	Datadog, Inc.(a)	13,999,731
19,853	Intuit, Inc.	12,116,286
29,436	Microsoft Corp.	11,961,319
25,277	Synopsys, Inc.(a)	12,982,520
		114,786,870
	Rail Transportation — 1.0%
366,672	CSX Corp.	12,334,846

The accompanying notes are an integral part of these financial statements.

19

Direxion NASDAQ-100® Equal Weighted Index Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Telecommunications — 2.2%
166,867	PayPal Holdings, Inc.(a)	$13,232,553
64,224	T-Mobile US, Inc.	14,332,228
		27,564,781
	Transportation Equipment Manufacturing — 3.1%
62,996	Honeywell International, Inc.	12,957,017
129,482	Paccar, Inc.	13,502,383
53,749	Tesla, Inc.(a)	13,429,188
		39,888,588
	Truck Transportation — 1.0%
66,026	Old Dominion Freight Line, Inc.	13,292,354
	Utilities — 4.0%
125,382	American Electric Power Co., Inc.	12,381,472
50,230	Constellation Energy Corp.	13,208,481
318,061	Exelon Corp.	12,499,797
199,716	Xcel Energy, Inc.	13,343,026
		51,432,776
	Web Search Portals, Libraries, Archives, and Other Information Services — 0.9%
165,542	CoStar Group, Inc.(a)	12,049,803
	TOTAL COMMON STOCKS (Cost $1,301,480,493)	$1,277,411,794
	SHORT TERM INVESTMENTS — 0.9%
	Money Market Funds — 0.9%
11,339,156	Dreyfus Government Cash Management Institutional Shares, 4.76% (c)(d)	$11,339,156
	TOTAL SHORT TERM INVESTMENTS (Cost $11,339,156)	$11,339,156
	TOTAL INVESTMENTS (Cost $1,312,819,649) — 100.8%	$1,288,750,950
	Liabilities in Excess of Other Assets — (0.8)%	(10,568,548)
	TOTAL NET ASSETS — 100.0%	$1,278,182,402

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

20

Direxion Work From Home ETF
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7%
	Administrative and Support Services — 5.2%
7,044	Cloudflare, Inc.(a)	$617,829
23,782	SentinelOne, Inc.(a)	613,338
		1,231,167
	Computer and Electronic Product Manufacturing — 18.9%
3,513	Alphabet, Inc.	601,109
3,566	Broadcom, Inc.	605,400
11,059	Cisco Systems, Inc.	605,701
7,150	Fortinet, Inc.(a)	562,419
2,693	International Business Machines Corp.	556,697
4,615	NetApp, Inc.	532,156
1,588	Palto Alto Networks, Inc.(a)	572,204
50,562	Xerox Corp.	413,092
		4,448,778
	Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 2.9%
18,855	RingCentral, Inc.(a)	678,969
	Food Services and Drinking Places — 2.3%
16,033	JOYY, Inc. ADR(a)	545,924
	General Merchandise Retailers — 2.5%
3,171	Amazon.com, Inc.(a)	591,074
	Merchant Wholesalers, Durable Goods — 2.3%
4,760	SYNNEX Corp.	549,066
	Professional, Scientific, and Technical Services — 31.0%
3,386	Atlassian Corp.(a)	638,397
15,318	DigitalOcean Holdings, Inc.(a)	606,287
88,647	Hello Group, Inc. ADR	626,734
7,755	Marvell Technology, Inc.	621,253
1,072	Meta Platforms, Inc.	608,446
26,386	NetScout Systems, Inc.(a)	554,898
3,905	Oracle Corp.	655,415
8,096	Pegasystems, Inc.	643,146
658	ServiceNow, Inc.(a)	613,907
2,125	Workday, Inc.(a)	496,931
8,060	Zoom Video Communications, Inc.(a)	602,404
3,498	Zscaler, Inc.(a)	632,403
		7,300,221
	Publishing Industries — 29.5%
955	Adobe, Inc.(a)	456,566
16,721	Box, Inc.(a)	531,059
2,119	CrowdStrike Holdings, Inc.(a)	629,068
1,985	CyberArk Software Ltd. ADR (Israel)(a)	548,892
5,059	Datadog, Inc.(a)	634,601

The accompanying notes are an integral part of these financial statements.

21

Direxion Work From Home ETF
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Publishing Industries — (Continued)
9,572	DocuSign, Inc.(a)	$664,105
1,112	HubSpot, Inc.(a)	616,927
1,344	Microsoft Corp.	546,134
7,303	Okta, Inc.(a)	525,013
2,219	Salesforce, Inc.	646,550
11,610	Smartsheet, Inc.(a)	655,036
9,984	Varonis Systems, Inc.(a)	502,894
		6,956,845
	Telecommunications — 5.1%
269,418	Altice USA, Inc.(a)(b)	654,686
13,250	Verizon Communications, Inc.	558,222
		1,212,908
	TOTAL COMMON STOCKS (Cost $24,914,709)	$23,514,952
	SHORT TERM INVESTMENTS — 0.3%
	Money Market Funds — 0.3%
76,306	Dreyfus Government Cash Management Institutional Shares, 4.76%(c)(d)	$76,306
	TOTAL SHORT TERM INVESTMENTS (Cost $76,306)	$76,306
	TOTAL INVESTMENTS (Cost $24,991,015) — 100.0%	$23,591,258
	Liabilities in Excess of Other Assets — (0.0)%(†)	(11,765)
	TOTAL NET ASSETS — 100.0%	$23,579,493

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(†)	Less than 0.05%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

22

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2024

	Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Direxion HCM Tactical Enhanced US ETF	Direxion NASDAQ-100® Equal Weighted Index Shares	Direxion Work From Home ETF
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$265,689,757	$401,945,983	$1,288,750,950	$23,591,258
Cash	—	651,888	—	—
Receivable for Fund shares sold	1,453,808	172,080	1,708	—
Receivable for investments sold	—	50,403,752	—	—
Due from broker for futures contracts	215,275	—	—	—
Deposit at broker for futures contracts	4,685,809	—	—	—
Dividend and interest receivable	1,045,385	493,714	188,985	9,149
Unrealized appreciation on swap contracts	—	16,635,301	—	—
Prepaid expenses and other assets	—	1,868	—	—
Total assets	273,090,034	470,304,586	1,288,941,643	23,600,407
Liabilities:
Collateral for securities loaned (Note 2)	—	—	10,560,912	16,224
Payable for Fund shares redeemed	—	51,586,905	—	—
Unrealized depreciation on swap contracts	—	1,065,601	—	—
Due to Adviser, net (Note 6)	51,097	355,360	145,594	3,680
Due to broker for swap contracts	—	28,603,419	—	—
Variation margin payable	1,158,701	—	—	—
Accrued operating services fees (Note 6)	45,016	—	52,735	1,010
Accrued expenses and other liabilities	—	70,582	—	—
Total liabilities	1,254,814	81,681,867	10,759,241	20,914
Net Assets	$271,835,220	$388,622,719	$1,278,182,402	$23,579,493
Net Assets Consist of:
Capital stock	$268,316,556	$323,943,297	$1,371,172,921	$39,694,971
Total distributable earnings (loss)	3,518,664	64,679,422	(92,990,519)	(16,115,478)
Net assets	$271,835,220	$388,622,719	$1,278,182,402	$23,579,493
Calculation of Net Asset Value Per Share:
Net assets	$271,835,220	$388,622,719	$1,278,182,402	$23,579,493
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	9,350,001	11,300,001	14,350,002	400,001
Net assets value, redemption price and offering price per share	$29.07	$34.39	$89.07	$58.95
Cost of Investments	$265,689,757	$341,041,579	$1,312,819,649	$24,991,015
*Value of securities loaned	$—	$1,042,525	$51,826,441	$13,628

The accompanying notes are an integral part of these financial statements.

23

DIREXION SHARES ETF TRUST
Statements of Operations
For the Year Ended October 31, 2024

	Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Direxion HCM Tactical Enhanced US ETF	Direxion NASDAQ-100® Equal Weighted Index Shares	Direxion Work From Home ETF
Investment Income:
Dividend income	$—	$3,262,279	$12,693,276	$272,711
Less: Foreign withholding tax	—	(905)	(46,803)	—
Interest income	13,511,320	3,301,080	83,203	3,818
Securities lending income	—	151	1,667,780	148,413
Total investment income	13,511,320	6,562,605	14,397,456	424,942
Expenses:
Investment advisory fees (Note 6)	1,344,204	3,108,507	3,525,210	109,525
Operating services fees (Note 6)	537,681	—	587,535	13,690
Professional fees	—	27,446	—	—
Interest expense	—	501,450	—	—
Offering fees	—	11,383	—	—
Management service fees (Note 6)	—	72,495	—	—
Pricing fees	—	4,335	—	—
Exchange listing fees	—	7,250	—	—
Reports to shareholders	—	27,823	—	—
Insurance fees	—	4,378	—	—
Trustees’ fees and expenses	—	6,250	—	—
Fund servicing fees	—	87,225	—	—
Other	—	18,586	—	—
Total expenses	1,881,885	3,877,128	4,112,745	123,215
Recoupment of expenses to Adviser (Note 6)	—	28,877	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	—	—	—	—
Net expenses	1,881,885	3,906,005	4,112,745	123,215
Net investment income	11,629,435	2,656,600	10,284,711	301,727
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	(7,757,257)	(45,441,973)	(1,186,295)
In-kind redemptions	—	370,764	154,097,839	2,569,392
Swap contracts	—	32,350,747	—	—
Futures contracts	(9,712,531)	—	—	—
Net realized gain (loss)	(9,712,531)	24,964,254	108,655,866	1,383,097
Change in net unrealized appreciation on:
Investment securities	—	60,904,404	96,035,188	6,190,729
Swap contracts	—	15,569,700	—	—
Futures contracts	6,426,668	—	—	—
Change in net unrealized appreciation	6,426,668	76,474,104	96,035,188	6,190,729
Net realized and unrealized gain (loss)	(3,285,863)	101,438,358	204,691,054	7,573,826
Net increase in net assets resulting from operations	$8,343,572	$104,094,958	$214,975,765	$7,875,553

The accompanying notes are an integral part of these financial statements.

24

DIREXION SHARES ETF TRUST
Statements of Changes in Net Assets

	Direxion Auspice Broad Commodity Strategy ETF (Consolidated)		Direxion HCM Tactical Enhanced US ETF
	Year Ended October 31,		Year Ended October 31, 2024	For the Period June 22, 2023[1] through October 31, 2023
	2024	2023
Operations:
Net investment income	$11,629,435	$11,174,099	$2,656,600	$682,120
Net realized gain (loss)	(9,712,531)	651,107	24,964,254	(13,637,318)
Change in net unrealized appreciation (depreciation)	6,426,668	(2,905,196)	76,474,104	—
Net increase (decrease) in net assets resulting from operations	8,343,572	8,920,010	104,094,958	(12,955,198)
Distributions to shareholders:
Net distributions to shareholders	(10,293,949)	(16,320,544)	(2,714,750)	(422,676)
Return of capital	(205,247)	(351,964)	—	—
Total distributions	(10,499,196)	(16,672,508)	(2,714,750)	(422,676)
Capital share transactions:
Proceeds from shares sold	42,088,268	45,354,256	590,724,152	173,104,643
Cost of shares redeemed	(58,271,678)	(44,744,640)	(459,395,497)	(3,951,165)
Transaction fees (Note 4)	15,863	13,467	137,462	790
Net increase (decrease) in net assets resulting from capital transactions	(16,167,547)	623,083	131,466,117	169,154,268
Total increase (decrease) in net assets	(18,323,171)	(7,129,415)	232,846,325	155,776,394
Net assets:
Beginning of year/period	290,158,391	297,287,806	155,776,394	—
End of year/period	$271,835,220	$290,158,391	$388,622,719	$155,776,394
Changes in shares outstanding
Shares outstanding, beginning of year/period	9,950,001	9,950,001	6,700,001	—
Shares sold	1,450,000	1,500,000	18,350,000	6,850,001
Shares repurchased	(2,050,000)	(1,500,000)	(13,750,000)	(150,000)
Shares outstanding, end of year/period	9,350,001	9,950,001	11,300,001	6,700,001

[1]	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

25

DIREXION SHARES ETF TRUST
Statements of Changes in Net Assets (Continued)

	Direxion NASDAQ-100® Equal Weighted Index Shares		Direxion Work From Home ETF
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
Operations:
Net investment income	$10,284,711	$5,798,640	$301,727	$80,938
Net realized gain (loss)	108,655,866	81,456,935	1,383,097	(12,041,441)
Change in net unrealized appreciation (depreciation)	96,035,188	(12,429,604)	6,190,729	13,006,199
Net increase in net assets resulting from operations	214,975,765	74,825,971	7,875,553	1,045,696
Distributions to shareholders:
Net distributions to shareholders	(10,435,457)	(5,738,780)	(317,678)	(89,807)
Total distributions	(10,435,457)	(5,738,780)	(317,678)	(89,807)
Capital share transactions:
Proceeds from shares sold	1,402,328,534	1,394,719,886	—	1,108,042
Cost of shares redeemed	(1,120,157,718)	(1,372,011,817)	(11,080,407)	(13,332,704)
Net increase (decrease) in net assets resulting from capital transactions	282,170,816	22,708,069	(11,080,407)	(12,224,662)
Total increase (decrease) in net assets	486,711,124	91,795,260	(3,522,532)	(11,268,773)
Net assets:
Beginning of year	791,471,278	699,676,018	27,102,025	38,370,798
End of year	$1,278,182,402	$791,471,278	$23,579,493	$27,102,025
Changes in shares outstanding
Shares outstanding, beginning of year	11,100,002	10,950,002	600,001	875,001
Shares sold	16,200,000	18,800,000	—	25,000
Shares repurchased	(12,950,000)	(18,650,000)	(200,000)	(300,000)
Shares outstanding, end of year	14,350,002	11,100,002	400,001	600,001

The accompanying notes are an integral part of these financial statements.

26

Financial Highlights
October 31, 2024

												RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/Period (000’s omitted)	Net Expenses	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement	Net Expenses[2]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
For the year ended October 31, 2024	$29.16	$1.24	$(0.20)	$1.04	$(1.11)	$—	$(0.02)	$(1.13)	$29.07	3.71%	$271,835	0.70%	0.70%	4.33%	0.70%	0.70%	4.33%	0%
For the year ended October 31, 2023	29.88	1.15	(0.15)	1.00	(1.68)	—	(0.04)	(1.72)	29.16	3.33%	290,158	0.70%	0.70%	3.84%	0.70%	0.70%	3.84%	0%
For the year ended October 31, 2022	32.70	0.01	1.85	1.86	(4.68)	—	—	(4.68)	29.88	6.21%	297,288	0.87%	0.87%	0.03%	0.70%	0.70%	0.20%	0%
For the year ended October 31, 2021	23.13	(0.20)	9.77	9.57	—	—	—	—	32.70	41.37%	253,431	0.70%	0.70%	(0.67)%	0.70%	0.70%	(0.67)%	0%
For the year ended October 31, 2020	23.53	(0.02)	(0.29)	(0.31)	(0.06)	—	(0.03)	(0.09)	23.13	-1.31%	43,946	0.70%	0.70%	(0.10)%	0.70%	0.70%	(0.10)%	0%
Direxion HCM Tactical Enhanced US ETF
For the year ended October 31, 2024	23.25	0.28	11.14	11.42	(0.28)	—	—	(0.28)	34.39	49.31%	388,623	1.32%[6]	1.31%	0.90%	1.15%[6]	1.14%	1.07%	191%
For the period June 22, 2023[8] through October 31, 2023	25.00	0.11	(1.80)	(1.69)	(0.06)	—	—	(0.06)	23.25	-6.77%	155,776	1.20%[6]	2.05%	1.20%	1.15%[6]	2.00%	1.25%	24%
Direxion NASDAQ-100® Equal Weighted Index Shares
For the year ended October 31, 2024	71.30	0.76	17.79	18.55	(0.78)	—	—	(0.78)	89.07	26.04%	1,278,182	0.35%	0.35%	0.88%	0.35%	0.35%	0.88%	34%
For the year ended October 31, 2023	63.90	0.63	7.45	8.08	(0.68)	—	—	(0.68)	71.30	12.66%	791,471	0.35%	0.35%	0.87%	0.35%	0.35%	0.87%	30%
For the year ended October 31, 2022	87.33	0.53	(20.59)	(20.06)	(0.50)	(2.87)	—	(3.37)	63.90	-23.78%	699,676	0.35%	0.35%	0.75%	0.35%	0.35%	0.75%	34%
For the year ended October 31, 2021	63.03	0.39	24.33	24.72	(0.39)	(0.03)	—	(0.42)	87.33	39.30%	432,264	0.35%	0.35%	0.49%	0.35%	0.35%	0.49%	30%
For the year ended October 31, 2020	51.32	0.38	11.72	12.10	(0.39)	—	—	(0.39)	63.03	23.69%	274,199	0.35%	0.35%	0.67%	0.35%	0.35%	0.67%	35%
Direxion Work From Home ETF
For the year ended October 31, 2024	45.17	0.60	13.78	14.38	(0.60)	—	—	(0.60)	58.95	31.94%	23,579	0.45%	0.45%	1.10%	0.45%	0.45%	1.10%	33%
For the year ended October 31, 2023	43.85	0.12	1.32	1.44	(0.12)	—	—	(0.12)	45.17	3.29%	27,102	0.45%	0.45%	0.25%	0.45%	0.45%	0.25%	37%
For the year ended October 31, 2022	77.54	0.63	(33.78)	(33.15)	(0.54)	—	—	(0.54)	43.85	-43.00%	38,371	0.45%	0.45%	1.04%	0.45%	0.45%	1.04%	45%
For the year ended October 31, 2021	53.77	0.22	24.24	24.46	(0.27)	(0.42)	—	(0.69)	77.54	45.69%	110,490	0.45%	0.45%	0.31%	0.45%	0.45%	0.31%	35%
For the period June 25, 2020[8] through October 31, 2020	50.00	0.15	3.65	3.80	(0.03)	—	—	(0.03)	53.77	7.60%	133,078	0.45%	0.45%	0.81%	0.45%	0.45%	0.81%	32%

[1]	Net investment income (loss) per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each period.
[2]	Excludes interest expense and extraordinary expenses which comprise of tax and litigation expenses.
[3]
Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share will not equal the Fund’s changes in net realized and unrealized gain (loss) on investments, in-kind redemptions, futures and swaps for the period.

[4]
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[5]	For periods less than a year, these ratios are annualized.
[6]	Net expenses include effects of any reimbursement/waiver or recoupment.
[7]
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Portfolio turnover rate does not include effects of turnover of the swap and future contracts portfolio. Short-term securities with maturities less than or equal to 366 days are also excluded from portfolio turnover calculation.

[8]	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

27

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024
1. ORGANIZATION
The Direxion Shares ETF Trust (the “Trust”) is a Delaware statutory trust formed on April 23, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is a registered investment company that has 93 separate series (each, a “Fund” and together the “Funds”). Four of these Funds are included in this report:

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Direxion NASDAQ-100® Equal Weighted Index Shares
Direxion HCM Tactical Enhanced US ETF	Direxion Work From Home ETF

The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, “Financial Services-Investment Companies”.
Rafferty Asset Management, LLC (“Rafferty” or “Adviser”) serves as investment adviser to the Funds. Rafferty has registered as a commodity pool operator (“CPO”) and the Direxion Auspice Broad Commodity Strategy ETF (Consolidated) and Direxion HCM Tactical Enhanced US ETF are considered commodity pools under the Commodity Exchange Act (the “CEA”). Accordingly, Rafferty is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements.
The Funds seek investment results, before fees and expenses, that track the performance of the underlying index as listed below:

Funds	Index or Benchmark
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Auspice Broad Commodity Index
Direxion NASDAQ-100® Equal Weighted Index Shares	NASDAQ-100® Equal Weighted Index
Direxion Work From Home ETF	Solactive Remote Work Index

The Direxion Auspice Broad Commodity Strategy ETF (Consolidated) primarily invests in commodity and financial futures contracts directly and/or indirectly through its wholly-owned subsidiary, Direxion BCS Fund Ltd. (“BCS Fund”), in order to track the returns of the Auspice Broad Commodity Index within the limitation of the U.S. federal tax requirements applicable to regulated investment companies.
The Direxion HCM Tactical Enhanced US ETF is actively managed and seeks to provide enhanced returns across multiple market cycles that are broadly correlated to the U.S. equity markets. The Fund uses a proprietary quantitative investment model based on the HCM-BuyLine® developed by the Fund’s subadvisor, Howard Capital Management, Inc. (“Subadviser”), to determine if the Fund’s assets are allocated to U.S. equity securities or to cash and cash equivalents (i.e., money market funds, U.S. government securities and/or similar securities). The Fund will invest in or have exposure to, U.S. equity securities in order to achieve capital appreciation, or will invest in cash or cash equivalents in order to attempt to preserve capital during market downturns. When allocated to U.S. equities, the Fund will seek leveraged exposure of its net assets through investments in derivatives, such as swaps, in order to achieve enhanced returns.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

28

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
a) Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the NYSE Arca (normally at 4:00 p.m. Eastern time (“Valuation Time”), each day the NYSE is open for business. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market (“NASDAQ”) for which market quotations are readily available are valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over-the-counter (“OTC”) securities held by a Fund are valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities or; if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Securities and swap contracts are fair valued as determined by Rafferty under the supervision of the Board of Trustees (the “Board”) in the following scenarios: a) reliable market quotations are not readily available; b) the Funds’ pricing service does not provide a valuation for such securities; c) the Funds’ pricing service provides a valuation that in the judgment of Rafferty does not represent fair value; or d) the Fund or Rafferty believes the market price is stale.
b) Swap Contracts – The Direxion HCM Tactical Enhanced US ETF (“HCM”) may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). HCM enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivative contracts. HCM does not offset fair value amounts for derivative contracts and related cash collateral on the Statements of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. HCM’s obligations are accrued daily and offset by any amounts owed to HCM.
In a “long” equity swap agreement, the counterparty will generally agree to pay HCM the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. HCM will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by HCM on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay HCM interest. These swap contracts do not include the delivery of securities by HCM to the counterparty. The net amount of the excess, if any, of the HCM’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by HCM’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by HCM on the notional amount are recorded as “unrealized appreciation or depreciation on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.
HCM may enter into swap contracts that provide the opposite return of the underlying benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to HCM on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which HCM will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. HCM will typically enter into equity swap agreements to obtain leverage in order to meet its investment objectives.

29

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
Accounting Standards Update No. 2013-01, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope to recognized derivative instruments accounted for under ASC 815, “Derivatives and Hedging”, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement of similar agreement.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.
Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Interest earned on collateral pledged to a counterparty is presented as part of Interest income on the Statements of Operations. Interest incurred on collateral received from a counterparty is presented as Interest expense on the Statements of Operations.
For financial reporting purposes, HCM elects to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities.
In the event of the counterparty’s default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at October 31, 2024 is detailed in the following tables. If such credit risk-related contingencies were triggered, the counterparties would have the option to terminate any positions open under the master netting agreement.

30

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
Description: Swap Contract
Counterparty: Barclays

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion HCM Tactical Enhanced US ETF	$4,672,502	$—	$4,672,502[1]	$ —	$—	$—	$—	$ —

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: Goldman Sachs

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion HCM Tactical Enhanced US ETF	$11,962,799	$1,065,601	$10,897,198[1]	$—	$1,065,601	$1,065,601	$ —	$ —

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
c) Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Direxion Auspice Broad Commodity Strategy ETF (Consolidated) was invested in futures contracts as of the year ended October 31, 2024.
d) Risks of Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the fair value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible non-performance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions. The Funds were not invested in any type of options during the year ended October 31, 2024.

31

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
e)  Basis for Consolidation – The Direxion Auspice Broad Commodity Strategy ETF may invest up to 25% of its total assets in the BCS Fund. The BCS Fund, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Direxion Auspice Broad Commodity Strategy ETF. The BCS Fund acts as an investment vehicle to facilitate entering into certain investments for the Direxion Auspice Broad Commodity Strategy ETF consistent with the Fund’s investment objectives and policies specified in its prospectus and statement of additional information and within the limitation of the U.S. federal tax requirements applicable to regulated investment companies. As of October 31, 2024, the net assets of the Direxion Auspice Broad Commodity Strategy ETF were $271,835,220 of which $36,930,244, or approximately 13.6%, represented the Direxion Auspice Broad Commodity Strategy ETF’s ownership of all issued shares and voting rights of the BCS Fund. All intercompany balances, revenues and expenses have been eliminated in consolidation.
f) Risks of Investing Commodity-Linked Derivatives – The Direxion Auspice Broad Commodity Strategy ETF, through its investment in its respective subsidiary, may hold commodity-linked derivatives. Commodity-linked derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. The Direxion Auspice Broad Commodity Strategy ETF held commodity-linked derivatives during the year ended October 31, 2024.
g) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for U.S. Federal income tax purposes, with the net sales proceeds.
h) Securities Lending – Each Fund may lend up to 33 1∕3% of the value of the securities in their portfolios to approved brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, cash equivalents, or securities issued or guaranteed by the U.S. government. The collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. Government securities held as collateral, net of fee rebates paid to borrower and net of fees paid to the lending agent. The amount of fees depends on a number of factors including the security type and the length of the loan. In addition, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. No more than 99% of the value of any security may be on loan at any time.
As of October 31, 2024, all securities on loan were collateralized by cash and/or U.S. government obligations. The cash received as collateral for securities on loan was invested in money market funds, whose maturities are overnight and continuous, and is disclosed in the Schedules of Investments. The securities on loan in each Fund are also disclosed in the Schedule of Investments. The total value of securities loaned and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Non-cash collateral consists of U.S. Treasury securities and is not disclosed on the Statements of Assets and Liabilities as its held by the lending agent on behalf of the Funds, and the Funds do not have the ability to sell, reinvest or pledge those securities. Income earned by the Funds from securities lending is disclosed in the Statements of Operations.

32

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds are contractually indemnified with the securities lending agent. Furthermore, the Funds require the value of the securities loaned to be computed daily at the close of the market and additional collateral be furnished, if required.
As of October 31, 2024, the market value of the securities loaned and the related cash and non-cash collateral received for securities lending were as follows:

Funds	Market Value of Securities Loaned	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Direxion HCM Tactical Enhanced US ETF	$1,042,525	$—	$1,064,115	$1,064,115
Direxion NASDAQ-100® Equal Weighted Index Shares	51,826,441	10,560,912	42,448,148	53,009,060
Direxion Work From Home ETF	13,628	16,224	—	16,224

i) Federal Income Taxes – Each Fund intends to make the requisite distributions of income and capital gains to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company. Therefore, no provision for U.S. Federal income tax has been made by the Funds.
The Funds may be subject to a nondeductible 4% U.S. excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. No Funds paid this excise tax during the year ended October 31, 2024.
j) Income and Expenses – Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date.
The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective average daily net assets. Expenses are charged to the Funds daily. Expenses are computed based on each Fund’s respective average daily net assets. For additional discussion on expenses, refer to Note 6.
k) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.
l) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon the occurrence of specified events. The Funds’ maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.
m) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

33

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
3. INCOME TAX AND DISTRIBUTION INFORMATION
The tax character of distributions paid during the periods ended October 31, 2024 and October 31, 2023 are presented in the following table. The tax character of distributions to shareholders made during the periods may differ from their ultimate characterization for U.S. Federal income tax purposes.

	Year Ended October 31, 2024			Year/Period Ended October 31, 2023
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$10,293,949	$ —	$205,247	$16,320,544	$ —	$351,964
Direxion HCM Tactical Enhanced US ETF[1]	2,714,750	—	—	422,676	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	10,435,457	—	—	5,738,780	—	—
Direxion Work From Home ETF	317,678	—	—	89,807	—	—

[1]	Commenced operations June 22, 2023.
At October 31, 2024, the components of accumulated earnings/(losses) on a tax-basis were as follows:

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gain	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$3,521,472	$ —	$ —	$(2,808)	$3,518,664
Direxion HCM Tactical Enhanced US ETF	55,640,048	9,039,374	—	—	64,679,422
Direxion NASDAQ-100® Equal Weighted Index Shares	(43,120,434)	127,849	—	(49,997,934)	(92,990,519)
Direxion Work From Home ETF	(1,556,780)	21,516	—	(14,580,214)	(16,115,478)

[1]	Other Accumulated Earnings (Losses) consist of capital loss carryover and organizational costs.
At October 31, 2024, the aggregate gross unrealized appreciation and depreciation of investments for U.S. Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$265,689,757	$3,521,472	$ —	$3,521,472
Direxion HCM Tactical Enhanced US ETF	361,875,635	79,846,234	(24,206,186)	55,640,048
Direxion NASDAQ-100® Equal Weighted Index Shares	1,331,871,384	69,746,768	(112,867,202)	(43,120,434)
Direxion Work From Home ETF	25,148,038	5,464,035	(7,020,815)	(1,556,780)

The difference between the book cost of investments and the tax cost of investments is primarily attributable to tax deferral of losses on wash sales and basis adjustments on investments in real estate investment trusts (“REITs”).

34

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for total distributable earnings and capital stock under GAAP and tax reporting:

Funds	Total Distributable Earnings (Loss)	Capital Stock
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$8,377,395	$(8,377,395)
Direxion HCM Tactical Enhanced US ETF	(23,158,890)	23,158,890
Direxion NASDAQ-100® Equal Weighted Index Shares	(145,098,265)	145,098,265
Direxion Work From Home ETF	(1,674,574)	1,674,574

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2024, the permanent differences primarily relate to tax treatment of redemptions in-kind, income earned from consolidated entities and the utilization of earnings and profits distributed to shareholders on redemption of shares.
In order to meet certain U.S. excise tax distribution requirements, each Fund is required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, these Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2024.
At October 31, 2024, no Funds deferred, on a tax basis, qualified late year losses.
Under current law, each Fund may carry forward net capital losses indefinitely to use to offset capital gains realized in future years and their character is retained as either short-term and/or long-term.
At October 31, 2024, for U.S. Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains:

Funds	Utilized in Current Year	Unlimited ST	Unlimited LT
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$—	$—
Direxion HCM Tactical Enhanced US ETF	563,301	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	—	15,813,852	34,184,082
Direxion Work From Home ETF	—	6,090,747	8,489,467

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability was required to be recorded resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of October 31, 2024, open U.S. Federal and state income tax years include the tax years ended October 31, 2021 through October 31, 2024. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

35

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
4. CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES
Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” The number of shares in a Creation Unit for each respective Fund is as follows:

Funds	Number of Shares per Creation Unit
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	50,000 shares
Direxion HCM Tactical Enhanced US ETF	25,000 shares
Direxion NASDAQ-100® Equal Weighted Index Shares	50,000 shares
Direxion Work From Home ETF	25,000 shares

Creation Units of the Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund include both cash and in-kind transactions and are disclosed in detail in the Statements of Changes in Net Assets.
Transaction fees are imposed to cover the costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is paid to the transfer agent and is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction and is paid to the Fund. Not all Funds will have a transaction fee associated with capital share activity for the year. Transaction fees received by each Fund are presented in the Capital Share Transaction section of the Statements of Changes in Net Assets and any amount receivable as of October 31, 2024 is included in Receivable for Fund shares sold on the Statement of Assets and Liabilities.
5. INVESTMENT TRANSACTIONS
The table below presents each Fund’s investment transactions during the year ended October 31, 2024. Purchases represent the aggregate purchases of investments excluding the cost of in-kind purchases, short-term investment purchases, swaps and futures contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments, swaps and futures contracts. Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$—	$—	$—
Direxion HCM Tactical Enhanced US ETF	579,491,149	426,386,307	107,217,270	2,810,307
Direxion NASDAQ-100® Equal Weighted Index Shares	391,606,413	391,415,902	1,402,190,065	1,120,137,098
Direxion Work From Home ETF	8,931,488	8,945,732	—	11,081,235

There were no purchases or sales of long-term U.S. Government securities in the Funds during the year ended October 31, 2024.

36

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
6. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Under an Investment Advisory Agreement between each Adviser and the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser an investment advisory fees at an annual rate based on its average daily net assets. These rates are as follows:

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	0.50%
Direxion HCM Tactical Enhanced US ETF	1.05%
Direxion NASDAQ-100® Equal Weighted Index Shares	0.30%
Direxion Work From Home ETF	0.40%

Additionally, the Trust has entered into a Management Services Agreement with Rafferty. Under the Management Services Agreement, the Trust pays Rafferty management service fees of 0.026% on the first $10,000,000,000 of the Trust’s daily net assets and 0.024% on assets in excess of $10,000,000,000. This fee compensates Rafferty for performing certain management, administration and compliance functions related to the Trust.
The below Funds have entered into an Operating Services Agreement.  Under the Operating Services Agreement, Rafferty will pay all the expenses (with certain exceptions such as management fees, Rule 12b-1 fees and swap financing and related costs) of the Funds in exchange for a fee calculated based on the following rates multiplied by the respective average daily net assets of each Fund.

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	0.20%
Direxion NASDAQ-100® Equal Weighted Index Shares	0.05%
Direxion Work From Home ETF	0.05%

The Adviser and Subadviser have entered into a sub-advisory agreement effective through September 1, 2025. Under the sub-advisory agreement, the Adviser pays the Subadviser out of its investment advisory fees.
The Direxion HCM Tactical Enhanced US ETF is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or reimburse the Fund’s operating expenses to the extent that they exceed 1.15% multiplied by the Fund’s average daily net assets at least until September 1, 2025. Any expense waiver is subject to recoupment by the Adviser, as applicable, within the following three years if overall expenses fall below these percentage limitations.
The table below presents amounts that the Adviser recouped, reimbursed and the amounts available for potential recoupment by the Adviser.

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:			Total Potential Recoupment Amount
			October 31, 2025	October 31, 2026	October 31, 2027
Direxion HCM Tactical Enhanced US ETF	$28,877	$ —	$ —	$455,339	$ —	$455,339

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement and waiver of any expenses as of October 31, 2024, is presented on the Statement of Assets and Liabilities as Due from (to) Adviser, net.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to charge an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees were charged by any Fund.

37

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
7. FAIR VALUE MEASUREMENTS
The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:
Level 1 –
Quoted prices in active markets for identical securities
Level 2 –
Evaluated price based on other significant observable inputs (including quoted prices for similar securities, in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ investments at October 31, 2024:

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Common Stocks	Short Term Investments	Futures Contracts*	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$265,689,757	$3,521,472	$—	$—
Direxion HCM Tactical Enhanced US ETF	311,029,355	90,916,628	—	16,635,301	(1,065,601)
Direxion NASDAQ-100® Equal Weighted Index Shares	1,277,411,794	11,339,156	—	—	—
Direxion Work From Home ETF	23,514,952	76,306	—	—	—

For further detail on each asset class, see each Fund’s Schedule of Investments.
*	Futures contracts and total return swap contracts are valued at the unrealized appreciation/(depreciation).
The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.
There were no Level 3 securities held by the Funds or any transfers between levels during the year ended October 31, 2024.
8. VALUATION OF DERIVATIVE INSTRUMENTS
The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

38

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of October 31, 2024, certain Funds were invested in futures contracts. At October 31, 2024, the fair values of derivative instruments, by primary risk, were as follows:
Swap Contracts

	Asset Derivatives[1]
Fund	Equity Risk	Total
Direxion HCM Tactical Enhanced US ETF	$16,635,301	$16,635,301

Futures Contracts*

Fund	Commodity Risk	Total
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$3,521,472	$3,521,472

Swap Contracts

	Liability Derivatives[2]
Fund	Equity Risk	Total
Direxion HCM Tactical Enhanced US ETF	$1,065,601	$1,065,601

[1]	Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.
[2]	Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.
*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported in the Statements of Assets and Liabilities.
Transactions in derivative instruments during the period ended October 31, 2024, by primary risk, were as follows:

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Funds		Equity Risk	Commodity Risk	Equity Risk	Commodity Risk
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Futures Contracts	$—	$(9,712,531)	$—	$6,426,668
Direxion HCM Tactical Enhanced US ETF	Swap Contracts	32,350,747	—	15,569,700	—

[1]	Statements of Operations location: Net realized gain (loss) on swap and futures contracts.
[2]	Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap and futures contracts.
For the year ended October 31, 2024, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Futures Contracts	Long Total Return Swap Contracts
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$128,648,557	$—
Direxion HCM Tactical Enhanced US ETF	—	258,924,328

The Funds utilize this volume of derivatives in order to meet the investment objectives of each respective Fund.

39

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
9. PRINCIPAL RISKS
Below are some of the principal risks of investing in the Funds. Please refer to the Funds’ prospectus for a full discussion.
Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds’ counterparties are generally required to post collateral to the Funds to the extent of the Funds’ daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Sector Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.
Daily Index Correlation/Tracking Risk – A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.
Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions.
In addition, the Fund’s investments in derivatives are subject to the following risks:
• Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index. Swaps are subject to counterparty, valuation and leveraging risks.
• Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. Futures contracts are subject to liquidity risks; there may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Exchanges may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its leveraged investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund’s volatility. Futures contracts are also subject to leverage risk.

40

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.
10. SUBSEQUENT EVENTS
Management has performed an evaluation of subsequent events through the date of the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.
On December 11, 2024, certain Funds declared capital gain distributions with an ex-date of December 12, 2024 and payable date of December 19, 2024. The specific Funds and per share amounts of the distributions are listed below.

Funds	Per Share Short Term Capital Gain Distribution
Direxion HCM Tactical Enhanced US ETF	$0.75067

On December 20, 2024, certain Funds declared income distributions with an ex-date of December 23, 2024 and payable date of December 31, 2024. The specific Funds and per share amounts of the distributions are listed below.

Funds	Per Share Income Distribution
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$0.15928
Direxion HCM Tactical Enhanced US ETF	0.06455
Direxion NASDAQ-100® Equal Weighted Index Shares	0.24019
Direxion Work From Home ETF	0.0623

41

Report of Independent Registered Public Accounting Firm
To the Shareholders of Direxion Auspice Broad Commodity Strategy ETF (Consolidated), Direxion HCM Tactical Enhanced US ETF, Direxion NASDAQ-100® Equal Weighted Index Shares, Direxion Work From Home ETF and the Board of Trustees of Direxion Shares ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Direxion Auspice Broad Commodity Strategy ETF (Consolidated), Direxion HCM Tactical Enhanced US ETF, Direxion NASDAQ-100® Equal Weighted Index Shares, and Direxion Work From Home ETF (collectively referred to as the “Funds”) (four of the funds constituting Direxion Shares ETF Trust (the “Trust”)), including the schedules of investments, as of October 31, 2024, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (four of the funds constituting Direxion Shares ETF Trust) at October 31, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual Fund Constituting the Direxion Shares ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Direxion Auspice Broad Commodity Strategy ETF (Consolidated) Direxion NASDAQ-100® Equal Weighted Index Shares	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the five years in the period ended October 31, 2024
Direxion Work From Home ETF	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the four years in the period ended October 31, 2024 and the period from June 25, 2020 (commencement of operations) through October 31, 2020
Direxion HCM Tactical Enhanced US ETF	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024 and the period from June 22, 2023 (commencement of operations) through October 31, 2023	For each of the two years in the period ended October 31, 2024 and the period from June 22, 2023 (commencement of operations) through October 31, 2023

Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

42

Report of Independent Registered Public Accounting Firm(Continued)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Direxion investment companies since 2001.
Minneapolis, Minnesota
December 23, 2024

43

BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)
Investment Advisory Agreement Approval
Consistent with the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Trustees (the “Board”) of the Direxion Shares ETF Trust (the “ETF Trust”) annually considers the renewal of the Investment Advisory Agreement (the “Agreement”) between Rafferty Asset Management, LLC (the “Adviser”) and the ETF Trust, on behalf of the Direxion Auspice Broad Commodity Strategy ETF, along with its wholly owned subsidiary, the Direxion BCS Fund, Ltd., Direxion NASDAQ-100® Equal Weighted Index Shares and the Direxion Work From Home ETF, each a series of the ETF Trust. The Agreement is initially approved for each series for a two-year period and must be renewed yearly thereafter to remain in effect. Each series of the ETF Trust is referred to herein as a “Fund” and collectively as the “Funds.”
At a meeting held on August 22, 2024, the Board, including those members of the Board (“Trustees”) who are not “interested persons” of the ETF Trust, as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the renewal of the Agreement on behalf of the Funds. The Independent Trustees had previously considered information pertaining to the renewal of the Agreement outside the presence of the Adviser’s representatives and Fund management in executive sessions held on August 8, 2024 and August 22, 2024. The Board, including the Independent Trustees, determined that the terms of the Agreement for each Fund were fair and reasonable and that the renewal of the Agreement would be in the best interests of each Fund’s shareholders.
In considering whether to renew the Agreement, the Board requested, and the Adviser provided, information that the Board and Adviser believed to be reasonably necessary to evaluate the Agreement. Among other information, the Board obtained and reviewed the following:
•	Information regarding the advisory services provided by the Adviser to each Fund;
•	Information regarding the professional qualifications of the Adviser’s management team and those employees primarily responsible for providing services to the Funds;
•	Information regarding each Fund’s contractual advisory fee rate for the prior fiscal year;
•
Information regarding advisory fees earned and waivers made by the Adviser in connection with providing services to each Fund for the two prior fiscal years and fiscal year to date or since inception, if shorter;

•
Information regarding the services provided by and the fees paid to the Adviser under the Management Services Agreement for the prior year as separate and distinct from the fees paid and the services provided under the Agreement;

•	Fund performance information, including in terms of tracking error relative to the underlying index on a statistical and model basis;
•	Comparative industry fee data, including peer group comparisons;
•	Information regarding the costs investors would incur if they sought to implement independently the Funds’ strategies within their personal portfolios;
•	The Adviser’s Form ADV; and
•
Information regarding the consolidated financial condition and profitability of the Adviser, including how economies of scale are shared with the Funds through reimbursements and waivers, including breakpoints.

The Board considered that they had also received information relevant to their annual review of the Agreement since each Fund’s inception and, most recently, throughout the past year at executive sessions and regular Board meetings in connection with their routine oversight of the Funds. In this regard, the Trustees noted that they receive at least quarterly reports on the Funds’ performance and including information bearing on the Adviser’s and Funds’ regulatory compliance. In addition, the Board received a memorandum from counsel regarding its responsibilities with respect to the approval of the Agreement and participated in a question-and-answer-session with representatives of the Adviser. The Board carefully evaluated the relevant information, and the Independent Trustees were advised by independent legal counsel with respect to their deliberations.
For each Fund, the Board considered, among other matters, the following factors to the extent applicable: (1) the nature, extent, and quality of the services provided by the Adviser; (2) the investment performance; (3) the profitability of the Fund and the advisory business to the Adviser; (4) the extent to which economies of scale might be realized as the

44

BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)(Continued)
Fund grows and to which the advisory fee rate reflects any economies of scale for the benefit of the Fund’s shareholders; (5) how the Agreement compares in terms of services and fees with contracts entered into by the Adviser’s competitors with Peer Funds (as defined below); and (6) other benefits derived or anticipated to be derived by the Adviser from its relationship with the Fund. The Board did not identify any particular information that was determinative to its approval of the Agreement, and each Trustee may have afforded different weight to different factors.
Nature, Extent and Quality of Services Provided. The Board reviewed, among other matters, the Adviser’s business, assets under management, financial resources and capitalization, quality and quantity of personnel, investment and related experience, the variety and complexity of its investment strategies, brokerage practices, the adequacy of its risk and compliance systems and processes, and its reinvestment in each of these areas of the business. The Board reviewed the scope of services provided, and to be provided, by the Adviser under the Agreement and noted there would be no significant differences between the scope of services provided by the Adviser in the past year and those to be provided in the upcoming year. The Board considered the Adviser’s representation to the Board that it would continue to provide services that are of materially the same quality as the services that have been provided to the Funds in the past, and it considered whether those services remain appropriate in scope and extent in light of the Funds’ operations and the competitive and regulatory landscape.
The Board focused on the quality of the Adviser’s personnel, operations, systems and processes required to manage the Funds effectively, noting that such personnel, systems and processes have been consistently enhanced over time and may not be present at other investment advisers. The Board considered, as applicable: (1) the Adviser’s success in achieving each Fund’s investment objective; (2) differences between managing leveraged and non-leveraged portfolios, which include developing index optimization, representative sampling and tax-conscious investment strategies as well as specialized agreements and skills for trading and monitoring complex financial instruments; (3) information regarding the Adviser’s management, including risk management, of derivatives trading activities on behalf of the Funds, including the selection of swap counterparties and the negotiation of favorable swap contract terms; (4) the Adviser’s ability to manage the Funds in a tax efficient manner; (4) the Adviser’s adherence to its and the Funds’ compliance policies and procedures; and (6) the size, professional experience and skills of the Adviser’s portfolio management staff and the Adviser’s ability to recruit, train and retain personnel with the relevant experience and expertise necessary to manage the Funds. The Board considered that the Adviser oversees all aspects of the operation of the Funds.
Comparison of Advisory Services and Fees. The Board considered the fairness and reasonableness of the investment advisory fee rate payable to the Adviser by each Fund in light of the investment advisory services provided by the Adviser. The Board further considered the fairness and reasonableness of the investment advisory fee rate payable to the Adviser by each Fund in light of fee rates paid by other investment companies offering strategies similar in nature to the Fund. In this regard, the Board reviewed information prepared by the Adviser, using data provided by Morningstar, Inc., to compare the Funds’ advisory fee rates and gross and net expense ratios with those of other exchange-traded funds (“ETFs”) that have a similar asset size, investment objective and, if applicable, industry focus (“Peer Group”). The Board noted that in past years an independent consultant (the “Consultant”) had reviewed the Adviser’s Peer Group selection methodology and each Fund’s resulting Peer Group and determined that the methodology was reasonable, well-documented, transparent, repeatable and well within industry standards. The Board noted the historic difficulty in compiling a broad and diverse Peer Group because, by design, each Fund is unique and, therefore, few (if any) fund complexes have funds with substantially similar investment objectives and operations.
The Board noted that the comparison reports included the contractual advisory fee rate and the net and gross expense ratios for each Fund and each fund in its Peer Group (“Peer Funds”). The Board considered that the Adviser had agreed to limit the total expenses of the Funds (subject to certain exclusions) for the next year by contractually agreeing to pay certain expenses of the Funds under a separate Operating Services Agreement.
Performance of the Funds. In evaluating the performance of the Funds, the Board considered the extent to which the Funds tracked their underlying index. To evaluate the Funds’ tracking of their underlying indices, the Trustees reviewed two measured of tracking error – namely, the correlation of each Fund’s returns to model returns for the periods ending June 30, 2024 and June 30, 2023 or since inception if a Fund did not have two full years of operations (“Tracking Difference”), and the standard deviation of daily Tracking Differences (“Statistical Tracking Error”). They also reviewed a tracking analysis provided by the Adviser. The Board also considered the total return of each Fund for the one-year period ended June 30, 2024, or since inception, if shorter. The Board considered reports provided to it in anticipation of the August 8 executive session and the August 22 executive session and meeting, as well as performance reports provided at regular Board meetings throughout the year. The Board noted that each Fund’s Tracking Difference

45

BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)(Continued)
was generally within expected ranges, particularly in light of higher interest rates, which contributed to larger Tracking Differences. The Board considered that, given the investment objectives of the Funds, the correlation of each such Fund’s performance with the model performance and/or Statistical Tracking Error may be regarded as more meaningful indicia of the quality of the Adviser’s management services than a Fund’s total return.
Costs of Services Provided to the Funds and Profits Realized by the Adviser. The Board reviewed information regarding the profitability of the Funds to the Adviser based on the fee rates payable under the Agreement. The Board considered the profitability of each Fund to the Adviser and the overall profitability of the Funds to the Adviser, as reflected in the Adviser’s profitability analysis. In reviewing these materials, the Board considered information provided by the Adviser concerning the methodology it used to allocate various expenses. The Board considered that the Consultant previously had reviewed the profitability information provided by the Adviser and concluded that the Adviser’s methodology for assessing and presenting its profitability annually is transparent and consistent year to year. The Board considered that the Consultant had characterized the materials requested by and provided to the Board as extensive, thoughtful and robust, and providing a reasonable basis for the Board’s deliberations. Against this background, the Board considered that, for the 2024 contract review process, the materials presented by the Adviser to the Board, including the Adviser’s methodology and presentation of profitability, were consistent with the materials evaluated by the Consultant.
In order to assess the reasonableness of the profitability of each Fund and the ETF Trust to the Adviser, the Board also considered significant drivers of cost for the Adviser, including, but not limited to, its acceptance of entrepreneurial risk; its expenditure of intellectual capital; its dedication of personnel resources to portfolio management activities, such as creation and redemption activity; regulatory compliance; and risk mitigation. The Board also reviewed a report provided by the Adviser on the profitability of publicly-held financial services firms with material asset management businesses. In weighing this information, which was compiled by the Adviser using SEC filings and other publicly available documents, the Board considered that, according to the Consultant, the profitability of closely held advisers, such as the Adviser, can vary significantly from the profitability of diversified financial services companies, such as those included in the Adviser’s materials for several reasons. For example, to the extent such information is even available, it is often affected by numerous factors, including the nature of a firm’s investor and fund shareholder base, the structure of the adviser and its tax status, the types of funds it manages, its business mix, assumptions regarding allocations and the reporting of operating profits and net income (net rather than gross of distribution and marketing expenses). For these reasons, the Board recognized that it is difficult to assess the reasonableness of the Adviser’s profitability by comparing it to the profitability of publicly reporting investment advisory firms. Further, the Board considered that the assets under management (“AUM”) in the Funds and the Adviser’s annual profitability may be more variable than the AUM and profitability of other advisers given the tactical nature of the strategies pursued by most of the Funds and that other advisers may have more diversified financial services business lines.
Economies of Scale. The Board considered the Adviser’s advisory fee schedule for each Fund as set forth in the Agreement. The Board considered the asset levels of the Funds and the fact that the size of the Funds is relatively low and assets may fluctuate significantly, and that these facts make economies of scale elusive. The Board considered that a report that examined the Adviser’s approach to sharing economies of scale with the Funds had previously been provided by the Consultant and that the report indicated that breakpoints are not ubiquitous in the fund industry, particularly among ETFs. The Board further considered that, according to the report, many funds (including ETFs) that do have breakpoints in their advisory fee schedules do not achieve sufficient asset levels for the breakpoints to actually reduce the advisory fees charged.
Other Benefits. The Board considered indirect and “fall-out” benefits that the Adviser or its affiliates may derive from their relationship to the Funds. In this regard, the Board noted that the Funds pay a fee to the Adviser under the Management Services Agreement and such payment is a fall-out benefit. Another benefit to the Adviser of the Funds is the Adviser’s ability to leverage its investment management personnel or infrastructure to manage other accounts.
Conclusion. Based on, but not limited to, the above considerations, the Board, including the Independent Trustees, determined that the Agreement for the Funds was fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Adviser’s expenses and profitability, the ability of various Funds to share in potential economies of scale, and such other matters as the Board considered relevant in the exercise of its business judgment. Accordingly, the Board concluded that the continuation of the Agreement was in the best interests of the Funds and their shareholders. On this basis, the Board voted in favor of the renewal of the Agreement with respect to each Fund.

46

BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)(Continued)
Investment Advisory and Subadvisory Agreements Approvals
Consistent with the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Trustees (the “Board”) of the Direxion Shares ETF Trust (the “ ETF Trust”) annually considers the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between Rafferty Asset Management, LLC (the “Adviser”) and the Trust and the Subadvisory Agreement between the Adviser and Howard Capital Management, Inc. (the “Subadviser”) (the “Subadvisory Agreement” and collectively with the Advisory Agreement, the “Agreements”) on behalf of the Direxion HCM Tactical Enhanced US ETF (the “Fund”), a series of the Trust.
At a meeting held on August 22, 2024, the Board, including those members of the Board (“Trustees”) who are not “interested persons” of the ETF Trust, as defined in the 1940 Act (the “Independent Trustees”), approved the renewal of the Advisory Agreement between the ETF Trust and the Adviser and the Subadvisory Agreement between the Adviser and Subadviser, on behalf of the Fund. The Independent Trustees had previously considered information pertaining to the renewal of the Agreements outside the presence of representatives of the Adviser, Subadviser and Fund management in executive sessions held on August 8, 2024 and August 22, 2024. The Board, including the Independent Trustees, determined that the terms of the Agreements for the Fund were fair and reasonable and that the renewal of the Agreements would be in the best interests of the Fund’s shareholders.
In considering whether to renew the Agreements, the Board requested, and the Adviser and Subadviser provided, information that the Board, Adviser, and Subadviser reasonably believed to be necessary to evaluate the Agreements. Among other information, the Board obtained and reviewed the following:
•	Information regarding the advisory services provided by the Adviser and Subadviser to the Fund;
•
The Fund’s investment objective, which requires rebalancing the Fund’s net assets as frequently as daily and utilizing complex financial instruments that are not typical of traditional index-tracking exchange-traded funds (“ETFs”);

•
The level of attention and services required by the Adviser and Subadviser due to the investment objective and principal investment strategies, which can result in frequent and large trading activity on behalf of the Fund;

•	Information about the professional qualifications of the Adviser’s and Subadviser’s management team and of those employees primarily responsible for providing investment advisory services to the Fund;
•	Information regarding the Fund’s contractual advisory fee rate for the prior year, including the contractual fee cap imposed under the Operating Expense Limitation Agreement;
•
Information regarding advisory fees earned and waivers made by the Adviser in connection with providing services to the Fund for the two prior fiscal years and fiscal year to date or since inception, if shorter;

•
Information regarding the services provided by and the fees paid to the Adviser under the Management Services Agreement for the prior year as separate and distinct from the fees paid and the services provided under the Advisory Agreement;

•	Fund performance information, including relative to a benchmark index;
•	Industry fee and performance data, including for a comparable group of funds having a similar asset size, investment objective and principal strategy (“Peer Group,” and each such fund a “Peer Fund”);
•	The Adviser’s and Subadviser’s Form ADVs;
•	Information regarding the consolidated financial condition and profitability of both the Adviser and Subadviser;
•
Assessments from prior years by an independent consultant (the “Consultant”) of the appropriateness of the Adviser’s methodology for calculating profitability and presenting profitability metrics, and considerations related to the evaluation of industry profit margins; and

•	Information regarding how the Adviser monitors the Subadviser’s and Fund’s compliance with regulatory requirements and ETF Trust policies and procedures.
The Board considered that it had also received information relevant to its consideration since the Fund’s inception and, most recently, throughout the past year at executive sessions and regular Board meetings in connection with its

47

BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)(Continued)
routine oversight of the Fund. In this regard, the Trustees noted that they receive at least quarterly reports on the Fund’s performance and information bearing on the Adviser’s, Subadviser’s and Fund’s regulatory compliance. The Board received a memorandum from counsel regarding the responsibilities of the Board with respect to the approval of the Agreements and participated in a question-and-answer session with representatives of the Adviser. The Board considered the Subadviser’s annual presentation to the Board, at which the Trustees meet with the Subadviser’s principal and portfolio manager. The Board carefully evaluated the relevant information, and the Independent Trustees were advised by independent legal counsel with respect to their deliberations.
The Board considered, among others, the following factors to the extent applicable: (1) the nature, extent, and quality of the services provided by the Adviser and Subadviser; (2) the investment performance of the Fund; (3) the profitability of the advisory business to the Adviser, and the profitability of the Fund to the Subadviser; (4) the extent to which economies of scale might be realized as the Fund grows and to which the advisory and subadvisory fee rates reflect these economies of scale for the benefit of the Fund’s shareholders; (5) how the Agreements compare in terms of services and fees with contracts entered into by the Adviser’s competitors with Peer Funds (as defined below), and by the Subadviser with other clients (such as other institutional investors), if any; and (6) other benefits derived or anticipated to be derived and identified by each of the Adviser and Subadviser from its relationship with the Fund. The Board did not identify any particular information that was determinative to its approval of the Agreements, and each Trustee may have afforded different weight to the various factors.
Nature, Extent and Quality of Services Provided. The Board reviewed, among other things, the Adviser’s and the Subadviser’s business, assets under management, financial resources and capitalization. The Board also considered the experience, quality and quantity of personnel, the complexity of the Fund’s investment strategy, relevant brokerage practices, and the adequacy of the Adviser’s and Subadviser’s risk and compliance systems and processes, noting the enhancements consistently made to the Adviser’s systems and processes over time.
The Board reviewed the scope of services provided by the Adviser and Subadviser under the Agreements and noted that there would be no significant differences between the scope of services provided by the Adviser and the Subadviser in the past year and those to be provided in the upcoming year. The Board also considered the Adviser’s and Subadviser’s representations that they would continue to provide services that are of materially the same quality as the services that have been provided to the Fund in the past. The Board considered whether those services remain appropriate in scope and extent in light of the Fund’s operations and the competitive and regulatory landscape.
In reviewing the quality of the Adviser’s and Subadviser’s services, the Board considered: (1) the Adviser’s and Subadviser’s success in achieving the Fund’s investment objective; (2) information regarding the Adviser’s management, including risk management, of securities and derivatives trading activities on behalf of the Fund, including the selection of swap counterparties and the negotiation of favorable swap contract terms; (3) the Adviser’s ability to manage the Fund in a tax efficient manner; (4) the Adviser’s and Subadviser’s adherence to their respective compliance policies and procedures and to the Fund’s compliance policies and procedures; (5) the size and experience of the compliance and portfolio management staff of the Adviser and Subadviser; (6) the portfolio managers’ credentials and expertise specific to the Fund’s investment objective and strategies; and (7) the Adviser’s and Subadviser’s ability to recruit, train and retain personnel with the relevant experience to manage the Fund.
In considering the nature, extent and quality of the services to be provided under the Subadvisory Agreement by the Subadviser, the Board noted that such services include, but are not limited to, the following: (1) providing the Adviser with the relevant trading signals consistent with the Fund’s investment strategy; (2) adhering to the Fund’s compliance policies and procedures; and (3) maintaining the required books and records related to the Fund.
The Board considered that the Adviser oversees the operation of the Fund, including the Subadviser. With regard to compliance services in particular, the Board noted that it annually considers each of the Adviser’s and Subadviser’s compliance programs as it pertains to the Fund. In addition, the Board noted that the Adviser conducts quarterly compliance reviews of the Subadviser, has frequent contact with the Subadviser, and monitors daily the Fund’s holdings.
Comparison of Advisory Services and Fees. The Board considered the fairness and reasonableness of the investment advisory fee rate payable to the Adviser by the Fund and the subadvisory fee rate payable to the Subadviser by the Adviser in light of the investment advisory services provided by them. The Board reviewed information prepared by the Adviser, using data provided by Morningstar, Inc., to compare the Fund’s gross and net advisory fees, expense cap, and gross and net expense ratios with those of Peer Funds. The Board considered that in past years the Consultant

48

BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)(Continued)
had reviewed the Adviser’s Peer Group selection methodology and the Fund’s resulting Peer Group, and determined that the methodology was reasonable, well-documented, transparent, repeatable and well within industry standards. The Board also considered that the Adviser had agreed to limit the total expenses of the Fund (subject to certain exclusions) for the next year by contractually agreeing to cap certain expenses of the Fund under an Operating Expense Limitation Agreement, and that currently the Fund was operating above the expense cap and realizing the benefit of waivers and/or reimbursements by the Adviser. Additionally, the Board considered that the Subadviser had agreed to breakpoints in its subadvisory fee rate schedule at various average daily net asset levels for the Fund under the Subadvisory Agreement.
Performance of the Fund. The Board considered the performance information for the Fund and compared it to the returns of funds included in the Peer Group. The Board considered performance reports received in anticipation of the meeting, as well as performance reports provided at regular Board meetings throughout the year. The Board evaluated the performance of the Fund relative to: (1) returns of its benchmark index for the year-to-date, one-year and since inception periods ended June 30, 2024; and (2) returns of the Peer Group for the year-to-date, one-year and since inception periods ended June 30, 2024. The Board noted the Fund’s outperformance relative to the benchmark for the one-year and since inception periods, but also noted some short-term underperformance relative to the several of the Funds in the Peer Group. The Board noted that several of the Funds in the Peer Group were used to evaluate both performance and the advisory fees paid by the Fund.
Costs of Services Provided to the Fund and Profits Realized by the Adviser and Subadviser. The Board reviewed information about the profitability of the Fund to the Adviser and Subadviser based on the fee rates payable under the Agreements. The Board considered information regarding the Adviser’s and Subadviser’s profit margins as reflected in profitability analyses, as well as information provided by the Adviser concerning the methodology used to allocate various expenses. The Board considered that the Consultant had previously reviewed the profitability information provided by the Adviser and concluded that the Adviser’s methodology for assessing and presenting profitability annually is transparent and consistent year to year. The Board considered that the Consultant had characterized the materials requested by and provided to the Board as extensive, thoughtful and robust, and providing a reasonable basis for the Board’s deliberations. Against this background, the Board considered that, for the 2024 contract review process, the materials presented by the Adviser to the Board, including the Adviser’s methodology and presentation of profitability, were consistent with the materials evaluated by the Consultant.
In order to assess the reasonableness of the profitability of the Fund to the Adviser, the Board considered the significant drivers of cost for the Adviser including, but not limited to, intellectual capital, regulatory compliance, and entrepreneurial risk. The Board considered a report provided by the Adviser on the profitability of publicly-held financial services firms with material asset management businesses. In weighing this information, which was compiled by the Adviser using SEC filings and other publicly available documents, the Board considered that, according to the Consultant, the profitability of closely held advisers, such as the Adviser, can vary significantly from the profitability of diversified financial services companies, such as those included in the Adviser’s materials, because many such firms are closely held and do not make such information publicly available. To the extent such information is available for publicly held investment advisers by virtue of their being required to disclose it in various SEC filings, the Board recognized that such reported information is affected by numerous factors that may be unique to the reporting adviser, including the nature of a reporting party’s investor and shareholder base, the structure of the particular adviser, the types of funds it manages, its business mix, assumptions regarding allocations and the reporting of operating profits and net income (net rather than gross income) net of distribution and marketing expenses. For these reasons, the Board recognized that it is difficult to assess the reasonableness of the Subadviser’s and Adviser’s profitability by comparing each to the profitability of publicly reporting investment advisory firms.
Economies of Scale. The Board considered the Adviser’s advisory fee schedule for the Fund as set forth in the Advisory Agreement, and the Subadvisory’s subadvisory fee schedule for the Fund as set forth in the Subadvisory Agreement. The Board noted the absence of breakpoints in the Advisory Agreement fee schedule, but recognized the inclusion of breakpoints in the Subadviser’s subadvisory fee schedule. The Board considered the extent to which economies of scale or other efficiencies may result from increases in the Fund’s net assets and be shared with Fund shareholders. The Board considered a report previously provided by the Consultant indicating that breakpoints are not common in the ETF industry and that many funds (including ETFs) that do have breakpoints in their advisory fee schedules do not achieve sufficient asset levels for the breakpoints to actually reduce the advisory fee rates. In light of the relatively small size of the Fund, the Board considered management’s representation that the Fund has not yet

49

BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)(Continued)
achieved a sufficient asset level to realize an economy of scale. The Board concluded that it would be appropriate to continue to monitor fees and expenses as the Fund grows in size and assess whether fee breakpoints in the Advisory Agreement fee schedule may be warranted.
Other Benefits. The Board considered any indirect or “fall-out” benefits that the Adviser or its affiliates may derive from their relationship to the Fund. In this regard, the Board noted that the Fund pays a fee to the Adviser under the Management Services Agreement and such payment is a fall-out benefit. Other benefits to the Adviser include that the Adviser’ may leverage its personnel and infrastructure to manage other accounts and may leverage its relationships in the financial services industry, which are a function of its activities on behalf of the Fund, to build relationships in the industry for itself and its affiliates, which may benefit business lines that are not related to the Fund. In addition, the Board considered that the Subadviser benefits from increased recognition in the marketplace due to the co-branded Fund and may also build relationships in the industry for itself and its affiliates, which may benefit business lines that are not related to the Fund.
Conclusion. Based on, but not limited to, the above considerations, the Board, including the Independent Trustees, determined that the Agreements for the Fund were fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rate to be paid, the Adviser’s and Subadviser’s expenses and profitability, and such other matters as the Board considered relevant in the exercise of its business judgment. Accordingly, the Board concluded that the continuation of the Agreements was in the best interests of the Fund and its shareholders. On this basis, the Board voted in favor of the renewal of the Agreements.

50

SUPPLEMENTAL INFORMATION (Unaudited)
Federal Tax Status of Dividends Declared during the Tax Year
For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction (“DRD”), the individual qualified dividend rate (“QDI”), the qualified interest income rate (“QII”), and the qualified short-term gain rate (“QSTG”) is presented below.

Funds	DRD	QDI	QII	QSTG
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	0.00%	0.00%	0.00%	0.00%
Direxion HCM Tactical Enhanced ETF	16.64%	16.64%	0.00%	0.00%
Direxion NASDAQ-100® Equal Weighted Index Shares	100.00%	100.00%	0.00%	0.00%
Direxion Work From Home ETF	90.23%	90.23%	0.00%	0.00%

The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended October 31, 2024. To the extent necessary to fully distribute such capital gain, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

51

Direxion Daily S&P 500® Bear 1X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 107.9%
	Money Market Funds — 107.9%
141,757,974	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$141,757,974
17,257,652	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(a)	17,257,652
	TOTAL SHORT TERM INVESTMENTS (Cost $159,015,626)(b)	$159,015,626
	TOTAL INVESTMENTS (Cost $159,015,626) — 107.9%	$159,015,626
	Liabilities in Excess of Other Assets — (7.9)%	(11,707,717)
	TOTAL NET ASSETS — 100.0%	$147,307,909

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $35,378,651.
Short Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.2200% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	UBS Securities LLC	12/17/2024	11,364	$54,439,790	$(8,551,167)
5.3900% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Barclays	12/23/2024	14,455	82,919,394	756,589
					$ 137,359,184	$(7,794,578)

The accompanying notes are an integral part of these financial statements.

1

Direxion Daily AAPL Bear 1X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 100.1%
	Money Market Funds — 100.1%
17,517,562	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$ 17,517,562
1,542,857	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(a)	1,542,857
190,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(a)	190,000
6,282,465	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	6,282,465
	TOTAL SHORT TERM INVESTMENTS (Cost $25,532,884)(b)	$25,532,884
	TOTAL INVESTMENTS (Cost $25,532,884) — 100.1%	$ 25,532,884
	Liabilities in Excess of Other Assets — (0.1)%	(34,986)
	TOTAL NET ASSETS — 100.0%	$25,497,898

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,392,434.
Short Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
3.3200% representing 1 month SOFR rate + spread	Total return of common shares of Apple, Inc.	BNP Paribas	12/4/2024	11,077	$2,495,917	$8,253
4.8200% representing 1 month SOFR rate + spread	Total return of common shares of Apple, Inc.	Goldman Sachs	12/10/2024	18,099	3,904,082	(115,066)
3.3200% representing 1 month SOFR rate + spread	Total return of common shares of Apple, Inc.	Bank of America Merrill Lynch	12/11/2024	41,461	9,262,214	(69,687)
2.8200% representing 1 month SOFR rate + spread	Total return of common shares of Apple, Inc.	Citibank N.A.	12/19/2024	39,508	8,921,512	43,873
5.3200% representing 1 month SOFR rate + spread	Total return of common shares of Apple, Inc.	Barclays	12/23/2024	2,723	624,320	10,777
					$ 25,208,045	$(121,850)

The accompanying notes are an integral part of these financial statements.

2

Direxion Daily AMZN Bear 1X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 99.6%
	Money Market Funds — 99.6%
2,586,074	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$2,586,074
1,533,218	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	1,533,218
	TOTAL SHORT TERM INVESTMENTS (Cost $4,119,292)(b)	$4,119,292
	TOTAL INVESTMENTS (Cost $4,119,292) — 99.6%	$4,119,292
	Other Assets in Excess of Liabilities — 0.4%	17,224
	TOTAL NET ASSETS — 100.0%	$4,136,516

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,533,218.
Short Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
4.8200% representing 1 month SOFR rate + spread	Total return of common shares of Amazon.com, Inc.	Goldman Sachs	12/10/2024	1	$199	$15
3.3200% representing 1 month SOFR rate + spread	Total return of common shares of Amazon.com, Inc.	Bank of America Merrill Lynch	12/11/2024	2,072	378,476	(6,815)
2.8200% representing 1 month SOFR rate + spread	Total return of common shares of Amazon.com, Inc.	Citibank N.A.	12/19/2024	20,119	3,755,963	17,411
					$ 4,134,638	$10,611

The accompanying notes are an integral part of these financial statements.

3

Direxion Daily AVGO Bear 1X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 91.7%
	Money Market Funds — 91.7%
1,844,142	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$1,844,142
250,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(a)	250,000
280,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(a)	280,000
130,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	130,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,504,142)(b)	$2,504,142
	TOTAL INVESTMENTS (Cost $2,504,142) — 91.7%	$2,504,142
	Other Assets in Excess of Liabilities — 8.3%	227,604
	TOTAL NET ASSETS — 100.0%	$2,731,746

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $660,000.
SHORT Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
6.3200% representing 1 month SOFR rate + spread	Total return of common shares of Broadcom Inc.	Barclays	12/23/2024	6,258	$1,149,810	$91,480
2.8200% representing 1 month SOFR rate + spread	Total return of common shares of Broadcom Inc.	Citibank N.A.	10/8/2025	2,862	532,190	47,229
4.8200% representing 1 month SOFR rate + spread	Total return of common shares of Broadcom Inc.	Goldman Sachs	11/12/2025	5,234	932,751	45,645
3.3200% representing 1 month SOFR rate + spread	Total return of common shares of Broadcom Inc.	Bank of America Merrill Lynch	11/24/2025	1,737	322,995	20,333
					$ 2,937,746	$204,687

The accompanying notes are an integral part of these financial statements.

4

Direxion Daily GOOGL Bear 1X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 107.8%
	Money Market Funds — 107.8%
12,603,578	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$2,603,578
509,307	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(a)	509,307
1,323,844	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	1,323,844
	TOTAL SHORT TERM INVESTMENTS (Cost $4,436,729)(b)	$4,436,729
	TOTAL INVESTMENTS (Cost $4,436,729) — 107.8%	$4,436,729
	Liabilities in Excess of Other Assets — (7.8)%	(320,494)
	TOTAL NET ASSETS — 100.0%	$4,116,235

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,833,151.
Short Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
4.8200% representing 1 month SOFR rate + spread	Total return of common shares of Alphabet, Inc.	Goldman Sachs	12/10/2024	6,068	$1,120,555	$98,946
3.3200% representing 1 month SOFR rate + spread	Total return of common shares of Alphabet, Inc.	Bank of America Merrill Lynch	12/11/2024	7,832	1,269,914	(57,260)
2.8200% representing 1 month SOFR rate + spread	Total return of common shares of Alphabet, Inc.	Citibank N.A.	12/19/2024	10,156	1,614,100	(117,066)
					$ 4,004,569	$(75,380)

The accompanying notes are an integral part of these financial statements.

5

Direxion Daily META Bear 1X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 102.9%
	Money Market Funds — 102.9%
4,137,858	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$4,137,858
540,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(a)	540,000
1,699,402	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	1,699,402
	TOTAL SHORT TERM INVESTMENTS (Cost $6,377,260)(b)	$6,377,260
	TOTAL INVESTMENTS (Cost $6,377,260) — 102.9%	$6,377,260
	Liabilities in Excess of Other Assets — (2.9)%	(179,362)
	TOTAL NET ASSETS — 100.0%	$6,197,898

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,239,402.
Short Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
3.3200% representing 1 month SOFR rate + spread	Total return of common shares of Meta Platforms, Inc.	Bank of America Merrill Lynch	12/11/2024	5,108	$2,749,232	$(134,230)
5.5700% representing 1 month SOFR rate + spread	Total return of common shares of Meta Platforms, Inc.	Barclays	12/23/2024	2,880	1,486,763	(119,906)
2.8200% representing 1 month SOFR rate + spread	Total return of common shares of Meta Platforms, Inc.	Citibank N.A.	9/25/2025	2,932	1,712,254	50,558
					$ 5,948,249	$(203,578)

The accompanying notes are an integral part of these financial statements.

6

Direxion Daily MSFT Bear 1X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 96.0%
	Money Market Funds — 96.0%
5,082,982	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$5,082,982
291,677	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(a)	291,677
2,192,908	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	2,192,908
	TOTAL SHORT TERM INVESTMENTS (Cost $7,567,567)(b)	$7,567,567
	TOTAL INVESTMENTS (Cost $7,567,567) — 96.0%	$7,567,567
	Other Assets in Excess of Liabilities — 4.0%	315,257
	TOTAL NET ASSETS — 100.0%	$7,882,824

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,484,585.
Short Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
4.8200% representing 1 month SOFR rate + spread	Total return of common shares of Microsoft Corp.	Goldman Sachs	12/10/2024	2,287	$988,236	$81,320
3.3200% representing 1 month SOFR rate + spread	Total return of common shares of Microsoft Corp.	Bank of America Merrill Lynch	12/11/2024	2,459	1,038,741	56,756
2.8200% representing 1 month SOFR rate + spread	Total return of common shares of Microsoft Corp.	Citi bank N.A.	12/19/2024	14,653	6,298,007	365,317
					$ 8,324,984	$503,393

The accompanying notes are an integral part of these financial statements.

7

Direxion Daily MU Bear 1X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 96.6%
	Money Market Funds — 96.6%
2,209,027	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$2,209,027
240,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	240,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,449,027)(b)	$2,449,027
	TOTAL INVESTMENTS (Cost $2,449,027) — 96.6%	$2,449,027
	Other Assets in Excess of Liabilities — 3.4%	85,558
	TOTAL NET ASSETS — 100.0%	$2,534,585

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $240,000.
SHORT Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
6.3200% representing 1 month SOFR rate + spread	Total return of Common shares of Micron Technology, Inc.	Barclays	12/23/2024	8,935	$931,618	$42,526
2.8200% representing 1 month SOFR rate + spread	Total return of Common shares of Micron Technology, Inc.	Citibank N.A.	10/8/2025	5,500	559,350	12,244
4.8200% representing 1 month SOFR rate + spread	Total return of Common shares of Micron Technology, Inc.	Goldman Sachs	11/12/2025	5,500	559,350	12,927
3.3200% representing 1 month SOFR rate + spread	Total return of Common shares of Micron Technology, Inc.	Bank of America Merrill Lynch	11/24/2025	5,500	559,350	12,415
					$ 2,609,668	$80,112

The accompanying notes are an integral part of these financial statements.

8

Direxion Daily NFLX Bear 1X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 102.1%
	Money Market Funds — 102.1%
3,000,613	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$3,000,613
480,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(a)	480,000
310,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(a)	310,000
962,377	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	962,377
	TOTAL SHORT TERM INVESTMENTS (Cost $4,752,990)(b)	$4,752,990
	TOTAL INVESTMENTS (Cost $4,752,990) — 102.1%	$4,752,990
	Liabilities in Excess of Other Assets — (2.1)%	(95,659)
	TOTAL NET ASSETS — 100.0%	$4,657,331

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,752,377.
SHORT Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized (Depreciation)
6.3200% representing 1 month SOFR rate + spread	Total return of Common shares of Netflix, Inc.	Barclays	12/23/2024	1,276	$949,755	$(11,760)
2.8200% representing 1 month SOFR rate + spread	Total return of Common shares of Netflix, Inc.	Citibank N.A.	10/6/2025	2,194	1,623,383	(33,327)
4.8200% representing 1 month SOFR rate + spread	Total return of Common shares of Netflix, Inc.	Goldman Sachs	11/4/2025	1,395	999,168	(52,127)
3.3200% representing 1 month SOFR rate + spread	Total return of Common shares of Netflix, Inc.	Bank of America Merrill Lynch	11/24/2025	1,295	963,376	(13,739)
					$ 4,535,682	$(110,953)

The accompanying notes are an integral part of these financial statements.

9

Direxion Daily NVDA Bear 1X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 100.3%
	Money Market Funds — 100.3%
20,172,635	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$20,172,635
4,867,258	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(a)	4,867,258
1,620,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(a)	1,620,000
3,075,484	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	3,075,484
	TOTAL SHORT TERM INVESTMENTS (Cost $29,735,377)(b)	$29,735,377
	TOTAL INVESTMENTS (Cost $29,735,377) — 100.3%	$29,735,377
	Liabilities in Excess of Other Assets — (0.3)%	(76,274)
	TOTAL NET ASSETS — 100.0%	$29,659,103

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,328,700.
Short Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
3.3200% representing 1 month SOFR rate + spread	Total return of common shares of NVIDIACorp.	BNP Paribas	12/5/2024	79,002	$10,763,187	$283,058
4.8200% representing 1 month SOFR rate + spread	Total return of common shares of NVIDIACorp.	Goldman Sachs	12/10/2024	71,684	9,307,455	(131,922)
3.3200% representing 1 month SOFR rate + spread	Total return of common shares of NVIDIACorp.	Bank of America Merrill Lynch	12/11/2024	28,868	2,865,691	(936,788)
2.8200% representing 1 month SOFR rate + spread	Total return of common shares of NVIDIACorp.	Citibank N.A.	12/19/2024	16,802	2,215,848	12,020
5.3200% representing 1 month SOFR rate + spread	Total return of common shares of NVIDIACorp.	Barclays	12/23/2024	27,050	3,309,943	(236,845)
					$ 28,462,124	$(1,010,477)

The accompanying notes are an integral part of these financial statements.

10

DIREXION DAILY TSLA BEAR 1X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 128.1%
	Money Market Funds — 128.1%
34,792,509	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$34,792,509
13,934,366	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(a)	13,934,366
7,651,999	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	7,651,999
	TOTAL SHORT TERM INVESTMENTS (Cost $56,378,874)(b)	$56,378,874
	TOTAL INVESTMENTS (Cost $56,378,874) — 128.1%	$56,378,874
	Liabilities in Excess of Other Assets — (28.1)%	(12,356,942)
	TOTAL NET ASSETS — 100.0%	$44,021,932

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $24,641,392.
Short Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
3.3200% representing 1 month SOFR rate + spread	Total return of common shares of Tesla, Inc.	BNP Paribas	12/4/2024	22,342	$5,633,250	$67,049
4.8200% representing 1 month SOFR rate + spread	Total return of common shares of Tesla, Inc.	Goldman Sachs	12/10/2024	82,861	20,651,977	90,497
3.3200% representing 1 month SOFR rate + spread	Total return of common shares of Tesla, Inc.	Bank of America Merrill Lynch	12/11/2024	24,875	6,221,235	125,436
2.8200% representing 1 month SOFR rate + spread	Total return of common shares of Tesla, Inc.	Citibank N.A.	12/19/2024	46,106	10,923,631	(408,620)
					$ 43,430,093	$(125,638)

The accompanying notes are an integral part of these financial statements.

11

Direxion Daily TSM Bear 1X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 99.6%
	Money Market Funds — 99.6%
2,727,737	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$2,727,737
870,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(a)	870,000
380,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	380,000
	TOTAL SHORT TERM INVESTMENTS (Cost $3,977,737)(b)	$3,977,737
	TOTAL INVESTMENTS (Cost $3,977,737) — 99.6%	$3,977,737
	Other Assets in Excess of Liabilities — 0.4%	15,531
	TOTAL NET ASSETS — 100.0%	$3,993,268

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,710,000.
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
3.3200% representing 1 month SOFR rate + spread	Total return of common shares of Taiwan Semiconductor Manufacturing Co Ltd	BNP Paribas	12/5/2024	4,323	$791,343	$(31,009)
2.8200% representing 1 month SOFR rate + spread	Total return of common shares of Taiwan Semiconductor Manufacturing Co Ltd	Citibank N.A.	10/6/2025	2,588	480,345	(12,187)
4.8200% representing 1 month SOFR rate + spread	Total return of common shares of Taiwan Semiconductor Manufacturing Co Ltd	Goldman Sachs	11/4/2025	10,047	2,009,051	97,816
3.3200% representing 1 month SOFR rate + spread	Total return of common shares of Taiwan Semiconductor Manufacturing Co Ltd	Bank of America Merrill Lynch	11/24/2025	4,000	712,540	(47,950)
					$ 3,993,279	$6,670

The accompanying notes are an integral part of these financial statements.

12

Direxion Daily Crypto Industry Bear 1X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 97.5%
	Money Market Funds — 97.5%
2,015,726	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$2,015,726
470,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(a)	470,000
41,421	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	41,421
	TOTAL SHORT TERM INVESTMENTS (Cost $2,527,147)(b)	$2,527,147
	TOTAL INVESTMENTS (Cost $2,527,147) — 97.5%	$2,527,147
	Other Assets in Excess of Liabilities — 2.5%	65,750
	TOTAL NET ASSETS — 100.0%	$2,592,897

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $511,421.
Short Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
5.5200% representing 1 month SOFR rate + spread	Total return of Solactive Distributed Ledger & Decentralized Payment Tech Index	Bank of America Merrill Lynch	12/11/2024	47	$184,164	$2,266
5.1700% representing 1 month SOFR rate + spread	Total return of Solactive Distributed Ledger & Decentralized Payment Tech Index	Barclays	12/23/2024	615	2,521,402	147,093
					$ 2,705,566	$149,359

The accompanying notes are an integral part of these financial statements.

13

Direxion Daily Magnificent 7 Bear 1X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 104.1%
	Money Market Funds — 104.1%
1,911,267	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$1,911,267
332,141	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(a)	332,141
309,824	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(a)	309,824
5	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	5
	TOTAL SHORT TERM INVESTMENTS (Cost $2,553,237)(b)	$2,553,237
	TOTAL INVESTMENTS (Cost $2,553,237) — 104.1%	$2,553,237
	Liabilities in Excess of Other Assets — (4.1)%	(100,372)
	TOTAL NET ASSETS — 100.0%	$2,452,865

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $641,971.
Short Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
5.2700% representing 1 month SOFR rate + spread	Total return of Indxx Magnificent 7 Index	Goldman Sachs	12/10/2024	132	$850,556	$(17,674)
5.4200% representing 1 month SOFR rate + spread	Total return of Indxx Magnificent 7 Index	Barclays	12/23/2024	239	1,481,277	(83,537)
					$ 2,331,833	$(101,211)

The accompanying notes are an integral part of these financial statements.

14

Direxion Daily AAPL Bull 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 20.9%
	Computer and Electronic Product Manufacturing — 20.9%
90,640	Apple, Inc.	$20,476,482
	TOTAL COMMON STOCKS (Cost $16,799,215)	$20,476,482
	SHORT TERM INVESTMENTS — 82.4%
29,811,497	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$29,811,497
20,268,387	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(a)	20,268,387
2,770,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(a)	2,770,000
27,957,197	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	27,957,197
	TOTAL SHORT TERM INVESTMENTS (Cost $80,807,081)	$80,807,081
	TOTAL INVESTMENTS (Cost $97,606,296) — 103.3%(b)	$101,283,563
	Liabilities in Excess of Other Assets — (3.3)%	(3,203,416)
	TOTAL NET ASSETS — 100.0%	$98,080,147

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $62,106,901.
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Apple, Inc.	6.8200% representing 1 month SOFR rate + spread	BNP Paribas	12/04/2024	96,576	$21,804,434	$(195,592)
Total return of common shares of Apple, Inc.	7.8200% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	125,309	27,423,150	280,067
Total return of common shares of Apple, Inc.	8.0700% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	223,585	46,752,619	2,390,679
Total return of common shares of Apple, Inc.	6.3200% representing 1 month SOFR rate + spread	Barclays	12/23/2024	39,554	8,915,008	(30,466)
Total return of common shares of Apple, Inc.	5.8200% representing 1 month SOFR rate + spread	Goldman Sachs	1/7/2025	292,661	60,625,692	4,079,176
					$ 165,520,903	$6,523,864

The accompanying notes are an integral part of these financial statements.

15

Direxion Daily AMZN Bull 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 15.1%
	General Merchandise Retailers — 15.1%
128,536	Amazon.com, Inc.(a)	$23,959,110
	TOTAL COMMON STOCKS (Cost $22,077,775)	$23,959,110
	SHORT TERM INVESTMENTS — 90.8%
26,439,417	Dreyfus Government Cash Management Institutional Shares, 4.76%(b)	$26,439,417
117,421,591	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(b)	117,421,591
	TOTAL SHORT TERM INVESTMENTS (Cost $143,861,008)	$143,861,008
	TOTAL INVESTMENTS (Cost $165,938,783) — 105.9%(c)	$167,820,118
	Liabilities in Excess of Other Assets — (5.9)%	(9,383,103)
	TOTAL NET ASSETS — 100.0%	$158,437,015

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at October 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $118,091,140.
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Amazon.com, Inc.	7.8200% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	762,722	$139,630,662	$(1,654,285)
Total return of common shares of Amazon.com, Inc.	8.5700% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	808,707	149,549,168	(1,940,130)
Total return of common shares of Amazon.com, Inc.	6.0700% representing 1 month SOFR rate + spread	Goldman Sachs	5/2/2025	1	162	61
					$ 289,179,992	$(3,594,354)

The accompanying notes are an integral part of these financial statements.

16

Direxion Daily AVGO Bull 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 20.3%
	Computer and Electronic Product Manufacturing — 20.3%
4,911	Broadcom Inc.	$833,740
	TOTAL COMMON STOCKS (Cost $892,256)	$833,740
	SHORT TERM INVESTMENTS — 92.4%
1,001,694	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$ 1,001,694
1,160,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(a)	1,160,000
330,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(a)	330,000
1,300,848	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	1,300,848
	TOTAL SHORT TERM INVESTMENTS (Cost $3,792,542)	$3,792,542
	TOTAL INVESTMENTS (Cost $4,684,798) — 112.7%(b)	$ 4,626,282
	Liabilities in Excess of Other Assets — (12.7)%	(520,909)
	TOTAL NET ASSETS — 100.0%	$4,105,373

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,790,848.
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of common shares of Broadcom Inc.	7.8200% representing 1 month SOFR rate + spread	Barclays	12/23/2024	9,639	$1,744,937	$(115,639)
Total return of common shares of Broadcom Inc.	8.5700% representing 1 month SOFR rate + spread	Citibank N.A.	10/08/2025	11,870	2,153,953	(148,350)
Total return of common shares of Broadcom Inc.	7.3200% representing 1 month SOFR rate + spread	Goldman Sachs	11/12/2025	13,980	2,476,122	(109,134)
Total return of common shares of Broadcom Inc.	7.8200% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	11/24/2025	7,965	1,468,089	(121,282)
					$ 7,843,101	$(494,405)

The accompanying notes are an integral part of these financial statements.

17

Direxion Daily GOOGL Bull 2X Share
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 10.1%
	Web Search Portals, Libraries, Archives, and Other Information Services — 10.1%
90,942	Alphabet, Inc.	$15,561,086
	TOTAL COMMON STOCKS (Cost $13,037,298)	$15,561,086
	SHORT TERM INVESTMENTS — 90.3%
74,174,203	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$74,174,203
20,270,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(a)	20,270,000
44,502,740	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	44,502,740
	TOTAL SHORT TERM INVESTMENTS (Cost $138,946,943)	$138,946,943
	TOTAL INVESTMENTS (Cost $151,984,241) — 100.4%(b)	$ 154,508,029
	Liabilities in Excess of Other Assets — (0.4)%	(656,599)
	TOTAL NET ASSETS — 100.0%	$153,851,430

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $107,342,740.
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of common shares of Alphabet, Inc.	7.8200% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	216,103	$36,267,556	$504,087
Total return of common shares of Alphabet, Inc.	7.3200% representing 1 month SOFR rate + spread	Nomura	12/19/2024	610,000	99,958,201	4,196,390
Total return of common shares of Alphabet, Inc.	8.0700% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	494,121	75,854,293	6,329,254
Total return of common shares of Alphabet, Inc.	6.3200% representing 1 month SOFR rate + spread	Barclays	12/23/2024	387,114	63,272,765	2,520,817
					$ 275,352,815	$13,550,548

The accompanying notes are an integral part of these financial statements.

18

Direxion Daily META Bull 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 8.2%
	Professional, Scientific, and Technical Services — 8.2%
7,592	Meta Platforms, Inc.	$4,309,068
	TOTAL COMMON STOCKS (Cost $4,094,924)	$4,309,068
	SHORT TERM INVESTMENTS — 99.1%
12,603,607	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$ 12,603,607
6,202,309	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(a)	6,202,309
5,382,449	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(a)	5,382,449
28,066,651	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	28,066,651
	TOTAL SHORT TERM INVESTMENTS (Cost $52,255,016)	$52,255,016
	TOTAL INVESTMENTS (Cost $56,349,940) — 107.3%(b)	$ 56,564,084
	Liabilities in Excess of Other Assets — (7.3)%	(3,827,485)
	TOTAL NET ASSETS — 100.0%	$52,736,599

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $39,651,409.
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Meta Platforms, Inc.	7.8200% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	61,456	$34,153,331	$420,107
Total return of common shares of Meta Platforms, Inc.	6.3200% representing 1 month SOFR rate + spread	Barclays	12/23/2024	30,205	14,656,623	2,202,386
Total return of common shares of Meta Platforms, Inc.	7.3200% representing 1 month SOFR rate + spread	Goldman Sachs	7/8/2025	26,125	12,452,076	2,147,665
Total return of common shares of Meta Platforms, Inc.	8.5700% representing 1 month SOFR rate + spread	Citibank N.A.	9/25/2025	60,450	35,285,482	(1,036,905)
					$ 96,547,512	$3,733,253

The accompanying notes are an integral part of these financial statements.

19

Direxion Daily MSFT Bull 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 16.7%
	Publishing Industries — 16.7%
65,466	Microsoft Corp.	$26,602,109
	TOTAL COMMON STOCKS (Cost $26,227,445)	$26,602,109
	SHORT TERM INVESTMENTS — 77.4%
37,254,161	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$37,254,161
24,660,270	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(a)	24,660,270
17,930,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(a)	17,930,000
43,521,770	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	43,521,770
	TOTAL SHORT TERM INVESTMENTS (Cost $123,366,201)	$123,366,201
	TOTAL INVESTMENTS (Cost $149,593,646) — 94.1%(b)	$ 149,968,310
	Other Assets in Excess of Liabilities — 5.9%	9,354,088
	TOTAL NET ASSETS — 100.0%	$159,322,398

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $86,112,040.
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of common shares of Microsoft Corp.	7.8200% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	160,561	$64,017,354	$(622,032)
Total return of common shares of Microsoft Corp.	8.0700% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	239,936	99,427,560	(3,566,538)
Total return of common shares of Microsoft Corp.	6.3200% representing 1 month SOFR rate + spread	Barclays	12/23/2024	128,210	55,078,969	(4,772,482)
Total return of common shares of Microsoft Corp.	6.0700% representing 1 month SOFR rate + spread	Goldman Sachs	1/7/2025	190,024	76,990,769	(1,577,915)
					$ 295,514,652	$(10,538,967)

The accompanying notes are an integral part of these financial statements.

20

Direxion Daily MU Bull 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 16.7%
	Computer and Electronic Product Manufacturing — 16.7%
8,876	Micron Technology, Inc.	$884,494
	TOTAL COMMON STOCKS (Cost $919,551)	$884,494
	SHORT TERM INVESTMENTS — 94.0%
1,202,131	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$ 1,202,131
1,010,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(a)	1,010,000
910,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(a)	910,000
1,855,653	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	1,855,653
	TOTAL SHORT TERM INVESTMENTS (Cost $4,977,784)	$4,977,784
	TOTAL INVESTMENTS (Cost $5,897,335) — 110.7%(b)	$ 5,862,278
	Liabilities in Excess of Other Assets — (10.7)%	(564,477)
	TOTAL NET ASSETS — 100.0%	$5,297,801

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,775,652.
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of common shares of Micron Technology, Inc.	7.8200% representing 1 month SOFR rate + spread	Barclays	12/23/2024	28,452	$2,975,483	$(151,049)
Total return of common shares of Micron Technology, Inc.	8.5700% representing 1 month SOFR rate + spread	Citibank N.A.	10/8/2025	23,000	2,407,200	(126,665)
Total return of common shares of Micron Technology, Inc.	8.3200% representing 1 month SOFR rate + spread	Goldman Sachs	11/12/2025	23,000	2,407,199	(126,332)
Total return of common shares of Micron Technology, Inc.	7.8200% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	11/24/2025	23,000	2,407,199	(125,667)
					$ 10,197,081	$(529,713)

The accompanying notes are an integral part of these financial statements.

21

Direxion Daily NFLX Bull 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 14.5%
	Motion Picture and Sound Recording Industries — 14.5%
1,059	Netflix, Inc.(a)	$800,635
	TOTAL COMMON STOCKS (Cost $763,819)	$800,635
	SHORT TERM INVESTMENTS — 81.2%
805,335	Dreyfus Government Cash Management Institutional Shares, 4.76%(b)	$805,335
1,410,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(b)	1,410,000
800,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(b)	800,000
1,467,278	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(b)	1,467,278
	TOTAL SHORT TERM INVESTMENTS (Cost $4,482,613)	$4,482,613
	TOTAL INVESTMENTS (Cost $5,246,432) — 95.7%(c)	$ 5,283,248
	Other Assets in Excess of Liabilities — 4.3%	238,678
	TOTAL NET ASSETS — 100.0%	$5,521,926

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at October 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,677,278.
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of common shares of Netflix, Inc.	7.8200% representing 1 month SOFR rate + spread	Barclays	12/23/2024	3,632	$2,691,187	$44,145
Total return of common shares of Netflix, Inc.	8.5700% representing 1 month SOFR rate + spread	Citibank N.A.	10/6/2025	2,429	1,722,472	103,841
Total return of common shares of Netflix, Inc.	7.3200% representing 1 month SOFR rate + spread	Goldman Sachs	11/4/2025	4,701	3,418,436	121,741
Total return of common shares of Netflix, Inc.	7.8200% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	11/24/2025	2,787	1,983,832	114,550
					$ 9,815,927	$384,277

The accompanying notes are an integral part of these financial statements.

22

Direxion Daily NVDA Bull 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 24.0%
	Computer and Electronic Product Manufacturing — 24.0%
1,187,399	NVIDIA Corp.	$157,639,091
	TOTAL COMMON STOCKS (Cost $135,457,469)	$157,639,091
	SHORT TERM INVESTMENTS — 85.3%
345,673,374	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$ 345,673,374
153,440,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(a)	153,440,000
60,248,454	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	60,248,454
	TOTAL SHORT TERM INVESTMENTS (Cost $559,361,828)	$559,361,828
	TOTAL INVESTMENTS (Cost $694,819,297) — 109.3%(b)	$ 717,000,919
	Liabilities in Excess of Other Assets — (9.3)%	(61,254,372)
	TOTAL NET ASSETS — 100.0%	$655,746,547

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $454,959,327.
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of NVIDIA Corp.	6.8200% representing 1 month SOFR rate + spread	BNP Paribas	12/5/2024	345,531	$40,102,998	$4,968,540
Total return of common shares of NVIDIA Corp.	7.3200% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	100	10,723	2,509
Total return of common shares of NVIDIA Corp.	7.8200% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	1,420,543	129,803,484	53,544,941
Total return of common shares of NVIDIA Corp.	7.8200% representing 1 month SOFR rate + spread	Nomura	12/19/2024	3,250,000	445,835,365	(15,676,381)
Total return of common shares of NVIDIA Corp.	8.5700% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	5,010	537,530	116,001
Total return of common shares of NVIDIA Corp.	7.3200% representing 1 month SOFR rate + spread	Barclays	12/23/2024	3,670,729	414,772,945	66,380,819
					$ 1,031,063,045	$109,336,429

The accompanying notes are an integral part of these financial statements.

23

Direxion Daily TSLA Bull 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 24.3%
	Transportation Equipment Manufacturing — 24.3%
2,211,918	Tesla, Inc.(a)	$552,647,713
	TOTAL COMMON STOCKS (Cost $491,801,549)	$552,647,713
	SHORT TERM INVESTMENTS — 81.8%
826,058,036	Dreyfus Government Cash Management Institutional Shares, 4.76%(b)	$826,058,036
390,572,764	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(b)	390,572,764
237,847,705	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(b)	237,847,705
406,235,011	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(b)	406,235,011
	TOTAL SHORT TERM INVESTMENTS (Cost $1,860,713,516)	$1,860,713,516
	TOTAL INVESTMENTS (Cost $2,352,515,065) — 106.1%(c)	$2,413,361,229
	Liabilities in Excess of Other Assets — (6.1)%	(137,308,821)
	TOTAL NET ASSETS — 100.0%	$2,276,052,408

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at October 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,623,261,716.
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Tesla, Inc.	6.8200% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	451,409	$89,132,022	$21,499,320
Total return of common shares of Tesla, Inc.	8.3200% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	3,522,776	757,691,794	112,439,535
Total return of common shares of Tesla, Inc.	7.8200% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	1,540,895	381,342,281	(619,817)
Total return of common shares of Tesla, Inc.	7.8200% representing 1 month SOFR rate + spread	Nomura	12/19/2024	5,149,189	1,244,832,125	30,150,636
Total return of common shares of Tesla, Inc.	8.5700% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	2,265,008	416,892,920	133,048,606
Total return of common shares of Tesla, Inc.	7.8200% representing 1 month SOFR rate + spread	Barclays	12/23/2024	3,078,302	627,016,268	122,343,557
					$ 3,516,907,410	$418,861,837

The accompanying notes are an integral part of these financial statements.

24

Direxion Daily TSM Bull 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 15.8%
	Computer and Electronic Product Manufacturing — 15.8%
18,367	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	$3,499,648
	TOTAL COMMON STOCKS (Cost $3,541,213)	$3,499,648
	SHORT TERM INVESTMENTS — 92.7%
6,224,313	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$6,224,313
5,420,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(a)	5,420,000
8,933,634	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	8,933,634
	TOTAL SHORT TERM INVESTMENTS (Cost $20,577,947)	$20,577,947
	TOTAL INVESTMENTS (Cost $24,119,160) — 108.5%(b)	$ 24,077,595
	Liabilities in Excess of Other Assets — (8.5)%	(1,887,546)
	TOTAL NET ASSETS — 100.0%	$22,190,049

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,253,634.
ADR - American Depository Receipt
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	6.8200% representing 1 month SOFR rate + spread	BNP Paribas	12/5/2024	40,150	$7,808,460	$(172,224)
Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	8.5700% representing 1 month SOFR rate + spread	Citibank N.A.	10/6/2025	31,764	6,078,151	(59,886)
Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	8.3200% representing 1 month SOFR rate + spread	Goldman Sachs	11/4/2025	70,870	13,495,495	(43,309)
Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	7.8200% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	11/24/2025	71,766	14,115,941	(468,067)
					$ 41,498,047	$(743,486)

The accompanying notes are an integral part of these financial statements.

25

Direxion Daily CSI 300 China A Share Bull 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	INVESTMENT COMPANIES — 61.1%
7,396,469	Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF(a)	$202,959,109
	TOTAL INVESTMENT COMPANIES (Cost $234,183,852)	$202,959,109
	SHORT TERM INVESTMENTS — 54.4%
	Money Market Funds — 54.4%
76,197,885	Dreyfus Government Cash Management Institutional Shares, 4.76%(b)	$76,197,885
20,980,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(b)	20,980,000
42,760,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(b)	42,760,000
40,953,529	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(b)	40,953,529
	TOTAL SHORT TERM INVESTMENTS (Cost $180,891,414)	$180,891,414
	TOTAL INVESTMENTS (Cost $415,075,266) — 115.5%(c)	$383,850,523
	Liabilities in Excess of Other Assets — (15.5)%	(51,577,749)
	TOTAL NET ASSETS — 100.0%	$332,272,774

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at October 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $210,925,482.
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	3.8200% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	4,579,722	$142,783,831	$(17,576,865)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	4.8200% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	1,292,034	31,604,924	3,206,563
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	5.6200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	1,800,000	56,739,346	(7,586,233)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	4.3200% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	4,927,606	140,501,161	(7,180,258)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	5.6700% representing 1 month SOFR rate + spread	Barclays	12/23/2024	4,221,969	134,901,611	(19,552,584)
					$506,530,873	$(48,689,377)

The accompanying notes are an integral part of these financial statements.

26

Direxion Daily CSI China Internet Index Bull 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	INVESTMENT COMPANIES — 53.8%
6,271,349	KraneShares CSI China Internet ETF(a)	$201,937,437
	TOTAL INVESTMENT COMPANIES (Cost $175,371,459)	$201,937,437
	SHORT TERM INVESTMENTS — 50.6%
	Money Market Funds — 50.6%
119,484,612	Dreyfus Government Cash Management Institutional Shares, 4.76%(b)	$119,484,612
18,007,643	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(b)	18,007,643
52,346,381	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(b)	52,346,381
	TOTAL SHORT TERM INVESTMENTS (Cost $189,838,636)	$189,838,636
	TOTAL INVESTMENTS (Cost $365,210,095) — 104.4%(c)	$391,776,073
	Liabilities in Excess of Other Assets — (4.4)%	(16,512,102)
	TOTAL NET ASSETS — 100.0%	$375,263,971

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at October 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $267,442,512.
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of KraneShares CSI China Internet ETF	5.2100% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	3,646,842	$122,204,148	$(5,188,815)
Total return of KraneShares CSI China Internet ETF	5.4200% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	2,923,485	72,379,179	18,981,205
Total return of KraneShares CSI China Internet ETF	5.5200% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	3,679,861	95,464,102	19,905,782
Total return of KraneShares CSI China Internet ETF	5.5600% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	3,857,704	102,105,925	20,310,585
Total return of KraneShares CSI China Internet ETF	5.4200% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	2,929,181	103,117,282	(9,286,438)
					$495,270,636	$44,722,319

The accompanying notes are an integral part of these financial statements.

27

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.5%
	Accommodation — 0.4%
1,310	Airbnb, Inc. Class A(a)	$176,575
734	Hilton Worldwide Holdings, Inc.	172,380
2,092	Host Hotels & Resorts, Inc.	36,066
1,053	Las Vegas Sands Corp.	54,598
697	Marriott International, Inc. Class A	181,234
688	MGM Resorts International(a)	25,366
279	Wynn Resorts Ltd.	26,790
		673,009
	Administrative and Support Services — 2.7%
259	Allegion PLC ADR (Ireland)	36,164
4,304	Amcor PLC ADR (United Kingdom)	47,903
372	Amentum Holdings, Inc.(a)	11,063
293	Ameriprise Financial, Inc.	149,518
1,215	Automatic Data Processing, Inc.	351,427
100	Booking Holdings, Inc.	467,625
348	Broadridge Financial Solutions, Inc.	73,379
207	Corpay, Inc.(a)	68,252
369	Equifax, Inc.	97,792
113	FactSet Research System, Inc.	51,309
230	Gartner, Inc.(a)	115,575
874	Iron Mountain, Inc.	108,140
467	Live Nation Entertainment, Inc.(a)	54,704
768	Match Group, Inc.(a)	27,671
467	Moody’s Corp.	212,037
837	Rollins, Inc.	39,456
705	Royal Caribbean Cruises Ltd. ADR (Liberia)	145,477
6,257	Uber Technologies, Inc.(a)	450,817
4,975	Visa, Inc. Class A	1,442,004
1,088	Waste Management, Inc.	234,845
		4,185,158
	Air Transportation — 0.2%
1,909	Delta Air Lines, Inc.	109,233
1,785	Southwest Airlines Co.	54,585
979	United Continental Holdings, Inc.(a)	76,617
		240,435
	Ambulatory Health Care Services — 0.1%
138	DaVita, Inc.(a)	19,294
250	Labcorp Holdings, Inc.	57,068
174	Molina Healthcare, Inc.(a)	55,892
332	Quest Diagnostics, Inc.	51,404
3,554	Viatris, Inc.	41,226
		224,884

The accompanying notes are an integral part of these financial statements.

28

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Amusement, Gambling, and Recreation Industries — 0.3%
5,401	The Walt Disney Co.	$519,576
	Apparel Manufacturing — 0.2%
1,021	Cintas Corp.	210,132
454	Deckers Outdoor Corp.(a)	73,044
120	Ralph Lauren Corp.	23,752
		306,928
	Beverage and Tobacco Product Manufacturing — 1.3%
5,081	Altria Group, Inc.	276,711
467	Constellation Brands, Inc. Class A	108,503
3,351	Keurig Dr Pepper, Inc.	110,415
523	Molson Coors Brewing Co. Class B	28,488
2,100	Monster Beverage Corp.(a)	110,628
4,091	PepsiCo, Inc.	679,433
4,631	Philip Morris International, Inc.	614,534
		1,928,712
	Broadcasting and Content Providers — 0.5%
288	Charter Communications, Inc.(a)	94,352
11,506	Comcast Corp. Class A	502,467
669	FOX Corp. Class A	28,098
393	FOX Corp. Class B	15,311
1,772	Paramount Global Class B(b)	19,386
6,645	Warner Bros Discovery, Inc.(a)	54,024
		713,638
	Building Material and Garden Equipment and Supplies Dealers — 1.1%
1,697	Lowe’s Companies, Inc.	444,326
157	Snap-on, Inc.	51,830
2,954	The Home Depot, Inc.	1,163,137
321	Tractor Supply Co.	85,229
		1,744,522
	Chemical Manufacturing — 6.7%
5,261	AbbVie, Inc.	1,072,560
663	Air Products & Chemicals, Inc.	205,881
350	Albemarle Corp.(b)	33,156
1,600	Amgen, Inc.	512,256
434	Biogen, Inc.(a)	75,516
469	Bio-Techne Corp.	34,589
6,038	Bristol-Myers Squibb Co.	336,739
539	Catalent, Inc.(a)	31,585
325	Celanese Corp.(b)	40,940
538	CF Industries Holdings, Inc.	44,240
729	Church & Dwight Co., Inc.	72,834
369	Clorox Co.	58,505

The accompanying notes are an integral part of these financial statements.

29

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Chemical Manufacturing — (Continued)
2,433	Colgate-Palmolive Co.	$227,996
1,243	DuPont de Nemours, Inc.	103,157
348	Eastman Chemical Co.	36,571
754	Ecolab, Inc.	185,280
2,350	Eli Lilly & Co.	1,949,889
371	FMC Corp.	24,111
3,708	Gilead Sciences, Inc.	329,345
477	Incyte Corp.(a)	35,355
1,711	IntercontinentalExchange, Inc.	266,694
762	International Flavors & Fragrances, Inc.	75,766
5,704	Kenvue, Inc.	130,793
1,003	Kimberly-Clark Corp.	134,583
1,432	Linde PLC ADR (Ireland)	653,207
775	LyondellBasell Industries N.V. Class A ADR (Netherlands)	67,309
7,550	Merck & Co., Inc.	772,516
949	Mosaic Co.	25,395
16,878	Pfizer, Inc.	477,647
695	PPG Industries, Inc.	86,535
7,011	Procter & Gamble Co.	1,158,077
317	Regeneron Pharmaceuticals, Inc.(a)	265,709
768	Vertex Pharmaceuticals, Inc.(a)	365,553
1,350	Zoetis, Inc.	241,353
		10,131,642
	Clothing, Clothing Accessories, Shoe, and Jewelry Retailers — 0.4%
343	Lululemon Athletica, Inc.(a)	102,180
994	Ross Stores, Inc.	138,881
3,366	TJX Companies, Inc.	380,459
		621,520
	Computer and Electronic Product Manufacturing — 24.7%
4,820	Advanced Micro Devices, Inc.(a)	694,417
868	Agilent Technologies, Inc.	113,109
17,450	Alphabet, Inc.	2,985,870
14,305	Alphabet, Inc. Class C	2,470,330
690	AMETEK, Inc.	126,505
3,587	Amphenol Corp. Class A	240,401
1,478	Analog Devices, Inc.	329,757
45,282	Apple, Inc.	10,229,657
767	Arista Networks, Inc.(a)	296,399
13,864	Broadcom, Inc.	2,353,691
12,000	Cisco Systems, Inc.	657,240
1,914	Danaher Corp.	470,193
858	Dell Technologies, Inc.	106,075
403	Enphase Energy, Inc.(a)	33,465
319	First Solar, Inc.(a)	62,039

The accompanying notes are an integral part of these financial statements.

30

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Computer and Electronic Product Manufacturing — (Continued)
1,891	Fortinet, Inc.(a)	$148,746
1,043	Fortive Corp.	74,502
1,361	GE HealthCare Technologies, Inc.	118,883
692	Hologic, Inc.(a)	55,962
2,915	HP, Inc.	103,541
12,708	Intel Corp.	273,476
2,744	International Business Machines Corp.	567,240
337	Jabil Circuit, Inc.	41,481
519	Keysight Technologies, Inc.(a)	77,336
565	L3Harris Technologies, Inc.	139,821
3,878	Lam Research Corp.	288,329
1,598	Microchip Technology, Inc.	117,245
3,302	Micron Technology, Inc.	329,044
145	Monolithic Power Systems, Inc.	110,099
497	Motorola Solutions, Inc.	223,327
613	NetApp, Inc.	70,685
409	Northrop Grumman Corp.	208,189
73,265	NVIDIA Corp.	9,726,661
759	NXP Semiconductors NV ADR (Netherlands)	177,986
1,276	ON Semiconductor Corp.(a)	89,945
1,193	Otis Worldwide Corp.	117,153
964	Palto Alto Networks, Inc.(a)	347,358
368	PerkinElmer, Inc.	43,641
283	Qorvo, Inc.(a)	20,167
3,317	Qualcomm, Inc.	539,908
320	Roper Technologies, Inc.	172,074
3,961	RTX Corp.	479,241
626	Seagate Technology Holdings PLC ADR (Ireland)	62,832
476	Skyworks Solutions, Inc.	41,688
1,500	Super Micro Computer, Inc.(a)	43,665
139	Teledyne Technologies, Inc.(a)	63,289
485	Teradyne, Inc.	51,512
2,720	Texas Instruments, Inc.	552,595
1,138	Thermo Fisher Scientific, Inc.	621,712
728	Trimble, Inc.(a)	44,044
736	Veralto Corp.	75,212
176	Waters Corp.(a)	56,867
973	Western Digital Corp.(a)	63,547
155	Zebra Technologies Corp. Class A(a)	59,205
		37,567,356
	Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 0.2%
1,714	Fiserv, Inc.(a)	339,201

The accompanying notes are an integral part of these financial statements.

31

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Construction of Buildings — 0.3%
874	D.R. Horton, Inc.	$147,706
719	Lennar Corp. Class A	122,446
9	NVR, Inc.(a)	82,375
618	PulteGroup, Inc.	80,050
		432,577
	Couriers and Messengers — 0.3%
671	FedEx Corp.	183,753
2,182	United Parcel Service, Inc. Class B	292,519
		476,272
	Credit Intermediation and Related Activities — 4.8%
1,673	American Express Co.	451,844
20,107	Bank of America Corp.	840,875
2,198	Bank of New York Mellon Corp.	165,641
1,137	Capital One Financial Corp.	185,092
5,682	Citigroup, Inc.	364,614
1,335	Citizens Financial Group, Inc.	56,230
748	Discover Financial Services	111,026
1,625	Fidelity National Information Services, Inc.	145,811
2,016	Fifth Third Bancorp	88,059
759	Global Payments, Inc.	78,716
4,326	Huntington Bancshares, Inc.	67,442
8,474	JPMorgan Chase & Co.	1,880,550
2,764	KeyCorp	47,679
497	M&T Bank Corp.	96,756
2,457	MasterCard, Inc. Class A	1,227,493
600	Northern Trust Corp.	60,312
1,184	PNC Financial Services Group, Inc.	222,912
2,726	Regions Financial Corp.	65,070
889	State Street Corp.	82,499
1,176	Synchrony Financial	64,845
3,989	Truist Financial Corp.	171,726
4,647	U.S. Bancorp	224,496
10,138	Wells Fargo & Co.	658,159
		7,357,847
	Electrical Equipment, Appliance, and Component Manufacturing — 0.3%
357	A.O. Smith Corp.	26,811
214	Axon Enterprise, Inc.(a)	90,629
1,705	Emerson Electric Co.	184,600
180	Generac Holdings, Inc.(a)	29,799
337	Rockwell Automation, Inc.	89,881
		421,720

The accompanying notes are an integral part of these financial statements.

32

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Fabricated Metal Product Manufacturing — 0.2%
904	Ball Corp.	$53,562
707	Nucor Corp.	100,281
493	Pentair PLC ADR (Ireland)	48,866
458	Stanley Black & Decker, Inc.	42,567
		245,276
	Food and Beverage Retailers — 0.1%
1,977	Kroger Co.	110,257
	Food Manufacturing — 1.1%
1,424	Archer-Daniels-Midland Co.	78,619
587	Campbell Soup Co.	27,384
11,552	Coca-Cola Co.	754,461
1,657	General Mills, Inc.	112,709
865	Hormel Foods Corp.	26,426
799	Kellanova	64,440
428	Lamb Weston Holdings, Inc.	33,251
750	McCormick & Co, Inc.	58,680
3,978	Mondelez International, Inc.	272,414
440	The Hershey Co.	78,135
318	The J.M. Smucker Co.	36,096
2,629	The Kraft Heinz Co.	87,966
851	Tyson Foods, Inc. Class A	49,860
		1,680,441
	Food Services and Drinking Places — 0.9%
4,079	Chipotle Mexican Grill, Inc.(a)	227,486
353	Darden Restaurants, Inc.	56,487
2,136	McDonald’s Corp.	623,947
3,375	Starbucks Corp.	329,737
838	Yum! Brands, Inc.	109,912
		1,347,569
	Funds, Trusts, and Other Financial Vehicles — 0.1%
458	Garmin Ltd. ADR (Switzerland)	90,844
664	T. Rowe Price Group, Inc.	72,947
		163,791
	Furniture, Home Furnishings, Electronics, and Appliance Retailers — 0.0%(†)
584	Best Buy Co., Inc.	52,811
	Gasoline Stations and Fuel Dealers — 0.5%
5,066	Chevron Corp.	753,922
	General Merchandise Retailers — 5.1%
27,821	Amazon.com, Inc.(a)	5,185,834
1,320	Costco Wholesale Corp.	1,153,918
655	Dollar General Corp.	52,426

The accompanying notes are an integral part of these financial statements.

33

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	General Merchandise Retailers — (Continued)
602	Dollar Tree, Inc.(a)	$38,913
1,456	eBay, Inc.	83,735
1,378	Target Corp.	206,755
12,936	Walmart, Inc.	1,060,105
		7,781,686
	Health and Personal Care Retailers — 0.2%
3,746	CVS Health Corp.	211,499
141	Ulta Beauty, Inc.(a)	52,026
2,134	Walgreens Boots Alliance, Inc.(b)	20,188
		283,713
	Hospitals — 0.2%
553	HCA Healthcare, Inc.	198,383
177	Universal Health Services, Inc. Class B	36,163
		234,546
	Insurance Carriers and Related Activities — 5.0%
1,501	Aflac, Inc.	157,290
787	Allstate Corp.	146,791
1,918	American International Group, Inc.	145,538
1,116	Arch Capital Group Ltd. ADR(a)	109,993
652	Arthur J. Gallagher & Co.	183,342
155	Assurant, Inc.	29,714
5,456	Berkshire Hathaway, Inc. Class B(a)	2,460,220
705	Brown & Brown, Inc.	73,771
1,566	Centene Corp.(a)	97,499
1,119	Chubb Limited ADR (Switzerland)	316,050
833	Cigna Corp.	262,237
466	Cincinnati Financial Corp.	65,627
691	Elevance Health, Inc.	280,380
74	Erie Indemnity Co. Class A	33,214
128	Everest Re Group Ltd. ADR	45,518
268	Globe Life, Inc.	28,301
873	Hartford Financial Services Group, Inc.	96,414
358	Humana, Inc.	92,303
543	Loews Corp.	42,875
1,465	Marsh & McLennan Companies, Inc.	319,722
1,752	MetLife, Inc.	137,392
634	Principal Financial Group, Inc.	52,242
1,745	Progressive Corp.	423,738
1,063	Prudential Financial, Inc.	130,196
679	Travelers Companies, Inc.	166,993
2,750	UnitedHealth Group, Inc.	1,552,375
895	W.R. Berkley Corp.	51,167
303	Willis Towers Watson PLC ADR (Ireland)	91,564
		7,592,466

The accompanying notes are an integral part of these financial statements.

34

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Leather and Allied Product Manufacturing — 0.2%
3,578	NIKE, Inc. Class B	$275,971
686	Tapestry, Inc.	32,551
		308,522
	Machinery Manufacturing — 2.1%
2,466	Applied Materials, Inc.	447,776
2,958	Baker Hughes Co.	112,641
2,500	Carrier Global Corp.	181,800
1,444	Caterpillar, Inc.	543,233
408	Cummins, Inc.	134,224
763	Deere & Co.	308,778
3,229	General Electric Co.	554,677
225	IDEX Corp.	48,294
1,203	Ingersoll Rand, Inc.	115,488
63	Mettler-Toledo International, Inc.(a)	81,380
162	Nordson Corp.	40,158
383	Parker Hannifin Corp.	242,849
673	Trane Technologies PLC ADR (Ireland)	249,118
724	Xylem, Inc.	88,169
		3,148,585
	Management of Companies and Enterprises — 0.6%
5,183	Abbott Laboratories	587,597
648	Aon PLC ADR (United Kingdom)	237,732
421	Bunge Global SA ADR (Switzerland)	35,372
1,309	Norwegian Cruise Line Holdings Ltd. ADR(a)	33,170
1,469	Smurfit WestRock PLC ADR (Ireland)	75,653
		969,524
	Merchant Wholesalers, Durable Goods — 0.8%
347	Builders FirstSource, Inc.(a)	59,476
2,609	Copart, Inc.(a)	134,285
1,705	Fastenal Co.(b)	133,297
416	Genuine Parts Co.	47,715
378	Henry Schein, Inc.(a)	26,547
160	Hubbell, Inc.	68,325
116	Huntington Ingalls Industries, Inc.	21,455
1,991	Johnson Controls International PLC ADR (Ireland)	150,420
400	KLA-Tencor Corp.	266,492
784	LKQ Corp.	28,843
156	Mohawk Industries, Inc.(a)	20,946
114	Pool Corp.	41,227
905	TE Connectivity ADR (Ireland) PLC	133,415
133	W.W. Grainger, Inc.	147,528
		1,279,971

The accompanying notes are an integral part of these financial statements.

35

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Merchant Wholesalers, Nondurable Goods — 0.7%
546	Brown Forman Corp. Class B	$24,040
727	Cardinal Health, Inc.	78,894
519	Cencora, Inc.	118,374
1,427	ConAgra Brands, Inc.	41,297
104	Domino’s Pizza, Inc.	43,028
804	Illinois Tool Works, Inc.	209,949
385	McKesson Corp.	192,727
1,465	Sysco Corp.	109,802
691	The Sherwin Williams Co.	247,910
		1,066,021
	Mining (except Oil and Gas) — 0.4%
4,279	Freeport-McMoRan Copper & Gold, Inc.	192,641
182	Martin Marietta Materials, Inc.	107,806
3,417	Newmont Corp.	155,268
393	Vulcan Materials Co.	107,654
		563,369
	Miscellaneous Manufacturing — 2.7%
1,636	3M Co.	210,177
209	Align Technology, Inc.(a)	42,851
1,519	Baxter International, Inc.	54,228
861	Becton, Dickinson & Co.	201,121
4,386	Boston Scientific Corp.(a)	368,512
1,193	DexCom, Inc.(a)	84,083
409	Dover Corp.	77,436
1,794	Edwards Lifesciences Corp.(a)	120,216
694	Estee Lauder Companies, Inc. Class A	47,844
390	Hasbro, Inc.	25,596
209	Insulet Corp.(a)	48,390
1,057	Intuitive Surgical, Inc.(a)	532,559
7,169	Johnson & Johnson	1,146,036
3,820	Medtronic PLC ADR (Ireland)	340,935
438	ResMed, Inc.	106,202
411	Solventum Corp.(a)	29,830
294	Steris PLC ADR (Ireland)	65,224
1,022	Stryker Corp.	364,118
140	Teleflex, Inc.	28,149
558	Textron, Inc.	44,874
593	The Cooper Companys, Inc.(a)	62,075
606	Zimmer Biomet Holdings, Inc.	64,794
		4,065,250
	Motion Picture and Sound Recording Industries — 0.6%
1,278	Netflix, Inc.(a)	966,206

The accompanying notes are an integral part of these financial statements.

36

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Motor Vehicle and Parts Dealers — 0.3%
51	AutoZone, Inc.(a)	$153,459
465	CarMax, Inc.(a)	33,657
172	O’Reilly Automotive, Inc.(a)	198,340
		385,456
	National Security and International Affairs — 0.1%
402	Leidos Holdings, Inc.	73,630
	Nonmetallic Mineral Product Manufacturing — 0.1%
2,294	Corning, Inc.	109,171
	Oil and Gas Extraction — 1.6%
1,102	APA Corp.	26,007
2,202	Coterra Energy, Inc.	52,672
1,864	Devon Energy Corp.	72,100
557	Diamondback Energy, Inc.	98,461
2,499	Dominion Energy, Inc.	148,765
1,693	EOG Resources, Inc.	206,478
1,770	EQT Corp.	64,676
13,232	Exxon Mobil Corp.	1,545,233
1,665	Marathon Oil Corp.	46,120
2,006	Occidental Petroleum Corp.	100,521
		2,361,033
	Paper Manufacturing — 0.0%(†)
266	Packaging Corp of America	60,898
	Performing Arts, Spectator Sports, and Related Industries — 0.1%
644	Caesars Entertainment, Inc.(a)	25,792
716	Electronic Arts, Inc.	108,009
		133,801
	Petroleum and Coal Products Manufacturing — 0.5%
3,459	ConocoPhillips	378,899
997	Marathon Petroleum Corp.	145,034
1,247	Phillips 66	151,909
954	Valero Energy Corp.	123,791
		799,633
	Pipeline Transportation — 0.2%
652	Targa Resources Corp.	108,858
3,630	Williams Companies, Inc.	190,103
		298,961
	Plastics and Rubber Products Manufacturing — 0.1%
239	Avery Dennison Corp.	49,480
217	West Pharmaceutical Services, Inc.	66,821
		116,301

The accompanying notes are an integral part of these financial statements.

37

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Primary Metal Manufacturing — 0.1%
1,216	Howmet Aerospace, Inc.	$121,260
428	Steel Dynamics, Inc.	55,854
		177,114
	Professional, Scientific, and Technical Services — 5.1%
1,865	Accenture PLC Class A ADR (Ireland)	643,089
398	CDW Corp.	74,916
155	Charles River Laboratories International, Inc.(a)	27,680
1,477	Cognizant Technology Solutions Corp. Class A	110,170
1,186	Eaton Corporation PLC ADR (Ireland)	393,254
170	EPAM Systems, Inc.(a)	32,071
631	Extra Space Storage, Inc.	103,042
173	F5 Networks, Inc.(a)	40,461
419	GoDaddy, Inc.(a)	69,889
245	IDEXX Laboratories, Inc.(a)	99,695
1,035	International Paper Co.	57,484
1,119	Interpublic Group of Companies, Inc.	32,899
516	IQVIA Holdings, Inc.(a)	106,203
218	Jack Henry & Associates, Inc.	39,661
372	Jacobs Solutions, Inc.	52,296
981	Juniper Networks, Inc.	38,161
6,507	Meta Platforms, Inc.	3,693,243
1,008	Moderna, Inc.(a)	54,795
582	Omnicom Group, Inc.	58,782
4,760	Oracle Corp.	798,918
5,998	Palantir Technologies, Inc.(a)	249,277
954	Paychex, Inc.	132,921
145	Paycom Software, Inc.	30,309
358	PTC, Inc.(a)	66,348
614	ServiceNow, Inc.(a)	572,856
485	Take-Two Interactive Software, Inc.(a)	78,434
250	VeriSign, Inc.(a)	44,210
424	Verisk Analytics, Inc. Class A	116,481
		7,817,545
	Publishing Industries — 8.1%
1,320	Adobe, Inc.(a)	631,066
451	Akamai Technologies, Inc.(a)	45,587
260	Ansys, Inc.(a)	83,307
642	Autodesk, Inc.(a)	182,200
815	Cadence Design Systems, Inc.(a)	225,038
688	CrowdStrike Holdings, Inc.(a)	204,247
470	Dayforce, Inc.(a)	33,346
74	Fair Isaac Corp.(a)	147,490
1,614	Gen Digital, Inc.	46,983
3,871	Hewlett Packard Enterprise Co.	75,446
833	Intuit, Inc.	508,380

The accompanying notes are an integral part of these financial statements.

38

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Publishing Industries — (Continued)
22,138	Microsoft Corp.	$8,995,776
1,126	News Corp. Class A	30,683
335	News Corp. Class B	9,728
2,886	Salesforce, Inc.	840,894
456	Synopsys, Inc.(a)	234,206
127	Tyler Technologies, Inc.(a)	76,910
		12,371,287
	Rail Transportation — 0.4%
5,775	CSX Corp.	194,271
1,814	Union Pacific Corp.	420,975
		615,246
	Real Estate — 1.7%
464	Alexandria Real Estate Equities, Inc.	51,759
1,391	American Tower Corp.	297,034
422	AvalonBay Communities, Inc.	93,519
433	BXP, Inc.	34,883
318	Camden Property Trust	36,821
897	CBRE Group, Inc. Class A(a)	117,480
1,294	Crown Castle, Inc.	139,092
916	Digital Realty Trust, Inc.	163,259
1,016	Equity Residential	71,496
190	Essex Property Trust, Inc.	53,933
224	Federal Realty Investment Trust	24,828
2,096	Healthpeak Properties, Inc.	47,055
1,697	Invitation Homes, Inc.	53,303
2,007	Kimco Realty Corp.	47,606
348	Mid-America Apartment Communities, Inc.	52,666
2,758	Prologis, Inc.	311,489
469	Public Storage	154,329
2,595	Realty Income Corp.	154,065
486	Regency Centers Corp.	34,720
912	Simon Property Group, Inc.	154,238
894	UDR, Inc.	37,718
1,231	Ventas, Inc.	80,618
3,119	VICI Properties, Inc.	99,060
1,724	Welltower, Inc.	232,533
2,167	Weyerhaeuser Co.	67,524
		2,611,028
	Rental and Leasing Services — 0.1%
198	United Rentals, Inc.	160,934

The accompanying notes are an integral part of these financial statements.

39

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 2.3%
415	Blackrock, Inc.	$407,128
311	Cboe Global Markets, Inc.	66,420
4,449	Charles Schwab Corp.	315,123
1,073	CME Group, Inc.	241,811
2,088	Dow, Inc.	103,106
920	Franklin Resources, Inc.	19,108
941	Goldman Sachs Group, Inc.	487,240
1,340	Invesco Ltd. ADR	23,236
2,008	KKR & Co., Inc.	277,586
112	MarketAxess Holdings, Inc.	32,415
3,711	Morgan Stanley	431,404
235	MSCI, Inc. Class A	134,232
1,233	NASDAQ OMX Group, Inc.	91,143
552	Raymond James Financial, Inc.	81,817
953	S&P Global, Inc.	457,783
2,144	The Blackstone Group, Inc.	359,656
		3,529,208
	Specialty Trade Contractors — 0.1%
439	Quanta Services, Inc.	132,416
	Support Activities for Agriculture and Forestry — 0.1%
2,061	Corteva, Inc.	125,556
	Support Activities for Mining — 0.2%
2,629	Halliburton Co.	72,928
824	Hess Corp.	110,812
4,229	Schlumberger Ltd. ADR (Curaco)	169,456
		353,196
	Support Activities for Transportation — 0.2%
349	C.H. Robinson Worldwide, Inc.	35,961
371	Expedia, Inc.(a)	57,991
420	Expeditors International of Washington, Inc.	49,980
239	J.B. Hunt Transport Services, Inc.	43,168
674	Norfolk Southern Corp.	168,790
		355,890
	Telecommunications — 1.3%
21,355	AT&T, Inc.	481,342
283	Equinix, Inc.	256,987
3,045	PayPal Holdings, Inc.(a)	241,469
320	SBA Communications Corp.	73,430
1,459	T-Mobile US, Inc.	325,590
12,537	Verizon Communications, Inc.	528,184
		1,907,002

The accompanying notes are an integral part of these financial statements.

40

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Transportation Equipment Manufacturing — 2.8%
792	Aptiv PLC ADR (United Kingdom)(a)	$45,009
2,173	Boeing Co.(a)	324,451
679	BorgWarner, Inc.	22,835
11,629	Ford Motor Co.	119,662
768	General Dynamics Corp.	223,957
3,348	General Motors Co.	169,944
1,939	Honeywell International, Inc.	398,814
631	Lockheed Martin Corp.	344,558
1,562	Paccar, Inc.	162,885
8,264	Tesla, Inc.(a)	2,064,760
168	TransDigm Group, Inc.	218,786
521	Wabtec Corp.	97,938
		4,193,599
	Truck Transportation — 0.1%
562	Old Dominion Freight Line, Inc.	113,142
	Utilities — 2.7%
2,118	AES Corp.	34,926
764	Alliant Energy Corp.	45,840
794	Ameren Corp.	69,165
1,585	American Electric Power Co., Inc.	156,519
581	American Water Works Co., Inc.	80,242
463	Atmos Energy Corp.	64,255
1,942	CenterPoint Energy, Inc.	57,347
890	CMS Energy Corp.	61,953
1,030	Consolidated Edison, Inc.	104,730
932	Constellation Energy Corp.	245,079
616	DTE Energy Co.	76,520
2,300	Duke Energy Corp.	265,121
1,150	Edison International	94,760
637	Entergy Corp.	98,595
685	Evergy, Inc.	41,401
1,064	Eversource Energy	70,064
2,978	Exelon Corp.	117,035
1,527	FirstEnergy Corp.	63,874
818	GE Vernova, Inc.(a)	246,758
5,751	Kinder Morgan, Inc.	140,957
6,120	NextEra Energy, Inc.	485,010
1,335	NiSource, Inc.	46,939
615	NRG Energy, Inc.	55,596
1,740	ONEOK, Inc.	168,571
6,366	PG&E Corp.	128,721
337	Pinnacle West Capital Corp.	29,592
2,197	PPL Corp.	71,534
1,483	Public Service Enterprise Group, Inc.	132,595

The accompanying notes are an integral part of these financial statements.

41

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Utilities — (Continued)
1,886	Sempra Energy	$157,236
3,256	Southern Co.	296,394
1,024	Vistra Corp.	127,959
941	WEC Energy Group, Inc.	89,894
1,661	Xcel Energy, Inc.	110,971
		4,036,153
	Waste Management and Remediation Services — 0.1%
608	Republic Services, Inc.	120,384
	Water Transportation — 0.0%(†)
3,008	Carnival Corp. ADR (Panama)(a)	66,176
	Web Search Portals, Libraries, Archives, and Other Information Services — 0.1%
1,220	CoStar Group, Inc.(a)	88,804
	Wood Product Manufacturing — 0.0%(†)
650	Masco Corp.	51,942
	TOTAL COMMON STOCKS (Cost $125,416,810)	$143,664,429
	SHORT TERM INVESTMENTS — 7.9%
	Money Market Funds — 7.9%
4,998,078	Dreyfus Government Cash Management Institutional Shares, 4.76%(c)	4,998,078
75,491	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(c)	75,491
6,873,841	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(c)	6,873,841
	TOTAL SHORT TERM INVESTMENTS (Cost $11,947,410)	$11,947,410
	TOTAL INVESTMENTS (Cost $137,364,220) — 102.4%(d)	$155,611,839
	Liabilities in Excess of Other Assets — (2.4)%	(3,554,930)
	TOTAL NET ASSETS — 100.0%	$152,056,909

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(†)	Less than 0.005%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2024.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $98,282,440.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

42

DIREXION DAILY S&P 500® BULL 2X SHARES
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	5.4200% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	10,000	$45,493,400	$9,765,813
Total return of S&P 500® Index	5.6100% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	9,472	44,585,556	7,719,275
Total return of S&P 500® Index	5.5100% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	8,651	45,307,042	3,270,330
					$135,385,998	$20,755,418

The accompanying notes are an integral part of these financial statements.

43

Direxion Daily MSCI Brazil Bull 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	INVESTMENT COMPANIES — 54.1%
2,103,303	iShares MSCI Brazil ETF(a)(b)	$58,429,757
	TOTAL INVESTMENT COMPANIES (Cost $61,356,611)	$58,429,757
	SHORT TERM INVESTMENTS — 56.9%
	Money Market Funds — 56.9%
22,254,828	Dreyfus Government Cash Management Institutional Shares, 4.76%(c)(d)	$22,254,828
39,182,172	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(c)	39,182,172
	TOTAL SHORT TERM INVESTMENTS (Cost $61,437,000)	$61,437,000
	TOTAL INVESTMENTS (Cost $122,793,611) — 111.0%(e)	$119,866,757
	Liabilities in Excess of Other Assets — (11.0)%	(11,881,465)
	TOTAL NET ASSETS — 100.0%	$107,985,292

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $64,357,537.
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI Brazil ETF	5.4100% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	75,323	$2,138,848	$(86,094)
Total return of iShares MSCI Brazil ETF	5.0900% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	5,461,222	162,186,954	(11,095,060)
Total return of iShares MSCI Brazil ETF	5.5200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	127,302	3,495,836	(27,376)
Total return of iShares MSCI Brazil ETF	5.5700% representing 1 month SOFR rate + spread	Barclays	12/23/2024	7,214	202,382	(5,943)
					$168,024,020	$(11,214,473)

The accompanying notes are an integral part of these financial statements.

44

Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	INVESTMENT COMPANIES — 64.5%
36,240	iShares MSCI Emerging Markets ex China ETF(a)	$2,134,536
	TOTAL INVESTMENT COMPANIES (Cost $2,063,228)	$2,134,536
	SHORT TERM INVESTMENTS — 40.1%
	Money Market Funds — 40.1%
595,040	Dreyfus Government Cash Management Institutional Shares, 4.76%(b)	$595,040
472,387	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(b)	472,387
260,139	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(b)	260,139
	TOTAL SHORT TERM INVESTMENTS (Cost $1,327,566)	$1,327,566
	TOTAL INVESTMENTS (Cost $3,390,794) — 104.6%(c)	$3,462,102
	Liabilities in Excess of Other Assets — (4.6)%	(152,463)
	TOTAL NET ASSETS — 100.0%	$3,309,639

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at October 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,419,005.
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI Emerging Markets ex China ETF	5.4200% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	39,370	$2,379,038	$(95,619)
Total return of iShares MSCI Emerging Markets ex China ETF	5.6200% representing 1 month SOFR rate + spread	J.P. Morgan	10/16/2025	36,772	2,215,860	(64,990)
					$4,594,898	$(160,609)

The accompanying notes are an integral part of these financial statements.

45

Direxion Daily MSCI India Bull 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	INVESTMENT COMPANIES — 59.6%
1,035,837	iShares MSCI India ETF(a)(b)	$56,784,585
	TOTAL INVESTMENT COMPANIES (Cost $53,649,686)	$56,784,585
	SHORT TERM INVESTMENTS — 41.0%
	Money Market Funds — 41.0%
21,974,039	Dreyfus Government Cash Management Institutional Shares, 4.76%(c)	$ 21,974,039
8,018,584	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(c)	8,018,584
9,054,392	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(c)	9,054,392
	TOTAL SHORT TERM INVESTMENTS (Cost $39,047,015)	$39,047,015
	TOTAL INVESTMENTS (Cost $92,696,701) — 100.6%(d)	$ 95,831,600
	Liabilities in Excess of Other Assets — (0.6)%	(543,311)
	TOTAL NET ASSETS — 100.0%	$95,288,289

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(c)	Represents annualized seven-day yield at October 31, 2024.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $24,953,607.
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI India ETF	5.5200% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2024	68,430	$3,749,612	$(4,827)
Total return of iShares MSCI India ETF	5.6100% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	851,635	41,538,652	3,032,987
Total return of iShares MSCI India ETF	5.5700% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	787,622	38,276,688	2,919,064
Total return of iShares MSCI India ETF	5.7200% representing 1 month SOFR rate + spread	Barclays	12/23/2024	732,905	34,739,697	3,574,439
					$ 118,304,649	$9,521,663

The accompanying notes are an integral part of these financial statements.

46

Direxion Daily AI and Big Data Bull 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 83.3%
	Administrative and Support Services — 0.6%
61	CorVel Corp.(a)	$18,167
1,031	SentinelOne, Inc.(a)	26,590
		44,757
	Computer and Electronic Product Manufacturing — 39.3%
1,835	Advanced Micro Devices, Inc.(a)	264,368
2,934	Alphabet, Inc.	502,037
146	Ambarella, Inc. ADR(a)	8,204
2,059	Apple, Inc.	465,149
704	Arista Networks, Inc.(a)	272,054
1,580	Broadcom, Inc.	268,236
12,780	Intel Corp.	275,026
1,231	International Business Machines Corp.	254,472
488	Lattice Semiconductor Corp.(a)	24,722
1,901	Microchip Technology, Inc.	139,476
3,491	NVIDIA Corp.	463,465
		2,937,209
	Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 0.3%
572	ExlService Holdings, Inc.(a)	23,835
	General Merchandise Retailers — 6.4%
2,549	Amazon.com, Inc.(a)	475,134
	Professional, Scientific, and Technical Services — 19.5%
828	Meta Platforms, Inc.	469,956
1,632	Oracle Corp.	273,915
213	Pagaya Technologies Ltd ADR (Israel)(a)	2,454
6,828	Palantir Technologies, Inc.(a)	283,772
313	ServiceNow, Inc.(a)	292,026
1,188	Snowflake, Inc.(a)	136,406
		1,458,529
	Publishing Industries — 17.2%
211	Altair Engineering, Inc.(a)	21,942
438	C3.ai, Inc.(a)(b)	10,788
87	Fair Isaac Corp.(a)	173,401
1,147	Microsoft Corp.	466,083
985	Salesforce, Inc.	286,999
1,155	SoundHound AI, Inc.(a)	5,810
544	Synopsys, Inc.(a)	279,404
1,657	UiPath, Inc.(a)	20,480
720	Zeta Global Holdings Corp.(a)	19,930
		1,284,837
	TOTAL COMMON STOCKS (Cost $5,749,809)	$6,224,301

The accompanying notes are an integral part of these financial statements.

47

Direxion Daily AI and Big Data Bull 2X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 16.9%
	Money Market Funds — 16.9%
808,982	Dreyfus Government Cash Management Institutional Shares, 4.76%(c)(d)	$808,982
1,907	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(c)	1,907
450,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(c)	450,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,260,889)	$1,260,889
	TOTAL INVESTMENTS (Cost $7,010,698) — 100.2%(e)	$7,485,190
	Liabilities in Excess of Other Assets — (0.2)%	(9,886)
	TOTAL NET ASSETS — 100.0%	$7,475,304

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,161,810.
ADR - American Depository Receipt
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Solactive US AI & Big Data Index	5.8200% representing 1 month SOFR rate + spread	Barclays	12/23/2024	1,082	$3,874,271	$98,717
Total return of Solactive US AI & Big Data Index	5.5200% representing 1 month SOFR rate + spread	Goldman Sachs	6/17/2025	1,263	4,207,549	403,456
					$8,081,820	$502,173

The accompanying notes are an integral part of these financial statements.

48

Direxion Daily AI and Big Data Bear 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 105.6%
	Money Market Funds — 105.6%
1,202,245	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$ 1,202,245
828,367	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(a)	828,367
531,588	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	531,588
	TOTAL SHORT TERM INVESTMENTS (Cost $2,562,200)(b)	$2,562,200
	TOTAL INVESTMENTS (Cost $2,562,200) — 105.6%	$ 2,562,200
	Liabilities in Excess of Other Assets — (5.6)%	(136,948)
	TOTAL NET ASSETS — 100.0%	$2,425,252

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,359,955.
Short Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
5.2700% representing 1 month SOFR rate + spread	Total return of Solactive US AI & Big Data Index	Goldman Sachs	6/17/2025	978	$3,565,674	$(44,475)
5.4700% representing 1 month SOFR rate + spread	Total return of Solactive US AI & Big Data Index	J.P. Morgan	10/6/2025	325	1,100,599	(99,587)
					$ 4,666,273	$(144,062)

The accompanying notes are an integral part of these financial statements.

49

Direxion Daily Cloud Computing Bull 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 79.7%
	Administrative and Support Services — 0.8%
376	Alarm.com, Inc.(a)	$20,052
513	nCino, Inc.(a)(b)	19,135
		39,187
	Computer and Electronic Product Manufacturing — 0.1%
281	Radware Ltd. ADR (Israel)(a)	6,326
	Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 0.8%
569	Five9, Inc.(a)	16,803
635	RingCentral, Inc.(a)	22,866
		39,669
	Credit Intermediation and Related Activities — 0.1%
1,256	Blend Labs, Inc.(a)	4,559
	Heavy and Civil Engineering Construction — 0.5%
398	BlackLine, Inc.(a)	22,037
	Professional, Scientific, and Technical Services — 36.4%
950	Atlassian Corp.(a)	179,113
413	DigitalOcean Holdings, Inc.(a)	16,347
1,366	Freshworks, Inc.(a)	15,982
1,933	Nutanix, Inc.(a)	120,039
1,456	Oracle Corp.	244,375
398	Paycom Software, Inc.	83,194
350	Paylocity Holding Corp.(a)	64,599
336	PROS Holdings, Inc.(a)	6,653
963	SAP SE ADR (Germany)	224,995
243	ServiceNow, Inc.(a)	226,717
1,185	Snowflake, Inc.(a)	136,062
1,145	Vimeo, Inc.(a)	5,462
679	Workday, Inc.(a)	158,784
1,850	Zoom Video Communications, Inc.(a)	138,269
704	Zscaler, Inc.(a)	127,276
		1,747,867
	Publishing Industries — 40.8%
834	ACI Worldwide, Inc.(a)	41,033
368	Adobe, Inc.(a)	175,933
1,182	Akamai Technologies, Inc.(a)	119,477
154	AppFolio, Inc.(a)	32,012
706	Autodesk, Inc.(a)	200,363
798	Bill.com Holdings, Inc.(a)	46,571
338	Blackbaud, Inc.(a)	25,522
1,101	Box, Inc.(a)	34,968
833	C3.ai, Inc.(a)(b)	20,517
770	Clearwater Analytics Holdings, Inc.(a)	20,105

The accompanying notes are an integral part of these financial statements.

50

Direxion Daily Cloud Computing Bull 2X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Publishing Industries — (Continued)
570	CrowdStrike Holdings, Inc.(a)	$169,216
1,604	DocuSign, Inc.(a)	111,285
2,006	Dropbox, Inc.(a)	51,855
368	Enfusion, Inc.(a)	3,279
1,015	Informatica, Inc.(a)	27,709
1,179	MicroStrategy, Inc. Class A(a)(b)	288,265
549	Paycor HCM, Inc.(a)	8,284
287	Qualys, Inc.(a)	34,222
610	Salesforce, Inc.	177,736
171	Semrush Holdings, Inc.(a)	2,242
288	SPS Commerce, Inc.(a)	47,520
1,367	Twilio, Inc.(a)	110,249
812	Veeva Systems, Inc.(a)	169,570
383	Workiva, Inc.(a)	30,548
1,053	Zuora, Inc.(a)	10,425
		1,958,906
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.2%
773	AvePoint, Inc.(a)	9,384
	TOTAL COMMON STOCKS (Cost $4,176,237)	$3,827,935
	SHORT TERM INVESTMENTS — 20.4%
	Money Market Funds — 20.4%
656,348	Dreyfus Government Cash Management Institutional Shares, 4.76%(c)(d)	$656,348
322,440	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(c)	322,440
	TOTAL SHORT TERM INVESTMENTS (Cost $978,788)	$978,788
	TOTAL INVESTMENTS (Cost $5,155,025) — 100.1%(e)	$4,806,723
	Liabilities in Excess of Other Assets — (0.1)%	(2,286)
	TOTAL NET ASSETS — 100.0%	$4,804,437

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,127,956.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

51

Direxion Daily Cloud Computing Bull 2X Shares
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Indxx USA Cloud Computing Index	5.1200% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	3,004	$3,110,152	$(237)
Total return of Indxx USA Cloud Computing Index	4.9700% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	2,567	2,365,699	252,042
					$5,475,851	$251,805

The accompanying notes are an integral part of these financial statements.

52

Direxion Daily Crypto Industry Bull 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 70.2%
	Administrative and Support Services — 12.1%
8,810	Bitfarms Ltd. ADR (Canada)(a)	$16,959
213	Moneylion, Inc.(a)	9,153
10,165	NU Holdings Ltd. ADR (Brazil)(a)	153,390
496	Visa, Inc. Class A	143,765
		323,267
	Amusement, Gambling, and Recreation Industries — 3.0%
2,294	DraftKings, Inc.(a)	81,024
	Computer and Electronic Product Manufacturing — 10.2%
921	Advanced Micro Devices, Inc.(a)	132,688
1,051	NVIDIA Corp.	139,531
		272,219
	Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 7.3%
2,871	Bit Digital, Inc. ADR(a)	10,938
6,390	Cipher Mining, Inc.(a)	31,503
5,016	Core Scientific, Inc.(a)	66,663
4,063	PagSeguro Digital Ltd. ADR (Brazil)(a)	32,667
5,896	Riot Platforms, Inc.(a)	54,479
		196,250
	Credit Intermediation and Related Activities — 9.9%
423	Coinbase Global, Inc.(a)	75,823
280	MasterCard, Inc. Class A	139,885
7,432	Terawulf, Inc.(a)	48,457
		264,165
	Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) — 3.0%
4,795	Marathon Digital Holdings, Inc.(a)	80,412
	Management of Companies and Enterprises — 3.1%
399	Globant SA ADR (Luxembourg)(a)	83,746
	Professional, Scientific, and Technical Services — 3.2%
4,917	Cleanspark, Inc.(a)	52,170
3,678	Iris Energy Ltd. ADR (Australia)(a)	33,543
		85,713
	Publishing Industries — 6.3%
1,172	Block, Inc.(a)	84,759
912	Shift4 Payments, Inc.(a)	82,481
		167,240

The accompanying notes are an integral part of these financial statements.

53

Direxion Daily Crypto Industry Bull 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 6.7%
1,775	Bitdeer Technologies Group ADR (Singapore)(a)	$13,827
578	Interactive Brokers Group, Inc.	88,191
3,281	Robinhood Markets, Inc.(a)	77,071
		179,089
	Telecommunications — 5.4%
1,803	PayPal Holdings, Inc.(a)	142,978
	TOTAL COMMON STOCKS (Cost $1,878,046)	$1,876,103
	SHORT TERM INVESTMENTS — 35.3%
	Money Market Funds — 35.3%
393,825	Dreyfus Government Cash Management Institutional Shares, 4.76%(b)	$393,825
210,009	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(b)	210,009
340,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(b)	340,000
	TOTAL SHORT TERM INVESTMENTS (Cost $943,834)	$943,834
	TOTAL INVESTMENTS (Cost $2,821,880) — 105.5%(c)	$2,819,937
	Liabilities in Excess of Other Assets — (5.5)%	(149,294)
	TOTAL NET ASSETS — 100.0%	$2,670,643

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at October 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,402,643.
ADR - American Depository Receipt
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Solactive Distributed Ledger & Decentralized Payment Tech Index	5.7200% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	333	$1,178,293	$114,566
Total return of Solactive Distributed Ledger & Decentralized Payment Tech Index	5.8200% representing 1 month SOFR rate + spread	Barclays	12/23/2024	551	2,264,059	(145,448)
					$3,442,352	$(30,882)

The accompanying notes are an integral part of these financial statements.

54

Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 63.2%
	Computer and Electronic Product Manufacturing — 5.2%
41,334	Indie Semiconductor, Inc.(a)	$136,816
21,748	QuantumScape Corp.(a)(b)	112,002
		248,818
	Management of Companies and Enterprises — 5.5%
8,651	EHang Holdings Ltd. ADR (China)(a)	147,327
107,910	Polestar Automotive Holding UK PLC ADR (Sweden)(a)(b)	119,780
		267,107
	Motor Vehicle and Parts Dealers — 2.6%
15,812	EVgo, Inc.(a)	123,966
	Rental and Leasing Services — 3.1%
48,205	Cerence, Inc.(a)	146,784
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 8.0%
108,740	ChargePoint Holdings, Inc.(a)(b)	130,488
50,464	Nio, Inc. ADR (China)(a)(b)	257,366
		387,854
	Transportation Equipment Manufacturing — 38.8%
4,226	BorgWarner, Inc.	142,120
4,766	Gentex Corp.	144,457
12,132	Hesai Group ADR (China)(a)	54,594
9,172	Li Auto, Inc. ADR (China)(a)	229,392
56,545	Lucid Group, Inc.(a)	124,964
176,881	Luminar Technologies, Inc.(a)(b)	137,154
11,300	Mobileye Global, Inc. (Israel)(a)	153,793
33,498	Nikola Corp.(a)(b)	131,647
24,095	Rivian Automotive, Inc.(a)	243,360
965	Tesla, Inc.(a)	241,105
24,003	XPeng, Inc. ADR (China)(a)(b)	269,554
		1,872,140
	TOTAL COMMON STOCKS (Cost $3,336,324)	$3,046,669

The accompanying notes are an integral part of these financial statements.

55

Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 61.9%
	Money Market Funds — 61.9%
2,603,660	Dreyfus Government Cash Management Institutional Shares, 4.76%(c)(d)	$2,603,660
58,881	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(c)	58,881
322,313	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(c)	322,313
	TOTAL SHORT TERM INVESTMENTS (Cost $2,984,854)	$2,984,854
	TOTAL INVESTMENTS (Cost $6,321,178) — 125.1%(e)	$6,031,523
	Liabilities in Excess of Other Assets — (25.1)%	(1,208,237)
	TOTAL NET ASSETS — 100.0%	$4,823,286

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,114,770.
ADR - American Depository Receipt
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Indxx US Electric and Autonomous Vehicles Index	4.9700% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	5,310	$3,391,940	$(8,243)
Total return of Indxx US Electric and Autonomous Vehicles Index	5.4700% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	968	597,519	2,992
Total return of Indxx US Electric and Autonomous Vehicles Index	4.8200% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	4,028	2,342,596	206,697
					$ 6,332,055	$201,446

The accompanying notes are an integral part of these financial statements.

56

Direxion Daily Energy Bull 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 70.7%
	Gasoline Stations and Fuel Dealers — 11.0%
229,249	Chevron Corp.	$34,116,836
	Machinery Manufacturing — 2.0%
162,386	Baker Hughes Co.	6,183,659
	Oil and Gas Extraction — 27.6%
60,464	APA Corp.	1,426,950
120,843	Coterra Energy, Inc.	2,890,565
102,360	Devon Energy Corp.	3,959,285
30,626	Diamondback Energy, Inc.	5,413,758
78,923	EOG Resources, Inc.	9,625,449
97,101	EQT Corp.	3,548,070
433,218	Exxon Mobil Corp.	50,591,198
91,438	Marathon Oil Corp.	2,532,833
110,062	Occidental Petroleum Corp.	5,515,207
		85,503,315
	Petroleum and Coal Products Manufacturing — 13.0%
156,515	ConocoPhillips	17,144,653
54,708	Marathon Petroleum Corp.	7,958,373
68,420	Phillips 66	8,334,924
52,371	Valero Energy Corp.	6,795,661
		40,233,611
	Pipeline Transportation — 5.3%
35,811	Targa Resources Corp.	5,979,004
199,248	Williams Companies, Inc.	10,434,618
		16,413,622
	Support Activities for Mining — 6.3%
144,308	Halliburton Co.	4,003,104
45,177	Hess Corp.	6,075,403
232,114	Schlumberger Ltd. ADR (Curaco)	9,300,808
		19,379,315
	Utilities — 5.5%
315,632	Kinder Morgan, Inc.	7,736,140
95,473	ONEOK, Inc.	9,249,424
		16,985,564
	TOTAL COMMON STOCKS (Cost $219,812,278)	$218,815,922

The accompanying notes are an integral part of these financial statements.

57

Direxion Daily Energy Bull 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 28.1%
	Money Market Funds — 28.1%
71,908,438	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$71,908,438
14,644,889	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(a)	14,644,889
209,925	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	209,925
	TOTAL SHORT TERM INVESTMENTS (Cost $86,763,252)	$86,763,252
	TOTAL INVESTMENTS (Cost $306,575,530) — 98.8%(b)	$305,579,174
	Other Assets in Excess of Liabilities — 1.2%	3,630,871
	TOTAL NET ASSETS — 100.0%	$309,210,045

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $156,194,403.
ADR - American Depository Receipt
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Energy Select Sector Index	5.3100% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	68,451	$60,704,602	$1,805,145
Total return of Energy Select Sector Index	5.6200% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	59,814	52,114,314	2,518,071
Total return of Energy Select Sector Index	5.5500% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	92,387	83,922,132	917,253
Total return of Energy Select Sector Index	5.4700% representing 1 month SOFR rate + spread	Barclays	12/23/2024	207,970	184,089,682	5,702,177
					$380,830,730	$10,942,646

The accompanying notes are an integral part of these financial statements.

58

Direxion Daily Energy Bear 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 106.5%
	Money Market Funds — 106.5%
19,726,470	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$19,726,470
1,102,495	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(a)	1,102,495
3,789,786	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	3,789,786
	TOTAL SHORT TERM INVESTMENTS (Cost $24,618,751)(b)	$24,618,751
	TOTAL INVESTMENTS (Cost $24,618,751) — 106.5%	$24,618,751
	Liabilities in Excess of Other Assets — (6.5)%	(1,504,497)
	TOTAL NET ASSETS — 100.0%	$23,114,254

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,706,581.
Short Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
4.8600% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	BNP Paribas	12/4/2024	16,142	$15,483,889	$502,717
5.4200% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	J.P. Morgan	12/16/2024	19,824	19,554,347	1,350,701
5.1600% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	UBS Securities LLC	12/17/2024	7,961	7,752,702	447,420
5.1700% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	Barclays	12/23/2024	5,659	5,113,779	(76,213)
					$ 47,904,717	$2,224,625

The accompanying notes are an integral part of these financial statements.

59

Direxion Daily Gold Miners Index Bull 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	INVESTMENT COMPANIES — 49.2%
6,917,894	VanEck Gold Miners ETF(a)	$279,067,844
	TOTAL INVESTMENT COMPANIES (Cost $267,047,553)	$279,067,844
	SHORT TERM INVESTMENTS — 54.2%
	Money Market Funds — 54.2%
233,480,237	Dreyfus Government Cash Management Institutional Shares, 4.76%(b)	$233,480,237
25,194,615	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(b)	25,194,615
48,575,984	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(b)	48,575,984
	TOTAL SHORT TERM INVESTMENTS (Cost $307,250,836)	$307,250,836
	TOTAL INVESTMENTS (Cost $574,298,389) — 103.4%(c)	$586,318,680
	Liabilities in Excess of Other Assets — (3.4)%	(19,481,621)
	TOTAL NET ASSETS — 100.0%	$566,837,059

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at October 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $365,369,379.
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of VanEck Gold Miners ETF	5.6100% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	2,203,832	$81,879,780	$6,021,275
Total return of VanEck Gold Miners ETF	5.5700% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	3,033,950	96,131,517	22,939,880
Total return of VanEck Gold Miners ETF	5.8200% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	4,006,450	120,738,641	36,651,743
Total return of VanEck Gold Miners ETF	5.5600% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	4,314,835	127,613,224	41,967,461
Total return of VanEck Gold Miners ETF	5.5700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	4,612,080	138,298,758	41,972,244
Total return of VanEck Gold Miners ETF	5.6900% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	3,014,729	88,673,823	29,950,819
					$653,335,743	$179,503,422

The accompanying notes are an integral part of these financial statements.

60

Direxion Daily Gold Miners Index Bear 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 111.9%
	Money Market Funds — 111.9%
64,997,045	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$64,997,045
41,333,796	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	41,333,796
	TOTAL SHORT TERM INVESTMENTS (Cost $106,330,841)(b)	$106,330,841
	TOTAL INVESTMENTS (Cost $106,330,841) — 111.9%	$ 106,330,841
	Liabilities in Excess of Other Assets — (11.9)%	(11,348,161)
	TOTAL NET ASSETS — 100.0%	$94,982,680

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $55,478,025.
Short Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.2000% representing 1 month SOFR rate + spread	Total return of VanEck Gold Miners ETF	BNP Paribas	12/4/2024	574,121	$24,557,962	$1,206,914
5.6200% representing 1 month SOFR rate + spread	Total return of VanEck Gold Miners ETF	Bank of America Merrill Lynch	12/11/2024	1,596,888	57,577,778	(5,982,029)
5.2200% representing 1 month SOFR rate + spread	Total return of VanEck Gold Miners ETF	J.P. Morgan	12/16/2024	426,114	14,917,714	(1,880,703)
4.9700% representing 1 month SOFR rate + spread	Total return of VanEck Gold Miners ETF	UBS Securities LLC	12/17/2024	1,170,394	43,498,737	(3,001,380)
5.4500% representing 1 month SOFR rate + spread	Total return of VanEck Gold Miners ETF	Citibank N.A.	12/19/2024	942,217	36,141,742	(1,607,641)
					$176,693,933	$(11,264,839)

The accompanying notes are an integral part of these financial statements.

61

Direxion Daily Junior Gold Miners Index Bull 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	INVESTMENT COMPANIES — 34.2%
2,136,610	VanEck Junior Gold Miners ETF (a)	$110,206,344
	TOTAL INVESTMENT COMPANIES (Cost $101,822,627)	$110,206,344
	SHORT TERM INVESTMENTS — 70.4%
	Money Market Funds — 70.4%
222,619,680	Dreyfus Government Cash Management Institutional Shares, 4.76%(b)	$ 222,619,680
4,504,940	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(b)	4,504,940
	TOTAL SHORT TERM INVESTMENTS (Cost $227,124,620)	$227,124,620
	TOTAL INVESTMENTS (Cost $328,947,247) — 104.6%(c)	$ 337,330,964
	Liabilities in Excess of Other Assets — (4.6)%	(14,732,522)
	TOTAL NET ASSETS — 100.0%	$322,598,442

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at October 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $158,375,148.
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of VanEck Junior Gold Miners ETF	5.6100% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	2,886,204	$100,991,260	$43,709,845
Total return of VanEck Junior Gold Miners ETF	5.5200% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	2,017,105	74,150,211	27,313,999
Total return of VanEck Junior Gold Miners ETF	5.5600% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	3,582,072	126,986,097	52,244,200
Total return of VanEck Junior Gold Miners ETF	5.5000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	1,885,084	94,560,900	2,230,372
					$ 396,688,468	$125,498,416

The accompanying notes are an integral part of these financial statements.

62

Direxion Daily Junior Gold Miners Index Bear 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 125.8%
	Money Market Funds — 125.8%
52,100,842	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$52,100,842
17,015,678	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	17,015,678
	TOTAL SHORT TERM INVESTMENTS (Cost $69,116,520)(b)	$69,116,520
	TOTAL INVESTMENTS (Cost $69,116,520) — 125.8%	$69,116,520
	Liabilities in Excess of Other Assets — (25.8)%	(14,180,523)
	TOTAL NET ASSETS — 100.0%	$54,935,997

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $35,868,769.
Short Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.2000% representing 1 month SOFR rate + spread	Total return of VanEck Junior Gold Miners ETF	BNP Paribas	12/5/2024	458,833	$21,615,799	$(1,871,482)
5.2200% representing 1 month SOFR rate + spread	Total return of VanEck Junior Gold Miners ETF	J.P. Morgan	12/16/2024	634,223	26,920,795	(5,280,671)
4.9700% representing 1 month SOFR rate + spread	Total return of VanEck Junior Gold Miners ETF	UBS Securities LLC	12/17/2024	579,416	23,347,298	(5,847,138)
5.2200% representing 1 month SOFR rate + spread	Total return of VanEck Junior Gold Miners ETF	Citibank N.A.	12/19/2024	457,437	24,457,302	933,735
					$96,341,194	$(12,065,556)

The accompanying notes are an integral part of these financial statements.

63

Direxion Daily Magnificent 7 Bull 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 29.4%
	Computer and Electronic Product Manufacturing — 13.1%
4,775	Alphabet, Inc. Class A	$817,050
3,423	Apple, Inc.	773,290
6,734	NVIDIA Corp.	894,006
		2,484,346
	General Merchandise Retailers — 4.0%
4,077	Amazon.com, Inc.(a)	759,953
	Professional, Scientific, and Technical Services — 4.2%
1,392	Meta Platforms, Inc. Class A	790,072
	Publishing Industries — 3.8%
1,795	Microsoft Corp.	729,398
	Transportation Equipment Manufacturing — 4.3%
3,279	Tesla, Inc.(a)	819,258
	TOTAL COMMON STOCKS (Cost $4,878,984)	$5,583,027
	SHORT TERM INVESTMENTS — 77.2%
	Money Market Funds — 77.2%
8,104,158	Dreyfus Government Cash Management Institutional Shares, 4.76%(b)	8,104,158
1,392,440	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(b)	1,392,440
120,450	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(b)	120,450
5,060,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(b)	5,060,000
	TOTAL SHORT TERM INVESTMENTS (Cost $14,677,048)	$14,677,048
	TOTAL INVESTMENTS (Cost $19,556,032) — 106.6%(c)	$20,260,075
	Liabilities in Excess of Other Assets — (6.6)%	(1,256,199)
	TOTAL NET ASSETS — 100.0%	$19,003,876

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at October 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,917,485.
The accompanying notes are an integral part of these financial statements.

64

Direxion Daily Magnificent 7 Bull 2X Shares
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Indxx Magnificent 7 Index	5.5200% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	2,681	$16,576,918	$1,012,976
Total return of Indxx Magnificent 7 Index	5.6200% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2024	2,224	15,065,190	(387,117)
Total return of Indxx Magnificent 7 Index	5.8200% representing 1 month SOFR rate + spread	Barclays	12/23/2024	1	6,197	352
					$31,648,305	$626,211

The accompanying notes are an integral part of these financial statements.

65

Direxion Daily NYSE FANG+ Bull 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 44.7%
	Computer and Electronic Product Manufacturing — 18.3%
16,451	Alphabet, Inc.	$2,814,931
11,913	Apple, Inc.	2,691,266
16,262	Broadcom, Inc.	2,760,800
23,190	NVIDIA Corp.	3,078,704
		11,345,701
	General Merchandise Retailers — 4.2%
14,102	Amazon.com, Inc.(a)	2,628,613
	Motion Picture and Sound Recording Industries — 4.6%
3,808	Netflix, Inc.(a)	2,878,962
	Professional, Scientific, and Technical Services — 8.9%
4,887	Meta Platforms, Inc.	2,773,763
2,953	ServiceNow, Inc.(a)	2,755,120
		5,528,883
	Publishing Industries — 8.7%
9,842	CrowdStrike Holdings, Inc.(a)	2,921,794
6,102	Microsoft Corp.	2,479,548
		5,401,342
	TOTAL COMMON STOCKS (Cost $27,007,417)	$27,783,501
	SHORT TERM INVESTMENTS — 60.3%
	Money Market Funds — 60.3%
29,114,516	Dreyfus Government Cash Management Institutional Shares, 4.76%(b)	$29,114,516
2,130,004	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(b)	2,130,004
6,223,180	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(b)	6,223,180
	TOTAL SHORT TERM INVESTMENTS (Cost $37,467,700)	$37,467,700
	TOTAL INVESTMENTS (Cost $64,475,117) — 105.0%(c)	$ 65,251,201
	Liabilities in Excess of Other Assets — (5.0)%	(3,118,848)
	TOTAL NET ASSETS — 100.0%	$62,132,353

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at October 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $30,526,670.
The accompanying notes are an integral part of these financial statements.

66

Direxion Daily NYSE FANG+ Bull 2X Shares
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of NYSE FANG+ Index	5.7000% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	2,204	$24,321,999	$1,063,577
Total return of NYSE FANG+ Index	5.6200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	3,538	34,001,020	5,762,783
Total return of NYSE FANG+ Index	5.5700% representing 1 month SOFR rate + spread	Barclays	12/23/2024	2,080	18,058,974	5,224,711
Total return of NYSE FANG+ Index	5.7100% representing 1 month SOFR rate + spread	J.P. Morgan	5/12/2025	483	5,344,215	203,997
					$ 81,726,208	$12,255,068

The accompanying notes are an integral part of these financial statements.

67

Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	INVESTMENT COMPANIES — 44.8%
396,366	Global X Robotics & Artificial Intelligence ETF(a)	$12,588,585
	TOTAL INVESTMENT COMPANIES (Cost $11,953,595)	$12,588,585
	SHORT TERM INVESTMENTS — 57.9%
	Money Market Funds — 57.9%
10,895,461	Dreyfus Government Cash Management Institutional Shares, 4.76%(b)	$10,895,461
189,299	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(b)	189,299
5,200,986	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(b)	5,200,986
	TOTAL SHORT TERM INVESTMENTS (Cost $16,285,746)	$16,285,746
	TOTAL INVESTMENTS (Cost $28,239,341) — 102.7%(c)	$28,874,331
	Liabilities in Excess of Other Assets — (2.7)%	(755,401)
	TOTAL NET ASSETS — 100.0%	$28,118,930

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at October 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,576,215.
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	5.6200% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	40,381	$1,155,055	$87,616
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	5.6100% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	503,423	14,512,513	974,472
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	5.5700% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	767,075	21,696,663	1,631,658
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	5.6700% representing 1 month SOFR rate + spread	Barclays	12/23/2024	63,479	1,987,838	11,986
					$39,352,069	$2,705,732

The accompanying notes are an integral part of these financial statements.

68

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 62.5%
	Gasoline Stations and Fuel Dealers — 2.2%
41,290	Chevron Corp.	$6,144,778
112,916	Delek US Holdings, Inc.	1,769,393
		7,914,171
	Merchant Wholesalers, Durable Goods — 0.2%
16,361	REX American Resources Corp.(a)	731,828
	Merchant Wholesalers, Nondurable Goods — 1.8%
128,473	HF Sinclair Corp.	4,960,342
48,778	World Kinect Corp.	1,275,545
		6,235,887
	Oil and Gas Extraction — 40.4%
219,163	Antero Resources Corp.(a)	5,671,938
242,517	APA Corp.	5,723,401
117,375	Berry Petroleum Corp.	589,222
80,213	California Resources Corp.	4,168,670
43,309	Chord Energy Corp.	5,417,956
148,273	Clean Energy Fuels Corp.(a)	419,613
212,353	CNX Resources Corp.(a)	7,226,373
159,759	Comstock Resources, Inc.(b)	1,846,814
254,861	Coterra Energy, Inc.	6,096,275
285,756	Crescent Energy Co.	3,551,947
147,167	Devon Energy Corp.	5,692,419
33,669	Diamondback Energy, Inc.	5,951,669
48,636	EOG Resources, Inc.	5,931,647
174,923	EQT Corp.	6,391,686
79,295	Expand Energy Corp.	6,717,872
52,227	Exxon Mobil Corp.	6,099,069
119,333	Green Plains, Inc.(a)	1,459,443
675,746	Kosmos Energy Ltd.(a)	2,540,805
227,497	Magnolia Oil & Gas Corp.(b)	5,751,124
222,184	Marathon Oil Corp.	6,154,497
116,490	Matador Resources Co.	6,070,294
169,908	Murphy Oil Corp.	5,348,704
138,563	Northern Oil and Gas, Inc.	5,022,909
113,725	Occidental Petroleum Corp.	5,698,760
112,358	Par Pacific Holdings, Inc.(a)	1,735,931
430,368	Permian Resources Corp.	5,865,916
199,990	Range Resources Corp.	6,005,700
24,863	Sable Offshore Corp.(a)(b)	555,937
30,022	SandRidge Energy, Inc.	332,944
148,263	SM Energy Co.(b)	6,222,598
116,033	VAALCO Energy, Inc.(b)	619,616
84,443	Viper Energy, Inc.	4,382,592
16,650	Vitesse Energy, Inc.(b)	414,085
		141,678,426

The accompanying notes are an integral part of these financial statements.

69

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Petroleum and Coal Products Manufacturing — 8.6%
56,091	ConocoPhillips	$6,144,208
65,207	CVR Energy, Inc.(b)	1,036,791
35,493	Marathon Petroleum Corp.	5,163,167
172,871	PBF Energy, Inc.	4,930,281
45,824	Phillips 66	5,582,280
43,245	Valero Energy Corp.	5,611,471
60,881	Vital Energy, Inc.(a)	1,660,225
		30,128,423
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.4%
58,652	Sitio Royalties Corp.	1,307,353
	Support Activities for Mining — 6.5%
109,647	Civitas Resources, Inc.	5,349,677
21,367	Gulfport Energy Corp.(a)	2,958,048
45,155	Hess Corp.	6,072,445
31,598	HighPeak Energy, Inc.(b)	404,454
149,591	Ovintiv, Inc.	5,863,967
206,809	Talos Energy, Inc.(a)(b)	2,113,588
		22,762,179
	Utilities — 2.4%
7,179	Texas Pacific Land Corp.(b)	8,370,714
	TOTAL COMMON STOCKS (Cost $249,474,642)	$219,128,981
	SHORT TERM INVESTMENTS — 43.1%
	Money Market Funds — 43.1%
112,166,397	Dreyfus Government Cash Management Institutional Shares, 4.76%(c)(d)	112,166,397
1,244,068	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(c)	1,244,068
37,538,470	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(c)	37,538,470
	TOTAL SHORT TERM INVESTMENTS (Cost $150,948,935)	$150,948,935
	TOTAL INVESTMENTS (Cost $400,423,577) — 105.6%(e)	$370,077,916
	Liabilities in Excess of Other Assets — (5.6)%	(20,026,572)
	TOTAL NET ASSETS — 100.0%	$350,051,344

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $219,399,929.
The accompanying notes are an integral part of these financial statements.

70

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	5.3600% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	8,815	$46,522,573	$(3,454,394)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	5.3600% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	16,612	83,489,284	(1,878,724)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	5.4700% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	14,536	73,155,618	(639,124)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	5.5400% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	13,657	68,282,865	(724,819)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	5.5900% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	16,865	87,408,006	(4,638,071)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	5.3500% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	24,834	131,056,323	(8,462,900)
					$489,914,669	$(19,798,032)

The accompanying notes are an integral part of these financial statements.

71

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 98.5%
	Money Market Funds — 98.5%
26,113,580	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$26,113,580
5,235,785	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(a)	5,235,785
8,280,432	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	8,280,432
	TOTAL SHORT TERM INVESTMENTS (Cost $39,629,797)(b)	$39,629,797
	TOTAL INVESTMENTS (Cost $39,629,797) — 98.5%	$ 39,629,797
	Other Assets in Excess of Liabilities — 1.5%	592,550
	TOTAL NET ASSETS — 100.0%	$40,222,347

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $16,866,126.
Short Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
5.1200% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Goldman Sachs	12/10/2024	5,144	$27,677,832	$1,884,485
5.2700% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Bank of America Merrill Lynch	12/11/2024	941	5,301,487	619,875
5.3000% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	J.P. Morgan	12/16/2024	1,715	8,527,203	90,833
5.1700% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	UBS Securities LLC	12/17/2024	3,702	22,051,810	3,765,871
5.0900% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Citibank N.A.	12/19/2024	4,441	24,926,052	2,793,489
					$ 88,484,384	$9,154,553

The accompanying notes are an integral part of these financial statements.

72

Direxion Daily Travel & Vacation Bull 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 76.1%
	Accommodation — 28.7%
1,972	Airbnb, Inc. Class A(a)	$265,806
3,862	Apple Hospitality REIT, Inc.	57,042
1,226	Boyd Gaming Corp.	84,950
553	Choice Hotels International, Inc.	77,149
1,314	Hilton Grand Vacations, Inc.(a)	48,460
1,398	Hilton Worldwide Holdings, Inc.	328,320
5,792	Host Hotels & Resorts, Inc.	99,854
2,586	Huazhu Group Ltd. ADR	94,880
472	Hyatt Hotels Corp.	68,652
1,345	InterContinental Hotels Group PLC ADR (United Kingdom)(b)	149,900
3,997	Las Vegas Sands Corp.	207,244
1,245	Marriott International, Inc. Class A	323,725
6,548	Melco Resorts & Entertainment Ltd. ADR(a)	44,003
2,676	MGM Resorts International(a)	98,664
3,885	Park Hotels & Resorts, Inc.	53,963
3,013	Penn Entertainment, Inc.(a)	59,507
5,071	Sunstone Hotel Investors, Inc.	51,166
1,301	Travel + Leisure Co.	62,201
394	Vail Resorts, Inc.	65,282
1,006	Wyndham Hotels & Resorts, Inc.	88,850
1,103	Wynn Resorts Ltd.	105,910
		2,435,528
	Administrative and Support Services — 11.1%
75	Booking Holdings, Inc.	350,719
1,450	Live Nation Entertainment, Inc.(a)	169,853
886	MakeMyTrip Ltd. ADR (India)(a)	89,920
1,385	Royal Caribbean Cruises Ltd. ADR (Liberia)	285,795
2,902	TripAdvisor, Inc.(a)	46,548
		942,835
	Air Transportation — 13.8%
1,739	Alaska Air Group, Inc.(a)	83,316
842	Allegiant Travel Co.	54,739
7,806	American Airlines Group, Inc.(a)	104,600
555	Copa Holdings SA ADR (Panama)	54,002
4,933	Delta Air Lines, Inc.	282,266
9,042	JetBlue Airways Corp.(a)(b)	51,539
3,240	Ryanair Holdings PLC ADR (Ireland)	143,402
715	SkyWest, Inc.(a)	68,068
4,112	Southwest Airlines Co.	125,745
2,600	United Continental Holdings, Inc.(a)	203,476
		1,171,153
	Amusement, Gambling, and Recreation Industries — 3.9%
2,923	The Walt Disney Co.	281,193
1,061	United Parks & Resorts, Inc.(a)	55,840
		337,033

The accompanying notes are an integral part of these financial statements.

73

Direxion Daily Travel & Vacation Bull 2X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Management of Companies and Enterprises — 5.5%
4,594	Norwegian Cruise Line Holdings Ltd. ADR(a)	$116,412
5,424	Trip.com Group Ltd. ADR (China)(a)	349,306
		465,718
	Performing Arts, Spectator Sports, and Related Industries — 2.2%
2,351	Caesars Entertainment, Inc.(a)	94,158
681	Churchill Downs, Inc.	95,408
		189,566
	Real Estate — 6.2%
2,650	Gaming & Leisure Properties, Inc.	133,004
649	Marriott Vacations Worldwide Corp.	49,992
3,319	Pebblebrook Hotel Trust	39,762
755	Ryman Hospitality Properties, Inc.	80,823
7,145	VICI Properties, Inc.	226,925
		530,506
	Support Activities for Transportation — 2.2%
1,195	Expedia, Inc.(a)	186,790
	Water Transportation — 2.5%
9,623	Carnival Corp. ADR (Panama)(a)	211,705
	TOTAL COMMON STOCKS (Cost $6,754,840)	$6,470,834
	SHORT TERM INVESTMENTS — 26.4%
	Money Market Funds — 26.4%
1,426,742	Dreyfus Government Cash Management Institutional Shares, 4.76%(c)(d)	$1,426,742
812,907	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(c)	812,907
	TOTAL SHORT TERM INVESTMENTS (Cost $2,239,649)	$2,239,649
	TOTAL INVESTMENTS (Cost $8,994,489) — 102.5%(e)	$8,710,483
	Liabilities in Excess of Other Assets — (2.5)%	(216,657)
	TOTAL NET ASSETS — 100.0%	$8,493,826

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,058,088.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

74

Direxion Daily Travel & Vacation Bull 2X Shares
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of BlueStar® Travel and Vacation Index	5.4700% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	23,896	$3,959,267	$101,950
Total return of BlueStar® Travel and Vacation Index	5.6200% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	36,920	5,464,160	693,437
					$9,423,427	$795,387

The accompanying notes are an integral part of these financial statements.

75

Direxion Daily Uranium Industry Bull 2X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	INVESTMENT COMPANIES — 47.6%
83,733	Global X Uranium ETF(a)	$2,573,115
25,100	Sprott Uranium Miners ETF(a)	1,186,226
	TOTAL INVESTMENT COMPANIES (Cost $3,809,802)	$3,759,341
	SHORT TERM INVESTMENTS — 57.7%
	Money Market Funds — 57.7%
2,387,826	Dreyfus Government Cash Management Institutional Shares, 4.76%(b)	$2,387,826
662,027	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(b)	662,027
1,500,748	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(b)	1,500,748
	TOTAL SHORT TERM INVESTMENTS (Cost $4,550,601)	$4,550,601
	TOTAL INVESTMENTS (Cost $8,360,403) — 105.3%(c)	$8,309,942
	Liabilities in Excess of Other Assets — (5.3)%	(416,613)
	TOTAL NET ASSETS — 100.0%	$7,893,329

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at October 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,732,775.
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	5.7700% representing 1 month SOFR rate + spread	BNP Paribas	12/5/2024	66	$295,127	$(15,091)
Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	5.7200% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	1,943	8,177,654	88,447
Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	5.5200% representing 1 month SOFR rate + spread	Goldman Sachs	9/24/2025	807	2,941,378	481,878
					$11,414,159	$555,234

The accompanying notes are an integral part of these financial statements.

76

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2024

	Direxion Daily S&P 500® Bear 1X Shares	Direxion Daily AAPL Bear 1X Shares	Direxion Daily AMZN Bear 1X Shares	Direxion Daily AVGO Bear 1X Shares
Assets:
Investments, at fair value (Note 2)	$159,015,626	$25,532,884	$4,119,292	$2,504,142
Receivable for Fund shares sold	1,137,515	—	—	—
Due from Adviser, net (Note 6)	—	—	—	10,234
Dividend and interest receivable	655,943	105,880	16,692	7,076
Due from broker for swap contracts	—	5,606	7,478	17,297
Unrealized appreciation on swap contracts	756,589	62,903	17,426	204,687
Prepaid expenses and other assets	33,395	166	300	—
Total assets	161,599,068	25,707,439	4,161,188	2,743,436
Liabilities:
Payable for Fund shares redeemed	5,687,578	—	—	—
Unrealized depreciation on swap contracts	8,551,167	184,753	6,815	—
Due to Adviser, net (Note 6)	7,142	8,951	2,276	—
Due to broker for swap contracts	—	5,998	10,358	—
Accrued expenses and other liabilities	45,272	9,839	5,223	11,690
Total liabilities	14,291,159	209,541	24,672	11,690
Net Assets	$147,307,909	$25,497,898	$4,136,516	$2,731,746
Net Assets Consist of:
Capital stock	$353,191,429	$37,090,254	$7,226,589	$2,500,025
Total distributable earnings (loss)	(205,883,520)	(11,592,356)	(3,090,073)	231,721
Net assets	$147,307,909	$25,497,898	$4,136,516	$2,731,746
Calculation of Net Asset Value Per Share:
Net assets	$147,307,909	$25,497,898	$4,136,516	$2,731,746
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	12,949,983	1,500,001	300,001	100,001
Net assets value, redemption price and offering price per share	$11.38	$17.00	$13.79	$27.32
Cost of Investments	$159,015,626	$25,532,884	$4,119,292	$2,504,142

The accompanying notes are an integral part of these financial statements.

77

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Direxion Daily GOOGL Bear 1X Shares	Direxion Daily META Bear 1X Shares	Direxion Daily MSFT Bear 1X Shares	Direxion Daily MU Bear 1X Shares
Assets:
Investments, at fair value (Note 2)	$4,436,729	$6,377,260	$7,567,567	$2,449,027
Due from Adviser, net (Note 6)	—	6,720	—	10,364
Dividend and interest receivable	18,019	24,687	27,202	6,982
Due from broker for swap contracts	34,820	9,061	6,762	4,518
Unrealized appreciation on swap contracts	98,946	50,558	503,393	80,112
Prepaid expenses and other assets	255	695	210	—
Total assets	4,588,769	6,468,981	8,105,134	2,551,003
Liabilities:
Unrealized depreciation on swap contracts	174,326	254,136	—	—
Due to Adviser, net (Note 6)	2,351	—	4,105	—
Due to broker for swap contracts	290,545	9,347	212,190	4,736
Accrued expenses and other liabilities	5,312	7,600	6,015	11,682
Total liabilities	472,534	271,083	222,310	16,418
Net Assets	$4,116,235	$6,197,898	$7,882,824	$2,534,585
Net Assets Consist of:
Capital stock	$6,982,694	$6,675,787	$11,769,429	$2,500,025
Total distributable earnings (loss)	(2,866,459)	(477,889)	(3,886,605)	34,560
Net assets	$4,116,235	$6,197,898	$7,882,824	$2,534,585
Calculation of Net Asset Value Per Share:
Net assets	$4,116,235	$6,197,898	$7,882,824	$2,534,585
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	300,001	300,001	550,001	100,001
Net assets value, redemption price and offering price per share	$13.72	$20.66	$14.33	$25.35
Cost of Investments	$4,436,729	$6,377,260	$7,567,567	$2,449,027

The accompanying notes are an integral part of these financial statements.

78

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Direxion Daily NFLX Bear 1X Shares	Direxion Daily NVDA Bear 1X Shares	Direxion Daily TSLA Bear 1X Shares	Direxion Daily TSM Bear 1X Shares
Assets:
Investments, at fair value (Note 2)	$4,752,990	$29,735,377	$56,378,874	$3,977,737
Receivable for Fund shares sold	—	2,333,206	3,514	—
Due from Adviser, net (Note 6)	15,991	—	—	9,860
Dividend and interest receivable	13,216	112,944	195,984	11,226
Due from broker for swap contracts	7,913	12,213	97,539	9,366
Unrealized appreciation on swap contracts	—	295,078	282,982	97,816
Prepaid expenses and other assets	—	654	252	—
Total assets	4,790,110	32,489,472	56,959,145	4,106,005
Liabilities:
Payable for Fund shares redeemed	—	1,499,629	11,714,909	—
Unrealized depreciation on swap contracts	110,953	1,305,555	408,620	91,146
Due to Adviser, net (Note 6)	—	3,854	14,596	—
Due to broker for swap contracts	9,841	12,678	784,407	9,658
Accrued expenses and other liabilities	11,985	8,653	14,681	11,933
Total liabilities	132,779	2,830,369	12,937,213	112,737
Net Assets	$4,657,331	$29,659,103	$44,021,932	$3,993,268
Net Assets Consist of:
Capital stock	$4,829,345	$41,340,925	$74,138,684	$4,117,642
Total distributable loss	(172,014)	(11,681,822)	(30,116,752)	(124,374)
Net assets	$4,657,331	$29,659,103	$44,021,932	$3,993,268
Calculation of Net Asset Value Per Share:
Net assets	$4,657,331	$29,659,103	$44,021,932	$3,993,268
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	200,001	4,450,001	3,100,001	175,001
Net assets value, redemption price and offering price per share	$23.29	$6.66	$14.20	$22.82
Cost of Investments	$4,752,990	$29,735,377	$56,378,874	$3,977,737

The accompanying notes are an integral part of these financial statements.

79

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Direxion Daily Crypto Industry Bear 1X Shares	Direxion Daily Magnificent 7 Bear 1X Shares	Direxion Daily AAPL Bull 2X Shares	Direxion Daily AMZN Bull 2X Shares
Assets:
Investments, at fair value (Note 2)	$2,527,147	$2,553,237	$101,283,563	$167,820,118
Receivable for Fund shares sold	—	—	—	800,197
Due from Adviser, net (Note 6)	14,586	791	—	—
Dividend and interest receivable	10,864	10,381	322,165	473,243
Due from broker for swap contracts	—	3,594	93,637	—
Unrealized appreciation on swap contracts	149,359	—	6,749,922	61
Prepaid expenses and other assets	1,337	1,208	144	208
Total assets	2,703,293	2,569,211	108,449,431	169,093,827
Liabilities:
Unrealized depreciation on swap contracts	—	101,211	226,058	3,594,415
Due to Adviser, net (Note 6)	—	—	31,735	47,605
Due to broker for swap contracts	100,000	3,982	10,082,866	6,974,995
Accrued expenses and other liabilities	10,396	11,153	28,625	39,797
Total liabilities	110,396	116,346	10,369,284	10,656,812
Net Assets	$2,592,897	$2,452,865	$98,080,147	$158,437,015
Net Assets Consist of:
Capital stock	$2,484,221	$3,263,786	$78,512,130	$163,291,574
Total distributable earnings (loss)	108,676	(810,921)	19,568,017	(4,854,559)
Net assets	$2,592,897	$2,452,865	$98,080,147	$158,437,015
Calculation of Net Asset Value Per Share:
Net assets	$2,592,897	$2,452,865	$98,080,147	$158,437,015
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	100,001	125,001	2,775,001	4,950,001
Net assets value, redemption price and offering price per share	$25.93	$19.62	$35.34	$32.01
Cost of Investments	$2,527,147	$2,553,237	$97,606,296	$165,938,783

The accompanying notes are an integral part of these financial statements.

80

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Direxion Daily AVGO Bull 2X Shares	Direxion Daily GOOGL Bull 2X Shares	Direxion Daily META Bull 2X Shares	Direxion Daily MSFT Bull 2X Shares
Assets:
Investments, at fair value (Note 2)	$4,626,282	$154,508,029	$56,564,084	$149,968,310
Receivable for Fund shares sold	—	1,960	487	26,520,810
Receivable for investments sold	—	11,976,737	2,837,776	—
Due from Adviser, net (Note 6)	9,950	—	5,651	—
Dividend and interest receivable	8,084	442,914	123,487	406,514
Due from broker for swap contracts	7,837	—	—	—
Unrealized appreciation on swap contracts	—	13,550,548	4,770,158	—
Prepaid expenses and other assets	—	207	694	208
Total assets	4,652,153	180,480,395	64,302,337	176,895,842
Liabilities:
Payable for Fund shares redeemed	—	7,039,527	1,924,919	—
Unrealized depreciation on swap contracts	494,405	—	1,036,905	10,538,967
Due to Adviser, net (Note 6)	—	41,078	—	38,746
Due to broker for swap contracts	40,581	19,516,765	8,591,327	6,965,001
Accrued expenses and other liabilities	11,794	31,595	12,587	30,730
Total liabilities	546,780	26,628,965	11,565,738	17,573,444
Net Assets	$4,105,373	$153,851,430	$52,736,599	$159,322,398
Net Assets Consist of:
Capital stock	$4,727,016	$142,139,408	$50,442,615	$168,359,432
Total distributable earnings (loss)	(621,643)	11,712,022	2,293,984	(9,037,034)
Net assets	$4,105,373	$153,851,430	$52,736,599	$159,322,398
Calculation of Net Asset Value Per Share:
Net assets	$4,105,373	$153,851,430	$52,736,599	$159,322,398
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	200,001	3,925,001	1,625,001	4,100,001
Net assets value, redemption price and offering price per share	$20.53	$39.20	$32.45	$38.86
Cost of Investments	$4,684,798	$151,984,241	$56,349,940	$149,593,646

The accompanying notes are an integral part of these financial statements.

81

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Direxion Daily MU Bull 2X Shares	Direxion Daily NFLX Bull 2X Shares	Direxion Daily NVDA Bull 2X Shares	Direxion Daily TSLA Bull 2X Shares
Assets:
Investments, at fair value (Note 2)	$5,862,278	$5,283,248	$717,000,919	$2,413,361,229
Receivable for Fund shares sold	—	—	—	473,060
Due from Adviser, net (Note 6)	9,132	15,403	—	—
Dividend and interest receivable	11,502	12,933	2,148,396	6,923,858
Due from broker for swap contracts	—	31,262	1,555,619	4,283,354
Unrealized appreciation on swap contracts	—	384,277	125,012,810	419,481,654
Prepaid expenses and other assets	—	—	654	630
Total assets	5,882,912	5,727,123	845,718,398	2,844,523,785
Liabilities:
Payable for Fund shares redeemed	—	—	2,484,726	10,925,095
Unrealized depreciation on swap contracts	529,713	—	15,676,381	619,817
Due to Adviser, net (Note 6)	—	—	227,928	745,086
Due to broker for swap contracts	43,519	193,160	171,464,932	555,769,887
Accrued expenses and other liabilities	11,879	12,037	117,884	411,492
Total liabilities	585,111	205,197	189,971,851	568,471,377
Net Assets	$5,297,801	$5,521,926	$655,746,547	$2,276,052,408
Net Assets Consist of:
Capital stock	$5,937,734	$5,129,249	$460,653,119	$2,126,120,420
Total distributable earnings (loss)	(639,933)	392,677	195,093,428	149,931,988
Net assets	$5,297,801	$5,521,926	$655,746,547	$2,276,052,408
Calculation of Net Asset Value Per Share:
Net assets	$5,297,801	$5,521,926	$655,746,547	$2,276,052,408
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	225,001	200,001	6,000,001	191,875,001
Net assets value, redemption price and offering price per share	$23.55	$27.61	$109.29	$11.86
Cost of Investments	$5,897,335	$5,246,432	$694,819,297	$2,352,515,065

The accompanying notes are an integral part of these financial statements.

82

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Direxion Daily TSM Bull 2X Shares	Direxion Daily CSI 300 China A Share Bull 2X Shares	Direxion Daily CSI China Internet Index Bull 2X Shares	Direxion Daily S&P 500® Bull 2X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$24,077,595	$383,850,523	$391,776,073	$155,611,839
Receivable for Fund shares sold	215	—	—	—
Due from Adviser, net (Note 6)	5,688	—	—	—
Dividend and interest receivable	33,821	638,303	851,834	130,476
Due from broker for swap contracts	—	6,008,888	1,836,454	3,467
Unrealized appreciation on swap contracts	—	3,206,563	59,197,572	20,755,418
Prepaid expenses and other assets	—	2,156	6,965	2,170
Total assets	24,117,319	393,706,433	453,668,898	176,503,370
Liabilities:
Payable for Fund shares redeemed	715,816	—	13,133	—
Unrealized depreciation on swap contracts	743,486	51,895,940	14,475,253	—
Due to Adviser, net (Note 6)	—	102,081	114,667	61,245
Due to broker for swap contracts	455,102	9,356,256	63,578,575	24,321,188
Accrued expenses and other liabilities	12,866	79,382	223,299	64,028
Total liabilities	1,927,270	61,433,659	78,404,927	24,446,461
Net Assets	$22,190,049	$332,272,774	$375,263,971	$152,056,909
Net Assets Consist of:
Capital stock	$23,162,941	$545,859,841	$817,322,272	$115,351,921
Total distributable earnings (loss)	(972,892)	(213,587,067)	(442,058,301)	36,704,988
Net assets	$22,190,049	$332,272,774	$375,263,971	$152,056,909
Calculation of Net Asset Value Per Share:
Net assets	$22,190,049	$332,272,774	$375,263,971	$152,056,909
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	775,001	20,850,000	9,624,087	1,083,236
Net assets value, redemption price and offering price per share	$28.63	$15.94	$38.99	$140.37
Cost of Investments	$24,119,160	$415,075,266	$365,210,095	$137,364,220
*Value of securities loaned	—	—	—	$87,161

The accompanying notes are an integral part of these financial statements.

83

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Direxion Daily MSCI Brazil Bull 2X Shares	Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	Direxion Daily MSCI India Bull 2X Shares	Direxion Daily AI and Big Data Bull 2X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$119,866,757	$3,462,102	$95,831,600	$7,485,190
Receivable for investments sold	—	—	—	770,432
Due from Adviser, net (Note 6)	—	3,205	—	3,938
Dividend and interest receivable	250,754	5,384	174,229	6,361
Due from broker for swap contracts	79,059	1,348	3,726	2,340
Unrealized appreciation on swap contracts	—	—	9,526,490	502,173
Prepaid expenses and other assets	7,837	3,514	3,311	1,043
Total assets	120,204,407	3,475,553	105,539,356	8,771,477
Liabilities:
Collateral for securities loaned (Note 2)	143,756	—	—	424
Payable for Fund shares redeemed	—	—	10,772	—
Payable for investments purchased	—	—	—	476,379
Unrealized depreciation on swap contracts	11,214,473	160,609	4,827	—
Due to Adviser, net (Note 6)	33,585	—	29,092	—
Due to broker for swap contracts	733,219	2,307	10,136,487	807,830
Accrued expenses and other liabilities	94,082	2,998	69,889	11,540
Total liabilities	12,219,115	165,914	10,251,067	1,296,173
Net Assets	$107,985,292	$3,309,639	$95,288,289	$7,475,304
Net Assets Consist of:
Capital stock	$584,290,922	$3,196,246	$81,958,467	$6,456,993
Total distributable earnings (loss)	(476,305,630)	113,393	13,329,822	1,018,311
Net assets	$107,985,292	$3,309,639	$95,288,289	$7,475,304
Calculation of Net Asset Value Per Share:
Net assets	$107,985,292	$3,309,639	$95,288,289	$7,475,304
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,758,631	125,001	1,449,686	250,001
Net assets value, redemption price and offering price per share	$61.40	$26.48	$65.73	$29.90
Cost of Investments	$122,793,611	$3,390,794	$92,696,701	$7,010,698
*Value of securities loaned	$140,900	—	—	$415

The accompanying notes are an integral part of these financial statements.

84

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Direxion Daily AI and Big Data Bear 2X Shares	Direxion Daily Cloud Computing Bull 2X Shares	Direxion Daily Crypto Industry Bull 2X Shares	Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$2,562,200	$4,806,723	$2,819,937	$6,031,523
Receivable for Fund shares sold	—	—	—	22,213
Receivable for investments sold	—	—	205,814	508,138
Due from Adviser, net (Note 6)	7,765	1,068	13,562	652
Dividend and interest receivable	10,487	3,776	3,889	17,652
Due from broker for swap contracts	17,222	754	1,512	8,766
Foreign tax reclaims	—	3,350	—	—
Unrealized appreciation on swap contracts	—	252,042	114,566	209,689
Prepaid expenses and other assets	1,043	5,816	1,337	1,265
Total assets	2,598,717	5,073,529	3,160,617	6,799,898
Liabilities:
Collateral for securities loaned (Note 2)	—	1,563	—	712,789
Payable for investments purchased	—	—	207,579	511,878
Unrealized depreciation on swap contracts	144,062	237	145,448	8,243
Due to broker for swap contracts	18,925	252,659	126,606	730,129
Accrued expenses and other liabilities	10,478	14,633	10,341	13,573
Total liabilities	173,465	269,092	489,974	1,976,612
Net Assets	$2,425,252	$4,804,437	$2,670,643	$4,823,286
Net Assets Consist of:
Capital stock	$3,150,209	$17,784,351	$2,930,329	$15,425,190
Total distributable loss	(724,957)	(12,979,914)	(259,686)	(10,601,904)
Net assets	$2,425,252	$4,804,437	$2,670,643	$4,823,286
Calculation of Net Asset Value Per Share:
Net assets	$2,425,252	$4,804,437	$2,670,643	$4,823,286
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	125,001	425,001	125,001	274,948
Net assets value, redemption price and offering price per share	$19.40	$11.30	$21.36	$17.54
Cost of Investments	$2,562,200	$5,155,025	$2,821,880	$6,321,178
*Value of securities loaned	$—	$189,220	$—	$687,666

The accompanying notes are an integral part of these financial statements.

85

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Direxion Daily Energy Bull 2X Shares	Direxion Daily Energy Bear 2X Shares	Direxion Daily Gold Miners Index Bull 2X Shares	Direxion Daily Gold Miners Index Bear 2X Shares
Assets:
Investments, at fair value (Note 2)	$305,579,174	$24,618,751	$586,318,680	$106,330,841
Receivable for Fund shares sold	599	359	4,962,215	—
Dividend and interest receivable	541,225	91,377	1,221,557	493,186
Due from broker for swap contracts	243,631	254	3,065,938	259,462
Unrealized appreciation on swap contracts	10,942,646	2,300,838	179,503,422	1,206,914
Prepaid expenses and other assets	127,148	52,329	14,859	5,059
Total assets	317,434,423	27,063,908	775,086,671	108,295,462
Liabilities:
Payable for Fund shares redeemed	22,170	1,197,319	—	—
Unrealized depreciation on swap contracts	—	76,213	—	12,471,753
Due to Adviser, net (Note 6)	98,427	13,371	185,288	30,329
Due to broker for swap contracts	8,043,748	2,654,212	207,903,077	786,140
Accrued expenses and other liabilities	60,033	8,539	161,247	24,560
Total liabilities	8,224,378	3,949,654	208,249,612	13,312,782
Net Assets	$309,210,045	$23,114,254	$566,837,059	$94,982,680
Net Assets Consist of:
Capital stock	$335,848,060	$222,128,290	$2,257,722,449	$816,324,990
Total distributable loss	(26,638,015)	(199,014,036)	(1,690,885,390)	(721,342,310)
Net assets	$309,210,045	$23,114,254	$566,837,059	$94,982,680
Calculation of Net Asset Value Per Share:
Net assets	$309,210,045	$23,114,254	$566,837,059	$94,982,680
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	5,163,531	965,264	11,251,908	1,841,017
Net assets value, redemption price and offering price per share	$59.88	$23.95	$50.38	$51.59
Cost of Investments	$306,575,530	$24,618,751	$574,298,389	$106,330,841

The accompanying notes are an integral part of these financial statements.

86

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Direxion Daily Junior Gold Miners Index Bull 2X Shares	Direxion Daily Junior Gold Miners Index Bear 2X Shares	Direxion Daily Magnificent 7 Bull 2X Shares	Direxion Daily NYSE FANG+ Bull 2X Shares
Assets:
Investments, at fair value (Note 2)	$337,330,964	$69,116,520	$20,260,075	$65,251,201
Receivable for Fund shares sold	—	702	—	—
Dividend and interest receivable	833,127	302,367	16,152	153,378
Due from broker for swap contracts	143,780	718,040	—	62,268
Unrealized appreciation on swap contracts	125,498,416	933,735	1,013,328	12,255,068
Prepaid expenses and other assets	10,500	5,938	1,208	1,043
Total assets	463,816,787	71,077,302	21,290,763	77,722,958
Liabilities:
Payable for Fund shares redeemed	—	2,339,384	—	—
Unrealized depreciation on swap contracts	—	12,999,291	387,117	—
Due to Adviser, net (Note 6)	105,770	17,677	11,056	20,804
Due to broker for swap contracts	141,040,821	767,356	1,875,610	15,541,617
Accrued expenses and other liabilities	71,754	17,597	13,104	28,184
Total liabilities	141,218,345	16,141,305	2,286,887	15,590,605
Net Assets	$322,598,442	$54,935,997	$19,003,876	$62,132,353
Net Assets Consist of:
Capital stock	$1,795,042,438	$351,683,749	$17,054,308	$52,043,760
Total distributable earnings (loss)	(1,472,443,996)	(296,747,752)	1,949,568	10,088,593
Net assets	$322,598,442	$54,935,997	$19,003,876	$62,132,353
Calculation of Net Asset Value Per Share:
Net assets	$322,598,442	$54,935,997	$19,003,876	$62,132,353
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	6,193,351	2,348,040	525,001	429,852
Net assets value, redemption price and offering price per share	$52.09	$23.40	$36.20	$144.54
Cost of Investments	$328,947,247	$69,116,520	$19,556,032	$64,475,117

The accompanying notes are an integral part of these financial statements.

87

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	Direxion Daily Travel & Vacation Bull 2X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$28,874,331	$370,077,916	$39,629,797	$8,710,483
Due from Adviser, net (Note 6)	—	—	—	1,075
Dividend and interest receivable	63,881	730,859	161,389	11,283
Due from broker for swap contracts	—	23,248	24,453	116,252
Unrealized appreciation on swap contracts	2,705,732	—	9,154,553	795,387
Prepaid expenses and other assets	1,446	30,870	3,784	1,778
Total assets	31,645,390	370,862,893	48,973,976	9,636,258
Liabilities:
Collateral for securities loaned (Note 2)	—	665,527	—	11,525
Unrealized depreciation on swap contracts	—	19,798,032	—	—
Due to Adviser, net (Note 6)	13,937	113,163	25,186	—
Due to broker for swap contracts	3,493,603	43,866	8,702,792	1,122,082
Accrued expenses and other liabilities	18,920	190,961	23,651	8,825
Total liabilities	3,526,460	20,811,549	8,751,629	1,142,432
Net Assets	$28,118,930	$350,051,344	$40,222,347	$8,493,826
Net Assets Consist of:
Capital stock	$43,503,801	$464,240,295	$271,853,330	$24,740,726
Total distributable loss	(15,384,871)	(114,188,951)	(231,630,983)	(16,246,900)
Net assets	$28,118,930	$350,051,344	$40,222,347	$8,493,826
Calculation of Net Asset Value Per Share:
Net assets	$28,118,930	$350,051,344	$40,222,347	$8,493,826
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,223,646	12,713,688	3,507,895	500,001
Net assets value, redemption price and offering price per share	$22.98	$27.53	$11.47	$16.99
Cost of Investments	$28,239,341	$400,423,577	$39,629,797	$8,994,489
*Value of securities loaned	$—	$4,563,468	$—	$16,364

The accompanying notes are an integral part of these financial statements.

88

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

Direxion Daily Uranium Industry Bull 2X Shares
Assets:
Investments, at fair value (Note 2)	$8,309,942
Due from Adviser, net (Note 6)	10,034
Dividend and interest receivable	17,664
Due from broker for swap contracts	37,836
Unrealized appreciation on swap contracts	570,325
Prepaid expenses and other assets	1,039
Total assets	8,946,840
Liabilities:
Unrealized depreciation on swap contracts	15,091
Due to broker for swap contracts	1,026,260
Accrued expenses and other liabilities	12,160
Total liabilities	1,053,511
Net Assets	$7,893,329
Net Assets Consist of:
Capital stock	$7,469,702
Total distributable earnings	423,627
Net assets	$7,893,329
Calculation of Net Asset Value Per Share:
Net assets	$7,893,329
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	325,001
Net assets value, redemption price and offering price per share	$24.29
Cost of Investments	$8,360,403

The accompanying notes are an integral part of these financial statements.

89

DIREXION SHARES ETF TRUST
Statements of Operations
For the Year Ended October 31, 2024

	Direxion Daily S&P 500® Bear 1X Shares	Direxion Daily AAPL Bear 1X Shares	Direxion Daily AMZN Bear 1X Shares	Direxion Daily AVGO Bear 1X Shares[1]
Investment Income:
Interest income	$9,509,639	$1,512,047	$180,366	$7,076
Total investment income	9,509,639	1,512,047	180,366	7,076
Expenses:
Investment advisory fees (Note 6)	642,481	216,506	25,378	1,173
Licensing fees	127,461	2,352	305	24
Interest expense	91,208	58,289	629	—
Fund servicing fees	54,564	9,443	1,997	1,045
Management service fees (Note 6)	44,948	7,075	829	38
Professional fees	27,459	11,706	10,188	10,008
Reports to shareholders	17,252	2,713	324	15
Exchange listing fees	6,344	4,009	4,009	251
Pricing fees	4,335	4,335	4,335	262
Trustees’ fees and expenses	3,830	591	69	3
Insurance fees	2,716	437	51	2
Offering fees	—	—	—	30
Other	8,131	1,032	210	81
Total expenses	1,030,729	318,488	48,324	12,932
Recoupment of expenses to Adviser (Note 6)	3,921	14,923	2,455	603
Less: Reimbursement of expenses from Adviser (Note 6)	(117,395)	(881)	(18,004)	(12,049)
Net expenses	917,255	332,530	32,775	1,486
Net investment income	8,592,384	1,179,517	147,591	5,590
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Swap contracts	(46,329,612)	(5,280,087)	(1,461,989)	21,444
Net realized gain (loss)	(46,329,612)	(5,280,087)	(1,461,989)	21,444
Change in net unrealized appreciation (depreciation) on:
Swap contracts	(23,581,910)	(1,488,835)	97,691	204,687
Change in net unrealized appreciation (depreciation)	(23,581,910)	(1,488,835)	97,691	204,687
Net realized and unrealized gain (loss)	(69,911,522)	(6,768,922)	(1,364,298)	226,131
Net increase (decrease) in net assets resulting from operations	$(61,319,138)	$(5,589,405)	$(1,216,707)	$231,721

[1]	Represents the period from October 10, 2024 (commencement of operations) to October 31, 2024.
The accompanying notes are an integral part of these financial statements.

90

DIREXION SHARES ETF TRUST
Statements of Operations
For the Year Ended October 31, 2024(Continued)

	Direxion Daily GOOGL Bear 1X Shares	Direxion Daily META Bear 1X Shares[1]	Direxion Daily MSFT Bear 1X Shares	Direxion Daily MU Bear 1X Shares[2]
Investment Income:
Interest income	$174,811	$84,474	$364,625	$6,982
Total investment income	174,811	84,474	364,625	6,982
Expenses:
Investment advisory fees (Note 6)	24,523	12,750	52,648	1,064
Licensing fees	325	255	610	21
Interest expense	2,206	415	3,172	—
Fund servicing fees	1,948	1,474	3,060	1,041
Management service fees (Note 6)	801	416	1,720	35
Professional fees	10,178	10,087	10,415	10,007
Reports to shareholders	308	165	665	13
Exchange listing fees	4,008	1,639	4,009	251
Pricing fees	4,335	1,628	4,335	263
Trustees’ fees and expenses	67	34	143	3
Insurance fees	48	23	106	2
Offering fees	—	7,259	—	30
Other	233	262	437	80
Total expenses	48,980	36,407	81,320	12,810
Recoupment of expenses to Adviser (Note 6)	2,469	1,248	2,425	604
Less: Reimbursement of expenses from Adviser (Note 6)	(18,180)	(21,091)	(13,885)	(12,066)
Net expenses	33,269	16,564	69,860	1,348
Net investment income	141,542	67,910	294,765	5,634
Net realized and unrealized gain (loss) on investments:
Net realized loss on:
Swap contracts	(1,197,303)	(294,679)	(2,037,606)	(51,186)
Net realized loss	(1,197,303)	(294,679)	(2,037,606)	(51,186)
Change in net unrealized appreciation (depreciation) on:
Swap contracts	(214,058)	(203,578)	585,924	80,112
Change in net unrealized appreciation (depreciation)	(214,058)	(203,578)	585,924	80,112
Net realized and unrealized gain (loss)	(1,411,361)	(498,257)	(1,451,682)	28,926
Net increase (decrease) in net assets resulting from operations	$(1,269,819)	$(430,347)	$(1,156,917)	$34,560

[1]	Represents the period from June 5, 2024 (commencement of operations) to October 31, 2024.
[2]	Represents the period from October 10, 2024 (commencement of operations) to October 31, 2024.
The accompanying notes are an integral part of these financial statements.

91

DIREXION SHARES ETF TRUST
Statements of Operations
For the Year Ended October 31, 2024(Continued)

	Direxion Daily NFLX Bear 1X Shares[1]	Direxion Daily NVDA Bear 1X Shares	Direxion Daily TSLA Bear 1X Shares	Direxion Daily TSM Bear 1X Shares[1]
Investment Income:
Interest income	$13,217	$795,266	$2,629,087	$11,226
Total investment income	13,217	795,266	2,629,087	11,226
Expenses:
Investment advisory fees (Note 6)	2,029	109,479	382,603	1,661
Licensing fees	41	3,068	4,532	33
Interest expense	—	21,677	496,035	—
Fund servicing fees	1,076	5,243	15,900	1,063
Management service fees (Note 6)	66	3,574	12,500	54
Professional fees	10,014	10,859	13,012	10,011
Reports to shareholders	25	1,372	4,794	21
Exchange listing fees	327	4,009	4,009	327
Pricing fees	339	4,335	4,335	339
Trustees’ fees and expenses	6	298	1,043	5
Insurance fees	4	212	764	3
Offering fees	6,574	18,988	—	30
Other	154	1,533	3,043	132
Total expenses	20,655	184,647	942,570	13,679
Recoupment of expenses to Adviser (Note 6)	214	5,787	1,636	923
Less: Reimbursement of expenses from Adviser (Note 6)	(18,299)	(30,084)	—	(12,498)
Net expenses	2,570	160,350	944,206	2,104
Net investment income	10,647	634,916	1,684,881	9,122
Net realized and unrealized gain (loss) on investments:
Net realized loss on:
Swap contracts	(71,708)	(10,572,784)	(6,504,750)	(140,166)
Net realized loss	(71,708)	(10,572,784)	(6,504,750)	(140,166)
Change in net unrealized appreciation (depreciation) on:
Swap contracts	(110,953)	(2,055,523)	(10,492,430)	6,670
Change in net unrealized appreciation (depreciation)	(110,953)	(2,055,523)	(10,492,430)	6,670
Net realized and unrealized loss	(182,661)	(12,628,307)	(16,997,180)	(133,496)
Net DECREASE in net assets resulting from operations	$(172,014)	$(11,993,391)	$(15,312,299)	$(124,374)

[1]	Represents the period from October 3, 2024 (commencement of operations) to October 31, 2024.
The accompanying notes are an integral part of these financial statements.

92

DIREXION SHARES ETF TRUST
Statements of Operations
For the Year Ended October 31, 2024(Continued)

	Direxion Daily Crypto Industry Bear 1X Shares[1]	Direxion Daily Magnificent 7 Bear 1X Shares[2]	Direxion Daily AAPL Bull 2X Shares	Direxion Daily AMZN Bull 2X Shares
Investment Income:
Dividend income	$—	$—	$61,730	$—
Interest income	45,389	129,838	3,212,234	4,614,734
Total investment income	45,389	129,838	3,273,964	4,614,734
Expenses:
Investment advisory fees (Note 6)	2,992	8,390	573,870	783,408
Licensing fees	2,100	15,714	9,338	12,338
Interest expense	4,987	309	306,034	226,332
Fund servicing fees	1,240	1,684	23,257	31,369
Management service fees (Note 6)	209	586	18,729	25,568
Professional fees	10,044	10,128	14,511	16,153
Reports to shareholders	85	222	7,191	9,817
Exchange listing fees	1,484	4,735	4,008	4,008
Pricing fees	1,169	2,612	4,335	4,335
Trustees’ fees and expenses	18	48	1,626	2,223
Insurance fees	12	34	1,132	1,545
Offering fees	9,008	499	—	—
Other	106	191	4,083	7,877
Total expenses	33,454	45,152	968,114	1,124,973
Recoupment of expenses to Adviser (Note 6)	3,657	8,687	17,066	14,709
Less: Reimbursement of expenses from Adviser (Note 6)	(28,278)	(42,743)	—	(162)
Net expenses	8,833	11,096	985,180	1,139,520
Net investment income	36,556	118,742	2,288,784	3,475,214
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	—	49,269	1,107
In-kind redemptions	—	—	1,040,096	727,346
Swap contracts	(46,324)	(713,795)	25,765,308	6,604,224
Net realized gain (loss)	(46,324)	(713,795)	26,854,673	7,332,677
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	—	3,549,400	1,622,710
Swap contracts	149,359	(101,211)	7,601,031	(5,733,182)
Change in net unrealized appreciation (depreciation)	149,359	(101,211)	11,150,431	(4,110,472)
Net realized and unrealized gain (loss)	103,035	(815,006)	38,005,104	3,222,205
Net increase (decrease) in net assets resulting from operations	$139,591	$(696,264)	$40,293,888	$6,697,419

[1]	Represents the period from July 17, 2024 (commencement of operations) to October 31, 2024.
[2]	Represents the period from March 7, 2024 (commencement of operations) to October 31, 2024.
The accompanying notes are an integral part of these financial statements.

93

DIREXION SHARES ETF TRUST
Statements of Operations
For the Year Ended October 31, 2024(Continued)

	Direxion Daily AVGO Bull 2X Shares[1]	Direxion Daily GOOGL Bull 2X Shares	Direxion Daily META Bull 2X Shares[2]	Direxion Daily MSFT Bull 2X Shares
Investment Income:
Dividend income	$—	$42,537	$3,778	$106,880
Interest income	8,085	3,457,499	367,078	3,641,100
Total investment income	8,085	3,500,036	370,856	3,747,980
Expenses:
Investment advisory fees (Note 6)	1,480	592,674	66,087	641,444
Licensing fees	30	9,134	1,325	9,063
Interest expense	—	219,632	22,588	256,833
Fund servicing fees	1,056	23,941	3,508	25,892
Management service fees (Note 6)	48	19,345	2,158	20,943
Professional fees	10,010	14,650	10,514	15,038
Reports to shareholders	19	7,427	828	8,038
Exchange listing fees	251	4,009	1,639	4,008
Pricing fees	262	4,335	1,628	4,335
Trustees’ fees and expenses	4	1,681	181	1,807
Insurance fees	3	1,168	119	1,247
Offering fees	30	—	14,938	—
Other	160	6,733	1,970	6,493
Total expenses	13,353	904,729	127,483	995,141
Recoupment of expenses to Adviser (Note 6)	573	22,227	2,662	19,465
Less: Reimbursement of expenses from Adviser (Note 6)	(12,051)	(271)	(23,846)	—
Net expenses	1,875	926,685	106,299	1,014,606
Net investment income	6,210	2,573,351	264,557	2,733,374
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	(474,109)	(97,373)	—
In-kind redemptions	—	1,487,336	257,825	1,553,092
Swap contracts	(74,932)	504,355	(1,651,198)	4,756,046
Net realized gain (loss)	(74,932)	1,517,582	(1,490,746)	6,309,138
Change in net unrealized appreciation (depreciation) on:
Investment securities	(58,516)	2,024,324	214,144	(214,668)
Swap contracts	(494,405)	15,628,241	3,733,253	(11,040,842)
Change in net unrealized appreciation (depreciation)	(552,921)	17,652,565	3,947,397	(11,255,510)
Net realized and unrealized gain (loss)	(627,853)	19,170,147	2,456,651	(4,946,372)
Net increase (decrease) in net assets resulting from operations	$(621,643)	$21,743,498	$2,721,208	$(2,212,998)

[1]	Represents the period from October 10, 2024 (commencement of operations) to October 31, 2024.
[2]	Represents the period from June 5, 2024 (commencement of operations) to October 31, 2024.
The accompanying notes are an integral part of these financial statements.

94

DIREXION SHARES ETF TRUST
Statements of Operations
For the Year Ended October 31, 2024(Continued)

	Direxion Daily MU Bull 2X Shares[1]	Direxion Daily NFLX Bull 2X Shares[2]	Direxion Daily NVDA Bull 2X Shares	Direxion Daily TSLA Bull 2X Shares
Investment Income:
Dividend income	$—	$—	$14,562	$—
Interest income	11,501	12,933	11,157,456	57,569,260
Total investment income	11,501	12,933	11,172,018	57,569,260
Expenses:
Investment advisory fees (Note 6)	2,193	2,533	1,950,899	9,172,142
Licensing fees	44	51	37,261	132,219
Interest expense	—	—	1,691,733	3,334,983
Fund servicing fees	1,082	1,094	76,569	356,922
Management service fees (Note 6)	71	82	63,690	299,437
Professional fees	10,015	10,017	25,243	82,476
Reports to shareholders	27	32	24,446	114,933
Exchange listing fees	251	327	4,008	4,009
Pricing fees	262	339	4,335	4,335
Trustees’ fees and expenses	6	7	5,636	25,983
Insurance fees	4	5	3,842	18,074
Offering fees	30	6,574	18,988	—
Other	189	166	24,040	82,877
Total expenses	14,174	21,227	3,930,690	13,628,390
Recoupment of expenses to Adviser (Note 6)	618	244	16,910	558
Less: Reimbursement of expenses from Adviser (Note 6)	(12,014)	(18,263)	(2,079)	—
Net expenses	2,778	3,208	3,945,521	13,628,948
Net investment income	8,723	9,725	7,226,497	43,940,312
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	—	801,593	(17,436,948)
In-kind redemptions	—	7,854	2,302,612	35,256,087
Swap contracts	(83,886)	(38,141)	86,598,879	(137,680,129)
Net realized gain (loss)	(83,886)	(30,287)	89,703,084	(119,860,990)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(35,057)	36,816	22,273,532	64,858,001
Swap contracts	(529,713)	384,277	110,879,733	579,984,058
Change in net unrealized appreciation (depreciation)	(564,770)	421,093	133,153,265	644,842,059
Net realized and unrealized gain (loss)	(648,656)	390,806	222,856,349	524,981,069
Net increase (decrease) in net assets resulting from operations	$(639,933)	$400,531	$230,082,846	$568,921,381

[1]	Represents the period from October 10, 2024 (commencement of operations) to October 31, 2024.
[2]	Represents the period from October 3, 2024 (commencement of operations) to October 31, 2024.
The accompanying notes are an integral part of these financial statements.

95

DIREXION SHARES ETF TRUST
Statements of Operations
For the Year Ended October 31, 2024(Continued)

	Direxion Daily TSM Bull 2X Shares[1]	Direxion Daily CSI 300 China A Share Bull 2X Shares	Direxion Daily CSI China Internet Index Bull 2X Shares	Direxion Daily S&P 500® Bull 2X Shares
Investment Income:
Dividend income	$—	$666,441	$3,020,104	$2,484,747
Less: Foreign Withholding Tax	—	—	—	(712)
Interest income	33,821	2,259,576	9,123,302	1,014,066
Securities lending income	—	—	—	19
Total investment income	33,821	2,926,017	12,143,406	3,498,120
Expenses:
Investment advisory fees (Note 6)	5,691	607,839	2,517,172	932,017
Licensing fees	114	24,365	100,729	111,842
Interest expense	—	68,719	856,002	699,467
Fund servicing fees	1,208	24,465	98,835	55,393
Management service fees (Note 6)	185	19,841	82,180	45,642
Professional fees	10,036	14,724	29,799	21,008
Reports to shareholders	72	7,617	31,542	17,518
Exchange listing fees	327	6,042	6,042	6,042
Pricing fees	339	4,335	4,335	4,335
Trustees’ fees and expenses	16	1,726	7,018	3,872
Insurance fees	11	1,192	4,964	2,758
Offering fees	30	—	—	—
Excise tax	—	—	4,072	—
Other	744	16,508	14,977	8,265
Total expenses	18,773	797,373	3,757,667	1,908,159
Recoupment of expenses to Adviser (Note 6)	939	9,817	—	3,259
Less: Reimbursement of expenses from Adviser (Note 6)	(12,503)	(9,817)	—	(93,531)
Net expenses	7,209	797,373	3,757,667	1,817,887
Net investment income	26,612	2,128,644	8,385,739	1,680,233
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	(30,813,487)	(19,653,468)	(1,156,270)
In-kind redemptions	—	748,441	11,711,223	42,673,021
Swap contracts	(214,453)	(61,098,039)	(33,240,061)	45,665,223
Net realized gain (loss)	(214,453)	(91,163,085)	(41,182,306)	87,181,974
Change in net unrealized appreciation (depreciation) on:
Investment securities	(41,565)	(27,737,812)	34,956,397	17,662,366
Swap contracts	(743,486)	(36,587,011)	91,408,052	19,684,841
Change in net unrealized appreciation (depreciation)	(785,051)	(64,324,823)	126,364,449	37,347,207
Net realized and unrealized gain (loss)	(999,504)	(155,487,908)	85,182,143	124,529,181
Net increase (decrease) in net assets resulting from operations	$(972,892)	$(153,359,264)	$93,567,882	$126,209,414

[1]	Represents the period from October 3, 2024 (commencement of operations) to October 31, 2024.
The accompanying notes are an integral part of these financial statements.

96

DIREXION SHARES ETF TRUST
Statements of Operations
For the Year Ended October 31, 2024(Continued)

	Direxion Daily MSCI Brazil Bull 2X Shares	Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares[1]	Direxion Daily MSCI India Bull 2X Shares	Direxion Daily AI and Big Data Bull 2X Shares[2]
Investment Income:
Dividend income	$3,446,822	$15,606	$—	$13,607
Interest income	3,381,751	39,071	2,291,725	23,247
Securities lending income	5,792	—	252	1
Total investment income	6,834,365	54,677	2,291,977	36,855
Expenses:
Investment advisory fees (Note 6)	815,268	15,268	668,463	23,089
Licensing fees	73,101	11,015	35,652	3,821
Interest expense	263,274	—	446,447	3,657
Fund servicing fees	32,730	1,581	26,960	1,860
Management service fees (Note 6)	26,636	498	21,829	753
Professional fees	16,415	10,108	15,260	10,181
Reports to shareholders	10,216	189	8,376	294
Exchange listing fees	6,042	4,487	6,042	2,846
Pricing fees	4,335	2,929	4,335	1,858
Trustees’ fees and expenses	2,277	41	1,874	62
Insurance fees	1,608	29	1,308	42
Offering fees	—	8,144	—	8,132
Other	5,282	174	4,147	307
Total expenses	1,257,184	54,463	1,240,693	56,902
Recoupment of expenses to Adviser (Note 6)	—	2,392	—	3,525
Less: Reimbursement of expenses from Adviser (Note 6)	—	(37,516)	—	(27,524)
Net expenses	1,257,184	19,339	1,240,693	32,903
Net investment income	5,577,181	35,338	1,051,284	3,952
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(7,182,172)	53,173	—	88,554
In-kind redemptions	1,844,813	—	3,652,664	—
Swap contracts	10,875,947	155,190	9,175,562	(41,513)
Net realized gain	5,538,588	208,363	12,828,226	47,041
Change in net unrealized appreciation (depreciation) on:
Investment securities	2,496,320	71,308	5,152,371	474,492
Swap contracts	(17,413,606)	(160,609)	10,400,968	502,173
Change in net unrealized appreciation (depreciation)	(14,917,286)	(89,301)	15,553,339	976,665
Net realized and unrealized gain (loss)	(9,378,698)	119,062	28,381,565	1,023,706
Net increase (decrease) in net assets resulting from operations	$(3,801,517)	$154,400	$29,432,849	$1,027,658

[1]	Represents the period from February 7, 2024 (commencement of operations) to October 31, 2024.
[2]	Represents the period from May 15, 2024 (commencement of operations) to October 31, 2024.
The accompanying notes are an integral part of these financial statements.

97

DIREXION SHARES ETF TRUST
Statements of Operations
For the Year Ended October 31, 2024(Continued)

	Direxion Daily AI and Big Data Bear 2X Shares[1]	Direxion Daily Cloud Computing Bull 2X Shares	Direxion Daily Crypto Industry Bull 2X Shares[2]	Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares
Investment Income:
Dividend income	$—	$7,224	$676	$8,274
Less: Foreign Withholding Tax	—	(625)	—	—
Interest income	61,191	68,717	12,214	65,653
Securities lending income	—	361	—	98,258
Total investment income	61,191	75,677	12,890	172,185
Expenses:
Investment advisory fees (Note 6)	8,489	44,023	5,258	36,118
Licensing fees	3,431	24,064	2,070	24,065
Interest expense	504	14,010	—	2,871
Fund servicing fees	1,319	2,737	1,196	2,412
Management service fees (Note 6)	277	1,439	171	1,180
Professional fees	10,058	10,328	10,036	10,266
Reports to shareholders	108	558	69	460
Exchange listing fees	2,846	6,042	1,484	6,042
Pricing fees	1,858	4,335	1,169	4,335
Trustees’ fees and expenses	23	120	15	98
Insurance fees	16	90	10	72
Offering fees	7,963	—	9,182	—
Other	137	264	113	342
Total expenses	37,029	108,010	30,773	88,261
Recoupment of expenses to Adviser (Note 6)	3,484	1,430	3,658	1,430
Less: Reimbursement of expenses from Adviser (Note 6)	(29,256)	(39,667)	(27,772)	(41,071)
Net expenses	11,257	69,773	6,659	48,620
Net investment income	49,934	5,904	6,231	123,565
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	(93,211)	(71,868)	(2,985,029)
In-kind redemptions	—	834,847	—	662,181
Swap contracts	(586,698)	1,363,877	(154,400)	(4,069,767)
Net realized gain (loss)	(586,698)	2,105,513	(226,268)	(6,392,615)
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	456,418	(1,943)	1,252,322
Swap contracts	(144,062)	(6,984)	(30,882)	1,623,248
Change in net unrealized appreciation (depreciation)	(144,062)	449,434	(32,825)	2,875,570
Net realized and unrealized gain (loss)	(730,760)	2,554,947	(259,093)	(3,517,045)
Net increase (decrease) in net assets resulting from operations	$(680,826)	$2,560,851	$(252,862)	$(3,393,480)

[1]	Represents the period from May 15, 2024 (commencement of operations) to October 31, 2024.
[2]	Represents the period from July 17, 2024 (commencement of operations) to October 31, 2024.
The accompanying notes are an integral part of these financial statements.

98

DIREXION SHARES ETF TRUST
Statements of Operations
For the Year Ended October 31, 2024(Continued)

	Direxion Daily Energy Bull 2X Shares	Direxion Daily Energy Bear 2X Shares	Direxion Daily Gold Miners Index Bull 2X Shares	Direxion Daily Gold Miners Index Bear 2X Shares
Investment Income:
Dividend income	$8,305,067	$—	$4,034,237	$—
Interest income	5,686,073	1,132,774	14,728,114	5,940,902
Total investment income	13,991,140	1,132,774	18,762,351	5,940,902
Expenses:
Investment advisory fees (Note 6)	2,643,364	159,727	4,110,213	803,891
Licensing fees	209,156	12,656	109,606	21,437
Interest expense	1,330,517	51,464	3,769,355	324,986
Fund servicing fees	103,790	7,252	160,802	32,280
Management service fees (Note 6)	86,300	5,219	134,189	26,262
Professional fees	30,810	11,257	42,335	16,328
Reports to shareholders	33,123	2,001	51,504	10,073
Exchange listing fees	6,042	6,042	6,042	6,042
Pricing fees	4,335	4,335	4,335	4,335
Trustees’ fees and expenses	7,355	436	11,489	2,240
Insurance fees	5,214	320	8,106	1,602
Other	15,611	948	24,263	5,691
Total expenses	4,475,617	261,657	8,432,239	1,255,167
Recoupment of expenses to Adviser (Note 6)	—	1,496	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	—	(9,368)	—	—
Net expenses	4,475,617	253,785	8,432,239	1,255,167
Net investment income	9,515,523	878,989	10,330,112	4,685,735
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(3,130,212)	—	(15,292,474)	—
In-kind redemptions	41,304,040	—	105,552,290	—
Swap contracts	6,494,939	(767,117)	61,956,249	(58,041,840)
Net realized gain (loss)	44,668,767	(767,117)	152,216,065	(58,041,840)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(26,232,948)	—	17,646,213	—
Swap contracts	(3,756,382)	131,993	203,763,259	(35,656,635)
Change in net unrealized appreciation (depreciation)	(29,989,330)	131,993	221,409,472	(35,656,635)
Net realized and unrealized gain (loss)	14,679,437	(635,124)	373,625,537	(93,698,475)
Net increase (decrease) in net assets resulting from operations	$24,194,960	$243,865	$383,955,649	$(89,012,740)

The accompanying notes are an integral part of these financial statements.

99

DIREXION SHARES ETF TRUST
Statements of Operations
For the Year Ended October 31, 2024(Continued)

	Direxion Daily Junior Gold Miners Index Bull 2X Shares	Direxion Daily Junior Gold Miners Index Bear 2X Shares	Direxion Daily Magnificent 7 Bull 2X Shares[1]	Direxion Daily NYSE FANG+ Bull 2X Shares
Investment Income:
Dividend income	$696,232	$—	$9,791	$71,717
Interest income	10,234,431	4,424,345	119,482	1,294,788
Total investment income	10,930,663	4,424,345	129,273	1,366,505
Expenses:
Investment advisory fees (Note 6)	2,245,786	597,468	53,011	362,743
Licensing fees	—	—	15,714	24,423
Interest expense	2,254,532	347,827	8,528	265,013
Fund servicing fees	81,234	24,298	3,014	15,073
Management service fees (Note 6)	73,319	19,506	1,731	11,843
Professional fees	27,663	14,707	10,415	12,852
Reports to shareholders	28,141	7,487	677	4,545
Exchange listing fees	6,042	6,042	4,735	6,042
Pricing fees	4,335	4,335	2,612	3,335
Trustees’ fees and expenses	6,278	1,639	143	1,021
Insurance fees	4,429	1,179	97	703
Offering fees	—	—	499	—
Other	—	2,441	795	2,503
Total expenses	4,731,759	1,026,929	101,971	710,096
Recoupment of expenses to Adviser (Note 6)	—	—	8,765	18,917
Less: Reimbursement of expenses from Adviser (Note 6)	—	—	(35,061)	(4,526)
Net expenses	4,731,759	1,026,929	75,675	724,487
Net investment income	6,198,904	3,397,416	53,598	642,018
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(4,515,729)	—	342,599	(837,354)
In-kind redemptions	42,438,954	—	448,726	8,708,952
Swap contracts	25,820,727	(35,254,975)	395,387	6,286,222
Net realized gain (loss)	63,743,952	(35,254,975)	1,186,712	14,157,820
Change in net unrealized appreciation (depreciation) on:
Investment securities	15,583,566	—	704,043	(140,027)
Swap contracts	157,750,781	(34,326,826)	626,211	14,683,971
Change in net unrealized appreciation (depreciation)	173,334,347	(34,326,826)	1,330,254	14,543,944
Net realized and unrealized gain (loss)	237,078,299	(69,581,801)	2,516,966	28,701,764
Net increase (decrease) in net assets resulting from operations	$243,277,203	$(66,184,385)	$2,570,564	$29,343,782

[1]	Represents the period from March 7, 2024 (commencement of operations) to October 31, 2024.
The accompanying notes are an integral part of these financial statements.

100

DIREXION SHARES ETF TRUST
Statements of Operations
For the Year Ended October 31, 2024(Continued)

	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	Direxion Daily Travel & Vacation Bull 2X Shares
Investment Income:
Dividend income	$23,966	$7,128,249	$—	$123,099
Interest income	903,148	10,537,653	2,812,071	162,191
Securities lending income	204	8,351	—	531
Total investment income	927,318	17,674,253	2,812,071	285,821
Expenses:
Investment advisory fees (Note 6)	251,198	3,379,971	386,653	82,643
Licensing fees	24,127	360,530	41,243	6,662
Interest expense	154,516	2,334,836	145,846	17,661
Fund servicing fees	10,785	132,459	16,074	4,251
Management service fees (Note 6)	8,206	110,349	12,637	2,701
Professional fees	11,979	37,018	13,046	10,652
Reports to shareholders	3,152	42,353	4,845	1,049
Exchange listing fees	6,042	6,042	6,042	6,042
Pricing fees	4,335	4,335	4,335	4,335
Trustees’ fees and expenses	680	9,380	1,054	225
Insurance fees	497	6,668	763	167
Other	1,485	19,964	2,284	494
Total expenses	477,002	6,443,905	634,822	136,882
Recoupment of expenses to Adviser (Note 6)	2,599	—	2,774	1,430
Less: Reimbursement of expenses from Adviser (Note 6)	(6,901)	—	(1,989)	(15,971)
Net expenses	472,700	6,443,905	635,607	122,341
Net investment income	454,618	11,230,348	2,176,464	163,480
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	(13,771,753)	—	(127,714)
In-kind redemptions	1,780,543	22,637,659	—	391,310
Swap contracts	5,182,881	10,586,951	(987,306)	1,341,006
Net realized gain (loss)	6,963,424	19,452,857	(987,306)	1,604,602
Change in net unrealized appreciation (depreciation) on:
Investment securities	2,633,966	(28,647,665)	—	2,478,404
Swap contracts	4,549,488	(102,363,018)	12,198,564	2,750,441
Change in net unrealized appreciation (depreciation)	7,183,454	(131,010,683)	12,198,564	5,228,845
Net realized and unrealized gain (loss)	14,146,878	(111,557,826)	11,211,258	6,833,447
Net increase (decrease) in net assets resulting from operations	$14,601,496	$(100,327,478)	$13,387,722	$6,996,927

The accompanying notes are an integral part of these financial statements.

101

DIREXION SHARES ETF TRUST
Statements of Operations
For the Year Ended October 31, 2024(Continued)

Direxion Daily Uranium Industry Bull 2X Shares[1]
Investment Income:
Dividend income	$358
Interest income	40,255
Total investment income	40,613
Expenses:
Investment advisory fees (Note 6)	9,569
Licensing fees	4,826
Interest expense	816
Fund servicing fees	1,353
Management service fees (Note 6)	312
Professional fees	10,064
Reports to shareholders	124
Exchange listing fees	2,143
Pricing fees	1,399
Trustees’ fees and expenses	26
Insurance fees	18
Offering fees	7,885
Other	270
Total expenses	38,805
Recoupment of expenses to Adviser (Note 6)	594
Less: Reimbursement of expenses from Adviser (Note 6)	(26,462)
Net expenses	12,937
Net investment income	27,676
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	20,323
Swap contracts	(112,279)
Net realized loss	(91,956)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(50,461)
Swap contracts	555,234
Change in net unrealized appreciation	504,773
Net realized and unrealized gain	412,817
Net increase in net assets resulting from operations	$440,493

[1]	Represents the period from June 26, 2024 (commencement of operations) to October 31, 2024.
The accompanying notes are an integral part of these financial statements.

102

Direxion Shares ETF Trust
Statements of Changes in Net Assets

	Direxion Daily S&P 500® Bear 1X Shares		Direxion Daily AAPL Bear 1X Shares
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
Operations:
Net investment income	$8,592,384	$17,198,343	$1,179,517	$1,020,452
Net realized loss	(46,329,612)	(105,987,595)	(5,280,087)	(5,974,809)
Change in net unrealized appreciation (depreciation)	(23,581,910)	52,648,633	(1,488,835)	982,058
Net decrease in net assets resulting from operations	(61,319,138)	(36,140,619)	(5,589,405)	(3,972,299)
Distributions to shareholders:
Net distributions to shareholders	(9,127,533)	(17,439,074)	(1,242,145)	(873,961)
Total distributions	(9,127,533)	(17,439,074)	(1,242,145)	(873,961)
Capital share transactions:
Proceeds from shares sold	3,330,131,858	4,631,995,133	74,077,786	75,044,444
Cost of shares redeemed	(3,409,098,968)	(4,895,823,848)	(78,334,822)	(46,754,239)
Transaction fees (Note 4)	327,688	—	23,500	14,026
Net increase (decrease) in net assets resulting from capital transactions	(78,639,422)	(263,828,715)	(4,233,536)	28,304,231
Total increase (decrease) in net assets	(149,086,093)	(317,408,408)	(11,065,086)	23,457,971
Net assets:
Beginning of year	296,394,002	613,802,410	36,562,984	13,105,013
End of year	$147,307,909	$296,394,002	$25,497,898	$36,562,984
Changes in shares outstanding
Shares outstanding, beginning of year	19,449,983	37,199,983	1,600,001	500,001
Shares sold	243,750,000	308,000,000	3,750,000	3,150,000
Shares repurchased	(250,250,000)	(325,750,000)	(3,850,000)	(2,050,000)
Shares outstanding, end of year	12,949,983	19,449,983	1,500,001	1,600,001

The accompanying notes are an integral part of these financial statements.

103

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily AMZN Bear 1X Shares		Direxion Daily AVGO Bear 1X Shares
	Year Ended October 31,		For the Period October 10, 2024[1] through October 31, 2024
	2024	2023
Operations:
Net investment income	$147,591	$218,483	$5,590
Net realized gain (loss)	(1,461,989)	(1,612,513)	21,444
Change in net unrealized appreciation (depreciation)	97,691	(560,523)	204,687
Net increase (decrease) in net assets resulting from operations	(1,216,707)	(1,954,553)	231,721
Distributions to shareholders:
Net distributions to shareholders	(146,986)	(385,096)	—
Total distributions	(146,986)	(385,096)	—
Capital share transactions:
Proceeds from shares sold	10,661,343	15,276,879	2,500,025
Cost of shares redeemed	(8,159,484)	(13,678,158)	—
Transaction fees (Note 4)	2,448	4,103	—
Net increase in net assets resulting from capital transactions	2,504,307	1,602,824	2,500,025
Total increase (decrease) in net assets	1,140,614	(736,825)	2,731,746
Net assets:
Beginning of year/period	2,995,902	3,732,727	—
End of year/period	$4,136,516	$2,995,902	$ 2,731,746
Changes in shares outstanding
Shares outstanding, beginning of year/period	150,001	125,001	—
Shares sold	700,000	575,000	100,001
Shares repurchased	(550,000)	(550,000)	—
Shares outstanding, end of year/period	300,001	150,001	100,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

104

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily GOOGL Bear 1X Shares		Direxion Daily META Bear 1X Shares
	Year Ended October 31,		For the Period June 5, 2024[1] through October 31, 2024
	2024	2023
Operations:
Net investment income	$141,542	$162,064	$67,910
Net realized loss	(1,197,303)	(1,560,008)	(294,679)
Change in net unrealized depreciation	(214,058)	(224,114)	(203,578)
Net decrease in net assets resulting from operations	(1,269,819)	(1,622,058)	(430,347)
Distributions to shareholders:
Net distributions to shareholders	(135,857)	(159,519)	(47,542)
Total distributions	(135,857)	(159,519)	(47,542)
Capital share transactions:
Proceeds from shares sold	14,216,614	8,343,366	10,909,789
Cost of shares redeemed	(10,645,677)	(8,766,401)	(4,235,273)
Transaction fees (Note 4)	3,194	2,630	1,271
Net increase (decrease) in net assets resulting from capital transactions	3,574,131	(420,405)	6,675,787
Total increase (decrease) in net assets	2,168,455	(2,201,982)	6,197,898
Net assets:
Beginning of year/period	1,947,780	4,149,762	—
End of year/period	$4,116,235	$1,947,780	$6,197,898
Changes in shares outstanding
Shares outstanding, beginning of year/period	100,001	150,001	—
Shares sold	875,000	375,000	475,001
Shares repurchased	(675,000)	(425,000)	(175,000)
Shares outstanding, end of year/period	300,001	100,001	300,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

105

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily MSFT Bear 1X Shares		Direxion Daily MU Bear 1X Shares
	Year Ended October 31,		For the Period October 10, 2024[1] through October 31, 2024
	2024	2023
Operations:
Net investment income	$294,765	$263,762	$5,634
Net realized loss	(2,037,606)	(2,300,843)	(51,186)
Change in net unrealized appreciation (depreciation)	585,924	(338,190)	80,112
Net increase (decrease) in net assets resulting from operations	(1,156,917)	(2,375,271)	34,560
Distributions to shareholders:
Net distributions to shareholders	(301,555)	(241,897)	—
Total distributions	(301,555)	(241,897)	—
Capital share transactions:
Proceeds from shares sold	31,802,163	13,815,953	2,500,025
Cost of shares redeemed	(27,688,790)	(9,988,343)	—
Transaction fees (Note 4)	8,306	2,997	—
Net increase in net assets resulting from capital transactions	4,121,679	3,830,607	2,500,025
Total increase in net assets	2,663,207	1,213,439	2,534,585
Net assets:
Beginning of year/period	5,219,617	4,006,178	—
End of year/period	$7,882,824	$5,219,617	$ 2,534,585
Changes in shares outstanding
Shares outstanding, beginning of year/period	300,001	150,001	—
Shares sold	2,225,000	675,000	100,001
Shares repurchased	(1,975,000)	(525,000)	—
Shares outstanding, end of year/period	550,001	300,001	100,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

106

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily NFLX Bear 1X Shares	Direxion Daily NVDA Bear 1X Shares
	For the Period October 3, 2024[1] through October 31, 2024	Year Ended October 31, 2024	For the Period September 13, 2023[1] through October 31, 2023
OPERATIONS:
Net investment income	$10,647	$634,916	$40,283
Net realized loss	(71,708)	(10,572,784)	(175,574)
Change in net unrealized appreciation (depreciation)	(110,953)	(2,055,523)	1,045,046
Net increase (decrease) in net assets resulting from operations	(172,014)	(11,993,391)	909,755
Distributions to shareholders:
Net distributions to shareholders	—	(598,186)	—
Total distributions	—	(598,186)	—
Capital share transactions:
Proceeds from shares sold	4,829,345	72,151,960	10,682,830
Cost of shares redeemed	—	(41,506,317)	—
Transaction fees (Note 4)	—	12,452	—
Net increase in net assets resulting from capital transactions	4,829,345	30,658,095	10,682,830
Total increase in net assets	4,657,331	18,066,518	11,592,585
Net assets:
Beginning of year/period	—	11,592,585	—
End of year/period	$ 4,657,331	$29,659,103	$11,592,585
Changes in shares outstanding
Shares outstanding, beginning of year/period	—	425,001	—
Shares sold	200,001	8,575,000	425,001
Shares repurchased	—	(4,550,000)	—
Shares outstanding, end of year/period	200,001	4,450,001	425,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

107

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily TSLA Bear 1X Shares		Direxion Daily TSM Bear 1X Shares
	Year Ended October 31,		For the Period October 3, 2024[1] through October 31, 2024
	2024	2023
Operations:
Net investment income	$1,684,881	$1,582,707	$9,122
Net realized loss	(6,504,750)	(23,574,097)	(140,166)
Change in net unrealized appreciation (depreciation)	(10,492,430)	9,174,783	6,670
Net decrease in net assets resulting from operations	(15,312,299)	(12,816,607)	(124,374)
Distributions to shareholders:
Net distributions to shareholders	(1,764,224)	(2,234,426)	—
Total distributions	(1,764,224)	(2,234,426)	—
Capital share transactions:
Proceeds from shares sold	350,413,866	317,772,927	4,117,642
Cost of shares redeemed	(339,019,676)	(265,270,376)	—
Transaction fees (Note 4)	101,706	79,581	—
Net increase in net assets resulting from capital transactions	11,495,896	52,582,132	4,117,642
Total increase (decrease) in net assets	(5,580,627)	37,531,099	3,993,268
Net assets:
Beginning of year/period	49,602,559	12,071,460	—
End of year/period	$44,021,932	$49,602,559	$3,993,268
Changes in shares outstanding
Shares outstanding, beginning of year/period	2,075,001	400,001	—
Shares sold	17,225,000	12,150,000	175,001
Shares repurchased	(16,200,000)	(10,475,000)	—
Shares outstanding, end of year/period	3,100,001	2,075,001	175,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

108

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Crypto Industry Bear 1X Shares	Direxion Daily Magnificent 7 Bear 1X Shares	Direxion Daily AAPL Bull 2X Shares
	For the Period July 17, 2024[1] through October 31, 2024	For the Period March 7, 2024[1] through October 31, 2024	Year Ended October 31,
			2024	2023
Operations:
Net investment income	$36,556	$118,742	$2,288,784	$683,102
Net realized gain (loss)	(46,324)	(713,795)	26,854,673	(468,166)
Change in net unrealized appreciation (depreciation)	149,359	(101,211)	11,150,431	(764,504)
Net increase (decrease) in net assets resulting from operations	139,591	(696,264)	40,293,888	(549,568)
Distributions to shareholders:
Net distributions to shareholders	(30,915)	(114,657)	(2,167,326)	(533,661)
Total distributions	(30,915)	(114,657)	(2,167,326)	(533,661)
Capital share transactions:
Proceeds from shares sold	3,240,292	5,449,251	165,537,552	149,562,107
Cost of shares redeemed	(756,298)	(2,186,121)	(140,604,900)	(120,641,850)
Transaction fees (Note 4)	227	656	40,096	35,967
Net increase in net assets resulting from capital transactions	2,484,221	3,263,786	24,972,748	28,956,224
Total increase in net assets	2,592,897	2,452,865	63,099,310	27,872,995
Net assets:
Beginning of year/period	—	—	34,980,837	7,107,842
End of year/period	$ 2,592,897	$2,452,865	$98,080,147	$34,980,837
Changes in shares outstanding
Shares outstanding, beginning of year/period	—	—	1,500,001	325,001
Shares sold	125,001	225,001	5,475,000	5,875,000
Shares repurchased	(25,000)	(100,000)	(4,200,000)	(4,700,000)
Shares outstanding, end of year/period	100,001	125,001	2,775,001	1,500,001

1Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

109

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily AMZN Bull 2X Shares		Direxion Daily AVGO Bull 2X Shares
	Year Ended October 31,		For the Period October 10, 2024[1] through October 31, 2024
	2024	2023
Operations:
Net investment income	$3,475,214	$768,267	$6,210
Net realized gain (loss)	7,332,677	7,142,449	(74,932)
Change in net unrealized appreciation (depreciation)	(4,110,472)	3,367,960	(552,921)
Net increase (decrease) in net assets resulting from operations	6,697,419	11,278,676	(621,643)
Distributions to shareholders:
Net distributions to shareholders	(3,785,145)	(617,613)	—
Total distributions	(3,785,145)	(617,613)	—
Capital share transactions:
Proceeds from shares sold	220,052,964	129,364,132	4,727,016
Cost of shares redeemed	(106,602,582)	(104,274,349)	—
Transaction fees (Note 4)	30,950	30,220	—
Net increase in net assets resulting from capital transactions	113,481,332	25,120,003	4,727,016
Total increase in net assets	116,393,606	35,781,066	4,105,373
Net assets:
Beginning of year/period	42,043,409	6,262,343	—
End of year/period	$158,437,015	$42,043,409	$ 4,105,373
Changes in shares outstanding
Shares outstanding, beginning of year/period	1,825,001	350,001	—
Shares sold	6,525,000	6,150,000	200,001
Shares repurchased	(3,400,000)	(4,675,000)	—
Shares outstanding, end of year/period	4,950,001	1,825,001	200,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

110

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily GOOGL Bull 2X Shares		Direxion Daily META Bull 2X Shares
	Year Ended October 31,		For the Period June 5, 2024[1] through October 31, 2024
	2024	2023
Operations:
Net investment income	$2,573,351	$499,201	$264,557
Net realized gain (loss)	1,517,582	5,157,053	(1,490,746)
Change in net unrealized appreciation (depreciation)	17,652,565	(972,409)	3,947,397
Net increase in net assets resulting from operations	21,743,498	4,683,845	2,721,208
Distributions to shareholders:
Net distributions to shareholders	(2,250,138)	(394,589)	(169,399)
Total distributions	(2,250,138)	(394,589)	(169,399)
Capital share transactions:
Proceeds from shares sold	152,882,789	144,564,021	81,663,863
Cost of shares redeemed	(53,106,364)	(118,913,609)	(31,486,888)
Transaction fees (Note 4)	13,462	35,050	7,815
Net increase in net assets resulting from capital transactions	99,789,887	25,685,462	50,184,790
Total increase in net assets	119,283,247	29,974,718	52,736,599
Net assets:
Beginning of year/period	34,568,183	4,593,465	—
End of year/period	$ 153,851,430	$34,568,183	$52,736,599
Changes in shares outstanding
Shares outstanding, beginning of year/period	1,275,001	225,001	—
Shares sold	4,125,000	5,050,000	2,725,001
Shares repurchased	(1,475,000)	(4,000,000)	(1,100,000)
Shares outstanding, end of year/period	3,925,001	1,275,001	1,625,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

111

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily MSFT Bull 2X Shares		Direxion Daily MU Bull 2X Shares	Direxion Daily NFLX Bull 2X Shares
	Year Ended October 31,		For the Period October 10, 2024[1] through October 31, 2024	For the Period October 3, 2024[1] through October 31, 2024
	2024	2023
Operations:
Net investment income	$2,733,374	$666,730	$8,723	$9,725
Net realized gain (loss)	6,309,138	2,663,113	(83,886)	(30,287)
Change in net unrealized appreciation (depreciation)	(11,255,510)	1,443,154	(564,770)	421,093
Net increase (decrease) in net assets resulting from operations	(2,212,998)	4,772,997	(639,933)	400,531
Distributions to shareholders:
Net distributions to shareholders	(2,525,389)	(503,522)	—	—
Total distributions	(2,525,389)	(503,522)	—	—
Capital share transactions:
Proceeds from shares sold	180,276,388	145,141,789	5,937,734	6,488,776
Cost of shares redeemed	(59,163,357)	(109,741,234)	—	(1,367,723)
Transaction fees (Note 4)	15,086	32,060	—	342
Net increase in net assets resulting from capital transactions	121,128,117	35,432,615	5,937,734	5,121,395
Total increase in net assets	116,389,730	39,702,090	5,297,801	5,521,926
Net assets:
Beginning of year/period	42,932,668	3,230,578	—	—
End of year/period	$ 159,322,398	$42,932,668	$ 5,297,801	$5,521,926
Changes in shares outstanding
Shares outstanding, beginning of year/period	1,250,001	150,001	—	—
Shares sold	4,225,000	4,400,000	225,001	250,001
Shares repurchased	(1,375,000)	(3,300,000)	—	(50,000)
Shares outstanding, end of year/period	4,100,001	1,250,001	225,001	200,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

112

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily NVDA Bull 2X Shares		Direxion Daily TSLA Bull 2X Shares
	Year Ended October 31, 2024	For the Period September 13, 2023[1] through October 31, 2023	Year Ended October 31,
			2024	2023
Operations:
Net investment income	$7,226,497	$54,586	$43,940,312	$17,053,383
Net realized gain (loss)	89,703,084	(344,727)	(119,860,990)	67,356,859
Change in net unrealized appreciation (depreciation)	133,153,265	(1,635,214)	644,842,059	(145,169,133)
Net increase (decrease) in net assets resulting from operations	230,082,846	(1,925,355)	568,921,381	(60,758,891)
Distributions to shareholders:
Net distributions to shareholders	(5,595,151)	—	(60,392,155)	(13,969,260)
Total distributions	(5,595,151)	—	(60,392,155)	(13,969,260)
Capital share transactions:
Proceeds from shares sold	542,352,654	15,775,342	2,379,283,496	1,871,792,744
Cost of shares redeemed	(124,976,712)	—	(1,364,605,112)	(1,145,190,874)
Transaction fees (Note 4)	32,923	—	335,699	349,825
Net increase in net assets resulting from capital transactions	417,408,865	15,775,342	1,015,014,083	726,951,695
Total increase in net assets	641,896,560	13,849,987	1,523,543,309	652,223,544
Net assets:
Beginning of year/period	13,849,987	—	752,509,099	100,285,555
End of year/period	$655,746,547	$13,849,987	$2,276,052,408	$752,509,099
Changes in shares outstanding
Shares outstanding, beginning of year/period	650,001	—	68,725,001	6,025,001
Shares sold	7,100,000	650,001	247,025,000	146,050,000
Shares repurchased	(1,750,000)	—	(123,875,000)	(83,350,000)
Shares outstanding, end of year/period	6,000,001	650,001	191,875,001	68,725,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

113

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily TSM Bull 2X Shares	Direxion Daily CSI 300 China A Share Bull 2X Shares
	For the Period October 3, 2024[1] through October 31, 2024	Year Ended October 31,
		2024	2023
Operations:
Net investment income	$26,612	$2,128,644	$1,325,577
Net realized loss	(214,453)	(91,163,085)	(8,258,058)
Change in net unrealized appreciation (depreciation)	(785,051)	(64,324,823)	2,141,196
Net decrease in net assets resulting from operations	(972,892)	(153,359,264)	(4,791,285)
Distributions to shareholders:
Net distributions to shareholders	—	(1,878,464)	(1,285,927)
Total distributions	—	(1,878,464)	(1,285,927)
Capital share transactions:
Proceeds from shares sold	23,878,542	486,413,035	40,978,217
Cost of shares redeemed	(715,816)	(56,294,635)	(16,777,326)
Transaction fees (Note 4)	215	145,624	3,570
Net increase in net assets resulting from capital transactions	23,162,941	430,264,024	24,204,461
Total increase in net assets	22,190,049	275,026,296	18,127,249
Net assets:
Beginning of year/period	—	57,246,478	39,119,229
End of year/period	$ 22,190,049	$332,272,774	$57,246,478
Changes in shares outstanding
Shares outstanding, beginning of year/period	—	3,850,000	2,600,000
Shares sold	800,001	21,000,000	2,100,000
Shares repurchased	(25,000)	(4,000,000)	(850,000)
Shares outstanding, end of year/period	775,001	20,850,000	3,850,000

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

114

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily CSI China Internet Index Bull 2X Shares		Direxion Daily S&P 500® Bull 2X Shares
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
Operations:
Net investment income	$8,385,739	$5,686,066	$1,680,233	$1,695,456
Net realized gain (loss)	(41,182,306)	(8,700,602)	87,181,974	4,380,908
Change in net unrealized appreciation (depreciation)	126,364,449	50,660,292	37,347,207	(4,981,135)
Net increase in net assets resulting from operations	93,567,882	47,645,756	126,209,414	1,095,229
Distributions to shareholders:
Net distributions to shareholders	(8,794,646)	(3,836,004)	(1,780,102)	(1,833,932)
Total distributions	(8,794,646)	(3,836,004)	(1,780,102)	(1,833,932)
Capital share transactions:
Proceeds from shares sold	164,788,048	289,800,771	455,839,581	1,005,584,053
Cost of shares redeemed	(194,765,116)	(175,196,439)	(644,710,139)	(838,922,470)
Transaction fees (Note 4)	44,099	35,994	196,507	239,578
Net increase (decrease) in net assets resulting from capital transactions	(29,932,969)	114,640,326	(188,674,051)	166,901,161
Total increase (decrease) in net assets	54,840,267	158,450,078	(64,244,739)	166,162,458
Net assets:
Beginning of year	320,423,704	161,973,626	216,301,648	50,139,190
End of year	$375,263,971	$320,423,704	$152,056,909	$216,301,648
Changes in shares outstanding
Shares outstanding, beginning of year	10,274,087	7,274,087	2,683,236	683,236
Shares sold	4,950,000	6,850,000	4,800,000	11,700,000
Shares repurchased	(5,600,000)	(3,850,000)	(6,400,000)	(9,700,000)
Shares outstanding, end of year	9,624,087	10,274,087	1,083,236	2,683,236

The accompanying notes are an integral part of these financial statements.

115

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily MSCI Brazil Bull 2X Shares		Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares
	Year Ended October 31,		For the Period February 7, 2024[1] through October 31, 2024
	2024	2023
Operations:
Net investment income	$5,577,181	$6,133,623	$35,338
Net realized gain (loss)	5,538,588	(963,011)	208,363
Change in net unrealized depreciation	(14,917,286)	(10,972,336)	(89,301)
Net increase (decrease) in net assets resulting from operations	(3,801,517)	(5,801,724)	154,400
Distributions to shareholders:
Net distributions to shareholders	(5,457,553)	(6,143,456)	(41,007)
Total distributions	(5,457,553)	(6,143,456)	(41,007)
Capital share transactions:
Proceeds from shares sold	74,720,744	100,685,444	3,196,246
Cost of shares redeemed	(59,158,688)	(126,050,584)	—
Transaction fees (Note 4)	13,270	25,616	—
Net increase (decrease) in net assets resulting from capital transactions	15,575,326	(25,339,524)	3,196,246
Total increase (decrease) in net assets	6,316,256	(37,284,704)	3,309,639
Net assets:
Beginning of year/period	101,669,036	138,953,740	—
End of year/period	$ 107,985,292	$101,669,036	$ 3,309,639
Changes in shares outstanding
Shares outstanding, beginning of year/period	1,408,631	1,608,631	—
Shares sold	1,050,000	1,500,000	125,001
Shares repurchased	(700,000)	(1,700,000)	—
Shares outstanding, end of year/period	1,758,631	1,408,631	125,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

116

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily MSCI India Bull 2X Shares		Direxion Daily AI and Big Data Bull 2X Shares	Direxion Daily AI and Big Data Bear 2X Shares
	Year Ended October 31,		For the Period May 15, 2024[1] through October 31, 2024	For the Period May 15, 2024[1] through October 31, 2024
	2024	2023
Operations:
Net investment income	$1,051,284	$1,032,293	$3,952	$49,934
Net realized gain (loss)	12,828,226	(1,574,960)	47,041	(586,698)
Change in net unrealized appreciation (depreciation)	15,553,339	(557,043)	976,665	(144,062)
Net increase (decrease) in net assets resulting from operations	29,432,849	(1,099,710)	1,027,658	(680,826)
Distributions to shareholders:
Net distributions to shareholders	(1,166,696)	(891,341)	(9,347)	(44,131)
Total distributions	(1,166,696)	(891,341)	(9,347)	(44,131)
Capital share transactions:
Proceeds from shares sold	40,523,012	13,415,631	6,456,993	3,150,209
Cost of shares redeemed	(30,319,630)	(6,974,836)	—	—
Transaction fees (Note 4)	6,786	1,394	—	—
Net increase in net assets resulting from capital transactions	10,210,168	6,442,189	6,456,993	3,150,209
Total increase in net assets	38,476,321	4,451,138	7,475,304	2,425,252
Net assets:
Beginning of year/period	56,811,968	52,360,830	—	—
End of year/period	$95,288,289	$56,811,968	$7,475,304	$2,425,252
Changes in shares outstanding
Shares outstanding, beginning of year/period	1,249,686	1,099,686	—	—
Shares sold	650,000	300,000	250,001	125,001
Shares repurchased	(450,000)	(150,000)	—	—
Shares outstanding, end of year/period	1,449,686	1,249,686	250,001	125,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

117

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Cloud Computing Bull 2X Shares		Direxion Daily Crypto Industry Bull 2X Shares
	Year Ended October 31,		For the Period July 17, 2024[1] through October 31, 2024
	2024	2023
Operations:
Net investment income (loss)	$5,904	$(14,605)	$6,231
Net realized gain (loss)	2,105,513	(1,794,003)	(226,268)
Change in net unrealized appreciation (depreciation)	449,434	2,118,590	(32,825)
Net increase (decrease) in net assets resulting from operations	2,560,851	309,982	(252,862)
Distributions to shareholders:
Net distributions to shareholders	—	—	(6,824)
Total distributions	—	—	(6,824)
Capital share transactions:
Proceeds from shares sold	2,272,818	2,381,795	2,930,329
Cost of shares redeemed	(6,444,249)	(4,038,183)	—
Transaction fees (Note 4)	1,348	948	—
Net increase (decrease) in net assets resulting from capital transactions	(4,170,083)	(1,655,440)	2,930,329
Total increase (decrease) in net assets	(1,609,232)	(1,345,458)	2,670,643
Net assets:
Beginning of year/period	6,413,669	7,759,127	—
End of year/period	$4,804,437	$6,413,669	$ 2,670,643
Changes in shares outstanding
Shares outstanding, beginning of year/period	850,001	1,100,001	—
Shares sold	200,000	325,000	125,001
Shares repurchased	(625,000)	(575,000)	—
Shares outstanding, end of year/period	425,001	850,001	125,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

118

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares		Direxion Daily Energy Bull 2X Shares
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
Operations:
Net investment income	$123,565	$137,496	$9,515,523	$12,399,304
Net realized gain (loss)	(6,392,615)	(3,642,301)	44,668,767	124,795,936
Change in net unrealized appreciation (depreciation)	2,875,570	(1,958,047)	(29,989,330)	(202,948,311)
Net increase (decrease) in net assets resulting from operations	(3,393,480)	(5,462,852)	24,194,960	(65,753,071)
Distributions to shareholders:
Net distributions to shareholders	(125,751)	(123,822)	(9,671,962)	(12,229,872)
Total distributions	(125,751)	(123,822)	(9,671,962)	(12,229,872)
Capital share transactions:
Proceeds from shares sold	8,921,029	15,310,206	179,860,856	277,987,848
Cost of shares redeemed	(4,987,332)	(8,176,769)	(253,276,787)	(390,073,903)
Transaction fees (Note 4)	997	5,654	52,729	91,104
Net increase (decrease) in net assets resulting from capital transactions	3,934,694	7,139,091	(73,363,202)	(111,994,951)
Total increase (decrease) in net assets	415,463	1,552,417	(58,840,204)	(189,977,894)
Net assets:
Beginning of year	4,407,823	2,855,406	368,050,249	558,028,143
End of year	$4,823,286	$4,407,823	$309,210,045	$368,050,249
Changes in shares outstanding
Shares outstanding, beginning of year	124,948	30,000	6,263,531	7,863,531
Shares sold	400,000	225,000	2,900,000	4,600,000
Shares repurchased	(250,000)	(130,052)	(4,000,000)	(6,200,000)
Shares outstanding, end of year	274,948	124,948	5,163,531	6,263,531

The accompanying notes are an integral part of these financial statements.

119

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Energy Bear 2X Shares		Direxion Daily Gold Miners Index Bull 2X Shares
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
Operations:
Net investment income	$878,989	$1,221,779	$10,330,112	$9,755,146
Net realized gain (loss)	(767,117)	(12,593,661)	152,216,065	41,464,194
Change in net unrealized appreciation	131,993	12,922,423	221,409,472	50,465,786
Net increase in net assets resulting from operations	243,865	1,550,541	383,955,649	101,685,126
Distributions to shareholders:
Net distributions to shareholders	(946,237)	(1,074,176)	(11,225,003)	(6,901,670)
Total distributions	(946,237)	(1,074,176)	(11,225,003)	(6,901,670)
Capital share transactions:
Proceeds from shares sold	92,763,003	124,747,028	498,444,216	435,811,804
Cost of shares redeemed	(95,558,596)	(138,193,892)	(773,126,325)	(437,971,549)
Transaction fees (Note 4)	28,667	41,459	156,749	99,919
Net decrease in net assets resulting from capital transactions	(2,766,926)	(13,405,405)	(274,525,360)	(2,059,826)
Total increase (decrease) in net assets	(3,469,298)	(12,929,040)	98,205,286	92,723,630
Net assets:
Beginning of year	26,583,552	39,512,592	468,631,773	375,908,143
End of year	$23,114,254	$26,583,552	$566,837,059	$468,631,773
Changes in shares outstanding
Shares outstanding, beginning of year	965,264	1,365,264	16,401,908	15,051,908
Shares sold	3,650,000	4,350,000	14,450,000	12,900,000
Shares repurchased	(3,650,000)	(4,750,000)	(19,600,000)	(11,550,000)
Shares outstanding, end of year	965,264	965,264	11,251,908	16,401,908

The accompanying notes are an integral part of these financial statements.

120

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Gold Miners Index Bear 2X Shares[1]		Direxion Daily Junior Gold Miners Index Bull 2X Shares
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
Operations:
Net investment income	$4,685,735	$3,909,411	$6,198,904	$5,432,415
Net realized gain (loss)	(58,041,840)	(18,048,650)	63,743,952	32,102,665
Change in net unrealized appreciation (depreciation)	(35,656,635)	9,095,110	173,334,347	343,073
Net increase (decrease) in net assets resulting from operations	(89,012,740)	(5,044,129)	243,277,203	37,878,153
Distributions to shareholders:
Net distributions to shareholders	(4,583,846)	(3,486,238)	(6,942,012)	(3,912,708)
Total distributions	(4,583,846)	(3,486,238)	(6,942,012)	(3,912,708)
Capital share transactions:
Proceeds from shares sold	680,764,350	671,967,447	299,058,519	371,582,720
Cost of shares redeemed	(661,779,758)	(580,964,483)	(522,100,846)	(323,105,657)
Transaction fees (Note 4)	198,534	174,290	108,067	69,481
Net increase (decrease) in net assets resulting from capital transactions	19,183,126	91,177,254	(222,934,260)	48,546,544
Total increase (decrease) in net assets	(74,413,460)	82,646,887	13,400,931	82,511,989
Net assets:
Beginning of year	169,396,140	86,749,253	309,197,511	226,685,522
End of year	$94,982,680	$169,396,140	$322,598,442	$309,197,511
Changes in shares outstanding
Shares outstanding, beginning of year	1,261,017	366,017	11,493,351	8,743,351
Shares sold	8,000,000	5,365,000	9,500,000	11,650,000
Shares repurchased	(7,420,000)	(4,470,000)	(14,800,000)	(8,900,000)
Shares outstanding, end of year	1,841,017	1,261,017	6,193,351	11,493,351

[1]	Effective November 4, 2024, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
The accompanying notes are an integral part of these financial statements.

121

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Junior Gold Miners Index Bear 2X Shares[2]		Direxion Daily Magnificent 7 Bull 2X Shares
	Year Ended October 31,		For the Period March 7, 2024[1] through October 31, 2024
	2024	2023
Operations:
Net investment income	$3,397,416	$3,395,886	$53,598
Net realized gain (loss)	(35,254,975)	(42,994,918)	1,186,712
Change in net unrealized appreciation (depreciation)	(34,326,826)	13,498,880	1,330,254
Net increase (decrease) in net assets resulting from operations	(66,184,385)	(26,100,152)	2,570,564
Distributions to shareholders:
Net distributions to shareholders	(3,343,314)	(3,131,146)	(61,989)
Total distributions	(3,343,314)	(3,131,146)	(61,989)
Capital share transactions:
Proceeds from shares sold	509,756,713	452,380,318	21,674,296
Cost of shares redeemed	(511,803,633)	(410,536,076)	(5,180,288)
Transaction fees (Note 4)	153,539	123,160	1,293
Net increase (decrease) in net assets resulting from capital transactions	(1,893,381)	41,967,402	16,495,301
Total increase (decrease) in net assets	(71,421,080)	12,736,104	19,003,876
Net assets:
Beginning of year/period	126,357,077	113,620,973	—
End of year/period	$54,935,997	$126,357,077	$ 19,003,876
Changes in shares outstanding
Shares outstanding, beginning of year/period	1,663,245	843,245	—
Shares sold	10,605,000	6,475,000	675,001
Shares repurchased	(9,920,205)	(5,655,000)	(150,000)
Shares outstanding, end of year/period	2,348,040	1,663,245	525,001

[1]	Commencement of Operations.
[2]	Effective July 1, 2024, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
The accompanying notes are an integral part of these financial statements.

122

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily NYSE FANG+ Bull 2X Shares		Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
Operations:
Net investment income	$642,018	$192,031	$454,618	$202,784
Net realized gain (loss)	14,157,820	5,414,704	6,963,424	(2,620,599)
Change in net unrealized appreciation (depreciation)	14,543,944	(1,430,909)	7,183,454	49,132
Net increase (decrease) in net assets resulting from operations	29,343,782	4,175,826	14,601,496	(2,368,683)
Distributions to shareholders:
Net distributions to shareholders	(642,916)	(131,002)	(442,110)	(120,251)
Total distributions	(642,916)	(131,002)	(442,110)	(120,251)
Capital share transactions:
Proceeds from shares sold	57,476,352	9,243,765	9,438,486	17,596,136
Cost of shares redeemed	(45,433,335)	(4,550,991)	(16,664,869)	(4,968,897)
Transaction fees (Note 4)	9,838	924	3,667	994
Net increase (decrease) in net assets resulting from capital transactions	12,052,855	4,693,698	(7,222,716)	12,628,233
Total increase in net assets	40,753,721	8,738,522	6,936,670	10,139,299
Net assets:
Beginning of year	21,378,632	12,640,110	21,182,260	11,042,961
End of year	$62,132,353	$21,378,632	$28,118,930	$ 21,182,260
Changes in shares outstanding
Shares outstanding, beginning of year	329,852	290,000	1,573,646	973,646
Shares sold	450,000	155,000	400,000	900,000
Shares repurchased	(350,000)	(115,148)	(750,000)	(300,000)
Shares outstanding, end of year	429,852	329,852	1,223,646	1,573,646

The accompanying notes are an integral part of these financial statements.

123

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares		Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
Operations:
Net investment income	$11,230,348	$15,679,559	$2,176,464	$2,914,742
Net realized gain (loss)	19,452,857	144,689,105	(987,306)	(15,535,515)
Change in net unrealized appreciation (depreciation)	(131,010,683)	(250,704,851)	12,198,564	19,721,510
Net increase (decrease) in net assets resulting from operations	(100,327,478)	(90,336,187)	13,387,722	7,100,737
Distributions to shareholders:
Net distributions to shareholders	(11,417,514)	(14,878,134)	(2,496,925)	(2,468,778)
Total distributions	(11,417,514)	(14,878,134)	(2,496,925)	(2,468,778)
Capital share transactions:
Proceeds from shares sold	195,583,973	472,086,070	62,092,614	239,007,582
Cost of shares redeemed	(300,903,869)	(600,566,534)	(106,251,996)	(273,009,331)
Transaction fees (Note 4)	64,597	128,663	31,875	81,903
Net decrease in net assets resulting from capital transactions	(105,255,299)	(128,351,801)	(44,127,507)	(33,919,846)
Total decrease in net assets	(217,000,291)	(233,566,122)	(33,236,710)	(29,287,887)
Net assets:
Beginning of year	567,051,635	800,617,757	73,459,057	102,746,944
End of year	$350,051,344	$567,051,635	$40,222,347	$73,459,057
Changes in shares outstanding
Shares outstanding, beginning of year	15,213,688	17,313,688	7,107,895	8,257,895
Shares sold	6,100,000	14,700,000	6,150,000	19,050,000
Shares repurchased	(8,600,000)	(16,800,000)	(9,750,000)	(20,200,000)
Shares outstanding, end of year	12,713,688	15,213,688	3,507,895	7,107,895

The accompanying notes are an integral part of these financial statements.

124

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Travel & Vacation Bull 2X Shares		Direxion Daily Uranium Industry Bull 2X Shares
	Year Ended October 31,		For the Period June 26, 2024[1] through October 31, 2024
	2024	2023
Operations:
Net investment income	$163,480	$181,427	$27,676
Net realized gain (loss)	1,604,602	1,512,955	(91,956)
Change in net unrealized appreciation (depreciation)	5,228,845	(752,681)	504,773
Net increase in net assets resulting from operations	6,996,927	941,701	440,493
Distributions to shareholders:
Net distributions to shareholders	(168,744)	(76,810)	(16,866)
Return of capital	(8,988)	—	—
Total distributions	(177,732)	(76,810)	(16,866)
Capital share transactions:
Proceeds from shares sold	576,079	1,041,266	7,469,702
Cost of shares redeemed	(10,628,717)	(14,008,030)	—
Transaction fees (Note 4)	2,126	2,856	—
Net increase (decrease) in net assets resulting from capital transactions	(10,050,512)	(12,963,908)	7,469,702
Total increase (decrease) in net assets	(3,231,317)	(12,099,017)	7,893,329
Net assets:
Beginning of year/period	11,725,143	23,824,160	—
End of year/period	$8,493,826	$11,725,143	$ 7,893,329
Changes in shares outstanding
Shares outstanding, beginning of year/period	1,200,001	2,300,001	—
Shares sold	50,000	100,000	325,001
Shares repurchased	(750,000)	(1,200,000)	—
Shares outstanding, end of year/period	500,001	1,200,001	325,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

125

Direxion Shares ETF Trust
Financial Highlights
October 31, 2024

												Ratios to Average Net Assets[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Daily S&P 500® Bear 1X Shares
For the Year Ended October 31, 2024	$15.24	$0.55	$(3.75)	$(3.20)	$(0.66)	$—	$—	$(0.66)	$11.38	−21.21%	$147,308	0.50%	0.56%	4.68%	0.45%	0.51%	4.73%	0%
For the Year Ended October 31, 2023	16.50	0.60	(1.16)	(0.56)	(0.70)	—	—	(0.70)	15.24	−3.26%	296,394	0.48%	0.53%	4.07%	0.45%	0.50%	4.10%	0%
For the Year Ended October 31, 2022	14.64	0.13	1.76	1.89	(0.03)	—	—	(0.03)	16.50	12.88%	613,802	0.49%	0.55%	0.84%	0.45%	0.51%	0.88%	0%
For the Year Ended October 31, 2021	21.28	(0.07)	(6.57)	(6.64)	—	—	—	—	14.64	−31.20%	123,669	0.45%	0.51%	(0.42)%	0.45%	0.51%	(0.42)%	0%
For the Year Ended October 31, 2020	26.03	(0.06)	(4.60)	(4.66)	(0.05)	—	(0.04)	(0.09)	21.28	−17.95%	175,571	0.45%	0.56%	(0.24)%	0.45%	0.56%	(0.24)%	0%
Direxion Daily AAPL Bear 1X Shares
For the Year Ended October 31, 2024	22.85	0.81	(5.86)	(5.05)	(0.80)	—	—	(0.80)	17.00	−22.47%	25,498	1.15%	1.10%	4.09%	0.95%	0.90%	4.29%	0%
For the Year Ended October 31, 2023	26.21	0.91	(3.51)	(2.60)	(0.75)	(0.01)	—	(0.76)	22.85	−9.96%	36,563	1.04%	1.02%	3.94%	0.95%	0.93%	4.03%	0%
For the Period August 9, 2022[8] through October 31, 2022	25.00	0.09	1.15	1.24	(0.03)	—	—	(0.03)	26.21	4.95%	13,105	0.98%	2.06%	1.51%	0.95%	2.03%	1.54%	0%
Direxion Daily AMZN Bear 1X Shares
For the Year Ended October 31, 2024	19.97	0.66	(6.15)	(5.49)	(0.69)	—	—	(0.69)	13.79	−27.68%	4,137	0.97%	1.43%	4.36%	0.95%	1.41%	4.38%	0%
For the Year Ended October 31, 2023	29.86	0.98	(9.06)	(8.08)	(1.12)	(0.69)	—	(1.81)	19.97	−28.28%	2,996	1.01%	1.27%	3.81%	0.95%	1.21%	3.87%	0%
For the Period September 7, 2022[8] through October 31, 2022	25.00	0.07	4.80	4.87	(0.01)	—	—	(0.01)	29.86	19.48%	3,733	0.96%	4.96%	1.68%	0.95%	4.95%	1.69%	0%
Direxion Daily AVGO Bear 1X Shares
For the Period October 10, 2024[8] through October 31, 2024	25.00	0.06	2.26	2.32	—	—	—	—	27.32	9.28%	2,732	0.95%	8.27%	3.57%	0.95%	8.27%	3.57%	0%
Direxion Daily GOOGL Bear 1X Shares
For the Year Ended October 31, 2024	19.48	0.65	(5.81)	(5.16)	(0.60)	—	—	(0.60)	13.72	−26.68%	4,116	1.02%	1.50%	4.33%	0.95%	1.43%	4.40%	0%
For the Year Ended October 31, 2023	27.66	0.87	(8.19)	(7.32)	(0.86)	—	—	(0.86)	19.48	−26.57%	1,948	1.03%	1.40%	3.76%	0.95%	1.32%	3.84%	0%
For the Period September 7, 2022[8] through October 31, 2022	25.00	0.06	2.61	2.67	(0.01)	—	—	(0.01)	27.66	10.68%	4,150	0.95%	4.89%	1.63%	0.95%	4.89%	1.63%	0%
Direxion Daily META Bear 1X Shares
For the Period June 5, 2024[8] through October 31, 2024	25.00	0.36	(4.47)	(4.11)	(0.23)	—	—	(0.23)	20.66	−16.45%	6,198	0.97%	2.14%	4.00%	0.95%	2.12%	4.02%	0%
Direxion Daily MSFT Bear 1X Shares
For the Year Ended October 31, 2024	17.40	0.60	(3.04)	(2.44)	(0.63)	—	—	(0.63)	14.33	−13.83%	7,883	1.00%	1.16%	4.19%	0.95%	1.11%	4.24%	0%
For the Year Ended October 31, 2023	26.71	0.77	(9.39)	(8.62)	(0.68)	(0.01)	—	(0.69)	17.40	−32.53%	5,220	0.99%	1.20%	3.96%	0.95%	1.16%	4.00%	0%
For the Period September 7, 2022[8] through October 31, 2022	25.00	0.06	1.66	1.72	(0.01)	—	—	(0.01)	26.71	6.88%	4,006	0.95%	4.61%	1.67%	0.95%	4.61%	1.67%	0%
Direxion Daily MU Bear 1X Shares
For the Period October 10, 2024[8] through October 31, 2024	25.00	0.06	0.29	0.35	—	—	—	—	25.35	1.40%	2,535	0.95%	9.03%	3.97%	0.95%	9.03%	3.97%	0%

The accompanying notes are an integral part of these financial statements.

126

Direxion Shares ETF Trust
Financial Highlights
October 31, 2024(Continued)

												Ratios to Average Net Assets[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Daily NFLX Bear 1X Shares
For the Period October 3, 2024[8] through October 31, 2024	$25.00	$0.07	$(1.78)	$(1.71)	$—	$—	$ —	$—	$23.29	−6.84%	$4,657	0.95%	7.64%	3.94%	0.95%	7.64%	3.94%	0%
Direxion Daily NVDA Bear 1X Shares
For the Year Ended October 31, 2024	27.28	0.40	(20.49)	(20.09)	(0.50)	(0.03)	—	(0.53)	6.66	−74.61%	29,659	1.10%	1.27%	4.35%	0.95%	1.12%	4.50%	0%
For the Period September 13, 2023[8] through October 31, 2023	25.00	0.10	2.18	2.28	—	—	—	—	27.28	9.12%	11,593	0.95%	1.95%	2.78%	0.95%	1.95%	2.78%	0%
Direxion Daily TSLA Bear 1X Shares
For the Year Ended October 31, 2024	23.90	0.67	(9.59)	(8.92)	(0.78)	—	—	(0.78)	14.20	−38.26%	44,022	1.85%	1.85%	3.31%	0.88%	0.88%	4.28%	0%
For the Year Ended October 31, 2023	30.18	0.95	(4.93)	(3.98)	(0.68)	(1.62)	—	(2.30)	23.90	−14.81%	49,603	1.16%	1.11%	3.78%	0.95%	0.90%	3.99%	0%
For the Period August 9, 2022[8] through October 31, 2022	25.00	0.10	5.10	5.20	(0.02)	—	—	(0.02)	30.18	20.84%	12,071	0.96%	2.15%	1.52%	0.95%	2.14%	1.53%	0%
Direxion Daily TSM Bear 1X Shares
For the Period October 3, 2024[8] through October 31, 2024	25.00	0.07	(2.25)	(2.18)	—	—	—	—	22.82	−8.72%	3,993	0.95%	6.18%	4.12%	0.95%	6.18%	4.12%	0%
Direxion Daily Crypto Industry Bear 1X Shares
For the Period July 17, 2024[8] through October 31, 2024	25.00	0.34	0.90	1.24	(0.31)	—	—	(0.31)	25.93	4.92%	2,593	1.03%	3.91%	4.28%	0.45%	3.33%	4.86%	0%
Direxion Daily Magnificent 7 Bear 1X Shares
For the Period March 7, 2024[8] through October 31, 2024	25.00	0.71	(5.36)	(4.65)	(0.73)	—	—	(0.73)	19.62	−18.69%	2,453	0.46%	1.88%	4.96%	0.45%	1.87%	4.97%	0%
Direxion Daily AAPL Bull 2X Shares
For the Year Ended October 31, 2024	23.32	0.92	11.94	12.86	(0.84)	—	—	(0.84)	35.34	55.72%	98,080	1.29%	1.27%	2.99%	0.89%	0.87%	3.39%	30%
For the Year Ended October 31, 2023	21.87	0.71	1.23	1.94	(0.49)	—	—	(0.49)	23.32	8.95%	34,981	1.21%	1.20%	2.90%	0.95%	0.94%	3.16%	4%
For the Period August 9, 2022[8] through October 31, 2022	25.00	0.06	(3.18)	(3.12)	(0.01)	—	—	(0.01)	21.87	−12.48%	7,108	0.95%	2.40%	1.20%	0.95%	2.40%	1.20%	9%
Direxion Daily AMZN Bull 2X Shares
For the Year Ended October 31, 2024	23.04	1.06	9.23	10.29	(0.98)	(0.34)	—	(1.32)	32.01	45.02%	158,437	1.09%	1.08%	3.32%	0.87%	0.86%	3.54%	0%
For the Year Ended October 31, 2023	17.89	0.61	4.96	5.57	(0.42)	—	—	(0.42)	23.04	31.53%	42,043	1.21%	1.19%	3.00%	0.95%	0.93%	3.26%	0%
For the Period September 7, 2022[8] through October 31, 2022	25.00	0.05	(7.15)	(7.10)	(0.01)	—	—	(0.01)	17.89	−28.42%	6,262	0.95%	5.02%	1.43%	0.95%	5.02%	1.43%	0%
Direxion Daily AVGO Bull 2X Shares
For the Period October 10, 2024[8] through October 31, 2024	25.00	0.04	(4.51)	(4.47)	—	—	—	—	20.53	−17.88%	4,105	0.95%	6.77%	3.15%	0.95%	6.77%	3.15%	0%

The accompanying notes are an integral part of these financial statements.

127

Direxion Shares ETF Trust
Financial Highlights
October 31, 2024(Continued)

												Ratios to Average Net Assets[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Daily GOOGL Bull 2X Shares
For the Year Ended October 31, 2024	$27.11	$1.20	$11.89	$13.09	$(1.00)	$—	$ —	$(1.00)	$39.20	48.48%	$153,851	1.17%	1.15%	3.25%	0.89%	0.87%	3.53%	52%
For the Year Ended October 31, 2023	20.42	0.70	6.52	7.22	(0.53)	—	—	(0.53)	27.11	35.52%	34,568	1.23%	1.24%	2.68%	0.95%	0.96%	2.96%	10%
For the Period September 7, 2022[8] through October 31, 2022	25.00	0.05	(4.62)	(4.57)	(0.01)	—	—	(0.01)	20.42	−18.30%	4,593	0.95%	5.02%	1.48%	0.95%	5.02%	1.48%	0%
Direxion Daily META Bull 2X Shares
For the Period June 5, 2024[8] through October 31, 2024	25.00	0.36	7.30	7.66	(0.21)	—	—	(0.21)	32.45	30.64%	52,737	1.21%	1.45%	3.00%	0.95%	1.19%	3.26%	9%
Direxion Daily MSFT Bull 2X Shares
For the Year Ended October 31, 2024	34.35	1.39	4.43	5.82	(1.31)	—	—	(1.31)	38.86	16.45%	159,322	1.19%	1.16%	3.20%	0.89%	0.86%	3.50%	0%
For the Year Ended October 31, 2023	21.54	0.99	12.47	13.46	(0.65)	—	—	(0.65)	34.35	62.95%	42,933	1.18%	1.18%	3.07%	0.95%	0.95%	3.30%	59%
For the Period September 7, 2022[8] through October 31, 2022	25.00	0.05	(3.50)	(3.45)	(0.01)	—	—	(0.01)	21.54	−13.82%	3,231	0.95%	5.19%	1.31%	0.95%	5.19%	1.31%	0%
Direxion Daily MU Bull 2X Shares
For the Period October 10, 2024[8] through October 31, 2024	25.00	0.05	(1.50)	(1.45)	—	—	—	—	23.55	−5.80%	5,298	0.95%	4.85%	2.98%	0.95%	4.85%	2.98%	0%
Direxion Daily NFLX Bull 2X Shares
For the Period October 3, 2024[8] through October 31, 2024	25.00	0.06	2.55	2.61	—	—	—	—	27.61	10.44%	5,522	0.95%	6.29%	2.88%	0.95%	6.29%	2.88%	0%
Direxion Daily NVDA Bull 2X Shares
For the Year Ended October 31, 2024	21.31	2.37	87.03	89.40	(1.42)	—	—	(1.42)	109.29	423.18%	655,747	1.52%	1.51%	2.78%	0.87%	0.86%	3.43%	12%
For the Period September 13, 2023[8] through October 31, 2023	25.00	0.11	(3.80)	(3.69)	—	—	—	—	21.31	−14.76%	13,850	0.95%	1.89%	3.47%	0.95%	1.89%	3.47%	114%
Direxion Daily TSLA Bull 2X Shares
For the Year Ended October 31, 2024	10.95	0.37	1.18	1.55	(0.37)	(0.27)	—	(0.64)	11.86	14.26%	2,276,052	1.11%	1.11%	3.60%	0.84%	0.84%	3.87%	77%
For the Year Ended October 31, 2023	16.64	0.40	(5.76)	(5.36)	(0.29)	(0.04)	—	(0.33)	10.95	−32.56%	752,509	1.19%	1.19%	2.98%	0.86%	0.86%	3.31%	72%
For the Period August 9, 2022[8] through October 31, 2022	25.00	0.07	(8.42)	(8.35)	(0.01)	—	—	(0.01)	16.64	−33.40%	100,286	0.98%	1.15%	1.55%	0.95%	1.12%	1.58%	33%
Direxion Daily TSM Bull 2X Shares
For the Period October 3, 2024[8] through October 31, 2024	25.00	0.07	3.56	3.63	—	—	—	—	28.63	14.52%	22,190	0.95%	2.47%	3.51%	0.95%	2.47%	3.51%	0%

The accompanying notes are an integral part of these financial statements.

128

Direxion Shares ETF Trust
Financial Highlights
October 31, 2024(Continued)

												Ratios to Average Net Assets[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Daily CSI 300 China A Share Bull 2X Shares
For the Year Ended October 31, 2024	$14.87	$0.38	$1.11	$1.49	$(0.42)	$—	$—	$(0.42)	$15.94	10.56%	$332,273	0.98%	0.98%	2.63%	0.90%	0.90%	2.71%	22%
For the Year Ended October 31, 2023	15.05	0.41	(0.20)	0.21	(0.39)	—	—	(0.39)	14.87	0.88%	57,246	1.02%	1.02%	2.09%	0.91%	0.91%	2.20%	57%
For the Year Ended October 31, 2022	39.31	0.13	(23.61)	(23.48)	(0.09)	(0.69)	—	(0.78)	15.05	−60.95%	39,119	0.92%	0.92%	0.46%	0.90%	0.90%	0.48%	83%
For the Year Ended October 31, 2021	32.67	(0.17)	6.81	6.64	—	—	—	—	39.31	20.32%	117,919	0.90%	0.89%	(0.42)%	0.89%	0.88%	(0.41)%	123%
For the Year Ended October 31, 2020	21.50	0.05	11.21	11.26	(0.08)	—	(0.01)	(0.09)	32.67	52.60%	96,388	1.01%	1.00%	0.19%	0.95%	0.94%	0.25%	0%
Direxion Daily CSI China Internet Index Bull 2X Shares
For the Year Ended October 31, 2024	31.19	0.81	7.84	8.65	(0.85)	—	—	(0.85)	38.99	28.26%	375,264	1.12%	1.12%	2.49%	0.86%	0.86%	2.75%	105%
For the Year Ended October 31, 2023	22.27	0.71	8.62	9.33	(0.41)	—	—	(0.41)	31.19	41.58%	320,424	1.05%	1.05%	1.67%	0.88%	0.88%	1.84%	186%
For the Year Ended October 31, 2022	194.10	(0.30)	(171.53)	(171.83)	—	—	—	—	22.27	−88.53%	161,974	0.93%	0.93%	(0.42)%	0.89%	0.89%	(0.38)%	142%
For the Year Ended October 31, 2021	539.10	(2.20)	(342.80)	(345.00)	—	—	—	—	194.10	−64.00%	314,433	0.89%	0.88%	(0.70)%	0.89%	0.88%	(0.70)%	23%
For the Year Ended October 31, 2020	241.90	(0.30)	298.50	298.20	(0.60)	—	(0.40)	(1.00)	539.10	123.61%	56,608	1.00%	1.01%	(0.09)%	0.95%	0.96%	(0.04)%	40%
Direxion Daily S&P 500® Bull 2X Shares
For the Year Ended October 31, 2024	80.61	1.05	59.73	60.78	(1.02)	—	—	(1.02)	140.37	75.63%	152,057	0.98%	1.03%	0.90%	0.60%	0.65%	1.28%	20%
For the Year Ended October 31, 2023	73.38	0.81	7.59	8.40	(1.17)	—	—	(1.17)	80.61	11.50%	216,302	0.80%	0.87%	0.93%	0.60%	0.67%	1.13%	76%
For the Year Ended October 31, 2022	111.86	0.75	(36.02)	(35.27)	(0.94)	(2.27)	—	(3.21)	73.38	−32.51%	50,139	0.61%	0.71%	0.82%	0.60%	0.70%	0.83%	72%
For the Year Ended October 31, 2021	61.16	0.77	55.98	56.75	(0.69)	(5.36)	—	(6.05)	111.86	98.25%	59,648	0.60%	0.72%	0.85%	0.60%	0.72%	0.85%	42%
For the Year Ended October 31, 2020	59.28	0.69	2.15	2.84	(0.75)	(0.21)	—	(0.96)	61.16	4.75%	17,324	0.63%	0.88%	1.20%	0.60%	0.85%	1.23%	105%
Direxion Daily MSCI Brazil Bull 2X Shares
For the Year Ended October 31, 2024	72.18	4.01	(10.88)	(6.87)	(3.91)	—	—	(3.91)	61.40	−10.66%	107,985	1.15%	1.15%	5.13%	0.91%	0.91%	5.37%	42%
For the Year Ended October 31, 2023	86.38	3.78	(14.29)	(10.51)	(3.69)	—	—	(3.69)	72.18	−12.28%	101,669	1.43%	1.43%	5.09%	0.93%	0.93%	5.59%	32%
For the Year Ended October 31, 2022	67.24	5.75	18.05	23.80	(4.66)	—	—	(4.66)	86.38	37.79%	138,954	0.98%	0.98%	7.16%	0.92%	0.92%	7.22%	54%
For the Year Ended October 31, 2021	61.66	0.56	5.94	6.50	(0.64)	—	(0.28)	(0.92)	67.24	9.83%	185,492	0.91%	0.91%	0.55%	0.91%	0.91%	0.55%	25%
For the Year Ended October 31, 2020	1,116.50	1.54	(1,049.80)	(1,048.26)	(5.28)	—	(1.30)	(6.58)	61.66	−94.40%	160,853	1.05%	1.05%	1.01%	0.95%	0.95%	1.11%	232%
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares
For the Period February 7, 2024[8] through October 31, 2024	25.00	0.34	1.55	1.89	(0.41)	—	—	(0.41)	26.48	7.48%	3,310	0.95%	2.68%	1.74%	0.95%	2.68%	1.74%	63%
Direxion Daily MSCI India Bull 2X Shares
For the Year Ended October 31, 2024	45.46	0.76	20.34	21.10	(0.83)	—	—	(0.83)	65.73	46.52%	95,288	1.39%	1.39%	1.18%	0.89%	0.89%	1.68%	0%
For the Year Ended October 31, 2023	47.61	0.84	(2.29)	(1.45)	(0.70)	—	—	(0.70)	45.46	−3.02%	56,812	1.03%	1.03%	1.84%	0.92%	0.92%	1.95%	8%
For the Year Ended October 31, 2022	61.91	1.54	(14.44)	(12.90)	(1.40)	—	—	(1.40)	47.61	−21.15%	52,361	0.95%	0.95%	2.89%	0.92%	0.92%	2.92%	0%
For the Year Ended October 31, 2021	30.67	(0.41)	31.65	31.24	—	—	—	—	61.91	101.86%	92,846	0.92%	0.91%	(0.83)%	0.91%	0.90%	(0.82)%	11%
For the Year Ended October 31, 2020	66.74	(0.14)	(35.92)	(36.06)	(0.01)	—	(0.00)[9]	(0.01)	30.67	−54.04%	84,346	0.99%	0.98%	(0.46)%	0.95%	0.94%	(0.42)%	157%

The accompanying notes are an integral part of these financial statements.

129

Direxion Shares ETF Trust
Financial Highlights
October 31, 2024(Continued)

												Ratios to Average Net Assets[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Daily AI and Big Data Bull 2X Shares
For the Period May 15, 2024[8] through October 31, 2024	$25.00	$0.02	$4.92	$4.94	$(0.04)	$—	$—	$(0.04)	$29.90	19.76%	$7,475	1.07%	1.85%	0.13%	0.95%	1.73%	0.25%	51%
Direxion Daily AI and Big Data Bear 2X Shares
For the Period May 15, 2024[8] through October 31, 2024	25.00	0.44	(5.66)	(5.22)	(0.38)	—	—	(0.38)	19.40	−20.95%	2,425	0.99%	3.27%	4.42%	0.95%	3.23%	4.46%	0%
Direxion Daily Cloud Computing Bull 2X Shares
For the Year Ended October 31, 2024	7.55	0.01	3.74	3.75	—	—	—	—	11.30	49.67%	4,804	1.19%	1.84%	0.10%	0.95%	1.60%	0.34%	20%
For the Year Ended October 31, 2023	7.05	(0.02)	0.52	0.50	—	—	—	—	7.55	7.09%	6,414	1.22%	1.79%	(0.21)%	0.95%	1.52%	0.06%	30%
For the Year Ended October 31, 2022	32.12	(0.07)	(23.98)	(24.05)	—	(1.02)	—	(1.02)	7.05	−77.03%	7,759	0.96%	1.24%	(0.54)%	0.95%	1.23%	(0.53)%	16%
For the Period January 8, 2021[8] through October 31, 2021	25.00	(0.18)	7.30	7.12	—	—	—	—	32.12	28.48%	27,301	0.95%	1.03%	(0.82)%	0.95%	1.03%	(0.82)%	19%
Direxion Daily Crypto Industry Bull 2X Shares
For the Period July 17, 2024[8] through October 31, 2024	25.00	0.05	(3.64)	(3.59)	(0.05)	—	—	(0.05)	21.36	−14.33%	2,671	0.95%	4.39%	0.89%	0.95%	4.39%	0.89%	47%
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares
For the Year Ended October 31, 2024	35.28	0.57	(17.62)	(17.05)	(0.69)	—	—	(0.69)	17.54	−48.89%	4,823	1.01%	1.83%	2.57%	0.95%	1.77%	2.63%	59%
For the Year Ended October 31, 2023	95.20	1.67	(60.57)	(58.90)	(1.02)	—	—	(1.02)	35.28	−62.32%	4,408	1.14%	1.94%	2.61%	0.95%	1.75%	2.80%	137%
For the Period August 11, 2022[8] through October 31, 2022	250.00	0.00[9]	(154.80)	(154.80)	—	—	—	—	95.20	−61.92%	2,855	0.95%	4.74%	(0.11)%	0.95%	4.74%	(0.11)%	74%
Direxion Daily Energy Bull 2X Shares
For the Year Ended October 31, 2024	58.76	1.67	1.14	2.81	(1.69)	—	—	(1.69)	59.88	4.67%	309,210	1.27%	1.27%	2.70%	0.89%	0.89%	3.08%	18%
For the Year Ended October 31, 2023	70.96	1.77	(12.22)	(10.45)	(1.75)	—	—	(1.75)	58.76	−14.68%	368,050	1.22%	1.22%	2.85%	0.91%	0.91%	3.16%	6%
For the Year Ended October 31, 2022	31.63	1.24	39.43	40.67	(1.34)	—	—	(1.34)	70.96	130.82%	558,028	1.03%	1.03%	2.62%	0.92%	0.92%	2.73%	8%
For the Year Ended October 31, 2021	8.45	0.51	23.20	23.71	(0.53)	—	—	(0.53)	31.63	283.45%	599,755	0.95%	0.93%	2.31%	0.94%	0.92%	2.32%	36%
For the Year Ended October 31, 2020	143.60	0.52	(134.67)	(134.15)	(1.00)	—	—	(1.00)	8.45	−93.97%	257,498	0.98%	1.00%	2.80%	0.95%	0.97%	2.83%	72%
Direxion Daily Energy Bear 2X Shares
For the Year Ended October 31, 2024	27.54	1.00	(3.41)	(2.41)	(1.18)	—	—	(1.18)	23.95	−8.61%	23,114	1.19%	1.23%	4.13%	0.95%	0.99%	4.37%	0%
For the Year Ended October 31, 2023	28.94	1.03	(1.41)	(0.38)	(1.02)	—	—	(1.02)	27.54	−1.57%	26,584	1.14%	1.13%	3.59%	0.95%	0.94%	3.78%	0%
For the Year Ended October 31, 2022	109.90	0.11	(81.07)	(80.96)	—	—	—	—	28.94	−73.67%	39,513	1.00%	1.03%	0.22%	0.95%	0.98%	0.27%	0%
For the Year Ended October 31, 2021	735.70	(1.70)	(624.10)	(625.80)	—	—	—	—	109.90	−85.06%	39,105	0.95%	0.99%	(0.93)%	0.95%	0.99%	(0.93)%	0%
For the Year Ended October 31, 2020	506.10	(1.90)	233.80	231.90	(1.50)	—	(0.80)	(2.30)	735.70	45.80%	33,626	1.00%	1.09%	(0.32)%	0.95%	1.04%	(0.27)%	0%

The accompanying notes are an integral part of these financial statements.

130

Direxion Shares ETF Trust
Financial Highlights
October 31, 2024(Continued)

												Ratios to Average Net Assets[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Daily Gold Miners Index Bull 2X Shares
For the Year Ended October 31, 2024	$28.57	$0.70	$21.82	$22.52	$(0.71)	$—	$—	$(0.71)	$50.38	79.97%	$566,837	1.54%	1.54%	1.88%	0.85%	0.85%	2.57%	48%
For the Year Ended October 31, 2023	24.97	0.71	3.38	4.09	(0.49)	—	—	(0.49)	28.57	16.06%	468,632	1.20%	1.20%	2.00%	0.86%	0.86%	2.34%	108%
For the Year Ended October 31, 2022	49.07	0.25	(24.35)	(24.10)	—	—	—	—	24.97	−49.11%	375,908	0.89%	0.89%	0.56%	0.87%	0.87%	0.58%	117%
For the Year Ended October 31, 2021	76.72	(0.30)	(27.35)	(27.65)	—	—	—	—	49.07	−36.04%	750,864	0.86%	0.86%	(0.49)%	0.86%	0.86%	(0.49)%	71%
For the Year Ended October 31, 2020	158.15	(0.22)	(80.50)	(80.72)	(0.37)	—	(0.34)	(0.71)	76.72	−51.26%	1,032,006	1.07%	1.07%	(0.23)%	0.90%	0.90%	(0.06)%	333%
Direxion Daily Gold Miners Index Bear 2X Shares[11]
For the Year Ended October 31, 2024	134.30	3.32	(82.33)	(79.01)	(3.70)	—	—	(3.70)	51.59	−59.86%	94,983	1.17%	1.17%	4.37%	0.87%	0.87%	4.67%	0%
For the Year Ended October 31, 2023	237.00	4.10	(102.90)	(98.80)	(3.90)	—	—	(3.90)	134.30	−41.52%	169,396	1.47%	1.47%	3.42%	0.88%	0.88%	4.01%	0%
For the Year Ended October 31, 2022	206.00	(0.30)	31.30	31.00	—	—	—	—	237.00	15.05%	86,749	1.10%	1.09%	(0.14)%	0.92%	0.91%	0.04%	0%
For the Year Ended October 31, 2021	200.80	(1.70)	6.90	5.20	—	—	—	—	206.00	2.59%	64,076	0.87%	0.88%	(0.85)%	0.87%	0.88%	(0.85)%	0%
For the Year Ended October 31, 2020	1,697.50	1.00	(1,487.20)	(1,486.20)	(6.30)	—	(4.20)	(10.50)	200.80	−88.01%	101,595	0.93%	0.93%	0.20%	0.91%	0.91%	0.22%	0%
Direxion Daily Junior Gold Miners Index Bull 2X Shares
For the Year Ended October 31, 2024	26.90	0.75	25.26	26.01	(0.82)	—	—	(0.82)	52.09	98.36%	322,598	1.58%	1.58%	2.07%	0.83%	0.83%	2.82%	22%
For the Year Ended October 31, 2023	25.93	0.64	0.76	1.40	(0.43)	—	—	(0.43)	26.90	5.10%	309,198	1.21%	1.21%	1.84%	0.85%	0.85%	2.20%	98%
For the Year Ended October 31, 2022	67.05	0.28	(41.40)	(41.12)	—	—	—	—	25.93	−61.33%	226,686	0.86%	0.86%	0.55%	0.85%	0.85%	0.56%	140%
For the Year Ended October 31, 2021	117.16	(0.08)	(49.69)	(49.77)	—	—	(0.34)	(0.34)	67.05	−42.53%	515,810	0.85%	0.85%	(0.09)%	0.84%	0.84%	(0.08)%	67%
For the Year Ended October 31, 2020	695.10	(0.55)	(577.27)	(577.82)	(0.10)	—	(0.02)	(0.12)	117.16	−83.11%	672,880	1.02%	1.02%	(0.32)%	0.87%	0.87%	(0.17)%	312%
Direxion Daily Junior Gold Miners Index Bear 2X Shares[10]
For the Year Ended October 31, 2024	76.00	1.81	(52.35)	(50.54)	(2.06)	—	—	(2.06)	23.40	−67.68%	54,936	1.29%	1.29%	4.26%	0.85%	0.85%	4.70%	0%
For the Year Ended October 31, 2023	134.70	2.40	(58.70)	(56.30)	(2.40)	—	—	(2.40)	76.00	−41.65%	126,357	1.38%	1.38%	3.46%	0.87%	0.87%	3.97%	0%
For the Year Ended October 31, 2022	110.00	(0.10)	24.80	24.70	—	—	—	—	134.70	22.45%	113,621	1.08%	1.08%	(0.05)%	0.89%	0.89%	0.14%	0%
For the Year Ended October 31, 2021	117.20	(0.90)	(6.30)	(7.20)	—	—	—	—	110.00	−6.14%	75,675	0.87%	0.87%	(0.84)%	0.87%	0.87%	(0.84)%	0%
For the Year Ended October 31, 2020	3,357.50	0.00[9]	(3,222.10)	(3,222.10)	(11.10)	—	(7.10)	(18.20)	117.20	−96.42%	83,570	0.93%	0.93%	0.01%	0.91%	0.91%	0.03%	0%
Direxion Daily Magnificent 7 Bull 2X Shares
For the Period March 7, 2024[8] through October 31, 2024	25.00	0.16	11.20	11.36	(0.16)	—	—	(0.16)	36.20	45.46%	19,004	1.07%	1.44%	0.76%	0.95%	1.32%	0.88%	267%
Direxion Daily NYSE FANG+ Bull 2X Shares
For the Year Ended October 31, 2024	64.81	1.60	79.67	81.27	(1.54)	—	—	(1.54)	144.54	125.89%	62,132	1.50%	1.47%	1.33%	0.95%	0.92%	1.88%	92%
For the Year Ended October 31, 2023	43.60	0.68	21.00	21.68	(0.47)	—	—	(0.47)	64.81	49.68%	21,379	1.41%	1.52%	1.24%	0.95%	1.06%	1.70%	84%
For the Year Ended October 31, 2022	296.50	(0.30)	(240.80)	(241.10)	—	(11.70)	(0.10)	(11.80)	43.60	−84.62%	12,640	0.96%	1.15%	(0.39)%	0.95%	1.14%	(0.38)%	170%
For the Period September 30, 2021[8] through October 31, 2021	250.00	(0.20)	46.70	46.50	—	—	—	—	296.50	18.60%	7,413	0.95%	3.72%	(0.94)%	0.95%	3.72%	(0.94)%	20%

The accompanying notes are an integral part of these financial statements.

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October 31, 2024(Continued)

												Ratios to Average Net Assets[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
For the Year Ended October 31, 2024	$13.46	$0.30	$9.51	$9.81	$(0.29)	$—	$—	$(0.29)	$22.98	72.90%	$28,119	1.41%	1.42%	1.36%	0.95%	0.96%	1.82%	0%
For the Year Ended October 31, 2023	11.34	0.15	2.04	2.19	(0.07)	—	—	(0.07)	13.46	19.17%	21,182	1.52%	1.57%	0.87%	0.95%	1.00%	1.44%	0%
For the Year Ended October 31, 2022	49.81	(0.13)	(37.36)	(37.49)	—	(0.98)	—	(0.98)	11.34	−76.73%	11,043	0.96%	1.01%	(0.54)%	0.95%	1.00%	(0.53)%	0%
For the Year Ended October 31, 2021	33.43	(0.38)	23.19	22.81	(2.81)	(3.62)	—	(6.43)	49.81	73.55%	46,003	0.96%	0.95%	(0.88)%	0.95%	0.94%	(0.87)%	11%
For the Year Ended October 31, 2020	22.74	(0.13)	10.85	10.72	(0.03)	—	—	(0.03)	33.43	47.15%	44,245	1.03%	1.10%	(0.56)%	0.95%	1.02%	(0.48)%	93%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
For the Year Ended October 31, 2024	37.27	0.85	(9.74)	(8.89)	(0.85)	—	—	(0.85)	27.53	−24.28%	350,051	1.43%	1.43%	2.49%	0.91%	0.91%	3.01%	36%
For the Year Ended October 31, 2023	46.24	0.84	(9.04)	(8.20)	(0.77)	—	—	(0.77)	37.27	−17.42%	567,052	1.42%	1.42%	2.41%	0.92%	0.92%	2.91%	48%
For the Year Ended October 31, 2022	27.58	0.19	18.64	18.83	(0.17)	—	—	(0.17)	46.24	68.43%	800,618	1.18%	1.18%	0.56%	0.93%	0.93%	0.81%	55%
For the Year Ended October 31, 2021	4.88	(0.04)	22.76	22.72	(0.02)	—	(0.00)[9]	(0.02)	27.58	465.94%	891,290	0.95%	0.93%	(0.25)%	0.94%	0.92%	(0.24)%	194%
For the Year Ended October 31, 2020	270.40	0.05	(264.84)	(264.79)	(0.73)	—	—	(0.73)	4.88	−98.19%	342,250	0.97%	1.00%	0.47%	0.95%	0.98%	0.49%	315%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
For the Year Ended October 31, 2024	10.33	0.44	1.23	1.67	(0.53)	—	—	(0.53)	11.47	17.12%	40,222	1.23%	1.23%	4.22%	0.95%	0.95%	4.50%	0%
For the Year Ended October 31, 2023	12.44	0.45	(2.07)	(1.62)	(0.49)	—	—	(0.49)	10.33	−14.02%	73,459	1.24%	1.24%	3.58%	0.95%	0.95%	3.87%	0%
For the Year Ended October 31, 2022	48.60	0.02	(36.18)	(36.16)	—	—	—	—	12.44	−74.40%	102,747	1.01%	1.01%	0.09%	0.95%	0.95%	0.15%	0%
For the Year Ended October 31, 2021	714.90	(0.90)	(665.40)	(666.30)	0.00[9]	—	—	0.00[9]	48.60	−93.20%	93,490	0.95%	0.95%	(0.93)%	0.95%	0.95%	(0.93)%	0%
For the Year Ended October 31, 2020	739.40	(3.00)	(21.20)	(24.20)	(0.30)	—	—	(0.30)	714.90	−3.26%	39,046	1.18%	1.24%	(0.44)%	0.95%	1.01%	(0.21)%	0%
Direxion Daily Travel & Vacation Bull 2X Shares
For the Year Ended October 31, 2024	9.77	0.21	7.23	7.44	(0.21)	—	(0.01)	(0.22)	16.99	76.53%	8,494	1.11%	1.24%	1.48%	0.95%	1.08%	1.64%	11%
For the Year Ended October 31, 2023	10.36	0.12	(0.65)	(0.53)	(0.06)	—	—	(0.06)	9.77	−5.27%	11,725	1.19%	1.26%	0.94%	0.95%	1.02%	1.18%	29%
For the Year Ended October 31, 2022	20.74	(0.03)	(10.35)	(10.38)	—	—	—	—	10.36	−50.05%	23,824	0.97%	1.01%	(0.24)%	0.95%	0.99%	(0.22)%	10%
For the Period June 10, 2021[8] through October 31, 2021	25.00	(0.03)	(4.23)	(4.26)	—	—	—	—	20.74	−17.04%	12,447	0.95%	1.31%	(0.36)%	0.95%	1.31%	(0.36)%	26%
Direxion Daily Uranium Industry Bull 2X Shares
For the Period June 26, 2024[8] through October 31, 2024	25.00	0.17	(0.81)	(0.64)	(0.07)	—	—	(0.07)	24.29	−2.52%	7,893	1.01%	3.04%	2.17%	0.95%	2.98%	2.23%	78%

[1]	Net investment income (loss) per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each period.
[2]	Excludes interest expense and extraordinary expenses which comprise of tax and litigation expenses.
[3]
Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share will not equal the Fund's changes in net realized and unrealized gain (loss) on investments, in-kind redemptions, futures and swaps for the period.

[4]
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived or recouped by the investment advisor.

[5]	For periods less than a year, these ratios are annualized.
The accompanying notes are an integral part of these financial statements.

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October 31, 2024(Continued)
[6]	Net expenses include effects of any reimbursement/waiver or recoupment.
[7]
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. Portfolio turnover rate does not include effects of turnover of the swap and future contracts portfolio. Short-term securities with maturities less than or equal to 366 days are also excluded from portfolio turnover calculation.

[8]	Commencement of operations.
[9]	Between $(0.005) and $0.005.
[10]	Effective July 1, 2024, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
[11]	Effective November 4, 2024, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
The accompanying notes are an integral part of these financial statements.

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Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024
1. ORGANIZATION
The Direxion Shares ETF Trust (the “Trust”) is a Delaware statutory trust formed on April 23, 2008, and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is a registered investment company that has 93 separate series (each, a “Fund” and together the “Funds”). 49 of these Funds are included in this report:

Bull Funds	Bear Funds
Direxion Daily AAPL Bull 2X Shares[1]	Direxion Daily S&P 500® Bear 1X Shares
Direxion Daily AMZN Bull 2X Shares[1]	Direxion Daily AAPL Bear 1X Shares
Direxion Daily AVGO Bull 2X Shares	Direxion Daily AMZN Bear 1X Shares
Direxion Daily GOOGL Bull 2X Shares[1]	Direxion Daily AVGO Bear 1X Shares
Direxion Daily META Bull 2X Shares	Direxion Daily GOOGL Bear 1X Shares
Direxion Daily MSFT Bull 2X Shares[1]	Direxion Daily META Bear 1X Shares
Direxion Daily MU Bull 2X Shares	Direxion Daily MSFT Bear 1X Shares
Direxion Daily NFLX Bull 2X Shares	Direxion Daily MU Bear 1X Shares
Direxion Daily NVDA Bull 2X Shares[1]	Direxion Daily NFLX Bear 1X Shares
Direxion Daily TSLA Bull 2X Shares[1]	Direxion Daily NVDA Bear 1X Shares
Direxion Daily TSM Bull 2X Shares	Direxion Daily TSLA Bear 1X Shares
Direxion Daily CSI 300 China A Share Bull 2X Shares	Direxion Daily TSM Bear 1X Shares
Direxion Daily CSI China Internet Index Bull 2X Shares	Direxion Daily Crypto Industry Bear 1X Shares
Direxion Daily S&P 500® Bull 2X Shares	Direxion Daily Magnificent 7 Bear 1X Shares[2]
Direxion Daily MSCI Brazil Bull 2X Shares	Direxion Daily AI and Big Data Bear 2X Shares
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	Direxion Daily Energy Bear 2X Shares
Direxion Daily MSCI India Bull 2X Shares	Direxion Daily Gold Miners Index Bear 2X Shares
Direxion Daily AI and Big Data Bull 2X Shares	Direxion Daily Junior Gold Miners Index Bear 2X Shares
Direxion Daily Cloud Computing Bull 2X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Direxion Daily Crypto Industry Bull 2X Shares
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares
Direxion Daily Energy Bull 2X Shares
Direxion Daily Gold Miners Index Bull 2X Shares
Direxion Daily Junior Gold Miners Index Bull 2X Shares
Direxion Daily Magnificent 7 Bull 2X Shares[2]
Direxion Daily NYSE FANG+ Bull 2X Shares
Direxion Daily Robotics, Artificial Intelligence & Automation
Index Bull 2X Shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Direxion Daily Travel & Vacation Bull 2X Shares
Direxion Daily Uranium Industry Bull 2X Shares

[1]
Effective April 2, 2024, these Funds’ new investment objective and strategy changed to seek daily leveraged investment results, before fees and expenses, of 200%, as applicable, of the performance of their underlying index. Prior to April 2, 2024, the investment objective and strategy were 1.5X.

[2]
Effective August 16, 2024, the Direxion Daily Concentrated Qs Bear 1X Shares and Direxion Daily Concentrated Qs Bull 2X Shares changed their names to Direxion Daily Magnificent 7 Bear 1X Shares and Direxion Daily Magnificent 7 Bull 2X Shares, respectively.

The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, “Financial Services-Investment Companies”.
Rafferty Asset Management, LLC (the “Adviser”) has registered as a commodity pool operator (“CPO”). All Funds presented in this report are considered commodity pools under the Commodity Exchange Act (the “CEA).

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Notes to the Financial Statements
October 31, 2024(Continued)
Accordingly, the Adviser is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.
Each Fund’s investment objective is to seek daily investment results, before fees and expenses, that correspond to the performance of a particular index or benchmark. The Funds with the word “Bull” in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word “Bear” in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark. The correlations sought by the Bull Funds are a multiple of 200% of the return of the target index or benchmark and a multiple of -100% or -200% of the return of the target index or benchmark for the Bear Funds.

Funds	Index or Benchmark	Daily Target
Direxion Daily S&P 500® Bear 1X Shares	S&P 500® Index	−100%
Direxion Daily AAPL Bear 1X Shares	Common shares of Apple, Inc.	−100%
Direxion Daily AMZN Bear 1X Shares	Common shares of Amazon, Inc.	−100%
Direxion Daily AVGO Bear 1X Shares	Common shares of Broadcom, Inc.	−100%
Direxion Daily GOOGL Bear 1X Shares	Common shares of Alphabet, Inc.	−100%
Direxion Daily META Bear 1X Shares	Common shares of META Platforms, Inc.	−100%
Direxion Daily MSFT Bear 1X Shares	Common shares of Microsoft Corp.	−100%
Direxion Daily MU Bear 1X Shares	Common shares of Micron Technology, Inc.	−100%
Direxion Daily NFLX Bear 1X Shares	Common shares of Netflix, Inc.	−100%
Direxion Daily NVDA Bear 1X Shares	Common shares of NVIDIA Corp.	−100%
Direxion Daily TSLA Bear 1X Shares	Common shares of Tesla, Inc.	−100%
Direxion Daily TSM Bear 1X Shares	Common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	−100%
Direxion Daily Crypto Industry Bear 1X Shares	Solactive Distributed Ledger & Decentralized Payment Tech Index	−100%
Direxion Daily Magnificent 7 Bear 1X Shares	Indxx Magnificent 7 Index*	−100%
Direxion Daily AAPL Bull 2X Shares	Common shares of Apple, Inc.	200%
Direxion Daily AMZN Bull 2X Shares	Common shares of Amazon, Inc.	200%
Direxion Daily AVGO Bull X Shares	Common shares of Broadcom, Inc.	200%
Direxion Daily GOOGL Bull 2X Shares	Common shares of Alphabet, Inc.	200%
Direxion Daily META Bull 2X Shares	Common shares of META Platforms, Inc.	200%
Direxion Daily MSFT Bull 2X Shares	Common shares of Microsoft Corp.	200%
Direxion Daily MU Bull 2X Shares	Common shares of Micron Technology, Inc.	200%
Direxion Daily NFLX Bull 2X Shares	Common shares of Netflix, Inc.	200%
Direxion Daily NVDA Bull 2X Shares	Common shares of NVIDIA Corp.	200%
Direxion Daily TSLA Bull 2X Shares	Common shares of Tesla, Inc.	200%
Direxion Daily TSM Bull 2X Shares	Common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	200%
Direxion Daily CSI 300 China A Share Bull 2X Shares	CSI 300 Index	200%
Direxion Daily CSI China Internet Index Bull 2X Shares	CSI Overseas China Internet Index	200%

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Notes to the Financial Statements
October 31, 2024(Continued)

Funds	Index or Benchmark	Daily Target
Direxion Daily S&P 500® Bull 2X Shares	S&P 500® Index	200%
Direxion Daily MSCI Brazil Bull 2X Shares	MSCI Brazil 25/50 Index	200%
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	MSCI Emerging Markets ex China Index	200%
Direxion Daily MSCI India Bull 2X Shares	MSCI India Index	200%
Direxion Daily AI and Big Data Bull 2X Shares Direxion Daily AI and Big Data Bear 2X Shares	Solactive US AI & Big Data Index	200% −200%
Direxion Daily Cloud Computing Bull 2X Shares	Indxx USA Cloud Computing Index	200%
Direxion Daily Crypto Industry Bull 2X Shares	Solactive Distributed Ledger & Decentralized Payment Tech Index	200%
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	Indxx US Electric and Autonomous Vehicles Index	200%
Direxion Daily Energy Bull 2X Shares Direxion Daily Energy Bear 2X Shares	Energy Select Sector Index	200% −200%
Direxion Daily Gold Miners Index Bull 2X Shares Direxion Daily Gold Miners Index Bear 2X Shares	NYSE Arca Gold Miners Index	200% −200%
Direxion Daily Junior Gold Miners Index Bull 2X Shares Direxion Daily Junior Gold Miners Index Bear 2X Shares	MVIS Global Junior Gold Miners Index	200% −200%
Direxion Daily Magnificent 7 Bull 2X Shares	Indxx Magnificent 7 Index*	200%
Direxion Daily NYSE FANG+ Bull 2X Shares	NYSE FANG+ Index	200%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	Indxx Global Robotics and Artificial Intelligence Thematic Index	200%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	S&P Oil & Gas Exploration & Production Select Industry Index	200% −200%
Direxion Daily Travel & Vacation Bull 2X Shares	BlueStar® Travel and Vacation Index	200%
Direxion Daily Uranium Industry Bull 2X Shares	Solactive United States Uranium and Nuclear Energy ETF Select Index	200%

*
Effective August 16, 2024, Direxion Daily Magnificent 7 Bear 1X Shares and Direxion Daily Magnificent 7 Bull 2X Shares changed their benchmark index from Indxx Front of the Q Index to Indxx Magnificent 7 Index.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

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Notes to the Financial Statements
October 31, 2024(Continued)
a) Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time (“Valuation Time”)), each day the NYSE is open for business. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market (“NASDAQ”) for which market quotations are readily available are valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over-the-counter (“OTC”) securities held by a Fund are valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities or; if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. Futures contracts are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Securities, swap or futures contracts are fair valued as determined by the Adviser under the supervision of the Board of Trustees (the “Board”) in the following scenarios: a) reliable market quotations are not readily available; b) the Fund’s pricing service does not provide a valuation for such securities; c) the Fund’s pricing service provides a valuation that in the judgment of the Adviser does not represent fair value; or d) the Fund or Adviser believes the market price is stale.
b) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivative contracts. A Fund does not offset fair value amounts for derivative contracts and related cash collateral on the Statements of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. Each Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.
In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.
Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund will pay the

137

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their investment objectives.
Accounting Standards Update No. 2013-01, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope to recognized derivative instruments accounted for under ASC 815, “Derivatives and Hedging”, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement of similar agreement.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.
Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Interest earned on collateral pledged to a counterparty is presented as part of Interest income on the Statements of Operations. Interest incurred on collateral received from a counterparty is presented as Interest expense on the Statements of Operations.
For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of October 31, 2024, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following tables.
In the event of the counterparty’s default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at October 31, 2024 is detailed in the following tables. If such credit risk-related contingencies were triggered, the counterparties would have the option to terminate any positions open under the master netting agreement.

138

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Notes to the Financial Statements
October 31, 2024(Continued)
Description: Swap Contract
Counterparty: Bank of America Merrill Lynch

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily AAPL Bear 1X Shares	$—	$—	$—	$—	$69,687	$—	$69,687[1]	$—
Direxion Daily AMZN Bear 1X Shares	—	—	—	—	6,815	—	6,815[1]	—
Direxion Daily AVGO Bear 1X Shares	20,333	—	—	20,333	—	—	—	—
Direxion Daily GOOGL Bear 1X Shares	—	—	—	—	57,260	—	57,260[1]	—
Direxion Daily META Bear 1X Shares	—	—	—	—	134,230	—	134,230[1]	—
Direxion Daily MSFT Bear 1X Shares	56,756	—	—	56,756	—	—	—	—
Direxion Daily MU Bear 1X Shares	12,415	—	—	12,415	—	—	—	—
Direxion Daily NFLX Bear 1X Shares	—	—	—	—	13,739	—	13,739[1]	—
Direxion Daily NVDA Bear 1X Shares	—	—	—	—	936,788	—	936,788[1]	—
Direxion Daily TSLA Bear 1X Shares	125,436	—	—	125,436	—	—	—	—
Direxion Daily TSM Bear 1X Shares	—	—	—	—	47,950	—	47,950[1]	—
Direxion Daily Crypto Industry Bear 1X Shares	2,266	—	—	2,266	—	—	—	—
Direxion Daily AAPL Bull 2X Shares	280,067	—	280,067[1]		—	—	—	—
Direxion Daily AMZN Bull 2X Shares	—	—	—	—	1,654,285	—	1,654,285[1]	—
Direxion Daily AVGO Bull 2X Shares	—	—	—	—	121,282	—	121,282[1]	—
Direxion Daily GOOGL Bull 2X Shares	504,087	—	504,087[1]		—	—	—	—
Direxion Daily META Bull 2X Shares	420,107	—	420,107[1]		—	—	—	—
Direxion Daily MSFT Bull 2X Shares	—	—	—	—	622,032	—	622,032[1]	—
Direxion Daily MU Bull 2X Shares	—	—	—	—	125,667	—	125,667[1]	—
Direxion Daily NFLX Bull 2X Shares	114,550	—	114,550[1]		—	—	—	—
Direxion Daily NVDA Bull 2X Shares	53,544,941	—	53,544,941[1]		—	—	—	—
Direxion Daily TSLA Bull 2X Shares	—	—	—	—	619,817	—	619,817[1]	—
Direxion Daily TSM Bull 2X Shares	—	—	—	—	468,067	—	468,067[1]	—

139

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Notes to the Financial Statements
October 31, 2024(Continued)

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSI China Internet Index Bull 2X Shares	$19,905,782	$—	$19,905,782[1]	$—	$—	$—	$—	$—
Direxion Daily MSCI India Bull 2X Shares	—	—	—	—	4,827	—	4,827[1]	—
Direxion Daily Cloud Computing Bull 2X Shares	—	—	—	—	237	—	237[1]	—
Direxion Daily Crypto Industry Bull 2X Shares	114,566	—	110,000	4,566	—	—	—	—
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	2,992	—	—	2,992	—	—	—	—
Direxion Daily Gold Miners Index Bull 2X Shares	36,651,743	—	36,651,743[1]		—	—	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	—	—	5,982,029	—	5,982,029[1]	—
Direxion Daily Magnificent 7 Bull 2X Shares	—	—	—	—	387,117	—	387,117[1]	—
Direxion Daily NYSE FANG+ Bull 2X Shares	1,063,577	—	1,063,577[1]		—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	—	—	—	639,124	—	639,124[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	619,875	—	560,000	59,875	—	—	—	—
Direxion Daily Travel & Vacation Bull 2X Shares	101,950	—	101,950[1]		—	—	—	—
Direxion Daily Uranium Industry Bull 2X Shares	88,447	—	88,447[1]		—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

140

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
Description: Swap Contract
Counterparty: BNP Paribas

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily AAPL Bear 1X Shares	$8,253	$—	$—	$8,253	$—	$—	$—	$—
Direxion Daily NVDA Bear 1X Shares	283,058	—	—	283,058	—	—	—	—
Direxion Daily TSLA Bear 1X Shares	67,049	—	—	67,049	—	—	—	—
Direxion Daily TSM Bear 1X Shares	—	—	—	—	31,009	—	31,009[1]	—
Direxion Daily AAPL Bull 2X Shares	—	—	—	—	195,592	—	195,592[1]	—
Direxion Daily NVDA Bull 2X Shares	4,968,540	—	4,968,540[1]	—	—	—	—	—
Direxion Daily TSLA Bull 2X Shares	21,499,320	—	21,499,320[1]	—	—	—	—	—
Direxion Daily TSM Bull 2X Shares	—	—	—	—	172,224	—	172,224[1]	—
Direxion Daily CSI China Internet Index Bull 2X Shares	—	—	—	—	5,188,815	—	5,188,815[1]	—
Direxion Daily MSCI Brazil Bull 2X Shares	—	—	—	—	86,094	—	86,094[1]	—
Direxion Daily Energy Bull 2X Shares	1,805,145	—	1,410,000	395,145	—	—	—	—
Direxion Daily Energy Bear 2X Shares	502,717	—	502,717[1]	—	—	—	—	—
Direxion Daily Gold Miners Index Bull 2X Shares	6,021,275	—	6,021,275[1]	—	—	—	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	1,206,914	—	740,000	466,914	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	43,709,845	—	43,709,845[1]	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	—	—	1,871,482	—	1,871,482[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	—	—	—	3,454,394	—	3,454,394[1]	—
Direxion Daily Uranium Industry Bull 2X Shares	—	—	—	—	15,091	—	15,091[1]	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

141

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
Description: Swap Contract
Counterparty: Barclays

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P 500® Bear 1X Shares	$756,589	$—	$—	$756,589	$—	$—	$—	$—
Direxion Daily AAPL Bear 1X Shares	10,777	—	—	10,777	—	—	—	—
Direxion Daily AVGO Bear 1X Shares	91,480	—	—	91,480	—	—	—	—
Direxion Daily META Bear 1X Shares	—	—	—	—	119,906	—	119,906[1]	—
Direxion Daily MU Bear 1X Shares	42,526	—	—	42,526	—	—	—	—
Direxion Daily NFLX Bear 1X Shares	—	—	—	—	11,760	—	11,760[1]	—
Direxion Daily NVDA Bear 1X Shares	—	—	—	—	236,845	—	236,845[1]	—
Direxion Daily Crypto Industry Bear 1X Shares	147,093	—	100,000	47,093	—	—	—	—
Direxion Daily Magnificent 7 Bear 1X Shares	—	—	—	—	83,537	—	83,537[1]	—
Direxion Daily AAPL Bull 2X Shares	—	—	—	—	30,466	—	30,466[1]	—
Direxion Daily AVGO Bull 2X Shares	—	—	—	—	115,639	—	115,639[1]	—
Direxion Daily GOOGL Bull 2X Shares	2,520,817	—	2,520,817[1]	—	—	—	—	—
Direxion Daily META Bull 2X Shares	2,202,386	—	2,202,386[1]	—	—	—	—	—
Direxion Daily MSFT Bull 2X Shares	—	—	—	—	4,772,482	—	4,772,482[1]	—
Direxion Daily MU Bull 2X Shares	—	—	—	—	151,049	—	151,049[1]	—
Direxion Daily NFLX Bull 2X Shares	44,145	—	—	44,145	—	—	—	—
Direxion Daily NVDA Bull 2X Shares	66,380,819	—	66,380,819[1]	—	—	—	—	—
Direxion Daily TSLA Bull 2X Shares	122,343,557	—	122,343,557[1]	—	—	—	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	19,552,584	—	19,552,584[1]	—
Direxion Daily MSCI Brazil Bull 2X Shares	—	—	—	—	5,943	—	5,943[1]	—
Direxion Daily MSCI India Bull 2X Shares	3,574,439	—	3,574,439[1]	—	—	—	—	—
Direxion Daily AI and Big Data Bull 2X Shares	98,717	—	98,717[1]	—	—	—	—	—
Direxion Daily Crypto Industry Bull 2X Shares	—	—	—	—	145,448	—	145,448[1]	—
Direxion Daily Energy Bull 2X Shares	5,702,177	—	4,140,000	1,562,177	—	—	—	—

142

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Energy Bear 2X Shares	$—	$—	$—	$—	$76,213	$—	$76,213[1]	$—
Direxion Daily Magnificent 7 Bull 2X Shares	352	—	—	352	—	—	—	—
Direxion Daily NYSE FANG+ Bull 2X Shares	5,224,711	—	5,224,711[1]	—	—	—	—	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	11,986	—	—	11,986	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: Citibank N.A.

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily AAPL Bear 1X Shares	$ 43,873	$—	$—	$ 43,873	$—	$—	$—	$—
Direxion Daily AMZN Bear 1X Shares	17,411	—	—	17,411	—	—	—	—
Direxion Daily AVGO Bear 1X Shares	47,229	—	—	47,229	—	—	—	—
Direxion Daily GOOGL Bear 1X Shares	—	—	—	—	117,066	—	117,066[1]	—
Direxion Daily META Bear 1X Shares	50,558	—	—	50,558	—	—	—	—
Direxion Daily MSFT Bear 1X Shares	365,317	—	205,000	160,317	—	—	—	—
Direxion Daily MU Bear 1X Shares	12,244	—	—	12,244	—	—	—	—
Direxion Daily NFLX Bear 1X Shares	—	—	—	—	33,327	—	33,327[1]	—
Direxion Daily NVDA Bear 1X Shares	12,020	—	—	12,020	—	—	—	—
Direxion Daily TSLA Bear 1X Shares	—	—	—	—	408,620	—	408,620[1]	—
Direxion Daily TSM Bear 1X Shares	—	—	—	—	12,187	—	—	12,187
Direxion Daily AAPL Bull 2X Shares	2,390,679	—	2,390,679[1]	—	—	—	—	—

143

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Notes to the Financial Statements
October 31, 2024(Continued)

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily AMZN Bull 2X Shares	$—	$—	$—	$—	$1,940,130	$—	$1,940,130[1]	$—
Direxion Daily AVGO Bull 2X Shares	—	—	—	—	148,350	—	148,350[1]	—
Direxion Daily GOOGL Bull 2X Shares	6,329,254	—	6,329,254[1]	—	—	—	—	—
Direxion Daily META Bull 2X Shares	—	—	—	—	1,036,905	—	1,036,905[1]	—
Direxion Daily MSFT Bull 2X Shares	—	—	—	—	3,566,538	—	3,566,538[1]	—
Direxion Daily MU Bull 2X Shares	—	—	—	—	126,665	—	126,665[1]	—
Direxion Daily NFLX Bull 2X Shares	103,841	—	—	103,841	—	—	—	—
Direxion Daily NVDA Bull 2X Shares	116,001	—	1	116,000	—	—	—	—
Direxion Daily TSLA Bull 2X Shares	133,048,606	—	133,048,606[1]	—	—	—	—	—
Direxion Daily TSM Bull 2X Shares	—	—	—	—	59,886	—	59,886[1]	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	7,180,258	—	7,180,258[1]	—
Direxion Daily CSI China Internet Index Bull 2X Shares	—	—	—	—	9,286,438	—	9,286,438[1]	—
Direxion Daily S&P 500® Bull 2X Shares	3,270,330	—	3,270,330[1]	—	—	—	—	—
Direxion Daily MSCI India Bull 2X Shares	2,919,064	—	2,919,064[1]	—	—	—	—	—
Direxion Daily Cloud Computing Bull 2X Shares	252,042	—	251,001	1,041	—	—	—	—
Direxion Daily Gold Miners Index Bull 2X Shares	29,950,819	—	29,950,819[1]	—	—	—	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	—	—	1,607,641	—	1,607,641[1]	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	2,230,372	—	2,230,372[1]	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	933,735	—	1	933,734	—	—	—	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	1,631,658	—	1,631,658[1]	—	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	—	—	—	8,462,900	—	8,462,900[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	2,793,489	—	2,793,489[1]	—	—	—	—	—

144

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Notes to the Financial Statements
October 31, 2024(Continued)
[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: Goldman Sachs

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily AAPL Bear 1X Shares	$—	$—	$—	$—	$115,066	$—	$115,066[1]	$—
Direxion Daily AMZN Bear 1X Shares	15	—	—	15	—	—	—	—
Direxion Daily AVGO Bear 1X Shares	45,645	—	—	45,645	—	—	—	—
Direxion Daily GOOGL Bear 1X Shares	98,946	—	98,946[1]	—	—	—	—	—
Direxion Daily MSFT Bear 1X Shares	81,320	—	—	81,320	—	—	—	—
Direxion Daily MU Bear 1X Shares	12,927	—	—	12,927	—	—	—	—
Direxion Daily NFLX Bear 1X Shares	—	—	—	—	52,127	—	52,127[1]	—
Direxion Daily NVDA Bear 1X Shares	—	—	—	—	131,922	—	131,922[1]	—
Direxion Daily TSLA Bear 1X Shares	90,497	—	—	90,497	—	—	—	—
Direxion Daily TSM Bear 1X Shares	97,816	—	—	97,816	—	—	—	—
Direxion Daily Magnificent 7 Bear 1X Shares	—	—	—	—	17,674	—	17,674[1]	—
Direxion Daily AAPL Bull 2X Shares	4,079,176	—	4,079,176[1]	—	—	—	—	—
Direxion Daily AMZN Bull 2X Shares	61	—	61[1]	—	—	—	—	—
Direxion Daily AVGO Bull 2X Shares	—	—	—	—	109,134	—	109,134[1]	—
Direxion Daily META Bull 2X Shares	2,147,665	—	2,147,665[1]	—	—	—	—	—
Direxion Daily MSFT Bull 2X Shares	—	—	—	—	1,577,915	—	1,577,915[1]	—
Direxion Daily MU Bull 2X Shares	—	—	—	—	126,332	—	126,332[1]	—
Direxion Daily NFLX Bull 2X Shares	121,741	—	—	121,741	—	—	—	—
Direxion Daily NVDA Bull 2X Shares	2,509	—	—	2,509	—	—	—	—
Direxion Daily TSLA Bull 2X Shares	112,439,535	—	112,439,535[1]	—	—	—	—	—
Direxion Daily TSM Bull 2X Shares	—	—	—	—	43,309	—	43,309[1]	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	17,576,865	—	17,576,865[1]	—

145

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSI China Internet Index Bull 2X Shares	$18,981,205	$—	$18,981,205[1]	$—	$—	$—	$—	$—
Direxion Daily S&P 500® Bull 2X Shares	9,765,813	—	9,765,813[1]	—	—	—	—	—
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	—	—	—	—	95,619	—	95,619[1]	—
Direxion Daily AI and Big Data Bull 2X Shares	403,456	—	403,456[1]	—	—	—	—	—
Direxion Daily AI and Big Data Bear 2X Shares	—	—	—	—	44,475	—	44,475[1]	—
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	—	—	—	—	8,243	—	8,243[1]	—
Direxion Daily Gold Miners Index Bull 2X Shares	22,939,880	—	22,939,880[1]	—	—	—	—	—
Direxion Daily Magnificent 7 Bull 2X Shares	1,012,976	—	1,012,976[1]	—	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	—	—	—	1,878,724	—	1,878,724[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	1,884,485	—	1,660,000	224,485	—	—	—	—
Direxion Daily Uranium Industry Bull 2X Shares	481,878	—	481,878[1]	—	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: J.P. Morgan

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSI 300 China A Share Bull 2X Shares	$3,206,563	$—	$3,206,563[1]	$—	$—	$—	$—	$—
Direxion Daily MSCI Brazil Bull 2X Shares	—	—	—	—	11,095,060	—	11,095,060[1]	—
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	—	—	—	—	64,990	—	64,990[1]	—
Direxion Daily AI and Big Data Bear 2X Shares	—	—	—	—	99,587	—	99,587[1]	—

146

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	$206,697	$—	$206,697[1]	$—	$—	$—	$—	$—
Direxion Daily Energy Bull 2X Shares	2,518,071	—	2,060,000	458,071	—	—	—	—
Direxion Daily Energy Bear 2X Shares	1,350,701	—	1,350,701[1]	—	—	—	—	—
Direxion Daily Gold Miners Index Bull 2X Shares	41,967,461	—	41,967,461[1]	—	—	—	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	—	—	1,880,703	—	1,880,703[1]	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	27,313,999	—	27,313,999[1]	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	—	—	5,280,671	—	5,280,671[1]	—
Direxion Daily NYSE FANG+ Bull 2X Shares	203,997	—	203,997[1]	—	—	—	—	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	87,616	—	87,616[1]	—	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	—	—	—	724,819	—	724,819[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	90,833	—	—	90,833	—	—	—	—
Direxion Daily Travel & Vacation Bull 2X Shares	693,437	—	693,437[1]	—	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: Nomura

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily GOOGL Bull 2X Shares	$4,196,390	$—	$4,196,390[1]	$—	$—	$—	$—	$—
Direxion Daily NVDA Bull 2X Shares	—	—	—	—	15,676,381	—	15,676,381[1]	—

147

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily TSLA Bull 2X Shares	$30,150,636	$—	$30,150,636[1]	$—	$—	$—	$—	$—
Direxion Daily Energy Bear 2X Shares	4	—	—	4	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: UBS Securities LLC

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P 500® Bear 1X Shares	$—	$—	$—	$—	$8,551,167	$—	$8,551,167[1]	$—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	7,586,233	—	7,586,233[1]	—
Direxion Daily CSI China Internet Index Bull 2X Shares	20,310,585	—	20,310,585[1]	—	—	—	—	—
Direxion Daily S&P 500® Bull 2X Shares	7,719,275	—	7,719,275[1]	—	—	—	—	—
Direxion Daily MSCI Brazil Bull 2X Shares	—	—	—	—	27,376	—	27,376[1]	—
Direxion Daily MSCI India Bull 2X Shares	3,032,987	—	3,032,987[1]	—	—	—	—	—
Direxion Daily Energy Bull 2X Shares	917,253	—	230,000	687,253	—	—	—	—
Direxion Daily Energy Bear 2X Shares	447,420	—	447,420[1]	—	—	—	—	—
Direxion Daily Gold Miners Index Bull 2X Shares	41,972,244	—	41,972,244[1]	—	—	—	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	—	—	3,001,380	—	3,001,380[1]	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	52,244,200	—	52,244,200[1]	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	—	—	5,847,138	—	5,847,138[1]	—
Direxion Daily NYSE FANG+ Bull 2X Shares	5,762,783	—	5,762,783[1]	—	—	—	—	—

148

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	$974,472	$—	$974,472[1]	$—	$—	$—	$—	$—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	—	—	—	4,638,071	—	4,638,071[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	3,765,871	—	3,620,000	145,871	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
c) Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.
d) Risks of Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the fair value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible non-performance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions. The Funds were not invested in any type of futures or options contracts during the period ended October 31, 2024.
e) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.
f) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for U.S. Federal income tax purposes, with the net sales proceeds.

149

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
g) Securities Lending – Each Fund may lend up to 33 1∕3% of the value of the securities in their portfolios to approved brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, cash equivalents, or securities issued or guaranteed by the U.S. government. The collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. Government securities held as collateral, net of fee rebates paid to borrower and net of fees paid to the lending agent. The amount of fees depends on a number of factors including the security type and the length of the loan. In addition, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. No more than 99% of the value of any security may be on loan at any time.
As of October 31, 2024, all securities on loan were collateralized by cash and/or U.S. government obligations. The cash received as collateral for securities on loan was invested in money market funds, whose maturities are overnight and continuous, and is disclosed in the Schedules of Investments. The securities on loan in each Fund are also disclosed in the Schedule of Investments. The total value of securities loaned and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Non-cash collateral consists of U.S. Treasury securities and is not disclosed on the Statements of Assets and Liabilities as its held by the lending agent on behalf of the Funds, and the Funds do not have the ability to sell, reinvest or pledge those securities. Income earned by the Funds from securities lending is disclosed in the Statements of Operations.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds are contractually indemnified with the securities lending agent. Furthermore, the Funds require the value of the securities loaned to be computed daily at the close of the market and additional collateral be furnished, if required.
As of October 31, 2024, the market value of the securities loaned and the related cash and non-cash collateral received for securities lending were as follows:

Funds	Market Value of Securities Loaned	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Direxion Daily S&P 500® Bull 2X Shares	$87,161	$—	$89,078	$89,078
Direxion Daily MSCI Brazil Bull 2X Shares	140,900	143,756	—	143,756
Direxion Daily AI and Big Data Bull 2X Shares	415	424	—	424
Direxion Daily Cloud Computing Bull 2X Shares	189,220	1,563	191,464	193,027
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	687,666	712,789	302,120	1,014,909
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	4,563,468	665,527	4,012,769	4,678,296
Direxion Daily Travel & Vacation Bull 2X Shares	16,364	11,525	5,192	16,717

h) Federal Income Taxes – Each Fund intends to make the requisite distributions of income and capital gains to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company. Therefore, no provision for U.S. Federal income tax has been made by the Funds.
The Funds may be subject to a nondeductible 4% U.S. excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. Certain Funds paid this excise tax during the period ended October 31, 2024, which is disclosed on the Statements of Operations.
i) Income and Expenses – Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date.
The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective average daily net assets.

150

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Notes to the Financial Statements
October 31, 2024(Continued)
j) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.
k) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon the occurrence of specified events. The Funds’ maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.
l) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
3. INCOME TAX AND DISTRIBUTION INFORMATION
The tax character of distributions paid during the periods ended October 31, 2024, and October 31, 2023, are presented in the following table. The tax character of distributions to shareholders made during the period may differ from their ultimate characterization for U.S. Federal income tax purposes.

	Year/Period Ended October 31, 2024			Year/Period Ended October 31, 2023
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily S&P 500® Bear 1X Shares	$9,127,533	$ —	$ —	$17,439,074	$ —	$ —
Direxion Daily AAPL Bear 1X Shares	1,242,145	—	—	873,961	—	—
Direxion Daily AMZN Bear 1X Shares	146,986	—	—	385,096	—	—
Direxion Daily AVGO Bear 1X Shares[8]	—	—	—	—	—	—
Direxion Daily GOOGL Bear 1X Shares	135,857	—	—	159,519	—	—
Direxion Daily META Bear 1X Shares[4]	47,542	—	—	—	—	—
Direxion Daily MSFT Bear 1X Shares	301,555	—	—	241,897	—	—
Direxion Daily MU Bear 1X Shares[8]	—	—	—	—	—	—
Direxion Daily NFLX Bear 1X Shares[7]	—	—	—	—	—	—
Direxion Daily NVDA Bear 1X Shares	598,186	—	—	—	—	—
Direxion Daily TSLA Bear 1X Shares	1,764,224	—	—	2,234,426	—	—
Direxion Daily TSM Bear 1X Shares[7]	—	—	—	—	—	—
Direxion Daily Crypto Industry Bear 1X Shares[6]	30,915	—	—	—	—	—

151

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)

	Year/Period Ended October 31, 2024			Year/Period Ended October 31, 2023
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily Magnificent 7 Bear 1X Shares[2]	$114,657	$ —	$ —	$—	$ —	$ —
Direxion Daily AAPL Bull 2X Shares	2,167,326	—	—	533,661	—	—
Direxion Daily AMZN Bull 2X Shares	3,785,145	—	—	617,613	—	—
Direxion Daily AVGO Bull 2X Shares[8]	—	—	—	—	—	—
Direxion Daily GOOGL Bull 2X Shares	2,250,138	—	—	394,589	—	—
Direxion Daily META Bull 2X Shares[4]	169,399	—	—	—	—	—
Direxion Daily MSFT Bull 2X Shares	2,525,389	—	—	503,522	—	—
Direxion Daily MU Bull 2X Shares[8]	—	—	—	—	—	—
Direxion Daily NFLX Bull 2X Shares[7]	—	—	—	—	—	—
Direxion Daily NVDA Bull 2X Shares	5,595,151	—	—	—	—	—
Direxion Daily TSLA Bull 2X Shares	60,392,155	—	—	13,969,260	—	—
Direxion Daily TSM Bull 2X Shares[7]	—	—	—	—	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	1,878,464	—	—	1,285,927	—	—
Direxion Daily CSI China Internet Index Bull 2X Shares	8,794,646	—	—	3,836,004	—	—
Direxion Daily S&P 500® Bull 2X Shares	1,780,102	—	—	1,833,932	—	—
Direxion Daily MSCI Brazil Bull 2X Shares	5,457,553	—	—	6,143,456	—	—
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares[1]	41,007	—	—	—	—	—
Direxion Daily MSCI India Bull 2X Shares	1,166,696	—	—	891,341	—	—
Direxion Daily AI and Big Data Bull 2X Shares[3]	9,347	—	—	—	—	—
Direxion Daily AI and Big Data Bear 2X Shares[3]	44,131	—	—	—	—	—
Direxion Daily Cloud Computing Bull 2X Shares	—	—	—	—	—	—
Direxion Daily Crypto Industry Bull 2X Shares[6]	6,824	—	—	—	—	—
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	125,751	—	—	123,822	—	—
Direxion Daily Energy Bull 2X Shares	9,671,962	—	—	12,229,872	—	—

152

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)

	Year/Period Ended October 31, 2024			Year/Period Ended October 31, 2023
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily Energy Bear 2X Shares	$946,237	$ —	$ —	$1,074,176	$ —	$ —
Direxion Daily Gold Miners Index Bull 2X Shares	11,225,003	—	—	6,901,670	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	4,583,846	—	—	3,486,238	—	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	6,942,012	—	—	3,912,708	—	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	3,343,314	—	—	3,131,146	—	—
Direxion Daily Magnificent 7 Bull 2X Shares[2]	61,989	—	—	—	—	—
Direxion Daily NYSE FANG+ Bull 2X Shares	642,916	—	—	131,002	—	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	442,110	—	—	120,251	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	11,417,514	—	—	14,878,134	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	2,496,925	—	—	2,468,778	—	—
Direxion Daily Travel & Vacation Bull 2X Shares	168,744	—	8,988	76,810	—	—
Direxion Daily Uranium Industry Bull 2X Shares[5]	16,866	—	—	—	—	—

[1]	Commenced operations on February 7, 2024.
[2]	Commenced operations on March 7, 2024.
[3]	Commenced operations on May 15, 2024.
[4]	Commenced operations on June 5, 2024.
[5]	Commenced operations on June 26, 2024.
[6]	Commenced operations on July 17, 2024.
[7]	Commenced operations on October 3, 2024.
[8]	Commenced operations on October 10, 2024
At October 31, 2024, the components of accumulated earnings/(losses) on a tax-basis were as follows:

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gain	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily S&P 500® Bear 1X Shares	$(45,049,061)	$757,251	$ —	$(161,591,710)	$(205,883,520)
Direxion Daily AAPL Bear 1X Shares	(5,734,393)	109,128	—	(5,967,091)	(11,592,356)
Direxion Daily AMZN Bear 1X Shares	(440,836)	15,880	—	(2,665,117)	(3,090,073)
Direxion Daily AVGO Bear 1X Shares	204,023	27,698	—	—	231,721

153

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gain	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily GOOGL Bear 1X Shares	$(677,134)	$17,247	$ —	$(2,206,572)	$(2,866,459)
Direxion Daily META Bear 1X Shares	(321,263)	22,577	—	(179,203)	(477,889)
Direxion Daily MSFT Bear 1X Shares	(697,144)	26,659	—	(3,216,120)	(3,886,605)
Direxion Daily MU Bear 1X Shares	34,023	5,634	—	(5,097)	34,560
Direxion Daily NFLX Bear 1X Shares	(184,093)	13,644	—	(1,565)	(172,014)
Direxion Daily NVDA Bear 1X Shares	(8,141,329)	108,252	—	(3,648,745)	(11,681,822)
Direxion Daily TSLA Bear 1X Shares	(16,888,238)	183,293	—	(13,411,807)	(30,116,752)
Direxion Daily TSM Bear 1X Shares	(107,698)	9,122	—	(25,798)	(124,374)
Direxion Daily Crypto Industry Bear 1X Shares	136,980	9,559	—	(37,863)	108,676
Direxion Daily Magnificent 7 Bear 1X Shares	(295,173)	4,085	—	(519,833)	(810,921)
Direxion Daily AAPL Bull 2X Shares	8,519,328	11,049,829	—	(1,140)	19,568,017
Direxion Daily AMZN Bull 2X Shares	(8,095,249)	3,241,836	—	(1,146)	(4,854,559)
Direxion Daily AVGO Bull 2X Shares	(626,424)	6,210	—	(1,429)	(621,643)
Direxion Daily GOOGL Bull 2X Shares	9,793,823	1,919,345	—	(1,146)	11,712,022
Direxion Daily META Bull 2X Shares	2,336,099	104,820	—	(146,935)	2,293,984
Direxion Daily MSFT Bull 2X Shares	(13,547,660)	4,511,772	—	(1,146)	(9,037,034)
Direxion Daily MU Bull 2X Shares	(647,145)	8,723	—	(1,511)	(639,933)
Direxion Daily NFLX Bull 2X Shares	363,545	30,697	—	(1,565)	392,677
Direxion Daily NVDA Bull 2X Shares	109,782,110	85,326,253	—	(14,935)	195,093,428
Direxion Daily TSLA Bull 2X Shares	96,605,233	53,327,894	—	(1,139)	149,931,988
Direxion Daily TSM Bull 2X Shares	(1,000,194)	27,302	—	—	(972,892)
Direxion Daily CSI 300 China A Share Bull 2X Shares	(178,025,450)	429,034	—	(35,990,651)	(213,587,067)
Direxion Daily CSI China Internet Index Bull 2X Shares	(105,243,181)	574,926	—	(337,390,046)	(442,058,301)
Direxion Daily S&P 500® Bull 2X Shares	36,686,440	18,548	—	—	36,704,988
Direxion Daily MSCI Brazil Bull 2X Shares	(34,588,621)	206,087	—	(441,923,096)	(476,305,630)

154

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gain	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	$(161,972)	$278,352	$ —	$(2,987)	$113,393
Direxion Daily MSCI India Bull 2X Shares	12,192,126	1,137,696	—	—	13,329,822
Direxion Daily AI and Big Data Bull 2X Shares	881,268	140,089	—	(3,046)	1,018,311
Direxion Daily AI and Big Data Bear 2X Shares	(599,343)	8,683	—	(134,297)	(724,957)
Direxion Daily Cloud Computing Bull 2X Shares	(1,166,808)	—	—	(11,813,106)	(12,979,914)
Direxion Daily Crypto Industry Bull 2X Shares	(220,091)	3,495	—	(43,090)	(259,686)
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	(5,381,517)	22,125	—	(5,242,512)	(10,601,904)
Direxion Daily Energy Bull 2X Shares	(13,565,158)	297,380	—	(13,370,237)	(26,638,015)
Direxion Daily Energy Bear 2X Shares	(1,316,876)	79,872	—	(197,777,032)	(199,014,036)
Direxion Daily Gold Miners Index Bull 2X Shares	121,484,940	304,103	—	(1,812,674,433)	(1,690,885,390)
Direxion Daily Gold Miners Index Bear 2X Shares	(64,197,532)	513,630	—	(657,658,408)	(721,342,310)
Direxion Daily Junior Gold Miners Index Bull 2X Shares	29,719,786	230,571	—	(1,502,394,353)	(1,472,443,996)
Direxion Daily Junior Gold Miners Index Bear 2X Shares	(47,359,822)	318,842	—	(249,706,772)	(296,747,752)
Direxion Daily Magnificent 7 Bull 2X Shares	1,026,183	923,385	—	—	1,949,568
Direxion Daily NYSE FANG+ Bull 2X Shares	10,810,663	60,131	—	(782,201)	10,088,593
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	1,303,215	42,317	—	(16,730,403)	(15,384,871)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	(80,243,683)	614,259	—	(34,559,527)	(114,188,951)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	(3,822,778)	125,503	—	(227,933,708)	(231,630,983)
Direxion Daily Travel & Vacation Bull 2X Shares	(336,727)	—	—	(15,910,173)	(16,246,900)
Direxion Daily Uranium Industry Bull 2X Shares	232,640	193,808	—	(2,821)	423,627

[1]	Other Accumulated Earnings (Losses) consist of capital loss carryover and organizational costs.

155

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
At October 31, 2024, the aggregate gross unrealized appreciation and depreciation of investments for U.S. Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily S&P 500® Bear 1X Shares	$196,270,109	$756,589	$(45,805,650)	$(45,049,061)
Direxion Daily AAPL Bear 1X Shares	31,145,427	62,903	(5,797,296)	(5,734,393)
Direxion Daily AMZN Bear 1X Shares	4,570,739	17,426	(458,262)	(440,836)
Direxion Daily AVGO Bear 1X Shares	2,504,806	204,687	(664)	204,023
Direxion Daily GOOGL Bear 1X Shares	5,038,483	98,946	(776,080)	(677,134)
Direxion Daily META Bear 1X Shares	6,494,945	50,558	(371,821)	(321,263)
Direxion Daily MSFT Bear 1X Shares	8,768,104	503,393	(1,200,537)	(697,144)
Direxion Daily MU Bear 1X Shares	2,495,116	80,112	(46,089)	34,023
Direxion Daily NFLX Bear 1X Shares	4,826,130	—	(184,093)	(184,093)
Direxion Daily NVDA Bear 1X Shares	36,866,229	295,078	(8,436,407)	(8,141,329)
Direxion Daily TSLA Bear 1X Shares	73,141,474	282,982	(17,171,220)	(16,888,238)
Direxion Daily TSM Bear 1X Shares	4,092,105	97,816	(205,514)	(107,698)
Direxion Daily Crypto Industry Bear 1X Shares	2,539,526	149,359	(12,379)	136,980
Direxion Daily Magnificent 7 Bear 1X Shares	2,747,199	—	(295,173)	(295,173)
Direxion Daily AAPL Bull 2X Shares	99,288,099	10,453,077	(1,933,749)	8,519,328
Direxion Daily AMZN Bull 2X Shares	172,321,013	1,934,225	(10,029,474)	(8,095,249)
Direxion Daily AVGO Bull 2X Shares	4,758,301	—	(626,424)	(626,424)
Direxion Daily GOOGL Bull 2X Shares	158,264,754	16,414,518	(6,620,695)	9,793,823
Direxion Daily META Bull 2X Shares	57,961,238	5,143,880	(2,807,781)	2,336,099
Direxion Daily MSFT Bull 2X Shares	152,977,003	961,028	(14,508,688)	(13,547,660)
Direxion Daily MU Bull 2X Shares	5,979,710	—	(647,145)	(647,145)
Direxion Daily NFLX Bull 2X Shares	5,303,980	422,422	(58,877)	363,545
Direxion Daily NVDA Bull 2X Shares	716,555,238	147,194,432	(37,412,322)	109,782,110
Direxion Daily TSLA Bull 2X Shares	2,735,617,833	486,223,351	(389,618,118)	96,605,233
Direxion Daily TSM Bull 2X Shares	24,334,303	59,556	(1,059,750)	(1,000,194)
Direxion Daily CSI 300 China A Share Bull 2X Shares	513,186,596	6,136,325	(184,161,775)	(178,025,450)
Direxion Daily CSI China Internet Index Bull 2X Shares	541,741,573	85,877,250	(191,120,431)	(105,243,181)
Direxion Daily S&P 500® Bull 2X Shares	139,680,817	42,392,078	(5,705,638)	36,686,440
Direxion Daily MSCI Brazil Bull 2X Shares	143,240,905	188,771	(34,777,392)	(34,588,621)
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	3,463,465	86,810	(248,782)	(161,972)
Direxion Daily MSCI India Bull 2X Shares	93,161,137	12,772,797	(580,671)	12,192,126
Direxion Daily AI and Big Data Bull 2X Shares	7,106,095	1,264,614	(383,346)	881,268
Direxion Daily AI and Big Data Bear 2X Shares	3,017,481	—	(599,343)	(599,343)
Direxion Daily Cloud Computing Bull 2X Shares	6,225,336	665,393	(1,832,201)	(1,166,808)
Direxion Daily Crypto Industry Bull 2X Shares	3,009,146	284,343	(504,434)	(220,091)
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	11,614,486	420,081	(5,801,598)	(5,381,517)
Direxion Daily Energy Bull 2X Shares	330,086,978	24,482,497	(38,047,655)	(13,565,158)
Direxion Daily Energy Bear 2X Shares	28,160,252	2,300,838	(3,617,714)	(1,316,876)
Direxion Daily Gold Miners Index Bull 2X Shares	644,337,162	194,960,673	(73,475,733)	121,484,940
Direxion Daily Gold Miners Index Bear 2X Shares	159,263,534	1,206,914	(65,404,446)	(64,197,532)
Direxion Daily Junior Gold Miners Index Bull 2X Shares	433,109,594	133,882,133	(104,162,347)	29,719,786
Direxion Daily Junior Gold Miners Index Bear 2X Shares	104,410,786	933,735	(48,293,557)	(47,359,822)
Direxion Daily Magnificent 7 Bull 2X Shares	19,860,103	1,732,212	(706,029)	1,026,183
Direxion Daily NYSE FANG+ Bull 2X Shares	66,695,606	13,386,510	(2,575,847)	10,810,663

156

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	$30,276,848	$3,425,367	$(2,122,152)	$1,303,215
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	430,523,567	7,978,153	(88,221,836)	(80,243,683)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	52,607,128	9,154,553	(12,977,331)	(3,822,778)
Direxion Daily Travel & Vacation Bull 2X Shares	9,842,597	1,463,779	(1,800,506)	(336,727)
Direxion Daily Uranium Industry Bull 2X Shares	8,632,536	669,356	(436,716)	232,640

The difference between the book cost of investments and the tax cost of investments is primarily attributable to tax deferral of losses on wash sales and basis adjustments on investments in real estate investment trusts and passive foreign investment companies.
On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for total distributable earnings and capital stock under GAAP and tax reporting:

Funds	Total Distributable Earnings (Loss)	Capital Stock
Direxion Daily S&P 500® Bear 1X Shares	$—	$—
Direxion Daily AAPL Bear 1X Shares	—	—
Direxion Daily AMZN Bear 1X Shares	—	—
Direxion Daily AVGO Bear 1X Shares	—	—
Direxion Daily GOOGL Bear 1X Shares	—	—
Direxion Daily META Bear 1X Shares	—	—
Direxion Daily MSFT Bear 1X Shares	—	—
Direxion Daily MU Bear 1X Shares	—	—
Direxion Daily NFLX Bear 1X Shares	—	—
Direxion Daily NVDA Bear 1X Shares	—	—
Direxion Daily TSLA Bear 1X Shares	—	—
Direxion Daily TSM Bear 1X Shares	—	—
Direxion Daily Crypto Industry Bear 1X Shares	—	—
Direxion Daily Magnificent 7 Bear 1X Shares	—	—
Direxion Daily AAPL Bull 2X Shares	(11,729,894)	11,729,894
Direxion Daily AMZN Bull 2X Shares	(8,475,220)	8,475,220
Direxion Daily AVGO Bull 2X Shares	—	—
Direxion Daily GOOGL Bull 2X Shares	(5,264,188)	5,264,188
Direxion Daily META Bull 2X Shares	(257,825)	257,825
Direxion Daily MSFT Bull 2X Shares	(5,260,106)	5,260,106
Direxion Daily MU Bull 2X Shares	—	—
Direxion Daily NFLX Bull 2X Shares	(7,854)	7,854
Direxion Daily NVDA Bull 2X Shares	(27,468,912)	27,468,912
Direxion Daily TSLA Bull 2X Shares	(70,389,357)	70,389,357
Direxion Daily TSM Bull 2X Shares	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	3,192,480	(3,192,480)
Direxion Daily CSI China Internet Index Bull 2X Shares	22,389,980	(22,389,980)
Direxion Daily S&P 500® Bull 2X Shares	(66,698,730)	66,698,730
Direxion Daily MSCI Brazil Bull 2X Shares	163,956	(163,956)
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	—	—
Direxion Daily MSCI India Bull 2X Shares	(7,756,666)	7,756,666
Direxion Daily AI and Big Data Bull 2X Shares	—	—

157

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)

Funds	Total Distributable Earnings (Loss)	Capital Stock
Direxion Daily AI and Big Data Bear 2X Shares	$—	$—
Direxion Daily Cloud Computing Bull 2X Shares	(222,422)	222,422
Direxion Daily Crypto Industry Bull 2X Shares	—	—
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	1,246,278	(1,246,278)
Direxion Daily Energy Bull 2X Shares	(33,055,624)	33,055,624
Direxion Daily Energy Bear 2X Shares	—	—
Direxion Daily Gold Miners Index Bull 2X Shares	(69,104,663)	69,104,663
Direxion Daily Gold Miners Index Bear 2X Shares	—	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	(24,245,943)	24,245,943
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—
Direxion Daily Magnificent 7 Bull 2X Shares	(559,007)	559,007
Direxion Daily NYSE FANG+ Bull 2X Shares	(7,804,660)	7,804,660
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	(1,672,292)	1,672,292
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	(15,095,117)	15,095,117
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—
Direxion Daily Travel & Vacation Bull 2X Shares	369,455	(369,455)
Direxion Daily Uranium Industry Bull 2X Shares	—	—

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2024, the permanent differences primarily relate to tax treatment of redemptions in-kind, non-deductible excise tax, net operating losses and the utilization of earnings and profits distributed to shareholders on redemption of shares.
In order to meet certain U.S. excise tax distribution requirements, each Fund is required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, these Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2024.
At October 31, 2024, no Funds deferred, on a tax basis, qualified late year losses.
Under current law, each Fund may carry forward net capital losses indefinitely to use to offset capital gains realized in future years and their character is retained as either short-term and/or long-term.
At October 31, 2024, for U.S. Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains:

Funds	Utilized in Current Year	Unlimited ST	Unlimited LT
Direxion Daily S&P 500® Bear 1X Shares	$—	$(161,591,710)	$—
Direxion Daily AAPL Bear 1X Shares	—	(5,965,958)	—
Direxion Daily AMZN Bear 1X Shares	—	(2,663,978)	—
Direxion Daily AVGO Bear 1X Shares	—	—	—
Direxion Daily GOOGL Bear 1X Shares	—	(2,205,433)	—
Direxion Daily META Bear 1X Shares	—	(176,994)	—
Direxion Daily MSFT Bear 1X Shares	—	(3,214,981)	—
Direxion Daily MU Bear 1X Shares	—	(5,097)	—
Direxion Daily NFLX Bear 1X Shares	—	—	—
Direxion Daily NVDA Bear 1X Shares	—	(3,633,810)	—
Direxion Daily TSLA Bear 1X Shares	—	(13,410,669)	—

158

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)

Funds	Utilized in Current Year	Unlimited ST	Unlimited LT
Direxion Daily TSM Bear 1X Shares	$—	$(25,798)	$—
Direxion Daily Crypto Industry Bear 1X Shares	—	(33,945)	—
Direxion Daily Magnificent 7 Bear 1X Shares	—	(519,833)	—
Direxion Daily AAPL Bull 2X Shares	—	—	—
Direxion Daily AMZN Bull 2X Shares	—	—	—
Direxion Daily AVGO Bull 2X Shares	—	(1,429)	—
Direxion Daily GOOGL Bull 2X Shares	—	—	—
Direxion Daily META Bull 2X Shares	120,552	(137,273)	—
Direxion Daily MSFT Bull 2X Shares	—	—	—
Direxion Daily MU Bull 2X Shares	—	(1,511)	—
Direxion Daily NFLX Bull 2X Shares	—	—	—
Direxion Daily NVDA Bull 2X Shares	9,277	—	—
Direxion Daily TSLA Bull 2X Shares	—	—	—
Direxion Daily TSM Bull 2X Shares	—	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	(33,776,002)	(2,214,649)
Direxion Daily CSI China Internet Index Bull 2X Shares	—	(337,390,046)	—
Direxion Daily S&P 500® Bull 2X Shares	4,527,651	—	—
Direxion Daily MSCI Brazil Bull 2X Shares	1,174,847	(440,806,844)	(1,116,252)
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	—	—	—
Direxion Daily MSCI India Bull 2X Shares	—	—	—
Direxion Daily AI and Big Data Bull 2X Shares	—	—	—
Direxion Daily AI and Big Data Bear 2X Shares	—	(131,417)	—
Direxion Daily Cloud Computing Bull 2X Shares	—	(10,216,962)	(1,596,144)
Direxion Daily Crypto Industry Bull 2X Shares	—	(39,002)	—
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	—	(5,016,884)	(225,628)
Direxion Daily Energy Bull 2X Shares	—	(6,514,009)	(6,856,228)
Direxion Daily Energy Bear 2X Shares	—	(197,777,032)	—
Direxion Daily Gold Miners Index Bull 2X Shares	15,769,121	(1,208,098,921)	(604,575,512)
Direxion Daily Gold Miners Index Bear 2X Shares	—	(657,657,408)	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	—	(1,502,394,353)	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	(249,706,772)	—
Direxion Daily Magnificent 7 Bull 2X Shares	—	—	—
Direxion Daily NYSE FANG+ Bull 2X Shares	6,988,584	—	(782,201)
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	—	(15,318,301)	(1,410,918)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	(24,247,323)	(10,312,204)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	(227,933,708)	—
Direxion Daily Travel & Vacation Bull 2X Shares	310,318	(14,439,482)	(1,470,691)
Direxion Daily Uranium Industry Bull 2X Shares	—	—	—

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability was required to be recorded resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of October 31, 2024, open U.S. Federal and state income tax years include the tax years ended October 31, 2021, through October 31, 2024. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

159

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
4. CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES
Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” The number of shares in a Creation Unit for each respective Fund is as follows:

Funds	Number of shares per Creation Unit
Direxion Daily S&P 500® Bear 1X Shares	50,000 shares
Direxion Daily AAPL Bear 1X Shares	25,000 shares
Direxion Daily AMZN Bear 1X Shares	25,000 shares
Direxion Daily AVGO Bear 1X Shares	25,000 shares
Direxion Daily GOOGL Bear 1X Shares	25,000 shares
Direxion Daily META Bear 1X Shares	25,000 shares
Direxion Daily MSFT Bear 1X Shares	25,000 shares
Direxion Daily MU Bear 1X Shares	25,000 shares
Direxion Daily NFLX Bear 1X Shares	25,000 shares
Direxion Daily NVDA Bear 1X Shares	25,000 Shares
Direxion Daily TSLA Bear 1X Shares	25,000 shares
Direxion Daily TSM Bear 1X Shares	25,000 shares
Direxion Daily Crypto Industry Bear 1X Shares	25,000 shares
Direxion Daily Magnificent 7 Bear 1X Shares	25,000 shares
Direxion Daily AAPL Bull 2X Shares	25,000 shares
Direxion Daily AMZN Bull 2X Shares	25,000 shares
Direxion Daily AVGO Bull 2X Shares	25,000 shares
Direxion Daily GOOGL Bull 2X Shares	25,000 shares
Direxion Daily META Bull 2X Shares	25,000 shares
Direxion Daily MSFT Bull 2X Shares	25,000 shares
Direxion Daily MU Bull 2X Shares	25,000 shares
Direxion Daily NFLX Bull 2X Shares	25,000 shares
Direxion Daily NVDA Bull 2X Shares	25,000 shares
Direxion Daily TSLA Bull 2X Shares	25,000 shares
Direxion Daily TSM Bull X Shares	25,000 shares
Direxion Daily CSI China A Share Bull 2X Shares	50,000 shares
Direxion Daily CSI China Internet Index Bull 2X Shares	50,000 shares
Direxion Daily S&P 500® Bull 2X Shares	50,000 shares
Direxion Daily MSCI Brazil Bull 2X Shares	50,000 shares
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	25,000 shares
Direxion Daily MSCI India Bull 2X Shares	50,000 shares
Direxion Daily AI and Big Data Bull 2X Shares	25,000 shares
Direxion Daily AI and Big Data Bear 2X Shares	25,000 shares
Direxion Daily Cloud Computing Bull 2X Shares	50,000 shares
Direxion Daily Crypto Industry Bull 2X Shares	25,000 shares
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	50,000 shares
Direxion Daily Energy Bull 2X Shares	50,000 shares
Direxion Daily Energy Bear 2X Shares	50,000 shares
Direxion Daily Gold Miners Index Bull 2X Shares	50,000 shares
Direxion Daily Gold Miners Index Bear Shares	50,000 shares
Direxion Daily Junior Gold Miners Index Bull 2X Shares	50,000 shares
Direxion Daily Junior Gold Miners Index Bear 2X Shares	50,000 shares
Direxion Daily Magnificent 7 Bull 2X Shares	25,000 shares
Direxion Daily NYSE FANG+ Bull 2X Shares	50,000 shares
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	50,000 shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	50,000 shares

160

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)

Funds	Number of shares per Creation Unit
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	50,000 shares
Direxion Daily Travel & Vacation Bull 2X Shares	50,000 shares
Direxion Daily Uranium Industry Bull 2X Shares	25,000 shares

Creation Units of the Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation Units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in creation units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund include both cash and in-kind transactions and are disclosed in detail in the Statements of Changes in Net Assets.
Transaction fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of creation units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is applicable to each creation or redemption transaction, regardless of the number of creation units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each creation unit purchased or redeemed is applicable to each creation or redemption transaction. Not all Funds will have a transaction fee associated with capital share activity for the year. Transaction fees received by each Fund are presented in the Capital Share Transaction section of the Statements of Changes in Net Assets and any amount receivable as of October 31, 2024 is included in Receivable for Fund shares sold on the Statement of Assets and Liabilities.
5. INVESTMENT TRANSACTIONS
The table below presents each Fund’s investment transactions during the period ended October 31, 2024. Purchases represent the aggregate purchases of investments excluding the cost of in-kind purchases, short-term investment purchases, swaps and futures contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments, swaps and futures contracts. Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily S&P 500® Bear 1X Shares	$—	$—	$—	$—
Direxion Daily AAPL Bear 1X Shares	—	—	—	—
Direxion Daily AMZN Bear 1X Shares	—	—	—	—
Direxion Daily AVGO Bear 1X Shares[8]	—	—	—	—
Direxion Daily GOOGL Bear 1X Shares	—	—	—	—
Direxion Daily META Bear 1X Shares[4]	—	—	—	—
Direxion Daily MSFT Bear 1X Shares	—	—	—	—
Direxion Daily MU Bear 1X Shares[8]	—	—	—	—
Direxion Daily NFLX Bear 1X Shares[7]	—	—	—	—
Direxion Daily NVDA Bear 1X Shares	—	—	—	—
Direxion Daily TSLA Bear 1X Shares	—	—	—	—
Direxion Daily TSM Bear 1X Shares[7]	—	—	—	—
Direxion Daily Crypto Industry Bear 1X Shares[6]	—	—	—	—
Direxion Daily Magnificent 7 Bear 1X Shares[2]	—	—	—	—
Direxion Daily AAPL Bull 2X Shares	4,405,580	15,401,011	24,179,868	4,128,680
Direxion Daily AMZN Bull 2X Shares	—	14,415,114	32,676,033	2,060,286
Direxion Daily AVGO Bull 2X Shares[8]	557,877	—	334,379	—
Direxion Daily GOOGL Bull 2X Shares	7,116,960	20,366,453	24,124,717	4,948,527
Direxion Daily META Bull 2X Shares[4]	238,500	2,837,776	9,809,236	3,275,488

161

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily MSFT Bull 2X Shares	$1,793,693	$—	$22,817,190	$5,342,903
Direxion Daily MU Bull 2X Shares[8]	645,954	—	273,597	—
Direxion Daily NFLX Bull 2X Shares[7]	515,547	—	377,507	137,089
Direxion Daily NVDA Bull 2X Shares	85,167,700	5,806,465	60,611,035	9,092,135
Direxion Daily TSLA Bull 2X Shares	323,477,100	207,696,842	346,697,549	144,565,809
Direxion Daily TSM Bull 2X Shares[7]	527,427	—	3,013,786	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	9,634,290	149,273,282	398,877,174	25,610,168
Direxion Daily CSI China Internet Index Bull 2X Shares	174,889,605	176,552,966	165,396,175	142,048,966
Direxion Daily S&P 500® Bull 2X Shares	99,797,207	32,770,662	—	183,941,588
Direxion Daily MSCI Brazil Bull 2X Shares	20,058,711	33,600,705	74,748,420	44,898,210
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares[1]	2,301,620	993,547	701,982	—
Direxion Daily MSCI India Bull 2X Shares	4,530,010	—	41,514,429	22,970,610
Direxion Daily AI and Big Data Bull 2X Shares[3]	4,240,369	2,557,158	3,978,044	—
Direxion Daily AI and Big Data Bear 2X Shares[3]	—	—	—	—
Direxion Daily Cloud Computing Bull 2X Shares	1,900,904	933,035	2,259,852	5,842,241
Direxion Daily Crypto Industry Bull 2X Shares[6]	2,201,885	662,822	410,851	—
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	2,501,345	6,213,991	8,991,537	4,968,448
Direxion Daily Energy Bull 2X Shares	45,151,551	44,019,589	179,446,056	231,811,024
Direxion Daily Energy Bear 2X Shares	—	—	—	—
Direxion Daily Gold Miners Index Bull 2X Shares	405,587,000	131,206,875	417,757,155	747,218,453
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	233,389,125	24,407,055	212,928,644	485,816,444
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	—	—
Direxion Daily Magnificent 7 Bull 2X Shares[2]	20,662,074	16,379,355	2,409,911	2,604,971
Direxion Daily NYSE FANG+ Bull 2X Shares	21,016,848	24,970,421	50,288,713	37,841,191
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	—	—	9,453,143	13,327,585
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	102,001,018	91,301,812	179,763,961	256,539,461
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—	—	—
Direxion Daily Travel & Vacation Bull 2X Shares	5,571,947	928,832	562,847	10,572,050
Direxion Daily Uranium Industry Bull 2X Shares[5]	3,860,352	1,056,305	985,432	—

[1]	Represents the period from February 7, 2024 (commencement of operations) to October 31, 2024.
[2]	Represents the period from March 7, 2024 (commencement of operations) to October 31, 2024.
[3]	Represents the period from May 15, 2024 (commencement of operations) to October 31, 2024.
[4]	Represents the period from June 5, 2024 (commencement of operations) to October 31, 2024.
[5]	Represents the period from June 26, 2024 (commencement of operations) to October 31, 2024.
[6]	Represents the period from July 17, 2024 (commencement of operations) to October 31, 2024.
[7]	Represents the period from October 3, 2024 (commencement of operations) to October 31, 2024.
[8]	Represents the period from October 10, 2024 (commencement of operations) to October 31, 2024.
There were no purchases or sales of long-term U.S. Government securities in the Funds during the period ended October 31, 2024.

162

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
6. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser investment advisory fees at an annual rate based on its average daily net assets. These rates are as follows:

Direxion Daily S&P 500® Bear 1X Shares	0.35%
Direxion Daily AAPL Bear 1X Shares	0.75%
Direxion Daily AMZN Bear 1X Shares	0.75%
Direxion Daily AVGO Bear 1X Shares	0.75%
Direxion Daily GOOGL Bear 1X Shares	0.75%
Direxion Daily META Bear 1X Shares	0.75%
Direxion Daily MSFT Bear 1X Shares	0.75%
Direxion Daily MU Bear 1X Shares	0.75%
Direxion Daily NFLX Bear 1X Shares	0.75%
Direxion Daily NVDA Bear 1X Shares	0.75%
Direxion Daily TSLA Bear 1X Shares	0.75%
Direxion Daily TSM Bear 1X Shares	0.75%
Direxion Daily Crypto Industry Bear 1X Shares	0.35%
Direxion Daily Magnificent 7 Bear 1X Shares	0.35%
Direxion Daily AAPL Bull 2X Shares	0.75%
Direxion Daily AMZN Bull 2X Shares	0.75%
Direxion Daily AVGO Bull 2X Shares	0.75%
Direxion Daily GOOGL Bull 2X Shares	0.75%
Direxion Daily META Bull 2X Shares	0.75%
Direxion Daily MSFT Bull 2X Shares	0.75%
Direxion Daily MU Bull 2X Shares	0.75%
Direxion Daily NFLX Bull 2X Shares	0.75%
Direxion Daily NVDA Bull 2X Shares	0.75%
Direxion Daily TSLA Bull 2X Shares	0.75%
Direxion Daily TSM Bull 2X Shares	0.75%
Direxion Daily CSI 300 China A Share Bull 2X Shares	0.75%
Direxion Daily CSI China Internet Index Bull 2X Shares	0.75%
Direxion Daily S&P 500® Bull 2X Shares	0.50%
Direxion Daily MSCI Brazil Bull 2X Shares	0.75%
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	0.75%
Direxion Daily MSCI India Bull 2X Shares	0.75%
Direxion Daily AI and Big Data Bull 2X Shares	0.75%
Direxion Daily AI and Big Data Bear 2X Shares	0.75%
Direxion Daily Cloud Computing Bull 2X Shares	0.75%
Direxion Daily Crypto Industry Bull 2X Shares	0.75%
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	0.75%
Direxion Daily Energy Bull 2X Shares	0.75%
Direxion Daily Energy Bear 2X Shares	0.75%
Direxion Daily Gold Miners Index Bull 2X Shares	0.75%
Direxion Daily Gold Miners Index Bear 2X Shares	0.75%
Direxion Daily Junior Gold Miners Index Bull 2X Shares	0.75%
Direxion Daily Junior Gold Miners Index Bear 2X Shares	0.75%
Direxion Daily Magnificent 7 Bull 2X Shares	0.75%
Direxion Daily NYSE FANG+ Bull 2X Shares	0.75%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	0.75%

163

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	0.75%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	0.75%
Direxion Daily Travel & Vacation Bull 2X Shares	0.75%
Direxion Daily Uranium Industry Bull 2X Shares	0.75%

Additionally, the Trust has entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, the Trust pays the Adviser management service fees of 0.026% on the first $10,000,000,000 of the Trust’s daily net assets and 0.024% on assets in excess of $10,000,000,000. This fee compensates the Adviser for performing certain management, administration and compliance functions related to the Trust.
Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or reimburse the Funds’ operating expenses to the extent that they exceed the following rates multiplied by the Fund’s respective average daily net assets at least until September 1, 2025. Any expense waiver is subject to recoupment by the Adviser, as applicable, within the following three years if overall expenses fall below these percentage limitations.

Direxion Daily S&P 500® Bear 1X Shares	0.45%
Direxion Daily AAPL Bear 1X Shares	0.95%
Direxion Daily AMZN Bear 1X Shares	0.95%
Direxion Daily AVGO Bear 1X Shares	0.95%
Direxion Daily GOOGL Bear 1X Shares	0.95%
Direxion Daily META Bear 1X Shares	0.95%
Direxion Daily MSFT Bear 1X Shares	0.95%
Direxion Daily MU Bear 1X Shares	0.95%
Direxion Daily NFLX Bear 1X Shares	0.95%
Direxion Daily NVDA Bear 1X Shares	0.95%
Direxion Daily TSLA Bear 1X Shares	0.95%
Direxion Daily TSM Bear 1X Shares	0.95%
Direxion Daily Crypto Industry Bear 1X Shares	0.45%
Direxion Daily Magnificent 7 Bear 1X Shares	0.45%
Direxion Daily AAPL Bull 2X Shares	0.95%
Direxion Daily AMZN Bull 2X Shares	0.95%
Direxion Daily AVGO Bull 2X Shares	0.95%
Direxion Daily GOOGL Bull 2X Shares	0.95%
Direxion Daily META Bull 2X Shares	0.95%
Direxion Daily MSFT Bull 2X Shares	0.95%
Direxion Daily MU Bull 2X Shares	0.95%
Direxion Daily NFLX Bull 2X Shares	0.95%
Direxion Daily NVDA Bull 2X Shares	0.95%
Direxion Daily TSLA Bull 2X Shares	0.95%
Direxion Daily TSM Bull 2X Shares	0.95%
Direxion Daily CSI 300 China A Share Bull 2X Shares	0.95%
Direxion Daily CSI China Internet Index Bull 2X Shares	0.95%
Direxion Daily S&P 500® Bull 2X Shares	0.60%
Direxion Daily MSCI Brazil Bull 2X Shares	0.95%
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	0.95%
Direxion Daily MSCI India Bull 2X Shares	0.95%
Direxion Daily AI and Big Data Bull 2X Shares	0.95%
Direxion Daily AI and Big Data Bear 2X Shares	0.95%
Direxion Daily Cloud Computing Bull 2X Shares	0.95%
Direxion Daily Crypto Industry Bull 2X Shares	0.95%

164

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)

Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	0.95%
Direxion Daily Energy Bull 2X Shares	0.95%
Direxion Daily Energy Bear 2X Shares	0.95%
Direxion Daily Gold Miners Index Bull 2X Shares	0.95%
Direxion Daily Gold Miners Index Bear 2X Shares	0.95%
Direxion Daily Junior Gold Miners Index Bull 2X Shares	0.95%
Direxion Daily Junior Gold Miners Index Bear 2X Shares	0.95%
Direxion Daily Magnificent 7 Bull 2X Shares	0.95%
Direxion Daily NYSE FANG+ Bull 2X Shares	0.95%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	0.95%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	0.95%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	0.95%
Direxion Daily Travel & Vacation Bull 2X Shares	0.95%
Direxion Daily Uranium Industry Bull 2X Shares	0.95%

The table below presents amounts that the Adviser recouped, reimbursed and the amounts available for potential recoupment by the Adviser.

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:			Total Potential Recoupment Amount
			October 31, 2025	October 31, 2026	October 31, 2027
Direxion Daily S&P 500® Bear 1X Shares	$3,921	$117,395	$205,822	$205,611	$117,395	$528,828
Direxion Daily AAPL Bear 1X Shares	14,923	881	—	—	557	557
Direxion Daily AMZN Bear 1X Shares	2,455	18,004	15,173	16,135	18,004	49,312
Direxion Daily AVGO Bear 1X Shares	603	12,049	—	—	11,446	11,446
Direxion Daily GOOGL Bear 1X Shares	2,469	18,180	15,327	17,435	18,180	50,942
Direxion Daily META Bear 1X Shares	1,248	21,091	—	—	19,843	19,843
Direxion Daily MSFT Bear 1X Shares	2,425	13,885	15,216	15,315	13,885	44,416
Direxion Daily MU Bear 1X Shares	604	12,066	—	—	11,462	11,462
Direxion Daily NFLX Bear 1X Shares	214	18,299	—	—	18,085	18,085
Direxion Daily NVDA Bear 1X Shares	5,787	30,084	—	8,684	30,084	38,768
Direxion Daily TSLA Bear 1X Shares	1,636	—	—	—	—	—
Direxion Daily TSM Bear 1X Shares	923	12,498	—	—	11,575	11,575
Direxion Daily Crypto Industry Bear 1X Shares	3,657	28,278	—	—	24,621	24,621
Direxion Daily Magnificent 7 Bear 1X Shares	8,687	42,743	—	—	34,056	34,056
Direxion Daily AAPL Bull 2X Shares	17,066	—	—	—	—	—
Direxion Daily AMZN Bull 2X Shares	14,709	162	—	—	—	—

165

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:			Total Potential Recoupment Amount
			October 31, 2025	October 31, 2026	October 31, 2027
Direxion Daily AVGO Bull 2X Shares	$573	$12,051	$—	$—	$11,478	$11,478
Direxion Daily GOOGL Bull 2X Shares	22,227	271	—	—	—	—
Direxion Daily META Bull 2X Shares	2,662	23,846	—	—	21,184	21,184
Direxion Daily MSFT Bull 2X Shares	19,465	—	—	—	—	—
Direxion Daily MU Bull 2X Shares	618	12,014	—	—	11,396	11,396
Direxion Daily NFLX Bull 2X Shares	244	18,263	—	—	18,019	18,019
Direxion Daily NVDA Bull 2X Shares	16,910	2,079	—	—	—	—
Direxion Daily TSLA Bull 2X Shares	558	—	—	—	—	—
Direxion Daily TSM Bull 2X Shares	939	12,503	—	—	11,564	11,564
Direxion Daily CSI 300 China A Share Bull 2X Shares	9,817	9,817	—	—	—	—
Direxion Daily CSI China Internet Index Bull 2X Shares	—	—	—	—	—	—
Direxion Daily S&P 500® Bull 2X Shares	3,259	93,531	50,190	131,626	93,531	275,347
Direxion Daily MSCI Brazil Bull 2X Shares	—	—	—	—	—	—
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	2,392	37,516	—	—	35,124	35,124
Direxion Daily MSCI India Bull 2X Shares	—	—	—	—	—	—
Direxion Daily AI and Big Data Bull 2X Shares	3,525	27,524	—	—	23,999	23,999
Direxion Daily AI and Big Data Bear 2X Shares	3,484	29,256	—	—	25,772	25,772
Direxion Daily Cloud Computing Bull 2X Shares	1,430	39,667	33,849	49,336	39,667	122,852
Direxion Daily Crypto Industry Bull 2X Shares	3,658	27,772	—	—	24,114	24,114
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	1,430	41,071	32,082	43,190	41,071	116,343
Direxion Daily Energy Bull 2X Shares	—	—	—	—	—	—
Direxion Daily Energy Bear 2X Shares	1,496	9,368	13,901	21,970	9,368	45,239
Direxion Daily Gold Miners Index Bull 2X Shares	—	—	—	—	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	—	—	—	—

166

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:			Total Potential Recoupment Amount
			October 31, 2025	October 31, 2026	October 31, 2027
Direxion Daily Junior Gold Miners Index Bull 2X Shares	$—	$—	$—	$—	$—	$—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	—	—	—	—
Direxion Daily Magnificent 7 Bull 2X Shares	8,765	35,061	—	—	26,296	26,296
Direxion Daily NYSE FANG+ Bull 2X Shares	18,917	4,526	14,978	20,955	4,526	40,459
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	2,599	6,901	12,147	21,243	6,901	40,291
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	—	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	2,774	1,989	9,465	20,519	1,989	31,973
Direxion Daily Travel & Vacation Bull 2X Shares	1,430	15,971	12,058	18,324	15,971	46,353
Direxion Daily Uranium Industry Bull 2X Shares	594	26,462	—	—	25,868	25,868

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement, and waiver of any expenses as of October 31, 2024, is presented on the Statement of Assets and Liabilities as Due from (to) Adviser, net.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to charge an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees were charged by any Fund.
7.  FAIR VALUE MEASUREMENTS
The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:
Level 1 –
Quoted prices in active markets for identical securities
Level 2 –
Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

167

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
The following is a summary of the inputs used to value the Funds’ investments at October 31, 2024:

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Daily S&P 500® Bear 1X Shares	$—	$—	$159,015,626	$756,589	$(8,551,167)
Direxion Daily AAPL Bear 1X Shares	—	—	25,532,884	62,903	(184,753)
Direxion Daily AMZN Bear 1X Shares	—	—	4,119,292	17,426	(6,815)
Direxion Daily AVGO Bear 1X Shares	—	—	2,504,142	204,687	—
Direxion Daily GOOGL Bear 1X Shares	—	—	4,436,729	98,946	(174,326)
Direxion Daily META Bear 1X Shares	—	—	6,377,260	50,558	(254,136)
Direxion Daily MSFT Bear 1X Shares	—	—	7,567,567	503,393	—
Direxion Daily MU Bear 1X Shares	—	—	2,449,027	80,112	—
Direxion Daily NFLX Bear 1X Shares	—	—	4,752,990	—	(110,953)
Direxion Daily NVDA Bear 1X Shares	—	—	29,735,377	295,078	(1,305,555)
Direxion Daily TSLA Bear 1X Shares	—	—	56,378,874	282,982	(408,620)
Direxion Daily TSM Bear 1X Shares	—	—	3,977,737	97,816	(91,146)
Direxion Daily Crypto Industry Bear 1X Shares	—	—	2,527,147	149,359	—
Direxion Daily Magnificent 7 Bear 1X Shares	—	—	2,553,237	—	(101,211)
Direxion Daily AAPL Bull 2X Shares	—	20,476,482	80,807,081	6,749,922	(226,058)
Direxion Daily AMZN Bull 2X Shares	—	23,959,110	143,861,008	61	(3,594,415)
Direxion Daily AVGO Bull 2X Shares	—	833,740	3,792,542	—	(494,405)
Direxion Daily GOOGL Bull 2X Shares	—	15,561,086	138,946,943	13,550,548	—
Direxion Daily META Bull 2X Shares	—	4,309,068	52,255,016	4,770,158	(1,036,905)
Direxion Daily MSFT Bull 2X Shares	—	26,602,109	123,366,201	—	(10,538,967)
Direxion Daily MU Bull 2X Shares	—	884,494	4,977,784	—	(529,713)
Direxion Daily NFLX Bull 2X Shares	—	800,635	4,482,613	384,277	—
Direxion Daily NVDA Bull 2X Shares	—	157,639,091	559,361,828	125,012,810	(15,676,381)
Direxion Daily TSLA Bull 2X Shares	—	552,647,713	1,860,713,516	419,481,654	(619,817)
Direxion Daily TSM Bull 2X Shares	—	3,499,648	20,577,947	—	(743,486)
Direxion Daily CSI 300 China A Share Bull 2X Shares	202,959,109	—	180,891,414	3,206,563	(51,895,940)
Direxion Daily CSI China Internet Index Bull 2X Shares	201,937,437	—	189,838,636	59,197,572	(14,475,253)
Direxion Daily S&P 500® Bull 2X Shares	—	143,664,429	11,947,410	20,755,418	—
Direxion Daily MSCI Brazil Bull 2X Shares	58,429,757	—	61,437,000	—	(11,214,473)
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	2,134,536	—	1,327,566	—	(160,609)
Direxion Daily MSCI India Bull 2X Shares	56,784,585	—	39,047,015	9,526,490	(4,827)
Direxion Daily AI and Big Data Bull 2X Shares	—	6,224,301	1,260,889	502,173	—
Direxion Daily AI and Big Data Bear 2X Shares	—	—	2,562,200	—	(144,062)
Direxion Daily Cloud Computing Bull 2X Shares	—	3,827,935	978,788	252,042	(237)
Direxion Daily Crypto Industry Bull 2X Shares	—	1,876,103	943,834	114,566	(145,448)
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	—	3,046,669	2,984,854	209,689	(8,243)

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Notes to the Financial Statements
October 31, 2024(Continued)

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Daily Energy Bull 2X Shares	$—	$218,815,922	$86,763,252	$10,942,646	$—
Direxion Daily Energy Bear 2X Shares	—	—	24,618,751	2,300,838	(76,213)
Direxion Daily Gold Miners Index Bull 2X Shares	279,067,844	—	307,250,836	179,503,422	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	106,330,841	1,206,914	(12,471,753)
Direxion Daily Junior Gold Miners Index Bull 2X Shares	110,206,344	—	227,124,620	125,498,416	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	69,116,520	933,735	(12,999,291)
Direxion Daily Magnificent 7 Bull 2X Shares	—	5,583,027	14,677,048	1,013,328	(387,117)
Direxion Daily NYSE FANG+ Bull 2X Shares	—	27,783,501	37,467,700	12,255,068	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	12,588,585	—	16,285,746	2,705,732	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	219,128,981	150,948,935	—	(19,798,032)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—	39,629,797	9,154,553	—
Direxion Daily Travel & Vacation Bull 2X Shares	—	6,470,834	2,239,649	795,387	—
Direxion Daily Uranium Industry Bull 2X Shares	3,759,341	—	4,550,601	570,325	(15,091)

For further detail on each asset class, see each Fund’s Schedule of Investments.
*	Total return swap contracts are valued at the unrealized appreciation/(depreciation).
The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, and b) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.
There were no Level 3 securities held by the Funds or any transfers between levels during the period ended
October 31, 2024.
8. VALUATION OF DERIVATIVE INSTRUMENTS
The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.
Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of

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Notes to the Financial Statements
October 31, 2024(Continued)
October 31, 2024, the Funds were invested in swap contracts. At October 31, 2024, the fair values of derivative instruments, by primary risk, were as follows:
Swap Contracts

Asset Derivatives[1]
Funds	Equity Risk
Direxion Daily S&P 500® Bear 1X Shares	$756,589
Direxion Daily AAPL Bear 1X Shares	62,903
Direxion Daily AMZN Bear 1X Shares	17,426
Direxion Daily AVGO Bear 1X Shares	204,687
Direxion Daily GOOGL Bear 1X Shares	98,946
Direxion Daily META Bear 1X Shares	50,558
Direxion Daily MSFT Bear 1X Shares	503,393
Direxion Daily MU Bear 1X Shares	80,112
Direxion Daily NVDA Bear 1X Shares	295,078
Direxion Daily TSLA Bear 1X Shares	282,982
Direxion Daily TSM Bear 1X Shares	97,816
Direxion Daily Crypto Industry Bear 1X Shares	149,359
Direxion Daily AAPL Bull 2X Shares	6,749,922
Direxion Daily AMZN Bull 2X Shares	61
Direxion Daily GOOGL Bull 2X Shares	13,550,548
Direxion Daily META Bull 2X Shares	4,770,158
Direxion Daily NFLX Bull 2X Shares	384,277
Direxion Daily NVDA Bull 2X Shares	125,012,810
Direxion Daily TSLA Bull 2X Shares	419,481,654
Direxion Daily CSI 300 China A Share Bull 2X Shares	3,206,563
Direxion Daily CSI China Internet Index Bull 2X Shares	59,197,572
Direxion Daily S&P 500® Bull 2X Shares	20,755,418
Direxion Daily MSCI India Bull 2X Shares	9,526,490
Direxion Daily AI & Big Data Bull 2X Shares	502,173
Direxion Daily Cloud Computing Bull 2X Shares	252,042
Direxion Daily Crypto Industry Bull 2X Shares	114,566
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	209,689
Direxion Daily Energy Bull 2X Shares	10,942,646
Direxion Daily Energy Bear 2X Shares	2,300,838
Direxion Daily Gold Miners Index Bull 2X Shares	179,503,422
Direxion Daily Gold Miners Index Bear 2X Shares	1,206,914
Direxion Daily Junior Gold Miners Index Bull 2X Shares	125,498,416
Direxion Daily Junior Gold Miners Index Bear 2X Shares	933,735
Direxion Daily Magnificent 7 Bull 2X Shares	1,013,328
Direxion Daily NYSE FANG+ Bull 2X Shares	12,255,068
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	2,705,732
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	9,154,553
Direxion Daily Travel & Vacation Bull 2X Shares	795,387
Direxion Daily Uranium Industry Bull 2X Shares	570,325

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Notes to the Financial Statements
October 31, 2024(Continued)
Swap Contracts

Liability Derivatives[2]
Funds	Equity Risk
Direxion Daily S&P 500® Bear 1X Shares	$8,551,167
Direxion Daily AAPL Bear 1X Shares	184,753
Direxion Daily AMZN Bear 1X Shares	6,815
Direxion Daily GOOGL Bear 1X Shares	174,326
Direxion Daily META Bear 1X Shares	254,136
Direxion Daily NFLX Bear 1X Shares	110,953
Direxion Daily NVDA Bear 1X Shares	1,305,555
Direxion Daily TSLA Bear 1X Shares	408,620
Direxion Daily TSM Bear 1X Shares	91,146
Direxion Daily Magnificent 7 Bear 1X Shares	101,211
Direxion Daily AAPL Bull 2X Shares	226,058
Direxion Daily AMZN Bull 2X Shares	3,594,415
Direxion Daily AVGO Bull 2X Shares	494,405
Direxion Daily META Bull 2X Shares	1,036,905
Direxion Daily MSFT Bull 2X Shares	10,538,967
Direxion Daily MU Bull 2X Shares	529,713
Direxion Daily NVDA Bull 2X Shares	15,676,381
Direxion Daily TSLA Bull 2X Shares	619,817
Direxion Daily TSM Bull 2X Shares	743,486
Direxion Daily CSI 300 China A Share Bull 2X Shares	51,895,940
Direxion Daily CSI China Internet Index Bull 2X Shares	14,475,253
Direxion Daily MSCI Brazil Bull 2X Shares	11,214,473
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	160,609
Direxion Daily MSCI India Bull 2X Shares	4,827
Direxion Daily AI and Big Data Bear 2X Shares	144,062
Direxion Daily Cloud Computing Bull 2X Shares	237
Direxion Daily Crypto Industry Bull 2X Shares	145,448
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	8,243
Direxion Daily Energy Bear 2X Shares	76,213
Direxion Daily Gold Miners Index Bear 2X Shares	12,471,753
Direxion Daily Junior Gold Miners Index Bear 2X Shares	12,999,291
Direxion Daily Magnificent 7 Bull 2X Shares	387,117
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	19,798,032
Direxion Daily Uranium Industry Bull 2X Shares	15,091

[1]	Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.
[2]	Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.
Transactions in derivative instruments during the period ended October 31, 2024, by primary risk, were as follows:

Funds		Net Realized Gain (Loss)[1] Equity Risk	Net Unrealized Appreciation/ (Depreciation)[2] Equity Risk
Direxion Daily S&P 500® Bear 1X Shares	Swap Contracts	$ (46,329,612)	$ (23,581,910)
Direxion Daily AAPL Bear 1X Shares	Swap Contracts	(5,280,087)	(1,488,835)
Direxion Daily AMZN Bear 1X Shares	Swap Contracts	(1,461,989)	97,691
Direxion Daily AVGO Bear 1X Shares	Swap Contracts	21,444	204,687
Direxion Daily GOOGL Bear 1X Shares	Swap Contracts	(1,197,303)	(214,058)

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Notes to the Financial Statements
October 31, 2024(Continued)

Funds		Net Realized Gain (Loss)[1] Equity Risk	Net Unrealized Appreciation/ (Depreciation)[2] Equity Risk
Direxion Daily META Bear 1X Shares	Swap Contracts	$(294,679)	$(203,578)
Direxion Daily MSFT Bear 1X Shares	Swap Contracts	(2,037,606)	585,924
Direxion Daily MU Bear 1X Shares	Swap Contracts	(51,186)	80,112
Direxion Daily NFLX Bear 1X Shares	Swap Contracts	(71,708)	(110,953)
Direxion Daily NVDA Bear 1X Shares	Swap Contracts	(10,572,784)	(2,055,523)
Direxion Daily TSLA Bear 1X Shares	Swap Contracts	(6,504,750)	(10,492,430)
Direxion Daily TSM Bear 1X Shares	Swap Contracts	(140,166)	6,670
Direxion Daily Crypto Industry Bear 1X Shares	Swap Contracts	(46,324)	149,359
Direxion Daily Magnificent 7 Bear 1X Shares	Swap Contracts	(713,795)	(101,211)
Direxion Daily AAPL Bull 2X Shares	Swap Contracts	25,765,308	7,601,031
Direxion Daily AMZN Bull 2X Shares	Swap Contracts	6,604,224	(5,733,182)
Direxion Daily AVGO Bull 2X Shares	Swap Contracts	(74,932)	(494,405)
Direxion Daily GOOGL Bull 2X Shares	Swap Contracts	504,355	15,628,241
Direxion Daily META Bull 2X Shares	Swap Contracts	(1,651,198)	3,733,253
Direxion Daily MSFT Bull 2X Shares	Swap Contracts	4,756,046	(11,040,842)
Direxion Daily MU Bull 2X Shares	Swap Contracts	(83,886)	(529,713)
Direxion Daily NFLX Bull 2X Shares	Swap Contracts	(38,141)	384,277
Direxion Daily NVDA Bull 2X Shares	Swap Contracts	86,598,879	110,879,733
Direxion Daily TSLA Bull 2X Shares	Swap Contracts	(137,680,129)	579,984,058
Direxion Daily TSM Bull 2X Shares	Swap Contracts	(214,453)	(743,486)
Direxion Daily CSI 300 China A Share Bull 2X Shares	Swap Contracts	(61,098,039)	(36,587,011)
Direxion Daily CSI China Internet Index Bull 2X Shares	Swap Contracts	(33,240,061)	91,408,052
Direxion Daily S&P 500® Bull 2X Shares	Swap Contracts	45,665,223	19,684,841
Direxion Daily MSCI Brazil Bull 2X Shares	Swap Contracts	10,875,947	(17,413,606)
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	Swap Contracts	155,190	(160,609)
Direxion Daily MSCI India Bull 2X Shares	Swap Contracts	9,175,562	10,400,968
Direxion Daily AI and Big Data Bull 2X Shares	Swap Contracts	(41,513)	502,173
Direxion Daily AI and Big Data Bear 2X Shares	Swap Contracts	(586,698)	(144,062)
Direxion Daily Cloud Computing Bull 2X Shares	Swap Contracts	1,363,877	(6,984)
Direxion Daily Crypto Industry Bull 2X Shares	Swap Contracts	(154,400)	(30,882)
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	Swap Contracts	(4,069,767)	1,623,248
Direxion Daily Energy Bull 2X Shares	Swap Contracts	6,494,939	(3,756,382)
Direxion Daily Energy Bear 2X Shares	Swap Contracts	(767,117)	131,993
Direxion Daily Gold Miners Index Bull 2X Shares	Swap Contracts	61,956,249	203,763,259
Direxion Daily Gold Miners Index Bear 2X Shares	Swap Contracts	(58,041,840)	(35,656,635)
Direxion Daily Junior Gold Miners Index Bull 2X Shares	Swap Contracts	25,820,727	157,750,781
Direxion Daily Junior Gold Miners Index Bear 2X Shares	Swap Contracts	(35,254,975)	(34,326,826)
Direxion Daily Magnificent 7 Bull 2X Shares	Swap Contracts	395,387	626,211
Direxion Daily NYSE FANG+ Bull 2X Shares	Swap Contracts	6,286,222	14,683,971
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	Swap Contracts	5,182,881	4,549,488
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	Swap Contracts	10,586,951	(102,363,018)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	Swap Contracts	(987,306)	12,198,564
Direxion Daily Travel & Vacation Bull 2X Shares	Swap Contracts	1,341,006	2,750,441
Direxion Daily Uranium Industry Bull 2X Shares	Swap Contracts	(112,279)	555,234

[1]	Statements of Operations location: Net realized gain (loss) on swap contracts.
[2]	Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap contracts.

172

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Notes to the Financial Statements
October 31, 2024(Continued)
For the period ended October 31, 2024, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Total Return Swap Contracts	Short Total Return Swap Contracts
Direxion Daily S&P 500® Bear 1X Shares	$—	$193,209,405
Direxion Daily AAPL Bear 1X Shares	—	30,569,464
Direxion Daily AMZN Bear 1X Shares	—	3,825,317
Direxion Daily AVGO Bear 1X Shares	—	1,468,873
Direxion Daily GOOGL Bear 1X Shares	—	3,235,646
Direxion Daily META Bear 1X Shares	—	3,532,014
Direxion Daily MSFT Bear 1X Shares	—	7,545,281
Direxion Daily MU Bear 1X Shares	—	1,304,834
Direxion Daily NFLX Bear 1X Shares	—	2,267,841
Direxion Daily NVDA Bear 1X Shares	—	15,991,223
Direxion Daily TSLA Bear 1X Shares	—	60,492,360
Direxion Daily TSM Bear 1X Shares	—	1,996,640
Direxion Daily Crypto Industry Bear 1X Shares	—	1,891,626
Direxion Daily Magnificent 7 Bear 1X Shares	—	2,956,930
Direxion Daily AAPL Bull 2X Shares	122,683,482	—
Direxion Daily AMZN Bull 2X Shares	186,915,098	—
Direxion Daily AVGO Bull 2X Shares	3,921,551	—
Direxion Daily GOOGL Bull 2X Shares	145,174,539	—
Direxion Daily META Bull 2X Shares	47,489,979	—
Direxion Daily MSFT Bull 2X Shares	156,352,071	—
Direxion Daily MU Bull 2X Shares	5,098,541	—
Direxion Daily NFLX Bull 2X Shares	4,907,964	—
Direxion Daily NVDA Bull 2X Shares	444,646,259	—
Direxion Daily TSLA Bull 2X Shares	2,212,098,854	—
Direxion Daily TSM Bull 2X Shares	20,749,024	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	172,888,788	—
Direxion Daily CSI China Internet Index Bull 2X Shares	485,924,952	—
Direxion Daily S&P 500® Bull 2X Shares	178,954,670	—
Direxion Daily MSCI Brazil Bull 2X Shares	165,449,528	—
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	3,059,537	—
Direxion Daily MSCI India Bull 2X Shares	115,975,596	—
Direxion Daily AI and Big Data Bull 2X Shares	5,251,139	—
Direxion Daily AI and Big Data Bear 2X Shares	—	2,996,450
Direxion Daily Cloud Computing Bull 2X Shares	6,681,869	—
Direxion Daily Crypto Industry Bull 2X Shares	2,050,399	—
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	6,263,234	—
Direxion Daily Energy Bull 2X Shares	433,663,263	—
Direxion Daily Energy Bear 2X Shares	—	44,046,417
Direxion Daily Gold Miners Index Bull 2X Shares	704,822,051	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	240,494,218
Direxion Daily Junior Gold Miners Index Bull 2X Shares	435,081,235	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	186,070,873
Direxion Daily Magnificent 7 Bull 2X Shares	16,244,304	—
Direxion Daily NYSE FANG+ Bull 2X Shares	63,161,146	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	43,024,601	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	609,376,807	—

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Notes to the Financial Statements
October 31, 2024(Continued)

	Quarterly Average Gross Notional Amounts
	Long Total Return Swap Contracts	Short Total Return Swap Contracts
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	$—	$105,502,781
Direxion Daily Travel & Vacation Bull 2X Shares	13,156,289	—
Direxion Daily Uranium Industry Bull 2X Shares	5,077,876	—

The Funds utilize this volume of derivatives in order to obtain leverage in order to meet the investment objectives of -100%, 200%, or -200% daily performance of their respective index.
9. PRINCIPAL RISKS
Below are some of the principal risks of investing in the Funds. Please refer to the Funds’ prospectus for a full discussion.
Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds’ counterparties are generally required to post collateral to the Funds to the extent of the Funds’ daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Daily Index Correlation/Tracking Risk – A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.
Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.
Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions.
In addition, the Fund’s investments in derivatives are subject to the following risks:
• Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree

174

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Notes to the Financial Statements
October 31, 2024(Continued)
to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index. Swaps are subject to counterparty, valuation and leveraging risks.
• Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. Futures contracts are subject to liquidity risks; there may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Exchanges may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its leveraged investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund’s volatility. Futures contracts are also subject to leverage risk.
Foreign Securities Risk – Investments in foreign securities directly or indirectly through investments in exchange traded funds which track foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.
Leverage Risk – Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap and futures contracts may be used to create leverage. Certain Funds employ leveraged investment techniques to achieve its investment objective.
Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.
Sector Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.
10. ADDITIONAL INFORMATION
On July 1, 2024, shares of the following Fund were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock split has no impact on the net assets of the Fund or the value of a shareholder’s investment in the Fund. A summary of the reverse stock split is as follows:

Fund	Effective Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Direxion Daily Junior Gold Miners Index Bear 2X Shares	7/1/2024	1:10	3.85	38.50	18,982,449	1,898,245

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Notes to the Financial Statements
October 31, 2024(Continued)
11. SUBSEQUENT EVENTS
Management has performed an evaluation of subsequent events through the date of the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.
On November 4, 2024, shares of the following Funds were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock split has no impact on the net assets of the Fund or the value of a shareholder’s investment in the Fund. A summary of the reverse stock split is as follows:

Fund	Effective Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Direxion Daily Gold Miners Index Bear 2X Shares	11/4/2024	1:10	5.29	52.90	18,410,171	1,841,017

On December 11, 2024, certain Funds declared capital gain distributions with an ex-date of December 12, 2024 and payable date of December 19, 2024. The specific Funds and per share amounts of the distributions are listed below.

Funds	Per Share Short Term Capital Gain Distribution
Direxion Daily AVGO Bear 1X Shares	$0.22108
Direxion Daily AAPL Bull 2X Shares	4.63035
Direxion Daily AMZN Bull 2X Shares	0.54091
Direxion Daily GOOGL Bull 2X Shares	0.39310
Direxion Daily MSFT Bull 2X Shares	1.35543
Direxion Daily NFLX Bull 2X Shares	0.05972
Direxion Daily NVDA Bull 2X Shares	13.87973
Direxion Daily TSLA Bull 2X Shares	0.30040
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	2.22680
Direxion Daily MSCI India Bull 2X Shares	0.76718
Direxion Daily AI and Big Data Bull 2X Shares	0.43105
Direxion Daily Magnificent 7 Bull 2X Shares	1.08634
Direxion Daily Uranium Industry Bull 2X Shares	0.51479

On December 20, 2024, certain Funds declared income distributions with an ex-date of December 23, 2024 and payable date of December 31, 2024. The specific Funds and per share amounts of the distributions are listed below.

Funds	Per Share Income Distribution
Direxion Daily S&P 500® Bear 1X Shares	$0.13738
Direxion Daily AAPL Bear 1X Shares	0.16059
Direxion Daily AMZN Bear 1X Shares	0.11190
Direxion Daily AVGO Bear 1X Shares	0.07176
Direxion Daily GOOGL Bear 1X Shares	0.11928
Direxion Daily META Bear 1X Shares	0.22283
Direxion Daily MSFT Bear 1X Shares	0.14952
Direxion Daily MU Bear 1X Shares	0.13466
Direxion Daily NFLX Bear 1X Shares	0.17135
Direxion Daily NVDA Bear 1X Shares	0.07932
Direxion Daily TSLA Bear 1X Shares	0.06647

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October 31, 2024(Continued)

Funds	Per Share Income Distribution
Direxion Daily TSM Bear 1X Shares	0.18554
Direxion Daily Crypto Industry Bear 1X Shares	0.24833
Direxion Daily Magnificent 7 Bear 1X Shares	0.14750
Direxion Daily AAPL Bull 2X Shares	0.29527
Direxion Daily AMZN Bull 2X Shares	0.28182
Direxion Daily AVGO Bull 2X Shares	0.07768
Direxion Daily GOOGL Bull 2X Shares	0.34029
Direxion Daily META Bull 2X Shares	0.25716
Direxion Daily MSFT Bull 2X Shares	0.40260
Direxion Daily MU Bull 2X Shares	0.04708
Direxion Daily NFLX Bull 2X Shares	0.15913
Direxion Daily NVDA Bull 2X Shares	0.65049
Direxion Daily TSLA Bull 2X Shares	0.13986
Direxion Daily TSM Bull 2X Shares	0.15565
Direxion Daily CSI 300 China A Share Bull 2X Shares	0.14114
Direxion Daily CSI China Internet Index Bull 2X Shares	1.08405
Direxion Daily S&P 500® Bull 2X Shares	0.11183
Direxion Daily MSCI Brazil Bull 2X Shares	1.49242
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	0.34286
Direxion Daily MSCI India Bull 2X Shares	0.34715
Direxion Daily AI and Big Data Bear 2X Shares	0.18247
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	0.19499
Direxion Daily Energy Bull 2X Shares	0.31557
Direxion Daily Energy Bear 2X Shares	0.09231
Direxion Daily Gold Miners Index Bull 2X Shares	0.24584
Direxion Daily Gold Miners Index Bear 2X Shares	0.37214
Direxion Daily Junior Gold Miners Index Bull 2X Shares	0.03251
Direxion Daily Junior Gold Miners Index Bear 2X Shares	0.18778
Direxion Daily Magnificent 7 Bull 2X Shares	0.02937
Direxion Daily NYSE FANG+ Bull 2X Shares	0.21938
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	0.10248
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	0.18039
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	0.03385
Direxion Daily Travel & Vacation Bull 2X Shares	0.03965
Direxion Daily Uranium Industry Bull 2X Shares	0.19701

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Direxion Daily S&P 500® Bear 1X Shares, Direxion Daily AAPL Bear 1X Shares, Direxion Daily AMZN Bear 1X Shares, Direxion Daily AVGO Bear 1X Shares, Direxion Daily GOOGL Bear 1X Shares, Direxion Daily META Bear 1X Shares, Direxion Daily MSFT Bear 1X Shares, Direxion Daily MU Bear 1X Shares, Direxion Daily NFLX Bear 1X Shares, Direxion Daily NVDA Bear 1X Shares, Direxion Daily TSLA Bear 1X Shares, Direxion Daily TSM Bear 1X Shares, Direxion Daily Crypto Industry Bear 1X Shares, Direxion Daily Magnificent 7 Bear 1X Shares (formerly Direxion Daily Concentrated Qs Bear 1X Shares), Direxion Daily AAPL Bull 2X Shares (formerly Direxion Daily AAPL Bull 1.5X Shares), Direxion Daily AMZN Bull 2X Shares (formerly Direxion Daily AMZN Bull 1.5X Shares), Direxion Daily AVGO Bull 2X Shares, Direxion Daily GOOGL Bull 2X Shares (formerly Direxion Daily GOOGL Bull 1.5X Shares), Direxion Daily META Bull 2X Shares, Direxion Daily MSFT Bull 2X Shares (formerly Direxion Daily MSFT Bull 1.5X Shares), Direxion Daily MU Bull 2X Shares, Direxion Daily NFLX Bull 2X Shares, Direxion Daily NVDA Bull 2X Shares (formerly Direxion Daily NVDA Bull 1.5X Shares), Direxion Daily TSLA Bull 2X Shares (formerly Direxion Daily TSLA Bull 1.5X Shares), Direxion Daily TSM Bull 2X Shares, Direxion Daily CSI 300 China A Share Bull 2X Shares, Direxion Daily CSI China Internet Index Bull 2X Shares, Direxion Daily S&P 500® Bull 2X Shares, Direxion Daily MSCI Brazil Bull 2X Shares, Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares Direxion Daily MSCI India Bull 2X Shares, Daily AI and Big Data Bull 2X Shares, Direxion Daily AI and Big Data Bear 2X Shares, Direxion Daily Cloud Computing Bull 2X Shares, Direxion Daily Crypto Industry Bull 2X Shares, Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares, Direxion Daily Energy Bull 2X Shares, Direxion Daily Energy Bear 2X Shares, Direxion Daily Gold Miners Index Bull 2X Shares, Direxion Daily Gold Miners Index Bear 2X Shares, Direxion Daily Junior Gold Miners Index Bull 2X Shares, Direxion Daily Junior Gold Miners Index Bear 2X Shares, Direxion Daily Magnificent 7 Bull 2X Shares (formerly Direxion Daily Concentrated Qs Bull 2X Shares), Direxion Daily NYSE FANG+ Bull 2X Shares, Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares, Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares, Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares, Direxion Daily Travel & Vacation Bull 2X Shares, Direxion Daily Uranium Industry Bull 2X Shares, and the Board of Trustees of Direxion Shares ETF Trust.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Direxion Daily S&P 500® Bear 1X Shares, Direxion Daily AAPL Bear 1X Shares, Direxion Daily AMZN Bear 1X Shares, Direxion Daily AVGO Bear 1X Shares, Direxion Daily GOOGL Bear 1X Shares, Direxion Daily META Bear 1X Shares, Direxion Daily MSFT Bear 1X Shares, Direxion Daily MU Bear 1X Shares, Direxion Daily NFLX Bear 1X Shares, Direxion Daily NVDA Bear 1X Shares, Direxion Daily TSLA Bear 1X Shares, Direxion Daily TSM Bear 1X Shares, Direxion Daily Crypto Industry Bear 1X Shares, Direxion Daily Magnificent 7 Bear 1X Shares (formerly Direxion Daily Concentrated Qs Bear 1X Shares), Direxion Daily AAPL Bull 2X Shares (formerly Direxion Daily AAPL Bull 1.5X Shares), Direxion Daily AMZN Bull 2X Shares (formerly Direxion Daily AMZN Bull 1.5X Shares), Direxion Daily AVGO Bull 2X Shares, Direxion Daily GOOGL Bull 2X Shares (formerly Direxion Daily GOOGL Bull 1.5X Shares), Direxion Daily META Bull 2X Shares, Direxion Daily MSFT Bull 2X Shares (formerly Direxion Daily MSFT Bull 1.5X Shares), Direxion Daily MU Bull 2X Shares, Direxion Daily NFLX Bull 2X Shares, Direxion Daily NVDA Bull 2X Shares (formerly Direxion Daily NVDA Bull 1.5X Shares), Direxion Daily TSLA Bull 2X Shares (formerly Direxion Daily TSLA Bull 1.5X Shares), Direxion Daily TSM Bull 2X Shares, Direxion Daily CSI 300 China A Share Bull 2X Shares, Direxion Daily CSI China Internet Index Bull 2X Shares, Direxion Daily S&P 500® Bull 2X Shares, Direxion Daily MSCI Brazil Bull 2X Shares, Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares Direxion Daily MSCI India Bull 2X Shares, Daily AI and Big Data Bull 2X Shares, Direxion Daily AI and Big Data Bear 2X Shares, Direxion Daily Cloud Computing Bull 2X Shares, Direxion Daily Crypto Industry Bull 2X Shares, Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares, Direxion Daily Energy Bull 2X Shares, Direxion Daily Energy Bear 2X Shares, Direxion Daily Gold Miners Index Bull 2X Shares, Direxion Daily Gold Miners Index Bear 2X Shares, Direxion Daily Junior Gold Miners Index Bull 2X Shares, Direxion Daily Junior Gold Miners Index Bear 2X Shares, Direxion Daily Magnificent 7 Bull 2X Shares (formerly Direxion Daily Concentrated Qs Bull 2X Shares), Direxion Daily NYSE FANG+ Bull 2X Shares, Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares, Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares, Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares, Direxion Daily Travel & Vacation Bull 2X Shares, Direxion Daily Uranium Industry Bull 2X Shares (collectively referred to as the “Funds”), (49 of the funds constituting Direxion Shares ETF Trust (the “Trust”)), including the schedules of investments, as of October 31, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred

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to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (49 of the funds constituting Direxion Shares ETF Trust) at October 31, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual Fund Constituting the Direxion Shares ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Direxion Daily S&P 500® Bear 1X Shares
Direxion Daily CSI 300 China A Share Bull 2X Shares
Direxion Daily CSI China Internet Index Bull 2X Shares
Direxion Daily S&P 500® Bull 2X Shares
Direxion Daily MSCI Brazil Bull 2X Shares
Direxion Daily MSCI India Bull 2X Shares
Direxion Daily Energy Bull 2X Shares
Direxion Daily Energy Bear 2X Shares
Direxion Daily Gold Miners Index Bull 2X Shares
Direxion Daily Gold Miners Index Bear 2X Shares
Direxion Daily Junior Gold Miners Index Bull 2X Shares
Direxion Daily Junior Gold Miners Index Bear 2X Shares
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the five years in the period ended October 31, 2024
Direxion Daily Cloud Computing Bull 2X Shares	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the three years in the period ended October 31, 2024 and the period from January 8, 2021 (commencement of operations) through October 31, 2021
Direxion Daily NYSE FANG+ Bull 2X Shares	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the three years in the period ended October 31, 2024 and the period from September 30, 2021 (commencement of operations) through October 31, 2021
Direxion Daily Travel & Vacation Bull 2X Shares	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the three years in the period ended October 31, 2024 and the period from June 10, 2021 (commencement of operations) through October 31, 2021

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)

Individual Fund Constituting the Direxion Shares ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Direxion Daily AAPL Bear 1X Shares
Direxion Daily TSLA Bear 1X Shares
Direxion Daily AAPL Bull 2X Shares (formerly
Direxion Daily AAPL Bull 1.5X Shares)
Direxion Daily TSLA Bull 2X Shares (formerly
Direxion Daily TSLA Bull 1.5X Shares)
	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the two years in the period ended October 31, 2024 and the period from August 9, 2022 (commencement of operations) through October 31, 2022
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the two years in the period ended October 31, 2024 and the period from August 11, 2022 (commencement of operations) through October 31, 2022
Direxion Daily AMZN Bear 1X Shares
Direxion Daily GOOGL Bear 1X Shares
Direxion Daily MSFT Bear 1X Shares
Direxion Daily AMZN Bull 2X Shares (formerly
Direxion Daily AMZN Bull 1.5X Shares)
Direxion Daily GOOGL Bull 2X Shares (formerly
Direxion Daily GOOGL Bull 1.5X Shares)
Direxion Daily MSFT Bull 2X Shares (formerly
Direxion Daily MSFT Bull 1.5X Shares)
	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the two years in the period ended October 31, 2024 and the period from September 7, 2022 (commencement of operations) through October 31, 2022
Direxion Daily NVDA Bear 1X Shares Direxion Daily NVDA Bull 2X Shares (formerly Direxion Daily NVDA Bear 1.5X Shares)	For the year ended October 31, 2024	For the year ended October 31, 2024 and the period from September 13, 2023 (commencement of operations) through October 31, 2023
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	For the period from February 7, 2024 (commencement of operations) through October 31, 2024
Direxion Daily Magnificent 7 Bull 2X Shares Direxion Daily Magnificent 7 Bear 1X Shares	For the period from March 7, 2024 (commencement of operations) through October 31, 2024
Direxion Daily AI and Big Data Bull 2X Shares Direxion Daily AI and Big Data Bear 2X Shares	For the period from May 15, 2024 (commencement of operations) through October 31, 2024
Direxion Daily META Bull 2X Shares Direxion Daily META Bear 1X Shares	For the period from June 5, 2024 (commencement of operations) through October 31, 2024
Direxion Daily Uranium Industry Bull 2X Shares	For the period from June 26, 2024 (commencement of operations) through October 31, 2024
Direxion Daily Crypto Industry Bear 1X Shares Direxion Daily Crypto Industry Bull 2X Shares	For the period from July 17, 2024 (commencement of operations) through October 31, 2024
Direxion Daily TSM Bull 2X Shares Direxion Daily TSM Bear 1X Shares Direxion Daily NFLX Bull 2X Shares Direxion Daily NFLX Bear 1X Shares	For the period from October 3, 2024 (commencement of operations) through October31, 2024
Direxion Daily MU Bull 2X shares Direxion Daily MU Bear 1X Shares Direxion Daily AVGO Bull 2X Shares Direxion Daily AVGO Bear 1X Shares	For the period from October 10, 2024 (commencement of operations) through October 31, 2024

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Direxion investment companies since 2001.
Minneapolis, Minnesota
December 23, 2024

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BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)
Investment Advisory Agreement Approval
Consistent with the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Trustees (the “Board”) of the Direxion Shares ETF Trust (the “ETF Trust”) annually considers the renewal of the Investment Advisory Agreement (the “Agreement”) between Rafferty Asset Management, LLC (the “Adviser”) and the ETF Trust, on behalf of the Direxion Daily S&P 500® Bear 1X Shares, Direxion Daily AAPL Bear 1X Shares, Direxion Daily AMZN Bear 1X Shares, Direxion Daily GOOGL Bear 1X Shares, Direxion Daily MSFT Bear 1X Shares, Direxion Daily NVDA Bear 1X Shares, Direxion Daily TSLA Bear 1X Shares, Direxion Daily AAPL Bull 2X Shares, Direxion Daily AMZN Bull 2X Shares, Direxion Daily GOOGL Bull 2X Shares, Direxion Daily MSFT Bull 2X Shares, Direxion Daily NVDA Bull 2X Shares, Direxion Daily TSLA Bull 2X Shares, Direxion Daily CSI 300 China A Share Bull 2X Shares, Direxion Daily CSI China Internet Index Bull 2X Shares, Direxion Daily S&P 500® Bull 2X Shares, Direxion Daily MSCI Brazil Bull 2X Shares, Direxion Daily MSCI India Bull 2X Shares, Direxion Daily Cloud Computing Bull 2X Shares, Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares, Direxion Daily Energy Bull 2X Shares, Direxion Daily Energy Bear 2X Shares, Direxion Daily Global Clean Energy Bull 2X Shares, Direxion Daily Gold Miners Index Bull 2X Shares, Direxion Daily Gold Miners Index Bear 2X Shares, Direxion Daily Junior Gold Miners Index Bull 2X Shares, Direxion Daily Junior Gold Miners Index Bear 2X Shares, Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares, Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares, Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares, Direxion Daily NYSE FANG+ Bull 2X Shares, and the Direxion Daily Travel & Vacation Bull 2X Shares, each a series of the ETF Trust. The Agreement is initially approved for each series for a two-year period and must be renewed yearly thereafter to remain in effect. Each series of the ETF Trust is referred to herein as a “Fund” and collectively as the “Funds.”
At a meeting held on August 22, 2024, the Board, including those members of the Board (“Trustees”) who are not “interested persons” of the ETF Trust, as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the renewal of the Agreement on behalf of the Funds. The Independent Trustees had previously considered information pertaining to the renewal of the Agreement outside the presence of the Adviser’s representatives and Fund management in executive sessions held on August 8, 2024 and August 22, 2024. The Board, including the Independent Trustees, determined that the terms of the Agreement for each Fund were fair and reasonable and that the renewal of the Agreement would be in the best interests of each Fund’s shareholders.
In considering whether to renew the Agreement, the Board requested, and the Adviser provided, information that the Board and Adviser believed to be reasonably necessary to evaluate the Agreement. Among other information, the Board obtained and reviewed the following:
•	Information regarding the advisory services provided by the Adviser to each Fund;
•
The investment objectives of each Fund, which require daily rebalancing and the utilization of complex financial instruments that are not typical of traditional index-tracking exchange-traded funds (“ETFs”);

•	The level of attention and services required by the Adviser due to the frequent and large trading activity in the various Funds;
•	Information regarding the professional qualifications of the Adviser’s management team and those employees primarily responsible for providing services to the Funds;
•	Information regarding each Fund’s contractual advisory fee rate for the prior fiscal year;
•
Information regarding advisory fees earned and waivers made by the Adviser in connection with providing services to each Fund for the two prior fiscal years and fiscal year to date or since inception, if shorter;

•
Information regarding the services provided by and the fees paid to the Adviser under the Management Services Agreement for the prior year as separate and distinct from the fees paid and the services provided under the Agreement;

•	Fund performance information, including in terms of tracking error relative to the underlying index or single security, as applicable, both on a statistical and model basis;
•	Comparative industry fee data, including peer group comparisons, which the Adviser has expanded to reflect the growing number of peers;

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•	Information regarding the costs investors would incur if they sought to implement independently the Funds’ strategies within their personal portfolios;
•	The Adviser’s Form ADV; and
•
Information regarding the consolidated financial condition and profitability of the Adviser, including how economies of scale are shared with the Funds through reimbursements and waivers, including breakpoints.

The Board considered that, with respect to most Funds, they had also received information relevant to their annual review of the Agreement since each Fund’s inception and, most recently, throughout the past year at executive sessions and regular Board meetings in connection with their routine oversight of the Funds. In this regard, the Trustees noted that they receive at least quarterly reports on the Funds’ performance and information bearing on the Adviser’s and Funds’ regulatory compliance. In addition, the Board received a memorandum from counsel regarding its responsibilities with respect to the approval of the Agreement and participated in a question-and-answer session with representatives of the Adviser. The Board carefully evaluated the relevant information, and the Independent Trustees were advised by independent legal counsel with respect to their deliberations.
For each Fund, the Board considered, among other matters, the following factors to the extent applicable: (1) the nature, extent, and quality of the services provided by the Adviser; (2) the investment performance; (3) the profitability of the Fund and the advisory business to the Adviser; (4) the extent to which economies of scale might be realized as the Fund grows and to which the advisory fee rate reflects any economies of scale for the benefit of the Fund’s shareholders; (5) how the Agreement compares in terms of services and fees with contracts entered into by Adviser’s competitors with Peer Funds (as defined below); and (6) other benefits derived or anticipated to be derived by the Adviser from its relationship with the Fund. The Board did not identify any particular information that was determinative to its approval of the Agreement, and each Trustee may have afforded different weight to different factors.
Nature, Extent and Quality of Services Provided. The Board reviewed, among other matters, the Adviser’s business, assets under management, financial resources and capitalization, quality and quantity of personnel, investment and related experience, the variety and complexity of its investment strategies, brokerage practices, the adequacy of its risk and compliance systems and processes, and its reinvestment in each of these areas of the business. The Board reviewed the scope of services provided, and to be provided, by the Adviser under the Agreement and noted there would be no significant differences between the scope of services provided by the Adviser in the past year and those to be provided in the upcoming year. The Board considered the Adviser’s representation to the Board that it would continue to provide services that are of materially the same quality as the services that have been provided to the Funds in the past, and it considered whether those services remain appropriate in scope and extent in light of the Funds’ operations and the competitive and regulatory landscape.
The Board focused on the quality of the Adviser’s personnel, operations, systems and processes required to manage the Funds effectively, noting that such personnel, systems and processes have been consistently enhanced over time and may not be present at other investment advisers. The Board considered, as applicable: (1) the Adviser’s success in achieving each Fund’s daily leveraged investment objective; (2) differences between managing leveraged and non-leveraged portfolios, which include developing index optimization, representative sampling and tax-conscious investment strategies as well as specialized agreements and skills for trading and monitoring complex financial instruments; (3) information regarding the Adviser’s management, including risk management, of derivatives trading activities on behalf of the Funds, including the selection of swap counterparties and the negotiation of favorable swap contract terms; (4) the Adviser’s ability to manage the Funds in a tax efficient manner; (5) the Adviser’s adherence to its and the Funds’ compliance policies and procedures; and (6) the size, professional experience and skills of the Adviser’s portfolio management staff and the Adviser’s ability to recruit, train, and retain personnel with the relevant experience and expertise necessary to manage the Funds. The Board considered that the Adviser oversees all aspects of the operation of the Funds.
Comparison of Advisory Services and Fees. The Board considered the fairness and reasonableness of the investment advisory fee rate payable to the Adviser by each Fund in light of the investment advisory services provided by the Adviser. In this regard, the Board considered the ability of investors to achieve independently the investment objectives of the Funds and the costs to investors of seeking to do so by utilizing a margin account or other means. To this end, the Board reviewed information provided by the Adviser comparing the cost for shareholders to replicate the Funds’ leveraged and inverse investment strategies by other means. The Board noted that in past years an independent

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BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)(Continued)
consultant (the “Consultant”) had reviewed such cost comparison information and determined the methodology used to be unbiased and comprehensive and to constitute a sound and objective approach to conducting a cost comparison analysis. The Board concluded that it would be time- and resource-intensive for an investor to implement independently any Fund’s investment strategy. The Board also concluded that doing so would likely be cost-prohibitive. From this perspective, the Board noted the cost effectiveness for investors investing in and trading the Funds to seek to achieve their stated investment objectives.
The Board further considered the fairness and reasonableness of the investment advisory fee rate payable to the Adviser by each Fund in light of fee rates paid by other investment companies offering strategies similar in nature to the Fund. In this regard, the Board reviewed information prepared by the Adviser, using data provided by Morningstar, Inc., to compare the Funds’ advisory fee rates, and gross and net expense ratios with those of other ETFs that have a similar asset size, investment objective and, if applicable, industry focus (“Peer Group”). The Board noted that in past years the Consultant had reviewed the Adviser’s Peer Group selection methodology and each then-operational Fund’s resulting Peer Group and determined that the methodology was reasonable, well-documented, transparent, repeatable and well within industry standards. The Board noted the historic difficulty in compiling a broad and diverse Peer Group for the Funds because, by design, each Fund is unique and, therefore, few (if any) fund complexes have funds with substantially similar investment objectives and operations. They observed, however, that regulatory changes since 2020, including the adoption by the U.S. Securities and Exchange Commission (“SEC”) of an ETF rule, have resulted in more ETF sponsors operating and offering leveraged, inverse and single stock strategies, and that this development allows the Board to consider information from somewhat broader Peer Groups for the Funds than in the past.
The Board noted that the comparison reports included the contractual advisory fee rate and the net and gross expense ratios for each Fund and each fund in its Peer Group (“Peer Funds”). With respect to the Funds, the Board observed the similarity of the contractual advisory fee rates and the net and gross total expense ratios charged by the Funds and their Peer Funds. The Board considered that the Adviser had agreed to limit the total expenses of the Funds (subject to certain exclusions) for the next year by contractually agreeing to pay certain expenses of the Funds under a separate Operating Expense Limitation Agreement. Additionally, the Board considered that the Adviser had agreed to breakpoints in its investment advisory fee rate schedule at various average annual net asset levels for the Funds under the Advisory Fee Waiver Agreement.
Performance of the Funds. In evaluating the performance of the Funds, the Board considered the extent to which the Funds tracked the daily leveraged or inverse performance of their underlying index or single security, as applicable. To evaluate the Funds’ tracking of their underlying indices or single securities, the Trustees reviewed two measures of tracking error – namely, the correlation of each Fund’s returns to model returns for the periods ending June 30, 2024 and June 30, 2023, or since inception if a Fund did not have two full years of operations (“Tracking Difference”), and the standard deviation of daily Tracking Differences (“Statistical Tracking Error”). They also reviewed a tracking analysis provided by the Adviser. The Board also considered the total return of each Fund for the one-year period ended June 30, 2024, or since inception, if shorter. The Board considered reports provided to it in anticipation of the August 8 executive session and the August 22 executive session and meeting, as well as performance reports provided at regular Board meetings throughout the year. The Board noted that each Fund’s Tracking Difference was generally within expected ranges, particularly in light of higher interest rates, which contributed to larger Tracking Differences. The Board considered that, given the investment objectives of the Funds, the correlation of each such Fund’s performance with the model performance and/or Statistical Tracking Error may be regarded as more meaningful indicia of the quality of the Adviser’s management services than a Fund’s total return, but observed that certain Funds’ total returns were high, including where not highly correlated with the model return.
Costs of Services Provided to the Funds and Profits Realized by the Adviser. The Board reviewed information regarding the profitability of the Funds to the Adviser based on the fee rates payable under the Agreement. The Board considered the profitability of each Fund to the Adviser and the overall profitability of the Funds to the Adviser, as reflected in the Adviser’s profitability analysis. In reviewing these materials, the Board considered information provided by the Adviser concerning the methodology it used to allocate various expenses. The Board considered that the Consultant had previously reviewed the profitability information provided by the Adviser and concluded that the Adviser’s methodology for assessing and presenting its profitability annually is transparent and consistent year to year. The Board considered that the Consultant had characterized the materials requested by and provided to the Board as extensive, thoughtful and robust, and providing a reasonable basis for the Board’s deliberations. Against this

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background, the Board considered that, for the 2024 contract review process, the materials presented by the Adviser to the Board, including the Adviser’s methodology and presentation of profitability, were consistent with the materials evaluated by the Consultant.
In order to assess the reasonableness of the profitability of each Fund and the ETF Trust to the Adviser, the Board considered significant drivers of cost for the Adviser, including, but not limited to, its acceptance of entrepreneurial risk, its expenditure of intellectual capital, its dedication of personnel resources to daily portfolio management activities, such as creation and redemption activity and the daily rebalancing of their portfolios), regulatory compliance and risk mitigation. The Board also reviewed a report provided by the Adviser on the profitability of publicly-held financial services firms with material asset management businesses. In weighing this information, which was compiled by the Adviser using SEC filings and other publicly available documents, the Board considered that, according to the Consultant, the profitability of closely held advisers, such as the Adviser can vary significantly from the profitability of diversified financial services companies, such as those included in the Adviser’s materials for several reasons. For example, to the extent such information is even available, it is often affected by numerous factors, including the nature of a firm’s investor and fund shareholder base, the structure of the adviser and its tax status, the types of funds it manages, its business mix, assumptions regarding allocations and the reporting of operating profits and net income (net rather than gross of distribution and marketing expenses). For these reasons, the Board recognized that it is difficult to assess the reasonableness of the Adviser’s profitability by comparing it to the profitability of publicly reporting investment advisory firms. Further, the Board considered that the assets under management (“AUM”) in the Funds and the Adviser’s annual profitability may be more variable than the AUM and profitability of other advisers in light of the tactical nature of the strategies pursued by most of the Funds and in light of other advisers having more diversified financial services business lines.
Economies of Scale. The Board considered the Adviser’s advisory fee schedule for each Fund as set forth in the Agreement and, when applicable, modified by the breakpoints included in the Advisory Fee Waiver Agreement. The Board considered that the Advisory Fee Waiver Agreement results in several of the Funds, including the largest Funds, paying reduced advisory fee rates and that the Advisory Fee Waiver Agreement applies to most of the Funds in the ETF Trust. The Board also considered Rafferty’s explanation as to why the breakpoints in the Advisory Fee Waiver Agreement are appropriate and allow the Funds to share in economies of scale. In this regard, among other information, the Board considered the fee schedule breakpoints, if any, of the Peer Funds. The Board considered that a report that examined the Adviser’s approach to sharing economies of scale with the Funds had previously been provided by the Consultant and that that report indicated that breakpoints are not ubiquitous in the fund industry, particularly among ETFs. The Board further considered that, according to the report, many funds (including ETFs) that do have breakpoints in their advisory fee schedules do not achieve sufficient asset levels for the breakpoints to actually reduce the advisory fee rates. In this regard, the Board noted that the breakpoints in the Advisory Fee Waiver Agreement reduce the advisory fee rate charged to Funds with respect to assets in excess of only $1.5 billion in average annual net assets and further reduce the advisory fee rate until they reach $4.5 billion in average annual net assets.
Other Benefits. The Board considered indirect and “fall-out” benefits that the Adviser or its affiliates may derive from their relationship to the Funds. In this regard, the Board noted that the Funds pay a fee to the Adviser under the Management Services Agreement and such payment is a fall-out benefit. Another benefit to the Adviser of the Funds is the Adviser’s ability to leverage its investment management personnel or infrastructure to manage other accounts.
Conclusion. Based on, but not limited to, the above considerations, the Board, including the Independent Trustees, determined that the Agreement for the Funds was fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Adviser’s expenses and profitability, the ability of various Funds to share in potential economies of scale, and such other matters as the Board considered relevant in the exercise of its business judgment. Accordingly, the Board concluded that the continuation of the Agreement was in the best interests of the Funds and their shareholders. On this basis, the Board voted in favor of the renewal of the Agreement with respect to each Fund.

185

Direxion Shares ETF Trust
BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)(Continued)
New Fund Investment Advisory Agreement Approval
Provided below is a summary of certain of the factors the Board of Trustees (the “Board”) of the Direxion Shares ETF Trust (the “Trust”), including the trustees who are not “interested persons” as defined in the Investment Company Act of 1940, (the “Independent Trustees”), considered in approving the Investment Advisory Agreement (the “Agreement”) between Rafferty Asset Management, LLC (the “Adviser”) and the Trust, on behalf of the Direxion Daily AVGO Bear 1X Shares, Direxion Daily AVGO Bull 2X Shares, Direxion Daily MU Bear 1X Shares, Direxion Daily MU Bull 2X Shares, Direxion Daily NFLX Bear 1X Shares, Direxion Daily NFLX Bull 2X Shares, Direxion Daily TSM Bear 1X Shares and Direxion Daily TSM Bull 2X Shares at the August 22, 2024 meeting, the Direxion Daily META Bull 2X Shares at the May 15, 2024 meeting, the Direxion Daily Uranium Industry Bull 2X Shares, Direxion Daily AI and Big Data Bear 2X Shares and Direxion Daily AI and Big Data Bull 2X Shares at the November 17, 2023 meeting and the Direxion Daily META Bear 1X Shares, Direxion Daily Crypto Industry Bear 1X Shares and Direxion Daily Crypto Industry Bull 2X Shares at the August 24, 2023 meeting, each a series of the Trust. Each series of the Trust listed above is referred to herein as a “Fund” and collectively as the “Funds.” The Direxion Daily AVGO Bear 1X Shares, Direxion Daily AVGO Bull 2X Shares, Direxion Daily META Bear 1X Shares, Direxion Daily META Bull 2X Shares, Direxion Daily MU Bear 1X Shares, Direxion Daily MU Bull 2X Shares, Direxion Daily NFLX Bear 1X Shares, Direxion Daily NFLX Bull 2X Shares, Direxion Daily TSM Bear 1X Shares and Direxion Daily TSM Bull 2X Shares are each a “Single Stock ETF” and together are the “Single Stock ETFs.” The Board, including the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940 Act, as amended (the “Independent Trustees”), unanimously approved the Agreement on behalf of the Funds. The Board, including the Independent Trustees, determined that the terms of the Agreement for the Funds were fair and reasonable and in the best interests of shareholders.
For each Fund, the Board considered, among other matters, the following factors to the extent applicable: (1) the nature, extent, and quality of the services to be provided by the Adviser to the Fund; (2) the projected profitability to the Adviser of the Fund based upon the services to be provided; (3) the extent to which economies of scale might be realized as the Fund grows; (4) the fees proposed for the Fund and whether fee levels reflect economies of scale, if any, for the benefit of the Fund’s shareholders; (5) a comparison of the services to be provided and the fees to be charged to the Fund with the services provided and fees charged by other exchange-traded fund (“ETF”) sponsors to ETFs with similar strategies (“Peer Funds”); and (6) other benefits anticipated to be derived and identified by the Adviser from its relationship with the Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement with respect to each Fund, and each Trustee may have afforded different weight or importance to different factors.
Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the services to be provided under the Agreement by the Adviser, including in light of each Fund seeking investment returns that provide leveraged or inverse (leveraged) exposure to an underlying index or a single security, as applicable. For each Single Stock ETF, the Board considered the Adviser’s process for identifying appropriate single securities for the Funds, including based on their liquidity, volatility, trading volumes and underlying company’s market capitalization. The Board also considered the narrowness of each Single Stock ETF’s market exposure, the likelihood of it impacting the Fund’s ability to issue and redeem creation units and the concurrent nature of trading in the Fund’s shares and the single security’s shares under applicable stock exchange listing rules. The Board considered that each Single Stock ETF is actively-managed and invests primarily in swap contracts with swap counterparties to pursue its strategy.
Based on written materials received, a presentation from senior representatives of the Adviser and a discussion with the Adviser regarding its personnel, operations and financial condition, the Board considered the quality of the services to be provided by the Adviser under the Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Funds, as well as the capacity and integrity of the Adviser’s senior management and staff. The Board noted that the Adviser has provided services to the ETF Trust since its inception date and has developed an expertise in managing funds with investment strategies that trade significant amounts of derivatives, including swap contracts. The Board considered the Adviser’s compliance history and compliance program, as well as its representation that it has the financial resources and appropriate staffing to manage the Funds and to meet its fee waiver and expense obligations to them. The Board considered that the Adviser will oversee all aspects of the Funds’ operation, including oversight of the Funds’ service providers, and provide compliance services to the Funds. The Board observed that

186

Direxion Shares ETF Trust
BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)(Continued)
because the Funds had not commenced operations, they did not have any performance history. Under the totality of the circumstances, the Board determined, in the exercise of its business judgment, that the nature, extent and quality of the services to be provided by the Adviser to the Funds under the Agreement were fair and reasonable.
Costs of Services Provided to the New Funds and Profits Realized. The Board considered the fairness and reasonableness of the investment advisory fee rates to be paid to the Adviser by the Funds in light of the investment advisory services to be provided by the Adviser. The Board considered the fees to be paid to the Adviser on an annual basis, including as limited by the Operating Expense Limitation Agreement. The Board considered that the proposed advisory fee rate and net expense ratio for each Fund were similar to those of Peer Funds and to those of other series of the Trust that pursue similar investment objectives and implement similar investment strategies. The Board also considered that, on behalf of each leveraged Fund, the Adviser manages more than the Fund’s net assets due to the leveraged exposure.
The Board considered the overall profitability of the Adviser’s investment business and, because the Funds had not commenced operations and the Adviser had no profit data related to the Funds, the Board considered a break-even analysis provided by the Adviser for the Funds. The Board considered the significant drivers of cost for the Adviser including, but not limited to, intellectual capital, portfolio rebalancing, regulatory compliance, and entrepreneurial risk. Based on these considerations, the Board determined that, in the exercise of its reasonable business judgment, the costs of the services to be provided and any profits that may be realized under the Agreement were not excessive.
Economies of Scale. The Board considered whether economies of scale may be realized by each Fund as it grows larger and the extent to which any such economies are reflected in contractual fee rates. In this regard, the Board considered the potential impact of the Advisory Fee Waiver Agreement on the Funds, which is designed to impose breakpoints on the advisory fee rate paid to the Adviser with respect to each Fund. Noting that the Funds had not yet commenced operations and did not yet have any assets, however, the Board concluded that economies of scale were not a material factor for the Board to consider in approving the agreement.
Other Benefits. The Board considered the Adviser’s representations that its relationship with the Funds may enable it to attract assets to other funds. The Board also considered that the Adviser’s overall business with brokerage firms may allow it to negotiate lower commission rates and get better execution for all of its portfolio trades. Based on these and other considerations, including the fact that the Adviser does not manage any client accounts other than the various series of the Trust, the Board determined that such benefits to the Adviser would likely not be material and, overall, would be reasonable.
Conclusion. Following the above considerations, the Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from counsel discussing the legal standards applicable to its consideration of the Agreement. Based on its review, including consideration of each of the factors referenced above, and its consideration of information received throughout the year from the Adviser regarding the Adviser’s operations and quality of service, the Board determined, in the exercise of its business judgment, that the advisory arrangements, as outlined in the Agreement, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant. Accordingly, the Board, including the Independent Trustees, unanimously approved the Agreement on behalf of the Funds.

187

Direxion Shares ETF Trust
Supplemental Information (Unaudited)
Federal Tax Status of Dividends Declared during the Tax Year
For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction (“DRD”), the individual qualified dividend rate (“QDI”), the qualified interest income rate (“QII”), and the qualified short-term gain rate (“QSTG”) is presented below.

Funds	DRD	QDI	QII	QSTG
Direxion Daily S&P 500® Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily AAPL Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily AMZN Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily AVGO Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily GOOGL Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily META Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily MSFT Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily MU Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily NFLX Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily NVDA Bear 1X Shares	0.00%	0.00%	0.00%	2.73%
Direxion Daily TSLA Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily TSM Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Crypto Industry Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Magnificent 7 Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily AAPL Bull 2X Shares	0.27%	0.27%	0.00%	0.00%
Direxion Daily AMZN Bull 2X Shares	0.00%	0.00%	0.00%	16.06%
Direxion Daily AVGO Bull 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily GOOGL Bull 2X Shares	0.51%	0.51%	0.00%	0.00%
Direxion Daily META Bull 2X Shares	1.19%	1.19%	0.00%	0.00%
Direxion Daily MSFT Bull 2X Shares	1.00%	1.00%	0.00%	0.00%
Direxion Daily MU Bull 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily NFLX Bull 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily NVDA Bull 2X Shares	0.01%	0.01%	0.00%	0.00%
Direxion Daily TSLA Bull 2X Shares	0.00%	0.00%	0.00%	30.65%
Direxion Daily TSM Bull 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily CSI 300 China A Share Bull 2X Shares	29.71%	29.71%	0.00%	0.00%
Direxion Daily CSI China Internet Index Bull 2X Shares	31.01%	31.01%	0.00%	0.00%
Direxion Daily S&P 500® Bull 2X Shares	16.09%	16.09%	0.00%	0.00%
Direxion Daily MSCI Brazil Bull 2X Shares	61.97%	61.97%	0.00%	0.00%
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	4.89%	4.89%	0.00%	0.00%
Direxion Daily MSCI India Bull X Shares	0.27%	0.27%	0.00%	0.00%
Direxion Daily AI and Big Data Bull 2X Shares	9.09%	9.09%	0.00%	0.00%
Direxion Daily AI and Big Data Bull Bear 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Cloud Computing Bull 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Crypto Industry Bull 2X Shares	5.81%	5.81%	0.00%	0.00%
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	6.24%	6.24%	0.00%	0.00%
Direxion Daily Energy Bull 2X Shares	86.76%	86.76%	0.00%	0.00%
Direxion Daily Energy Bear 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Gold Miners Index Bull 2X Shares	36.47%	36.74%	0.00%	0.00%
Direxion Daily Gold Miners Index Bear 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Junior Gold Miners Index Bull 2X Shares	11.30%	11.30%	0.00%	0.00%
Direxion Daily Junior Gold Miners Index Bear 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Magnificent 7 Bull 2X Shares	0.83%	0.83%	0.00%	13.54%

188

Direxion Shares ETF Trust
Supplemental Information (Unaudited)

Funds	DRD	QDI	QII	QSTG
Direxion Daily NYSE FANG+ Bull 2X Shares	9.90%	9.90%	0.00%	0.00%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	6.85%	6.85%	0.00%	0.00%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	57.95%	57.95%	0.00%	0.00%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Travel & Vacation Bull 2X Shares	77.90%	77.90%	0.00%	0.00%
Direxion Daily Uranium Industry Bull 2X Shares	0.17%	0.17%	0.00%	0.00%

The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended October 31, 2024. To the extent necessary to fully distribute such capital gain, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

189

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 77.7%
	Accommodation — 1.0%
1,521	Boyd Gaming Corp.	$105,390
501	Choice Hotels International, Inc.(b)	69,895
1,414	Hilton Grand Vacations, Inc.(a)	52,148
993	Hyatt Hotels Corp.	144,432
4,617	Park Hotels & Resorts, Inc.	64,130
1,541	Travel + Leisure Co.	73,675
831	Vail Resorts, Inc.	137,688
1,745	Wyndham Hotels & Resorts, Inc.	154,119
		801,477
	Administrative and Support Services — 0.8%
1,049	ManpowerGroup, Inc.	65,930
1,360	MasTec, Inc.(a)	167,130
4,072	RB Global, Inc. ADR	345,061
3,129	Warner Music Group Corp.	100,003
		678,124
	Air Transportation — 0.2%
14,513	American Airlines Group, Inc.(a)(b)	194,474
	Ambulatory Health Care Services — 0.4%
2,052	Acadia Healthcare Company, Inc.(a)	87,600
721	Amedisys, Inc.(a)	68,206
562	Medpace Holdings, Inc.(a)	176,592
		332,398
	Apparel Manufacturing — 0.4%
2,603	Capri Holdings Ltd. ADR(a)(b)	51,383
725	Columbia Sportswear Co.(b)	58,341
1,234	PVH Corp.	121,500
4,173	Under Armour, Inc. Class A(a)(b)	35,679
2,862	Under Armour, Inc. Class C(a)	22,610
		289,513
	Beverage and Tobacco Product Manufacturing — 0.2%
196	Boston Beer Co., Inc. Class A(a)	57,050
129	Coca-Cola Consolidated, Inc.	145,029
		202,079
	Broadcasting and Content Providers — 0.4%
670	Nexstar Media Group, Inc.	117,867
1,468	TKO Group Holdings, Inc.(a)	171,418
		289,285
	Building Material and Garden Equipment and Supplies Dealers — 0.1%
1,252	Knife River Corp.(a)	121,845
	Chemical Manufacturing — 4.0%
23,766	Arcadium Lithium PLC ADR(a)	128,099
2,748	Arrowhead Pharmaceuticals, Inc.(a)(b)	52,844

The accompanying notes are an integral part of these financial statements.

1

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Chemical Manufacturing — (Continued)
1,079	Ashland, Inc.	$91,251
2,018	Avient Corp.	94,059
4,207	BioMarin Pharmaceutical, Inc.(a)	277,199
1,211	Cabot Corp.	130,582
8,055	Coty, Inc. Class A(a)	59,929
2,799	Halozyme Therapeutics, Inc.(a)	141,545
1,365	Jazz Pharmaceuticals PLC ADR (Ireland)(a)	150,191
1,534	Lantheus Holdings, Inc.(a)	168,495
2,232	Neurocrine Biosciences, Inc.(a)	268,443
170	NewMarket Corp.	89,245
2,596	Olin Corp.	106,514
3,014	Perrigo Co. PLC ADR (Ireland)	77,249
1,151	Repligen Corp.(a)	154,545
9,642	Roivant Sciences Ltd. ADR (Ireland)(a)(b)	111,365
2,846	RPM International, Inc.	361,755
2,108	Sarepta Therapeutics, Inc.(a)	265,608
942	Scotts Miracle-Gro Co.	81,935
3,299	The Chemours Co.	59,910
983	United Therapeutics Corp.(a)	367,612
738	Westlake Chemical Corp.	97,372
		3,335,747
	Clothing, Clothing Accessories, Shoe, and Jewelry Retailers — 0.4%
1,130	Abercrombie & Fitch Co. Class A(a)	148,923
798	Carter’s, Inc.	43,650
4,890	Gap, Inc.	101,565
2,134	Nordstrom, Inc.	48,250
		342,388
	Computer and Electronic Product Manufacturing — 3.6%
2,504	Amkor Technology, Inc.	63,727
424	Bio-Rad Laboratories, Inc.(a)	151,872
2,443	Bruker Corp.	138,298
1,181	Cirrus Logic, Inc.(a)	129,697
3,790	Cognex Corp.	152,472
1,319	Dolby Laboratories, Inc.	96,155
799	Fabrinet ADR(a)	192,535
3,520	Illumina, Inc.(a)	507,373
2,616	Iridium Communications, Inc.	76,727
3,045	Lattice Semiconductor Corp.(a)	154,260
1,200	LivaNova PLC ADR (United Kingdom)(a)	61,944
1,501	Lumentum Holdings, Inc.(a)(b)	95,869
1,276	MACOM Technology Solutions Holdings, Inc.(a)	143,422
976	Masimo Corp.(a)	140,554
1,487	MKS Instruments, Inc.	147,704
1,256	Power Integrations, Inc.	75,900
2,379	Rambus, Inc.(a)	113,764

The accompanying notes are an integral part of these financial statements.

2

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Computer and Electronic Product Manufacturing — (Continued)
3,335	Sensata Technologies Holdings PLC ADR (United Kingdom)	$114,524
2,124	Teradata Corp.(a)	68,456
975	Universal Display Corp.	175,812
2,507	Vishay Intertechnology, Inc.	42,519
3,397	Vontier Corp.	125,961
		2,969,545
	Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 2.0%
3,435	Allegro MicroSystems, Inc.(a)	71,586
990	ASGN, Inc.(a)	91,179
3,387	Coherent Corp.(a)	313,094
1,040	Concentrix Corp.	44,210
3,567	ExlService Holdings, Inc.(a)	148,637
5,110	Kyndryl Holdings, Inc.(a)	116,968
794	Novanta, Inc. ADR (Canada)(a)	135,171
1,091	Onto Innovation, Inc.(a)	216,378
6,828	Pure Storage, Inc.(a)	341,741
908	WEX, Inc.(a)	156,721
		1,635,685
	Construction of Buildings — 1.2%
15,024	Avantor, Inc.(a)	336,087
1,593	KB Home	125,051
2,304	Taylor Morrison Home Corp.(a)	157,824
2,269	Toll Brothers, Inc.	332,272
		951,234
	Credit Intermediation and Related Activities — 4.5%
6,059	Ally Financial, Inc.	212,368
3,282	Associated Banc-Corp.	77,915
2,332	Bank OZK	102,025
4,032	Cadence Bank	134,790
4,629	Columbia Banking System, Inc.	131,973
2,593	Commerce Bancshares, Inc.	162,062
3,063	East West Bancorp, Inc.	298,612
933	Euronet Worldwide, Inc.(a)	91,873
7,947	F.N.B. Corp.	115,231
2,842	First Financial Bankshares, Inc.	102,710
11,843	First Horizon National Corp.	205,239
6,586	Flagstar Financial, Inc.	66,650
1,907	Hancock Whitney Corp.	99,317
1,182	International Bancshares Corp.	72,409
7,049	Old National Bancorp	135,764
1,692	Pinnacle Financial Partners, Inc.	178,421
2,105	Prosperity Bancshares, Inc.	154,086
3,182	Synovus Financial Corp.	158,686

The accompanying notes are an integral part of these financial statements.

3

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Credit Intermediation and Related Activities — (Continued)
1,021	Texas Capital Bancshares, Inc.(a)	$78,566
980	UMB Financial Corp.	107,535
2,982	United Bankshares, Inc.	112,362
9,453	Valley National Bancorp	89,520
3,788	Webster Financial Corp.	196,218
2,403	Western Alliance Bancorp	199,954
7,464	Western Union Co.	80,313
1,469	Wintrust Financial Corp.	170,242
3,264	Zions Bancorp	169,924
		3,704,765
	Educational Services — 0.5%
828	Duolingo, Inc.(a)	242,579
76	Graham Holdings Co. Class B	64,091
642	Grand Canyon Education, Inc.(a)	88,025
		394,695
	Electrical Equipment, Appliance, and Component Manufacturing — 1.0%
680	Acuity Brands, Inc.	204,469
606	IPG Photonics Corp.(a)	49,062
548	Littelfuse, Inc.	134,057
1,470	Regal Rexnord Corp.	244,814
873	Synaptics, Inc.(a)	59,949
1,213	Whirlpool Corp.	125,558
		817,909
	Fabricated Metal Product Manufacturing — 2.1%
4,847	Axalta Coating Systems Ltd. ADR(a)	183,798
2,020	BWX Technologies, Inc.	245,935
929	Chart Industries, Inc.(a)	112,149
2,634	Crown Holdings, Inc.	246,411
846	Curtiss-Wright Corp.	291,836
642	RBC Bearings, Inc.(a)	179,985
1,793	Silgan Holdings, Inc.	92,770
1,411	Timken Co.	117,113
446	Valmont Industries, Inc.	139,009
606	Watts Water Technologies, Inc.	115,497
		1,724,503
	Food and Beverage Retailers — 1.2%
3,451	Celsius Holdings, Inc.(a)	103,806
3,444	Performance Food Group Co.(a)	279,825
2,212	Sprouts Farmers Market, Inc.(a)	284,087
5,405	Us Foods Holding Corp.(a)	333,218
		1,000,936
	Food Manufacturing — 0.6%
4,328	Flowers Foods, Inc.	96,211
1,439	Ingredion, Inc.	191,042

The accompanying notes are an integral part of these financial statements.

4

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Food Manufacturing — (Continued)
426	Lancaster Colony Corp.	$73,953
891	Pilgrim’s Pride Corp.(a)	43,160
1,046	Post Holdings, Inc.(a)	114,234
		518,600
	Food Services and Drinking Places — 1.5%
820	Casey’s General Stores, Inc.	323,096
1,353	Manhattan Associates, Inc.(a)	356,326
1,473	Texas Roadhouse, Inc.	281,520
3,773	Wendy’s Co.(b)	72,102
647	Wingstop, Inc.	186,136
		1,219,180
	Forestry and Logging — 0.1%
2,963	Rayonier, Inc.	92,534
	Funds, Trusts, and Other Financial Vehicles — 1.5%
2,219	Agree Realty Corp.	164,761
11,072	Annaly Capital Management, Inc.	210,478
4,647	Carlyle Group, Inc.	232,489
1,075	EastGroup Properties, Inc.	184,126
2,924	First Industrial Realty Trust, Inc.	153,481
8,022	Healthcare Realty Trust, Inc.	137,818
2,181	SEI Investments Co.	163,051
		1,246,204
	Furniture, Home Furnishings, Electronics, and Appliance Retailers — 1.1%
2,368	Floor & Decor Holdings, Inc. Class A(a)(b)	244,022
8,571	GameStop Corp. Class A(a)	190,105
331	RH(a)	105,275
2,843	Williams-Sonoma, Inc.(b)	381,332
		920,734
	General Merchandise Retailers — 1.5%
2,856	BellRing Brands, Inc.(a)	188,011
2,933	BJ’s Wholesale Club Holdings, Inc.(a)	248,513
1,395	Burlington Stores, Inc.(a)	345,639
1,246	e.l.f. Beauty, Inc.(a)	131,142
860	FirstCash Holdings, Inc.	88,984
1,217	Five Below, Inc.(a)	115,359
6,108	Macy’s, Inc.	93,697
		1,211,345
	Health and Personal Care Retailers — 0.9%
2,766	Doximity, Inc. Class A(a)	115,453
1,234	Enovis Corp.(a)	50,927
3,800	Envista Holdings Corp.(a)	79,686
3,780	Option Care Health, Inc.(a)	87,091
858	Penumbra, Inc.(a)	196,370

The accompanying notes are an integral part of these financial statements.

5

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Health and Personal Care Retailers — (Continued)
1,869	Planet Fitness, Inc. Class A(a)	$146,754
3,452	R1 RCM, Inc.(a)	49,226
3,380	Sotera Health Co.(a)	52,965
		778,472
	Heavy and Civil Engineering Construction — 0.5%
4,263	Core & Main, Inc.(a)	188,766
2,940	KBR, Inc.	197,009
		385,775
	Hospitals — 0.7%
2,224	Encompass Health Corp.	221,199
2,118	Tenet Healthcare Corp.(a)	328,332
		549,531
	Insurance Carriers and Related Activities — 4.1%
1,595	American Financial Group, Inc.	205,643
1,343	Brighthouse Financial, Inc.(a)	63,524
2,338	CNO Financial Group, Inc.	80,427
7,067	Equitable Holdings, Inc.	320,418
2,348	Essent Group Ltd. ADR	140,903
2,273	First American Financial Corp.	145,813
796	Hanover Insurance Group, Inc.	118,071
1,339	Kemper Corp.	83,380
489	Kinsale Capital Group, Inc.	209,346
5,729	MGIC Investment Corp.	143,454
5,255	Old Republic International Corp.	183,557
748	Primerica, Inc.	207,054
1,456	Reinsurance Group of America, Inc.	307,333
1,153	RenaissanceRe Holdings Ltd. ADR	302,547
920	RLI Corp.	143,492
2,260	Ryan Specialty Holdings, Inc.	148,866
1,345	Selective Insurance Group, Inc.	122,153
3,777	Unum Group	242,408
2,173	Voya Financial, Inc.	174,492
		3,342,881
	Leather and Allied Product Manufacturing — 0.4%
1,312	Crocs, Inc.(a)	141,460
2,929	Skechers U.S.A., Inc.(a)	180,016
		321,476
	Machinery Manufacturing — 3.5%
1,487	AAON, Inc.	169,845
1,370	AGCO Corp.	136,781
901	Belden, Inc.	102,597
1,081	Brooks Automation, Inc.(a)	44,418
1,463	Brunswick Corp.	116,660
1,074	Crane Company	168,919

The accompanying notes are an integral part of these financial statements.

6

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Machinery Manufacturing — (Continued)
1,086	Crane NXT Co.	$58,937
2,661	Donaldson Co., Inc.	194,679
889	EnerSys	86,108
1,256	Esab Corp.	154,538
2,903	Flowserve Corp.	152,814
3,733	Graco, Inc.	304,053
1,806	ITT, Inc.	253,057
1,253	Lincoln Electric Holdings, Inc.	241,278
1,188	Middleby Corp.(a)	154,084
8,701	NOV, Inc.	134,952
1,439	Oshkosh Corp.	147,123
1,479	Terex Corp.	76,479
2,295	Toro Co.(a)	184,702
		2,882,024
	Management of Companies and Enterprises — 1.0%
19,395	CNH Industrial NV ADR	217,806
1,416	Cullen/Frost Bankers, Inc.	180,328
2,506	Glacier Bancorp, Inc.	130,688
4,104	Home Bancshares, Inc.	111,998
1,684	South State Corp.	164,240
		805,060
	Merchant Wholesalers, Durable Goods — 2.9%
848	Applied Industrial Technologies, Inc.	196,388
1,170	Arrow Electronics, Inc.(a)	138,844
1,948	Avnet, Inc.	105,601
4,210	ChampionX Corp.	118,806
2,743	Fortune Brands Innovations, Inc.	228,574
1,807	Hexcel Corp.	106,053
3,587	Jefferies Financial Group, Inc.	229,496
709	Lennox International, Inc.	427,222
993	MSC Industrial Direct Co., Inc.	78,517
1,681	TD SYNNEX Corp.	193,904
769	Watsco, Inc.(b)	363,745
989	WESCO International, Inc.	189,858
		2,377,008
	Merchant Wholesalers, Nondurable Goods — 0.2%
3,585	HF Sinclair Corp.	138,417
	Miscellaneous Manufacturing — 1.2%
4,480	Dentsply Sirona, Inc.	103,802
2,497	Globus Medical, Inc.(a)	183,629
1,131	Haemonetics Corp.(a)	80,482
1,961	Light & Wonder, Inc. Class A(a)	183,903
7,511	Mattel, Inc.(a)	153,074
870	MSA Safety, Inc.	144,376

The accompanying notes are an integral part of these financial statements.

7

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Miscellaneous Manufacturing — (Continued)
4,358	Neogen Corp.(a)	$62,232
1,871	YETI Holdings, Inc.(a)	65,878
		977,376
	Motor Vehicle and Parts Dealers — 0.4%
579	AutoNation, Inc.(a)	90,017
412	Murphy USA, Inc.	201,241
413	Penske Automotive Group, Inc.	62,186
		353,444
	Nonmetallic Mineral Product Manufacturing — 0.7%
743	Eagle Materials, Inc.	212,097
1,922	Owens Corning	339,790
		551,887
	Nursing and Residential Care Facilities — 0.2%
1,250	The Ensign Group, Inc.	193,737
	Oil and Gas Extraction — 1.9%
6,461	Antero Resources Corp.(a)	167,211
1,368	Chord Energy Corp.	171,137
3,342	CNX Resources Corp.(a)	113,728
4,577	Expand Energy Corp.(b)	387,763
2,565	Matador Resources Co.	133,662
3,134	Murphy Oil Corp.	98,658
1,253	ONE Gas, Inc.	89,301
5,349	Range Resources Corp.	160,631
2,250	Viper Energy, Inc.	116,775
1,617	Weatherford International PLC ADR	127,743
		1,566,609
	Paper Manufacturing — 0.4%
6,632	Graphic Packaging Holding Company	187,420
1,587	PotlatchDeltic Corp.	65,972
2,171	Sonoco Products Co.	114,021
		367,413
	Performing Arts, Spectator Sports, and Related Industries — 0.3%
1,623	Churchill Downs, Inc.	227,382
	Personal and Laundry Services — 0.3%
3,218	Service Corporation International	262,750
	Petroleum and Coal Products Manufacturing — 0.6%
1,019	Carlisle Cos., Inc.	430,252
2,201	PBF Energy, Inc.	62,773
		493,025

The accompanying notes are an integral part of these financial statements.

8

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Pipeline Transportation — 0.3%
2,146	DT Midstream, Inc.	$193,462
1,999	PNM Resources, Inc.	87,036
		280,498
	Plastics and Rubber Products Manufacturing — 0.9%
1,558	Advanced Drainage Systems, Inc.	233,513
1,466	AptarGroup, Inc.	246,156
2,533	Berry Plastics Group, Inc.	178,450
6,298	Goodyear Tire & Rubber Co.(a)	50,447
		708,566
	Primary Metal Manufacturing — 1.2%
5,709	Alcoa Corp.	228,874
2,541	Commercial Metals Co.	136,706
1,215	Reliance, Inc.	347,903
714	Silicon Laboratories, Inc.(a)	74,156
4,945	United States Steel Corp.	192,113
		979,752
	Printing and Related Support Activities — 0.2%
14,024	Permian Resources Corp.	191,147
	Professional, Scientific, and Technical Services — 3.8%
2,963	AECOM	316,448
588	Aspen Technology, Inc.(a)	138,021
493	CACI International, Inc. Class A(a)	272,412
3,175	Ciena Corp.(a)	201,644
2,600	Cytokinetics, Inc.(a)	132,600
6,304	Exelixis, Inc.(a)	209,293
1,121	Exponent, Inc.	105,800
3,785	Fluor Corp.(a)	197,880
780	FTI Consulting, Inc.(a)	152,162
3,622	Genpact Ltd. ADR	138,252
3,084	H&R Block, Inc.	184,207
788	Insperity, Inc.	62,071
1,329	Maximus, Inc.	114,879
1,032	Parsons Corp.(a)	111,621
957	Paylocity Holding Corp.(a)	176,634
1,133	Science Applications International Corp.	163,481
932	Simpson Manufacturing Co., Inc.	167,564
5,911	Tetra Tech, Inc.	288,930
		3,133,899
	Publishing Industries — 2.2%
1,313	Altair Engineering, Inc.(a)(b)	136,539
508	Appfolio, Inc.(a)	105,598
882	Blackbaud, Inc.(a)	66,600
966	CommVault Systems, Inc.(a)	150,880

The accompanying notes are an integral part of these financial statements.

9

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Publishing Industries — (Continued)
4,510	DocuSign, Inc.(a)	$312,904
5,243	Dropbox, Inc. Class A(a)	135,532
6,584	Dynatrace, Inc.(a)	354,219
3,171	NEXTracker, Inc.(a)	126,269
814	Qualys, Inc.(a)	97,061
1,276	Spire, Inc.	81,485
3,612	The New York Times Co. Class A	201,694
6,378	ZoomInfo Technologies, Inc.(a)	70,477
		1,839,258
	Real Estate — 4.5%
6,954	American Homes 4 Rent	245,059
6,659	Brixmor Property Group, Inc.	179,460
2,484	Corporate Office Properties Trust	79,985
3,362	Cousins Properties, Inc.	102,978
1,673	EPR Properties	75,904
4,122	Equity Lifestyle Properties, Inc.	289,035
6,064	Gaming & Leisure Properties, Inc.(b)	304,352
4,967	Independence Realty Trust, Inc.	97,453
1,049	Jones Lang LaSalle, Inc.(a)	284,237
2,335	Kilroy Realty Corp.	93,914
4,855	Kite Realty Group Trust	124,628
1,942	Lamar Advertising Co.	256,344
713	Marriott Vacations Worldwide Corp.	54,922
4,059	National Retail Properties, Inc.	176,323
1,544	National Storage Affiliates Trust	65,080
5,699	Omega Healthcare Investors, Inc.	242,036
4,841	Rexford Industrial Realty, Inc.	207,630
5,178	Sabra Health Care REIT, Inc.	100,453
4,025	Stag Industrial, Inc.	150,052
7,016	Starwood Property Trust, Inc.	138,496
3,663	Vornado Realty Trust	151,685
4,836	WP Carey, Inc.	269,462
		3,689,488
	Religious, Grantmaking, Civic, Professional, and Similar Organizations — 0.2%
1,923	HealthEquity, Inc.(a)	163,936
	Rental and Leasing Services — 0.3%
379	Avis Budget Group, Inc.(b)	31,457
786	GATX Corp.	108,279
957	Ryder System, Inc.	139,990
		279,726
	Repair and Maintenance — 0.1%
2,848	Valvoline, Inc.(a)	114,717

The accompanying notes are an integral part of these financial statements.

10

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 3.4%
659	Affiliated Managers Group, Inc.	$127,780
5,822	Aramark Corp.	220,246
333	Chemed Corporation	179,900
788	Evercore, Inc. Class A	208,166
1,740	Federated Investors, Inc. Class B	69,826
5,741	Fidelity National Financial, inc.	345,436
896	Hamilton Lane, Inc.	160,958
1,174	Houlihan Lokey, Inc.	202,832
2,405	Interactive Brokers Group, Inc. Class A	366,955
2,816	Janus Henderson Group PLC ADR (United Kingdom)	116,329
597	Morningstar, Inc.	195,846
3,673	nVent Electric PLC ADR (Ireland)	273,896
4,806	SLM Corp.	105,876
2,265	Stifel Financial Corp.	234,699
		2,808,745
	Specialty Trade Contractors — 1.2%
786	Comfort Systems USA, Inc.	307,358
1,031	EMCOR Group, Inc.	459,898
663	TopBuild Corp.(a)	234,291
		1,001,547
	Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers — 0.5%
1,280	Dick’s Sporting Goods, Inc.	250,560
1,352	Ollie’s Bargain Outlet Holdings, Inc.(a)	124,154
		374,714
	Support Activities for Mining — 1.0%
2,000	Civitas Resources, Inc.	97,580
10,344	Cleveland-Cliffs, Inc.(a)	134,265
5,836	Ovintiv, Inc.	228,771
1,453	Royal Gold, Inc.	212,225
1,330	Southwest Gas Holdings, Inc.	97,423
1,472	Valaris Ltd. ADR(a)	74,483
		844,747
	Support Activities for Transportation — 0.7%
2,640	GXO Logistics, Inc.(a)	157,899
975	The Brink’s Co.	100,220
2,572	XPO, Inc.(a)	335,723
		593,842
	Telecommunications — 0.2%
4,888	Frontier Communications Parent, Inc.(a)	174,648
	Textile Product Mills — 0.2%
3,838	Tempur Sealy International, Inc.	183,879

The accompanying notes are an integral part of these financial statements.

11

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Transportation Equipment Manufacturing — 1.2%
1,616	Autoliv, Inc.	$150,094
5,088	Gentex Corp.	154,217
2,618	Harley-Davidson, Inc.	83,645
1,243	Lear Corp.	119,029
1,159	Polaris Industries, Inc.	81,026
1,176	Thor Industries, Inc.	122,398
611	Visteon Corp.(a)	55,143
1,319	Woodward, Inc.	216,435
		981,987
	Truck Transportation — 0.8%
3,577	Knight-Swift Transportation Holdings, Inc. Class A	186,290
591	Lithia Motors, Inc. Class A	196,430
588	Saia, Inc.(a)	287,303
		670,023
	Utilities — 2.3%
1,276	ALLETE, Inc.	81,549
7,445	Antero Midstream Corporation	106,985
1,541	Black Hills Corp.	91,212
5,564	Essential Utilities, Inc.	214,770
1,177	IDACORP, Inc.	121,796
2,019	National Fuel Gas Co.	122,210
2,191	New Jersey Resources Corp.	100,545
1,354	NorthWestern Corp.	72,385
4,439	OGE Energy Corp.	177,515
1,188	Ormat Technologies, Inc.	93,876
2,278	Portland General Electric Co.	107,977
416	Texas Pacific Land Corp.	485,056
4,744	UGI Corp.	113,429
		1,889,305
	Warehousing and Storage — 0.5%
4,976	CubeSmart	238,052
784	Landstar System, Inc.	137,803
		375,855
	Waste Management and Remediation Services — 0.6%
1,121	Clean Harbors, Inc.(a)	259,242
3,515	Darling International, Inc.(a)	137,472
2,051	Stericycle, Inc.(a)	126,075
		522,789
	Water Transportation — 0.2%
1,280	Kirby Corp.(a)	146,893
	Wood Product Manufacturing — 0.7%
570	Greif, Inc.	35,591
1,382	Louisiana-Pacific Corp.	136,680

The accompanying notes are an integral part of these financial statements.

12

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Wood Product Manufacturing — (Continued)
2,402	Trex Company, Inc.(a)	$170,182
1,346	UFP Industries, Inc.	164,670
		507,123
	TOTAL COMMON STOCKS (Cost $61,490,969)	$64,026,550
	SHORT TERM INVESTMENTS — 25.5%
	Money Market Funds — 25.5%
7,059,251	Dreyfus Government Cash Management Institutional Shares, 4.76%(c)(d)	$7,059,251
13,886,020	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(c)	13,886,020
	TOTAL SHORT TERM INVESTMENTS (Cost $20,945,271)	$20,945,271
	TOTAL INVESTMENTS (Cost $82,436,240) — 103.2%(e)	$ 84,971,821
	Liabilities in Excess of Other Assets — (3.2)%	(2,600,526)
	TOTAL NET ASSETS — 100.0%	$82,371,295

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $68,654,411.
ADR - American Depository Receipt
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P MidCap 400® Index	5.6200% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	15,455	$45,746,509	$1,466,676
Total return of S&P MidCap 400® Index	5.5700% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	16,068	45,579,897	3,168,404
Total return of S&P MidCap 400® Index	5.5200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	12,251	33,243,663	3,495,254
Total return of S&P MidCap 400® Index	5.4700% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	15,326	43,178,778	3,075,619
					$ 167,748,847	$11,205,953

The accompanying notes are an integral part of these financial statements.

13

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 69.7%
	Accommodation — 0.3%
31,168	Airbnb, Inc. Class A(a)	$4,201,135
17,455	Hilton Worldwide Holdings, Inc.	4,099,307
49,763	Host Hotels & Resorts, Inc.	857,914
25,044	Las Vegas Sands Corp.	1,298,531
16,557	Marriott International, Inc. Class A	4,305,151
16,367	MGM Resorts International(a)	603,451
6,635	Wynn Resorts Ltd.	637,093
		16,002,582
	Administrative and Support Services — 2.0%
6,183	Allegion PLC ADR (Ireland)	863,332
102,399	Amcor PLC ADR (United Kingdom)	1,139,701
8,873	Amentum Holdings, Inc.(a)	263,883
6,947	Ameriprise Financial, Inc.	3,545,054
28,891	Automatic Data Processing, Inc.	8,356,433
2,383	Booking Holdings, Inc.	11,143,504
8,259	Broadridge Financial Solutions, Inc.	1,741,493
4,929	Corpay, Inc.(a)	1,625,190
8,775	Equifax, Inc.	2,325,550
2,688	FactSet Research System, Inc.	1,220,513
5,463	Gartner, Inc.(a)	2,745,158
20,783	Iron Mountain, Inc.	2,571,481
11,095	Live Nation Entertainment, Inc.(a)	1,299,668
18,271	Match Group, Inc.(a)	658,304
11,094	Moody’s Corp.	5,037,120
19,907	Rollins, Inc.	938,416
16,789	Royal Caribbean Cruises Ltd. ADR (Liberia)	3,464,410
148,862	Uber Technologies, Inc.(a)	10,725,507
118,359	Visa, Inc. Class A	34,306,356
25,876	Waste Management, Inc.	5,585,335
		99,556,408
	Air Transportation — 0.1%
45,434	Delta Air Lines, Inc.	2,599,734
42,452	Southwest Airlines Co.	1,298,182
23,300	United Continental Holdings, Inc.(a)	1,823,458
		5,721,374
	Ambulatory Health Care Services — 0.1%
3,275	DaVita, Inc.(a)	457,878
5,948	Labcorp Holdings, Inc.	1,357,750
4,157	Molina Healthcare, Inc.(a)	1,335,312
7,897	Quest Diagnostics, Inc.	1,222,692
84,559	Viatris, Inc.	980,884
		5,354,516
	Amusement, Gambling, and Recreation Industries — 0.2%
128,504	The Walt Disney Co.	12,362,085

The accompanying notes are an integral part of these financial statements.

14

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Apparel Manufacturing — 0.1%
24,271	Cintas Corp.	$4,995,214
10,792	Deckers Outdoor Corp.(a)	1,736,325
2,844	Ralph Lauren Corp.	562,913
		7,294,452
	Beverage and Tobacco Product Manufacturing — 0.9%
120,894	Altria Group, Inc.	6,583,887
11,100	Constellation Brands, Inc. Class A	2,578,974
79,763	Keurig Dr Pepper, Inc.	2,628,191
12,440	Molson Coors Brewing Co. Class B	677,607
49,977	Monster Beverage Corp.(a)	2,632,789
97,317	PepsiCo, Inc.	16,162,407
110,170	Philip Morris International, Inc.	14,619,559
		45,883,414
	Broadcasting and Content Providers — 0.3%
6,873	Charter Communications, Inc.(a)(b)	2,251,663
273,707	Comcast Corp. Class A	11,952,785
15,927	FOX Corp. Class A	668,934
9,347	FOX Corp. Class B	364,159
42,132	Paramount Global Class B(b)	460,924
158,100	Warner Bros Discovery, Inc.(a)(b)	1,285,353
		16,983,818
	Building Material and Garden Equipment and Supplies Dealers — 0.8%
40,372	Lowe’s Companies, Inc.	10,570,601
3,737	Snap-on, Inc.	1,233,696
70,267	The Home Depot, Inc.	27,667,631
7,642	Tractor Supply Co.	2,029,027
		41,500,955
	Chemical Manufacturing — 4.9%
125,155	AbbVie, Inc.	25,515,350
15,747	Air Products & Chemicals, Inc.	4,889,916
8,337	Albemarle Corp.(b)	789,764
38,077	Amgen, Inc.	12,190,732
10,313	Biogen, Inc.(a)	1,794,462
11,158	Bio-Techne Corp.	822,903
143,656	Bristol-Myers Squibb Co.	8,011,695
12,817	Catalent, Inc.(a)	751,076
7,738	Celanese Corp.(b)	974,756
12,782	CF Industries Holdings, Inc.	1,051,064
17,351	Church & Dwight Co., Inc.	1,733,538
8,784	Clorox Co.	1,392,703
57,885	Colgate-Palmolive Co.	5,424,403
29,586	DuPont de Nemours, Inc.	2,455,342
8,293	Eastman Chemical Co.	871,511
17,935	Ecolab, Inc.	4,407,168

The accompanying notes are an integral part of these financial statements.

15

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Chemical Manufacturing — (Continued)
55,899	Eli Lilly & Co.	$46,381,636
8,847	FMC Corp.	574,967
88,214	Gilead Sciences, Inc.	7,835,168
11,333	Incyte Corp.(a)	840,002
40,680	IntercontinentalExchange, Inc.	6,340,792
18,122	International Flavors & Fragrances, Inc.	1,801,871
135,699	Kenvue, Inc.	3,111,578
23,859	Kimberly-Clark Corp.	3,201,401
34,056	Linde PLC ADR (Ireland)	15,534,644
18,417	LyondellBasell Industries N.V. Class A ADR (Netherlands)	1,599,516
179,596	Merck & Co., Inc.	18,376,263
22,572	Mosaic Co.	604,027
401,500	Pfizer, Inc.	11,362,450
16,534	PPG Industries, Inc.	2,058,648
166,789	Procter & Gamble Co.	27,550,207
7,526	Regeneron Pharmaceuticals, Inc.(a)	6,308,293
18,285	Vertex Pharmaceuticals, Inc.(a)	8,703,294
32,105	Zoetis, Inc.	5,739,732
		241,000,872
	Clothing, Clothing Accessories, Shoe, and Jewelry Retailers — 0.3%
8,144	Lululemon Athletica, Inc.(a)	2,426,098
23,642	Ross Stores, Inc.	3,303,260
80,081	TJX Companies, Inc.	9,051,555
		14,780,913
	Computer and Electronic Product Manufacturing — 18.2%
114,672	Advanced Micro Devices, Inc.(a)	16,520,795
20,680	Agilent Technologies, Inc.	2,694,811
415,122	Alphabet, Inc.	71,031,525
340,313	Alphabet, Inc. Class C	58,768,652
16,412	AMETEK, Inc.	3,008,976
85,325	Amphenol Corp. Class A	5,718,482
35,161	Analog Devices, Inc.	7,844,771
1,077,268	Apple, Inc.	243,365,614
18,251	Arista Networks, Inc.(a)	7,052,916
329,812	Broadcom, Inc.	55,992,183
285,460	Cisco Systems, Inc.	15,634,644
45,535	Danaher Corp.	11,186,128
20,381	Dell Technologies, Inc.	2,519,703
9,605	Enphase Energy, Inc.(a)	797,599
7,587	First Solar, Inc.(a)	1,475,520
44,984	Fortinet, Inc.(a)	3,538,441
24,833	Fortive Corp.	1,773,821
32,282	GE HealthCare Technologies, Inc.	2,819,833
16,463	Hologic, Inc.(a)	1,331,363
69,329	HP, Inc.	2,462,566

The accompanying notes are an integral part of these financial statements.

16

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Computer and Electronic Product Manufacturing — (Continued)
302,341	Intel Corp.	$6,506,378
65,267	International Business Machines Corp.	13,491,994
8,039	Jabil Circuit, Inc.	989,521
12,365	Keysight Technologies, Inc.(a)	1,842,509
13,449	L3Harris Technologies, Inc.	3,328,224
92,427	Lam Research Corp.	6,871,947
38,021	Microchip Technology, Inc.	2,789,601
78,563	Micron Technology, Inc.	7,828,803
3,452	Monolithic Power Systems, Inc.	2,621,104
11,825	Motorola Solutions, Inc.	5,313,564
14,556	NetApp, Inc.	1,678,452
9,741	Northrop Grumman Corp.	4,958,364
1,743,001	NVIDIA Corp.	231,400,813
18,058	NXP Semiconductors NV ADR (Netherlands)	4,234,601
30,362	ON Semiconductor Corp.(a)	2,140,217
28,383	Otis Worldwide Corp.	2,787,211
22,941	Palto Alto Networks, Inc.(a)	8,266,331
8,748	PerkinElmer, Inc.	1,037,425
6,725	Qorvo, Inc.(a)	479,223
78,931	Qualcomm, Inc.	12,847,599
7,597	Roper Technologies, Inc.	4,085,135
94,249	RTX Corp.	11,403,187
14,879	Seagate Technology Holdings PLC ADR (Ireland)	1,493,405
11,324	Skyworks Solutions, Inc.	991,756
35,596	Super Micro Computer, Inc.(a)(b)	1,036,200
3,319	Teledyne Technologies, Inc.(a)	1,511,207
11,555	Teradyne, Inc.	1,227,257
64,685	Texas Instruments, Inc.	13,141,405
27,070	Thermo Fisher Scientific, Inc.	14,788,882
17,308	Trimble, Inc.(a)	1,047,134
17,501	Veralto Corp.	1,788,427
4,208	Waters Corp.(a)	1,359,647
23,145	Western Digital Corp.(a)	1,511,600
3,662	Zebra Technologies Corp. Class A(a)	1,398,774
		893,736,240
	Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 0.2%
40,790	Fiserv, Inc.(a)	8,072,341
	Construction of Buildings — 0.2%
20,790	D.R. Horton, Inc.	3,513,510
17,116	Lennar Corp. Class A	2,914,855
227	NVR, Inc.(a)	2,077,688
14,712	PulteGroup, Inc.	1,905,645
		10,411,698

The accompanying notes are an integral part of these financial statements.

17

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Couriers and Messengers — 0.2%
15,976	FedEx Corp.	$4,375,028
51,893	United Parcel Service, Inc. Class B	6,956,775
		11,331,803
	Credit Intermediation and Related Activities — 3.6%
39,797	American Express Co.	10,748,374
478,314	Bank of America Corp.	20,003,092
52,281	Bank of New York Mellon Corp.	3,939,896
27,059	Capital One Financial Corp.	4,404,935
135,186	Citigroup, Inc.	8,674,886
31,766	Citizens Financial Group, Inc.	1,337,984
17,793	Discover Financial Services	2,641,015
38,654	Fidelity National Information Services, Inc.	3,468,423
47,955	Fifth Third Bancorp	2,094,674
18,017	Global Payments, Inc.	1,868,543
102,921	Huntington Bancshares, Inc.	1,604,538
201,588	JPMorgan Chase & Co.	44,736,409
65,759	KeyCorp	1,134,343
11,836	M&T Bank Corp.	2,304,232
58,463	MasterCard, Inc. Class A	29,207,530
14,295	Northern Trust Corp.	1,436,933
28,155	PNC Financial Services Group, Inc.	5,300,742
64,841	Regions Financial Corp.	1,547,755
21,163	State Street Corp.	1,963,926
28,002	Synchrony Financial	1,544,030
94,891	Truist Financial Corp.	4,085,058
110,571	U.S. Bancorp	5,341,685
241,162	Wells Fargo & Co.	15,656,237
		175,045,240
	Electrical Equipment, Appliance, and Component Manufacturing — 0.2%
8,499	A.O. Smith Corp.	638,275
5,088	Axon Enterprise, Inc.(a)	2,154,768
40,585	Emerson Electric Co.	4,394,138
4,262	Generac Holdings, Inc.(a)	705,574
8,040	Rockwell Automation, Inc.	2,144,348
		10,037,103
	Fabricated Metal Product Manufacturing — 0.1%
21,516	Ball Corp.	1,274,823
16,824	Nucor Corp.	2,386,316
11,734	Pentair PLC ADR (Ireland)	1,163,074
10,915	Stanley Black & Decker, Inc.	1,014,440
		5,838,653
	Food and Beverage Retailers — 0.1%
47,053	Kroger Co.	2,624,146

The accompanying notes are an integral part of these financial statements.

18

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Food Manufacturing — 0.8%
33,881	Archer-Daniels-Midland Co.	$1,870,570
13,965	Campbell Soup Co.	651,467
274,839	Coca-Cola Co.	17,949,735
39,440	General Mills, Inc.	2,682,709
20,600	Hormel Foods Corp.	629,330
19,014	Kellanova	1,533,479
10,180	Lamb Weston Holdings, Inc.	790,884
17,853	McCormick & Co, Inc.	1,396,819
94,644	Mondelez International, Inc.	6,481,221
10,471	The Hershey Co.	1,859,440
7,546	The J.M. Smucker Co.	856,547
62,531	The Kraft Heinz Co.	2,092,287
20,259	Tyson Foods, Inc. Class A	1,186,975
		39,981,463
	Food Services and Drinking Places — 0.7%
97,041	Chipotle Mexican Grill, Inc.(a)	5,411,977
8,398	Darden Restaurants, Inc.	1,343,848
50,832	McDonald’s Corp.	14,848,535
80,287	Starbucks Corp.	7,844,040
19,922	Yum! Brands, Inc.	2,612,969
		32,061,369
	Funds, Trusts, and Other Financial Vehicles — 0.1%
10,905	Garmin Ltd. ADR (Switzerland)	2,163,006
15,766	T. Rowe Price Group, Inc.	1,732,053
		3,895,059
	Furniture, Home Furnishings, Electronics, and Appliance Retailers — 0.0%(†)
13,914	Best Buy Co., Inc.	1,258,243
	Gasoline Stations and Fuel Dealers — 0.4%
120,516	Chevron Corp.	17,935,191
	General Merchandise Retailers — 3.8%
661,852	Amazon.com, Inc.(a)	123,369,213
31,411	Costco Wholesale Corp.	27,458,868
15,587	Dollar General Corp.	1,247,583
14,322	Dollar Tree, Inc.(a)	925,774
34,653	eBay, Inc.	1,992,894
32,774	Target Corp.	4,917,411
307,746	Walmart, Inc.	25,219,785
		185,131,528
	Health and Personal Care Retailers — 0.1%
89,129	CVS Health Corp.	5,032,223

The accompanying notes are an integral part of these financial statements.

19

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Health and Personal Care Retailers — (Continued)
3,382	Ulta Beauty, Inc.(a)	$1,247,891
50,776	Walgreens Boots Alliance, Inc.(b)	480,341
		6,760,455
	Hospitals — 0.1%
13,166	HCA Healthcare, Inc.	4,723,171
4,215	Universal Health Services, Inc. Class B	861,166
		5,584,337
	Insurance Carriers and Related Activities — 3.7%
35,709	Aflac, Inc.	3,741,946
18,706	Allstate Corp.	3,489,043
45,635	American International Group, Inc.	3,462,784
26,548	Arch Capital Group Ltd. ADR(a)	2,616,571
15,533	Arthur J. Gallagher & Co.	4,367,880
3,677	Assurant, Inc.	704,881
129,795	Berkshire Hathaway, Inc. Class B(a)	58,527,161
16,785	Brown & Brown, Inc.	1,756,382
37,273	Centene Corp.(a)	2,320,617
26,624	Chubb Limited ADR (Switzerland)	7,519,683
19,813	Cigna Corp.	6,237,331
11,069	Cincinnati Financial Corp.	1,558,847
16,437	Elevance Health, Inc.	6,669,477
1,764	Erie Indemnity Co. Class A	791,754
3,062	Everest Re Group Ltd. ADR	1,088,878
6,364	Globe Life, Inc.	672,038
20,762	Hartford Financial Services Group, Inc.	2,292,955
8,529	Humana, Inc.	2,199,032
12,899	Loews Corp.	1,018,505
34,839	Marsh & McLennan Companies, Inc.	7,603,263
41,677	MetLife, Inc.	3,268,310
15,105	Principal Financial Group, Inc.	1,244,652
41,499	Progressive Corp.	10,077,202
25,306	Prudential Financial, Inc.	3,099,479
16,146	Travelers Companies, Inc.	3,970,947
65,425	UnitedHealth Group, Inc.	36,932,413
21,297	W.R. Berkley Corp.	1,217,550
7,196	Willis Towers Watson PLC ADR (Ireland)	2,174,559
		180,624,140
	Leather and Allied Product Manufacturing — 0.2%
85,136	NIKE, Inc. Class B	6,566,540
16,301	Tapestry, Inc.	773,482
		7,340,022
	Machinery Manufacturing — 1.5%
58,659	Applied Materials, Inc.	10,651,301
70,389	Baker Hughes Co.	2,680,413

The accompanying notes are an integral part of these financial statements.

20

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Machinery Manufacturing — (Continued)
59,480	Carrier Global Corp.	$4,325,386
34,359	Caterpillar, Inc.	12,925,856
9,713	Cummins, Inc.	3,195,383
18,164	Deere & Co.	7,350,789
76,826	General Electric Co.	13,197,170
5,372	IDEX Corp.	1,153,046
28,579	Ingersoll Rand, Inc.	2,743,584
1,512	Mettler-Toledo International, Inc.(a)	1,953,126
3,854	Nordson Corp.	955,368
9,097	Parker Hannifin Corp.	5,768,135
15,997	Trane Technologies PLC ADR (Ireland)	5,921,449
17,219	Xylem, Inc.	2,096,930
		74,917,936
	Management of Companies and Enterprises — 0.5%
123,286	Abbott Laboratories	13,976,934
15,385	Aon PLC ADR (United Kingdom)	5,644,295
10,044	Bunge Global SA ADR (Switzerland)	843,897
31,147	Norwegian Cruise Line Holdings Ltd. ADR(a)	789,265
34,952	Smurfit WestRock PLC ADR (Ireland)	1,800,028
		23,054,419
	Merchant Wholesalers, Durable Goods — 0.6%
8,241	Builders FirstSource, Inc.(a)	1,412,507
62,042	Copart, Inc.(a)	3,193,302
40,582	Fastenal Co.(b)	3,172,701
9,864	Genuine Parts Co.	1,131,401
8,975	Henry Schein, Inc.(a)	630,314
3,805	Hubbell, Inc.	1,624,849
2,788	Huntington Ingalls Industries, Inc.	515,669
47,339	Johnson Controls International PLC ADR (Ireland)	3,576,461
9,514	KLA-Tencor Corp.	6,338,512
18,655	LKQ Corp.	686,318
3,717	Mohawk Industries, Inc.(a)	499,082
2,703	Pool Corp.	977,513
21,541	TE Connectivity ADR (Ireland) PLC	3,175,574
3,141	W.W. Grainger, Inc.	3,484,091
		30,418,294
	Merchant Wholesalers, Nondurable Goods — 0.5%
12,997	Brown Forman Corp. Class B	572,258
17,284	Cardinal Health, Inc.	1,875,660
12,359	Cencora, Inc.	2,818,841
33,944	ConAgra Brands, Inc.	982,339
2,481	Domino’s Pizza, Inc.	1,026,464
19,140	Illinois Tool Works, Inc.	4,998,028
9,196	McKesson Corp.	4,603,426

The accompanying notes are an integral part of these financial statements.

21

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Merchant Wholesalers, Nondurable Goods — (Continued)
34,839	Sysco Corp.	$2,611,183
16,450	The Sherwin Williams Co.	5,901,766
		25,389,965
	Mining (except Oil and Gas) — 0.3%
101,807	Freeport-McMoRan Copper & Gold, Inc.	4,583,351
4,326	Martin Marietta Materials, Inc.	2,562,463
81,308	Newmont Corp.	3,694,636
9,356	Vulcan Materials Co.	2,562,889
		13,403,339
	Miscellaneous Manufacturing — 2.0%
38,929	3M Co.	5,001,209
4,981	Align Technology, Inc.(a)	1,021,254
36,145	Baxter International, Inc.	1,290,376
20,473	Becton, Dickinson & Co.	4,782,288
104,343	Boston Scientific Corp.(a)	8,766,899
28,395	DexCom, Inc.(a)	2,001,280
9,740	Dover Corp.	1,844,074
42,691	Edwards Lifesciences Corp.(a)	2,860,724
16,515	Estee Lauder Companies, Inc. Class A	1,138,544
9,287	Hasbro, Inc.	609,506
4,974	Insulet Corp.(a)	1,151,630
25,127	Intuitive Surgical, Inc.(a)	12,659,988
170,564	Johnson & Johnson	27,266,361
90,873	Medtronic PLC ADR (Ireland)	8,110,415
10,421	ResMed, Inc.	2,526,780
9,788	Solventum Corp.(a)	710,413
6,976	Steris PLC ADR (Ireland)	1,547,626
24,287	Stryker Corp.	8,652,972
3,341	Teleflex, Inc.	671,741
13,268	Textron, Inc.	1,067,013
14,101	The Cooper Companys, Inc.(a)	1,476,093
14,431	Zimmer Biomet Holdings, Inc.	1,542,962
		96,700,148
	Motion Picture and Sound Recording Industries — 0.5%
30,414	Netflix, Inc.(a)	22,993,896
	Motor Vehicle and Parts Dealers — 0.2%
1,213	AutoZone, Inc.(a)	3,649,917
11,057	CarMax, Inc.(a)	800,306
4,116	O’Reilly Automotive, Inc.(a)	4,746,324
		9,196,547
	National Security and International Affairs — 0.0%(†)
9,535	Leidos Holdings, Inc.	1,746,431

The accompanying notes are an integral part of these financial statements.

22

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Nonmetallic Mineral Product Manufacturing — 0.1%
54,575	Corning, Inc.	$2,597,224
	Oil and Gas Extraction — 1.1%
26,213	APA Corp.	618,627
52,369	Coterra Energy, Inc.	1,252,666
44,376	Devon Energy Corp.	1,716,464
13,260	Diamondback Energy, Inc.	2,343,970
59,437	Dominion Energy, Inc.	3,538,285
40,288	EOG Resources, Inc.	4,913,524
42,086	EQT Corp.	1,537,822
314,791	Exxon Mobil Corp.	36,761,293
39,628	Marathon Oil Corp.	1,097,696
47,697	Occidental Petroleum Corp.	2,390,097
		56,170,444
	Paper Manufacturing — 0.0%(†)
6,320	Packaging Corp of America	1,446,901
	Performing Arts, Spectator Sports, and Related Industries — 0.1%
15,325	Caesars Entertainment, Inc.(a)	613,766
17,030	Electronic Arts, Inc.	2,568,976
		3,182,742
	Petroleum and Coal Products Manufacturing — 0.4%
82,281	ConocoPhillips	9,013,061
23,715	Marathon Petroleum Corp.	3,449,821
29,658	Phillips 66	3,612,937
22,710	Valero Energy Corp.	2,946,850
		19,022,669
	Pipeline Transportation — 0.1%
15,531	Targa Resources Corp.	2,593,056
86,376	Williams Companies, Inc.	4,523,511
		7,116,567
	Plastics and Rubber Products Manufacturing — 0.1%
5,694	Avery Dennison Corp.	1,178,829
5,137	West Pharmaceutical Services, Inc.	1,581,836
		2,760,665
	Primary Metal Manufacturing — 0.1%
28,915	Howmet Aerospace, Inc.	2,883,404
10,168	Steel Dynamics, Inc.	1,326,924
		4,210,328
	Professional, Scientific, and Technical Services — 3.8%
44,389	Accenture PLC Class A ADR (Ireland)	15,306,215
9,457	CDW Corp.	1,780,091
3,666	Charles River Laboratories International, Inc.(a)	654,674
35,122	Cognizant Technology Solutions Corp. Class A	2,619,750

The accompanying notes are an integral part of these financial statements.

23

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Professional, Scientific, and Technical Services — (Continued)
28,198	Eaton Corporation PLC ADR (Ireland)	$9,349,893
4,044	EPAM Systems, Inc.(a)	762,901
15,006	Extra Space Storage, Inc.	2,450,480
4,135	F5 Networks, Inc.(a)	967,094
9,998	GoDaddy, Inc.(a)	1,667,666
5,837	IDEXX Laboratories, Inc.(a)	2,375,192
24,612	International Paper Co.(b)	1,366,950
26,619	Interpublic Group of Companies, Inc.	782,599
12,273	IQVIA Holdings, Inc.(a)	2,526,029
5,161	Jack Henry & Associates, Inc.	938,941
8,873	Jacobs Solutions, Inc.	1,247,366
23,323	Juniper Networks, Inc.	907,265
154,800	Meta Platforms, Inc.	87,861,384
23,957	Moderna, Inc.(a)	1,302,302
13,870	Omnicom Group, Inc.	1,400,870
113,253	Oracle Corp.	19,008,384
142,679	Palantir Technologies, Inc.(a)	5,929,739
22,719	Paychex, Inc.	3,165,438
3,446	Paycom Software, Inc.	720,317
8,511	PTC, Inc.(a)	1,577,344
14,586	ServiceNow, Inc.(a)	13,608,592
11,544	Take-Two Interactive Software, Inc.(a)	1,866,896
5,946	VeriSign, Inc.(a)	1,051,491
10,096	Verisk Analytics, Inc. Class A	2,773,573
		185,969,436
	Publishing Industries — 6.0%
31,415	Adobe, Inc.(a)	15,018,883
10,729	Akamai Technologies, Inc.(a)	1,084,487
6,201	Ansys, Inc.(a)	1,986,863
15,268	Autodesk, Inc.(a)	4,333,059
19,408	Cadence Design Systems, Inc.(a)	5,358,937
16,368	CrowdStrike Holdings, Inc.(a)	4,859,168
11,193	Dayforce, Inc.(a)	794,143
1,736	Fair Isaac Corp.(a)	3,460,039
38,371	Gen Digital, Inc.	1,116,980
92,084	Hewlett Packard Enterprise Co.	1,794,717
19,813	Intuit, Inc.	12,091,874
526,651	Microsoft Corp.	214,004,634
26,801	News Corp. Class A	730,327
7,960	News Corp. Class B	231,158
68,659	Salesforce, Inc.	20,005,173
10,864	Synopsys, Inc.(a)	5,579,859
3,021	Tyler Technologies, Inc.(a)	1,829,487
		294,279,788

The accompanying notes are an integral part of these financial statements.

24

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Rail Transportation — 0.3%
137,370	CSX Corp.	$4,621,127
43,168	Union Pacific Corp.	10,017,998
		14,639,125
	Real Estate — 1.3%
11,031	Alexandria Real Estate Equities, Inc.	1,230,508
33,094	American Tower Corp.	7,066,893
10,070	AvalonBay Communities, Inc.	2,231,613
10,288	BXP, Inc.	828,801
7,560	Camden Property Trust	875,372
21,334	CBRE Group, Inc. Class A(a)	2,794,114
30,801	Crown Castle, Inc.	3,310,800
21,797	Digital Realty Trust, Inc.	3,884,879
24,174	Equity Residential	1,701,124
4,555	Essex Property Trust, Inc.	1,292,982
5,340	Federal Realty Investment Trust	591,886
49,875	Healthpeak Properties, Inc.	1,119,694
40,364	Invitation Homes, Inc.	1,267,833
47,771	Kimco Realty Corp.	1,133,128
8,291	Mid-America Apartment Communities, Inc.	1,254,760
65,615	Prologis, Inc.	7,410,558
11,153	Public Storage	3,670,006
61,697	Realty Income Corp.	3,662,951
11,567	Regency Centers Corp.	826,347
21,711	Simon Property Group, Inc.	3,671,764
21,263	UDR, Inc.	897,086
29,273	Ventas, Inc.	1,917,089
74,198	VICI Properties, Inc.	2,356,528
41,010	Welltower, Inc.	5,531,429
51,522	Weyerhaeuser Co.	1,605,426
		62,133,571
	Rental and Leasing Services — 0.1%
4,715	United Rentals, Inc.	3,832,352
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 1.7%
9,859	Blackrock, Inc.	9,671,975
7,403	Cboe Global Markets, Inc.	1,581,059
105,838	Charles Schwab Corp.	7,496,505
25,511	CME Group, Inc.	5,749,159
49,663	Dow, Inc.	2,452,359
21,873	Franklin Resources, Inc.	454,302
22,383	Goldman Sachs Group, Inc.	11,589,694
31,883	Invesco Ltd. ADR	552,851
47,793	KKR & Co., Inc.	6,606,904
2,668	MarketAxess Holdings, Inc.	772,173

The accompanying notes are an integral part of these financial statements.

25

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — (Continued)
88,268	Morgan Stanley	$10,261,155
5,570	MSCI, Inc. Class A	3,181,584
29,317	NASDAQ OMX Group, Inc.	2,167,113
13,134	Raymond James Financial, Inc.	1,946,721
22,678	S&P Global, Inc.	10,893,604
51,013	The Blackstone Group, Inc.	8,557,431
		83,934,589
	Specialty Trade Contractors — 0.1%
10,447	Quanta Services, Inc.	3,151,129
	Support Activities for Agriculture and Forestry — 0.1%
49,056	Corteva, Inc.	2,988,491
	Support Activities for Mining — 0.2%
62,544	Halliburton Co.	1,734,970
19,579	Hess Corp.	2,632,984
100,612	Schlumberger Ltd. ADR (Curaco)	4,031,523
		8,399,477
	Support Activities for Transportation — 0.2%
8,320	C.H. Robinson Worldwide, Inc.	857,293
8,836	Expedia, Inc.(a)	1,381,155
10,009	Expeditors International of Washington, Inc.	1,191,071
5,698	J.B. Hunt Transport Services, Inc.	1,029,173
16,026	Norfolk Southern Corp.	4,013,391
		8,472,083
	Telecommunications — 0.9%
508,033	AT&T, Inc.	11,451,064
6,731	Equinix, Inc.	6,112,286
72,441	PayPal Holdings, Inc.(a)	5,744,571
7,616	SBA Communications Corp.	1,747,644
34,724	T-Mobile US, Inc.	7,749,008
298,261	Verizon Communications, Inc.	12,565,736
		45,370,309
	Transportation Equipment Manufacturing — 2.0%
18,821	Aptiv PLC ADR (United Kingdom)(a)	1,069,597
51,705	Boeing Co.(a)	7,720,074
16,140	BorgWarner, Inc.	542,788
276,641	Ford Motor Co.	2,846,636
18,269	General Dynamics Corp.	5,327,423
79,641	General Motors Co.	4,042,577
46,144	Honeywell International, Inc.	9,490,898
15,022	Lockheed Martin Corp.	8,202,763
37,152	Paccar, Inc.	3,874,211
196,582	Tesla, Inc.(a)	49,116,013

The accompanying notes are an integral part of these financial statements.

26

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Transportation Equipment Manufacturing — 2.0%
3,968	TransDigm Group, Inc.	$5,167,526
12,406	Wabtec Corp.	2,332,080
		99,732,586
	Truck Transportation — 0.1%
13,351	Old Dominion Freight Line, Inc.	2,687,823
	Utilities — 2.0%
50,378	AES Corp.	830,733
18,180	Alliant Energy Corp.	1,090,800
18,914	Ameren Corp.	1,647,599
37,704	American Electric Power Co., Inc.	3,723,270
13,816	American Water Works Co., Inc.	1,908,128
11,000	Atmos Energy Corp.(b)	1,526,580
46,181	CenterPoint Energy, Inc.	1,363,725
21,170	CMS Energy Corp.	1,473,644
24,511	Consolidated Edison, Inc.	2,492,278
22,150	Constellation Energy Corp.	5,824,564
14,677	DTE Energy Co.	1,823,177
54,701	Duke Energy Corp.	6,305,384
27,352	Edison International	2,253,805
15,156	Entergy Corp.	2,345,846
16,283	Evergy, Inc.	984,144
25,330	Eversource Energy	1,667,980
70,853	Exelon Corp.	2,784,523
36,325	FirstEnergy Corp.	1,519,475
19,475	GE Vernova, Inc.(a)	5,874,828
136,807	Kinder Morgan, Inc.	3,353,140
145,571	NextEra Energy, Inc.	11,536,502
31,780	NiSource, Inc.	1,117,385
14,613	NRG Energy, Inc.	1,321,015
41,393	ONEOK, Inc.	4,010,154
151,448	PG&E Corp.	3,062,279
8,047	Pinnacle West Capital Corp.	706,607
52,267	PPL Corp.	1,701,814
35,293	Public Service Enterprise Group, Inc.	3,155,547
44,866	Sempra Energy	3,740,478
77,481	Southern Co.	7,053,095
24,333	Vistra Corp.	3,040,652
22,402	WEC Energy Group, Inc.	2,140,063
39,499	Xcel Energy, Inc.	2,638,928
		96,018,142
	Waste Management and Remediation Services — 0.1%
14,464	Republic Services, Inc.	2,863,872

The accompanying notes are an integral part of these financial statements.

27

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Water Transportation — 0.0%(†)
71,582	Carnival Corp. ADR (Panama)(a)	$1,574,804
	Web Search Portals, Libraries, Archives, and Other Information Services — 0.0%(†)
29,030	CoStar Group, Inc.(a)	2,113,094
	Wood Product Manufacturing — 0.0%(†)
15,453	Masco Corp.	1,234,849
	TOTAL COMMON STOCKS (Cost $3,290,500,635)	$3,417,834,455
	SHORT TERM INVESTMENTS — 32.6%
	Money Market Funds — 32.6%
1,003,546,450	Dreyfus Government Cash Management Institutional Shares, 4.76%(c)(d)	$1,003,546,450
32,850,808	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(c)	32,850,808
138,288	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(c)	138,288
562,744,376	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(c)	562,744,376
	TOTAL SHORT TERM INVESTMENTS (Cost $1,599,279,922)	1,599,279,922
	TOTAL INVESTMENTS (Cost $4,889,780,557) — 102.3%(e)	$5,017,114,377
	Liabilities in Excess of Other Assets — (2.3)%	(110,409,486)
	TOTAL NET ASSETS — 100.0%	$4,906,704,891

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(†)	Less than 0.005%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,948,558,217.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

28

Direxion Daily S&P 500® Bull 3X Shares
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	5.6200% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	295,757	$1,523,209,255	$132,920,168
Total return of S&P 500® Index	5.4200% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	261,203	1,229,487,257	219,777,042
Total return of S&P 500® Index	5.5700% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	324,498	1,645,388,198	170,018,964
Total return of S&P 500® Index	5.6800% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	55,712	261,746,287	44,797,271
Total return of S&P 500® Index	5.6100% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	176,532	856,812,562	121,909,042
Total return of S&P 500® Index	5.5100% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	341,423	1,753,844,105	153,489,538
Total return of S&P 500® Index	5.6100% representing 1 month SOFR rate + spread	Barclays	12/23/2024	173,849	853,672,720	112,581,236
					$ 8,124,160,384	$955,493,261

Long Futures Contracts
October 31, 2024

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Payable	Unrealized Appreciation
S&P 500® Index	12/20/2024	7,000	$ 2,008,475,000	$(39,725,000)	$16,603,003

The accompanying notes are an integral part of these financial statements.

29

Direxion Daily S&P 500® Bear 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 108.7%
	Money Market Funds — 108.7%
250,965,547	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$ 250,965,547
46,312,480	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(a)	46,312,480
32,489,584	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(a)	32,489,584
215,472,854	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	215,472,854
	TOTAL SHORT TERM INVESTMENTS (Cost $545,240,465)(b)	$545,240,465
	TOTAL INVESTMENTS (Cost $545,240,465) — 108.7%	$ 545,240,465
	Liabilities in Excess of Other Assets — (8.7)%	(43,523,717)
	TOTAL NET ASSETS — 100.0%	$501,716,748

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $370,586,793.
Short Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.0200% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	BNP Paribas	12/04/2024	50,467	$286,215,525	$16,766
5.2200% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Goldman Sachs	12/10/2024	26,248	133,748,005	(12,785,600)
5.3700% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	12/11/2024	62,932	348,879,003	(6,607,507)
5.4000% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	J.P. Morgan	12/16/2024	53,569	289,883,907	(11,558,885)
5.2200% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	UBS Securities LLC	12/17/2024	10,815	58,940,679	(1,980,594)
5.2700% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Citibank N.A.	12/19/2024	26,804	142,411,215	(8,138,892)
5.3900% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Barclays	12/23/2024	32,977	190,146,334	2,454,043
					$ 1,450,224,668	$(38,600,669)

The accompanying notes are an integral part of these financial statements.

30

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	INVESTMENT COMPANIES — 73.2%
7,253,665	iShares Russell 2000 ETF(a)(b)	$1,579,558,090
	TOTAL INVESTMENT COMPANIES (Cost $1,477,216,181)	$1,579,558,090
	SHORT TERM INVESTMENTS — 30.4%
	Money Market Funds — 30.4%
353,485,496	Dreyfus Government Cash Management Institutional Shares, 4.76%(c)(d)	$353,485,496
16,250,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(c)	16,250,000
287,132,047	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(c)	287,132,047
	TOTAL SHORT TERM INVESTMENTS (Cost $656,867,543)	$656,867,543
	TOTAL INVESTMENTS (Cost $2,134,083,724) — 103.6%(e)	$2,236,425,633
	Liabilities in Excess of Other Assets — (3.6)%	(77,428,073)
	TOTAL NET ASSETS — 100.0%	$2,158,997,560

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,916,776,266.
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 2000® Index	5.4700% representing 1 month SOFR rate + spread	BNP Paribas	12/04/2024	379,026	$730,716,878	$76,679,822
Total return of Russell 2000® Index	5.4200% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	411,374	782,770,125	93,478,365
Total return of Russell 2000® Index	5.2800% representing 1 month SOFR rate + spread	Societe Generale	12/16/2024	55,000	108,827,795	8,076,837
Total return of Russell 2000® Index	5.3100% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	160,000	333,506,395	10,731,073
Total return of Russell 2000® Index	5.4200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	317,526	655,639,357	26,398,136
Total return of Russell 2000® Index	5.2100% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	515,192	1,113,873,985	9,053,710
Total return of Russell 2000® Index	5.4000% representing 1 month SOFR rate + spread	Barclays	12/23/2024	391,424	838,457,588	13,982,375
					$4,563,792,123	$238,400,318

The accompanying notes are an integral part of these financial statements.

31

Direxion Daily Small Cap Bear 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 106.7%
	Money Market Funds — 106.7%
195,891,066	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$ 195,891,066
24,870,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(a)	24,870,000
21,324,995	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(a)	21,324,995
125,374,052	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	125,374,052
	TOTAL SHORT TERM INVESTMENTS (Cost $367,460,113)(b)	367,460,113
	TOTAL INVESTMENTS (Cost $367,460,113) — 106.7%	$367,460,113
	Liabilities in Excess of Other Assets — (6.7)%	(23,212,932)
	TOTAL NET ASSETS — 100.0%	$344,247,181

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $228,827,911.
Short Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.1200% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	BNP Paribas	12/4/2024	56,413	$122,568,688	$171,588
5.2200% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Bank of America Merrill Lynch	12/11/2024	96,328	204,957,185	(3,068,288)
5.0700% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Societe Generale	12/16/2024	51,000	100,662,762	(7,951,562)
5.1000% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	J.P. Morgan	12/16/2024	64,201	125,114,479	(11,965,729)
5.1300% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	UBS Securities LLC	12/17/2024	85,884	187,807,820	1,150,768
4.9700% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Citibank N.A.	12/19/2024	47,366	106,650,179	3,498,624
5.1600% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Barclays	12/23/2024	68,950	154,055,425	3,001,894
					$ 1,001,816,538	$(15,162,705)

The accompanying notes are an integral part of these financial statements.

32

Direxion Daily FTSE China Bull 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	INVESTMENT COMPANIES — 62.7%
1,250,000	iShares MSCI China ETF(a)	$61,562,500
38,089,730	iShares China Large-Cap ETF(a)	1,202,111,879
	TOTAL INVESTMENT COMPANIES (Cost $1,264,220,409)	1,263,674,379
	SHORT TERM INVESTMENTS — 51.0%
	Money Market Funds — 51.0%
525,083,968	Dreyfus Government Cash Management Institutional Shares, 4.76%(b)(c)	525,083,968
93,530,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(b)	93,530,000
409,909,293	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(c)	409,909,293
	TOTAL SHORT TERM INVESTMENTS (Cost $1,028,523,261)	1,028,523,261
	TOTAL INVESTMENTS (Cost $2,292,743,670) — 113.7%(d)	$2,292,197,640
	Liabilities in Excess of Other Assets — (13.7)%	(276,251,833)
	TOTAL NET ASSETS — 100.0%	$2,015,945,807

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	A portion of this security represents a security on loan.
(b)	Represents annualized seven-day yield at October 31, 2024.
(c)	All or a portion of this security represents an investment of securities lending collateral.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,907,463,426.
The accompanying notes are an integral part of these financial statements.

33

Direxion Daily FTSE China Bull 3X Shares
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares China Large-Cap ETF	8.3200% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	12,919,156	$377,156,312	$24,062,389
Total return of iShares China Large-Cap ETF	6.8200% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	23,779,852	810,380,540	(64,725,926)
Total return of iShares China Large-Cap ETF	11.8200% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	24,748,233	822,732,429	(49,853,229)
Total return of iShares China Large-Cap ETF	5.6700% representing 1 month SOFR rate + spread	Societe Generale	12/16/2024	8,750,000	207,452,225	61,976,787
Total return of iShares China Large-Cap ETF	5.5700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	16,304,896	529,216,820	(15,620,831)
Total return of iShares China Large-Cap ETF	5.4200% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	25,219,218	878,629,288	(86,224,702)
Total return of iShares China Large-Cap ETF	9.3200% representing 1 month SOFR rate + spread	Nomura	12/19/2024	16,000,000	584,775,703	(83,504,174)
Total return of iShares China Large-Cap ETF	5.6700% representing 1 month SOFR rate + spread	Barclays	12/23/2024	23,866,972	736,511,282	10,262,747
					$4,946,854,599	$(203,626,939)

The accompanying notes are an integral part of these financial statements.

34

Direxion Daily FTSE China Bear 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 99.9%
	Money Market Funds — 99.9%
119,585,270	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$119,585,270
15,330,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(a)	15,330,000
49,394,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	49,394,000
	TOTAL SHORT TERM INVESTMENTS (Cost $184,309,270)(b)	184,309,270
	TOTAL INVESTMENTS (Cost $184,309,270) — 99.9%	$ 184,309,270
	Other Assets in Excess of Liabilities — 0.1%	173,792
	TOTAL NET ASSETS — 100.0%	$184,483,062

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $129,665,784.
Short Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
4.9300% representing 1 month SOFR rate + spread	Total return of iShares China Large-Cap ETF	BNP Paribas	12/4/2024	7,085,231	$228,068,238	$5,324,245
5.4000% representing 1 month SOFR rate + spread	Total return of iShares China Large-Cap ETF	Bank of America Merrill Lynch	12/11/2024	6,182,685	212,623,181	18,341,881
5.0000% representing 1 month SOFR rate + spread	Total return of iShares China Large-Cap ETF	UBS Securities LLC	12/17/2024	1,845,599	58,533,134	364,724
4.8200% representing 1 month SOFR rate + spread	Total return of iShares China Large-Cap ETF	Goldman Sachs	11/12/2025	2,422,932	80,756,324	4,537,992
					$ 579,980,877	$28,568,842

The accompanying notes are an integral part of these financial statements.

35

Direxion Daily FTSE Europe Bull 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	INVESTMENT COMPANIES — 61.6%
200,422	Vanguard FTSE Europe ETF(a)(b)	$13,464,350
	TOTAL INVESTMENT COMPANIES (Cost $13,207,461)	13,464,350
	SHORT TERM INVESTMENTS — 55.9%
	Money Market Funds — 55.9%
7,994,548	Dreyfus Government Cash Management Institutional Shares, 4.76%(c)(d)	$7,994,548
2,344,064	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(c)	2,344,064
1,880,516	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(c)	1,880,516
	TOTAL SHORT TERM INVESTMENTS (Cost $12,219,128)	12,219,128
	TOTAL INVESTMENTS (Cost $25,426,589) — 117.5%(e)	$ 25,683,478
	Liabilities in Excess of Other Assets — (17.5)%	(3,824,620)
	TOTAL NET ASSETS — 100.0%	$21,858,858

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,390,936.
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Vanguard FTSE Europe ETF	5.1100% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	204,830	$12,717,846	$810,551
Total return of Vanguard FTSE Europe ETF	5.2200% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	169,957	11,162,776	100,023
Total return of Vanguard FTSE Europe ETF	5.3200% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	146,305	9,844,285	(130,617)
Total return of Vanguard FTSE Europe ETF	5.5600% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	117,922	7,857,372	(35,748)
Total return of Vanguard FTSE Europe ETF	5.3700% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	136,706	8,827,615	192,181
					$ 50,409,894	$936,390

The accompanying notes are an integral part of these financial statements.

36

Direxion Daily MSCI Emerging Markets Bull 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	INVESTMENT COMPANIES — 4.5%
82,807	iShares MSCI Emerging Markets ETF(a)	$3,680,771
	TOTAL INVESTMENT COMPANIES (Cost $3,849,646)	$3,680,771
	SHORT TERM INVESTMENTS — 100.2%
	Money Market Funds — 100.2%
40,017,549	Dreyfus Government Cash Management Institutional Shares, 4.76%(b)	$ 40,017,549
18	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(b)	18
14,620,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(b)	14,620,000
28,220,487	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(b)	28,220,487
	TOTAL SHORT TERM INVESTMENTS (Cost $82,858,054)	$82,858,054
	TOTAL INVESTMENTS (Cost $86,707,700) — 104.7%(c)	$86,538,825
	Liabilities in Excess of Other Assets — (4.7)%	(3,832,378)
	TOTAL NET ASSETS — 100.0%	$82,706,447

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at October 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $49,445,235.
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Emerging Markets ETF	5.3600% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	1,399,613	$55,013,498	$5,824,299
Total return of iShares MSCI Emerging Markets ETF	5.4400% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	1,106,418	42,954,773	4,531,851
Total return of iShares MSCI Emerging Markets ETF	5.3900% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	1,374,873	63,544,499	(2,751,466)
Total return of iShares MSCI Emerging Markets ETF	5.6700% representing 1 month SOFR rate + spread	Barclays	12/23/2024	1,618,299	69,015,377	1,715,038
					$ 230,528,147	$9,319,722

The accompanying notes are an integral part of these financial statements.

37

Direxion Daily MSCI Emerging Markets Bear 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 101.9%
	Money Market Funds — 101.9%
9,571,635	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$9,571,635
7,530,229	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	7,530,229
	TOTAL SHORT TERM INVESTMENTS (Cost $17,101,864)(b)	$17,101,864
	TOTAL INVESTMENTS (Cost $17,101,864) — 101.9%	$ 17,101,864
	Liabilities in Excess of Other Assets — (1.9)%	(310,892)
	TOTAL NET ASSETS — 100.0%	$16,790,972

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,979,081.
Short Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.1200% representing 1 month SOFR rate + spread	Total return of iShares MSCI Emerging Markets ETF	J.P. Morgan	12/16/2024	200,000	$8,733,084	$(5,870)
4.9000% representing 1 month SOFR rate + spread	Total return of iShares MSCI Emerging Markets ETF	UBS Securities LLC	12/17/2024	389,222	16,522,648	(524,050)
5.1500% representing 1 month SOFR rate + spread	Total return of iShares MSCI Emerging Markets ETF	Citibank N.A.	12/19/2024	544,084	25,083,290	999,461
					$ 50,339,022	$469,541

The accompanying notes are an integral part of these financial statements.

38

Direxion Daily MSCI Mexico Bull 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	INVESTMENT COMPANIES — 48.9%
233,804	iShares MSCI Mexico ETF(a)(b)	$12,139,104
	TOTAL INVESTMENT COMPANIES (Cost $12,661,555)	$12,139,104
	SHORT TERM INVESTMENTS — 68.7%
	Money Market Funds — 68.7%
10,209,864	Dreyfus Government Cash Management Institutional Shares, 4.76%(c)(d)	$ 10,209,864
1,847,556	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(c)	1,847,556
5,014,865	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(c)	5,014,865
	TOTAL SHORT TERM INVESTMENTS (Cost $17,072,285)	$17,072,285
	TOTAL INVESTMENTS (Cost $29,733,840) — 117.6%(e)	$29,211,389
	Liabilities in Excess of Other Assets — (17.6)%	(4,371,569)
	TOTAL NET ASSETS — 100.0%	$24,839,820

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $23,006,614.
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI Mexico ETF	5.3700% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	532,682	$28,302,130	$(798,973)
Total return of iShares MSCI Mexico ETF	4.1200% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	355,318	20,225,129	(2,071,972)
Total return of iShares MSCI Mexico ETF	5.4700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	313,483	17,403,648	(1,513,785)
					$65,930,907	$(4,384,730)

The accompanying notes are an integral part of these financial statements.

39

Direxion Daily MSCI South Korea Bull 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	INVESTMENT COMPANIES — 66.6%
641,758	iShares MSCI South Korea ETF(a)	$38,447,722
	TOTAL INVESTMENT COMPANIES (Cost $39,613,859)	$38,447,722
	SHORT TERM INVESTMENTS — 45.4%
	Money Market Funds — 45.4%
8,350,863	Dreyfus Government Cash Management Institutional Shares, 4.76%(b)	$8,350,863
17,833,792	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(b)	17,833,792
	TOTAL SHORT TERM INVESTMENTS (Cost $26,184,655)	$26,184,655
	TOTAL INVESTMENTS (Cost $65,798,514) — 112.0%(c)	$ 64,632,377
	Liabilities in Excess of Other Assets — (12.0)%	(6,936,230)
	TOTAL NET ASSETS — 100.0%	$57,696,147

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at October 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $47,139,727.
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI South Korea ETF	5.4700% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	42,808	$2,506,053	$(58,353)
Total return of iShares MSCI South Korea ETF	5.5200% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	1,791,799	111,676,849	(5,713,588)
Total return of iShares MSCI South Korea ETF	5.4700% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	347,495	22,021,505	(1,389,142)
Total return of iShares MSCI South Korea ETF	5.4700% representing 1 month SOFR rate + spread	Barclays	12/23/2024	65,285	3,932,683	(134,490)
					$ 140,137,090	$(7,295,573)

The accompanying notes are an integral part of these financial statements.

40

Direxion Daily Aerospace & Defense Bull 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 59.2%
	Administrative and Support Services — 0.1%
2,549	V2X, Inc.(a)	$157,018
	Computer and Electronic Product Manufacturing — 15.7%
21,396	L3Harris Technologies, Inc.	5,294,868
16,085	Leonardo DRS, Inc.(a)	483,676
11,002	Mercury Computer Systems, Inc.(a)	355,915
6,269	Moog, Inc. Class A	1,182,334
9,418	Northrop Grumman Corp.	4,793,950
143,178	RTX Corp.	17,323,106
		29,433,849
	Electrical Equipment, Appliance, and Component Manufacturing — 3.0%
13,429	Axon Enterprise, Inc.(a)	5,687,181
	Fabricated Metal Product Manufacturing — 3.0%
19,910	BWX Technologies, Inc.	2,424,043
8,339	Curtiss-Wright Corp.	2,876,621
9,821	Smith & Wesson Brands, Inc.	127,231
3,674	Sturm, Ruger & Co, Inc.	144,462
		5,572,357
	Machinery Manufacturing — 10.7%
116,710	General Electric Co.	20,048,444
	Merchant Wholesalers, Durable Goods — 1.4%
17,809	Hexcel Corp.	1,045,210
8,550	Huntington Ingalls Industries, Inc.	1,581,408
		2,626,618
	Miscellaneous Manufacturing — 1.9%
5,667	Cadre Holdings, Inc.	197,041
40,824	Textron, Inc.	3,283,066
		3,480,107
	Primary Metal Manufacturing — 2.8%
51,629	Howmet Aerospace, Inc.	5,148,444
	Textile Mills — 0.0%(†)
1,114	National Presto Industries, Inc.	80,130
	Transportation Equipment Manufacturing — 20.6%
7,673	AAR Corp.(a)	450,405
6,104	AeroVironment, Inc.(a)	1,312,116
48,022	Archer Aviation, Inc.(a)(b)	151,269
37,592	Boeing Co.(a)	5,612,862
2,957	Ducommun, Inc.(a)	173,842
16,214	General Dynamics Corp.	4,728,165
7,794	HEICO Corp.	1,909,140
14,494	HEICO Corp. Class A	2,782,993
32,898	Kratos Defense & Security Solutions, Inc.(a)	747,443

The accompanying notes are an integral part of these financial statements.

41

Direxion Daily Aerospace & Defense Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Transportation Equipment Manufacturing — (Continued)
2,546	Loar Holdings, Inc.(a)	$219,414
21,325	Lockheed Martin Corp.	11,644,516
75,736	Rocket Lab USA, Inc.(a)(b)	810,375
25,406	Spirit AeroSystems Holdings, Inc.(a)	822,392
3,656	TransDigm Group, Inc.	4,761,209
16,842	Triumph Group, Inc.(a)	233,093
12,998	Woodward, Inc.	2,132,843
		38,492,077
	TOTAL COMMON STOCKS (Cost $95,908,076)	$110,726,225
	SHORT TERM INVESTMENTS — 40.9%
	Money Market Funds — 40.9%
24,780,626	Dreyfus Government Cash Management Institutional Shares, 4.76%(c)(d)	$24,780,626
8,830,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(c)	8,830,000
42,892,673	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(c)	42,892,673
	TOTAL SHORT TERM INVESTMENTS (Cost $76,503,299)	$76,503,299
	TOTAL INVESTMENTS (Cost $172,411,375) — 100.1%(e)	$187,229,524
	Liabilities in Excess of Other Assets — (0.1)%	(259,459)
	TOTAL NET ASSETS — 100.0%	$186,970,065

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(†)	Less than 0.005%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $134,053,610.
The accompanying notes are an integral part of these financial statements.

42

Direxion Daily Aerospace & Defense Bull 3X Shares
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones U.S. Select Aerospace & Defense Index	5.6100% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	241	$7,435,477	$1,034,933
Total return of Dow Jones U.S. Select Aerospace & Defense Index	5.6400% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	1,759	60,619,877	2,655,331
Total return of Dow Jones U.S. Select Aerospace & Defense Index	5.5700% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	6,886	216,564,002	26,484,537
Total return of Dow Jones U.S. Select Aerospace & Defense Index	5.6200% representing 1 month SOFR rate + spread	Barclays	12/23/2024	3,455	126,287,661	(1,140,856)
					$410,907,017	$29,033,945

The accompanying notes are an integral part of these financial statements.

43

Direxion Daily Consumer Discretionary Bull 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 50.3%
	Accommodation — 3.0%
1,432	Airbnb, Inc. Class A(a)	$ 193,019
802	Hilton Worldwide Holdings, Inc.	188,350
1,150	Las Vegas Sands Corp.	59,628
760	Marriott International, Inc. Class A	197,615
751	MGM Resorts International(a)	27,689
304	Wynn Resorts Ltd.	29,190
		695,491
	Administrative and Support Services — 2.9%
108	Booking Holdings, Inc.	505,035
770	Royal Caribbean Cruises Ltd. ADR (Liberia)	158,889
		663,924
	Apparel Manufacturing — 0.5%
496	Deckers Outdoor Corp.(a)	79,801
130	Ralph Lauren Corp.	25,731
		105,532
	Building Material and Garden Equipment and Supplies Dealers — 6.6%
1,854	Lowe’s Companies, Inc.	485,433
2,361	The Home Depot, Inc.	929,644
351	Tractor Supply Co.	93,194
		1,508,271
	Clothing, Clothing Accessories, Shoe, and Jewelry Retailers — 3.0%
374	Lululemon Athletica, Inc.(a)	111,415
1,086	Ross Stores, Inc.	151,736
3,677	TJX Companies, Inc.	415,611
		678,762
	Construction of Buildings — 2.1%
955	D.R. Horton, Inc.	161,395
787	Lennar Corp. Class A	134,026
10	NVR, Inc.(a)	91,528
675	PulteGroup, Inc.	87,433
		474,382
	Food Services and Drinking Places — 5.6%
4,456	Chipotle Mexican Grill, Inc.(a)	248,511
385	Darden Restaurants, Inc.	61,608
1,713	McDonald’s Corp.	500,384
3,688	Starbucks Corp.	360,318
915	Yum! Brands, Inc.	120,011
		1,290,832
	Funds, Trusts, and Other Financial Vehicles — 0.4%
501	Garmin Ltd. ADR (Switzerland)	99,373

The accompanying notes are an integral part of these financial statements.

44

Direxion Daily Consumer Discretionary Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Furniture, Home Furnishings, Electronics, and Appliance Retailers — 0.2%
639	Best Buy Co., Inc.	$ 57,785
	General Merchandise Retailers — 11.7%
13,927	Amazon.com, Inc.(a)	2,595,993
1,591	eBay, Inc.	91,498
		2,687,491
	Health and Personal Care Retailers — 0.2%
155	Ulta Beauty, Inc.(a)	57,192
	Leather and Allied Product Manufacturing — 1.5%
3,909	NIKE, Inc. Class B	301,501
750	Tapestry, Inc.	35,588
		337,089
	Management of Companies and Enterprises — 0.2%
1,431	Norwegian Cruise Line Holdings Ltd. ADR(a)	36,262
	Merchant Wholesalers, Durable Goods — 0.7%
453	Genuine Parts Co.	51,959
857	LKQ Corp.	31,529
170	Mohawk Industries, Inc.(a)	22,826
124	Pool Corp.	44,843
		151,157
	Merchant Wholesalers, Nondurable Goods — 0.2%
114	Domino’s Pizza, Inc.	47,165
	Miscellaneous Manufacturing — 0.1%
426	Hasbro, Inc.	27,958
	Motor Vehicle and Parts Dealers — 1.8%
55	AutoZone, Inc.(a)	165,495
508	CarMax, Inc.(a)	36,769
189	O’Reilly Automotive, Inc.(a)	217,943
		420,207
	Performing Arts, Spectator Sports, and Related Industries — 0.1%
704	Caesars Entertainment, Inc.(a)	28,195
	Support Activities for Transportation — 0.3%
405	Expedia, Inc.(a)	63,306
	Transportation Equipment Manufacturing — 8.9%
864	Aptiv PLC ADR (United Kingdom)(a)	49,101
741	BorgWarner, Inc.	24,920
12,704	Ford Motor Co.	130,724
3,657	General Motors Co.	185,630
6,606	Tesla, Inc.(a)	1,650,509
		2,040,884

The accompanying notes are an integral part of these financial statements.

45

Direxion Daily Consumer Discretionary Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Water Transportation — 0.3%
3,287	Carnival Corp. ADR (Panama)(a)	$72,314
	TOTAL COMMON STOCKS (Cost $9,923,198)	$11,543,572
	SHORT TERM INVESTMENTS — 40.9%
	Money Market Funds — 40.9%
7,015,059	Dreyfus Government Cash Management Institutional Shares, 4.76%(b)	7,015,059
29,456	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(b)	29,456
2,331,606	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(b)	2,331,606
	TOTAL SHORT TERM INVESTMENTS (Cost $9,376,121)	$9,376,121
	TOTAL INVESTMENTS (Cost $19,299,319) — 91.2%(c)	$20,919,693
	Other Assets in Excess of Liabilities — 8.8%	2,010,498
	TOTAL NET ASSETS — 100.0%	$22,930,191

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at October 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,031,717.
ADR - American Depository Receipt
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Consumer Discretionary Select Sector Index	5.6200% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	5,106	$10,167,636	$(47,678)
Total return of Consumer Discretionary Select Sector Index	5.7200% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	4,421	7,758,423	687,063
Total return of Consumer Discretionary Select Sector Index	5.5700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	9,290	16,519,379	1,456,599
Total return of Consumer Discretionary Select Sector Index	5.5700% representing 1 month SOFR rate + spread	Barclays	12/23/2024	9,947	17,768,384	1,624,029
					$ 52,213,822	$3,720,013

The accompanying notes are an integral part of these financial statements.

46

Direxion Daily Dow Jones Internet Bull 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 68.3%
	Accommodation — 2.1%
21,141	Airbnb, Inc. Class A(a)	$2,849,595
	Administrative and Support Services — 5.4%
981	Booking Holdings, Inc.	4,587,401
14,971	Cloudflare, Inc.(a)	1,313,107
25,945	Roblox Corp.(a)	1,341,875
		7,242,383
	Amusement, Gambling, and Recreation Industries — 0.6%
23,472	DraftKings, Inc.(a)	829,031
	Computer and Electronic Product Manufacturing — 13.2%
30,188	Alphabet, Inc.	5,165,469
24,749	Alphabet, Inc. Class C	4,273,905
10,934	Arista Networks, Inc.(a)	4,225,335
76,324	Cisco Systems, Inc.	4,180,266
		17,844,975
	Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 0.7%
28,980	Pinterest, Inc.(a)	921,274
	Food Services and Drinking Places — 1.9%
16,118	DoorDash, Inc.(a)	2,525,691
	General Merchandise Retailers — 7.3%
45,144	Amazon.com, Inc.(a)	8,414,842
23,728	eBay, Inc.	1,364,597
		9,779,439
	Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) — 0.2%
14,378	Marathon Digital Holdings, Inc.(a)(b)	241,119
	Merchant Wholesalers, Durable Goods — 1.6%
42,519	Copart, Inc.(a)	2,188,453
	Motion Picture and Sound Recording Industries — 5.6%
10,059	Netflix, Inc.(a)	7,604,906
	Motor Vehicle and Parts Dealers — 1.0%
5,536	Carvana Co.(a)	1,369,108
	Professional, Scientific, and Technical Services — 14.9%
7,737	Atlassian Corp.(a)	1,458,734
7,061	Ciena Corp.(a)	448,444
6,789	GoDaddy, Inc.(a)	1,132,405
15,830	Juniper Networks, Inc.	615,787
16,272	Meta Platforms, Inc.	9,235,662
11,894	Nutanix, Inc.(a)	738,618
2,420	Paycom Software, Inc.	505,853

The accompanying notes are an integral part of these financial statements.

47

Direxion Daily Dow Jones Internet Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Professional, Scientific, and Technical Services — (Continued)
16,811	Snowflake, Inc.(a)	$1,930,239
4,010	VeriSign, Inc.(a)	709,128
10,104	Workday, Inc.(a)	2,362,820
12,395	Zoom Video Communications, Inc.(a)	926,402
		20,064,092
	Publishing Industries — 10.9%
7,554	Akamai Technologies, Inc.(a)	763,558
7,107	Box, Inc.(a)	225,718
12,408	Confluent, Inc.(a)	324,718
15,237	Datadog, Inc.(a)	1,911,329
9,798	DocuSign, Inc.(a)	679,785
11,302	Dropbox, Inc. Class A(a)	292,157
2,489	HubSpot, Inc.(a)	1,380,872
7,727	Okta, Inc.(a)	555,494
22,598	Salesforce, Inc.	6,584,379
6,495	Smartsheet, Inc.(a)	366,448
7,090	Veeva Systems, Inc.(a)	1,480,605
13,793	ZoomInfo Technologies, Inc.(a)	152,413
		14,717,476
	Telecommunications — 2.9%
49,291	PayPal Holdings, Inc.(a)	3,908,776
	TOTAL COMMON STOCKS (Cost $80,924,044)	$92,086,318
	SHORT TERM INVESTMENTS — 33.8%
	Money Market Funds — 33.8%
22,558,864	Dreyfus Government Cash Management Institutional Shares, 4.76%(c)(d)	$22,558,864
23,072,820	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(c)	23,072,820
	TOTAL SHORT TERM INVESTMENTS (Cost $45,631,684)	$45,631,684
	TOTAL INVESTMENTS (Cost $126,555,728) — 102.1%(e)	$137,718,002
	Liabilities in Excess of Other Assets — (2.1)%	(2,865,166)
	TOTAL NET ASSETS — 100.0%	$134,852,836

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $91,414,611.
The accompanying notes are an integral part of these financial statements.

48

Direxion Daily Dow Jones Internet Bull 3X Shares
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Dow Jones Internet Composite Index	5.6200% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	48,759	$44,325,687	$3,788,543
Total return of Dow Jones Internet Composite Index	5.6900% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	52,122	48,940,315	2,692,066
Total return of Dow Jones Internet Composite Index	5.5200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	104,314	89,936,937	12,289,757
Total return of Dow Jones Internet Composite Index	5.4700% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	106,290	97,134,343	8,086,388
					$ 280,337,282	$26,856,754

The accompanying notes are an integral part of these financial statements.

49

Direxion Daily Dow Jones Internet Bear 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 113.5%
	Money Market Funds — 113.5%
7,908,662	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$7,908,662
11,537,893	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	11,537,893
	TOTAL SHORT TERM INVESTMENTS (Cost $19,446,555)(b)	$19,446,555
	TOTAL INVESTMENTS (Cost $19,446,555) — 113.5%	$19,446,555
	Liabilities in Excess of Other Assets — (13.5)%	(2,319,445)
	TOTAL NET ASSETS — 100.0%	$17,127,110

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,214,964.
Short Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
5.4200% representing 1 month SOFR rate + spread	Total return of Dow Jones Internet Composite Index	Bank of America Merrill Lynch	12/11/2024	24,898	$23,866,888	$(854,828)
5.4300% representing 1 month SOFR rate + spread	Total return of Dow Jones Internet Composite Index	J.P. Morgan	12/16/2024	10,403	9,852,351	(411,106)
5.1200% representing 1 month SOFR rate + spread	Total return of Dow Jones Internet Composite Index	UBS Securities LLC	12/17/2024	6,938	6,113,804	(771,521)
5.1200% representing 1 month SOFR rate + spread	Total return of Dow Jones Internet Composite Index	Citibank N.A.	12/19/2024	8,980	8,649,969	(307,486)
					$ 48,483,012	$(2,344,941)

The accompanying notes are an integral part of these financial statements.

50

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 69.6%
	Administrative and Support Services — 7.0%
25,165	Ameriprise Financial, Inc.	$12,841,699
17,790	Corpay, Inc.(a)	5,865,719
9,750	FactSet Research System, Inc.	4,427,085
40,133	Moody’s Corp.	18,221,987
428,188	Visa, Inc. Class A	124,110,292
		165,466,782
	Chemical Manufacturing — 1.0%
147,142	IntercontinentalExchange, Inc.	22,935,024
	Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 1.2%
147,537	Fiserv, Inc.(a)	29,197,572
	Credit Intermediation and Related Activities — 26.7%
143,926	American Express Co.	38,871,534
1,730,012	Bank of America Corp.	72,349,102
189,114	Bank of New York Mellon Corp.	14,251,631
97,857	Capital One Financial Corp.	15,930,141
488,916	Citigroup, Inc.	31,373,740
114,876	Citizens Financial Group, Inc.	4,838,577
64,343	Discover Financial Services	9,550,431
139,800	Fidelity National Information Services, Inc.	12,544,254
173,441	Fifth Third Bancorp	7,575,903
65,206	Global Payments, Inc.	6,762,514
372,228	Huntington Bancshares, Inc.	5,803,034
729,120	JPMorgan Chase & Co.	161,806,310
237,843	KeyCorp	4,102,792
42,802	M&T Bank Corp.	8,332,693
211,438	MasterCard, Inc. Class A	105,632,310
51,669	Northern Trust Corp.	5,193,768
101,871	PNC Financial Services Group, Inc.	19,179,253
234,518	Regions Financial Corp.	5,597,945
76,527	State Street Corp.	7,101,706
101,279	Synchrony Financial	5,584,524
343,195	Truist Financial Corp.	14,774,545
399,905	U.S. Bancorp	19,319,411
872,216	Wells Fargo & Co.	56,624,263
		633,100,381
	Funds, Trusts, and Other Financial Vehicles — 0.3%
57,044	T. Rowe Price Group, Inc.	6,266,854
	Insurance Carriers and Related Activities — 19.2%
129,161	Aflac, Inc.	13,534,781
67,668	Allstate Corp.	12,621,435
165,005	American International Group, Inc.	12,520,580
95,978	Arch Capital Group Ltd. ADR(a)	9,459,592

The accompanying notes are an integral part of these financial statements.

51

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Insurance Carriers and Related Activities — (Continued)
56,149	Arthur J. Gallagher & Co.	$15,789,099
13,278	Assurant, Inc.	2,545,393
469,460	Berkshire Hathaway, Inc. Class B(a)	211,688,903
60,674	Brown & Brown, Inc.	6,348,927
96,241	Chubb Limited ADR (Switzerland)	27,182,308
40,042	Cincinnati Financial Corp.	5,639,115
6,413	Erie Indemnity Co. Class A	2,878,411
11,088	Everest Re Group Ltd. ADR	3,943,004
23,020	Globe Life, Inc.	2,430,912
75,094	Hartford Financial Services Group, Inc.	8,293,381
46,694	Loews Corp.	3,686,958
126,021	Marsh & McLennan Companies, Inc.	27,502,823
150,753	MetLife, Inc.	11,822,050
54,602	Principal Financial Group, Inc.	4,499,205
150,095	Progressive Corp.	36,447,569
91,489	Prudential Financial, Inc.	11,205,573
58,410	Travelers Companies, Inc.	14,365,355
77,039	W.R. Berkley Corp.	4,404,320
26,023	Willis Towers Watson PLC ADR (Ireland)	7,863,890
		456,673,584
	Management of Companies and Enterprises — 0.8%
55,673	Aon PLC ADR (United Kingdom)	20,424,754
	Professional, Scientific, and Technical Services — 0.1%
18,683	Jack Henry & Associates, Inc.	3,398,998
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 12.4%
35,682	Blackrock, Inc.	35,005,112
26,817	Cboe Global Markets, Inc.	5,727,307
382,849	Charles Schwab Corp.	27,117,195
92,280	CME Group, Inc.	20,796,221
79,080	Franklin Resources, Inc.	1,642,491
80,926	Goldman Sachs Group, Inc.	41,902,673
115,326	Invesco Ltd. ADR	1,999,753
172,842	KKR & Co., Inc.	23,893,678
9,672	MarketAxess Holdings, Inc.	2,799,270
319,245	Morgan Stanley	37,112,231
20,159	MSCI, Inc. Class A	11,514,821
106,052	NASDAQ OMX Group, Inc.	7,839,364
47,495	Raymond James Financial, Inc.	7,039,709
82,066	S&P Global, Inc.	39,421,224
184,548	The Blackstone Group, Inc.	30,957,927
		294,768,976

The accompanying notes are an integral part of these financial statements.

52

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Telecommunications — 0.9%
261,972	PayPal Holdings, Inc.(a)	$20,774,380
	TOTAL COMMON STOCKS (Cost $1,427,623,719)	$1,653,007,305
	SHORT TERM INVESTMENTS — 33.2%
	Money Market Funds — 33.2%
513,858,020	Dreyfus Government Cash Management Institutional Shares, 4.76%(b)	$513,858,020
195,684,677	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(b)	195,684,677
18,119,190	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(b)	18,119,190
60,253,520	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(b)	60,253,520
	TOTAL SHORT TERM INVESTMENTS (Cost $787,915,407)	$787,915,407
	TOTAL INVESTMENTS (Cost $2,215,539,126) — 102.8%(c)	$2,440,922,712
	Liabilities in Excess of Other Assets — (2.8)%	(66,812,515)
	TOTAL NET ASSETS — 100.0%	$2,374,110,197

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at October 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,809,006,246.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

53

Direxion Daily Financial Bull 3X Shares
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Financial Select Sector Index	5.7100% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	908,694	$447,790,713	$62,930,199
Total return of Financial Select Sector Index	5.5600% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	2,036,078	985,442,494	159,289,980
Total return of Financial Select Sector Index	5.6700% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	796,838	413,471,573	37,242,998
Total return of Financial Select Sector Index	5.6900% representing 1 month SOFR rate + spread	Societe Generale	12/16/2024	911,605	420,751,287	85,527,727
Total return of Financial Select Sector Index	5.7000% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	399,189	189,039,214	32,767,158
Total return of Financial Select Sector Index	5.6200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	1,217,651	568,522,040	106,208,274
Total return of Financial Select Sector Index	5.6200% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	1,419,869	701,563,733	95,934,642
Total return of Financial Select Sector Index	5.6200% representing 1 month SOFR rate + spread	Barclays	12/23/2024	1,850,491	953,148,017	91,026,702
					$4,679,729,071	$670,927,680

The accompanying notes are an integral part of these financial statements.

54

Direxion Daily Financial Bear 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 117.9%
	Money Market Funds — 117.9%
62,259,747	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$62,259,747
35,137,991	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(a)	35,137,991
53,825,429	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	53,825,429
	TOTAL SHORT TERM INVESTMENTS (Cost $151,223,167)(b)	151,223,167
	TOTAL INVESTMENTS (Cost $151,223,167) — 117.9%	$ 151,223,167
	Liabilities in Excess of Other Assets — (17.9)%	(22,906,981)
	TOTAL NET ASSETS — 100.0%	$128,316,186

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $99,288,466.
Short Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.3200% representing 1 month SOFR rate + spread	Total return of Financial Select Sector Index	Goldman Sachs	12/10/2024	33,808	$18,037,693	$(1,127,875)
5.4700% representing 1 month SOFR rate + spread	Total return of Financial Select Sector Index	Bank of America Merrill Lynch	12/11/2024	240,397	133,670,268	(3,444,667)
5.3500% representing 1 month SOFR rate + spread	Total return of Financial Select Sector Index	Societe Generale	12/16/2024	158,000	69,499,460	(18,599,958)
5.5300% representing 1 month SOFR rate + spread	Total return of Financial Select Sector Index	J.P. Morgan	12/16/2024	112,813	65,935,281	1,065,995
5.3200% representing 1 month SOFR rate + spread	Total return of Financial Select Sector Index	UBS Securities LLC	12/17/2024	126,467	69,183,087	(2,848,664)
					$ 356,325,789	$(24,955,169)

The accompanying notes are an integral part of these financial statements.

55

Direxion Daily Healthcare Bull 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 75.7%
	Ambulatory Health Care Services — 1.1%
998	DaVita, Inc.(a)	$139,530
1,817	Labcorp Holdings, Inc.	414,767
1,268	Molina Healthcare, Inc.(a)	407,307
2,409	Quest Diagnostics, Inc.	372,985
25,825	Viatris, Inc.	299,570
		1,634,159
	Chemical Manufacturing — 30.7%
38,220	AbbVie, Inc.	7,791,912
11,626	Amgen, Inc.	3,722,180
3,152	Biogen, Inc.(a)	548,448
3,410	Bio-Techne Corp.	251,488
43,869	Bristol-Myers Squibb Co.	2,446,574
3,916	Catalent, Inc.(a)	229,478
17,069	Eli Lilly & Co.	14,162,832
26,939	Gilead Sciences, Inc.	2,392,722
3,459	Incyte Corp.(a)	256,381
54,848	Merck & Co., Inc.	5,612,047
122,616	Pfizer, Inc.	3,470,033
2,296	Regeneron Pharmaceuticals, Inc.(a)	1,924,507
5,585	Vertex Pharmaceuticals, Inc.(a)	2,658,348
9,803	Zoetis, Inc.	1,752,580
		47,219,530
	Computer and Electronic Product Manufacturing — 7.0%
6,313	Agilent Technologies, Inc.	822,647
13,908	Danaher Corp.	3,416,639
9,882	GE HealthCare Technologies, Inc.	863,193
5,026	Hologic, Inc.(a)	406,453
2,670	PerkinElmer, Inc.	316,635
8,266	Thermo Fisher Scientific, Inc.	4,515,881
1,285	Waters Corp.(a)	415,196
		10,756,644
	Health and Personal Care Retailers — 1.0%
27,220	CVS Health Corp.	1,536,841
	Hospitals — 1.1%
4,021	HCA Healthcare, Inc.	1,442,494
1,287	Universal Health Services, Inc. Class B	262,947
		1,705,441
	Insurance Carriers and Related Activities — 10.8%
11,382	Centene Corp.(a)	708,643
6,049	Cigna Corp.	1,904,286
5,017	Elevance Health, Inc.	2,035,698
2,605	Humana, Inc.	671,647
19,981	UnitedHealth Group, Inc.	11,279,275
		16,599,549

The accompanying notes are an integral part of these financial statements.

56

Direxion Daily Healthcare Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Machinery Manufacturing — 0.4%
459	Mettler-Toledo International, Inc.(a)	$592,913
	Management of Companies and Enterprises — 2.8%
37,648	Abbott Laboratories	4,268,154
	Merchant Wholesalers, Durable Goods — 0.1%
2,742	Henry Schein, Inc.(a)	192,571
	Merchant Wholesalers, Nondurable Goods — 1.8%
5,277	Cardinal Health, Inc.	572,660
3,775	Cencora, Inc.	861,002
2,806	McKesson Corp.	1,404,656
		2,838,318
	Miscellaneous Manufacturing — 17.3%
1,519	Align Technology, Inc.(a)	311,441
11,039	Baxter International, Inc.	394,092
6,255	Becton, Dickinson & Co.	1,461,105
31,865	Boston Scientific Corp.(a)	2,677,297
8,671	DexCom, Inc.(a)	611,132
13,035	Edwards Lifesciences Corp.(a)	873,475
1,518	Insulet Corp.(a)	351,463
7,676	Intuitive Surgical, Inc.(a)	3,867,476
52,088	Johnson & Johnson	8,326,788
27,753	Medtronic PLC ADR (Ireland)	2,476,955
3,179	ResMed, Inc.	770,812
2,989	Solventum Corp.(a)	216,942
2,134	Steris PLC ADR (Ireland)	473,428
7,419	Stryker Corp.	2,643,241
1,019	Teleflex, Inc.	204,880
4,308	The Cooper Companys, Inc.(a)	450,961
4,406	Zimmer Biomet Holdings, Inc.	471,090
		26,582,578
	Plastics and Rubber Products Manufacturing — 0.3%
1,569	West Pharmaceutical Services, Inc.	483,142
	Professional, Scientific, and Technical Services — 1.3%
1,116	Charles River Laboratories International, Inc.(a)	199,295
1,781	IDEXX Laboratories, Inc.(a)	724,725
3,748	IQVIA Holdings, Inc.(a)	771,413
7,320	Moderna, Inc.(a)	397,915
		2,093,348
	TOTAL COMMON STOCKS (Cost $110,132,970)	$116,503,188

The accompanying notes are an integral part of these financial statements.

57

Direxion Daily Healthcare Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 20.9%
	Money Market Funds — 20.9%
5,980,575	Dreyfus Government Cash Management Institutional Shares, 4.76%(b)	$5,980,575
3,934	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(b)	3,934
26,190,443	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(b)	26,190,443
	TOTAL SHORT TERM INVESTMENTS (Cost $32,174,952)	$32,174,952
	TOTAL INVESTMENTS (Cost $142,307,922) — 96.6%(c)	$148,678,140
	Other Assets in Excess of Liabilities — 3.4%	5,218,011
	TOTAL NET ASSETS — 100.0%	$153,896,151

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at October 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $144,799,217.
ADR - American Depository Receipt
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Health Care Select Sector Index	5.7200% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	140,000	$188,435,800	$12,117,684
Total return of Health Care Select Sector Index	5.5700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	8,000	10,869,475	598,167
Total return of Health Care Select Sector Index	5.5700% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	10,423	15,625,591	(266,312)
Total return of Health Care Select Sector Index	5.5700% representing 1 month SOFR rate + spread	Barclays	12/23/2024	74,183	101,432,173	5,083,189
					$ 316,363,039	$17,532,728

The accompanying notes are an integral part of these financial statements.

58

Direxion Daily Homebuilders & Supplies Bull 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 57.9%
	Building Material and Garden Equipment and Supplies Dealers — 5.8%
34,750	Lowe’s Companies, Inc.	$9,098,592
35,001	MasterBrand, Inc.(a)	628,618
23,204	The Home Depot, Inc.	9,136,575
		18,863,785
	Construction of Buildings — 32.8%
15,232	Beazer Homes USA, Inc.(a)	468,536
14,967	Century Communities, Inc.	1,326,974
159,255	D.R. Horton, Inc.	26,914,095
14,982	Dream Finders Home, Inc.(a)(b)	447,213
16,662	Green Brick Partners , Inc.(a)	1,149,845
39,119	KB Home	3,070,842
6,071	Lennar Corp.(b)	973,303
131,177	Lennar Corp. Class A	22,339,443
11,222	LGI Homes, Inc.(a)	1,139,706
14,877	M/I Homes, Inc.(a)	2,255,205
19,717	Meritage Homes Corp.	3,572,720
1,670	NVR, Inc.(a)	15,285,193
112,630	PulteGroup, Inc.	14,588,964
56,576	Taylor Morrison Home Corp.(a)	3,875,456
55,712	Toll Brothers, Inc.	8,158,465
50,794	TRI Pointe Group, Inc.(a)	2,053,601
		107,619,561
	Furniture and Related Product Manufacturing — 0.1%
4,293	American Woodmark Corp.(a)	389,418
	Furniture, Home Furnishings, Electronics, and Appliance Retailers — 1.0%
14,726	Arhaus, Inc.(b)	124,877
6,229	Ethan Allen Interiors, Inc.	172,356
29,519	Floor & Decor Holdings, Inc. Class A(a)(b)	3,041,933
		3,339,166
	Machinery Manufacturing — 0.2%
39,112	Hayward Holdings, Inc.(a)	635,961
	Management of Companies and Enterprises — 0.5%
39,859	AZEK Company, Inc.(a)	1,753,796
	Merchant Wholesalers, Durable Goods — 5.4%
17,043	Beacon Roofing Supply, Inc.(a)	1,569,149
32,079	Builders FirstSource, Inc.(a)	5,498,340
34,187	Fortune Brands Innovations, Inc.	2,848,803
36,956	Leggett & Platt, Inc.	443,472
8,835	Lennox International, Inc.	5,323,706
14,433	Mohawk Industries, Inc.(a)	1,937,919
		17,621,389

The accompanying notes are an integral part of these financial statements.

59

Direxion Daily Homebuilders & Supplies Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Merchant Wholesalers, Nondurable Goods — 2.5%
23,135	The Sherwin Williams Co.	$8,300,144
	Nonmetallic Mineral Product Manufacturing — 2.2%
9,260	Eagle Materials, Inc.	2,643,360
23,950	Owens Corning	4,234,120
13,015	Quanex Building Products Corp.	378,216
		7,255,696
	Professional, Scientific, and Technical Services — 0.6%
11,615	Simpson Manufacturing Co., Inc.	2,088,261
	Specialty Trade Contractors — 2.6%
12,647	Installed Building Products, Inc.	2,743,134
16,272	TopBuild Corp.(a)	5,750,200
		8,493,334
	Wood Product Manufacturing — 4.2%
4,477	Cavco Industries, Inc.(a)	1,834,652
28,752	Champion Homes, Inc.(a)	2,536,789
23,289	JELD-WEN Holding, Inc.(a)	329,772
60,117	Masco Corp.	4,803,949
29,942	Trex Company, Inc.(a)	2,121,391
16,779	UFP Industries, Inc.	2,052,744
		13,679,297
	TOTAL COMMON STOCKS (Cost $181,949,713)	$190,039,808
	SHORT TERM INVESTMENTS — 43.1%
	Money Market Funds — 43.1%
65,056,535	Dreyfus Government Cash Management Institutional Shares, 4.76%(c)(d)	$65,056,535
4,218,396	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(c)	4,218,396
72,264,384	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(c)	72,264,384
	TOTAL SHORT TERM INVESTMENTS (Cost $141,539,315)	$141,539,315
	TOTAL INVESTMENTS (Cost $323,489,028) — 101.0%(e)	$331,579,123
	Liabilities in Excess of Other Assets — (1.0)%	(3,219,935)
	TOTAL NET ASSETS — 100.0%	$328,359,188

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $230,137,925.
The accompanying notes are an integral part of these financial statements.

60

Direxion Daily Homebuilders & Supplies Bull 3X Shares
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Dow Jones U.S. Select Home Construction Index	5.6100% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	4,116	$78,254,194	$6,167,601
Total return of Dow Jones U.S. Select Home Construction Index	5.3700% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	11,640	200,589,826	34,433,008
Total return of Dow Jones U.S. Select Home Construction Index	5.5200% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	6,388	112,485,466	17,351,979
Total return of Dow Jones U.S. Select Home Construction Index	5.3700% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	10,864	198,527,465	23,976,476
Total return of Dow Jones U.S. Select Home Construction Index	5.6200% representing 1 month SOFR rate + spread	Barclays	12/23/2024	4,935	101,123,587	1,515,212
					$ 690,980,538	$83,444,276

The accompanying notes are an integral part of these financial statements.

61

Direxion Daily Industrials Bull 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 73.6%
	Administrative and Support Services — 7.8%
577	Allegion PLC ADR (Ireland)	$80,567
830	Amentum Holdings, Inc.(a)	24,684
2,702	Automatic Data Processing, Inc.	781,526
773	Broadridge Financial Solutions, Inc.	162,995
820	Equifax, Inc.	217,316
1,861	Rollins, Inc.	87,728
13,922	Uber Technologies, Inc.(a)	1,003,080
2,420	Waste Management, Inc.	522,357
		2,880,253
	Air Transportation — 1.4%
4,249	Delta Air Lines, Inc.	243,128
3,970	Southwest Airlines Co.	121,403
2,179	United Continental Holdings, Inc.(a)	170,528
		535,059
	Apparel Manufacturing — 1.3%
2,270	Cintas Corp.	467,189
	Building Material and Garden Equipment and Supplies Dealers — 0.3%
349	Snap-on, Inc.	115,215
	Computer and Electronic Product Manufacturing — 7.3%
1,534	AMETEK, Inc.	281,244
2,322	Fortive Corp.	165,860
1,257	L3Harris Technologies, Inc.	311,070
911	Northrop Grumman Corp.	463,717
2,654	Otis Worldwide Corp.	260,623
8,815	RTX Corp.	1,066,527
1,637	Veralto Corp.	167,285
		2,716,326
	Couriers and Messengers — 2.9%
1,493	FedEx Corp.	408,858
4,854	United Parcel Service, Inc. Class B	650,727
		1,059,585
	Electrical Equipment, Appliance, and Component Manufacturing — 2.5%
795	A.O. Smith Corp.	59,704
476	Axon Enterprise, Inc.(a)	201,586
3,795	Emerson Electric Co.	410,885
399	Generac Holdings, Inc.(a)	66,054
752	Rockwell Automation, Inc.	200,566
		938,795
	Fabricated Metal Product Manufacturing — 0.5%
1,097	Pentair PLC ADR (Ireland)	108,734
1,020	Stanley Black & Decker, Inc.	94,799
		203,533

The accompanying notes are an integral part of these financial statements.

62

Direxion Daily Industrials Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Machinery Manufacturing — 15.1%
5,564	Carrier Global Corp.	$404,614
3,213	Caterpillar, Inc.	1,208,731
908	Cummins, Inc.	298,714
1,698	Deere & Co.	687,164
7,185	General Electric Co.	1,234,239
502	IDEX Corp.	107,749
2,674	Ingersoll Rand, Inc.	256,704
361	Nordson Corp.	89,488
852	Parker Hannifin Corp.	540,228
1,495	Trane Technologies PLC ADR (Ireland)	553,389
1,610	Xylem, Inc.	196,066
		5,577,086
	Merchant Wholesalers, Durable Goods — 4.3%
772	Builders FirstSource, Inc.(a)	132,321
5,803	Copart, Inc.(a)	298,680
3,795	Fastenal Co.(b)	296,693
356	Hubbell, Inc.	152,023
260	Huntington Ingalls Industries, Inc.	48,089
4,427	Johnson Controls International PLC ADR (Ireland)	334,460
294	W.W. Grainger, Inc.	326,114
		1,588,380
	Merchant Wholesalers, Nondurable Goods — 1.3%
1,790	Illinois Tool Works, Inc.	467,423
	Miscellaneous Manufacturing — 2.0%
3,640	3M Co.	467,631
911	Dover Corp.	172,479
1,242	Textron, Inc.	99,882
		739,992
	National Security and International Affairs — 0.4%
893	Leidos Holdings, Inc.	163,562
	Primary Metal Manufacturing — 0.7%
2,705	Howmet Aerospace, Inc.	269,742
	Professional, Scientific, and Technical Services — 4.4%
2,638	Eaton Corporation PLC ADR (Ireland)	874,708
830	Jacobs Solutions, Inc.	116,681
2,124	Paychex, Inc.	295,937
322	Paycom Software, Inc.	67,308
944	Verisk Analytics, Inc. Class A	259,336
		1,613,970
	Publishing Industries — 0.2%
1,048	Dayforce, Inc.(a)	74,355

The accompanying notes are an integral part of these financial statements.

63

Direxion Daily Industrials Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Rail Transportation — 3.7%
12,847	CSX Corp.	$432,173
4,037	Union Pacific Corp.	936,867
		1,369,040
	Rental and Leasing Services — 1.0%
441	United Rentals, Inc.	358,445
	Specialty Trade Contractors — 0.8%
976	Quanta Services, Inc.	294,391
	Support Activities for Transportation — 1.8%
777	C.H. Robinson Worldwide, Inc.	80,062
935	Expeditors International of Washington, Inc.	111,265
534	J.B. Hunt Transport Services, Inc.	96,451
1,498	Norfolk Southern Corp.	375,144
		662,922
	Transportation Equipment Manufacturing — 10.6%
4,842	Boeing Co.(a)	722,959
1,709	General Dynamics Corp.	498,361
4,315	Honeywell International, Inc.	887,509
1,406	Lockheed Martin Corp.	767,746
3,474	Paccar, Inc.	362,269
372	TransDigm Group, Inc.	484,456
1,161	Wabtec Corp.	218,245
		3,941,545
	Truck Transportation — 0.7%
1,250	Old Dominion Freight Line, Inc.	251,650
	Utilities — 1.5%
1,821	GE Vernova, Inc.(a)	549,323
	Waste Management and Remediation Services — 0.7%
1,353	Republic Services, Inc.	267,894
	Wood Product Manufacturing — 0.4%
1,446	Masco Corp.	115,551
	TOTAL COMMON STOCKS (Cost $25,015,401)	$27,221,226
	SHORT TERM INVESTMENTS — 29.7%
	Money Market Funds — 29.7%
6,574,250	Dreyfus Government Cash Management Institutional Shares, 4.76%(c)	$6,574,250
1,140,292	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(c)	1,140,292

The accompanying notes are an integral part of these financial statements.

64

Direxion Daily Industrials Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	SHORT TERM INVESTMENTS — (Continued)
	Money Market Funds — (Continued)
3,293,258	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(c)	$3,293,258
	TOTAL SHORT TERM INVESTMENTS (Cost $11,007,800)	$11,007,800
	TOTAL INVESTMENTS (Cost $36,023,201) — 103.3%(d)	$38,229,026
	Liabilities in Excess of Other Assets — (3.3)%	(1,219,062)
	TOTAL NET ASSETS — 100.0%	$37,009,964

Percentages are stated as a percent of net assets.The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2024.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $28,685,523.
ADR - American Depository Receipt
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Industrials Select Sector Index	5.7000% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	13,641	$16,379,095	$1,647,565
Total return of Industrials Select Sector Index	5.5700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	2,157	2,895,640	(13,505)
Total return of Industrials Select Sector Index	5.4700% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	14,410	17,195,532	1,839,977
Total return of Industrials Select Sector Index	5.5700% representing 1 month SOFR rate + spread	Barclays	12/23/2024	31,971	35,982,612	5,772,879
					$ 72,452,879	$9,246,916

The accompanying notes are an integral part of these financial statements.

65

Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 73.7%
	Administrative and Support Services — 2.5%
13,639	Royalty Pharma PLC ADR (United Kingdom)	$368,253
	Ambulatory Health Care Services — 5.6%
4,037	Axsome Therapeutics, Inc.(a)	359,414
27,891	Fulcrum Therapeutics, Inc.(a)	88,136
32,424	Viatris, Inc.	376,118
		823,668
	Chemical Manufacturing — 51.2%
4,924	Amphastar Pharmaceuticals, Inc.(a)	248,810
2,872	ANI Pharmaceuticals, Inc.(a)	164,408
7,694	Bristol-Myers Squibb Co.	429,094
10,761	Cassava Sciences, Inc.(a)(b)	277,687
6,342	Catalent, Inc.(a)	371,641
5,363	Collegium Pharmaceutical, Inc.(a)	183,093
9,920	Corcept Therapeutics, Inc.(a)	485,782
11,411	Edgewise Therapeutics, Inc.(a)	383,067
26,125	Elanco Animal Health, Inc.(a)	330,220
409	Eli Lilly & Co.	339,364
2,820	Enliven Therapeutics, Inc.(a)(b)	78,537
4,837	Evolus, Inc.(a)	78,940
4,046	Harmony Biosciences Holdings, Inc.(a)(b)	129,998
5,575	Innoviva, Inc.(a)(b)	109,047
5,015	Intra-Cellular Therapies, Inc.(a)	425,021
3,475	Jazz Pharmaceuticals PLC ADR (Ireland)(a)	382,354
1,681	Ligand Pharmaceuticals, Inc.(a)	177,682
3,263	Merck & Co., Inc.	333,870
15,881	Ocular Therapeutix, Inc.(a)	167,227
18,467	Organon & Co.	346,810
12,793	Pacira BioSciences, Inc.(a)(b)	212,364
13,622	Perrigo Co. PLC ADR (Ireland)	349,132
12,916	Pfizer, Inc.	365,523
5,845	Phathom Pharmaceuticals, Inc.(a)(b)	100,242
7,386	Pliant Therapeutics, Inc.(a)	103,921
3,303	Prestige Consumer Healthcare, Inc.(a)	243,596
6,523	Supernus Pharmaceuticals, Inc.(a)	222,239
8,550	Wave Life Sciences Ltd. ADR(a)	117,221
16,469	Xeris Biopharma Holdings, Inc.(a)	53,030
1,979	Zoetis, Inc.	353,806
		7,563,726
	Merchant Wholesalers, Nondurable Goods — 2.9%
16,236	Amneal Pharmaceuticals, Inc.(a)	137,519
6,593	Tarsus Pharmaceuticals, Inc.(a)	293,323
		430,842

The accompanying notes are an integral part of these financial statements.

66

Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Miscellaneous Manufacturing — 3.2%
9,862	EyePoint Pharmaceuticals, Inc.(a)	$115,977
2,285	Johnson & Johnson	365,280
		481,257
	Professional, Scientific, and Technical Services — 7.3%
11,112	Arvinas, Inc.(a)	293,690
2,990	Harrow, Inc.(a)	134,729
9,756	Liquidia Corp.(a)	105,853
7,562	Longboard Pharmaceuticals, Inc.(a)	451,603
7,541	Neumora Therapeutics, Inc.(a)	86,344
		1,072,219
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.3%
22,964	Nuvation Bio, Inc.(a)	50,750
	Support Activities for Mining — 0.7%
16,077	Mind Medicine MindMed, Inc. ADR(a)	101,285
	TOTAL COMMON STOCKS (Cost $10,089,750)	$10,892,000
	SHORT TERM INVESTMENTS — 30.3%
	Money Market Funds — 30.3%
2,047,586	Dreyfus Government Cash Management Institutional Shares, 4.76%(c)(d)	$2,047,586
1,360,595	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(c)	1,360,595
1,063,801	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(c)	1,063,801
	TOTAL SHORT TERM INVESTMENTS (Cost $4,471,982)	$4,471,982
	TOTAL INVESTMENTS (Cost $14,561,732) — 104.0%(e)	$15,363,982
	Liabilities in Excess of Other Assets — (4.0)%	(591,747)
	TOTAL NET ASSETS — 100.0%	$14,772,235

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,033,732.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

67

Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Pharmaceuticals Select Industry Index	5.5700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	3,129	$14,353,235	$1,684,564
Total return of S&P Pharmaceuticals Select Industry Index	5.4700% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	1,943	9,148,851	857,021
Total return of S&P Pharmaceuticals Select Industry Index	5.4700% representing 1 month SOFR rate + spread	Barclays	12/23/2024	1,254	6,767,391	(159,862)
					$ 30,269,477	$2,381,723

The accompanying notes are an integral part of these financial statements.

68

Direxion Daily Real Estate Bull 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 61.5%
	Accommodation — 0.7%
37,931	Host Hotels & Resorts, Inc.	$653,931
	Administrative and Support Services — 2.0%
15,841	Iron Mountain, Inc.	1,960,007
	Professional, Scientific, and Technical Services — 1.9%
11,440	Extra Space Storage, Inc.	1,868,152
	Real Estate — 49.0%
8,410	Alexandria Real Estate Equities, Inc.	938,136
25,223	American Tower Corp.	5,386,119
7,667	AvalonBay Communities, Inc.	1,699,084
7,845	BXP, Inc.	631,993
5,757	Camden Property Trust	666,603
16,264	CBRE Group, Inc. Class A(a)	2,130,096
23,470	Crown Castle, Inc.	2,522,790
16,622	Digital Realty Trust, Inc.	2,962,539
18,419	Equity Residential	1,296,145
3,468	Essex Property Trust, Inc.	984,427
4,068	Federal Realty Investment Trust	450,897
38,006	Healthpeak Properties, Inc.	853,235
30,762	Invitation Homes, Inc.	966,234
36,400	Kimco Realty Corp.	863,408
6,314	Mid-America Apartment Communities, Inc.	955,561
49,994	Prologis, Inc.	5,646,322
8,507	Public Storage	2,799,313
47,026	Realty Income Corp.	2,791,934
8,822	Regency Centers Corp.	630,244
16,547	Simon Property Group, Inc.	2,798,429
16,208	UDR, Inc.	683,816
22,315	Ventas, Inc.	1,461,409
56,545	VICI Properties, Inc.	1,795,869
31,247	Welltower, Inc.	4,214,595
39,275	Weyerhaeuser Co.	1,223,809
		47,353,007
	Telecommunications — 6.2%
5,130	Equinix, Inc.	4,658,451
5,807	SBA Communications Corp.	1,332,532
		5,990,983
	Web Search Portals, Libraries, Archives, and Other Information Services — 1.7%
22,127	CoStar Group, Inc.(a)	1,610,624
	TOTAL COMMON STOCKS (Cost $55,150,588)	$59,436,704

The accompanying notes are an integral part of these financial statements.

69

Direxion Daily Real Estate Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 29.6%
	Money Market Funds — 29.6%
10,944,807	Dreyfus Government Cash Management Institutional Shares, 4.76%(b)	$10,944,807
17,680,758	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(b)	17,680,758
	TOTAL SHORT TERM INVESTMENTS (Cost $28,625,565)	$28,625,565
	TOTAL INVESTMENTS (Cost $83,776,153) — 91.1%(c)	$88,062,269
	Other Assets in Excess of Liabilities — 8.9%	8,557,719
	TOTAL NET ASSETS — 100.0%	$96,619,988

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at October 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $70,122,090.
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Real Estate Select Sector Index	5.0500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	500,448	$92,332,640	$13,009,984
Total return of Real Estate Select Sector Index	5.1800% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	145,458	29,440,049	1,067,501
Total return of Real Estate Select Sector Index	5.7700% representing 1 month SOFR rate + spread	J.P. Morgan	1/13/2025	441,169	82,812,178	9,431,763
					$ 204,584,867	$23,509,248

The accompanying notes are an integral part of these financial statements.

70

Direxion Daily Real Estate Bear 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 115.3%
	Money Market Funds — 115.3%
28,602,113	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$28,602,113
47,903,184	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	47,903,184
	TOTAL SHORT TERM INVESTMENTS (Cost $76,505,297)(b)	$76,505,297
	TOTAL INVESTMENTS (Cost $76,505,297) — 115.3%	$76,505,297
	Liabilities in Excess of Other Assets — (15.3)%	(10,147,804)
	TOTAL NET ASSETS — 100.0%	$66,357,493

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $51,468,760.
Short Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
4.8500% representing 1 month SOFR rate + spread	Total return of Real Estate Select Sector Index	Bank of America Merrill Lynch	12/11/2024	97,834	$18,995,259	$(1,427,788)
4.8700% representing 1 month SOFR rate + spread	Total return of Real Estate Select Sector Index	UBS Securities LLC	12/17/2024	170,444	36,872,349	794,892
5.5700% representing 1 month SOFR rate + spread	Total return of Real Estate Select Sector Index	J.P. Morgan	1/13/2025	670,913	130,733,692	(9,444,592)
					$ 186,601,300	$(10,077,488)

The accompanying notes are an integral part of these financial statements.

71

Direxion Daily Regional Banks Bull 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 69.8%
	Credit Intermediation and Related Activities — 63.2%
13,348	1st Source Corp.	$790,602
25,296	Amalgamated Financial Corp.	838,942
22,471	Amerant Bancorp, Inc.	479,082
56,473	Ameris Bancorp	3,500,761
235,176	Associated Banc-Corp.	5,583,078
77,274	Atlantic Union Bankshares Corp.	2,920,957
107,369	Axos Financial, Inc.(a)	7,271,029
11,913	BancFirst Corp.	1,295,062
57,963	Bank of Hawaii Corp.	4,186,667
280,731	Bank OZK	12,281,981
121,212	BankUnited, Inc.	4,283,632
32,390	Banner Corp.	2,074,256
50,622	Berkshire Hills Bancorp, Inc.	1,378,437
26,035	BOK Financial Corp.	2,765,698
93,767	Brookline Bancorp, Inc.	1,054,879
233,554	Cadence Bank	7,807,710
8,002	Camden National Corp.	335,684
135,552	Capitol Federal Financial, Inc.	873,633
59,622	Cathay General Bancorp	2,741,420
582,365	Citizens Financial Group, Inc.	24,529,214
9,026	City Holding Co.	1,052,432
8,754	Coastal Financial Corp.(a)	551,414
360,576	Columbia Banking System, Inc.	10,280,022
93,788	Commerce Bancshares, Inc.	5,861,750
45,900	Community Bank System, Inc.	2,806,326
8,229	Community Trust Bancorp, Inc.	426,262
25,520	ConnectOne Bancorp, Inc.	618,605
84,230	Customers Bancorp, Inc.(a)	3,885,530
143,329	CVB Financial Corp.	2,784,882
32,405	Dime Community Bancshares, Inc.	974,418
51,705	Eagle Bancorp, Inc.	1,355,188
119,113	East West Bancorp, Inc.	11,612,326
176,488	Eastern Bankshares, Inc.	2,882,049
20,878	Enterprise Financial Services Corp.	1,100,688
413,801	F.N.B. Corp.	6,000,114
22,527	FB Financial Corp.	1,108,328
26,579	First Bancorp	1,108,344
195,895	First BanCorp ADR	3,776,856
38,408	First Bancshares, Inc.	1,285,516
31,812	First Busey Corp.	773,350
89,575	First Commonwealth Financial Corp.	1,472,613
67,045	First Financial Bancorp	1,715,011
111,612	First Financial Bankshares, Inc.	4,033,658
7,666	First Financial Corp.	329,331
103,832	First Hawaiian, Inc.	2,568,804
1,133,482	First Horizon National Corp.	19,643,243

The accompanying notes are an integral part of these financial statements.

72

Direxion Daily Regional Banks Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Credit Intermediation and Related Activities — (Continued)
41,227	First Merchants Corp.	$1,527,460
882,156	Flagstar Financial, Inc.(b)	8,927,419
29,679	Flushing Financial Corp.	465,218
241,398	Fulton Financial Corp.	4,371,718
4,549	Great Southern Bancorp, Inc.	257,883
91,646	Hancock Whitney Corp.	4,772,924
34,553	Hanmi Financial Corp. Class A	790,227
19,562	HarborOne Bancorp, Inc.	232,201
38,001	Heartland Financial USA, Inc.	2,261,059
73,201	Heritage Commerce Corp.	710,782
32,187	Heritage Financial Corp.	739,979
57,458	Hilltop Holdings, Inc.	1,759,938
120,254	Hope Bancorp, Inc.	1,489,947
22,208	Horizon Bancorp, Inc.	355,772
1,623,598	Huntington Bancshares, Inc.	25,311,893
43,057	Independent Bank Corp. (Massachusetts)	2,708,285
18,997	Independent Bank Corp. (Michigan)	622,722
38,533	Independent Bank Group, Inc.	2,248,786
39,787	International Bancshares Corp.	2,437,352
78,850	Kearny Financial Corp.	551,161
19,451	Lakeland Financial Corp.	1,265,677
27,206	Live Oak Bancshares, Inc.(b)	1,080,350
138,246	M&T Bank Corp.	26,913,731
10,901	Mercantile Bank Corp.	467,217
28,587	Meta Financial Group, Inc.	2,022,816
14,607	Midland States Bancorp, Inc.	362,400
30,387	NBT Bancorp, Inc.	1,351,614
6,807	Nicolet Bankshares, Inc.	692,204
59,345	Northfield Bancorp, Inc.	698,491
54,512	OceanFirst Financial Corp.	992,118
39,720	OFG Bancorp ADR	1,599,524
323,316	Old National Bancorp	6,227,066
43,504	Old Second Bancorp, Inc.	714,336
17,295	Origin Bancorp, Inc.	542,890
89,785	Pacific Premier Bancorp, Inc.	2,290,415
8,685	Park National Corp.	1,500,594
16,823	Peapack-Gladstone Financial Corp.	540,691
21,563	Peoples Bancorp, Inc.	663,709
75,731	Pinnacle Financial Partners, Inc.	7,985,834
68,534	Popular, Inc. ADR	6,115,289
12,753	Preferred Bank	1,075,971
33,121	Premier Financial Corp.	816,764
94,476	Prosperity Bancshares, Inc.	6,915,643
150,277	Provident Financial Services, Inc.	2,807,174
1,062,693	Regions Financial Corp.	25,366,482

The accompanying notes are an integral part of these financial statements.

73

Direxion Daily Regional Banks Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Credit Intermediation and Related Activities — (Continued)
70,417	Renasant Corp.	$2,401,924
22,013	S&T Bancorp, Inc.	836,054
48,221	Sandy Spring Bancorp, Inc.	1,622,154
77,804	Seacoast Banking Corp. of Florida	2,077,367
83,058	Simmons First National Corp.	1,926,946
18,202	Southside Bancshares, Inc.	589,745
26,176	Stellar Bancorp, Inc.	712,511
244,156	Synovus Financial Corp.	12,176,060
59,079	Texas Capital Bancshares, Inc.(a)	4,546,129
46,185	TFS Financial Corp.	593,477
101,818	The Bancorp, Inc.(a)(b)	5,117,373
2,128	The Hingham Institution for Savings(b)	539,491
9,886	Tompkins Financial Corp.	638,042
40,355	Towne Bank	1,312,345
18,634	TriCo Bancshares	796,231
25,408	Triumph Financial, Inc.(a)	2,245,305
558,008	Truist Financial Corp.	24,022,244
13,600	TrustCo Bank Corp. NY	448,528
50,943	Trustmark Corp.	1,768,741
65,509	UMB Financial Corp.	7,188,303
88,315	United Bankshares, Inc.	3,327,709
86,802	United Community Banks, Inc.	2,470,385
15,567	Univest Financial Corp.	433,230
869,666	Valley National Bancorp	8,235,737
73,187	WaFd, Inc.	2,486,894
15,936	Washington Trust Bancorp, Inc.	543,896
239,611	Webster Financial Corp.	12,411,850
39,572	WesBanco, Inc.	1,244,539
19,524	Westamerica Bancorp	1,005,876
149,897	Western Alliance Bancorp	12,472,929
64,458	Wintrust Financial Corp.	7,470,038
44,365	WSFS Financial Corp.	2,181,427
308,049	Zions Bancorp	16,037,031
		482,432,021
	Management of Companies and Enterprises — 6.4%
345,343	Banc of California, Inc.	5,304,468
25,758	Byline Bancorp, Inc.	693,148
27,999	Central Pacific Financial Corp.	754,293
13,731	Columbia Financial, Inc.(a)	234,525
79,820	Cullen/Frost Bankers, Inc.	10,165,077
107,995	First Foundation, Inc.	726,806
104,042	First Interstate BancSystem, Inc.	3,204,494
89,577	Glacier Bancorp, Inc.	4,671,441
152,584	Home Bancshares, Inc.	4,164,017
14,365	Metropolitan Bank Holding Corp.(a)	768,528

The accompanying notes are an integral part of these financial statements.

74

Direxion Daily Regional Banks Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Management of Companies and Enterprises — (Continued)
44,396	National Bank Holdings Corp.	$1,996,044
45,213	NB Bancorp, Inc.(a)	854,074
113,473	Northwest Bancshares, Inc.	1,508,056
30,391	ServisFirst Bancshares, Inc.	2,526,708
89,232	South State Corp.	8,702,797
12,415	Stock Yards Bancorp, Inc.	800,519
56,166	Veritex Holdings, Inc.	1,516,482
		48,591,477
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.2%
44,795	CrossFirst Bankshares, Inc.(a)	703,282
11,679	QCR Holdings, Inc.	923,809
		1,627,091
	TOTAL COMMON STOCKS (Cost $476,173,448)	$532,650,589
	SHORT TERM INVESTMENTS — 33.7%
	Money Market Funds — 33.7%
107,428,701	Dreyfus Government Cash Management Institutional Shares, 4.76%(c)(d)	$107,428,701
16,824,129	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(c)	16,824,129
25,270,405	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(c)	25,270,405
107,284,059	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(c)	107,284,059
	TOTAL SHORT TERM INVESTMENTS (Cost $256,807,294)	$256,807,294
	TOTAL INVESTMENTS (Cost $732,980,742) — 103.5%(e)	$789,457,883
	Liabilities in Excess of Other Assets — (3.5)%	(26,543,851)
	TOTAL NET ASSETS — 100.0%	$762,914,032

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $569,870,333.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

75

Direxion Daily Regional Banks Bull 3X Shares
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Regional Banks Select Industry Index	5.3700% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	200,000	$297,592,979	$67,111,171
Total return of S&P Regional Banks Select Industry Index	5.6700% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	98,061	166,752,764	14,271,941
Total return of S&P Regional Banks Select Industry Index	5.6200% representing 1 month SOFR rate + spread	Societe Generale	12/16/2024	65,000	112,017,324	6,054,534
Total return of S&P Regional Banks Select Industry Index	5.6200% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	100,000	160,500,740	22,327,065
Total return of S&P Regional Banks Select Industry Index	5.6200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	126,661	189,396,772	42,944,387
Total return of S&P Regional Banks Select Industry Index	5.5700% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	181,895	266,726,809	67,284,560
Total return of S&P Regional Banks Select Industry Index	5.6200% representing 1 month SOFR rate + spread	Barclays	12/23/2024	175,984	262,526,193	60,571,136
					$ 1,455,513,581	$280,564,794

The accompanying notes are an integral part of these financial statements.

76

Direxion Daily Retail Bull 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 75.2%
	Administrative and Support Services — 1.0%
17,151	Revolve Group, Inc.(a)(b)	$425,688
	Building Material and Garden Equipment and Supplies Dealers — 1.0%
1,494	Tractor Supply Co.	396,672
	Clothing, Clothing Accessories, Shoe, and Jewelry Retailers — 17.6%
2,973	Abercrombie & Fitch Co. Class A(a)	391,812
7,165	Academy Sports & Outdoors, Inc.	364,412
21,375	American Eagle Outfitters, Inc.	418,736
15,537	Bath & Body Works, Inc.	440,940
2,735	Boot Barn Holdings, Inc.(a)	340,644
13,296	Caleres, Inc.	396,886
15,693	Foot Locker, Inc.(a)	363,921
19,932	Gap, Inc.	413,988
5,921	Genesco, Inc.(a)	151,696
21,038	Guess?, Inc.	357,436
18,875	Nordstrom, Inc.	426,764
2,724	Ross Stores, Inc.	380,597
8,912	Shoe Carnival, Inc.(b)	305,414
4,638	Signet Jewelers Ltd. ADR(b)	425,212
9,613	The Buckle, Inc.	409,129
3,529	TJX Companies, Inc.	398,883
11,734	Urban Outfitters, Inc.(a)	421,837
17,975	Victoria’s Secret & Co.(a)	543,923
10,622	Zumiez, Inc.(a)	218,813
		7,171,043
	Food and Beverage Retailers — 5.4%
22,181	Albertsons Companies, Inc. Class A	401,476
25,717	Grocery Outlet Holding Corp.(a)	367,753
3,814	Ingles Markets, Inc.	243,562
7,562	Kroger Co.	421,733
4,140	Sprouts Farmers Market, Inc.(a)	531,700
3,513	Weis Markets, Inc.	220,933
		2,187,157
	Food Services and Drinking Places — 1.1%
1,108	Casey’s General Stores, Inc.	436,574
	Furniture, Home Furnishings, Electronics, and Appliance Retailers — 2.1%
4,294	Best Buy Co., Inc.	388,306
20,473	GameStop Corp. Class A(a)	454,091
		842,397
	General Merchandise Retailers — 16.1%
2,266	Amazon.com, Inc.(a)	422,382
5,189	BJ’s Wholesale Club Holdings, Inc.(a)	439,664
1,524	Burlington Stores, Inc.(a)	377,601
461	Costco Wholesale Corp.	402,997

The accompanying notes are an integral part of these financial statements.

77

Direxion Daily Retail Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	General Merchandise Retailers — (Continued)
1,209	Dillard’s, Inc. Class A(b)	$449,168
4,988	Dollar General Corp.	399,239
6,065	Dollar Tree, Inc.(a)	392,042
6,665	eBay, Inc.	383,304
7,598	Etsy, Inc.(a)	390,841
4,380	Five Below, Inc.(a)	415,180
21,441	Kohl’s Corp.(b)	396,230
28,185	Macy’s, Inc.	432,358
4,710	PriceSmart, Inc.	391,307
2,794	Target Corp.	419,212
5,246	Walmart, Inc.	429,910
1,164	Winmark Corp.	434,044
		6,575,479
	Health and Personal Care Retailers — 4.3%
32,673	Sally Beauty Holdings, Inc.(a)	424,749
1,118	Ulta Beauty, Inc.(a)	412,520
45,903	Walgreens Boots Alliance, Inc.(b)	434,242
28,859	Warby Parker, Inc.(a)	488,583
		1,760,094
	Merchant Wholesalers, Durable Goods — 0.3%
3,341	America’s Car-Mart, Inc.(a)(b)	130,433
	Miscellaneous Manufacturing — 1.0%
38,859	National Vision Holdings, Inc.(a)	404,134
	Motor Vehicle and Parts Dealers — 14.0%
10,205	Advance Auto Parts, Inc.(b)	364,216
1,907	Asbury Automotive Group, Inc.(a)	434,491
2,533	AutoNation, Inc.(a)	393,806
135	AutoZone, Inc.(a)	406,215
5,367	CarMax, Inc.(a)	388,463
2,979	Carvana Co.(a)	736,737
70,832	EVgo, Inc.(a)	555,323
1,160	Group 1 Automotive, Inc.	422,611
11,143	MarineMax, Inc.(a)	324,596
794	Murphy USA, Inc.	387,829
376	O’Reilly Automotive, Inc.(a)	433,581
2,778	Penske Automotive Group, Inc.	418,283
7,555	Sonic Automotive, Inc.	428,595
		5,694,746
	Printing and Related Support Activities — 0.2%
14,634	Arko Corp.	97,316
	Professional, Scientific, and Technical Services — 0.5%
20,397	Groupon, Inc.(a)(b)	209,273

The accompanying notes are an integral part of these financial statements.

78

Direxion Daily Retail Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Rental and Leasing Services — 1.0%
13,669	Upbound Group, Inc.	$399,681
	Repair and Maintenance — 1.0%
10,363	Valvoline, Inc.(a)	417,422
	Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers — 7.4%
7,387	Build-A-Bear Workshop, Inc.	281,371
18,137	Camping World Holdings, Inc.	363,828
13,221	Chewy, Inc.(a)	356,570
1,949	Dick’s Sporting Goods, Inc.	381,517
129,735	Leslie’s, Inc.(a)	348,987
16,330	Monro Muffler Brake, Inc.	447,605
4,308	Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	395,604
14,390	The ODP Corp.(a)	446,522
		3,022,004
	Truck Transportation — 1.2%
1,512	Lithia Motors, Inc. Class A	502,543
	TOTAL COMMON STOCKS (Cost $30,449,865)	$30,672,656
	SHORT TERM INVESTMENTS — 28.3%
	Money Market Funds — 28.3%
3,650,545	Dreyfus Government Cash Management Institutional Shares, 4.76%(c)(d)	$3,650,545
80,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(c)	80,000
7,793,389	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(c)	7,793,389
	TOTAL SHORT TERM INVESTMENTS (Cost $11,523,934)	$11,523,934
	TOTAL INVESTMENTS (Cost $41,973,799) — 103.5%(e)	$42,196,590
	Liabilities in Excess of Other Assets — (3.5)%	(1,431,333)
	TOTAL NET ASSETS — 100.0%	$40,765,257

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $31,401,779.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

79

Direxion Daily Retail Bull 3X Shares
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Retail Select Industry® Index	5.4200% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	5,168	$36,754,919	$2,780,218
Total return of S&P Retail Select Industry® Index	5.4700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	348	2,515,168	105,220
Total return of S&P Retail Select Industry® Index	5.4200% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	5,991	47,130,591	(312,351)
Total return of S&P Retail Select Industry® Index	5.4700% representing 1 month SOFR rate + spread	Barclays	12/23/2024	53	415,143	(5,588)
					$ 86,815,821	$2,567,499

The accompanying notes are an integral part of these financial statements.

80

Direxion Daily S&P 500® High Beta Bull 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 78.9%
	Accommodation — 1.4%
2,436	Airbnb, Inc. Class A(a)	$328,348
6,419	MGM Resorts International(a)	236,669
		565,017
	Administrative and Support Services — 3.1%
64	Booking Holdings, Inc.	299,280
890	Equifax, Inc.	235,868
1,720	Royal Caribbean Cruises Ltd. ADR (Liberia)	354,922
4,268	Uber Technologies, Inc.(a)	307,509
		1,197,579
	Air Transportation — 1.1%
5,528	United Continental Holdings, Inc.(a)	432,621
	Apparel Manufacturing — 0.7%
1,665	Deckers Outdoor Corp.(a)	267,882
	Broadcasting and Content Providers — 0.6%
28,527	Warner Bros Discovery, Inc.(a)	231,924
	Chemical Manufacturing — 1.1%
4,752	Albemarle Corp.(b)	450,157
	Clothing, Clothing Accessories, Shoe, and Jewelry Retailers — 0.7%
929	Lululemon Athletica, Inc.(a)	276,749
	Computer and Electronic Product Manufacturing — 23.9%
3,504	Advanced Micro Devices, Inc.(a)	504,821
1,525	Alphabet, Inc. Class C	263,352
3,736	Amphenol Corp. Class A	250,387
1,283	Analog Devices, Inc.	286,250
1,127	Arista Networks, Inc.(a)	435,518
2,935	Broadcom, Inc.	498,275
3,467	Enphase Energy, Inc.(a)	287,900
1,359	First Solar, Inc.(a)	264,298
12,717	Intel Corp.	273,670
2,719	Jabil Circuit, Inc.	334,682
1,911	Keysight Technologies, Inc.(a)	284,758
5,194	Lam Research Corp.	386,174
4,541	Microchip Technology, Inc.	333,173
3,893	Micron Technology, Inc.	387,938
611	Monolithic Power Systems, Inc.	463,932
4,546	NVIDIA Corp.	603,527
1,406	NXP Semiconductors NV ADR (Netherlands)	329,707
5,502	ON Semiconductor Corp.(a)	387,836
845	Palto Alto Networks, Inc.(a)	304,479
2,691	Qorvo, Inc.(a)	191,761
2,091	Qualcomm, Inc.	340,352
2,904	Skyworks Solutions, Inc.	254,332

The accompanying notes are an integral part of these financial statements.

81

Direxion Daily S&P 500® High Beta Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Computer and Electronic Product Manufacturing — (Continued)
14,446	Super Micro Computer, Inc.(a)	$420,523
3,553	Teradyne, Inc.	377,364
1,188	Texas Instruments, Inc.	241,354
5,245	Western Digital Corp.(a)	342,551
788	Zebra Technologies Corp. Class A(a)	300,992
		9,349,906
	Construction of Buildings — 1.9%
1,391	D.R. Horton, Inc.	235,079
1,418	Lennar Corp. Class A	241,485
2,094	PulteGroup, Inc.	271,236
		747,800
	Credit Intermediation and Related Activities — 0.7%
15,415	KeyCorp	265,909
	Electrical Equipment, Appliance, and Component Manufacturing — 1.7%
2,354	Generac Holdings, Inc.(a)	389,705
968	Rockwell Automation, Inc.	258,175
		647,880
	Food Manufacturing — 0.8%
3,945	Lamb Weston Holdings, Inc.	306,487
	Funds, Trusts, and Other Financial Vehicles — 0.6%
2,183	T. Rowe Price Group, Inc.	239,824
	General Merchandise Retailers — 0.8%
1,657	Amazon.com, Inc.(a)	308,865
	Machinery Manufacturing — 3.1%
2,098	Applied Materials, Inc.	380,955
4,081	Carrier Global Corp.	296,770
1,397	General Electric Co.	239,977
453	Parker Hannifin Corp.	287,234
		1,204,936
	Management of Companies and Enterprises — 1.3%
19,618	Norwegian Cruise Line Holdings Ltd. ADR(a)	497,120
	Merchant Wholesalers, Durable Goods — 3.9%
2,454	Builders FirstSource, Inc.(a)	420,616
4,400	Copart, Inc.(a)	226,468
708	Hubbell, Inc.	302,337
540	KLA-Tencor Corp.	359,764
1,732	Mohawk Industries, Inc.(a)	232,556
		1,541,741

The accompanying notes are an integral part of these financial statements.

82

Direxion Daily S&P 500® High Beta Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Mining (except Oil and Gas) — 1.3%
6,003	Freeport-McMoRan Copper & Gold, Inc.	$270,255
400	Martin Marietta Materials, Inc.	236,936
		507,191
	Miscellaneous Manufacturing — 2.9%
1,496	Align Technology, Inc.(a)	306,725
1,257	Insulet Corp.(a)	291,033
531	Intuitive Surgical, Inc.(a)	267,539
1,050	ResMed, Inc.	254,594
		1,119,891
	Motor Vehicle and Parts Dealers — 0.6%
3,233	CarMax, Inc.(a)	234,005
	Performing Arts, Spectator Sports, and Related Industries — 1.0%
10,296	Caesars Entertainment, Inc.(a)	412,355
	Professional, Scientific, and Technical Services — 5.6%
1,257	Charles River Laboratories International, Inc.(a)	224,475
948	Eaton Corporation PLC ADR (Ireland)	314,338
1,049	EPAM Systems, Inc.(a)	197,894
519	IDEXX Laboratories, Inc.(a)	211,191
979	IQVIA Holdings, Inc.(a)	201,498
673	Meta Platforms, Inc.	381,981
1,998	Oracle Corp.	335,344
345	ServiceNow, Inc.(a)	321,882
		2,188,603
	Publishing Industries — 7.9%
485	Adobe, Inc.(a)	231,869
788	Ansys, Inc.(a)	252,483
1,102	Autodesk, Inc.(a)	312,748
1,252	Cadence Design Systems, Inc.(a)	345,702
1,492	CrowdStrike Holdings, Inc.(a)	442,930
4,846	Dayforce, Inc.(a)	343,824
138	Fair Isaac Corp.(a)	275,049
421	Intuit, Inc.	256,936
1,068	Salesforce, Inc.	311,183
652	Synopsys, Inc.(a)	334,874
		3,107,598
	Real Estate — 1.5%
2,211	Alexandria Real Estate Equities, Inc.	246,637
4,052	BXP, Inc.	326,429
		573,066
	Rental and Leasing Services — 1.0%
474	United Rentals, Inc.	385,267

The accompanying notes are an integral part of these financial statements.

83

Direxion Daily S&P 500® High Beta Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 2.4%
14,497	Invesco Ltd. ADR	$251,378
2,486	KKR & Co., Inc.	343,664
2,161	The Blackstone Group, Inc.	362,508
		957,550
	Specialty Trade Contractors — 0.9%
1,146	Quanta Services, Inc.	345,668
	Telecommunications — 0.8%
4,003	PayPal Holdings, Inc.(a)	317,438
	Transportation Equipment Manufacturing — 1.8%
3,431	Aptiv PLC ADR (United Kingdom)(a)	194,984
1,983	Tesla, Inc.(a)	495,452
		690,436
	Utilities — 2.6%
14,003	AES Corp.	230,909
1,433	Constellation Energy Corp.	376,822
3,250	Vistra Corp.	406,120
		1,013,851
	Water Transportation — 1.2%
21,549	Carnival Corp. ADR (Panama)(a)	474,078
	TOTAL COMMON STOCKS (Cost $30,430,171)	$30,859,394
	SHORT TERM INVESTMENTS — 28.4%
	Money Market Funds — 28.4%
4,270,229	Dreyfus Government Cash Management Institutional Shares, 4.76%(c)	$4,270,229
940,345	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(c)	940,345
5,906,870	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(c)	5,906,870
	TOTAL SHORT TERM INVESTMENTS (Cost $11,117,444)	$11,117,444
	TOTAL INVESTMENTS (Cost $41,547,615) — 107.3%(d)	$41,976,838
	Liabilities in Excess of Other Assets — (7.3)%	(2,871,223)
	TOTAL NET ASSETS — 100.0%	$39,105,615

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2024.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $28,449,457.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

84

Direxion Daily S&P 500® High Beta Bull 3X Shares
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® High Beta Index	5.7000% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	335	$6,167,796	$506,728
Total return of S&P 500® High Beta Index	5.4700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	928	17,907,617	531,547
Total return of S&P 500® High Beta Index	5.3900% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	2,228	42,685,205	1,066,862
Total return of S&P 500® High Beta Index	5.4900% representing 1 month SOFR rate + spread	Barclays	12/23/2024	742	14,268,514	620,189
					$ 81,029,132	$2,725,326

The accompanying notes are an integral part of these financial statements.

85

Direxion Daily S&P 500® High Beta Bear 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 111.6%
	Money Market Funds — 111.6%
18,410,979	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$ 18,410,979
211,045	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(a)	211,045
14,683,655	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	14,683,655
	TOTAL SHORT TERM INVESTMENTS (Cost $33,305,679)(b)	$33,305,679
	TOTAL INVESTMENTS (Cost $33,305,679) — 111.6%	$ 33,305,679
	Liabilities in Excess of Other Assets — (11.6)%	(3,464,362)
	TOTAL NET ASSETS — 100.0%	$29,841,317

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $21,444,465.
Short Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.0200% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	Bank of America Merrill Lynch	12/11/2024	1,296	$23,168,190	$(2,426,812)
5.4800% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	J.P. Morgan	12/16/2024	1,094	23,132,208	833,964
5.0900% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	UBS Securities LLC	12/17/2024	1,666	32,763,616	(740,182)
5.2500% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	Barclays	12/23/2024	327	6,694,124	45,918
					$ 85,758,138	$(2,287,112)

The accompanying notes are an integral part of these financial statements.

86

Direxion Daily S&P Biotech Bull 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 70.3%
	Administrative and Support Services — 0.1%
97,891	Tango Therapeutics, Inc.(a)	$532,038
	Ambulatory Health Care Services — 2.7%
77,278	ARS Pharmaceuticals, Inc.(a)	1,137,532
64,881	CareDx, Inc.(a)	1,435,817
39,089	Keros Therapeutics, Inc.(a)	2,268,726
127,265	Natera, Inc.(a)	15,393,974
85,981	Veracyte, Inc.(a)	2,900,999
33,352	Y-mAbs Therapeutics, Inc.(a)(b)	483,937
		23,620,985
	Apparel Manufacturing — 0.1%
308,569	Sana Biotechnology, Inc.(a)	1,079,991
	Chemical Manufacturing — 52.5%
121,116	89bio, Inc.(a)	942,282
82,901	AbbVie, Inc.	16,901,027
271,685	Acadia Pharmaceuticals Inc.(a)	3,963,884
371,725	ADMA Biologics, Inc.(a)	6,062,835
85,097	Agios Pharmaceuticals, Inc.(a)	3,780,860
242,891	Alkermes PLC ADR (Ireland)(a)	6,242,299
60,691	Alnylam Pharmaceuticals, Inc.(a)	16,179,614
148,124	Altimmune, Inc.(a)(b)	998,356
48,434	Amgen, Inc.	15,506,629
387,239	Amicus Therapeutics, Inc.(a)	4,422,269
151,428	Applied Therapeutics, Inc.(a)	1,338,624
109,363	Arbutus Biopharma Corp. ADR (Canada)(a)(b)	420,501
53,001	Arcellx, Inc.(a)	4,466,394
62,010	Arcturus Therapeutics Holdings, Inc.(a)	1,099,437
80,052	Arcus Biosciences, Inc.(a)	1,224,796
263,205	Arcutis Biotherapeutics, Inc.(a)	2,187,234
169,272	Arrowhead Pharmaceuticals, Inc.(a)(b)	3,255,101
50,757	Astria Therapeutics, Inc.(a)	567,463
108,816	Avid Bioservices, Inc.(a)(b)	1,083,807
189,559	Avidity Biosciences, Inc.(a)	8,010,763
177,889	Beam Therapeutics, Inc.(a)(b)	3,897,548
352,786	BioCryst Pharmaceuticals, Inc.(a)	2,825,816
82,296	Biogen, Inc.(a)	14,319,504
130,786	Biohaven Ltd. ADR(a)	6,507,911
189,635	BioMarin Pharmaceutical, Inc.(a)	12,495,050
111,270	Blueprint Medicines Corp.(a)	9,737,238
231,362	BridgeBio Pharma, Inc.(a)	5,416,184
116,465	Catalyst Pharmaceuticals, Inc.(a)	2,538,937
86,513	Celldex Therapeutics, Inc.(a)	2,254,529
108,094	Cogent Biosciences, Inc.(a)(b)	1,242,000
32,364	Corbus Pharmaceuticals Holdings, Inc.(a)	516,529

The accompanying notes are an integral part of these financial statements.

87

Direxion Daily S&P Biotech Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Chemical Manufacturing — (Continued)
92,657	Crinetics Pharmaceuticals, Inc.(a)	$5,185,086
111,892	Denali Therapeutics, Inc.(a)	2,904,716
29,140	Dianthus Therapeutics, Inc.(a)(b)	811,840
136,937	Emergent BioSolutions Inc.(a)	1,240,649
245,648	Exact Sciences Corp.(a)(b)	16,932,517
1,353,964	Geron Corp.(a)	5,564,792
194,420	Gilead Sciences, Inc.	17,268,384
176,488	Halozyme Therapeutics, Inc.(a)	8,924,998
234,851	Humacyte, Inc.(a)(b)	1,185,998
433,292	ImmunityBio, Inc.(a)(b)	2,257,451
82,804	Immunome, Inc.(a)(b)	949,762
253,302	Incyte Corp.(a)	18,774,744
215,642	Insmed, Inc.(a)	14,508,394
242,976	Intellia Therapeutics, Inc.(a)(b)	3,455,119
188,983	Ionis Pharmaceuticals, Inc.(a)	7,255,057
377,153	Ironwood Pharmaceuticals, Inc.(a)	1,489,754
47,386	iTeos Therapeutics, Inc.(a)	400,412
62,461	Janux Therapeutics, Inc.(a)	3,372,269
41,671	KalVista Pharmaceuticals, Inc.(a)(b)	427,961
43,585	Krystal Biotech, Inc.(a)(b)	7,519,720
42,432	Madrigal Pharmaceuticals, Inc.(a)(b)	11,004,315
299,104	MannKind Corp.(a)	2,114,665
81,254	Mirum Pharmaceuticals, Inc.(a)	3,125,029
105,017	Myriad Genetics, Inc.(a)	2,306,173
131,695	Neurocrine Biosciences, Inc.(a)	15,838,958
356,975	Novavax, Inc.(a)(b)	3,430,530
86,024	Olema Pharmaceuticals, Inc.(a)	991,857
61,407	ORIC Pharmaceuticals, Inc.(a)(b)	575,998
59,168	Prothena Corp. PLC ADR (Ireland)(a)	1,005,856
96,282	PTC Therapeutics, Inc.(a)	3,843,577
13,962	Regeneron Pharmaceuticals, Inc.(a)	11,702,948
72,872	REGENXBIO, Inc.(a)	625,970
96,234	Replimune Group, Inc.(a)	1,131,712
61,399	Rhythm Pharmaceuticals, Inc.(a)	2,930,574
122,393	Rocket Pharmaceuticals, Inc.(a)	2,037,843
624,121	Roivant Sciences Ltd. ADR (Ireland)(a)(b)	7,208,598
141,781	Sage Therapeutics, Inc.(a)	862,028
129,163	Sarepta Therapeutics, Inc.(a)	16,274,538
159,854	Savara, Inc.(a)	581,069
109,983	Scholar Rock Holding Corp.(a)(b)	3,127,917
53,849	Soleno Therapeutics, Inc.(a)	2,964,926
131,305	SpringWorks Therapeutics, Inc.(a)	3,956,220
67,113	Spyre Therapeutics, Inc.(a)(b)	2,183,186
78,714	Stoke Therapeutics, Inc.(a)	972,905
102,989	Summit Therapeutics, Inc.(a)(b)	1,914,566

The accompanying notes are an integral part of these financial statements.

88

Direxion Daily S&P Biotech Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Chemical Manufacturing — (Continued)
163,085	Syndax Pharmaceuticals, Inc.(a)	$3,075,783
323,720	TG Therapeutics, Inc.(a)(b)	8,112,423
87,257	Travere Therapeutics, Inc.(a)(b)	1,526,998
132,260	Twist Bioscience Corp.(a)	5,338,014
93,560	Ultragenyx Pharmaceutical, Inc.(a)	4,770,624
47,474	United Therapeutics Corp.(a)	17,753,852
75,059	Vera Therapeutics, Inc.(a)	3,030,882
51,074	Vericel Corp.(a)	2,249,299
33,170	Vertex Pharmaceuticals, Inc.(a)	15,788,257
241,270	Viking Therapeutics, Inc.(a)(b)	17,501,726
86,194	Viridian Therapeutics, Inc.(a)	1,859,205
61,110	Xencor, Inc.(a)	1,283,921
		465,837,986
	Hospitals — 0.4%
40,738	Nuvalent, Inc.(a)	3,604,906
	Merchant Wholesalers, Durable Goods — 0.5%
156,848	Dyne Therapeutics, Inc.(a)	4,526,633
	Merchant Wholesalers, Nondurable Goods — 1.2%
85,954	Akero Therapeutics, Inc.(a)	2,649,962
136,778	C4 Therapeutics, Inc.(a)(b)	729,026
33,619	Praxis Precision Medicines, Inc.(a)	2,352,994
85,457	Protagonist Therapeutics, Inc.(a)	3,917,349
171,176	Relay Therapeutics, Inc.(a)	964,577
		10,613,908
	Miscellaneous Manufacturing — 0.3%
105,752	MiMedx Group, Inc.(a)	724,401
758,113	Ocugen, Inc.(a)(b)	690,641
96,164	Perspective Therapeutics, Inc.(a)	1,135,697
		2,550,739
	Professional, Scientific, and Technical Services — 11.1%
85,903	4D Molecular Therapeutics, Inc.(a)	688,083
69,173	Alector, Inc.(a)	340,331
301,356	Allogene Therapeutics, Inc.(a)	769,965
36,795	AnaptysBio, Inc.(a)	795,876
132,723	Anavex Life Sciences Corp.(a)(b)	878,626
168,128	Annexon, Inc.(a)	1,230,697
194,104	Apellis Pharmaceuticals, Inc.(a)	5,291,275
51,883	Apogee Therapeutics, Inc.(a)(b)	2,699,991
565,216	Ardelyx, Inc.(a)(b)	3,317,818
9,067	ArriVent Biopharma, Inc.(a)	266,026
26,291	CARGO Therapeutics, Inc.(a)(b)	512,675
53,804	Celcuity, Inc.(a)	833,962
74,729	CG Oncology, Inc.(a)(b)	2,655,121

The accompanying notes are an integral part of these financial statements.

89

Direxion Daily S&P Biotech Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Professional, Scientific, and Technical Services — (Continued)
203,564	Crispr Therapeutics AG ADR (Switzerland)(a)(b)	$9,443,334
109,028	Cullinan Therapeutics, Inc.(a)	1,695,385
203,581	Cytokinetics, Inc.(a)	10,382,631
129,722	Day One Biopharmaceuticals, Inc.(a)	1,909,508
249,454	Dynavax Technologies Corp.(a)	2,956,030
220,750	Erasca, Inc.(a)	571,743
210,312	Exelixis, Inc.(a)	6,982,358
203,879	Fate Therapeutics, Inc.(a)	483,193
119,820	IDEAYA Biosciences, Inc.(a)	3,372,933
87,225	Kura Oncology, Inc.(a)	1,458,402
62,230	Kymera Therapeutics, Inc.(a)(b)	2,873,159
235,790	Moderna, Inc.(a)	12,817,544
88,989	Nurix Therapeutics, Inc.(a)	2,187,350
642,551	Recursion Pharmaceuticals, Inc.(a)(b)	4,060,922
159,586	Revolution Medicines, Inc.(a)	8,537,851
61,321	Vaxcyte, Inc.(a)	6,521,488
200,579	Verve Therapeutics, Inc.(a)	1,149,318
165,303	Vir Biotechnology, Inc.(a)	1,238,120
		98,921,715
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.7%
34,922	Disc Medicine, Inc.(a)	1,565,204
144,855	Immunovant, Inc.(a)	4,238,457
620,131	Scilex Holding Co.(a)(b)	595,512
		6,399,173
	Support Activities for Transportation — 0.7%
620,847	Iovance Biotherapeutics, Inc.(a)(b)	6,481,643
	TOTAL COMMON STOCKS (Cost $647,777,869)	$624,169,717
	SHORT TERM INVESTMENTS — 33.9%
	Money Market Funds — 33.9%
206,432,030	Dreyfus Government Cash Management Institutional Shares, 4.76%(c)(d)	$206,432,030
28,956,019	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(c)	28,956,019
65,286,617	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(c)	65,286,617
	TOTAL SHORT TERM INVESTMENTS (Cost $300,674,666)	$300,674,666
	TOTAL INVESTMENTS (Cost $948,452,535) — 104.2%(e)	$924,844,383
	Liabilities in Excess of Other Assets — (4.2)%	(37,417,004)
	TOTAL NET ASSETS — 100.0%	$887,427,379

The accompanying notes are an integral part of these financial statements.

90

Direxion Daily S&P Biotech Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)
Percentages are stated as a percent of net assets
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $731,852,291.
ADR - American Depository Receipt
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Biotechnology Select Industry Index	5.3200% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	61,129	$381,717,857	$62,907,365
Total return of S&P Biotechnology Select Industry Index	5.3700% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	40,149	284,183,844	11,717,429
Total return of S&P Biotechnology Select Industry Index	5.5200% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	40,000	247,193,200	42,593,508
Total return of S&P Biotechnology Select Industry Index	5.3100% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	31,608	219,751,252	14,298,638
Total return of S&P Biotechnology Select Industry Index	5.5100% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	38,324	258,976,686	19,884,659
Total return of S&P Biotechnology Select Industry Index	5.5100% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	39,738	264,027,034	25,032,730
Total return of S&P Biotechnology Select Industry Index	5.7700% representing 1 month SOFR rate + spread	Barclays	12/23/2024	18,603	119,848,153	13,493,450
					$ 1,775,698,026	$189,927,779

The accompanying notes are an integral part of these financial statements.

91

Direxion Daily S&P Biotech Bear 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 107.8%
	Money Market Funds — 107.8%
35,150,100	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$ 35,150,100
2,710,308	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(a)	2,710,308
12,520,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(a)	12,520,000
33,543,747	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	33,543,747
	TOTAL SHORT TERM INVESTMENTS (Cost $83,924,155)(b)	$83,924,155
	TOTAL INVESTMENTS (Cost $83,924,155) — 107.8%	$ 83,924,155
	Liabilities in Excess of Other Assets — (7.8)%	(6,088,422)
	TOTAL NET ASSETS — 100.0%	$77,835,733

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $52,873,950.
Short Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.1200% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Goldman Sachs	12/10/2024	1,692	$12,924,142	$385,915
5.3200% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Bank of America Merrill Lynch	12/11/2024	6,692	48,866,429	(2,813)
5.0500% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	J.P. Morgan	12/16/2024	5,137	40,774,178	2,182,160
5.0700% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	UBS Securities LLC	12/17/2024	3,531	26,177,168	300,330
5.2200% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Citibank N.A.	12/19/2024	6,893	51,005,860	(507,978)
5.3500% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Barclays	12/23/2024	6,936	54,232,204	2,299,529
					$ 233,979,981	$4,657,143

The accompanying notes are an integral part of these financial statements.

92

Direxion Daily Semiconductor Bull 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 70.2%
	Computer and Electronic Product Manufacturing — 57.6%
3,970,321	Advanced Micro Devices, Inc.(a)	$572,004,147
1,255,482	Analog Devices, Inc.	280,110,589
4,791,530	ASE Technology Holding Co., Ltd. ADR (Taiwan)	45,807,027
3,621,955	Broadcom, Inc.	614,899,300
13,380,378	Intel Corp.	287,945,735
3,591,081	Lam Research Corp.	266,996,872
1,010,815	Lattice Semiconductor Corp.(a)	51,207,888
3,589,865	Microchip Technology, Inc.	263,388,395
3,064,710	Micron Technology, Inc.	305,398,352
495,784	MKS Instruments, Inc.	49,246,225
315,510	Monolithic Power Systems, Inc.	239,566,743
4,941,060	NVIDIA Corp.	655,975,126
1,150,227	NXP Semiconductors NV ADR (Netherlands)	269,728,232
3,161,111	ON Semiconductor Corp.(a)	222,826,714
697,907	Qorvo, Inc.(a)	49,732,853
2,627,991	Qualcomm, Inc.	427,758,095
1,180,637	Skyworks Solutions, Inc.	103,400,188
1,971,858	STMicroelectronics NV ADR (Netherlands)	53,516,226
1,578,987	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	300,860,183
1,188,447	Teradyne, Inc.	126,224,956
2,148,810	Texas Instruments, Inc.	436,552,240
5,470,260	United Microelectronics Corp. ADR (Taiwan)	37,416,578
324,241	Universal Display Corp.	58,467,137
		5,719,029,801
	Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 0.7%
363,601	Onto Innovation, Inc.(a)	72,112,986
	Machinery Manufacturing — 4.8%
1,494,786	Applied Materials, Inc.	271,423,242
299,744	ASML Holding NV ADR (Netherlands)	201,592,827
		473,016,069
	Management of Companies and Enterprises — 0.4%
273,857	ARM Holdings PLC ADR (United Kingdom)(a)(b)	38,695,994
	Merchant Wholesalers, Durable Goods — 3.6%
1,114,240	Entegris, Inc.	116,672,070
360,229	KLA-Tencor Corp.	239,995,367
		356,667,437
	Professional, Scientific, and Technical Services — 3.1%
3,868,076	Marvell Technology, Inc.	309,871,568
	TOTAL COMMON STOCKS (Cost $6,695,761,760)	$6,969,393,855

The accompanying notes are an integral part of these financial statements.

93

Direxion Daily Semiconductor Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 30.9%
	Money Market Funds — 30.9%
809,732,145	Dreyfus Government Cash Management Institutional Shares, 4.76%(c)(d)	$809,732,145
1,542,870,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(c)	1,542,870,000
618	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(c)	618
86,354,392	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(c)	86,354,392
632,000,000	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 4.68%(c)	632,000,000
	TOTAL SHORT TERM INVESTMENTS (Cost $3,070,957,155)	$3,070,957,155
	TOTAL INVESTMENTS (Cost $9,766,718,915) — 101.1%(e)	$10,040,351,010
	Liabilities in Excess of Other Assets — (1.1)%	(113,333,294)
	TOTAL NET ASSETS — 100.0%	$9,927,017,716

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,013,236,471.
ADR - American Depository Receipt
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of ICE Semiconductor Index	5.8100% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	751,605	$795,302,984	$29,779,300
Total return of ICE Semiconductor Index	5.7000% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	3,510,566	3,664,064,748	126,253,681
Total return of ICE Semiconductor Index	5.7700% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	4,644,308	5,213,327,388	(152,782,126)
Total return of ICE Semiconductor Index	5.5500% representing 1 month SOFR rate + spread	Societe Generale	12/16/2024	100,000	96,411,001	10,859,179
Total return of ICE Semiconductor Index	5.8200% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	980,363	1,004,234,576	59,917,520
Total return of ICE Semiconductor Index	5.7000% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	2,339,378	2,514,557,872	55,588,104
Total return of ICE Semiconductor Index	5.7700% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	3,883,732	4,140,919,703	133,452,017
Total return of ICE Semiconductor Index	5.7400% representing 1 month SOFR rate + spread	Barclays	12/23/2024	4,265,206	4,700,961,813	(38,446,007)
					$22,129,780,085	$224,621,668

The accompanying notes are an integral part of these financial statements.

94

Direxion Daily Semiconductor Bear 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 95.9%
	Money Market Funds — 95.9%
391,041,955	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$ 391,041,955
119,326,276	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(a)	119,326,276
83,049,840	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(a)	83,049,840
228,902,966	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	228,902,966
	TOTAL SHORT TERM INVESTMENTS (Cost $822,321,037)(b)	$822,321,037
	TOTAL INVESTMENTS (Cost $822,321,037) — 95.9%	$ 822,321,037
	Other Assets in Excess of Liabilities — 4.1%	35,488,111
	TOTAL NET ASSETS — 100.0%	$857,809,148

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $513,928,413.
Short Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
4.9700% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	BNP Paribas	12/4/2024	106,372	$139,005,817	$22,559,634
5.3500% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Goldman Sachs	12/10/2024	368,438	430,443,192	21,072,805
5.5700% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Bank of America Merrill Lynch	12/11/2024	490,114	579,760,183	38,578,465
5.3500% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Societe Generale	12/16/2024	200,000	192,822,000	(22,063,296)
5.5700% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	J.P. Morgan	12/16/2024	32,587	34,871,868	(270,631)
5.3200% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	UBS Securities LLC	12/17/2024	431,692	512,400,766	33,619,770
5.4600% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Citibank N.A.	12/19/2024	326,751	376,979,867	17,062,128
5.4700% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Barclays	12/23/2024	353,774	406,893,118	15,048,355
					$ 2,673,176,811	$125,607,230

The accompanying notes are an integral part of these financial statements.

95

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 69.5%
	Administrative and Support Services — 0.3%
18,542	Gartner, Inc.(a)	$9,317,355
	Computer and Electronic Product Manufacturing — 41.8%
389,433	Advanced Micro Devices, Inc.(a)	56,105,612
289,773	Amphenol Corp. Class A	19,420,587
119,396	Analog Devices, Inc.	26,638,442
1,403,228	Apple, Inc.	317,003,238
61,985	Arista Networks, Inc.(a)	23,953,483
566,554	Broadcom, Inc.	96,183,873
969,399	Cisco Systems, Inc.	53,093,983
69,217	Dell Technologies, Inc.	8,557,298
32,586	Enphase Energy, Inc.(a)	2,705,941
25,757	First Solar, Inc.(a)	5,009,221
152,760	Fortinet, Inc.(a)	12,016,102
235,457	HP, Inc.	8,363,433
1,026,706	Intel Corp.	22,094,713
221,641	International Business Machines Corp.	45,817,628
27,298	Jabil Circuit, Inc.	3,360,111
41,996	Keysight Technologies, Inc.(a)	6,257,824
313,709	Lam Research Corp.	23,324,264
129,090	Microchip Technology, Inc.	9,471,333
266,806	Micron Technology, Inc.	26,587,218
11,732	Monolithic Power Systems, Inc.	8,908,108
40,143	Motorola Solutions, Inc.	18,038,257
49,465	NetApp, Inc.	5,703,809
2,270,394	NVIDIA Corp.	301,417,507
61,292	NXP Semiconductors NV ADR (Netherlands)	14,372,974
103,069	ON Semiconductor Corp.(a)	7,265,334
77,914	Palto Alto Networks, Inc.(a)	28,074,752
22,828	Qorvo, Inc.(a)	1,626,723
268,043	Qualcomm, Inc.	43,629,359
25,795	Roper Technologies, Inc.	13,870,745
50,525	Seagate Technology Holdings PLC ADR (Ireland)	5,071,194
38,429	Skyworks Solutions, Inc.	3,365,612
121,183	Super Micro Computer, Inc.(a)(b)	3,527,637
11,259	Teledyne Technologies, Inc.(a)	5,126,448
39,264	Teradyne, Inc.	4,170,229
219,696	Texas Instruments, Inc.	44,633,439
58,757	Trimble, Inc.(a)	3,554,799
78,566	Western Digital Corp.(a)	5,131,145
12,410	Zebra Technologies Corp. Class A(a)	4,740,248
		1,288,192,623
	Machinery Manufacturing — 1.2%
199,223	Applied Materials, Inc.	36,174,912

The accompanying notes are an integral part of these financial statements.

96

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Merchant Wholesalers, Durable Goods — 1.0%
32,344	KLA-Tencor Corp.	$21,548,543
73,129	TE Connectivity PLC ADR (Ireland)	10,780,677
		32,329,220
	Nonmetallic Mineral Product Manufacturing — 0.3%
185,307	Corning, Inc.	8,818,760
	Professional, Scientific, and Technical Services — 7.2%
150,716	Accenture PLC Class A ADR (Ireland)	51,969,891
32,144	CDW Corp.	6,050,465
119,262	Cognizant Technology Solutions Corp. Class A	8,895,753
13,700	EPAM Systems, Inc.(a)	2,584,505
14,024	F5 Networks, Inc.(a)	3,279,933
33,918	GoDaddy, Inc.(a)	5,657,522
79,200	Juniper Networks, Inc.	3,080,880
384,597	Oracle Corp.	64,550,761
484,549	Palantir Technologies, Inc.(a)	20,137,857
28,904	PTC, Inc.(a)	5,356,778
49,563	ServiceNow, Inc.(a)	46,241,783
20,195	VeriSign, Inc.(a)	3,571,284
		221,377,412
	Publishing Industries — 17.7%
106,688	Adobe, Inc.(a)	51,005,399
36,459	Akamai Technologies, Inc.(a)	3,685,276
21,027	Ansys, Inc.(a)	6,737,261
51,842	Autodesk, Inc.(a)	14,712,760
65,885	Cadence Design Systems, Inc.(a)	18,192,166
55,554	CrowdStrike Holdings, Inc.(a)	16,492,316
5,900	Fair Isaac Corp.(a)	11,759,349
130,332	Gen Digital, Inc.	3,793,964
312,721	Hewlett Packard Enterprise Co.	6,094,932
67,264	Intuit, Inc.	41,051,219
686,013	Microsoft Corp.	278,761,383
233,157	Salesforce, Inc.	67,934,955
36,865	Synopsys, Inc.(a)	18,934,233
10,270	Tyler Technologies, Inc.(a)	6,219,409
		545,374,622
	TOTAL COMMON STOCKS (Cost $1,933,959,056)	$2,141,584,904
	SHORT TERM INVESTMENTS — 32.4%
	Money Market Funds — 32.4%
488,279,019	Dreyfus Government Cash Management Institutional Shares, 4.76%(c)(d)	$488,279,019
123,390,678	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(c)	123,390,678

The accompanying notes are an integral part of these financial statements.

97

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	SHORT TERM INVESTMENTS — (Continued)
	Money Market Funds — (Continued)
114,360,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(c)	$114,360,000
272,016,030	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(c)	272,016,030
	TOTAL SHORT TERM INVESTMENTS (Cost $998,045,727)	$998,045,727
	TOTAL INVESTMENTS (Cost $2,932,004,783) — 101.9%(e)	$3,139,630,631
	Liabilities in Excess of Other Assets — (1.9)%	(56,617,519)
	TOTAL NET ASSETS — 100.0%	$3,083,013,112

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,250,928,883.
ADR - American Depository Receipt
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Technology Select Sector Index	5.6700% representing 1 month SOFR rate + spread	BNP Paribas	12/04/2024	288,223	$537,089,402	$83,561,836
Total return of Technology Select Sector Index	5.4700% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	652,585	1,258,571,547	152,406,263
Total return of Technology Select Sector Index	5.6200% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	586,666	1,183,392,885	94,904,943
Total return of Technology Select Sector Index	5.6100% representing 1 month SOFR rate + spread	Societe Generale	12/16/2024	100,000	191,783,000	23,259,183
Total return of Technology Select Sector Index	5.6700% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	95,851	210,456,101	1,432,269
Total return of Technology Select Sector Index	5.6000% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	466,118	1,003,032,343	23,642,169
Total return of Technology Select Sector Index	5.6400% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	435,030	854,406,355	90,994,075
Total return of Technology Select Sector Index	5.5700% representing 1 month SOFR rate + spread	Barclays	12/23/2024	549,627	1,097,715,642	98,744,044
					$ 6,336,447,275	$568,944,782

The accompanying notes are an integral part of these financial statements.

98

Direxion Daily Technology Bear 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 100.1%
	Money Market Funds — 100.1%
74,161,452	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$74,161,452
5,159,169	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(a)	5,159,169
8,968,703	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(a)	8,968,703
13,126,138	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	13,126,138
	TOTAL SHORT TERM INVESTMENTS (Cost $101,415,462)(b)	$101,415,462
	TOTAL INVESTMENTS (Cost $101,415,462) — 100.1%	$ 101,415,462
	Liabilities in Excess of Other Assets — (0.1)%	(60,248)
	TOTAL NET ASSETS — 100.0%	$101,355,214

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $61,060,604.
Short Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.1700% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	BNP Paribas	12/4/2024	26,549	$61,037,600	$1,886,095
5.2200% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Goldman Sachs	12/10/2024	3,461	7,148,304	(346,906)
5.4200% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Bank of America Merrill Lynch	12/11/2024	12,705	28,596,547	667,026
5.2000% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Societe Generale	12/16/2024	5,000	9,589,150	(1,197,538)
5.4700% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	J.P. Morgan	12/16/2024	5,613	13,247,378	891,937
5.2200% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	UBS Securities LLC	12/17/2024	58,680	132,552,601	1,763,969
5.3000% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Citibank N.A.	12/19/2024	5,495	12,267,383	137,096
5.3200% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Barclays	12/23/2024	18,284	41,280,001	870,034
					$ 305,718,964	$4,671,713

The accompanying notes are an integral part of these financial statements.

99

Direxion Daily Transportation Bull 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 75.4%
	Administrative and Support Services — 13.6%
3,768	RXO, Inc.(a)	$106,220
38,716	Uber Technologies, Inc.(a)	2,789,488
		2,895,708
	Air Transportation — 12.6%
3,466	Alaska Air Group, Inc.(a)	166,056
398	Allegiant Travel Co.	25,874
18,042	American Airlines Group, Inc.(a)(b)	241,763
15,384	Delta Air Lines, Inc.	880,272
8,195	JetBlue Airways Corp.(a)	46,712
1,101	SkyWest, Inc.(a)	104,815
16,460	Southwest Airlines Co.	503,347
9,034	United Continental Holdings, Inc.(a)	707,001
		2,675,840
	Couriers and Messengers — 9.7%
1,381	Air Transport Services Group, Inc.(a)	23,808
2,392	FedEx Corp.	655,049
10,263	United Parcel Service, Inc. Class B	1,375,858
		2,054,715
	Management of Companies and Enterprises — 0.2%
1,073	Sun Country Airlines Holdings, Inc.(a)	15,076
264	U-Haul Holding Co.(a)	19,359
		34,435
	Merchant Wholesalers, Nondurable Goods — 0.1%
2,885	FTAI Infrastructure, Inc.	23,282
	Rail Transportation — 15.5%
20,456	CSX Corp.	688,140
11,226	Union Pacific Corp.	2,605,218
		3,293,358
	Rental and Leasing Services — 1.0%
470	Avis Budget Group, Inc.(b)	39,010
3,368	Hertz Global Holdings, Inc.(a)(b)	9,363
1,189	Ryder System, Inc.	173,927
		222,300
	Support Activities for Transportation — 12.8%
3,222	C.H. Robinson Worldwide, Inc.	331,995
3,877	Expeditors International of Washington, Inc.	461,363
525	Forward Air Corp.(b)	18,548
3,282	GXO Logistics, Inc.(a)	196,296
1,692	Hub Group, Inc.	73,416
2,214	J.B. Hunt Transport Services, Inc.	399,893
922	Matson, Inc.	142,808

The accompanying notes are an integral part of these financial statements.

100

Direxion Daily Transportation Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Support Activities for Transportation — (Continued)
2,684	Norfolk Southern Corp.	$672,154
3,198	XPO, Inc.(a)	417,435
		2,713,908
	Transit and Ground Passenger Transportation — 0.6%
9,931	Lyft, Inc.(a)	128,805
	Transportation Equipment Manufacturing — 0.3%
13,087	Joby Aviation, Inc.(a)(b)	62,817
	Truck Transportation — 7.2%
650	ArcBest Corp.	67,717
217	Covenant Logistics Group Inc.	10,980
1,186	Heartland Express, Inc.	12,815
4,447	Knight-Swift Transportation Holdings, Inc.	231,600
1,588	Marten Transport Ltd.	24,582
3,608	Old Dominion Freight Line, Inc.	726,363
730	Saia, Inc.(a)	356,685
1,291	Schneider National, Inc.	36,509
1,699	Werner Enterprises, Inc.	62,676
		1,529,927
	Warehousing and Storage — 0.8%
974	Landstar System, Inc.	171,200
	Water Transportation — 1.0%
1,174	Genco Shipping & Trading Ltd. ADR	18,479
1,591	Kirby Corp. (a)	182,583
		201,062
	TOTAL COMMON STOCKS (Cost $14,837,480)	$16,007,357
	SHORT TERM INVESTMENTS — 30.3%
	Money Market Funds — 30.3%
1,604,507	Dreyfus Government Cash Management Institutional Shares, 4.76%(c)(d)	$1,604,507
1,850,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(c)	1,850,000
241,136	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(c)	241,136
2,737,601	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(c)	2,737,601
	TOTAL SHORT TERM INVESTMENTS (Cost $6,433,244)	$6,433,244
	TOTAL INVESTMENTS (Cost $21,270,724) — 105.7%(e)	$22,440,601
	Liabilities in Excess of Other Assets — (5.7)%	(1,200,050)
	TOTAL NET ASSETS — 100.0%	$21,240,551

The accompanying notes are an integral part of these financial statements.

101

Direxion Daily Transportation Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)
Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,170,187.
ADR - American Depository Receipt
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Transportation Select Industry FMC Capped Index	5.6200% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	2,462	$15,047,255	$368,431
Total return of S&P Transportation Select Industry FMC Capped Index	5.4700% representing 1 month SOFR rate + spread	Barclays	12/23/2024	3,669	21,513,614	1,054,932
Total return of S&P Transportation Select Industry FMC Capped Index	5.6700% representing 1 month SOFR rate + spread	Goldman Sachs	11/12/2025	1,424	9,199,832	(223,085)
					$ 45,760,701	$1,200,278

The accompanying notes are an integral part of these financial statements.

102

Direxion Daily Utilities Bull 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 52.8%
	Oil and Gas Extraction — 2.2%
20,084	Dominion Energy, Inc.	$1,195,600
	Utilities — 50.6%
17,018	AES Corp.	280,627
6,140	Alliant Energy Corp.	368,400
6,387	Ameren Corp.	556,372
12,739	American Electric Power Co., Inc.	1,257,976
4,667	American Water Works Co., Inc.	644,559
3,716	Atmos Energy Corp.	515,706
15,600	CenterPoint Energy, Inc.	460,668
7,150	CMS Energy Corp.	497,712
8,279	Consolidated Edison, Inc.	841,809
7,487	Constellation Energy Corp.	1,968,782
4,956	DTE Energy Co.	615,634
18,479	Duke Energy Corp.	2,130,074
9,244	Edison International	761,706
5,119	Entergy Corp.	792,319
5,506	Evergy, Inc.	332,783
8,555	Eversource Energy	563,347
23,938	Exelon Corp.	940,763
12,269	FirstEnergy Corp.	513,212
49,183	NextEra Energy, Inc.	3,897,753
10,736	NiSource, Inc.	377,478
4,941	NRG Energy, Inc.	446,666
51,169	PG&E Corp.	1,034,637
2,718	Pinnacle West Capital Corp.	238,668
17,660	PPL Corp.	575,010
11,926	Public Service Enterprise Group, Inc.	1,066,304
15,158	Sempra Energy	1,263,722
26,177	Southern Co.	2,382,892
8,224	Vistra Corp.	1,027,671
7,568	WEC Energy Group, Inc.	722,971
13,345	Xcel Energy, Inc.	891,579
		27,967,800
	TOTAL COMMON STOCKS (Cost $27,487,534)	$29,163,400
	SHORT TERM INVESTMENTS — 45.2%
	Money Market Funds — 45.2%
15,739,734	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	15,739,734
7,690,379	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(a)	7,690,379

The accompanying notes are an integral part of these financial statements.

103

Direxion Daily Utilities Bull 3X Shares
Schedule of Investments
October 31, 2024(Continued)

Shares		Fair Value
	SHORT TERM INVESTMENTS — (Continued)
	Money Market Funds — (Continued)
7,895	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(a)	$7,895
1,553,335	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	1,553,335
	TOTAL SHORT TERM INVESTMENTS (Cost $24,991,343)	$24,991,343
	TOTAL INVESTMENTS (Cost $52,478,877) — 98.0%(b)	$54,154,743
	Other Assets in Excess of Liabilities — 2.0%	1,125,162
	TOTAL NET ASSETS — 100.0%	$55,279,905

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $41,878,454.
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Utilities Select Sector Index	5.5200% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	43,799	$29,823,810	$5,223,197
Total return of Utilities Select Sector Index	5.4200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	58,923	36,561,834	10,530,832
Total return of Utilities Select Sector Index	5.5700% representing 1 month SOFR rate + spread	Barclays	12/23/2024	18,556	11,802,946	2,943,240
Total return of Utilities Select Sector Index	5.4700% representing 1 month SOFR rate + spread	Goldman Sachs	9/3/2025	47,601	37,015,684	1,358,230
					$ 115,204,274	$20,055,499

The accompanying notes are an integral part of these financial statements.

104

Direxion Daily 7-10 Year Treasury Bull 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	INVESTMENT COMPANIES — 58.8%
328,642	iShares 7-10 Year Treasury Bond ETF(a)	$31,063,242
	TOTAL INVESTMENT COMPANIES (Cost $31,560,875)	$31,063,242
	SHORT TERM INVESTMENTS — 43.2%
	Money Market Funds — 43.2%
17,101,722	Dreyfus Government Cash Management Institutional Shares, 4.76%(b)	$ 17,101,722
75	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(b)	75
5,730,729	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(b)	5,730,729
	TOTAL SHORT TERM INVESTMENTS (Cost $22,832,526)	$22,832,526
	TOTAL INVESTMENTS (Cost $54,393,401) — 102.0%(c)	$ 53,895,768
	Liabilities in Excess of Other Assets — (2.0)%	(1,103,213)
	TOTAL NET ASSETS — 100.0%	$52,792,555

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at October 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $44,622,718.
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 7-10 Year Treasury Bond ETF	4.2300% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	476,478	$44,616,440	$(195,390)
Total return of iShares 7-10 Year Treasury Bond ETF	5.4200% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	282,929	27,107,863	(690,007)
Total return of iShares 7-10 Year Treasury Bond ETF	5.2700% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	438,035	40,892,736	61,800
Total return of iShares 7-10 Year Treasury Bond ETF	5.4400% representing 1 month SOFR rate + spread	Barclays	12/23/2024	149,526	14,088,992	(44,935)
					$ 126,706,031	$(868,532)

The accompanying notes are an integral part of these financial statements.

105

Direxion Daily 7-10 Year Treasury Bear 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 97.9%
	Money Market Funds — 97.9%
11,157,401	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$11,157,401
1,350,066	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.78%(a)	1,350,066
1,935,915	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	1,935,915
	TOTAL SHORT TERM INVESTMENTS (Cost $14,443,382)(b)	$14,443,382
	TOTAL INVESTMENTS (Cost $14,443,382) — 97.9%	$ 14,443,382
	Other Assets in Excess of Liabilities — 2.1%	302,573
	TOTAL NET ASSETS — 100.0%	$14,745,955

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,883,144.
Short Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
3.9300% representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	12/4/2024	293,015	$27,503,207	$99,018
5.0500% representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	J.P. Morgan	12/16/2024	102,714	9,773,844	157,604
5.1200% representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Barclays	12/23/2024	72,296	7,063,798	254,323
					$ 44,340,849	$510,945

The accompanying notes are an integral part of these financial statements.

106

Direxion Daily 20+ Year Treasury Bull 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	INVESTMENT COMPANIES — 72.0%
47,226,336	iShares 20+ Year Treasury Bond ETF(a)	$4,366,074,763
	TOTAL INVESTMENT COMPANIES (Cost $4,365,280,206)	$4,366,074,763
	SHORT TERM INVESTMENTS — 29.4%
	Money Market Funds — 29.4%
1,141,682,740	Dreyfus Government Cash Management Institutional Shares, 4.76%(b)	$1,141,682,740
639,159,437	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(b)	639,159,437
	TOTAL SHORT TERM INVESTMENTS (Cost $1,780,842,177)	$1,780,842,177
	TOTAL INVESTMENTS (Cost $6,146,122,383) — 101.4%(c)	$6,146,916,940
	Liabilities in Excess of Other Assets — (1.4)%	(85,443,108)
	TOTAL NET ASSETS — 100.0%	$6,061,473,832

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at October 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,528,888,656.
Long Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 20+ Year Treasury Bond ETF	5.6200% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	23,905,441	$2,169,192,178	$13,004,410
Total return of iShares 20+ Year Treasury Bond ETF	5.4200% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	28,687,522	2,617,499,017	8,570,276
Total return of iShares 20+ Year Treasury Bond ETF	5.5200% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	29,439,225	2,690,822,698	4,106,340
Total return of iShares 20+ Year Treasury Bond ETF	5.2700% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	11,684,706	1,100,293,717	(36,886,993)
Total return of iShares 20+ Year Treasury Bond ETF	5.6200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	8,236,829	759,448,317	(6,396,200)
Total return of iShares 20+ Year Treasury Bond ETF	5.5100% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	28,213,116	2,557,224,128	25,866,059
Total return of iShares 20+ Year Treasury Bond ETF	5.5700% representing 1 month SOFR rate + spread	Barclays	12/23/2024	19,300,000	1,756,782,478	9,926,852
					$ 13,651,262,533	$18,190,744

The accompanying notes are an integral part of these financial statements.

107

Direxion Daily 20+ Year Treasury Bear 3X Shares
Schedule of Investments
October 31, 2024

Shares		Fair Value
	SHORT TERM INVESTMENTS — 98.3%
	Money Market Funds — 98.3%
93,325,642	Dreyfus Government Cash Management Institutional Shares, 4.76%(a)	$93,325,642
24,070,942	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.66%(a)	24,070,942
57,271,704	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.69%(a)	57,271,704
	TOTAL SHORT TERM INVESTMENTS (Cost $174,668,288)(b)	$174,668,288
	TOTAL INVESTMENTS (Cost $174,668,288) — 98.3%	$ 174,668,288
	Other Assets in Excess of Liabilities — 1.7%	3,062,831
	TOTAL NET ASSETS — 100.0%	$177,731,119

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $106,794,184.
Short Total Return Swap Contracts
October 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
5.4200% representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	12/4/2024	638,891	$61,736,086	$3,704,520
5.2200% representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Goldman Sachs	12/10/2024	1,304,714	125,503,134	5,954,761
5.3200% representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Bank of America Merrill Lynch	12/11/2024	1,236,158	121,409,391	7,764,455
5.0500% representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	J.P. Morgan	12/16/2024	841,941	79,728,582	3,106,840
4.9200% representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	UBS Securities LLC	12/17/2024	962,426	90,731,241	2,980,308
5.2000% representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Citibank N.A.	12/19/2024	783,244	74,407,841	2,533,617
					$ 553,516,275	$26,044,501

The accompanying notes are an integral part of these financial statements.

108

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2024

	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares	Direxion Daily Small Cap Bull 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$84,971,821	$5,017,114,377	$545,240,465	$2,236,425,633
Receivable for Fund shares sold	—	7,556,855	3,450,001	5,977,309
Dividend and interest receivable	99,574	8,140,480	2,209,471	2,832,178
Due from broker for swap contracts	1,000	11,216,080	692,012	146,915
Due from broker for futures contracts	—	112,420,002	—	—
Unrealized appreciation on swap contracts	11,205,953	955,493,261	2,470,809	238,400,318
Prepaid expenses and other assets	2,335	51,123	29,884	25,543
Total assets	96,280,683	6,111,992,178	554,092,642	2,483,807,896
Liabilities:
Collateral for securities loaned (Note 2)	55,113	1,729,632	—	7
Payable for Fund shares redeemed	—	—	9,996,307	—
Unrealized depreciation on swap contracts	—	—	41,071,478	—
Due to Adviser, net (Note 6)	26,592	1,305,765	147,319	685,608
Due to broker for swap contracts	13,783,325	1,153,844,586	940,447	323,203,410
Due to broker for futures contracts	—	6,650,000	—	—
Variation margin payable	—	39,725,000	—	—
Accrued expenses and other liabilities	44,358	2,032,304	220,343	921,311
Total liabilities	13,909,388	1,205,287,287	52,375,894	324,810,336
Net Assets	$82,371,295	$4,906,704,891	$501,716,748	$2,158,997,560
Net Assets Consist of:
Capital stock	$81,630,559	$4,061,992,088	$3,924,976,388	$2,455,768,798
Total distributable earnings (loss)	740,736	844,712,803	(3,423,259,640)	(296,771,238)
Net Assets	$82,371,295	$4,906,704,891	$501,716,748	$2,158,997,560
Calculation of Net Asset Value Per Share:
Net assets	$82,371,295	$4,906,704,891	$501,716,748	$2,158,997,560
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,550,132	31,150,002	72,776,918	51,700,002
Net assets value, redemption price and offering price per share	$53.14	$157.52	$6.89	$41.76
Cost of Investments	$82,436,240	$4,889,780,557	$545,240,465	$2,134,083,724
*Value of securities loaned	$519,113	$6,650,235	$—	$137,523,541

The accompanying notes are an integral part of these financial statements.

109

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares	Direxion Daily FTSE Europe Bull 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$367,460,113	$2,292,197,640	$184,309,270	$25,683,478
Receivable for Fund shares sold	1,907	—	608	—
Dividend and interest receivable	1,575,108	4,341,250	1,161,833	42,440
Due from broker for swap contracts	—	93,148,653	66,417	84,138
Unrealized appreciation on swap contracts	7,822,874	96,301,923	28,568,842	1,102,755
Prepaid expenses and other assets	15,417	3,953	6,709	5,557
Total assets	376,875,419	2,485,993,419	214,113,679	26,918,368
Liabilities:
Collateral for securities loaned (Note 2)	—	35,658,795	—	3,056,705
Payable for Fund shares redeemed	6,355,898	—	2,028,198	—
Unrealized depreciation on swap contracts	22,985,579	299,928,862	—	166,365
Due to Adviser, net (Note 6)	111,649	1,427,659	69,376	6,002
Due to broker for swap contracts	3,025,998	132,420,396	27,449,543	1,821,075
Accrued expenses and other liabilities	149,114	611,900	83,500	9,363
Total liabilities	32,628,238	470,047,612	29,630,617	5,059,510
Net Assets	$344,247,181	$2,015,945,807	$184,483,062	$21,858,858
Net Assets Consist of:
Capital stock	$4,220,188,970	$3,093,431,810	$384,133,698	$39,565,388
Total distributable loss	(3,875,941,789)	(1,077,486,003)	(199,650,636)	(17,706,530)
Net Assets	$344,247,181	$2,015,945,807	$184,483,062	$21,858,858
Calculation of Net Asset Value Per Share:
Net assets	$344,247,181	$2,015,945,807	$184,483,062	$21,858,858
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	24,372,797	61,092,767	2,501,367	900,001
Net assets value, redemption price and offering price per share	$14.12	$33.00	$73.75	$24.29
Cost of Investments	$367,460,113	$2,292,743,670	$184,309,270	$25,426,589
*Value of securities loaned	$—	$34,930,531	$—	$2,996,452

The accompanying notes are an integral part of these financial statements.

110

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Direxion Daily MSCI Emerging Markets Bull 3X Shares	Direxion Daily MSCI Emerging Markets Bear 3X Shares	Direxion Daily MSCI Mexico Bull 3X Shares	Direxion Daily MSCI South Korea Bull 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$86,538,825	$17,101,864	$29,211,389	$64,632,377
Receivable for Fund shares sold	—	—	—	209,422
Dividend and interest receivable	368,511	66,530	62,492	96,482
Due from broker for swap contracts	321,625	32,718	142,439	497,610
Unrealized appreciation on swap contracts	12,071,188	999,461	—	—
Prepaid expenses and other assets	8,095	6,569	10,324	1,914
Total assets	99,308,244	18,207,142	29,426,644	65,437,805
Liabilities:
Collateral for securities loaned (Note 2)	—	—	60,453	—
Unrealized depreciation on swap contracts	2,751,466	529,920	4,384,730	7,295,573
Due to Adviser, net (Note 6)	59,131	27,078	7,211	30,816
Due to broker for swap contracts	13,765,595	850,000	121,084	388,576
Accrued expenses and other liabilities	25,605	9,172	13,346	26,693
Total liabilities	16,601,797	1,416,170	4,586,824	7,741,658
Net Assets	$82,706,447	$16,790,972	$24,839,820	$57,696,147
Net Assets Consist of:
Capital stock	$343,456,677	$357,515,450	$36,944,117	$99,385,410
Total distributable loss	(260,750,230)	(340,724,478)	(12,104,297)	(41,689,263)
Net Assets	$82,706,447	$16,790,972	$24,839,820	$57,696,147
Calculation of Net Asset Value Per Share:
Net assets	$82,706,447	$16,790,972	$24,839,820	$57,696,147
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	2,431,598	2,095,232	2,066,025	10,350,001
Net assets value, redemption price and offering price per share	$34.01	$8.01	$12.02	$5.57
Cost of Investments	$86,707,700	$17,101,864	$29,733,840	$65,798,514
*Value of securities loaned	$—	$—	$59,053	$—

The accompanying notes are an integral part of these financial statements.

111

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Direxion Daily Aerospace & Defense Bull 3X Shares	Direxion Daily Consumer Discretionary Bull 3X Shares	Direxion Daily Dow Jones Internet Bull 3X Shares	Direxion Daily Dow Jones Internet Bear 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$187,229,524	$20,919,693	$137,718,002	$19,446,555
Receivable for investments sold	8,942,936	2,838,632	—	—
Dividend and interest receivable	321,050	40,904	172,943	76,316
Due from broker for swap contracts	260,065	3,694	985	211,088
Unrealized appreciation on swap contracts	30,174,801	3,767,691	26,856,754	—
Prepaid expenses and other assets	16,266	1,469	14,425	12,805
Total assets	226,944,642	27,572,083	164,763,109	19,746,764
Liabilities:
Collateral for securities loaned (Note 2)	90,144	—	76,465	—
Payable for Fund shares redeemed	129,294	—	69	—
Unrealized depreciation on swap contracts	1,140,856	47,678	—	2,344,941
Due to Adviser, net (Note 6)	64,377	15,582	41,428	7,836
Due to broker for swap contracts	38,473,473	4,563,249	29,730,694	258,243
Accrued expenses and other liabilities	76,433	15,383	61,617	8,634
Total liabilities	39,974,577	4,641,892	29,910,273	2,619,654
Net Assets	$186,970,065	$22,930,191	$134,852,836	$17,127,110
Net Assets Consist of:
Capital stock	$131,220,498	$39,814,054	$227,552,035	$77,214,915
Total distributable earnings (loss)	55,749,567	(16,883,863)	(92,699,199)	(60,087,805)
Net Assets	$186,970,065	$22,930,191	$134,852,836	$17,127,110
Calculation of Net Asset Value Per Share:
Net assets	$186,970,065	$22,930,191	$134,852,836	$17,127,110
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	5,950,001	600,001	6,600,001	346,995
Net assets value, redemption price and offering price per share	$31.42	$38.22	$20.43	$49.36
Cost of Investments	$172,411,375	$19,299,319	$126,555,728	$19,446,555
*Value of securities loaned	$262,533	$—	$218,154	$—

The accompanying notes are an integral part of these financial statements.

112

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares	Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Homebuilders & Supplies Bull 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$2,440,922,712	$151,223,167	$148,678,140	$331,579,123
Receivable for Fund shares sold	174,871	2,205,738	—	—
Receivable for investments sold	—	—	8,092,182	—
Dividend and interest receivable	4,360,921	607,122	313,621	815,538
Due from broker for swap contracts	25,591,283	313,947	80,107	1,605,559
Unrealized appreciation on swap contracts	670,927,680	1,065,995	17,799,040	83,444,276
Prepaid expenses and other assets	59,595	7,954	6,174	5,221
Total assets	3,142,037,062	155,423,923	174,969,264	417,449,717
Liabilities:
Collateral for securities loaned (Note 2)	—	—	—	82,400
Payable for Fund shares redeemed	173,486	367,606	—	62,679
Payable for investments purchased	21,111	—	—	—
Unrealized depreciation on swap contracts	—	26,021,164	266,312	—
Due to Adviser, net (Note 6)	753,361	41,161	52,143	104,191
Due to broker for swap contracts	766,067,266	623,578	20,670,041	88,693,490
Accrued expenses and other liabilities	911,641	54,228	84,617	147,769
Total liabilities	767,926,865	27,107,737	21,073,113	89,090,529
Net Assets	$2,374,110,197	$128,316,186	$153,896,151	$328,359,188
Net Assets Consist of:
Capital stock	$1,523,194,555	$3,388,103,109	$169,289,272	$262,613,707
Total distributable earnings (loss)	850,915,642	(3,259,786,923)	(15,393,121)	65,745,481
Net Assets	$2,374,110,197	$128,316,186	$153,896,151	$328,359,188
Calculation of Net Asset Value Per Share:
Net assets	$2,374,110,197	$128,316,186	$153,896,151	$328,359,188
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	17,149,289	17,453,350	1,350,008	2,550,000
Net assets value, redemption price and offering price per share	$138.44	$7.35	$114.00	$128.77
Cost of Investments	$2,215,539,126	$151,223,167	$142,307,922	$323,489,028
*Value of securities loaned	$—	$—	$—	$290,365

The accompanying notes are an integral part of these financial statements.

113

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Direxion Daily Industrials Bull 3X Shares	Direxion Daily Pharmaceutical & Medical Bull 3X Shares	Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$38,229,026	$15,363,982	$88,062,269	$76,505,297
Receivable for Fund shares sold	—	12,515	43,373	—
Receivable for investments sold	—	—	12,568,708	—
Dividend and interest receivable	60,321	26,653	143,972	319,659
Due from broker for swap contracts	2,727	10,370	319,161	11,761
Unrealized appreciation on swap contracts	9,260,421	2,541,585	23,509,248	794,892
Prepaid expenses and other assets	1,974	16,689	2,947	28,040
Total assets	47,554,469	17,971,794	124,649,678	77,659,649
Liabilities:
Collateral for securities loaned (Note 2)	—	311,730	—	—
Unrealized depreciation on swap contracts	13,505	159,862	—	10,872,380
Due to Adviser, net (Note 6)	11,696	7,534	35,250	20,168
Due to broker for swap contracts	10,500,102	2,712,060	27,964,068	393,096
Accrued expenses and other liabilities	19,202	8,373	30,372	16,512
Total liabilities	10,544,505	3,199,559	28,029,690	11,302,156
Net Assets	$37,009,964	$14,772,235	$96,619,988	$66,357,493
Net Assets Consist of:
Capital stock	$24,958,987	$24,260,220	$96,345,631	$261,139,589
Total distributable earnings (loss)	12,050,977	(9,487,985)	274,357	(194,782,096)
Net Assets	$37,009,964	$14,772,235	$96,619,988	$66,357,493
Calculation of Net Asset Value Per Share:
Net assets	$37,009,964	$14,772,235	$96,619,988	$66,357,493
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	600,001	1,650,001	8,100,000	2,584,045
Net assets value, redemption price and offering price per share	$61.68	$8.95	$11.93	$25.68
Cost of Investments	$36,023,201	$14,561,732	$83,776,153	$76,505,297
*Value of securities loaned	$39,405	$586,612	$—	$—

The accompanying notes are an integral part of these financial statements.

114

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Direxion Daily Regional Banks Bull 3X Shares	Direxion Daily Retail Bull 3X Shares	Direxion Daily S&P 500® High Beta Bull 3X Shares	Direxion Daily S&P 500® High Beta Bear 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$789,457,883	$42,196,590	$41,976,838	$33,305,679
Receivable for Fund shares sold	—	—	—	314
Dividend and interest receivable	1,129,084	54,450	59,498	136,989
Due from broker for swap contracts	288,274	131,080	153,283	52,610
Unrealized appreciation on swap contracts	280,564,794	2,885,438	2,725,326	879,882
Prepaid expenses and other assets	28,577	26,302	13,791	13,459
Total assets	1,071,468,612	45,293,860	44,928,736	34,388,933
Liabilities:
Collateral for securities loaned (Note 2)	556,106	139,669	—	—
Payable for Fund shares redeemed	227,838	—	108,980	1,046,748
Unrealized depreciation on swap contracts	—	317,939	—	3,166,994
Due to Adviser, net (Note 6)	251,664	13,291	28,601	15,060
Due to broker for swap contracts	307,274,723	4,043,413	5,662,715	304,641
Accrued expenses and other liabilities	244,249	14,291	22,825	14,173
Total liabilities	308,554,580	4,528,603	5,823,121	4,547,616
Net Assets	$762,914,032	$40,765,257	$39,105,615	$29,841,317
Net Assets Consist of:
Capital stock	$541,885,181	$127,148,115	$45,297,421	$197,338,063
Total distributable earnings (loss)	221,028,851	(86,382,858)	(6,191,806)	(167,496,746)
Net Assets	$762,914,032	$40,765,257	$39,105,615	$29,841,317
Calculation of Net Asset Value Per Share:
Net assets	$762,914,032	$40,765,257	$39,105,615	$29,841,317
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	6,973,935	4,871,105	964,370	1,425,454
Net assets value, redemption price and offering price per share	$109.40	$8.37	$40.55	$20.93
Cost of Investments	$732,980,742	$41,973,799	$41,547,615	$33,305,679
*Value of securities loaned	$1,540,786	$962,101	$145,381	$—

The accompanying notes are an integral part of these financial statements.

115

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Direxion Daily S&P Biotech Bull 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares	Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$924,844,383	$83,924,155	$10,040,351,010	$822,321,037
Cash	—	—	11,718,699	—
Receivable for Fund shares sold	171,021	1,853,678	—	55,537,766
Receivable for investments sold	—	—	820,974,061	—
Dividend and interest receivable	1,318,709	356,763	17,111,933	3,635,875
Due from broker for swap contracts	2,406,785	222,993	31,018,911	3,657,371
Unrealized appreciation on swap contracts	189,927,779	5,167,934	415,849,801	147,941,157
Prepaid expenses and other assets	20,087	3,247	44,491	21,543
Total assets	1,118,688,764	91,528,770	11,337,068,906	1,033,114,749
Liabilities:
Collateral for securities loaned (Note 2)	7,820,098	—	1,020,761	—
Payable for Fund shares redeemed	—	9,562,517	37,759,243	82,113,175
Unrealized depreciation on swap contracts	—	510,791	191,228,133	22,333,927
Due to Adviser, net (Note 6)	287,308	24,877	2,333,583	258,564
Due to broker for swap contracts	222,695,889	3,542,000	1,174,656,196	70,363,866
Accrued expenses and other liabilities	458,090	52,852	3,053,274	236,069
Total liabilities	231,261,385	13,693,037	1,410,051,190	175,305,601
Net Assets	$887,427,379	$77,835,733	$9,927,017,716	$857,809,148
Net Assets Consist of:
Capital stock	$2,419,483,734	$449,318,469	$12,978,507,265	$3,657,819,397
Total distributable loss	(1,532,056,355)	(371,482,736)	(3,051,489,549)	(2,800,010,249)
Net Assets	$887,427,379	$77,835,733	$9,927,017,716	$857,809,148
Calculation of Net Asset Value Per Share:
Net assets	$887,427,379	$77,835,733	$9,927,017,716	$857,809,148
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	7,424,486	12,616,024	331,650,060	37,086,522
Net assets value, redemption price and offering price per share	$119.53	$6.17	$29.93	$23.13
Cost of Investments	$948,452,535	$83,924,155	$9,766,718,915	$822,321,037
*Value of securities loaned	$28,892,516	$—	$41,444,974	$—

The accompanying notes are an integral part of these financial statements.

116

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares	Direxion Daily Transportation Bull 3X Shares	Direxion Daily Utilities Bull 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$3,139,630,631	$101,415,462	$22,440,601	$54,154,743
Receivable for Fund shares sold	—	1,333	—	381
Receivable for investments sold	193,465,762	—	—	—
Dividend and interest receivable	4,795,430	415,266	22,746	86,853
Due from broker for swap contracts	6,263,946	835,880	69,403	108,119
Unrealized appreciation on swap contracts	568,944,782	6,216,157	1,423,363	20,055,499
Prepaid expenses and other assets	42,338	4,248	16,429	1,730
Total assets	3,913,142,889	108,888,346	23,972,542	74,407,325
Liabilities:
Collateral for securities loaned (Note 2)	241,717	—	43,665	—
Payable for Fund shares redeemed	285,458	4,443,015	—	39,152
Unrealized depreciation on swap contracts	—	1,544,444	223,085	—
Due to Adviser, net (Note 6)	965,398	28,597	11,399	21,159
Due to broker for swap contracts	827,383,907	1,473,437	2,444,000	19,040,004
Accrued expenses and other liabilities	1,253,297	43,639	9,842	27,105
Total liabilities	830,129,777	7,533,132	2,731,991	19,127,420
Net Assets	$3,083,013,112	$101,355,214	$21,240,551	$55,279,905
Net Assets Consist of:
Capital stock	$2,588,758,663	$599,127,031	$20,100,623	$38,694,997
Total distributable earnings (loss)	494,254,449	(497,771,817)	1,139,928	16,584,908
Net Assets	$3,083,013,112	$101,355,214	$21,240,551	$55,279,905
Calculation of Net Asset Value Per Share:
Net assets	$3,083,013,112	$101,355,214	$21,240,551	$55,279,905
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	37,650,000	1,825,026	650,001	1,450,001
Net assets value, redemption price and offering price per share	$81.89	$55.54	$32.68	$38.12
Cost of Investments	$2,932,004,783	$101,415,462	$21,270,724	$52,478,877
*Value of securities loaned	$236,847	$—	$74,651	$—

The accompanying notes are an integral part of these financial statements.

117

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares	Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
Assets:
Investments, at fair value (Note 2)	$53,895,768	$14,443,382	$6,146,916,940	$174,668,288
Receivable for Fund shares sold	—	—	26,424,160	5,180,130
Dividend and interest receivable	91,483	57,327	7,417,765	669,477
Due from broker for swap contracts	3,456	—	2,072,316	40,580
Unrealized appreciation on swap contracts	61,800	510,945	61,473,937	26,044,501
Prepaid expenses and other assets	1,453	4,461	638	25,300
Total assets	54,053,960	15,016,115	6,244,305,756	206,628,276
Liabilities:
Payable for Fund shares redeemed	1,749	—	—	1,726,537
Payable for investments purchased	—	—	92,459,000	—
Unrealized depreciation on swap contracts	930,332	—	43,283,193	—
Due to Adviser, net (Note 6)	15,618	6,383	1,440,818	51,013
Due to broker for swap contracts	292,993	252,625	43,916,067	27,072,120
Accrued expenses and other liabilities	20,713	11,152	1,732,846	47,487
Total liabilities	1,261,405	270,160	182,831,924	28,897,157
Net Assets	$52,792,555	$14,745,955	$6,061,473,832	$177,731,119
Net Assets Consist of:
Capital stock	$72,276,704	$60,067,512	$7,771,693,694	$848,768,091
Total distributable loss	(19,484,149)	(45,321,557)	(1,710,219,862)	(671,036,972)
Net Assets	$52,792,555	$14,745,955	$6,061,473,832	$177,731,119
Calculation of Net Asset Value Per Share:
Net assets	$52,792,555	$14,745,955	$6,061,473,832	$177,731,119
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	2,100,000	1,050,000	126,198,386	5,147,044
Net assets value, redemption price and offering price per share	$25.14	$14.04	$48.03	$34.53
Cost of Investments	$54,393,401	$14,443,382	$6,146,122,383	$174,668,288

The accompanying notes are an integral part of these financial statements.

118

DIREXION SHARES ETF TRUST
Statements of Operations
For the Year Ended October 31, 2024

	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares	Direxion Daily Small Cap Bull 3X Shares
Investment Income:
Dividend income	$803,497	$40,816,026	$—	$19,837,341
Less: Foreign withholding tax	(253)	(10,633)	—	—
Interest income	1,335,163	64,847,520	30,995,689	34,028,824
Securities lending income	1,035	872	—	97,107
Total investment income	2,139,442	105,653,785	30,995,689	53,963,272
Expenses:
Investment advisory fees (Note 6)	583,942	31,179,672	4,109,729	16,454,887
Interest expense	373,132	31,478,113	652,188	8,861,693
Licensing fees	62,287	3,325,832	438,371	1,316,391
Fund servicing fees	23,673	1,212,601	160,823	640,651
Management service fees (Note 6)	19,069	1,017,939	134,174	537,214
Professional fees	14,595	257,215	42,956	140,475
Reports to shareholders	7,317	390,703	51,498	206,191
Exchange listing fees	6,042	5,136	5,136	5,740
Pricing fees	4,335	4,335	4,335	4,335
Trustees’ fees and expenses	1,636	87,312	11,416	46,098
Insurance fees	1,142	61,485	8,107	32,455
Other	3,905	184,056	31,982	97,757
Total expenses	1,101,075	69,204,399	5,650,715	28,343,887
Recoupment of expenses to Adviser (Note 6)	14,240	—	6,148	—
Less: Reimbursement of expenses from Adviser (Note 6)	(2,522)	—	(6,148)	—
Less: Investment advisory fees waived (Note 6)	—	(4,238,175)	—	(444,226)
Net expenses	1,112,793	64,966,224	5,650,715	27,899,661
Net investment income	1,026,649	40,687,561	25,344,974	26,063,611
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	671,570	(95,901,381)	—	(93,902,340)
In-kind redemptions	3,962,620	547,314,648	—	244,849,951
Swap contracts	7,766,648	1,079,096,715	(351,457,650)	410,397,683
Futures contracts	—	109,192,315	—	—
Net realized gain (loss)	12,400,838	1,639,702,297	(351,457,650)	561,345,294
Change in net unrealized appreciation (depreciation) on:
Investment securities	4,577,950	287,829,822	—	161,200,276
Swap contracts	16,779,303	917,189,964	(150,052,216)	451,433,880
Futures contracts	—	16,603,003	—	—
Change in net unrealized appreciation (depreciation)	21,357,253	1,221,622,789	(150,052,216)	612,634,156
Net realized and unrealized gain (loss)	33,758,091	2,861,325,086	(501,509,866)	1,173,979,450
Net increase (decrease) in net assets resulting from operations	$34,784,740	$2,902,012,647	$(476,164,892)	$1,200,043,061

The accompanying notes are an integral part of these financial statements.

119

DIREXION SHARES ETF TRUST
Statements of Operations
For the Year Ended October 31, 2024(Continued)

	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares	Direxion Daily FTSE Europe Bull 3X Shares
Investment Income:
Dividend income	$—	$12,345,442	$—	$377,785
Interest income	20,430,525	25,394,078	8,062,353	594,445
Securities lending income	—	21,043	—	5,958
Total investment income	20,430,525	37,760,563	8,062,353	978,188
Expenses:
Investment advisory fees (Note 6)	2,882,956	7,343,153	1,094,148	179,500
Interest expense	1,492,690	5,955,552	568,222	110,665
Licensing fees	230,637	852,785	127,067	7,817
Fund servicing fees	113,101	285,829	43,500	8,012
Management service fees (Note 6)	94,122	239,749	35,733	5,864
Professional fees	32,697	68,012	18,598	11,414
Reports to shareholders	36,125	92,015	13,710	2,267
Exchange listing fees	6,042	9,969	6,042	6,042
Pricing fees	4,335	4,335	4,335	4,335
Trustees’ fees and expenses	8,030	20,678	3,066	487
Insurance fees	5,687	14,468	2,161	356
Other	26,671	86,966	11,244	1,062
Total expenses	4,933,093	14,973,511	1,927,826	337,821
Recoupment of expenses to Adviser (Note 6)	10,090	86,048	36,412	2,213
Less: Reimbursement of expenses from Adviser (Note 6)	(10,090)	(37,961)	(10,095)	(2,002)
Less: Investment advisory fees waived (Note 6)	—	(17,710)	—	—
Net expenses	4,933,093	15,003,888	1,954,143	338,032
Net investment income	15,497,432	22,756,675	6,108,210	640,156
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	(240,843,481)	—	—
In-kind redemptions	—	94,117,138	—	542,161
Swap contracts	(206,762,166)	137,106,428	(100,693,444)	5,643,524
Net realized gain (loss)	(206,762,166)	(9,619,915)	(100,693,444)	6,185,685
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	26,210,583	—	1,267,212
Swap contracts	(93,150,575)	(90,675,300)	6,661,370	1,577,246
Change in net unrealized appreciation (depreciation)	(93,150,575)	(64,464,717)	6,661,370	2,844,458
Net realized and unrealized gain (loss)	(299,912,741)	(74,084,632)	(94,032,074)	9,030,143
Net increase (decrease) in net assets resulting from operations	$(284,415,309)	$(51,327,957)	$(87,923,864)	$9,670,299

The accompanying notes are an integral part of these financial statements.

120

DIREXION SHARES ETF TRUST
Statements of Operations
For the Year Ended October 31, 2024(Continued)

	Direxion Daily MSCI Emerging Markets Bull 3X Shares	Direxion Daily MSCI Emerging Markets Bear 3X Shares	Direxion Daily MSCI Mexico Bull 3X Shares	Direxion Daily MSCI South Korea Bull 3X Shares
Investment Income:
Dividend income	$101,318	$—	$175,008	$464,044
Interest income	4,094,250	1,049,474	575,156	1,020,524
Securities lending income	—	—	22,116	—
Total investment income	4,195,568	1,049,474	772,280	1,484,568
Expenses:
Investment advisory fees (Note 6)	628,648	142,989	144,422	293,756
Interest expense	420,248	44,376	52,383	152,925
Licensing fees	52,200	67,500	7,703	31,334
Fund servicing fees	25,473	6,595	6,619	12,430
Management service fees (Note 6)	20,535	4,673	4,716	9,595
Professional fees	14,947	11,127	11,136	12,308
Reports to shareholders	7,877	1,792	1,810	3,681
Exchange listing fees	6,042	6,042	6,042	6,042
Pricing fees	4,335	4,335	4,335	4,335
Trustees’ fees and expenses	1,756	390	391	821
Insurance fees	1,246	290	282	582
Other	3,713	879	1,568	2,503
Total expenses	1,187,020	290,988	241,407	530,312
Recoupment of expenses to Adviser (Note 6)	35,449	49,215	2,128	1,709
Less: Reimbursement of expenses from Adviser (Note 6)	(5,932)	(114,708)	(8,216)	(7,006)
Net expenses	1,216,537	225,495	235,319	525,015
Net investment income	2,979,031	823,979	536,961	959,553
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	94,802	—	(1,743,183)	(1,689,266)
In-kind redemptions	455,532	—	404,428	3,071,605
Swap contracts	3,864,591	(7,688,934)	(4,425,795)	3,101,782
Net realized gain (loss)	4,414,925	(7,688,934)	(5,764,550)	4,484,121
Change in net unrealized appreciation (depreciation) on:
Investment securities	31,795	—	(27,200)	38,851
Swap contracts	26,376,502	(4,222,853)	(4,003,827)	191,431
Change in net unrealized appreciation (depreciation)	26,408,297	(4,222,853)	(4,031,027)	230,282
Net realized and unrealized gain (loss)	30,823,222	(11,911,787)	(9,795,577)	4,714,403
Net increase (decrease) in net assets resulting from operations	$33,802,253	$(11,087,808)	$(9,258,616)	$5,673,956

The accompanying notes are an integral part of these financial statements.

121

DIREXION SHARES ETF TRUST
Statements of Operations
For the Year Ended October 31, 2024(Continued)

	Direxion Daily Aerospace & Defense Bull 3X Shares	Direxion Daily Consumer Discretionary Bull 3X Shares	Direxion Daily Dow Jones Internet Bull 3X Shares	Direxion Daily Dow Jones Internet Bear 3X Shares
Investment Income:
Dividend income	$1,857,066	$179,307	$343,797	$—
Interest income	2,903,771	416,011	2,534,620	1,163,743
Securities lending income	1,381	—	158	—
Total investment income	4,762,218	595,318	2,878,575	1,163,743
Expenses:
Investment advisory fees (Note 6)	1,280,226	207,638	1,212,051	149,459
Interest expense	836,970	60,682	1,387,305	24,472
Licensing fees	136,611	16,452	131,621	16,564
Fund servicing fees	50,770	9,114	48,182	6,836
Management service fees (Note 6)	41,796	6,785	39,571	4,885
Professional fees	20,069	11,636	19,544	11,178
Reports to shareholders	16,042	2,602	15,188	1,873
Exchange listing fees	6,042	6,042	6,042	6,042
Pricing fees	4,335	4,335	4,335	4,335
Trustees’ fees and expenses	3,585	565	3,364	409
Insurance fees	2,525	418	2,391	305
Other	7,564	1,237	7,159	1,500
Total expenses	2,406,535	327,506	2,876,753	227,858
Recoupment of expenses to Adviser (Note 6)	—	1,650	25,130	1,649
Less: Reimbursement of expenses from Adviser (Note 6)	—	(5,465)	—	(15,719)
Net expenses	2,406,535	323,691	2,901,883	213,788
Net investment income (loss)	2,355,683	271,627	(23,308)	949,955
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(4,102,014)	(555,996)	(6,315,774)	—
In-kind redemptions	19,453,342	3,582,531	36,115,900	—
Swap contracts	49,822,875	4,492,039	92,747,569	(22,875,904)
Net realized gain (loss)	65,174,203	7,518,574	122,547,695	(22,875,904)
Change in net unrealized appreciation (depreciation) on:
Investment securities	15,044,547	2,170,155	7,633,067	—
Swap contracts	28,253,937	7,536,577	8,803,492	(3,874,887)
Change in net unrealized appreciation (depreciation)	43,298,484	9,706,732	16,436,559	(3,874,887)
Net realized and unrealized gain (loss)	108,472,687	17,225,306	138,984,254	(26,750,791)
Net increase (decrease) in net assets resulting from operations	$110,828,370	$17,496,933	$138,960,946	$(25,800,836)

The accompanying notes are an integral part of these financial statements.

122

DIREXION SHARES ETF TRUST
Statements of Operations
For the Year Ended October 31, 2024(Continued)

	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares	Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Homebuilders & Supplies Bull 3X Shares
Investment Income:
Dividend income	$25,991,354	$—	$2,350,190	$1,597,929
Interest income	35,220,579	7,863,638	2,659,530	5,491,970
Securities lending income	4	—	1	48
Total investment income	61,211,937	7,863,638	5,009,721	7,089,947
Expenses:
Investment advisory fees (Note 6)	16,386,237	1,005,622	1,431,196	2,202,095
Interest expense	15,346,459	183,652	1,124,222	3,039,782
Licensing fees	1,296,557	79,570	113,262	234,890
Fund servicing fees	637,881	40,168	56,690	86,586
Management service fees (Note 6)	534,972	32,831	46,725	71,893
Professional fees	146,696	24,531	21,270	27,321
Reports to shareholders	205,331	12,601	17,934	27,594
Exchange listing fees	6,344	6,042	6,042	6,042
Pricing fees	4,335	4,335	4,335	4,335
Trustees’ fees and expenses	45,889	2,794	3,996	6,175
Insurance fees	32,307	1,983	2,839	4,333
Other	96,735	9,369	8,461	13,000
Total expenses	34,739,743	1,403,498	2,836,972	5,724,046
Recoupment of expenses to Adviser (Note 6)	—	3,923	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	—	(3,923)	—	—
Less: Investment advisory fees waived (Note 6)	(437,239)	—	—	—
Net expenses	34,302,504	1,403,498	2,836,972	5,724,046
Net investment income	26,909,433	6,460,140	2,172,749	1,365,901
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(15,070,302)	—	(5,023,358)	(4,234,714)
In-kind redemptions	264,147,677	—	9,963,012	78,670,445
Swap contracts	607,073,266	(99,496,728)	437,478	143,303,348
Net realized gain (loss)	856,150,641	(99,496,728)	5,377,132	217,739,079
Change in net unrealized appreciation (depreciation) on:
Investment securities	260,675,163	—	16,796,907	2,116,164
Swap contracts	833,476,590	(56,008,541)	47,199,348	57,184,471
Change in net unrealized appreciation (depreciation)	1,094,151,753	(56,008,541)	63,996,255	59,300,635
Net realized and unrealized gain (loss)	1,950,302,394	(155,505,269)	69,373,387	277,039,714
Net increase (decrease) in net assets resulting from operations	$1,977,211,827	$(149,045,129)	$71,546,136	$278,405,615

The accompanying notes are an integral part of these financial statements.

123

DIREXION SHARES ETF TRUST
Statements of Operations
For the Year Ended October 31, 2024(Continued)

	Direxion Daily Industrials Bull 3X Shares	Direxion Daily Pharmaceutical & Medical Bull 3X Shares	Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Investment Income:
Dividend income	$391,219	$166,366	$1,889,797	$—
Interest income	459,912	192,729	1,322,978	4,990,937
Securities lending income	4	38,191	—	—
Total investment income	851,135	397,286	3,212,775	4,990,937
Expenses:
Investment advisory fees (Note 6)	242,740	105,477	583,279	690,266
Interest expense	198,700	47,473	335,588	578,286
Licensing fees	19,194	20,053	46,152	54,617
Fund servicing fees	10,455	5,123	23,653	27,921
Management service fees (Note 6)	7,928	3,445	19,046	22,536
Professional fees	11,910	10,830	14,585	15,439
Reports to shareholders	3,061	1,332	7,309	8,649
Exchange listing fees	6,042	6,042	6,042	6,042
Pricing fees	4,335	4,335	4,335	4,335
Trustees’ fees and expenses	679	287	1,645	1,910
Insurance fees	479	208	1,141	1,362
Other	1,428	632	3,643	4,417
Total expenses	506,951	205,237	1,046,418	1,415,780
Recoupment of expenses to Adviser (Note 6)	2,694	1,430	29,957	38,651
Less: Reimbursement of expenses from Adviser (Note 6)	(3,474)	(25,590)	(1,967)	(1,809)
Net expenses	506,171	181,077	1,074,408	1,452,622
Net investment income	344,964	216,209	2,138,367	3,538,315
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(646,450)	(1,167,449)	(1,919,112)	—
In-kind redemptions	2,915,459	2,009,237	5,956,549	—
Swap contracts	5,270,333	(708,191)	(1,412,331)	(47,746,100)
Net realized gain (loss)	7,539,342	133,597	2,625,106	(47,746,100)
Change in net unrealized appreciation (depreciation) on:
Investment securities	3,761,731	1,478,880	8,026,836	—
Swap contracts	10,685,181	5,612,973	35,640,311	(48,922,997)
Change in net unrealized appreciation (depreciation)	14,446,912	7,091,853	43,667,147	(48,922,997)
Net realized and unrealized gain (loss)	21,986,254	7,225,450	46,292,253	(96,669,097)
Net increase (decrease) in net assets resulting from operations	$22,331,218	$7,441,659	$48,430,620	$(93,130,782)

The accompanying notes are an integral part of these financial statements.

124

DIREXION SHARES ETF TRUST
Statements of Operations
For the Year Ended October 31, 2024(Continued)

	Direxion Daily Regional Banks Bull 3X Shares	Direxion Daily Retail Bull 3X Shares	Direxion Daily S&P 500® High Beta Bull 3X Shares	Direxion Daily S&P 500® High Beta Bear 3X Shares
Investment Income:
Dividend income	$18,369,875	$557,073	$493,363	$—
Less: Foreign withholding tax	(56,436)	—	(1,163)	—
Interest income	10,595,759	851,457	957,505	2,050,194
Securities lending income	4,492	5,848	74	—
Total investment income	28,913,690	1,414,378	1,449,779	2,050,194
Expenses:
Investment advisory fees (Note 6)	5,488,071	380,011	438,176	271,308
Interest expense	4,071,029	284,031	213,146	96,640
Licensing fees	300,360	22,482	47,188	30,659
Fund servicing fees	214,353	15,802	18,083	11,595
Management service fees (Note 6)	179,173	12,415	14,321	8,867
Professional fees	53,173	12,993	13,453	12,138
Reports to shareholders	68,769	4,762	5,490	3,400
Exchange listing fees	6,042	6,042	6,042	6,042
Pricing fees	4,335	4,335	4,335	4,335
Trustees’ fees and expenses	15,365	1,056	1,213	743
Insurance fees	10,824	759	864	551
Other	32,425	2,690	1,673	1,950
Total expenses	10,443,919	747,378	763,984	448,228
Recoupment of expenses to Adviser (Note 6)	—	43	6,609	1,861
Less: Reimbursement of expenses from Adviser (Note 6)	—	(43)	(2,424)	(9,792)
Net expenses	10,443,919	747,378	768,169	440,297
Net investment income	18,469,771	667,000	681,610	1,609,897
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(44,061,314)	(863,972)	(1,181,508)	—
In-kind redemptions	171,878,790	8,124,870	13,095,992	—
Swap contracts	215,241,840	12,244,512	22,193,605	(20,736,858)
Net realized gain (loss)	343,059,316	19,505,410	34,108,089	(20,736,858)
Change in net unrealized appreciation (depreciation) on:
Investment securities	66,756,325	819,606	2,838,055	—
Swap contracts	302,875,203	6,048,417	14,295,086	(20,988,628)
Change in net unrealized appreciation (depreciation)	369,631,528	6,868,023	17,133,141	(20,988,628)
Net realized and unrealized gain (loss)	712,690,844	26,373,433	51,241,230	(41,725,486)
Net increase (decrease) in net assets resulting from operations	$731,160,615	$27,040,433	$51,922,840	$(40,115,589)

The accompanying notes are an integral part of these financial statements.

125

DIREXION SHARES ETF TRUST
Statements of Operations
For the Year Ended October 31, 2024(Continued)

	Direxion Daily S&P Biotech Bull 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares	Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Investment Income:
Dividend income	$1,849,601	$—	$76,437,510	$—
Less: Foreign withholding tax	—	—	(3,109,005)	—
Interest income	18,607,774	5,967,815	143,676,009	47,293,295
Securities lending income	1,212,531	—	1,117,258	—
Total investment income	21,669,906	5,967,815	218,121,772	47,293,295
Expenses:
Investment advisory fees (Note 6)	7,950,844	812,897	75,056,447	6,006,920
Interest expense	9,336,240	463,625	76,190,823	2,219,451
Licensing fees	848,090	86,709	2,959,350	242,946
Fund servicing fees	310,183	32,652	3,367,861	234,514
Management service fees (Note 6)	259,577	26,553	2,450,415	196,112
Professional fees	73,296	16,403	604,754	58,064
Reports to shareholders	99,630	10,186	940,510	75,271
Exchange listing fees	5,438	6,042	6,042	4,229
Pricing fees	4,335	4,335	4,335	4,335
Trustees’ fees and expenses	22,130	2,265	210,314	16,763
Insurance fees	15,684	1,607	148,027	11,848
Other	57,410	7,433	443,105	64,440
Total expenses	18,982,857	1,470,707	162,381,983	9,134,893
Recoupment of expenses to Adviser (Note 6)	—	28,381	—	23,397
Less: Reimbursement of expenses from Adviser (Note 6)	—	(5,793)	—	(23,397)
Less: Investment advisory fees waived (Note 6)	—	—	(24,526,342)	—
Net expenses	18,982,857	1,493,295	137,855,641	9,134,893
Net investment income	2,687,049	4,474,520	80,266,131	38,158,402
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(105,059,070)	—	(1,397,445,367)	—
In-kind redemptions	321,357,029	—	3,395,530,993	—
Swap contracts	188,948,962	(46,441,054)	3,956,206,332	(952,672,495)
Net realized gain (loss)	405,246,921	(46,441,054)	5,954,291,958	(952,672,495)
Change in net unrealized appreciation (depreciation) on:
Investment securities	10,595,322	—	75,666,374	—
Swap contracts	419,751,330	(17,914,515)	462,477,129	(111,617,494)
Change in net unrealized appreciation (depreciation)	430,346,652	(17,914,515)	538,143,503	(111,617,494)
Net realized and unrealized gain (loss)	835,593,573	(64,355,569)	6,492,435,461	(1,064,289,989)
Net increase (decrease) in net assets resulting from operations	$838,280,622	$(59,881,049)	$6,572,701,592	$(1,026,131,587)

The accompanying notes are an integral part of these financial statements.

126

DIREXION SHARES ETF TRUST
Statements of Operations
For the Year Ended October 31, 2024(Continued)

	Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares	Direxion Daily Transportation Bull 3X Shares	Direxion Daily Utilities Bull 3X Shares
Investment Income:
Dividend income	$18,637,333	$—	$279,693	$1,050,259
Less: Foreign withholding tax	(37,196)	—	—	—
Interest income	45,022,516	5,800,893	354,890	610,146
Securities lending income	3	—	1,055	7
Total investment income	63,622,656	5,800,893	635,638	1,660,412
Expenses:
Investment advisory fees (Note 6)	23,675,488	797,813	179,206	338,180
Interest expense	25,511,366	201,611	55,299	292,425
Licensing fees	1,873,317	63,127	21,030	26,752
Fund servicing fees	921,271	32,067	7,999	14,149
Management service fees (Note 6)	772,949	26,047	5,856	11,045
Professional fees	197,837	16,283	11,412	12,659
Reports to shareholders	296,671	9,997	2,265	4,238
Exchange listing fees	7,855	6,042	6,042	6,042
Pricing fees	4,335	4,335	4,335	4,335
Trustees’ fees and expenses	66,077	2,221	486	949
Insurance fees	46,694	1,574	360	669
Other	130,915	7,425	1,066	1,027
Total expenses	53,504,775	1,168,542	295,356	712,470
Recoupment of expenses to Adviser (Note 6)	—	5,653	2,664	9,738
Less: Reimbursement of expenses from Adviser (Note 6)	—	(2,585)	(15,726)	(1,423)
Less: Investment advisory fees waived (Note 6)	(1,813,691)	—	—	—
Net expenses	51,691,084	1,171,610	282,294	720,785
Net investment income	11,931,572	4,629,283	353,344	939,627
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(129,250,673)	—	(1,149,784)	(450,193)
In-kind redemptions	502,816,637	—	3,391,574	8,004,620
Swap contracts	751,527,920	(93,687,980)	3,892,304	3,762,274
Net realized gain (loss)	1,125,093,884	(93,687,980)	6,134,094	11,316,701
Change in net unrealized appreciation (depreciation) on:
Investment securities	187,370,861	—	1,521,790	2,518,298
Swap contracts	550,805,458	(1,329,015)	5,185,693	22,645,080
Change in net unrealized appreciation (depreciation)	738,176,319	(1,329,015)	6,707,483	25,163,378
Net realized and unrealized gain (loss)	1,863,270,203	(95,016,995)	12,841,577	36,480,079
Net increase (decrease) in net assets resulting from operations	$1,875,201,775	$(90,387,712)	$13,194,921	$37,419,706

The accompanying notes are an integral part of these financial statements.

127

DIREXION SHARES ETF TRUST
Statements of Operations
For the Year Ended October 31, 2024(Continued)

	Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares	Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
Investment Income:
Dividend income	$1,112,602	$—	$132,131,801	$—
Interest income	872,596	887,589	82,211,844	11,655,824
Securities lending income	222	—	451	—
Total investment income	1,985,420	887,589	214,344,096	11,655,824
Expenses:
Investment advisory fees (Note 6)	362,500	126,169	38,350,867	1,689,565
Interest expense	59,776	64,697	12,623,104	1,189,885
Licensing fees	16,017	11,114	1,534,642	60,143
Fund servicing fees	15,115	5,942	1,491,397	66,721
Management service fees (Note 6)	11,841	4,124	1,252,064	55,161
Professional fees	12,853	10,994	313,197	23,308
Reports to shareholders	4,542	1,581	480,563	21,171
Exchange listing fees	6,042	6,042	4,833	6,042
Pricing fees	4,335	4,335	4,335	4,335
Trustees’ fees and expenses	1,018	344	107,895	4,684
Insurance fees	719	257	75,633	3,333
Other	2,141	756	331,749	9,980
Total expenses	496,899	236,355	56,570,279	3,134,328
Recoupment of expenses to Adviser (Note 6)	24,870	1,529	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	(2,826)	(13,374)	—	—
Less: Investment advisory fees waived (Note 6)	—	—	(7,397,071)	—
Net expenses	518,943	224,510	49,173,208	3,134,328
Net investment income	1,466,477	663,079	165,170,888	8,521,496
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(392,545)	—	(233,909,526)	—
In-kind redemptions	849,618	—	168,171,166	—
Swap contracts	(1,575,088)	1,891,636	(416,252,330)	(84,727,793)
Net realized gain (loss)	(1,118,015)	1,891,636	(481,990,690)	(84,727,793)
Change in net unrealized appreciation (depreciation) on:
Investment securities	2,003,214	—	180,757,634	—
Swap contracts	5,996,115	(6,176,265)	566,949,423	(35,851,867)
Change in net unrealized appreciation (depreciation)	7,999,329	(6,176,265)	747,707,057	(35,851,867)
Net realized and unrealized gain (loss)	6,881,314	(4,284,629)	265,716,367	(120,579,660)
Net increase (decrease) in net assets resulting from operations	$8,347,791	$(3,621,550)	$430,887,255	$(112,058,164)

The accompanying notes are an integral part of these financial statements.

128

Direxion Shares ETF Trust
Statements of Changes in Net Assets

	Direxion Daily Mid Cap Bull 3X Shares		Direxion Daily S&P 500® Bull 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
Operations:
Net investment income	$1,026,649	$729,677	$40,687,561	$31,361,020
Net realized gain (loss)	12,400,838	(295,132)	1,639,702,297	493,813,559
Change in net unrealized appreciation (depreciation)	21,357,253	(12,052,201)	1,221,622,789	(245,170,391)
Net increase (decrease) in net assets resulting from operations	34,784,740	(11,617,656)	2,902,012,647	280,004,188
Distributions to shareholders:
Net distributions to shareholders	(1,139,996)	(561,170)	(39,739,010)	(30,072,958)
Total distributions	(1,139,996)	(561,170)	(39,739,010)	(30,072,958)
Capital share transactions:
Proceeds from shares sold	158,173,809	25,899,605	8,725,894,453	18,791,731,585
Cost of shares redeemed	(149,058,478)	(21,953,229)	(9,309,585,771)	(18,969,017,688)
Transaction fees (Note 4)	37,987	5,075	2,837,580	6,012,150
Net increase (decrease) in net assets resulting from capital transactions	9,153,318	3,951,451	(580,853,738)	(171,273,953)
Total increase (decrease) in net assets	42,798,062	(8,227,375)	2,281,419,899	78,657,277
Net assets:
Beginning of year	39,573,233	47,800,608	2,625,284,992	2,546,627,715
End of year	$82,371,295	$39,573,233	$4,906,704,891	$2,625,284,992
Changes in shares outstanding
Shares outstanding, beginning of year	1,400,132	1,300,132	36,400,002	38,600,002
Shares sold	3,150,000	700,000	74,600,000	247,300,000
Shares repurchased	(3,000,000)	(600,000)	(79,850,000)	(249,500,000)
Shares outstanding, end of year	1,550,132	1,400,132	31,150,002	36,400,002

The accompanying notes are an integral part of these financial statements.

129

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily S&P 500® Bear 3X Shares		Direxion Daily Small Cap Bull 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
Operations:
Net investment income	$25,344,974	$31,861,346	$26,063,611	$17,310,157
Net realized gain (loss)	(351,457,650)	(354,148,994)	561,345,294	(129,596,114)
Change in net unrealized appreciation (depreciation)	(150,052,216)	33,783,805	612,634,156	(382,518,110)
Net increase (decrease) in net assets resulting from operations	(476,164,892)	(288,503,843)	1,200,043,061	(494,804,067)
Distributions to shareholders:
Net distributions to shareholders	(26,415,736)	(28,572,014)	(24,512,275)	(14,324,864)
Total distributions	(26,415,736)	(28,572,014)	(24,512,275)	(14,324,864)
Capital share transactions:
Proceeds from shares sold	2,080,772,133	8,625,642,166	8,692,020,177	2,970,252,135
Cost of shares redeemed	(1,768,756,462)	(8,508,296,380)	(8,983,594,745)	(2,406,622,006)
Transaction fees (Note 4)	1,326,302	2,974,442	2,440,243	637,100
Net increase (decrease) in net assets resulting from capital transactions	313,341,973	120,320,228	(289,134,325)	564,267,229
Total increase (decrease) in net assets	(189,238,655)	(196,755,629)	886,396,461	55,138,298
Net assets:
Beginning of year	690,955,403	887,711,032	1,272,601,099	1,217,462,801
End of year	$501,716,748	$690,955,403	$2,158,997,560	$1,272,601,099
Changes in shares outstanding
Shares outstanding, beginning of year	40,776,918	39,176,918	55,900,002	31,800,002
Shares sold	211,900,000	499,300,000	234,650,000	94,450,000
Shares repurchased	(179,900,000)	(497,700,000)	(238,850,000)	(70,350,000)
Shares outstanding, end of year	72,776,918	40,776,918	51,700,002	55,900,002

The accompanying notes are an integral part of these financial statements.

130

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Small Cap Bear 3X Shares		Direxion Daily FTSE China Bull 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
Operations:
Net investment income	$15,497,432	$15,956,558	$22,756,675	$13,479,675
Net realized gain (loss)	(206,762,166)	31,649,820	(9,619,915)	(141,727,273)
Change in net unrealized appreciation (depreciation)	(93,150,575)	108,311,261	(64,464,717)	41,286,308
Net increase (decrease) in net assets resulting from operations	(284,415,309)	155,917,639	(51,327,957)	(86,961,290)
Distributions to shareholders:
Net distributions to shareholders	(15,633,570)	(14,268,127)	(21,768,257)	(12,964,676)
Total distributions	(15,633,570)	(14,268,127)	(21,768,257)	(12,964,676)
Capital share transactions:
Proceeds from shares sold	4,956,622,532	3,893,240,098	2,579,332,385	922,081,035
Cost of shares redeemed	(4,642,261,009)	(4,254,789,353)	(1,132,836,355)	(411,545,397)
Transaction fees (Note 4)	1,392,678	1,276,437	14,490,359	88,718
Net increase (decrease) in net assets resulting from capital transactions	315,754,201	(360,272,818)	1,460,986,389	510,624,356
Total increase (decrease) in net assets	15,705,322	(218,623,306)	1,387,890,175	410,698,390
Net assets:
Beginning of year	328,541,859	547,165,165	628,055,632	217,357,242
End of year	$344,247,181	$328,541,859	$2,015,945,807	$628,055,632
Changes in shares outstanding
Shares outstanding, beginning of year	8,622,797	16,922,797	25,042,767	10,892,767
Shares sold	251,150,000	130,900,000	84,050,000	24,850,000
Shares repurchased	(235,400,000)	(139,200,000)	(48,000,000)	(10,700,000)
Shares outstanding, end of year	24,372,797	8,622,797	61,092,767	25,042,767

The accompanying notes are an integral part of these financial statements.

131

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily FTSE China Bear 3X Shares[1]		Direxion Daily FTSE Europe Bull 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
Operations:
Net investment income	$6,108,210	$4,962,706	$640,156	$651,027
Net realized gain (loss)	(100,693,444)	(89,498,058)	6,185,685	5,016,440
Change in net unrealized appreciation (depreciation)	6,661,370	(32,205,955)	2,844,458	291,715
Net increase (decrease) in net assets resulting from operations	(87,923,864)	(116,741,307)	9,670,299	5,959,182
Distributions to shareholders:
Net distributions to shareholders	(5,609,445)	(4,391,757)	(699,054)	(644,761)
Total distributions	(5,609,445)	(4,391,757)	(699,054)	(644,761)
Capital share transactions:
Proceeds from shares sold	1,293,303,648	821,426,984	4,085,054	10,268,079
Cost of shares redeemed	(1,139,625,705)	(745,469,074)	(8,715,207)	(16,035,431)
Transaction fees (Note 4)	341,887	223,641	1,998	3,511
Net increase (decrease) in net assets resulting from capital transactions	154,019,830	76,181,551	(4,628,155)	(5,763,841)
Total increase (decrease) in net assets	60,486,521	(44,951,513)	4,343,090	(449,420)
Net assets:
Beginning of year	123,996,541	168,948,054	17,515,768	17,965,188
End of year	$184,483,062	$123,996,541	$21,858,858	$17,515,768
Changes in shares outstanding
Shares outstanding, beginning of year	513,867	221,367	1,100,001	1,400,001
Shares sold	10,320,000	3,970,000	150,000	500,000
Shares repurchased	(8,332,500)	(3,677,500)	(350,000)	(800,000)
Shares outstanding, end of year	2,501,367	513,867	900,001	1,100,001

[1]	Effective November 4, 2024, the Fund had a 1:20 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:20 stock split.
The accompanying notes are an integral part of these financial statements.

132

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily MSCI Emerging Markets Bull 3X Shares		Direxion Daily MSCI Emerging Markets Bear 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
Operations:
Net investment income	$2,979,031	$3,144,412	$823,979	$973,564
Net realized gain (loss)	4,414,925	(11,394,941)	(7,688,934)	(7,782,188)
Change in net unrealized appreciation (depreciation)	26,408,297	5,267,937	(4,222,853)	(9,500,375)
Net increase (decrease) in net assets resulting from operations	33,802,253	(2,982,592)	(11,087,808)	(16,308,999)
Distributions to shareholders:
Net distributions to shareholders	(3,081,697)	(2,726,771)	(876,879)	(854,921)
Total distributions	(3,081,697)	(2,726,771)	(876,879)	(854,921)
Capital share transactions:
Proceeds from shares sold	49,600,858	75,427,616	25,497,054	19,254,406
Cost of shares redeemed	(62,657,346)	(54,069,091)	(24,931,937)	(30,369,698)
Transaction fees (Note 4)	14,824	11,330	7,480	9,111
Net increase (decrease) in net assets resulting from capital transactions	(13,041,664)	21,369,855	572,597	(11,106,181)
Total increase (decrease) in net assets	17,678,892	15,660,492	(11,392,090)	(28,270,101)
Net assets:
Beginning of year	65,027,555	49,367,063	28,183,062	56,453,163
End of year	$82,706,447	$65,027,555	$16,790,972	$28,183,062
Changes in shares outstanding
Shares outstanding, beginning of year	2,881,598	2,281,598	1,845,232	2,695,232
Shares sold	1,550,000	2,400,000	2,400,000	1,500,000
Shares repurchased	(2,000,000)	(1,800,000)	(2,150,000)	(2,350,000)
Shares outstanding, end of year	2,431,598	2,881,598	2,095,232	1,845,232

The accompanying notes are an integral part of these financial statements.

133

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily MSCI Mexico Bull 3X Shares		Direxion Daily MSCI South Korea Bull 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
Operations:
Net investment income	$536,961	$283,045	$959,553	$507,329
Net realized gain (loss)	(5,764,550)	6,236,218	4,484,121	2,730,832
Change in net unrealized appreciation (depreciation)	(4,031,027)	(3,700,001)	230,282	(6,816,848)
Net increase (decrease) in net assets resulting from operations	(9,258,616)	2,819,262	5,673,956	(3,578,687)
Distributions to shareholders:
Net distributions to shareholders	(491,027)	(286,563)	(970,525)	(436,999)
Total distributions	(491,027)	(286,563)	(970,525)	(436,999)
Capital share transactions:
Proceeds from shares sold	37,515,556	15,750,207	79,679,151	25,600,417
Cost of shares redeemed	(13,468,682)	(19,398,339)	(52,751,531)	(15,628,967)
Transaction fees (Note 4)	3,342	5,062	12,120	3,313
Net increase (decrease) in net assets resulting from capital transactions	24,050,216	(3,643,070)	26,939,740	9,974,763
Total increase (decrease) in net assets	14,300,573	(1,110,371)	31,643,171	5,959,077
Net assets:
Beginning of year	10,539,247	11,649,618	26,052,976	20,093,899
End of year	$24,839,820	$10,539,247	$57,696,147	$26,052,976
Changes in shares outstanding
Shares outstanding, beginning of year	566,025	666,025	4,750,001	3,350,001
Shares sold	2,250,000	650,000	12,000,000	3,150,000
Shares repurchased	(750,000)	(750,000)	(6,400,000)	(1,750,000)
Shares outstanding, end of year	2,066,025	566,025	10,350,001	4,750,001

The accompanying notes are an integral part of these financial statements.

134

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Aerospace & Defense Bull 3X Shares		Direxion Daily Consumer Discretionary Bull 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
Operations:
Net investment income	$2,355,683	$2,101,884	$271,627	$175,074
Net realized gain	65,174,203	38,161,078	7,518,574	2,586,394
Change in net unrealized appreciation (depreciation)	43,298,484	(44,873,426)	9,706,732	(2,661,483)
Net increase (decrease) in net assets resulting from operations	110,828,370	(4,610,464)	17,496,933	99,985
Distributions to shareholders:
Net distributions to shareholders	(2,077,148)	(1,980,147)	(266,362)	(111,347)
Total distributions	(2,077,148)	(1,980,147)	(266,362)	(111,347)
Capital share transactions:
Proceeds from shares sold	40,869,864	103,188,750	2,383,352	13,972,663
Cost of shares redeemed	(118,032,980)	(136,054,284)	(21,610,377)	(13,694,704)
Transaction fees (Note 4)	24,752	33,197	4,492	2,739
Net increase (decrease) in net assets resulting from capital transactions	(77,138,364)	(32,832,337)	(19,222,533)	280,698
Total increase (decrease) in net assets	31,612,858	(39,422,948)	(1,991,962)	269,336
Net assets:
Beginning of year	155,357,207	194,780,155	24,922,153	24,652,817
End of year	$186,970,065	$155,357,207	$22,930,191	$24,922,153
Changes in shares outstanding
Shares outstanding, beginning of year	9,500,001	10,750,001	1,150,001	1,050,001
Shares sold	1,350,000	6,150,000	100,000	600,000
Shares repurchased	(4,900,000)	(7,400,000)	(650,000)	(500,000)
Shares outstanding, end of year	5,950,001	9,500,001	600,001	1,150,001

The accompanying notes are an integral part of these financial statements.

135

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Dow Jones Internet Bull 3X Shares		Direxion Daily Dow Jones Internet Bear 3X Shares[1]
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$(23,308)	$(51,880)	$949,955	$1,474,338
Net realized gain (loss)	122,547,695	(6,124,890)	(22,875,904)	(11,921,685)
Change in net unrealized appreciation (depreciation)	16,436,559	40,456,291	(3,874,887)	(18,295,105)
Net increase (decrease) in net assets resulting from operations	138,960,946	34,279,521	(25,800,836)	(28,742,452)
Distributions to shareholders:
Net distributions to shareholders	—	—	(1,078,267)	(1,371,721)
Return of capital	—	(1,546)	—	—
Total distributions	—	(1,546)	(1,078,267)	(1,371,721)
Capital share transactions:
Proceeds from shares sold	30,848,130	104,197,095	41,575,860	106,583,948
Cost of shares redeemed	(153,623,373)	(122,968,019)	(34,232,422)	(96,028,844)
Transaction fees (Note 4)	32,983	26,754	10,270	28,809
Net increase (decrease) in net assets resulting from capital transactions	(122,742,260)	(18,744,170)	7,353,708	10,583,913
Total increase (decrease) in net assets	16,218,686	15,533,805	(19,525,395)	(19,530,260)
Net assets:
Beginning of year	118,634,150	103,100,345	36,652,505	56,182,765
End of year	$134,852,836	$118,634,150	$17,127,110	$36,652,505
Changes in shares outstanding
Shares outstanding, beginning of year	13,750,001	14,300,001	231,995	146,995
Shares sold	1,850,000	14,550,000	575,000	500,000
Shares repurchased	(9,000,000)	(15,100,000)	(460,000)	(415,000)
Shares outstanding, end of year	6,600,001	13,750,001	346,995	231,995

[1]	Effective November 4, 2024, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
The accompanying notes are an integral part of these financial statements.

136

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Financial Bull 3X Shares		Direxion Daily Financial Bear 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
Operations:
Net investment income	$26,909,433	$33,079,629	$6,460,140	$5,662,574
Net realized gain (loss)	856,150,641	(9,086,237)	(99,496,728)	(29,113,509)
Change in net unrealized appreciation (depreciation)	1,094,151,753	(397,372,050)	(56,008,541)	56,575,557
Net increase (decrease) in net assets resulting from operations	1,977,211,827	(373,378,658)	(149,045,129)	33,124,622
Distributions to shareholders:
Net distributions to shareholders	(29,119,868)	(38,385,156)	(6,527,992)	(4,956,381)
Total distributions	(29,119,868)	(38,385,156)	(6,527,992)	(4,956,381)
Capital share transactions:
Proceeds from shares sold	1,245,752,570	1,239,410,866	1,300,328,127	833,758,977
Cost of shares redeemed	(2,252,694,744)	(1,287,728,240)	(1,184,411,043)	(885,265,901)
Transaction fees (Note 4)	535,777	282,793	355,324	265,579
Net increase (decrease) in net assets resulting from capital transactions	(1,006,406,397)	(48,034,581)	116,272,408	(51,241,345)
Total increase (decrease) in net assets	941,685,562	(459,798,395)	(39,300,713)	(23,073,104)
Net assets:
Beginning of year	1,432,424,635	1,892,223,030	167,616,899	190,690,003
End of year	$2,374,110,197	$1,432,424,635	$128,316,186	$167,616,899
Changes in shares outstanding
Shares outstanding, beginning of year	26,799,289	25,699,289	7,753,350	9,303,350
Shares sold	13,050,000	20,750,000	101,850,000	42,550,000
Shares repurchased	(22,700,000)	(19,650,000)	(92,150,000)	(44,100,000)
Shares outstanding, end of year	17,149,289	26,799,289	17,453,350	7,753,350

The accompanying notes are an integral part of these financial statements.

137

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Healthcare Bull 3X Shares		Direxion Daily Homebuilders & Supplies Bull 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
Operations:
Net investment income	$2,172,749	$3,315,117	$1,365,901	$520,389
Net realized gain	5,377,132	2,485,755	217,739,079	60,764,388
Change in net unrealized appreciation (depreciation)	63,996,255	(55,554,511)	59,300,635	28,643,606
Net increase (decrease) in net assets resulting from operations	71,546,136	(49,753,639)	278,405,615	89,928,383
Distributions to shareholders:
Net distributions to shareholders	(2,549,412)	(3,100,894)	(1,197,408)	(748,870)
Return of capital	(2,143)	—	—	—
Total distributions	(2,551,555)	(3,100,894)	(1,197,408)	(748,870)
Capital share transactions:
Proceeds from shares sold	11,362,108	56,773,234	236,073,974	66,139,335
Cost of shares redeemed	(80,544,553)	(45,894,627)	(334,550,672)	(136,936,567)
Transaction fees (Note 4)	19,070	10,576	68,545	32,162
Net increase (decrease) in net assets resulting from capital transactions	(69,163,375)	10,889,183	(98,408,153)	(70,765,070)
Total increase (decrease) in net assets	(168,794)	(41,965,350)	178,800,054	18,414,443
Net assets:
Beginning of year	154,064,945	196,030,295	149,559,134	131,144,691
End of year	$ 153,896,151	$154,064,945	$328,359,188	$149,559,134
Changes in shares outstanding
Shares outstanding, beginning of year	1,950,008	1,800,008	3,400,000	5,000,000
Shares sold	100,000	600,000	2,000,000	1,300,000
Shares repurchased	(700,000)	(450,000)	(2,850,000)	(2,900,000)
Shares outstanding, end of year	1,350,008	1,950,008	2,550,000	3,400,000

The accompanying notes are an integral part of these financial statements.

138

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Industrials Bull 3X Shares		Direxion Daily Pharmaceutical & Medical Bull 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
Operations:
Net investment income	$344,964	$347,465	$216,209	$156,299
Net realized gain (loss)	7,539,342	3,111,847	133,597	(2,266,822)
Change in net unrealized appreciation (depreciation)	14,446,912	(3,585,964)	7,091,853	(4,079,310)
Net increase (decrease) in net assets resulting from operations	22,331,218	(126,652)	7,441,659	(6,189,833)
Distributions to shareholders:
Net distributions to shareholders	(331,010)	(354,278)	(221,030)	(158,160)
Total distributions	(331,010)	(354,278)	(221,030)	(158,160)
Capital share transactions:
Proceeds from shares sold	13,931,367	11,695,357	11,773,287	4,285,507
Cost of shares redeemed	(18,667,117)	(10,347,637)	(12,404,588)	(930,516)
Transaction fees (Note 4)	3,734	2,069	2,700	186
Net increase (decrease) in net assets resulting from capital transactions	(4,732,016)	1,349,789	(628,601)	3,355,177
Total increase (decrease) in net assets	17,268,192	868,859	6,592,028	(2,992,816)
Net assets:
Beginning of year	19,741,772	18,872,913	8,180,207	11,173,023
End of year	$37,009,964	$19,741,772	$14,772,235	$8,180,207
Changes in shares outstanding
Shares outstanding, beginning of year	700,001	650,001	1,600,001	1,100,001
Shares sold	300,000	350,000	1,700,000	600,000
Shares repurchased	(400,000)	(300,000)	(1,650,000)	(100,000)
Shares outstanding, end of year	600,001	700,001	1,650,001	1,600,001

The accompanying notes are an integral part of these financial statements.

139

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Real Estate Bull 3X Shares		Direxion Daily Real Estate Bear 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
Operations:
Net investment income	$2,138,367	$1,490,577	$3,538,315	$5,370,364
Net realized gain (loss)	2,625,106	(5,947,975)	(47,746,100)	(30,705,437)
Change in net unrealized appreciation (depreciation)	43,667,147	(14,797,199)	(48,922,997)	38,664,711
Net increase (decrease) in net assets resulting from operations	48,430,620	(19,254,597)	(93,130,782)	13,329,638
Distributions to shareholders:
Net distributions to shareholders	(1,897,536)	(1,269,699)	(3,854,456)	(5,064,803)
Return of capital	(104,343)	(9,595)	—	—
Total distributions	(2,001,879)	(1,279,294)	(3,854,456)	(5,064,803)
Capital share transactions:
Proceeds from shares sold	55,846,289	47,755,605	334,872,148	177,028,894
Cost of shares redeemed	(50,377,351)	(29,784,937)	(323,587,303)	(238,837,953)
Transaction fees (Note 4)	10,992	6,493	97,076	71,651
Net increase (decrease) in net assets resulting from capital transactions	5,479,930	17,977,161	11,381,921	(61,737,408)
Total increase (decrease) in net assets	51,908,671	(2,556,730)	(85,603,317)	(53,472,573)
Net assets:
Beginning of year	44,711,317	47,268,047	151,960,810	205,433,383
End of year	$96,619,988	$44,711,317	$66,357,493	$151,960,810
Changes in shares outstanding
Shares outstanding, beginning of year	7,300,000	4,800,000	2,334,045	3,384,045
Shares sold	5,950,000	5,650,000	8,000,000	3,450,000
Shares repurchased	(5,150,000)	(3,150,000)	(7,750,000)	(4,500,000)
Shares outstanding, end of year	8,100,000	7,300,000	2,584,045	2,334,045

The accompanying notes are an integral part of these financial statements.

140

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Regional Banks Bull 3X Shares		Direxion Daily Retail Bull 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
Operations:
Net investment income	$18,469,771	$9,912,041	$667,000	$771,755
Net realized gain (loss)	343,059,316	(229,388,819)	19,505,410	(8,445,808)
Change in net unrealized appreciation (depreciation)	369,631,528	(45,685,169)	6,868,023	(7,932,387)
Net increase (decrease) in net assets resulting from operations	731,160,615	(265,161,947)	27,040,433	(15,606,440)
Distributions to shareholders:
Net distributions to shareholders	(18,854,004)	(9,723,478)	(698,835)	(826,260)
Total distributions	(18,854,004)	(9,723,478)	(698,835)	(826,260)
Capital share transactions:
Proceeds from shares sold	937,670,554	1,112,836,754	34,649,148	39,275,537
Cost of shares redeemed	(1,335,137,365)	(602,740,553)	(59,193,535)	(34,916,098)
Transaction fees (Note 4)	293,603	137,290	13,827	7,856
Net increase (decrease) in net assets resulting from capital transactions	(397,173,208)	510,233,491	(24,530,560)	4,367,295
Total increase (decrease) in net assets	315,133,403	235,348,066	1,811,038	(12,065,405)
Net assets:
Beginning of year	447,780,629	212,432,563	38,954,219	51,019,624
End of year	$762,914,032	$447,780,629	$40,765,257	$38,954,219
Changes in shares outstanding
Shares outstanding, beginning of year	9,973,935	709,859	7,621,105	6,271,105
Shares sold	12,950,000	17,385,000	4,100,000	5,800,000
Shares repurchased	(15,950,000)	(8,120,924)	(6,850,000)	(4,450,000)
Shares outstanding, end of year	6,973,935	9,973,935	4,871,105	7,621,105

The accompanying notes are an integral part of these financial statements.

141

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily S&P 500® High Beta Bull 3X Shares		Direxion Daily S&P 500® High Beta Bear 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
Operations:
Net investment income	$681,610	$413,255	$1,609,897	$2,059,898
Net realized gain (loss)	34,108,089	12,118,699	(20,736,858)	(25,035,751)
Change in net unrealized appreciation (depreciation)	17,133,141	(16,677,923)	(20,988,628)	5,370,298
Net increase (decrease) in net assets resulting from operations	51,922,840	(4,145,969)	(40,115,589)	(17,605,555)
Distributions to shareholders:
Net distributions to shareholders	(684,425)	(383,793)	(1,760,835)	(1,776,769)
Total distributions	(684,425)	(383,793)	(1,760,835)	(1,776,769)
Capital share transactions:
Proceeds from shares sold	27,106,274	57,992,938	71,603,904	123,123,807
Cost of shares redeemed	(98,444,169)	(63,528,590)	(61,523,668)	(108,582,683)
Transaction fees (Note 4)	22,138	13,806	18,457	32,572
Net increase (decrease) in net assets resulting from capital transactions	(71,315,757)	(5,521,846)	10,098,693	14,573,696
Total decrease in net assets	(20,077,342)	(10,051,608)	(31,777,731)	(4,808,628)
Net assets:
Beginning of year	59,182,957	69,234,565	61,619,048	66,427,676
End of year	$39,105,615	$59,182,957	$29,841,317	$61,619,048
Changes in shares outstanding
Shares outstanding, beginning of year	2,814,370	2,714,370	1,025,454	770,683
Shares sold	700,000	2,100,000	2,600,000	2,295,000
Shares repurchased	(2,550,000)	(2,000,000)	(2,200,000)	(2,040,229)
Shares outstanding, end of year	964,370	2,814,370	1,425,454	1,025,454

The accompanying notes are an integral part of these financial statements.

142

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily S&P Biotech Bull 3X Shares		Direxion Daily S&P Biotech Bear 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
Operations:
Net investment income	$2,687,049	$6,689,908	$4,474,520	$3,439,371
Net realized gain (loss)	405,246,921	(385,343,790)	(46,441,054)	15,206,346
Change in net unrealized appreciation (depreciation)	430,346,652	(367,624,729)	(17,914,515)	22,122,182
Net increase (decrease) in net assets resulting from operations	838,280,622	(746,278,611)	(59,881,049)	40,767,899
Distributions to shareholders:
Net distributions to shareholders	(4,277,465)	(1,704,008)	(4,302,906)	(3,401,055)
Return of capital	(1,053,048)	—	—	—
Total distributions	(5,330,513)	(1,704,008)	(4,302,906)	(3,401,055)
Capital share transactions:
Proceeds from shares sold	1,568,713,191	1,907,865,730	1,021,935,854	1,009,371,534
Cost of shares redeemed	(2,192,242,411)	(1,642,625,529)	(942,123,153)	(1,175,141,339)
Transaction fees (Note 4)	501,573	400,518	282,637	352,543
Net increase (decrease) in net assets resulting from capital transactions	(623,027,647)	265,640,719	80,095,338	(165,417,262)
Total increase (decrease) in net assets	209,922,462	(482,341,900)	15,911,383	(128,050,418)
Net assets:
Beginning of year	677,504,917	1,159,846,817	61,924,350	189,974,768
End of year	$887,427,379	$677,504,917	$77,835,733	$61,924,350
Changes in shares outstanding
Shares outstanding, beginning of year	12,445,580	7,813,080	2,316,024	9,416,024
Shares sold	13,985,000	16,910,000	127,850,000	62,500,000
Shares repurchased	(19,006,094)	(12,277,500)	(117,550,000)	(69,600,000)
Shares outstanding, end of year	7,424,486	12,445,580	12,616,024	2,316,024

The accompanying notes are an integral part of these financial statements.

143

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Semiconductor Bull 3X Shares		Direxion Daily Semiconductor Bear 3X Shares[1]
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
Operations:
Net investment income	$80,266,131	$42,961,896	$38,158,402	$46,921,429
Net realized gain (loss)	5,954,291,958	1,720,324,932	(952,672,495)	(1,440,154,710)
Change in net unrealized appreciation (depreciation)	538,143,503	839,332,544	(111,617,494)	89,548,417
Net increase (decrease) in net assets resulting from operations	6,572,701,592	2,602,619,372	(1,026,131,587)	(1,303,684,864)
Distributions to shareholders:
Net distributions to shareholders	(76,014,041)	(43,096,740)	(38,472,872)	(43,792,551)
Total distributions	(76,014,041)	(43,096,740)	(38,472,872)	(43,792,551)
Capital share transactions:
Proceeds from shares sold	25,562,714,730	10,580,937,669	8,057,514,286	9,770,072,277
Cost of shares redeemed	(27,548,978,143)	(11,207,940,372)	(6,848,285,720)	(8,305,932,790)
Transaction fees (Note 4)	7,043,432	2,957,947	3,079,340	2,472,680
Net increase (decrease) in net assets resulting from capital transactions	(1,979,219,981)	(624,044,756)	1,212,307,906	1,466,612,167
Total increase in net assets	4,517,467,570	1,935,477,876	147,703,447	119,134,752
Net assets:
Beginning of year	5,409,550,146	3,474,072,270	710,105,701	590,970,949
End of year	$9,927,017,716	$5,409,550,146	$857,809,148	$710,105,701
Changes in shares outstanding
Shares outstanding, beginning of year	362,550,060	390,950,060	5,242,344	992,344
Shares sold	703,950,000	617,300,000	245,680,000	61,115,000
Shares repurchased	(734,850,000)	(645,700,000)	(213,835,822)	(56,865,000)
Shares outstanding, end of year	331,650,060	362,550,060	37,086,522	5,242,344

[1]	Effective April 15, 2024, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
The accompanying notes are an integral part of these financial statements.

144

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Technology Bull 3X Shares		Direxion Daily Technology Bear 3X Shares[1]
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
Operations:
Net investment income	$11,931,572	$8,511,155	$4,629,283	$5,628,820
Net realized gain (loss)	1,125,093,884	726,387,060	(93,687,980)	(104,388,956)
Change in net unrealized appreciation (depreciation)	738,176,319	115,113,941	(1,329,015)	(36,021,980)
Net increase (decrease) in net assets resulting from operations	1,875,201,775	850,012,156	(90,387,712)	(134,782,116)
Distributions to shareholders:
Net distributions to shareholders	(11,519,235)	(8,366,866)	(4,898,417)	(4,968,948)
Total distributions	(11,519,235)	(8,366,866)	(4,898,417)	(4,968,948)
Capital share transactions:
Proceeds from shares sold	3,339,904,681	1,413,005,654	1,353,262,080	1,129,604,048
Cost of shares redeemed	(4,136,493,265)	(1,608,844,840)	(1,271,502,400)	(1,035,197,838)
Transaction fees (Note 4)	958,422	359,690	381,449	310,560
Net increase (decrease) in net assets resulting from capital transactions	(795,630,162)	(195,479,496)	82,141,129	94,716,770
Total increase (decrease) in net assets	1,068,052,378	646,165,794	(13,145,000)	(45,034,294)
Net assets:
Beginning of year	2,014,960,734	1,368,794,940	114,500,214	159,534,508
End of year	$3,083,013,112	$2,014,960,734	$101,355,214	$114,500,214
Changes in shares outstanding
Shares outstanding, beginning of year	47,550,000	53,300,000	710,026	380,026
Shares sold	47,350,000	34,000,000	16,115,000	5,635,000
Shares repurchased	(57,250,000)	(39,750,000)	(15,000,000)	(5,305,000)
Shares outstanding, end of year	37,650,000	47,550,000	1,825,026	710,026

[1]	Effective November 4, 2024, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
The accompanying notes are an integral part of these financial statements.

145

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Transportation Bull 3X Shares		Direxion Daily Utilities Bull 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
Operations:
Net investment income	$353,344	$376,536	$939,627	$653,332
Net realized gain (loss)	6,134,094	(627,835)	11,316,701	(4,821,348)
Change in net unrealized appreciation (depreciation)	6,707,483	(326,794)	25,163,378	(4,719,266)
Net increase (decrease) in net assets resulting from operations	13,194,921	(578,093)	37,419,706	(8,887,282)
Distributions to shareholders:
Net distributions to shareholders	(367,458)	(358,776)	(1,032,613)	(565,817)
Total distributions	(367,458)	(358,776)	(1,032,613)	(565,817)
Capital share transactions:
Proceeds from shares sold	6,686,797	6,300,874	61,115,484	47,512,186
Cost of shares redeemed	(15,701,082)	(11,184,977)	(80,071,150)	(22,114,430)
Transaction fees (Note 4)	3,141	2,694	16,773	4,423
Net increase (decrease) in net assets resulting from capital transactions	(9,011,144)	(4,881,409)	(18,938,893)	25,402,179
Total increase (decrease) in net assets	3,816,319	(5,818,278)	17,448,200	15,949,080
Net assets:
Beginning of year	17,424,232	23,242,510	37,831,705	21,882,625
End of year	$21,240,551	$17,424,232	$55,279,905	$37,831,705
Changes in shares outstanding
Shares outstanding, beginning of year	900,001	1,050,001	2,100,001	750,001
Shares sold	250,000	250,000	2,300,000	2,100,000
Shares repurchased	(500,000)	(400,000)	(2,950,000)	(750,000)
Shares outstanding, end of year	650,001	900,001	1,450,001	2,100,001

The accompanying notes are an integral part of these financial statements.

146

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily 7-10 Year Treasury Bull 3X Shares		Direxion Daily 7-10 Year Treasury Bear 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
Operations:
Net investment income	$1,466,477	$846,763	$663,079	$979,531
Net realized gain (loss)	(1,118,015)	(7,179,054)	1,891,636	927,443
Change in net unrealized appreciation (depreciation)	7,999,329	(3,657,657)	(6,176,265)	371,604
Net increase (decrease) in net assets resulting from operations	8,347,791	(9,989,948)	(3,621,550)	2,278,578
Distributions to shareholders:
Net distributions to shareholders	(1,486,393)	(733,853)	(715,511)	(868,392)
Total distributions	(1,486,393)	(733,853)	(715,511)	(868,392)
Capital share transactions:
Proceeds from shares sold	43,372,533	48,828,705	7,143,989	14,265,610
Cost of shares redeemed	(41,736,665)	(18,107,208)	(17,695,600)	(42,207,200)
Transaction fees (Note 4)	10,569	5,288	5,309	25,274
Net increase (decrease) in net assets resulting from capital transactions	1,646,437	30,726,785	(10,546,302)	(27,916,316)
Total increase (decrease) in net assets	8,507,835	20,002,984	(14,883,363)	(26,506,130)
Net assets:
Beginning of year	44,284,720	24,281,736	29,629,318	56,135,448
End of year	$52,792,555	$44,284,720	$14,745,955	$29,629,318
Changes in shares outstanding
Shares outstanding, beginning of year	1,950,000	850,000	1,800,000	3,950,000
Shares sold	1,650,000	1,700,000	500,000	1,050,000
Shares repurchased	(1,500,000)	(600,000)	(1,250,000)	(3,200,000)
Shares outstanding, end of year	2,100,000	1,950,000	1,050,000	1,800,000

The accompanying notes are an integral part of these financial statements.

147

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily 20+ Year Treasury Bull 3X Shares		Direxion Daily 20+ Year Treasury Bear 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
Operations:
Net investment income	$165,170,888	$52,328,244	$8,521,496	$12,343,378
Net realized gain (loss)	(481,990,690)	(1,037,298,687)	(84,727,793)	96,540,706
Change in net unrealized appreciation (depreciation)	747,707,057	(525,010,582)	(35,851,867)	(86,933,259)
Net increase (decrease) in net assets resulting from operations	430,887,255	(1,509,981,025)	(112,058,164)	21,950,825
Distributions to shareholders:
Net distributions to shareholders	(160,750,393)	(43,514,596)	(9,322,553)	(10,844,169)
Total distributions	(160,750,393)	(43,514,596)	(9,322,553)	(10,844,169)
Capital share transactions:
Proceeds from shares sold	12,461,286,545	4,677,431,969	2,349,060,046	1,826,053,350
Cost of shares redeemed	(8,968,495,310)	(1,265,403,706)	(2,453,063,679)	(2,124,903,945)
Transaction fees (Note 4)	2,442,361	385,412	1,572,279	637,471
Net increase (decrease) in net assets resulting from capital transactions	3,495,233,596	3,412,413,675	(102,431,354)	(298,213,124)
Total increase (decrease) in net assets	3,765,370,458	1,858,918,054	(223,812,071)	(287,106,468)
Net assets:
Beginning of year	2,296,103,374	437,185,320	401,543,190	688,649,658
End of year	$6,061,473,832	$2,296,103,374	$177,731,119	$401,543,190
Changes in shares outstanding
Shares outstanding, beginning of year	57,830,000	6,235,000	7,797,044	17,297,044
Shares sold	236,425,000	71,190,000	67,650,000	52,900,000
Shares repurchased	(168,056,614)	(19,595,000)	(70,300,000)	(62,400,000)
Shares outstanding, end of year	126,198,386	57,830,000	5,147,044	7,797,044

The accompanying notes are an integral part of these financial statements.

148

DIREXION SHARES ETF TRUST
Financial Highlights
October 31, 2024

												Ratios to Average Net Assets[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss) [1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Mid Cap Bull 3X Shares
For the Year Ended October 31, 2024	$28.26	$0.63	$24.97	$25.60	$(0.72)	$ —	$—	$(0.72)	$53.14	90.91%	$82,371	1.43%	1.41%	1.32%	0.95%	0.93%	1.80%	129%
For the Year Ended October 31, 2023	36.77	0.53	(8.65)	(8.12)	(0.39)	—	—	(0.39)	28.26	−22.31%	39,573	1.23%	1.24%	1.39%	0.95%	0.96%	1.67%	17%
For the Year Ended October 31, 2022	67.09	0.15	(30.47)	(30.32)	—	—	—	—	36.77	−45.19%	47,801	0.98%	0.99%	0.31%	0.95%	0.96%	0.34%	54%
For the Year Ended October 31, 2021	22.89	(0.08)	44.29	44.21	(0.01)	—	—	(0.01)	67.09	193.19%	90,584	0.96%	0.95%	(0.14)%	0.95%	0.94%	(0.13)%	33%
For the Year Ended October 31, 2020	42.25	0.06	(19.24)	(19.18)	(0.17)	—	(0.01)	(0.18)	22.89	−45.61%	40,055	1.00%	1.06%	0.25%	0.95%	1.01%	0.30%	91%
Direxion Daily S&P 500® Bull 3X Shares
For the Year Ended October 31, 2024	72.12	1.25	85.38	86.63	(1.23)	—	—	(1.23)	157.52	120.50%	4,906,705	1.57%	1.67%	0.98%	0.81%	0.91%	1.74%	29%
For the Year Ended October 31, 2023	65.97	0.87	6.12	6.99	(0.84)	—	—	(0.84)	72.12	10.54%	2,625,285	1.31%	1.35%	1.10%	0.88%	0.92%	1.53%	65%
For the Year Ended October 31, 2022	130.30	0.22	(64.36)	(64.14)	(0.19)	—	—	(0.19)	65.97	−49.27%	2,546,628	0.91%	0.96%	0.23%	0.88%	0.93%	0.26%	113%
For the Year Ended October 31, 2021	48.08	0.13	82.25	82.38	(0.16)	—	—	(0.16)	130.30	171.57%	3,348,750	0.91%	0.93%	0.14%	0.90%	0.92%	0.15%	28%
For the Year Ended October 31, 2020	55.25	0.16	(7.02)	(6.86)	(0.31)	—	—	(0.31)	48.08	−12.54%	1,331,734	1.03%	1.04%	0.34%	0.95%	0.96%	0.42%	223%
Direxion Daily S&P 500® Bear 3X Shares
For the Year Ended October 31, 2024	16.94	0.42	(10.03)	(9.61)	(0.44)	—	—	(0.44)	6.89	−57.19%	501,717	1.03%	1.03%	4.62%	0.91%	0.91%	4.74%	0%
For the Year Ended October 31, 2023	22.66	0.58	(5.75)	(5.17)	(0.55)	—	—	(0.55)	16.94	−22.66%	690,955	1.17%	1.15%	3.49%	0.94%	0.92%	3.72%	0%
For the Year Ended October 31, 2022	18.78	0.04	3.84	3.88	—	—	—	—	22.66	20.66%	887,711	1.08%	1.06%	0.20%	0.95%	0.93%	0.33%	0%
For the Year Ended October 31, 2021	61.00	(0.27)	(41.95)	(42.22)	—	—	—	—	18.78	−69.21%	388,357	0.95%	0.92%	(0.92)%	0.95%	0.92%	(0.92)%	0%
For the Year Ended October 31, 2020	160.60	(0.40)	(98.60)	(99.00)	(0.40)	—	(0.20)	(0.60)	61.00	−61.87%	803,180	0.96%	0.99%	(0.45)%	0.95%	0.98%	(0.44)%	0%
Direxion Daily Small Cap Bull 3X Shares
For the Year Ended October 31, 2024	22.77	0.46	18.96	19.42	(0.43)	—	—	(0.43)	41.76	85.49%	2,158,998	1.27%	1.29%	1.19%	0.87%	0.89%	1.59%	222%
For the Year Ended October 31, 2023	38.28	0.48	(15.61)	(15.13)	(0.38)	—	—	(0.38)	22.77	−39.82%	1,272,601	1.24%	1.24%	1.43%	0.91%	0.91%	1.76%	102%
For the Year Ended October 31, 2022	93.14	0.11	(54.92)	(54.81)	(0.05)	—	—	(0.05)	38.28	−58.86%	1,217,463	0.94%	0.94%	0.22%	0.91%	0.91%	0.25%	114%
For the Year Ended October 31, 2021	32.03	(0.23)	61.35	61.12	(0.01)	—	—	(0.01)	93.14	190.83%	1,499,519	0.91%	0.91%	(0.28)%	0.90%	0.90%	(0.27)%	62%
For the Year Ended October 31, 2020	59.64	0.02	(27.47)	(27.45)	(0.12)	—	(0.04)	(0.16)	32.03	−46.16%	831,202	1.03%	1.01%	0.06%	0.95%	0.93%	0.14%	76%
Direxion Daily Small Cap Bear 3X Shares
For the Year Ended October 31, 2024	38.10	0.70	(23.95)	(23.25)	(0.73)	—	—	(0.73)	14.12	−61.41%	344,247	1.29%	1.29%	4.03%	0.90%	0.90%	4.42%	0%
For the Year Ended October 31, 2023	32.33	0.99	5.76	6.75	(0.98)	—	—	(0.98)	38.10	21.75%	328,542	1.30%	1.30%	3.45%	0.90%	0.90%	3.85%	0%
For the Year Ended October 31, 2022	26.89	0.01	5.43	5.44	—	—	—	—	32.33	20.23%	547,165	0.99%	0.99%	0.04%	0.91%	0.91%	0.12%	0%
For the Year Ended October 31, 2021	124.40	(0.33)	(97.18)	(97.51)	—	—	—	—	26.89	−78.38%	504,783	0.94%	0.90%	(0.91)%	0.94%	0.90%	(0.91)%	0%
For the Year Ended October 31, 2020	345.52	(0.88)	(218.88)	(219.76)	(0.96)	—	(0.40)	(1.36)	124.40	−63.86%	545,802	0.97%	0.97%	(0.46)%	0.95%	0.95%	(0.44)%	0%
Direxion Daily FTSE China Bull 3X Shares
For the Year Ended October 31, 2024	25.08	0.54	7.97	8.51	(0.59)	—	—	(0.59)	33.00	35.26%	2,015,946	1.53%	1.53%	2.32%	0.92%	0.92%	2.93%	274%
For the Year Ended October 31, 2023	19.95	0.86	5.21	6.07	(0.94)	—	—	(0.94)	25.08	28.74%	628,056	1.15%	1.14%	2.23%	0.95%	0.94%	2.43%	126%
For the Year Ended October 31, 2022	223.80	0.70	(204.20)	(203.50)	(0.35)	—	—	(0.35)	19.95	−91.06%	217,357	0.97%	0.97%	0.78%	0.95%	0.95%	0.80%	102%
For the Year Ended October 31, 2021	335.60	0.60	(109.60)	(109.00)	(2.80)	—	—	(2.80)	223.80	−32.82%	482,288	0.95%	0.93%	0.17%	0.95%	0.93%	0.17%	50%
For the Year Ended October 31, 2020	361.00	3.00	(24.80)	(21.80)	(3.20)	—	(0.40)	(3.60)	335.60	−6.03%	260,909	0.99%	1.01%	0.96%	0.95%	0.97%	1.00%	264%

The accompanying notes are an integral part of these financial statements.

149

DIREXION SHARES ETF TRUST
Financial Highlights
October 31, 2024(Continued)

												Ratios to Average Net Assets[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss) [1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily FTSE China Bear 3X Shares[12]
For the Year Ended October 31, 2024	$241.40	$6.23	$(165.22)	$(158.99)	$(8.66)	$ —	$—	$(8.66)	$73.75	−67.92%	$184,483	1.34%	1.32%	4.19%	0.95%	0.93%	4.58%	0%
For the Year Ended October 31, 2023	763.20	6.80	(522.00)	(515.20)	(6.60)	—	—	(6.60)	241.40	−67.40%	123,997	1.58%	1.58%	3.29%	0.95%	0.95%	3.92%	0%
For the Year Ended October 31, 2022	337.20	0.40	425.60	426.00	—	—	—	—	763.20	126.33%	168,948	1.06%	1.06%	0.09%	0.95%	0.95%	0.20%	0%
For the Year Ended October 31, 2021	418.20	(2.80)	(78.20)	(81.00)	—	—	—	—	337.20	−19.37%	66,230	0.95%	0.98%	(0.93)%	0.95%	0.98%	(0.93)%	0%
For the Year Ended October 31, 2020	998.80	(1.00)	(575.60)	(576.60)	(2.20)	—	(1.80)	(4.00)	418.20	−57.94%	44,477	0.98%	1.03%	(0.14)%	0.95%	1.00%	(0.11)%	0%
Direxion Daily FTSE Europe Bull 3X Shares
For the Year Ended October 31, 2024	15.92	0.66	8.42	9.08	(0.71)	—	—	(0.71)	24.29	56.86%	21,859	1.41%	1.41%	2.68%	0.95%	0.95%	3.14%	0%
For the Year Ended October 31, 2023	12.83	0.48	3.11	3.59	(0.50)	—	—	(0.50)	15.92	27.29%	17,516	1.48%	1.48%	2.36%	0.95%	0.95%	2.89%	15%
For the Year Ended October 31, 2022	38.34	0.28	(25.53)	(25.25)	(0.26)	—	—	(0.26)	12.83	−66.00%	17,965	0.98%	0.99%	1.16%	0.95%	0.96%	1.19%	0%
For the Year Ended October 31, 2021	14.48	0.15	23.85	24.00	(0.14)	—	—	(0.14)	38.34	165.99%	47,924	0.96%	0.93%	0.45%	0.95%	0.92%	0.46%	51%
For the Year Ended October 31, 2020	29.27	0.09	(14.74)	(14.65)	(0.14)	—	—	(0.14)	14.48	−50.09%	13,757	1.03%	1.09%	0.43%	0.95%	1.01%	0.51%	101%
Direxion Daily MSCI Emerging Markets Bull 3X Shares
For the Year Ended October 31, 2024	22.57	1.10	11.49	12.59	(1.15)	—	—	(1.15)	34.01	56.23%	82,706	1.45%	1.41%	3.56%	0.95%	0.91%	4.06%	220%
For the Year Ended October 31, 2023	21.64	1.11	0.75	1.86	(0.93)	—	—	(0.93)	22.57	7.70%	65,028	1.15%	1.17%	3.66%	0.95%	0.97%	3.86%	320%
For the Year Ended October 31, 2022	81.27	0.37	(60.00)	(59.63)	—	—	—	—	21.64	−73.37%	49,367	0.96%	0.97%	0.74%	0.95%	0.96%	0.75%	262%
For the Year Ended October 31, 2021	59.82	(0.15)	21.73	21.58	(0.09)	—	(0.04)	(0.13)	81.27	36.04%	169,181	0.96%	0.94%	(0.16)%	0.95%	0.93%	(0.15)%	87%
For the Year Ended October 31, 2020	73.05	0.27	(13.07)	(12.80)	(0.43)	—	—	(0.43)	59.82	−16.88%	136,479	1.02%	1.04%	0.46%	0.95%	0.97%	0.53%	192%
Direxion Daily MSCI Emerging Markets Bear 3X Shares
For the Year Ended October 31, 2024	15.27	0.44	(7.22)	(6.78)	(0.48)	—	—	(0.48)	8.01	−44.83%	16,791	1.18%	1.52%	4.32%	0.95%	1.29%	4.55%	0%
For the Year Ended October 31, 2023	20.95	0.44	(5.71)	(5.27)	(0.41)	—	—	(0.41)	15.27	−24.78%	28,183	1.41%	1.61%	3.36%	0.95%	1.15%	3.82%	0%
For the Year Ended October 31, 2022	9.03	(0.00)[10]	11.92	11.92	—	—	—	—	20.95	132.00%	56,453	1.10%	1.23%	—%	0.95%	1.08%	0.15%	0%
For the Year Ended October 31, 2021	17.25	(0.08)	(8.14)	(8.22)	—	—	—	—	9.03	−47.65%	26,590	0.95%	1.17%	(0.93)%	0.95%	1.17%	(0.93)%	0%
For the Year Ended October 31, 2020	42.02	(0.04)	(24.56)	(24.60)	(0.11)	—	(0.06)	(0.17)	17.25	−58.79%	38,720	0.98%	1.08%	(0.12)%	0.95%	1.05%	(0.09)%	0%
Direxion Daily MSCI Mexico Bull 3X Shares
For the Year Ended October 31, 2024	18.62	0.56	(6.58)	(6.02)	(0.58)	—	—	(0.58)	12.02	−33.99%	24,840	1.22%	1.25%	2.79%	0.95%	0.98%	3.06%	56%
For the Year Ended October 31, 2023	17.49	0.47	1.10	1.57	(0.44)	—	—	(0.44)	18.62	8.49%	10,539	2.12%	2.20%	1.88%	0.95%	1.03%	3.05%	71%
For the Year Ended October 31, 2022	16.62	0.21	0.83	1.04	(0.17)	—	—	(0.17)	17.49	6.35%	11,650	0.98%	1.09%	1.27%	0.95%	1.06%	1.30%	25%
For the Year Ended October 31, 2021	6.40	(0.01)	10.27	10.26	(0.04)	—	—	(0.04)	16.62	160.49%	15,225	0.96%	0.99%	(0.04)%	0.95%	0.98%	(0.03)%	180%
For the Year Ended October 31, 2020	26.06	0.02	(19.58)	(19.56)	(0.08)	—	(0.02)	(0.10)	6.40	−75.36%	10,660	1.03%	1.26%	0.18%	0.95%	1.18%	0.26%	188%
Direxion Daily MSCI South Korea Bull 3X Shares
For the Year Ended October 31, 2024	5.48	0.19	0.12	0.31	(0.22)	—	—	(0.22)	5.57	4.21%	57,696	1.34%	1.35%	2.45%	0.95%	0.96%	2.84%	82%
For the Year Ended October 31, 2023	6.00	0.14	(0.53)	(0.39)	(0.13)	—	—	(0.13)	5.48	−7.30%	26,053	1.32%	1.37%	1.67%	0.95%	1.00%	2.04%	73%
For the Year Ended October 31, 2022	26.12	0.11	(20.04)	(19.93)	(0.14)	—	(0.05)	(0.19)	6.00	−76.86%	20,094	0.96%	1.01%	0.78%	0.95%	1.00%	0.79%	27%
For the Year Ended October 31, 2021	16.66	(0.27)	9.73	9.46	(0.00)[10]	—	—	(0.00)[10]	26.12	56.80%	47,022	0.96%	0.97%	(0.73)%	0.95%	0.96%	(0.72)%	97%
For the Year Ended October 31, 2020	21.32	(0.00)[10]	(4.47)	(4.47)	(0.19)	—	—	(0.19)	16.66	−21.27%	25,821	1.01%	1.15%	(0.02)%	0.95%	1.09%	0.04%	327%

The accompanying notes are an integral part of these financial statements.

150

DIREXION SHARES ETF TRUST
Financial Highlights
October 31, 2024(Continued)

												Ratios to Average Net Assets[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss) [1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Aerospace & Defense Bull 3X Shares
For the Year Ended October 31, 2024	$16.35	$0.36	$15.03	$15.39	$(0.32)	$—	$—	$(0.32)	$31.42	94.57%	$186,970	1.41%	1.41%	1.38%	0.92%	0.92%	1.87%	52%
For the Year Ended October 31, 2023	18.12	0.24	(1.79)	(1.55)	(0.22)	—	—	(0.22)	16.35	−8.70%	155,357	1.21%	1.21%	1.23%	0.93%	0.93%	1.51%	32%
For the Year Ended October 31, 2022	20.58	0.04	(2.12)	(2.08)	(0.04)	(0.34)	—	(0.38)	18.12	−10.07%	194,780	0.98%	0.97%	0.19%	0.94%	0.93%	0.23%	77%
For the Year Ended October 31, 2021	8.87	(0.03)	11.75	11.72	(0.01)	—	—	(0.01)	20.58	132.19%	280,890	0.96%	0.93%	(0.17)%	0.95%	0.92%	(0.16)%	64%
For the Year Ended October 31, 2020	55.54	0.01	(46.58)	(46.57)	(0.06)	—	(0.04)	(0.10)	8.87	−83.86%	199,485	0.99%	1.02%	0.07%	0.95%	0.98%	0.11%	159%
Direxion Daily Consumer Discretionary Bull 3X Shares
For the Year Ended October 31, 2024	21.67	0.32	16.56	16.88	(0.33)	—	—	(0.33)	38.22	78.00%	22,930	1.17%	1.18%	0.98%	0.95%	0.96%	1.20%	72%
For the Year Ended October 31, 2023	23.48	0.15	(1.87)	(1.72)	(0.09)	—	—	(0.09)	21.67	−7.37%	24,922	1.47%	1.50%	0.60%	0.95%	0.98%	1.12%	99%
For the Year Ended October 31, 2022	92.11	(0.12)	(68.51)	(68.63)	—	—	—	—	23.48	−74.51%	24,653	1.03%	1.06%	(0.25)%	0.95%	0.98%	(0.17)%	149%
For the Year Ended October 31, 2021	36.13	(0.33)	56.31	55.98	—	—	—	—	92.11	154.94%	55,264	0.96%	0.99%	(0.54)%	0.95%	0.98%	(0.53)%	18%
For the Year Ended October 31, 2020	31.74	(0.06)	4.52	4.46	(0.07)	—	—	(0.07)	36.13	14.26%	12,647	1.00%	1.46%	(0.20)%	0.95%	1.41%	(0.15)%	101%
Direxion Daily Dow Jones Internet Bull 3X Shares
For the Year Ended October 31, 2024	8.63	—	11.80	11.80	—	—	—	—	20.43	136.73%	134,853	1.80%	1.78%	(0.02)%	0.94%	0.92%	0.84%	61%
For the Year Ended October 31, 2023	7.21	(0.00)[10]	1.42	1.42	(0.00)[10]	—	—	(0.00)[10]	8.63	19.70%	118,634	1.70%	1.68%	(0.04)%	0.95%	0.93%	0.71%	110%
For the Year Ended October 31, 2022	86.93	(0.07)	(76.60)	(76.67)	—	(3.05)	—	(3.05)	7.21	−91.32%	103,100	0.98%	0.99%	(0.39)%	0.95%	0.96%	(0.36)%	55%
For the Year Ended October 31, 2021	45.47	(0.62)	42.08	41.46	—	—	—	—	86.93	91.18%	99,968	0.96%	0.96%	(0.81)%	0.95%	0.95%	(0.80)%	65%
For the Period November 7, 2019[9] through October 31, 2020	25.00	(0.25)	20.74	20.49	(0.02)	—	—	(0.02)	45.47	81.99%	34,100	0.97%	1.14%	(0.66)%	0.95%	1.12%	(0.64)%	123%
Direxion Daily Dow Jones Internet Bear 3X Shares[13]
For the Year Ended October 31, 2024	158.00	3.44	(107.99)	(104.55)	(4.09)	—	—	(4.09)	49.36	−66.86%	17,127	1.07%	1.14%	4.77%	0.95%	1.02%	4.89%	0%
For the Year Ended October 31, 2023	382.20	6.90	(224.90)	(218.00)	(6.20)	—	—	(6.20)	158.00	−57.09%	36,653	1.44%	1.46%	3.50%	0.95%	0.97%	3.99%	0%
For the Year Ended October 31, 2022	143.90	1.70	236.70	238.40	(0.10)	—	—	(0.10)	382.20	165.69%	56,183	1.06%	1.11%	0.49%	0.95%	1.00%	0.60%	0%
For the Year Ended October 31, 2021	442.30	(1.80)	(296.60)	(298.40)	—	—	—	—	143.90	−67.47%	4,604	0.95%	1.56%	(0.93)%	0.95%	1.56%	(0.93)%	0%
For the Period November 7, 2019[9] through October 31, 2020	2,500.00	(2.40)	(2,049.60)	(2,052.00)	(2.80)	—	(2.90)	(5.70)	442.30	−82.26%	5,305	0.96%	2.14%	(0.30)%	0.95%	2.13%	(0.29)%	0%
Direxion Daily Financial Bull 3X Shares
For the Year Ended October 31, 2024	53.45	1.24	85.08	86.32	(1.33)	—	—	(1.33)	138.44	162.48%	2,374,110	1.57%	1.59%	1.23%	0.87%	0.89%	1.93%	19%
For the Year Ended October 31, 2023	73.63	1.25	(20.02)	(18.77)	(1.41)	—	—	(1.41)	53.45	−25.79%	1,432,425	1.12%	1.13%	1.85%	0.89%	0.90%	2.08%	80%
For the Year Ended October 31, 2022	144.45	0.81	(70.93)	(70.12)	(0.70)	—	—	(0.70)	73.63	−48.61%	1,892,223	0.89%	0.93%	0.82%	0.87%	0.91%	0.84%	109%
For the Year Ended October 31, 2021	33.61	0.52	110.82	111.34	(0.50)	—	—	(0.50)	144.45	332.26%	3,582,160	0.86%	0.91%	0.56%	0.85%	0.90%	0.57%	70%
For the Year Ended October 31, 2020	80.94	0.32	(47.34)	(47.02)	(0.31)	—	—	(0.31)	33.61	−58.07%	1,347,638	1.03%	1.03%	0.73%	0.94%	0.94%	0.82%	247%
Direxion Daily Financial Bear 3X Shares
For the Year Ended October 31, 2024	21.62	0.50	(14.26)	(13.76)	(0.51)	—	—	(0.51)	7.35	−64.30%	128,316	1.05%	1.05%	4.81%	0.91%	0.91%	4.95%	0%
For the Year Ended October 31, 2023	20.50	0.61	1.10	1.71	(0.59)	—	—	(0.59)	21.62	8.57%	167,617	1.35%	1.33%	3.25%	0.93%	0.91%	3.67%	0%
For the Year Ended October 31, 2022	18.33	0.01	2.16	2.17	—	—	—	—	20.50	11.84%	190,690	1.04%	1.01%	0.05%	0.95%	0.92%	0.14%	0%
For the Year Ended October 31, 2021	118.00	(0.33)	(99.34)	(99.67)	—	—	—	—	18.33	−84.47%	130,234	0.95%	0.92%	(0.93)%	0.95%	0.92%	(0.93)%	0%
For the Year Ended October 31, 2020	261.76	(0.88)	(141.92)	(142.80)	(0.64)	—	(0.32)	(0.96)	118.00	−54.76%	271,668	0.96%	0.98%	(0.48)%	0.95%	0.97%	(0.47)%	0%

The accompanying notes are an integral part of these financial statements.

151

DIREXION SHARES ETF TRUST
Financial Highlights
October 31, 2024(Continued)

												Ratios to Average Net Assets[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss) [1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Healthcare Bull 3X Shares
For the Year Ended October 31, 2024	$79.01	$1.30	$35.22	$36.52	$(1.53)	$—	$(0.00)[10]	$(1.53)	$114.00	46.26%	$153,896	1.49%	1.49%	1.14%	0.90%	0.90%	1.73%	23%
For the Year Ended October 31, 2023	108.91	1.76	(30.04)	(28.28)	(1.62)	—	—	(1.62)	79.01	−26.23%	154,065	1.02%	1.01%	1.74%	0.92%	0.91%	1.84%	18%
For the Year Ended October 31, 2022	123.96	0.40	(15.12)	(14.72)	(0.33)	—	—	(0.33)	108.91	−11.85%	196,030	0.98%	0.96%	0.35%	0.95%	0.93%	0.38%	16%
For the Year Ended October 31, 2021	55.70	(0.04)	68.31	68.27	(0.01)	—	—	(0.01)	123.96	122.57%	254,116	0.96%	0.94%	(0.05)%	0.95%	0.93%	(0.04)%	2%
For the Year Ended October 31, 2020	58.15	0.12	(2.44)	(2.32)	(0.13)	—	—	(0.13)	55.70	−3.85%	103,039	1.01%	1.04%	0.20%	0.95%	0.98%	0.26%	228%
Direxion Daily Homebuilders & Supplies Bull 3X Shares
For the Year Ended October 31, 2024	43.99	0.53	84.76	85.29	(0.51)	—	—	(0.51)	128.77	193.80%	328,359	1.95%	1.95%	0.46%	0.91%	0.91%	1.50%	70%
For the Year Ended October 31, 2023	26.23	0.14	17.82	17.96	(0.20)	—	—	(0.20)	43.99	68.45%	149,559	2.10%	2.10%	0.28%	0.93%	0.93%	1.45%	108%
For the Year Ended October 31, 2022	83.28	(0.01)	(57.04)	(57.05)	—	—	—	—	26.23	−68.50%	131,145	0.97%	0.97%	(0.01)%	0.93%	0.93%	0.03%	98%
For the Year Ended October 31, 2021	39.58	(0.25)	43.95	43.70	—	—	—	—	83.28	110.41%	383,075	0.96%	0.94%	(0.37)%	0.94%	0.92%	(0.35)%	95%
For the Year Ended October 31, 2020	70.39	(0.12)	(30.69)	(30.81)	(0.00)[10]	—	—	(0.00)[10]	39.58	−43.74%	360,141	1.01%	1.02%	(0.34)%	0.95%	0.96%	(0.28)%	134%
Direxion Daily Industrials Bull 3X Shares
For the Year Ended October 31, 2024	28.20	0.53	33.44	33.97	(0.49)	—	—	(0.49)	61.68	120.91%	37,010	1.56%	1.56%	1.07%	0.95%	0.95%	1.68%	20%
For the Year Ended October 31, 2023	29.04	0.50	(0.83)	(0.33)	(0.51)	—	—	(0.51)	28.20	−1.42%	19,742	1.26%	1.30%	1.47%	0.95%	0.99%	1.78%	21%
For the Year Ended October 31, 2022	45.37	0.12	(16.33)	(16.21)	(0.12)	—	—	(0.12)	29.04	−35.71%	18,873	0.97%	1.01%	0.33%	0.95%	0.99%	0.35%	20%
For the Year Ended October 31, 2021	18.48	(0.00)[10]	26.96	26.96	(0.03)	(0.04)	—	(0.07)	45.37	146.14%	63,520	0.96%	0.96%	(0.01)%	0.95%	0.95%	—%	3%
For the Year Ended October 31, 2020	32.94	0.05	(14.36)	(14.31)	(0.15)	—	—	(0.15)	18.48	−43.33%	16,636	0.97%	1.44%	0.27%	0.95%	1.42%	0.29%	103%
Direxion Daily Pharmaceutical & Medical Bull 3X Shares
For the Year Ended October 31, 2024	5.11	0.11	3.85	3.96	(0.12)	—	—	(0.12)	8.95	77.94%	14,772	1.29%	1.46%	1.53%	0.95%	1.12%	1.87%	67%
For the Year Ended October 31, 2023	10.16	0.13	(5.04)	(4.91)	(0.14)	—	—	(0.14)	5.11	−48.91%	8,180	1.06%	1.37%	1.54%	0.95%	1.26%	1.65%	51%
For the Year Ended October 31, 2022	18.11	0.03	(7.95)	(7.92)	(0.03)	—	—	(0.03)	10.16	−43.75%	11,173	0.98%	1.11%	0.25%	0.95%	1.08%	0.28%	189%
For the Year Ended October 31, 2021	15.76	(0.09)	2.44	2.35	—	—	—	—	18.11	14.91%	31,693	0.95%	1.07%	(0.39)%	0.95%	1.07%	(0.39)%	115%
For the Year Ended October 31, 2020	15.66	(0.06)	0.16	0.10	(0.00)[10]	—	—	(0.00)[10]	15.76	0.64%	11,029	1.03%	1.38%	(0.34)%	0.95%	1.30%	(0.26)%	165%
Direxion Daily Real Estate Bull 3X Shares
For the Year Ended October 31, 2024	6.12	0.27	5.79	6.06	(0.24)	—	(0.01)	(0.25)	11.93	99.78%	96,620	1.38%	1.34%	2.75%	0.95%	0.91%	3.18%	48%
For the Year Ended October 31, 2023	9.85	0.29	(3.77)	(3.48)	(0.25)	—	(0.00)[10]	(0.25)	6.12	−36.09%	44,711	1.15%	1.15%	3.09%	0.95%	0.95%	3.29%	45%
For the Year Ended October 31, 2022	26.14	0.25	(15.16)	(14.91)	(0.25)	(1.13)	—	(1.38)	9.85	−60.04%	47,268	0.98%	0.97%	1.24%	0.95%	0.94%	1.27%	84%
For the Year Ended October 31, 2021	9.03	0.22	17.08	17.30	(0.19)	—	—	(0.19)	26.14	192.60%	147,704	0.96%	0.94%	1.18%	0.95%	0.93%	1.19%	20%
For the Year Ended October 31, 2020	30.84	0.19	(21.40)	(21.21)	(0.17)	(0.40)	(0.03)	(0.60)	9.03	−69.35%	49,659	1.01%	1.08%	1.40%	0.95%	1.02%	1.46%	123%
Direxion Daily Real Estate Bear 3X Shares
For the Year Ended October 31, 2024	65.11	1.37	(39.29)	(37.92)	(1.51)	—	—	(1.51)	25.68	−58.72%	66,357	1.58%	1.54%	3.84%	0.95%	0.91%	4.47%	0%
For the Year Ended October 31, 2023	60.71	1.62	4.40	6.02	(1.62)	—	—	(1.62)	65.11	10.65%	151,961	1.44%	1.40%	3.24%	0.95%	0.91%	3.73%	0%
For the Year Ended October 31, 2022	41.07	0.37	19.27	19.64	—	—	—	—	60.71	47.82%	205,433	1.01%	1.03%	0.75%	0.95%	0.97%	0.81%	0%
For the Year Ended October 31, 2021	153.40	(0.64)	(111.69)	(112.33)	—	—	—	—	41.07	−73.23%	19,926	0.95%	1.17%	(0.93)%	0.95%	1.17%	(0.93)%	0%
For the Year Ended October 31, 2020	257.60	(1.10)	(102.20)	(103.30)	(0.60)	—	(0.30)	(0.90)	153.40	−40.31%	45,283	0.96%	1.14%	(0.60)%	0.95%	1.13%	(0.59)%	0%

The accompanying notes are an integral part of these financial statements.

152

DIREXION SHARES ETF TRUST
Financial Highlights
October 31, 2024(Continued)

												Ratios to Average Net Assets[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss) [1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Regional Banks Bull 3X Shares
For the Year Ended October 31, 2024	$44.90	$2.03	$64.40	$66.43	$(1.93)	$ —	$—	$(1.93)	$109.40	149.84%	$762,914	1.43%	1.43%	2.52%	0.87%	0.87%	3.08%	138%
For the Year Ended October 31, 2023	299.30	1.88	(254.52)	(252.64)	(1.76)	—	—	(1.76)	44.90	−84.66%	447,781	1.38%	1.38%	2.67%	0.90%	0.90%	3.15%	149%
For the Year Ended October 31, 2022	510.20	3.70	(211.00)	(207.30)	(3.60)	—	—	(3.60)	299.30	−40.71%	212,433	0.93%	0.93%	0.94%	0.89%	0.89%	0.98%	138%
For the Year Ended October 31, 2021	131.90	2.80	378.30	381.10	(2.80)	—	—	(2.80)	510.20	290.09%	441,276	0.91%	0.89%	0.70%	0.90%	0.88%	0.71%	147%
For the Year Ended October 31, 2020	831.20	2.10	(696.90)	(694.80)	(4.50)	—	—	(4.50)	131.90	−83.83%	111,397	0.97%	1.00%	1.64%	0.95%	0.98%	1.66%	331%
Direxion Daily Retail Bull 3X Shares
For the Year Ended October 31, 2024	5.11	0.11	3.27	3.38	(0.12)	—	—	(0.12)	8.37	65.88%	40,765	1.48%	1.48%	1.32%	0.92%	0.92%	1.88%	67%
For the Year Ended October 31, 2023	8.14	0.11	(3.03)	(2.92)	(0.11)	—	—	(0.11)	5.11	−36.13%	38,954	1.21%	1.20%	1.54%	0.93%	0.92%	1.82%	146%
For the Year Ended October 31, 2022	41.95	0.13	(33.83)	(33.70)	(0.11)	—	—	(0.11)	8.14	−80.48%	51,020	0.98%	0.95%	0.74%	0.95%	0.92%	0.77%	83%
For the Year Ended October 31, 2021	8.58	(0.09)	33.46	33.37	(0.00)[10]	—	—	(0.00)[10]	41.95	389.07%	128,839	0.97%	0.92%	(0.24)%	0.95%	0.90%	(0.22)%	112%
For the Year Ended October 31, 2020	9.43	0.01	(0.82)	(0.81)	(0.02)	—	(0.02)	(0.04)	8.58	−7.65%	22,485	0.99%	1.17%	0.12%	0.95%	1.13%	0.16%	171%
Direxion Daily S&P 500® High Beta Bull 3X Shares
For the Year Ended October 31, 2024	21.03	0.46	19.52	19.98	(0.46)	—	—	(0.46)	40.55	94.90%	39,106	1.31%	1.30%	1.17%	0.95%	0.94%	1.53%	112%
For the Year Ended October 31, 2023	25.51	0.18	(4.48)	(4.30)	(0.18)	—	—	(0.18)	21.03	−17.09%	59,183	1.42%	1.43%	0.60%	0.95%	0.96%	1.07%	147%
For the Year Ended October 31, 2022	75.48	(0.07)	(49.90)	(49.97)	—	—	—	—	25.51	−66.20%	69,235	1.01%	1.01%	(0.16)%	0.95%	0.95%	(0.10)%	144%
For the Year Ended October 31, 2021	14.43	(0.01)	61.10	61.09	(0.04)	—	—	(0.04)	75.48	423.32%	110,529	0.96%	0.97%	(0.02)%	0.95%	0.96%	(0.01)%	151%
For the Period November 7, 2019[9] through October 31, 2020	35.71	—	(21.14)	(21.14)	(0.04)	—	(0.10)	(0.14)	14.43	−59.13%	29,795	0.97%	1.16%	(0.03)%	0.95%	1.14%	(0.01)%	245%
Direxion Daily S&P 500® High Beta Bear 3X Shares
For the Year Ended October 31, 2024	60.09	1.17	(39.13)	(37.96)	(1.20)	—	—	(1.20)	20.93	−63.40%	29,841	1.22%	1.24%	4.45%	0.95%	0.97%	4.72%	0%
For the Year Ended October 31, 2023	86.20	1.75	(26.40)	(24.65)	(1.46)	—	—	(1.46)	60.09	−28.08%	61,619	1.44%	1.45%	3.46%	0.95%	0.96%	3.95%	0%
For the Year Ended October 31, 2022	90.60	0.10	(4.50)	(4.40)	—	—	—	—	86.20	−4.86%	66,428	1.14%	1.17%	0.13%	0.95%	0.98%	0.32%	0%
For the Year Ended October 31, 2021	1,010.00	(1.50)	(917.90)	(919.40)	—	—	—	—	90.60	−91.03%	23,626	0.95%	1.03%	(0.93)%	0.95%	1.03%	(0.93)%	0%
For the Period November 7, 2019[9] through October 31, 2020	5,000.00	(10.00)	(3,972.00)	(3,982.00)	(4.00)	—	(4.00)	(8.00)	1,010.00	−79.76%	52,781	0.96%	1.10%	(0.79)%	0.95%	1.09%	(0.78)%	0%
Direxion Daily S&P Biotech Bull 3X Shares
For the Year Ended October 31, 2024	54.44	0.29	65.32	65.61	(0.42)	—	(0.10)	(0.52)	119.53	120.56%	887,427	1.79%	1.79%	0.25%	0.91%	0.91%	1.13%	179%
For the Year Ended October 31, 2023	148.40	0.77	(94.52)	(93.75)	(0.21)	—	—	(0.21)	54.44	−63.25%	677,505	1.26%	1.26%	0.68%	0.92%	0.92%	1.02%	83%
For the Year Ended October 31, 2022	1,065.00	(1.20)	(915.40)	(916.60)	—	—	—	—	148.40	−86.07%	1,159,847	1.09%	1.09%	(0.51)%	0.94%	0.94%	(0.36)%	148%
For the Year Ended October 31, 2021	1,070.40	(11.40)	6.00	(5.40)	—	—	—	—	1,065.00	−0.50%	772,796	0.95%	0.93%	(0.82)%	0.94%	0.92%	(0.81)%	169%
For the Year Ended October 31, 2020	743.60	(4.60)	331.60	327.00	(0.20)	—	(0.00)[10]	(0.20)	1,070.40	43.96%	292,298	1.04%	1.05%	(0.48)%	0.95%	0.96%	(0.39)%	137%
Direxion Daily S&P Biotech Bear 3X Shares
For the Year Ended October 31, 2024	26.74	0.31	(20.58)	(20.27)	(0.30)	—	—	(0.30)	6.17	−76.03%	77,836	1.38%	1.36%	4.13%	0.95%	0.93%	4.56%	0%
For the Year Ended October 31, 2023	20.18	0.51	6.65	7.16	(0.60)	—	—	(0.60)	26.74	37.01%	61,924	1.61%	1.60%	3.18%	0.95%	0.94%	3.84%	0%
For the Year Ended October 31, 2022	21.33	0.17	(1.32)	(1.15)	—	—	—	—	20.18	−5.39%	189,975	1.02%	1.03%	0.63%	0.95%	0.96%	0.70%	0%
For the Year Ended October 31, 2021	54.51	(0.20)	(32.98)	(33.18)	—	—	—	—	21.33	−60.87%	47,267	0.95%	0.95%	(0.93)%	0.95%	0.95%	(0.93)%	0%
For the Year Ended October 31, 2020	408.20	(0.09)	(352.33)	(352.42)	(0.71)	—	(0.56)	(1.27)	54.51	−86.59%	63,561	0.99%	1.03%	(0.07)%	0.95%	0.99%	(0.03)%	0%

The accompanying notes are an integral part of these financial statements.

153

DIREXION SHARES ETF TRUST
Financial Highlights
October 31, 2024(Continued)

												Ratios to Average Net Assets[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss) [1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Semiconductor Bull 3X Shares
For the Year Ended October 31, 2024	$14.92	$0.30	$15.02	$15.32	$(0.31)	$—	$—	$(0.31)	$29.93	102.08%	$9,927,018	1.38%	1.62%	0.80%	0.62%	0.86%	1.56%	145%
For the Year Ended October 31, 2023	8.89	0.13	6.03	6.16	(0.13)	—	—	(0.13)	14.92	69.26%	5,409,550	1.51%	1.67%	0.78%	0.72%	0.88%	1.57%	97%
For the Year Ended October 31, 2022	47.62	0.12	(38.77)	(38.65)	(0.08)	—	—	(0.08)	8.89	−81.24%	3,474,072	0.85%	0.97%	0.51%	0.77%	0.89%	0.59%	241%
For the Year Ended October 31, 2021	16.59	(0.00)[10]	31.05	31.05	(0.02)	—	—	(0.02)	47.62	187.22%	4,155,099	0.83%	0.90%	(0.01)%	0.82%	0.89%	—%	170%
For the Year Ended October 31, 2020	13.21	0.02	3.39	3.41	(0.03)	—	—	(0.03)	16.59	25.88%	1,318,844	1.06%	1.06%	0.13%	0.94%	0.94%	0.25%	230%
Direxion Daily Semiconductor Bear 3X Shares[11]
For the Year Ended October 31, 2024	135.50	1.51	(112.26)	(110.75)	(1.62)	—	—	(1.62)	23.13	−82.13%	857,809	1.14%	1.14%	4.76%	0.86%	0.86%	5.04%	0%
For the Year Ended October 31, 2023	595.50	6.20	(460.80)	(454.60)	(5.40)	—	—	(5.40)	135.50	−76.38%	710,106	1.13%	1.13%	4.05%	0.88%	0.88%	4.30%	0%
For the Year Ended October 31, 2022	575.00	2.00	18.50	20.50	—	—	—	—	595.50	3.57%	590,971	1.09%	1.08%	0.41%	0.89%	0.88%	0.61%	0%
For the Year Ended October 31, 2021	3,749.00	(8.00)	(3,166.00)	(3,174.00)	—	—	—	—	575.00	−84.66%	145,418	0.95%	0.91%	(0.93)%	0.95%	0.91%	(0.93)%	0%
For the Year Ended October 31, 2020	36,816.00	(2.00)	(32,924.00)	(32,926.00)	(102.00)	—	(39.00)	(141.00)	3,749.00	−89.76%	93,777	0.98%	1.00%	(0.02)%	0.95%	0.97%	0.01%	0%
Direxion Daily Technology Bull 3X Shares
For the Year Ended October 31, 2024	42.38	0.29	39.50	39.79	(0.28)	—	—	(0.28)	81.89	93.90%	3,083,013	1.64%	1.70%	0.38%	0.83%	0.89%	1.19%	134%
For the Year Ended October 31, 2023	25.68	0.17	16.70	16.87	(0.17)	—	—	(0.17)	42.38	65.90%	2,014,961	1.71%	1.72%	0.46%	0.89%	0.90%	1.28%	56%
For the Year Ended October 31, 2022	71.11	(0.02)	(45.13)	(45.15)	—	(0.28)	—	(0.28)	25.68	−63.77%	1,368,795	0.94%	0.96%	(0.05)%	0.90%	0.92%	(0.01)%	96%
For the Year Ended October 31, 2021	25.58	(0.14)	45.86	45.72	—	(0.19)	—	(0.19)	71.11	179.53%	3,061,359	0.91%	0.93%	(0.29)%	0.90%	0.92%	(0.28)%	25%
For the Year Ended October 31, 2020	18.44	(0.02)	7.19	7.17	(0.03)	—	—	(0.03)	25.58	38.98%	1,560,088	1.06%	1.06%	(0.11)%	0.95%	0.95%	—%	376%
Direxion Daily Technology Bear 3X Shares[13]
For the Year Ended October 31, 2024	161.30	3.10	(105.61)	(102.51)	(3.25)	—	—	(3.25)	55.54	−63.99%	101,355	1.10%	1.10%	4.35%	0.91%	0.91%	4.54%	0%
For the Year Ended October 31, 2023	419.80	7.80	(260.10)	(252.30)	(6.20)	—	—	(6.20)	161.30	−60.23%	114,500	1.31%	1.28%	3.86%	0.95%	0.92%	4.22%	0%
For the Year Ended October 31, 2022	371.60	1.20	47.00	48.20	—	—	—	—	419.80	12.97%	159,535	1.08%	1.07%	0.31%	0.95%	0.94%	0.44%	0%
For the Year Ended October 31, 2021	1,478.00	(5.70)	(1,100.70)	(1,106.40)	—	—	—	—	371.60	−74.86%	66,942	0.95%	0.95%	(0.93)%	0.95%	0.95%	(0.93)%	0%
For the Year Ended October 31, 2020	9,570.00	(5.00)	(8,050.00)	(8,055.00)	(23.00)	—	(14.00)	(37.00)	1,478.00	−84.47%	80,036	0.96%	1.03%	(0.18)%	0.95%	1.02%	(0.17)%	0%
Direxion Daily Transportation Bull 3X Shares
For the Year Ended October 31, 2024	19.36	0.46	13.34	13.80	(0.48)	—	—	(0.48)	32.68	71.31%	21,241	1.18%	1.24%	1.48%	0.95%	1.01%	1.71%	53%
For the Year Ended October 31, 2023	22.14	0.38	(2.79)	(2.41)	(0.37)	—	—	(0.37)	19.36	−11.24%	17,424	1.21%	1.26%	1.47%	0.95%	1.00%	1.73%	89%
For the Year Ended October 31, 2022	48.54	(0.01)	(26.39)	(26.40)	—	—	—	—	22.14	−54.39%	23,243	0.96%	0.98%	(0.03)%	0.95%	0.97%	(0.02)%	54%
For the Year Ended October 31, 2021	18.08	(0.09)	30.56	30.47	(0.01)	—	—	(0.01)	48.54	168.57%	89,798	0.96%	0.95%	(0.24)%	0.95%	0.94%	(0.23)%	49%
For the Year Ended October 31, 2020	25.01	(0.02)	(6.85)	(6.87)	(0.06)	—	—	(0.06)	18.08	−27.42%	38,879	0.96%	1.13%	(0.10)%	0.95%	1.12%	(0.09)%	128%
Direxion Daily Utilities Bull 3X Shares
For the Year Ended October 31, 2024	18.02	0.53	20.17	20.70	(0.60)	—	—	(0.60)	38.12	116.98%	55,280	1.60%	1.58%	2.08%	0.95%	0.93%	2.73%	48%
For the Year Ended October 31, 2023	29.18	0.69	(11.26)	(10.57)	(0.59)	—	—	(0.59)	18.02	−36.82%	37,832	1.06%	1.12%	2.76%	0.95%	1.01%	2.87%	27%
For the Year Ended October 31, 2022	32.41	0.46	(3.10)	(2.64)	(0.51)	(0.08)	—	(0.59)	29.18	−8.50%	21,883	1.08%	1.17%	1.25%	0.95%	1.04%	1.38%	63%
For the Year Ended October 31, 2021	26.76	0.31	5.70	6.01	(0.36)	—	—	(0.36)	32.41	22.72%	37,274	0.96%	1.03%	1.04%	0.95%	1.02%	1.05%	69%
For the Year Ended October 31, 2020	45.80	0.40	(17.58)	(17.18)	(0.50)	(1.34)	(0.02)	(1.86)	26.76	−38.38%	14,715	1.01%	1.28%	1.44%	0.95%	1.22%	1.50%	80%

The accompanying notes are an integral part of these financial statements.

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Financial Highlights
October 31, 2024(Continued)

												Ratios to Average Net Assets[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss) [1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily 7-10 Year Treasury Bull 3X Shares
For the Year Ended October 31, 2024	$22.71	$0.80	$2.42	$3.22	$(0.79)	$—	$—	$(0.79)	$25.14	13.93%	$52,793	1.07%	1.02%	3.04%	0.95%	0.90%	3.16%	42%
For the Year Ended October 31, 2023	28.57	0.73	(5.96)	(5.23)	(0.63)	—	—	(0.63)	22.71	−18.77%	44,285	0.98%	0.98%	2.54%	0.95%	0.95%	2.57%	55%
For the Year Ended October 31, 2022	51.86	0.20	(23.49)	(23.29)	—	—	—	—	28.57	−44.91%	24,282	0.96%	1.01%	0.48%	0.95%	1.00%	0.49%	0%
For the Year Ended October 31, 2021	65.11	(0.22)	(7.29)	(7.51)	—	(5.18)	(0.56)	(5.74)	51.86	−12.64%	23,339	0.95%	1.06%	(0.40)%	0.95%	1.06%	(0.40)%	6%
For the Year Ended October 31, 2020	54.00	(0.06)	11.35	11.29	(0.18)	—	—	(0.18)	65.11	20.96%	19,534	0.99%	1.15%	(0.10)%	0.95%	1.11%	(0.06)%	76%
Direxion Daily 7-10 Year Treasury Bear 3X Shares
For the Year Ended October 31, 2024	16.46	0.55	(2.32)	(1.77)	(0.65)	—	—	(0.65)	14.04	−10.51%	14,746	1.33%	1.40%	3.95%	0.95%	1.02%	4.33%	0%
For the Year Ended October 31, 2023	14.21	0.44	2.22	2.66	(0.41)	—	—	(0.41)	16.46	19.45%	29,629	1.29%	1.29%	3.30%	0.95%	0.95%	3.64%	0%
For the Year Ended October 31, 2022	8.71	(0.00)[10]	5.50	5.50	—	—	—	—	14.21	63.15%	56,135	1.01%	0.99%	0.04%	0.95%	0.93%	0.10%	0%
For the Year Ended October 31, 2021	8.10	(0.08)	0.69	0.61	—	—	—	—	8.71	7.53%	29,623	0.95%	1.12%	(0.93)%	0.95%	1.12%	(0.93)%	0%
For the Year Ended October 31, 2020	10.58	(0.01)	(2.43)	(2.44)	(0.03)	—	(0.01)	(0.04)	8.10	−23.08%	6,882	0.95%	1.40%	(0.09)%	0.95%	1.40%	(0.09)%	0%
Direxion Daily 20+ Year Treasury Bull 3X Shares
For the Year Ended October 31, 2024	39.70	1.74	8.28	10.02	(1.69)	—	—	(1.69)	48.03	24.58%	6,061,474	0.96%	1.11%	3.23%	0.71%	0.86%	3.48%	172%
For the Year Ended October 31, 2023	70.10	2.23	(30.84)	(28.61)	(1.79)	—	—	(1.79)	39.70	−41.97%	2,296,103	0.92%	0.92%	3.31%	0.89%	0.89%	3.34%	119%
For the Year Ended October 31, 2022	281.00	1.40	(211.50)	(210.10)	(0.80)	—	—	(0.80)	70.10	−74.89%	437,185	0.91%	0.91%	0.92%	0.90%	0.90%	0.93%	8%
For the Year Ended October 31, 2021	358.10	0.30	(70.10)	(69.80)	(0.30)	(6.90)	(0.10)	(7.30)	281.00	−19.90%	359,735	0.88%	0.88%	0.11%	0.88%	0.88%	0.11%	33%
For the Year Ended October 31, 2020	293.90	0.80	64.90	65.70	(1.50)	—	—	(1.50)	358.10	22.38%	282,879	0.98%	0.98%	0.22%	0.93%	0.93%	0.27%	67%
Direxion Daily 20+ Year Treasury Bear 3X Shares
For the Year Ended October 31, 2024	51.50	1.25	(16.74)	(15.49)	(1.48)	—	—	(1.48)	34.53	−29.79%	177,731	1.39%	1.39%	3.78%	0.86%	0.86%	4.31%	0%
For the Year Ended October 31, 2023	39.81	0.95	11.61	12.56	(0.87)	—	—	(0.87)	51.50	33.09%	401,543	1.52%	1.52%	3.05%	0.87%	0.87%	3.70%	0%
For the Year Ended October 31, 2022	14.33	0.01	25.47	25.48	—	—	—	—	39.81	177.78%	688,650	1.01%	1.01%	0.06%	0.88%	0.88%	0.19%	0%
For the Year Ended October 31, 2021	13.95	(0.14)	0.52	0.38	—	—	—	—	14.33	2.74%	325,333	0.88%	0.88%	(0.86)%	0.88%	0.88%	(0.86)%	0%
For the Year Ended October 31, 2020	26.80	(0.02)	(12.73)	(12.75)	(0.07)	—	(0.03)	(0.10)	13.95	−47.66%	99,010	0.90%	0.90%	(0.09)%	0.89%	0.89%	(0.08)%	0%

[1]	Net investment income (loss) per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each period.
[2]	Includes interest expense and extraordinary expenses, which comprise of excise tax and litigation expenses.
[3]	Excludes interest expense and extraordinary expenses which comprise of excise tax and litigation expenses.
[4]
In certain instances, due to the timing of sales and redemptions of capital shares, the net realized and realized gain (loss) per share is not in accordance with the Fund’s changes in net realized and unrealized gain (loss) on investments, in-kind redemptions, futures, and swaps for the year/period.

[5]
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year/period, reinvestment of all dividends and distributions at net asset value during the year/period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived or recouped by the Adviser.

[6]	Net expenses include effects of any reimbursement/waiver or recoupment.
[7]	For periods less than a year, these ratios are annualized.
The accompanying notes are an integral part of these financial statements.

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Financial Highlights
October 31, 2024(Continued)
[8]
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Portfolio turnover rate does not include effects of turnover of the swap and future contracts portfolio. Short-term securities with maturities less than or equal to 366 days are also excluded from portfolio turnover calculation.

[9]	Commencement of operations.
[10]	Between $(0.005) and $0.005.
[11]	Effective April 15, 2024, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
[12]	Effective November 4, 2024, the Fund had a 1:20 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:20 stock split.
[13]	Effective November 4, 2024, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
The accompanying notes are an integral part of these financial statements.

156

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024
1. ORGANIZATION
The Direxion Shares ETF Trust (the “Trust”) is a Delaware statutory trust formed on April 23, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is a registered investment company that has 93 separate series (each, a “Fund” and together the “Funds”). 40 of these Funds are included in this report:

Bull Funds	Bear Funds
Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares
Direxion Daily FTSE China Bull 3X Shares	Direxion Daily MSCI Emerging Markets Bear 3X Shares
Direxion Daily FTSE Europe Bull 3X Shares	Direxion Daily Dow Jones Internet Bear 3X Shares
Direxion Daily MSCI Emerging Markets Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Direxion Daily MSCI Mexico Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Direxion Daily MSCI South Korea Bull 3X Shares	Direxion Daily S&P High Beta Bear 3X Shares
Direxion Daily Aerospace & Defense Bull 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares
Direxion Daily Consumer Discretionary Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Direxion Daily Dow Jones Internet Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Direxion Daily Financial Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily Healthcare Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
Direxion Daily Homebuilders & Supplies Bull 3X Shares
Direxion Daily Industrials Bull 3X Shares
Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Direxion Daily Real Estate Bull 3X Shares
Direxion Daily Regional Banks Bull 3X Shares
Direxion Daily Retail Bull 3X Shares
Direxion Daily S&P 500® High Beta Bull 3X Shares
Direxion Daily S&P 500®Biotech Bull 3X Shares
Direxion Daily Semiconductor Bull 3X Shares
Direxion Daily Technology Bull 3X Shares
Direxion Daily Transportation Bull 3X Shares
Direxion Daily Utilities Bull 3X Shares
Direxion Daily 7-10 Year Treasury Bull 3X Shares
Direxion Daily 20+ Year Treasury Bull 3X Shares

The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codification (“ASC”) 946, “Financial Services - Investment Companies”.
Rafferty Asset Management, LLC (the “Adviser”) has registered as a commodity pool operator (“CPO”) and the Funds are considered commodity pools under the Commodity Exchange Act (the “CEA”). Accordingly, the Adviser is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.
Each Fund’s investment objective is to seek daily investment results, before fees and expenses, that correspond to the performance of a particular index or benchmark. The Funds with the word “Bull” in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word “Bear” in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark. The

157

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
correlations sought by the Bull Funds are a multiple of 300% of the return of the target index or benchmark and a multiple of −300% of the return of the target index or benchmark for the Bear Funds.

Funds	Index or Benchmark	Daily Target
Direxion Daily Mid Cap Bull 3X Shares	S&P Mid Cap 400® Index	300%
Direxion Daily S&P 500® Bull 3X Shares Direxion Daily S&P 500® Bear 3X Shares	S&P 500® Index	300% −300%
Direxion Daily Small Cap Bull 3X Shares Direxion Daily Small Cap Bear 3X Shares	Russell 2000® Index	300% −300%
Direxion Daily FTSE China Bull 3X Shares Direxion Daily FTSE China Bear 3X Shares	FTSE China 50 Index	300% −300%
Direxion Daily FTSE Europe Bull 3X Shares	FTSE Developed Europe All Cap Index	300%
Direxion Daily MSCI Emerging Markets Bull 3X Shares Direxion Daily MSCI Emerging Markets Bear 3X Shares	MSCI Emerging Markets IndexSM	300% −300%
Direxion Daily MSCI Mexico Bull 3X Shares	MSCI Mexico IMI 25/50 Index	300%
Direxion Daily MSCI South Korea Bull 3X Shares	MSCI Korea 25/50 Index	300%
Direxion Daily Aerospace & Defense Bull 3X Shares	Dow Jones U.S. Select Aerospace & Defense Index	300%
Direxion Daily Consumer Discretionary Bull 3X Shares	Consumer Discretionary Select Sector Index	300%
Direxion Daily Dow Jones Internet Bull 3X Shares Direxion Daily Dow Jones Internet Bear 3X Shares	Dow Jones Internet Composite Index	300% −300%
Direxion Daily Financial Bull 3X Shares Direxion Daily Financial Bear 3X Shares	Financials Select Sector Index	300% −300%
Direxion Daily Healthcare Bull 3X Shares	Health Care Select Sector Index	300%
Direxion Daily Homebuilders & Supplies Bull 3X Shares	Dow Jones U.S. Select Home Construction Index	300%
Direxion Daily Industrials Bull 3X Shares	Industrial Select Sector Index	300%
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	S&P Pharmaceuticals Select Industry Index	300%
Direxion Daily Real Estate Bull 3X Shares Direxion Daily Real Estate Bear 3X Shares	Real Estate Select Sector Index	300% −300%
Direxion Daily Regional Banks Bull 3X Shares	S&P Regional Banks Select Industry Index	300%
Direxion Daily Retail Bull 3X Shares	S&P Retail Select Industry® Index	300%
Direxion Daily S&P 500® High Beta Bull 3X Shares Direxion Daily S&P 500® High Beta Bear 3X Shares	S&P 500® High Beta Index	300% −300%
Direxion Daily S&P Biotech Bull 3X Shares Direxion Daily S&P Biotech Bear 3X Shares	S&P Biotechnology Select Industry Index	300% −300%
Direxion Daily Semiconductor Bull 3X Shares Direxion Daily Semiconductor Bear 3X Shares	NYSE Semiconductor Index[1]	300% −300%
Direxion Daily Technology Bull 3X Shares Direxion Daily Technology Bear 3X Shares	Technology Select Sector Index	300% −300%
Direxion Daily Transportation Bull 3X Shares	S&P Transportation Select Industry FMC Capped Index	300%

158

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)

Funds	Index or Benchmark	Daily Target
Direxion Daily Utilities Bull 3X Shares	Utilities Select Sector Index	300%
Direxion Daily 7-10 Year Treasury Bull 3X Shares Direxion Daily 7-10 Year Treasury Bear 3X Shares	ICE U.S. Treasury 7-10 Year Bond Index	300% −300%
Direxion Daily 20+ Year Treasury Bull 3X Shares Direxion Daily 20+ Year Treasury Bear 3X Shares	ICE U.S. Treasury 20+ Year Bond Index	300% −300%

[1]
Effective November 3, 2023, the Direxion Daily Semiconductor Bull 3X Shares and Direxion Daily Semiconductor Bear 3X Shares changed their benchmark index from ICE Semiconductor Index to NYSE Semiconductor Index.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).
a) Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time), each day the NYSE is open for business. On days that the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close all day, Direxion Daily 7-10 Year Treasury Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bear 3X Shares, Direxion Daily 20+ Year Treasury Bull 3X Shares and Direxion Daily 20+ Year Treasury Bear 3X Shares (the “Fixed Income Funds”) do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the Fixed Income Funds calculate its NAV as of the time of the recommended close, usually 2:00 p.m. Eastern time, rather than the close of regular trading on the NYSE. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market (“NASDAQ”) for which market quotations are readily available are valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over the Counter (“OTC”) securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. Futures contracts are valued at settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation time will be used. Securities, swap or future contracts are fair valued as determined by the Adviser under the supervision of the Board of Trustees (the “Board”) in the following scenarios: a) reliable market quotations are not readily available; b) the Funds’ pricing service does not provide a valuation for such securities; c) the Funds’ pricing service provides valuation that in the judgment of the Adviser does not represent fair value; or d) the Fund or Adviser believes the market price is stale.
b) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivative contracts. A Fund does not offset fair value amounts for derivatives contracts and related cash collateral on the Statement of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. The Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.
In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the

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October 31, 2024(Continued)
particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps.”
Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.
Accounting Standards Update No. 2013-01 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope to recognized derivative instruments accounted for under ASC 815 “Derivatives and Hedging”, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.
Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of October 31, 2024, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following tables.

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October 31, 2024(Continued)
In the event of the counterparty’s default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at October 31, 2024 is detailed in the following tables. If such credit risk-related contingencies were triggered, the counterparties would have the option to terminate any positions open under the master netting agreement.
Description: Swap Contract
Counterparty: Bank of America Merrill Lynch

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bull 3X Shares	$1,466,676	$—	$1,466,676[1]	$—	$—	$—	$—	$—
Direxion Daily S&P 500® Bull 3X Shares	170,018,964	—	170,018,964[1]	—	—	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	6,607,507	—	6,607,507[1]	—
Direxion Daily Small Cap Bull 3X Shares	93,478,365	—	93,478,365[1]	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	3,068,288	—	3,068,288[1]	—
Direxion Daily FTSE China Bull 3X Shares	—	—	—	—	49,853,229	—	49,853,229[1]	—
Direxion Daily FTSE China Bear 3X Shares	18,341,881	—	17,880,000	461,881	—	—	—	—
Direxion Daily MSCI South Korea Bull 3X Shares	—	—	—	—	58,353	—	58,353[1]	—
Direxion Daily Consumer Discretionary Bull 3X Shares	—	—	—	—	47,678	—	47,678[1]	—
Direxion Daily Dow Jones Internet Bull 3X Shares	3,788,543	—	3,788,543[1]	—	—	—	—	—
Direxion Daily Dow Jones Internet Bear 3X Shares	—	—	—	—	854,828	—	854,828[1]	—
Direxion Daily Financial Bull 3X Shares	37,242,998	—	37,242,998[1]	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	3,444,667	—	3,444,667[1]	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	17,351,979	—	17,351,979[1]	—	—	—	—	—
Direxion Daily Real Estate Bull 3X Shares	13,009,984	—	13,009,984[1]	—	—	—	—	—
Direxion Daily Real Estate Bear 3X Shares	—	—	—	—	1,427,788	—	1,427,788[1]	—

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Notes to the Financial Statements
October 31, 2024(Continued)

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Regional Banks Bull 3X Shares	$14,271,941	$—	$14,271,941[1]	$—	$—	$—	$—	$—
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—	—	—	2,426,812	—	2,426,812[1]	—
Direxion Daily S&P Biotech Bull 3X Shares	42,593,508	—	42,593,508[1]	—	—	—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—	2,813	—	2,813[1]	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	152,782,126	—	152,782,126[1]	—
Direxion Daily Semiconductor Bear 3X Shares	38,578,465	—	16,020,000	22,558,465	—	—	—	—
Direxion Daily Technology Bull 3X Shares	94,904,943	—	94,904,943[1]	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	667,026	—	—	667,026	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	—	690,007	—	690,007[1]	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	4,106,340	—	110,000	3,996,340	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	7,764,455	—	7,764,455[1]	—	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: BNP Paribas

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P 500® Bull 3X Shares	$132,920,168	$—	$132,920,168[1]	$—	$—	$—	$—	$—
Direxion Daily S&P 500® Bear 3X Shares	16,766	—	—	16,766	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	76,679,822	—	76,679,822[1]	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	171,588	—	—	171,588	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	24,062,389	—	24,062,389[1]	—	—	—	—	—
Direxion Daily FTSE China Bear 3X Shares	5,324,245	—	4,860,000	464,245	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	810,551	—	810,551[1]	—	—	—	—	—
Direxion Daily Aerospace & Defense Bull 3X Shares	1,034,933	—	1,034,933[1]	—	—	—	—	—

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Notes to the Financial Statements
October 31, 2024(Continued)

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Financial Bull 3X Shares	$62,930,199	$—	$62,930,199[1]	$—	$—	$—	$—	$—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	6,167,601	—	6,167,601[1]	—	—	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	62,907,365	—	62,907,365[1]	—	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	29,779,300	—	29,779,300[1]	—	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	22,559,634	—	17,724,000	4,835,634	—	—	—	—
Direxion Daily Technology Bull 3X Shares	83,561,836	—	83,561,836[1]	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	1,886,095	—	—	1,886,095	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	—	195,390	—	195,390[1]	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	99,018	—	—	99,018	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	13,004,410	—	9,750,000	3,254,410	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	3,704,520	—	3,704,520[1]	—	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: Barclays

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P 500® Bull 3X Shares	$112,581,236	$—	$112,581,236[1]	$—	$—	$—	$—	$—
Direxion Daily S&P 500® Bear 3X Shares	2,454,043	—	—	2,454,043	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	13,982,375	—	13,982,375[1]	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	3,001,894	—	1,260,000	1,741,894	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	10,262,747	—	10,262,747[1]	—	—	—	—	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	1,715,038	—	1,715,038[1]	—	—	—	—	—
Direxion Daily MSCI South Korea Bull 3X Shares	—	—	—	—	134,490	—	134,490[1]	—
Direxion Daily Aerospace & Defense Bull 3X Shares	—	—	—	—	1,140,856	—	1,140,856[1]	—

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Notes to the Financial Statements
October 31, 2024(Continued)

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Consumer Discretionary Bull 3X Shares	$1,624,029	$—	$1,624,029[1]	$—	$—	$—	$—	$—
Direxion Daily Financial Bull 3X Shares	91,026,702	—	91,026,702[1]	—	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	5,083,189	—	5,083,189[1]	—	—	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	1,515,212	—	1,515,212[1]	—	—	—	—	—
Direxion Daily Industrials Bull 3X Shares	5,772,879	—	5,772,879[1]	—	—	—	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—	—	—	—	159,862	—	159,862[1]	—
Direxion Daily Regional Banks Bull 3X Shares	60,571,136	—	60,571,136[1]	—	—	—	—	—
Direxion Daily Retail Bull 3X Shares	—	—	—	—	5,588	—	5,588[1]	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	620,189	—	620,189[1]	—	—	—	—	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	45,918	—	—	45,918	—	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	13,493,450	—	13,493,450[1]	—	—	—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	2,299,529	—	1,580,000	719,529	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	38,446,007	—	18,548,926	19,897,081
Direxion Daily Semiconductor Bear 3X Shares	15,048,355	—	—	15,048,355	—	—	—	—
Direxion Daily Technology Bull 3X Shares	98,744,044	—	98,744,044[1]	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	870,034	—	—	870,034	—	—	—	—
Direxion Daily Transportation Bull 3X Shares	1,054,932	—	1,054,932[1]	—	—	—	—	—
Direxion Daily Utilities Bull 3X Shares	2,943,240	—	2,943,240[1]	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	—	44,935	—	44,935[1]	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	254,323	—	250,000	4,323	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	9,926,852	—	7,300,000	2,626,852	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

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Notes to the Financial Statements
October 31, 2024(Continued)
Description: Swap Contract
Counterparty: Citibank N.A.

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bull 3X Shares	$3,075,619	$—	$3,075,619[1]	$—	$—	$—	$—	$—
Direxion Daily S&P 500® Bull 3X Shares	153,489,538	—	153,489,538[1]	—	—	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	8,138,892	—	8,138,892[1]	—
Direxion Daily Small Cap Bull 3X Shares	9,053,710	—	9,053,710[1]	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	3,498,624	—	1,765,999	1,732,625	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	—	—	—	—	86,224,702	—	86,224,702[1]	—
Direxion Daily FTSE Europe Bull 3X Shares	192,181	—	192,181[1]	—	—	—	—	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	—	—	—	—	2,751,466	—	2,751,466[1]	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	999,461	—	850,000	149,461	—	—	—	—
Direxion Daily MSCI South Korea Bull 3X Shares	—	—	—	—	1,389,142	—	1,389,142[1]	—
Direxion Daily Aerospace & Defense Bull 3X Shares	26,484,537	—	26,484,537[1]	—	—	—	—	—
Direxion Daily Dow Jones Internet Bull 3X Shares	8,086,388	—	8,086,388[1]	—	—	—	—	—
Direxion Daily Dow Jones Internet Bear 3X Shares	—	—	—	—	307,486	—	307,486[1]	—
Direxion Daily Financial Bull 3X Shares	95,934,642	—	95,934,642[1]	—	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	—	—	—	—	266,312	—	266,312[1]	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	23,976,476	—	23,976,476[1]	—	—	—	—	—
Direxion Daily Industrials Bull 3X Shares	1,839,977	—	1,839,977[1]	—	—	—	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	857,021	—	838,000	19,021	—	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	67,284,560	—	67,284,560[1]	—	—	—	—	—
Direxion Daily Retail Bull 3X Shares	—	—	—	—	312,351	—	312,351[1]	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	1,066,862	—	1,066,862[1]	—	—	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	25,032,730	—	25,032,730[1]	—	—	—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—	507,978	—	507,978[1]	—
Direxion Daily Semiconductor Bull 3X Shares	133,452,017	—	133,452,017[1]	—	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	17,062,128	—	2,251,001	14,811,127	—	—	—	—
Direxion Daily Technology Bull 3X Shares	90,994,075	—	90,994,075[1]	—	—	—	—	—

165

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Notes to the Financial Statements
October 31, 2024(Continued)

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Technology Bear 3X Shares	$137,096	$—	$—	$137,096	$—	$—	$—	$—
Direxion Daily Transportation Bull 3X Shares	368,431	—	368,431[1]	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	25,866,059	—	20,182,001	5,684,058	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	2,533,617	—	2,533,617[1]	—	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: Goldman Sachs

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P 500® Bull 3X Shares	$219,777,042	$—	$219,777,042[1]	$—	$—	$—	$—	$—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	12,785,600	—	12,785,600[1]	—
Direxion Daily FTSE China Bull 3X Shares	—	—	—	—	64,725,926	—	64,725,926[1]	—
Direxion Daily FTSE China Bear 3X Shares	4,537,992	—	4,360,000	177,992	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	100,023	—	100,023[1]	—	—	—	—	—
Direxion Daily MSCI Mexico Bull 3X Shares	—	—	—	—	798,973	—	798,973[1]	—
Direxion Daily Financial Bull 3X Shares	159,289,980	—	159,289,980[1]	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	1,127,875	—	1,127,875[1]	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	34,433,008	—	34,433,008[1]	—	—	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	67,111,171	—	67,111,171[1]	—	—	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	11,717,429	—	11,717,429[1]	—	—	—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	385,915	—	385,915[1]	—	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	126,253,681	—	126,253,681[1]	—	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	21,072,805	—	9,490,000	11,582,805	—	—	—	—
Direxion Daily Technology Bull 3X Shares	152,406,263	—	152,406,263[1]	—	—	—	—	—

166

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Technology Bear 3X Shares	$—	$—	$—	$—	$346,906	$—	$346,906[1]	$—
Direxion Daily Transportation Bull 3X Shares	—	—	—	—	223,085	—	223,085[1]	—
Direxion Daily Utilities Bull 3X Shares	1,358,230	—	900,000	458,230	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	8,570,276	—	4,660,000	3,910,276	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	5,954,761	—	5,954,761[1]	—	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: J.P. Morgan

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bull 3X Shares	$3,168,404	$—	$3,168,404[1]	$—	$—	$—	$—	$—
Direxion Daily S&P 500® Bull 3X Shares	44,797,271	—	44,797,271[1]	—	—	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	11,558,885	—	11,558,885[1]	—
Direxion Daily Small Cap Bull 3X Shares	10,731,073	—	10,731,073[1]	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	11,965,729	—	11,965,729[1]	—
Direxion Daily FTSE Europe Bull 3X Shares	—	—	—	—	130,617	—	130,617[1]	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	5,824,299	—	5,824,299[1]	—	—	—	—	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	—	—	5,870	—	5,870[1]	—
Direxion Daily MSCI Mexico Bull 3X Shares	—	—	—	—	2,071,972	—	2,071,972[1]	—
Direxion Daily MSCI South Korea Bull 3X Shares	—	—	—	—	5,713,588	—	5,713,588[1]	—
Direxion Daily Aerospace & Defense Bull 3X Shares	2,655,331	—	2,655,331[1]	—	—	—	—	—
Direxion Daily Consumer Discretionary Bull 3X Shares	687,063	—	687,063[1]	—	—	—	—	—
Direxion Daily Dow Jones Internet Bull 3X Shares	2,692,066	—	2,692,066[1]	—	—	—	—	—
Direxion Daily Dow Jones Internet Bear 3X Shares	—	—	—	—	411,106	—	411,106[1]	—

167

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Financial Bull 3X Shares	$32,767,158	$—	$32,767,158[1]	$—	$—	$—	$—	$—
Direxion Daily Financial Bear 3X Shares	1,065,995	—	581,000	484,995	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	12,117,684	—	12,117,684[1]	—	—	—	—	—
Direxion Daily Industrials Bull 3X Shares	1,647,565	—	1,647,565[1]	—	—	—	—	—
Direxion Daily Real Estate Bull 3X Shares	9,431,763	—	9,431,763[1]	—	—	—	—	—
Direxion Daily Real Estate Bear 3X Shares	—	—	—	—	9,444,592	—	9,444,592[1]	—
Direxion Daily Regional Banks Bull 3X Shares	22,327,065	—	22,327,065[1]	—	—	—	—	—
Direxion Daily Retail Bull 3X Shares	2,780,218	—	2,780,218[1]	—	—	—	—	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	506,728	—	506,728[1]	—	—	—	—	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	833,964	—	250,000	583,964	—	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	14,298,638	—	14,298,638[1]	—	—	—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	2,182,160	—	1,552,000	630,160	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	59,917,520	—	59,917,520[1]	—	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—	270,631	—	270,631[1]	—
Direxion Daily Technology Bull 3X Shares	1,432,269	—	1,432,269[1]	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	891,937	—	383,000	508,937	—	—	—	—
Direxion Daily Utilities Bull 3X Shares	5,223,197	—	4,940,000	283,197	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	61,800	—	61,800[1]	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	157,604	—	—	157,604	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	36,886,993	—	36,886,993[1]	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	3,106,840	—	3,106,840[1]	—	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

168

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
Description: Swap Contract
Counterparty: Nomura

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily FTSE China Bull 3X Shares	$—	$—	$—	$—	$83,504,174	$—	$83,504,174[1]	$—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: Societe Generale

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Small Cap Bull 3X Shares	$8,076,837	$—	$8,076,837[1]	$—	$—	$—	$—	$—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	7,951,562	—	7,951,562[1]	—
Direxion Daily FTSE China Bull 3X Shares	61,976,787	—	61,976,787[1]	—	—	—	—	—
Direxion Daily Financial Bull 3X Shares	85,527,727	—	85,527,727[1]	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	18,599,958	—	18,599,958[1]	—
Direxion Daily Regional Banks Bull 3X Shares	6,054,534	—	6,054,534[1]	—	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	10,859,179	—	10,859,179[1]	—	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—	22,063,296	—	22,063,296[1]	—
Direxion Daily Technology Bull 3X Shares	23,259,183	—	23,259,183[1]	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	1,197,538	—	1,197,538[1]	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

169

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
Description: Swap Contract
Counterparty: UBS Securities LLC

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bull 3X Shares	$3,495,254	$—	$3,495,254[1]	$—	$—	$—	$—	$—
Direxion Daily S&P 500® Bull 3X Shares	121,909,042	—	121,909,042[1]	—	—	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	1,980,594	—	1,980,594[1]	—
Direxion Daily Small Cap Bull 3X Shares	26,398,136	—	26,398,136[1]	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	1,150,768	—	—	1,150,768	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	—	—	—	—	15,620,831	—	15,620,831[1]	—
Direxion Daily FTSE China Bear 3X Shares	364,724	—	210,000	154,724	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	—	—	—	—	35,748	—	35,748[1]	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	4,531,851	—	4,531,851[1]	—	—	—	—	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	—	—	524,050	—	524,050[1]	—
Direxion Daily MSCI Mexico Bull 3X Shares	—	—	—	—	1,513,785	—	1,513,785[1]	—
Direxion Daily Consumer Discretionary Bull 3X Shares	1,456,599	—	1,456,599[1]	—	—	—	—	—
Direxion Daily Dow Jones Internet Bull 3X Shares	12,289,757	—	12,289,757[1]	—	—	—	—	—
Direxion Daily Dow Jones Internet Bear 3X Shares	—	—	—	—	771,521	—	771,521[1]	—
Direxion Daily Financial Bull 3X Shares	106,208,274	—	106,208,274[1]	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	2,848,664	—	2,848,664[1]	—
Direxion Daily Healthcare Bull 3X Shares	598,167	-	598,167[1]	—	—	—	—	—
Direxion Daily Industrials Bull 3X Shares	—	—	—	—	13,505	—	13,505[1]	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	1,684,564	—	1,684,564[1]	—	—	—	—	—
Direxion Daily Real Estate Bull 3X Shares	1,067,501	—	1,067,501[1]	—	—	—	—	—
Direxion Daily Real Estate Bear 3X Shares	794,892	—	380,000	414,892	—	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	42,944,387	—	42,944,387[1]	—	—	—	—	—
Direxion Daily Retail Bull 3X Shares	105,220	—	105,220[1]	—	—	—	—	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	531,547	—	531,547[1]	—	—	—	—	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—	—	—	740,182	—	740,182[1]	—
Direxion Daily S&P Biotech Bull 3X Shares	19,884,659	—	19,884,659[1]	—	—	—	—	—

170

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P Biotech Bear 3X Shares	$300,330	$—	$—	$300,330	$—	$—	$—	$—
Direxion Daily Semiconductor Bull 3X Shares	55,588,104	—	55,588,104[1]	—	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	33,619,770	—	20,880,000	12,739,770	—	—	—	—
Direxion Daily Technology Bull 3X Shares	23,642,169	—	23,642,169[1]	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	1,763,969	—	—	1,763,969	—	—	—	—
Direxion Daily Utilities Bull 3X Shares	10,530,832	—	10,040,000	490,832	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	6,396,200	—	6,396,200[1]	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	2,980,308	—	2,980,308[1]	—	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
c) Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.
d) Risks of Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the fair value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible non-performance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions. The Funds were not invested in any type of options during the year ended October 31, 2024.
e) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

171

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
f) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for U.S. Federal income tax purposes, with the net sales proceeds.
g) Securities Lending – The Funds may lend its investment securities to approved brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of October 31, 2024, all securities on loan were collateralized by cash and/or U.S. government obligations. The cash received as collateral for securities on loan was invested in money market funds, whose maturities are overnight and continuous, and is disclosed in the Schedules of Investments. The securities on loan in each Fund are also disclosed in the Schedule of Investments. The total value of securities loaned and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Non-cash collateral consists of U.S. Treasury securities and is not disclosed on the Statements of Assets and Liabilities as its held by the lending agent on behalf of the Funds, and the Funds do not have the ability to sell, reinvest or pledge those securities. Income earned by the Funds from securities lending is disclosed in the Statements of Operations.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds are contractually indemnified with the securities lending agent. Furthermore, the Funds require the value of the securities loaned to be computed daily at the close of the market and additional collateral be furnished if required.
As of October 31, 2024, the market value of the securities loaned and the payable on collateral received for securities lending were as follows:

Funds	Market Value of Securities Loaned	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Direxion Daily Mid Cap Bull 3X Shares	$519,113	$55,113	$474,701	$529,814
Direxion Daily S&P 500® Bull 3X Shares	6,650,235	1,729,632	5,061,348	6,790,980
Direxion Daily Small Cap Bull 3X Shares	137,523,541	7	140,389,136	140,389,143
Direxion Daily FTSE China Bull 3X Shares	34,930,531	35,658,795	—	35,658,795
Direxion Daily FTSE Europe Bull 3X Shares	2,996,452	3,056,705	—	3,056,705
Direxion Daily MSCI Mexico Bull 3X Shares	59,053	60,453	—	60,453
Direxion Daily Aerospace & Defense Bull 3X Shares	262,533	90,144	179,345	269,489
Direxion Daily Dow Jones Internet Bull 3X Shares	218,154	76,465	146,086	222,551
Direxion Daily Homebuilders & Supplies Bull 3X Shares	290,365	82,400	213,996	296,396
Direxion Daily Industrials Bull 3X Shares	39,405	—	40,239	40,239
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	586,612	311,730	287,321	599,051
Direxion Daily Regional Banks Bull 3X Shares	1,540,786	556,106	1,016,260	1,572,366
Direxion Daily Retail Bull 3X Shares	962,101	139,669	845,888	985,557
Direxion Daily S&P 500® High Beta Bull 3X Shares	145,381	—	149,925	149,925
Direxion Daily S&P Biotech Bull 3X Shares	28,892,516	7,820,098	21,857,457	29,677,555
Direxion Daily Semiconductor Bull 3X Shares	41,444,974	1,020,761	41,266,141	42,286,902
Direxion Daily Technology Bull 3X Shares	236,847	241,717	—	241,717
Direxion Daily Transportation Bull 3X Shares	74,651	43,665	33,837	77,502

h) Federal Income Taxes – Each Fund intends to make the requisite distributions of income and capital gains to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company. Therefore, no provision for U.S. Federal income tax has been made by the Funds.

172

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
The Funds may be subject to a nondeductible 4% U.S. excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. Certain Funds paid this excise tax during the year ended October 31, 2024, which is disclosed on the Statements of Operations.
i) Income and Expenses – Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date.
The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective average daily net assets.
j) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.
k) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Funds’ maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.
l) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
3. INCOME TAX AND DISTRIBUTION INFORMATION
The tax character of distributions paid during the years ended October 31, 2024 and October 31, 2023 are listed below.
The tax character of distributions to shareholders made during the periods may differ from their ultimate characterization for U.S. Federal income tax purposes.

	Year Ended October 31, 2024			Year Ended October 31, 2023
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily Mid Cap Bull 3X Shares	$ 1,139,996	$—	$—	$561,170	$—	$—
Direxion Daily S&P 500® Bull 3X Shares	39,739,010	—	—	30,072,958	—	—
Direxion Daily S&P 500® Bear 3X Shares	26,415,736	—	—	28,572,014	—	—
Direxion Daily Small Cap Bull 3X Shares	24,512,275	—	—	14,324,864	—	—
Direxion Daily Small Cap Bear 3X Shares	15,633,570	—	—	14,268,127	—	—
Direxion Daily FTSE China Bull 3X Shares	21,768,257	—	—	12,964,676	—	—
Direxion Daily FTSE China Bear 3X Shares	5,609,445	—	—	4,391,757	—	—
Direxion Daily FTSE Europe Bull 3X Shares	699,054	—	—	644,761	—	—

173

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)

	Year Ended October 31, 2024			Year Ended October 31, 2023
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily MSCI Emerging Markets Bull 3X Shares	$3,081,697	$ —	$ —	$2,726,771	$ —	$—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	876,879	—	—	854,921	—	—
Direxion Daily MSCI Mexico Bull 3X Shares	491,027	—	—	286,563	—	—
Direxion Daily MSCI South Korea Bull 3X Shares	970,525	—	—	436,999	—	—
Direxion Daily Aerospace & Defense Bull 3X Shares	2,077,148	—	—	1,980,147	—	—
Direxion Daily Consumer Discretionary Bull 3X Shares	266,362	—	—	111,347	—	—
Direxion Daily Dow Jones Internet Bull 3X Shares	—	—	—	—	—	1,546
Direxion Daily Dow Jones Internet Bear 3X Shares	1,078,267	—	—	1,371,721	—	—
Direxion Daily Financial Bull 3X Shares	29,119,868	—	—	38,385,156	—	—
Direxion Daily Financial Bear 3X Shares	6,527,992	—	—	4,956,381	—	—
Direxion Daily Healthcare Bull 3X Shares	2,549,412	—	2,143	3,100,894	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	1,197,408	—	—	748,870	—	—
Direxion Daily Industrials Bull 3X Shares	331,010	—	—	354,278	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	221,030	—	—	158,160	—	—
Direxion Daily Real Estate Bull 3X Shares	1,897,536	—	104,343	1,269,699	—	9,595
Direxion Daily Real Estate Bear 3X Shares	3,854,456	—	—	5,064,803	—	—
Direxion Daily Regional Banks Bull 3X Shares	18,854,004	—	—	9,723,478	—	—
Direxion Daily Retail Bull 3X Shares	698,835	—	—	826,260	—	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	684,425	—	—	383,793	—	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	1,760,835	—	—	1,776,769	—	—
Direxion Daily S&P Biotech Bull 3X Shares	4,277,465	—	1,053,048	1,704,008	—	—
Direxion Daily S&P Biotech Bear 3X Shares	4,302,906	—	—	3,401,055	—	—
Direxion Daily Semiconductor Bull 3X Shares	76,014,041	—	—	43,096,740	—	—
Direxion Daily Semiconductor Bear 3X Shares	38,472,872	—	—	43,792,551	—	—
Direxion Daily Technology Bull 3X Shares	11,519,235	—	—	8,366,866	—	—

174

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)

	Year Ended October 31, 2024			Year Ended October 31, 2023
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily Technology Bear 3X Shares	$4,898,417	$ —	$ —	$4,968,948	$ —	$—
Direxion Daily Transportation Bull 3X Shares	367,458	—	—	358,776	—	—
Direxion Daily Utilities Bull 3X Shares	1,032,613	—	—	565,817	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	1,486,393	—	—	733,853	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	715,511	—	—	868,392	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	160,750,393	—	—	43,514,596	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	9,322,553	—	—	10,844,169	—	—

At October 31, 2024, the components of accumulated earnings/(losses) of the Funds on a tax basis were as follows:

Funds	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gain	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily Mid Cap Bull 3X Shares	$7,522,034	$36,223	$ —	$(6,817,521)	$740,736
Direxion Daily S&P 500® Bull 3X Shares	842,266,294	2,446,509	—	—	844,712,803
Direxion Daily S&P 500® Bear 3X Shares	(326,748,443)	2,268,103	—	(3,098,779,300)	(3,423,259,640)
Direxion Daily Small Cap Bull 3X Shares	46,357,914	6,280,801	—	(349,409,953)	(296,771,238)
Direxion Daily Small Cap Bear 3X Shares	(246,058,665)	1,550,235	—	(3,631,433,359)	(3,875,941,789)
Direxion Daily FTSE China Bull 3X Shares	(877,082,329)	1,994,429	—	(202,398,103)	(1,077,486,003)
Direxion Daily FTSE China Bear 3X Shares	(114,399,382)	1,084,330	—	(86,335,584)	(199,650,636)
Direxion Daily FTSE Europe Bull 3X Shares	(242,965)	12,682	—	(17,476,247)	(17,706,530)
Direxion Daily MSCI Emerging Markets Bull 3X Shares	(17,616,663)	314,975	—	(243,448,542)	(260,750,230)
Direxion Daily MSCI Emerging Markets Bear 3X Shares	(3,369,704)	65,743	—	(337,420,517)	(340,724,478)
Direxion Daily MSCI Mexico Bull 3X Shares	(11,886,400)	52,422	—	(270,319)	(12,104,297)
Direxion Daily MSCI South Korea Bull 3X Shares	(13,430,808)	62,988	—	(28,321,443)	(41,689,263)
Direxion Daily Aerospace & Defense Bull 3X Shares	35,332,593	20,416,974	—	—	55,749,567

175

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)

Funds	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gain	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily Consumer Discretionary Bull 3X Shares	$3,468,186	$10,725	$ —	$(20,362,774)	$(16,883,863)
Direxion Daily Dow Jones Internet Bull 3X Shares	29,459,728	—	—	(122,158,927)	(92,699,199)
Direxion Daily Dow Jones Internet Bear 3X Shares	(10,443,637)	74,792	—	(49,718,960)	(60,087,805)
Direxion Daily Financial Bull 3X Shares	849,751,062	1,164,580	—	—	850,915,642
Direxion Daily Financial Bear 3X Shares	(65,365,304)	635,415	—	(3,195,057,034)	(3,259,786,923)
Direxion Daily Healthcare Bull 3X Shares	10,217,654	—	—	(25,610,775)	(15,393,121)
Direxion Daily Homebuilders & Supplies Bull 3X Shares	65,576,988	168,493	—	—	65,745,481
Direxion Daily Industrials Bull 3X Shares	10,098,059	1,952,918	—	—	12,050,977
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	101,376	5,839	—	(9,595,200)	(9,487,985)
Direxion Daily Real Estate Bull 3X Shares	6,166,491	—	—	(5,892,134)	274,357
Direxion Daily Real Estate Bear 3X Shares	(37,655,235)	338,706	—	(157,465,567)	(194,782,096)
Direxion Daily Regional Banks Bull 3X Shares	221,028,851	—	—	—	221,028,851
Direxion Daily Retail Bull 3X Shares	(7,725,020)	26,123	—	(78,683,961)	(86,382,858)
Direxion Daily S&P 500® High Beta Bull 3X Shares	(12,461)	7,578	—	(6,186,923)	(6,191,806)
Direxion Daily S&P 500® High Beta Bear 3X Shares	(13,890,201)	136,469	—	(153,743,014)	(167,496,746)
Direxion Daily S&P Biotech Bull 3X Shares	(21,624,026)	—	—	(1,510,432,329)	(1,532,056,355)
Direxion Daily S&P Biotech Bear 3X Shares	(30,192,376)	351,299	—	(341,641,659)	(371,482,736)
Direxion Daily Semiconductor Bull 3X Shares	(3,060,844,564)	9,355,015	—	—	(3,051,489,549)
Direxion Daily Semiconductor Bear 3X Shares	(382,308,558)	3,393,297	—	(2,421,094,988)	(2,800,010,249)
Direxion Daily Technology Bull 3X Shares	492,406,427	1,848,022	—	—	494,254,449
Direxion Daily Technology Bear 3X Shares	(26,849,901)	403,259	—	(471,325,175)	(497,771,817)
Direxion Daily Transportation Bull 3X Shares	1,133,523	6,405	—	—	1,139,928
Direxion Daily Utilities Bull 3X Shares	16,584,908	—	—	—	16,584,908

176

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)

Funds	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gain	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	$(4,603,064)	$127,023	$ —	$(15,008,108)	$(19,484,149)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	(737,854)	58,746	—	(44,642,449)	(45,321,557)
Direxion Daily 20+ Year Treasury Bull 3X Shares	(1,678,363,883)	14,341,272	—	(46,197,251)	(1,710,219,862)
Direxion Daily 20+ Year Treasury Bear 3X Shares	(35,131,067)	709,772	—	(636,615,677)	(671,036,972)

[1]	Other Accumulated Earnings (Losses) consist of capital loss carryover and qualified late year losses.
At October 31, 2024, the aggregate gross unrealized appreciation and depreciation of investments for U.S Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily Mid Cap Bull 3X Shares	$88,655,740	$16,643,557	$(9,121,523)	$7,522,034
Direxion Daily S&P 500® Bull 3X Shares	5,146,944,347	1,191,306,547	(349,040,253)	842,266,294
Direxion Daily S&P 500® Bear 3X Shares	833,388,239	2,470,809	(329,219,252)	(326,748,443)
Direxion Daily Small Cap Bull 3X Shares	2,428,468,037	342,138,299	(295,780,385)	46,357,914
Direxion Daily Small Cap Bear 3X Shares	598,356,073	7,822,874	(253,881,539)	(246,058,665)
Direxion Daily FTSE China Bull 3X Shares	2,965,653,030	157,443,274	(1,034,525,603)	(877,082,329)
Direxion Daily FTSE China Bear 3X Shares	327,277,494	28,568,842	(142,968,224)	(114,399,382)
Direxion Daily FTSE Europe Bull 3X Shares	26,862,833	1,494,483	(1,737,448)	(242,965)
Direxion Daily MSCI Emerging Markets Bull 3X Shares	113,475,210	12,071,188	(29,687,851)	(17,616,663)
Direxion Daily MSCI Emerging Markets Bear 3X Shares	20,941,109	999,461	(4,369,165)	(3,369,704)
Direxion Daily MSCI Mexico Bull 3X Shares	36,713,059	—	(11,886,400)	(11,886,400)
Direxion Daily MSCI South Korea Bull 3X Shares	70,767,612	—	(13,430,808)	(13,430,808)
Direxion Daily Aerospace & Defense Bull 3X Shares	180,930,876	48,463,640	(13,131,047)	35,332,593
Direxion Daily Consumer Discretionary Bull 3X Shares	21,171,520	5,784,442	(2,316,256)	3,468,186
Direxion Daily Dow Jones Internet Bull 3X Shares	135,115,028	39,237,184	(9,777,456)	29,459,728
Direxion Daily Dow Jones Internet Bear 3X Shares	27,545,251	—	(10,443,637)	(10,443,637)
Direxion Daily Financial Bull 3X Shares	2,262,099,330	903,810,666	(54,059,604)	849,751,062
Direxion Daily Financial Bear 3X Shares	191,633,302	1,065,995	(66,431,299)	(65,365,304)
Direxion Daily Healthcare Bull 3X Shares	155,993,214	36,913,643	(26,695,989)	10,217,654
Direxion Daily Homebuilders & Supplies Bull 3X Shares	349,446,411	95,555,759	(29,978,771)	65,576,988
Direxion Daily Industrials Bull 3X Shares	37,377,883	12,434,207	(2,336,148)	10,098,059

177

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	$17,644,329	$4,312,328	$(4,210,952)	$101,376
Direxion Daily Real Estate Bull 3X Shares	105,405,026	30,509,486	(24,342,995)	6,166,491
Direxion Daily Real Estate Bear 3X Shares	104,083,044	794,892	(38,450,127)	(37,655,235)
Direxion Daily Regional Banks Bull 3X Shares	848,993,826	338,884,272	(117,855,421)	221,028,851
Direxion Daily Retail Bull 3X Shares	52,489,109	6,744,991	(14,470,011)	(7,725,020)
Direxion Daily S&P 500® High Beta Bull 3X Shares	44,714,625	5,533,280	(5,545,741)	(12,461)
Direxion Daily S&P 500® High Beta Bear 3X Shares	44,908,768	879,882	(14,770,083)	(13,890,201)
Direxion Daily S&P Biotech Bull 3X Shares	1,136,396,188	242,035,769	(263,659,795)	(21,624,026)
Direxion Daily S&P Biotech Bear 3X Shares	118,773,674	5,167,934	(35,360,310)	(30,192,376)
Direxion Daily Semiconductor Bull 3X Shares	13,325,817,242	990,500,912	(4,051,345,476)	(3,060,844,564)
Direxion Daily Semiconductor Bear 3X Shares	1,330,236,825	147,941,157	(530,249,715)	(382,308,558)
Direxion Daily Technology Bull 3X Shares	3,216,168,986	824,425,688	(332,019,261)	492,406,427
Direxion Daily Technology Bear 3X Shares	132,937,076	6,216,157	(33,066,058)	(26,849,901)
Direxion Daily Transportation Bull 3X Shares	22,507,356	3,021,780	(1,888,257)	1,133,523
Direxion Daily Utilities Bull 3X Shares	57,625,334	22,172,947	(5,588,039)	16,584,908
Direxion Daily 7-10 Year Treasury Bull 3X Shares	57,630,300	64,819	(4,667,883)	(4,603,064)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	15,592,181	510,945	(1,248,799)	(737,854)
Direxion Daily 20+ Year Treasury Bull 3X Shares	7,843,471,567	84,606,617	(1,762,970,500)	(1,678,363,883)
Direxion Daily 20+ Year Treasury Bear 3X Shares	235,843,856	26,044,501	(61,175,568)	(35,131,067)

The difference between the book cost of investments and the tax cost of investments is primarily attributable to tax deferral of losses on wash sales and basis adjustments on investments in real estate investment trusts and passive foreign investment companies.
On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for total distributable earnings and capital stock under GAAP and tax reporting:

Funds	Total Distributable Earnings (Loss)	Capital Stock
Direxion Daily Mid Cap Bull 3X Shares	$(3,363,477)	$3,363,477
Direxion Daily S&P 500® Bull 3X Shares	(967,377,532)	967,377,532
Direxion Daily S&P 500® Bear 3X Shares	—	—
Direxion Daily Small Cap Bull 3X Shares	(103,035,771)	103,035,771
Direxion Daily Small Cap Bear 3X Shares	—	—
Direxion Daily FTSE China Bull 3X Shares	54,818,431	(54,818,431)
Direxion Daily FTSE China Bear 3X Shares	—	—

178

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)

Funds	Total Distributable Earnings (Loss)	Capital Stock
Direxion Daily FTSE Europe Bull 3X Shares	$(479,541)	$479,541
Direxion Daily MSCI Emerging Markets Bull 3X Shares	(340,870)	340,870
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—
Direxion Daily MSCI Mexico Bull 3X Shares	438,664	(438,664)
Direxion Daily MSCI South Korea Bull 3X Shares	(1,024,278)	1,024,278
Direxion Daily Aerospace & Defense Bull 3X Shares	(39,598,729)	39,598,729
Direxion Daily Consumer Discretionary Bull 3X Shares	(1,493,815)	1,493,815
Direxion Daily Dow Jones Internet Bull 3X Shares	(19,967,947)	19,967,947
Direxion Daily Dow Jones Internet Bear 3X Shares	—	—
Direxion Daily Financial Bull 3X Shares	(214,504,340)	214,504,340
Direxion Daily Financial Bear 3X Shares	—	—
Direxion Daily Healthcare Bull 3X Shares	(8,300,493)	8,300,493
Direxion Daily Homebuilders & Supplies Bull 3X Shares	(159,367,359)	159,367,359
Direxion Daily Industrials Bull 3X Shares	(4,292,687)	4,292,687
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	(1,132,067)	1,132,067
Direxion Daily Real Estate Bull 3X Shares	(1,961,325)	1,961,325
Direxion Daily Real Estate Bear 3X Shares	—	—
Direxion Daily Regional Banks Bull 3X Shares	(165,420,427)	165,420,427
Direxion Daily Retail Bull 3X Shares	(2,889,625)	2,889,625
Direxion Daily S&P 500® High Beta Bull 3X Shares	(6,534,651)	6,534,651
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—
Direxion Daily S&P Biotech Bull 3X Shares	(93,240,104)	93,240,104
Direxion Daily S&P Biotech Bear 3X Shares	—	—
Direxion Daily Semiconductor Bull 3X Shares	(6,428,843,127)	6,428,843,127
Direxion Daily Semiconductor Bear 3X Shares	—	—
Direxion Daily Technology Bull 3X Shares	(735,471,557)	735,471,557
Direxion Daily Technology Bear 3X Shares	—	—
Direxion Daily Transportation Bull 3X Shares	(3,066,223)	3,066,223
Direxion Daily Utilities Bull 3X Shares	(7,281,050)	7,281,050
Direxion Daily 7-10 Year Treasury Bull 3X Shares	(693,114)	693,114
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	127,754,808	(127,754,808)
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2024, the permanent differences primarily relate to tax treatment of redemptions in-kind, net operating losses and the utilization of earnings and profits distributed to shareholders on redemption of shares.
In order to meet certain U.S. excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2024.
At October 31, 2024, the Direxion Daily Dow Jones Internet Bull 3X Shares deferred, on a tax basis, qualified late year losses of $12,243.
Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years and their character is retained as either short-term and/or long-term.

179

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
At October 31, 2024, for U.S. Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains through the year indicated:

Funds	Utilized in Current Year	Unlimited ST	Unlimited LT
Direxion Daily Mid Cap Bull 3X Shares	$6,440,872	$(6,817,521)	$—
Direxion Daily S&P 500® Bull 3X Shares	72,884,312	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	(3,095,449,874)	(3,329,426)
Direxion Daily Small Cap Bull 3X Shares	206,823,881	(349,409,953)	—
Direxion Daily Small Cap Bear 3X Shares	—	(3,631,433,359)	—
Direxion Daily FTSE China Bull 3X Shares	296,041,570	(197,345,571)	(5,052,532)
Direxion Daily FTSE China Bear 3X Shares	17,279,697	(86,335,584)	—
Direxion Daily FTSE Europe Bull 3X Shares	4,785,087	(17,228,083)	(248,164)
Direxion Daily MSCI Emerging Markets Bull 3X Shares	—	(182,412,212)	(61,036,330)
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	(337,420,517)	—
Direxion Daily MSCI Mexico Bull 3X Shares	—	(270,319)	—
Direxion Daily MSCI South Korea Bull 3X Shares	—	(28,321,443)	—
Direxion Daily Aerospace & Defense Bull 3X Shares	—	—	—
Direxion Daily Consumer Discretionary Bull 3X Shares	2,047,401	(18,513,253)	(1,849,521)
Direxion Daily Dow Jones Internet Bull 3X Shares	—	(116,018,107)	(6,128,577)
Direxion Daily Dow Jones Internet Bear 3X Shares	—	(49,718,960)	—
Direxion Daily Financial Bull 3X Shares	466,891,018	—	—
Direxion Daily Financial Bear 3X Shares	—	(3,195,057,034)	—
Direxion Daily Healthcare Bull 3X Shares	—	(20,209,112)	(5,401,663)
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	—	—
Direxion Daily Industrials Bull 3X Shares	454,702	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—	(8,372,073)	(1,223,127)
Direxion Daily Real Estate Bull 3X Shares	2,674,338	(5,892,134)	—
Direxion Daily Real Estate Bear 3X Shares	—	(157,465,567)	—
Direxion Daily Regional Banks Bull 3X Shares	114,692,895	—	—
Direxion Daily Retail Bull 3X Shares	—	(68,220,102)	(10,463,859)
Direxion Daily S&P 500® High Beta Bull 3X Shares	11,637,489	(3,235,664)	(2,951,259)
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	(153,743,014)	—
Direxion Daily S&P Biotech Bull 3X Shares	—	(1,354,313,344)	(156,118,985)
Direxion Daily S&P Biotech Bear 3X Shares	—	(341,641,659)	—
Direxion Daily Semiconductor Bull 3X Shares	78,790,487	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	(2,421,094,988)	—
Direxion Daily Technology Bull 3X Shares	275,945,957	—	—
Direxion Daily Technology Bear 3X Shares	—	(471,325,175)	—
Direxion Daily Transportation Bull 3X Shares	1,230,641	—	—
Direxion Daily Utilities Bull 3X Shares	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	(13,265,013)	(1,743,095)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	843,434	(44,642,449)	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	33,767,080	(46,197,251)	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	(636,615,677)	—

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

180

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Notes to the Financial Statements
October 31, 2024(Continued)
During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of October 31, 2024, open U.S. Federal and state income tax years include the tax years ended October 31, 2021 through October 31, 2024. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.
4. CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES
Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” A Creation Unit consists of 50,000 shares. Creation Units of the Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation Units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund include both cash and in-kind transactions and are disclosed in detail in the Statements of Changes in Net Assets.
Transaction fees are imposed to cover the costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is paid to the transfer agent and is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction and is paid to the Fund. Not all Funds will have a transaction fee associated with capital share activity for the year. Transaction fees received by each Fund are presented in the Capital Share Transaction section of the Statements of Changes in Net Assets and any amount receivable as of October 31, 2024 is included in Receivable for Fund shares sold on the Statement of Assets and Liabilities.
5. INVESTMENT TRANSACTIONS
The table below presents each Fund’s investment transactions during the year ended October 31, 2024. Purchases represent the aggregate purchases of investments excluding the cost of in-kind purchases, short-term investment purchases, swaps and futures contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments, swap and future contracts.
Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily Mid Cap Bull 3X Shares	$63,939,925	$87,087,000	$116,620,790	$67,614,358
Direxion Daily S&P 500® Bull 3X Shares	3,582,556,448	840,617,418	4,890,091,568	6,655,988,508
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	3,365,383,230	5,155,740,838	4,702,051,337	2,515,315,582
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	1,452,475,223	1,921,158,617	2,273,691,242	889,566,797
Direxion Daily FTSE China Bear 3X Shares	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	4,442,192	—	4,036,915	6,245,152
Direxion Daily MSCI Emerging Markets Bull 3X Shares	21,435,733	11,770,973	31,450,196	39,865,914
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	—	—
Direxion Daily MSCI Mexico Bull 3X Shares	4,957,175	21,446,623	31,722,578	7,058,303
Direxion Daily MSCI South Korea Bull 3X Shares	16,649,665	34,032,921	77,498,118	36,510,014
Direxion Daily Aerospace & Defense Bull 3X Shares	92,015,320	59,556,972	41,098,718	106,356,666
Direxion Daily Consumer Discretionary Bull 3X Shares	18,606,310	14,195,749	2,318,833	19,723,436
Direxion Daily Dow Jones Internet Bull 3X Shares	134,523,027	66,576,465	30,157,883	130,155,930

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Notes to the Financial Statements
October 31, 2024(Continued)

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily Dow Jones Internet Bear 3X Shares	$—	$—	$—	$—
Direxion Daily Financial Bull 3X Shares	699,256,923	289,781,000	1,057,461,115	1,392,472,658
Direxion Daily Financial Bear 3X Shares	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	41,919,674	32,395,795	11,520,594	50,904,124
Direxion Daily Homebuilders & Supplies Bull 3X Shares	235,938,711	129,404,434	226,238,328	314,895,422
Direxion Daily Industrials Bull 3X Shares	16,063,267	4,574,822	13,962,923	18,508,393
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	8,545,421	7,016,144	10,916,106	10,220,445
Direxion Daily Real Estate Bull 3X Shares	28,688,765	25,150,231	51,797,061	40,898,628
Direxion Daily Real Estate Bear 3X Shares	—	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	962,774,394	752,301,583	869,891,739	1,045,362,306
Direxion Daily Retail Bull 3X Shares	24,145,746	22,899,014	31,586,983	39,134,321
Direxion Daily S&P 500® High Beta Bull 3X Shares	60,670,923	46,125,467	25,376,552	73,358,642
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	1,234,788,649	1,227,331,456	1,446,195,357	1,537,843,965
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	10,294,314,403	19,955,071,351	22,282,701,820	11,977,570,144
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—
Direxion Daily Technology Bull 3X Shares	3,005,725,418	3,378,598,459	3,207,241,313	2,820,316,144
Direxion Daily Technology Bear 3X Shares	—	—	—	—
Direxion Daily Transportation Bull 3X Shares	17,998,216	9,258,782	6,775,103	15,545,821
Direxion Daily Utilities Bull 3X Shares	20,078,538	15,954,604	61,246,637	72,353,253
Direxion Daily 7-10 Year Treasury Bull 3X Shares	13,392,039	14,023,414	17,241,352	19,468,432
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	5,954,875,700	7,211,429,071	6,440,124,819	2,483,608,393
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—

There were no purchases or sales of long-term U.S. Government securities in the Funds during the year ended October 31, 2024.
6. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser 0.75% at an annual rate based on its average daily net assets.
The Adviser has agreed to waive a portion of its fees based upon the specific breakpoints listed in the table below based on each Fund’s daily net assets. For the year ended October 31, 2024, the Adviser waived its fee in certain Funds.

Net Asset Range			Advisory Fee Limit
$0	-	$1,500,000,000	0.75%
$1,500,000,000	-	$2,000,000,000	0.70%
$2,000,000,000	-	$2,500,000,000	0.65%
$2,500,000,000	-	$3,000,000,000	0.60%
$3,000,000,000	-	$3,500,000,000	0.55%
$3,500,000,000	-	$4,000,000,000	0.50%
$4,000,000,000	-	$4,500,000,000	0.45%
Greater than $4,500,000,000			0.40%

182

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
Additionally, the Trust has entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, the Trust pays the Adviser management service fees of 0.026% on the first $10,000,000,000 of the Trust’s daily net assets and 0.024% on assets in excess of $10,000,000,000. This fee compensates the Adviser for performing certain management, administration and compliance functions related to the Trust. This fee is allocated to each Fund based on each Fund’s respective average daily net assets.
Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or reimburse each Fund’s operating expenses to the extent that they exceed 0.95% of each Fund’s respective average daily net assets at least until September 1, 2025. Any expense waiver is subject to recoupment by the Adviser, as applicable, within the following three years if overall expenses fall below these percentage limitations.
The table below presents amounts that the Adviser recouped, reimbursed and the amounts available for potential recoupment by the Adviser.

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:			Total Potential Recoupment Amount
			October 31, 2025	October 31, 2026	October 31, 2027
Direxion Daily Mid Cap Bull 3X Shares	$14,240	$2,522	$—	$14,705	$2,522	$17,227
Direxion Daily S&P 500® Bull 3X Shares	—	—	—	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	6,148	6,148	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	10,090	10,090	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	86,048	37,961	—	—	—	—
Direxion Daily FTSE China Bear 3X Shares	36,412	10,095	—	—	9,930	9,930
Direxion Daily FTSE Europe Bull 3X Shares	2,213	2,002	—	7,823	2,002	9,825
Direxion Daily MSCI Emerging Markets Bull 3X Shares	35,449	5,932	—	11,264	5,932	17,196
Direxion Daily MSCI Emerging Markets Bear 3X Shares	49,215	114,708	50,097	70,652	114,708	235,457
Direxion Daily MSCI Mexico Bull 3X Shares	2,128	8,216	14,262	22,387	8,216	44,865
Direxion Daily MSCI South Korea Bull 3X Shares	1,709	7,006	15,648	26,640	7,006	49,294
Direxion Daily Aerospace & Defense Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Consumer Discretionary Bull 3X Shares	1,650	5,465	24,164	35,921	5,465	65,550
Direxion Daily Dow Jones Internet Bull 3X Shares	25,130	—	—	—	—	—
Direxion Daily Dow Jones Internet Bear 3X Shares	1,649	15,719	18,987	15,465	15,719	50,171
Direxion Daily Financial Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	3,923	3,923	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	—	—	—	—	—	—

183

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Notes to the Financial Statements
October 31, 2024(Continued)

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:			Total Potential Recoupment Amount
			October 31, 2025	October 31, 2026	October 31, 2027
Direxion Daily Homebuilders & Supplies Bull 3X Shares	$—	$—	$—	$—	$—	$—
Direxion Daily Industrials Bull 3X Shares	2,694	3,474	17,849	44,415	3,474	65,738
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	1,430	25,590	23,937	52,651	25,590	102,178
Direxion Daily Real Estate Bull 3X Shares	29,957	1,967	—	37,853	1,967	39,820
Direxion Daily Real Estate Bear 3X Shares	38,651	1,809	51,746	9,547	1,809	63,102
Direxion Daily Regional Banks Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Retail Bull 3X Shares	43	43	—	—	—	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	6,609	2,424	—	44,410	2,424	46,834
Direxion Daily S&P 500® High Beta Bear 3X Shares	1,861	9,792	14,090	14,716	9,792	38,598
Direxion Daily S&P Biotech Bull 3X Shares	—	—	—	—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	28,381	5,793	—	6,781	5,793	12,574
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	-	—
Direxion Daily Semiconductor Bear 3X Shares	23,397	23,397	—	—	—	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	5,653	2,585	—	—	—	—
Direxion Daily Transportation Bull 3X Shares	2,664	15,726	12,108	34,823	15,726	62,657
Direxion Daily Utilities Bull 3X Shares	9,738	1,423	21,711	30,222	1,423	53,356
Direxion Daily 7-10 Year Treasury Bull 3X Shares	24,870	2,826	17,771	8,421	2,826	29,018
Direxion Daily 7-10 Year Treasury Bear 3X Shares	1,529	13,374	3,162	7,895	13,374	24,431
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—	—	—

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement and waiver of any expenses as of October 31, 2024 is presented on the Statement of Assets and Liabilities as “Due from (to) Adviser, net”.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to charge an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees were charged by any Fund.

184

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
7. FAIR VALUE MEASUREMENTS
The Funds follow authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes of valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:
Level 1 –	Quoted prices in active markets for identical securities
Level 2 –
Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ net assets as of October 31, 2024:

	Asset Class					Liability Class
	Level 1				Level 2	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Futures Contracts*	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Daily Mid Cap Bull 3X Shares	$—	$64,026,550	$20,945,271	$—	$11,205,953	$—
Direxion Daily S&P 500® Bull 3X Shares	—	3,417,834,455	1,599,279,922	16,603,003	955,493,261	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	545,240,465	—	2,470,809	(41,071,478)
Direxion Daily Small Cap Bull 3X Shares	1,579,558,090	—	656,867,543	—	238,400,318	—
Direxion Daily Small Cap Bear 3X Shares	—	—	367,460,113	—	7,822,874	(22,985,579)
Direxion Daily FTSE China Bull 3X Shares	1,263,674,379	—	1,028,523,261	—	96,301,923	(299,928,862)
Direxion Daily FTSE China Bear 3X Shares	—	—	184,309,270	—	28,568,842	—
Direxion Daily FTSE Europe Bull 3X Shares	13,464,350	—	12,219,128	—	1,102,755	(166,365)
Direxion Daily MSCI Emerging Markets Bull 3X Shares	3,680,771	—	82,858,054	—	12,071,188	(2,751,466)
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	17,101,864	—	999,461	(529,920)
Direxion Daily MSCI Mexico Bull 3X Shares	12,139,104	—	17,072,285	—	—	(4,384,730)
Direxion Daily MSCI South Korea Bull 3X Shares	38,447,722	—	26,184,655	—	—	(7,295,573)
Direxion Daily Aerospace & Defense Bull 3X Shares	—	110,726,225	76,503,299	—	30,174,801	(1,140,856)
Direxion Daily Consumer Discretionary Bull 3X Shares	—	11,543,572	9,376,121	—	3,767,691	(47,678)
Direxion Daily Dow Jones Internet Bull 3X Shares	—	92,086,318	45,631,684	—	26,856,754	—
Direxion Daily Dow Jones Internet Bear 3X Shares	—	—	19,446,555	—	—	(2,344,941)
Direxion Daily Financial Bull 3X Shares	—	1,653,007,305	787,915,407	—	670,927,680	—
Direxion Daily Financial Bear 3X Shares	—	—	151,223,167	—	1,065,995	(26,021,164)
Direxion Daily Healthcare Bull 3X Shares	—	116,503,188	32,174,952	—	17,799,040	(266,312)
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	190,039,808	141,539,315	—	83,444,276	—
Direxion Daily Industrials Bull 3X Shares	—	27,221,226	11,007,800	—	9,260,421	(13,505)
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—	10,892,000	4,471,982	—	2,541,585	(159,862)
Direxion Daily Real Estate Bull 3X Shares	—	59,436,704	28,625,565	—	23,509,248	—

185

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Notes to the Financial Statements
October 31, 2024(Continued)

	Asset Class					Liability Class
	Level 1				Level 2	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Futures Contracts*	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Daily Real Estate Bear 3X Shares	$—	$—	$76,505,297	$—	$794,892	$(10,872,380)
Direxion Daily Regional Banks Bull 3X Shares	—	532,650,589	256,807,294	—	280,564,794	—
Direxion Daily Retail Bull 3X Shares	—	30,672,656	11,523,934	—	2,885,438	(317,939)
Direxion Daily S&P 500® High Beta Bull 3X Shares	—	30,859,394	11,117,444	—	2,725,326	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—	33,305,679	—	879,882	(3,166,994)
Direxion Daily S&P Biotech Bull 3X Shares	—	624,169,717	300,674,666	—	189,927,779	—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	83,924,155	—	5,167,934	(510,791)
Direxion Daily Semiconductor Bull 3X Shares	—	6,969,393,855	3,070,957,155	—	415,849,801	(191,228,133)
Direxion Daily Semiconductor Bear 3X Shares	—	—	822,321,037	—	147,941,157	(22,333,927)
Direxion Daily Technology Bull 3X Shares	—	2,141,584,904	998,045,727	—	568,944,782	—
Direxion Daily Technology Bear 3X Shares	—	—	101,415,462	—	6,216,157	(1,544,444)
Direxion Daily Transportation Bull 3X Shares	—	16,007,357	6,433,244	—	1,423,363	(223,085)
Direxion Daily Utilities Bull 3X Shares	—	29,163,400	24,991,343	—	20,055,499	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	31,063,242	—	22,832,526	—	61,800	(930,332)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	14,443,382	—	510,945	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	4,366,074,763	—	1,780,842,177	—	61,473,937	(43,283,193)
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	174,668,288	—	26,044,501	—

For further detail on each asset class, see each Fund’s Schedule of Investments.
*	Futures contracts and total return swap contracts are valued at the unrealized appreciation/(depreciation).
The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.
There were no Level 3 securities held by the Funds or any transfers between levels during the year ended October 31, 2024.
8. VALUATION OF DERIVATIVE INSTRUMENTS
The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

186

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Notes to the Financial Statements
October 31, 2024(Continued)
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of October 31, 2024, the Funds were invested in swap contracts. At October 31, 2024, the fair value of derivative instruments, by primary risk, were as follows:

	Asset Derivatives[1]
Funds	Equity Risk	Interest Rate Risk	Total
Direxion Daily Mid Cap Bull 3X Shares	$11,205,953	$—	$11,205,953
Direxion Daily S&P 500® Bull 3X Shares	955,493,261	—	955,493,261
Direxion Daily S&P 500® Bear 3X Shares	2,470,809	—	2,470,809
Direxion Daily Small Cap Bull 3X Shares	238,400,318	—	238,400,318
Direxion Daily Small Cap Bear 3X Shares	7,822,874	—	7,822,874
Direxion Daily FTSE China Bull 3X Shares	96,301,923	—	96,301,923
Direxion Daily FTSE China Bear 3X Shares	28,568,842	—	28,568,842
Direxion Daily FTSE Europe Bull 3X Shares	1,102,755	—	1,102,755
Direxion Daily MSCI Emerging Markets Bull 3X Shares	12,071,188	—	12,071,188
Direxion Daily MSCI Emerging Markets Bear 3X Shares	999,461	—	999,461
Direxion Daily Aerospace & Defense Bull 3X Shares	30,174,801	—	30,174,801
Direxion Daily Consumer Discretionary Bull 3X Shares	3,767,691	—	3,767,691
Direxion Daily Dow Jones Internet Bull 3X Shares	26,856,754	—	26,856,754
Direxion Daily Financial Bull 3X Shares	670,927,680	—	670,927,680
Direxion Daily Financial Bear 3X Shares	1,065,995	—	1,065,995
Direxion Daily Healthcare Bull 3X Shares	17,799,040	—	17,799,040
Direxion Daily Homebuilders & Supplies Bull 3X Shares	83,444,276	—	83,444,276
Direxion Daily Industrials Bull 3X Shares	9,260,421	—	9,260,421
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	2,541,585	—	2,541,585
Direxion Daily Real Estate Bull 3X Shares	23,509,248	—	23,509,248
Direxion Daily Real Estate Bear 3X Shares	794,892	—	794,892
Direxion Daily Regional Banks Bull 3X Shares	280,564,794	—	280,564,794
Direxion Daily Retail Bull 3X Shares	2,885,438	—	2,885,438
Direxion Daily S&P 500® High Beta Bull 3X Shares	2,725,326	—	2,725,326
Direxion Daily S&P 500® High Beta Bear 3X Shares	879,882	—	879,882
Direxion Daily S&P Biotech Bull 3X Shares	189,927,779	—	189,927,779
Direxion Daily S&P Biotech Bear 3X Shares	5,167,934	—	5,167,934
Direxion Daily Semiconductor Bull 3X Shares	415,849,801	—	415,849,801
Direxion Daily Semiconductor Bear 3X Shares	147,941,157	—	147,941,157
Direxion Daily Technology Bull 3X Shares	568,944,782	—	568,944,782
Direxion Daily Technology Bear 3X Shares	6,216,157	—	6,216,157
Direxion Daily Transportation Bull 3X Shares	1,423,363	—	1,423,363
Direxion Daily Utilities Bull 3X Shares	20,055,499	—	20,055,499
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	61,800	61,800
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	510,945	510,945
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	61,473,937	61,473,937
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	26,044,501	26,044,501

187

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Notes to the Financial Statements
October 31, 2024(Continued)
Futures Contracts*

Funds	Equity Risk	Interest Rate Risk	Total
Direxion Daily S&P 500® Bull 3X Shares	$16,603,003	$—	$16,603,003

[1]	Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.
*	Cumulative appreciation(depreciation) of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported in the Statements of Assets and Liabilities.

	Liability Derivatives[2]
Funds	Equity Risk	Interest Rate Risk	Total
Direxion Daily S&P 500® Bear 3X Shares	$41,071,478	$—	$41,071,478
Direxion Daily Small Cap Bear 3X Shares	22,985,579	—	22,985,579
Direxion Daily FTSE China Bull 3X Shares	299,928,862	—	299,928,862
Direxion Daily FTSE Europe Bull 3X Shares	166,365	—	166,365
Direxion Daily MSCI Emerging Markets Bull 3X Shares	2,751,466	—	2,751,466
Direxion Daily MSCI Emerging Markets Bear 3X Shares	529,920	—	529,920
Direxion Daily MSCI Mexico Bull 3X Shares	4,384,730	—	4,384,730
Direxion Daily MSCI South Korea Bull 3X Shares	7,295,573	—	7,295,573
Direxion Daily Aerospace & Defense Bull 3X Shares	1,140,856	—	1,140,856
Direxion Daily Consumer Discretionary Bull 3X Shares	47,678	—	47,678
Direxion Daily Dow Jones Internet Bear 3X Shares	2,344,941	—	2,344,941
Direxion Daily Financial Bear 3X Shares	26,021,164	—	26,021,164
Direxion Daily Healthcare Bull 3X Shares	266,312	—	266,312
Direxion Daily Industrials Bull 3X Shares	13,505	—	13,505
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	159,862	—	159,862
Direxion Daily Real Estate Bear 3X Shares	10,872,380	—	10,872,380
Direxion Daily Retail Bull 3X Shares	317,939	—	317,939
Direxion Daily S&P 500® High Beta Bear 3X Shares	3,166,994	—	3,166,994
Direxion Daily S&P Biotech Bear 3X Shares	510,791	—	510,791
Direxion Daily Semiconductor Bull 3X Shares	191,228,133	—	191,228,133
Direxion Daily Semiconductor Bear 3X Shares	22,333,927	—	22,333,927
Direxion Daily Technology Bear 3X Shares	1,544,444	—	1,544,444
Direxion Daily Transportation Bull 3X Shares	223,085	—	223,085
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	930,332	930,332
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	43,283,193	43,283,193

[2]	Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.

188

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
Transactions in derivative instruments during the period ended October 31, 2024 by primary risk, were as follows:

		Net Realized Gain (Loss) [1]		Net Unrealized Appreciation (Depreciation)[2]
Funds		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily Mid Cap Bull 3X Shares	Swap Contracts	$7,766,648	$—	$16,779,303	$—
Direxion Daily S&P 500® Bull 3X Shares	Swap Contracts	1,079,096,715	—	917,189,964	—
Direxion Daily S&P 500® Bull 3X Shares	Futures Contracts	109,192,315	—	16,603,003	—
Direxion Daily S&P 500® Bear 3X Shares	Swap Contracts	(351,457,650)	—	(150,052,216)	—
Direxion Daily Small Cap Bull 3X Shares	Swap Contracts	410,397,683	—	451,433,880	—
Direxion Daily Small Cap Bear 3X Shares	Swap Contracts	(206,762,166)	—	(93,150,575)	—
Direxion Daily FTSE China Bull 3X Shares	Swap Contracts	137,106,428	—	(90,675,300)	—
Direxion Daily FTSE China Bear 3X Shares	Swap Contracts	(100,693,444)	—	6,661,370	—
Direxion Daily FTSE Europe Bull 3X Shares	Swap Contracts	5,643,524	—	1,577,246	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	Swap Contracts	3,864,591	—	26,376,502	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	Swap Contracts	(7,688,934)	—	(4,222,853)	—
Direxion Daily MSCI Mexico Bull 3X Shares	Swap Contracts	(4,425,795)	—	(4,003,827)	—
Direxion Daily MSCI South Korea Bull 3X Shares	Swap Contracts	3,101,782	—	191,431	—
Direxion Daily Aerospace & Defense Bull 3X Shares	Swap Contracts	49,822,875	—	28,253,937	—
Direxion Daily Consumer Discretionary Bull 3X Shares	Swap Contracts	4,492,039	—	7,536,577	—
Direxion Daily Dow Jones Internet Bull 3X Shares	Swap Contracts	92,747,569	—	8,803,492	—
Direxion Daily Dow Jones Internet Bear 3X Shares	Swap Contracts	(22,875,904)	—	(3,874,887)	—
Direxion Daily Financial Bull 3X Shares	Swap Contracts	607,073,266	—	833,476,590	—
Direxion Daily Financial Bear 3X Shares	Swap Contracts	(99,496,728)	—	(56,008,541)	—
Direxion Daily Healthcare Bull 3X Shares	Swap Contracts	437,478	—	47,199,348	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	Swap Contracts	143,303,348	—	57,184,471	—
Direxion Daily Industrials Bull 3X Shares	Swap Contracts	5,270,333	—	10,685,181	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	Swap Contracts	(708,191)	—	5,612,973	—
Direxion Daily Real Estate Bull 3X Shares	Swap Contracts	(1,412,331)	—	35,640,311	—
Direxion Daily Real Estate Bear 3X Shares	Swap Contracts	(47,746,100)	—	(48,922,997)	—
Direxion Daily Regional Banks Bull 3X Shares	Swap Contracts	215,241,840	—	302,875,203	—
Direxion Daily Retail Bull 3X Shares	Swap Contracts	12,244,512	—	6,048,417	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	Swap Contracts	22,193,605	—	14,295,086	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	Swap Contracts	(20,736,858)	—	(20,988,628)	—
Direxion Daily S&P Biotech Bull 3X Shares	Swap Contracts	188,948,962	—	419,751,330	—
Direxion Daily S&P Biotech Bear 3X Shares	Swap Contracts	(46,441,054)	—	(17,914,515)	—
Direxion Daily Semiconductor Bull 3X Shares	Swap Contracts	3,956,206,332	—	462,477,129	—
Direxion Daily Semiconductor Bear 3X Shares	Swap Contracts	(952,672,495)	—	(111,617,494)	—
Direxion Daily Technology Bull 3X Shares	Swap Contracts	751,527,920	—	550,805,458	—
Direxion Daily Technology Bear 3X Shares	Swap Contracts	(93,687,980)	—	(1,329,015)	—
Direxion Daily Transportation Bull 3X Shares	Swap Contracts	3,892,304	—	5,185,693	—
Direxion Daily Utilities Bull 3X Shares	Swap Contracts	3,762,274	—	22,645,080	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Swap Contracts	—	(1,575,088)	—	5,996,115
Direxion Daily 7-10 Year Treasury Bear 3X Shares	Swap Contracts	—	1,891,636	—	(6,176,265)
Direxion Daily 20+ Year Treasury Bull 3X Shares	Swap Contracts	—	(416,252,330)	—	566,949,423
Direxion Daily 20+ Year Treasury Bear 3X Shares	Swap Contracts	—	(84,727,793)	—	(35,851,867)

[1]	Statements of Operations location: Net realized gain (loss) on swap and futures contracts.
[2]	Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap and futures contracts.

189

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
For the year ended October 31, 2024, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Total Return Swap Contracts	Short Total Return Swap Contracts	Long Futures Contracts
Direxion Daily Mid Cap Bull 3X Shares	$166,295,178	$—	$—
Direxion Daily S&P 500® Bull 3X Shares	7,647,206,383	—	1,198,373,750
Direxion Daily S&P 500® Bear 3X Shares	—	1,707,359,890	—
Direxion Daily Small Cap Bull 3X Shares	4,776,353,196	—	—
Direxion Daily Small Cap Bear 3X Shares	—	1,097,734,641	—
Direxion Daily FTSE China Bull 3X Shares	2,532,168,776	—	—
Direxion Daily FTSE China Bear 3X Shares	—	455,863,961	—
Direxion Daily FTSE Europe Bull 3X Shares	52,309,312	—	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	222,469,931	—	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	62,959,639	—
Direxion Daily MSCI Mexico Bull 3X Shares	46,439,749	—	—
Direxion Daily MSCI South Korea Bull 3X Shares	98,252,837	—	—
Direxion Daily Aerospace & Defense Bull 3X Shares	371,628,048	—	—
Direxion Daily Consumer Discretionary Bull 3X Shares	56,496,490	—	—
Direxion Daily Dow Jones Internet Bull 3X Shares	311,976,943	—	—
Direxion Daily Dow Jones Internet Bear 3X Shares	—	67,251,455	—
Direxion Daily Financial Bull 3X Shares	4,423,926,156	—	—
Direxion Daily Financial Bear 3X Shares	—	394,876,963	—
Direxion Daily Healthcare Bull 3X Shares	371,608,412	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	599,514,799	—	—
Direxion Daily Industrials Bull 3X Shares	64,022,513	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	29,128,757	—	—
Direxion Daily Real Estate Bull 3X Shares	159,245,821	—	—
Direxion Daily Real Estate Bear 3X Shares	—	314,445,487	—
Direxion Daily Regional Banks Bull 3X Shares	1,465,546,462	—	—
Direxion Daily Retail Bull 3X Shares	100,159,438	—	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	115,545,420	—	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	121,441,889	—
Direxion Daily S&P Biotech Bull 3X Shares	2,045,625,277	—	—
Direxion Daily S&P Biotech Bear 3X Shares	—	315,516,220	—
Direxion Daily Semiconductor Bull 3X Shares	20,037,829,083	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	2,314,164,662	—
Direxion Daily Technology Bull 3X Shares	5,963,936,498	—	—
Direxion Daily Technology Bear 3X Shares	—	320,255,167	—
Direxion Daily Transportation Bull 3X Shares	48,340,308	—	—
Direxion Daily Utilities Bull 3X Shares	96,550,793	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	108,189,985	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	56,971,815	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	11,014,248,425	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	800,126,794	—

The Funds utilize this volume of derivatives in order to obtain leverage in order to meet the investment objectives of 300% or -300% daily performance of their respective indices.
9. PRINCIPAL RISKS
Below are some of the principal risks of investing in the Funds. Please refer to the Funds’ prospectus for a full discussion.
Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds’ counterparties are generally required to post collateral to the Funds to the extent of the Funds’ daily exposure to such counterparties. However, to the extent any

190

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Sector Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.
Daily Index Correlation/Tracking Risk – A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.
Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.
Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions.
In addition, the Fund’s investments in derivatives are subject to the following risks:
•
Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index. Swaps are subject to counterparty, valuation and leveraging risks.

•
Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. Futures contracts are subject to liquidity risks; there may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Exchanges may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its leveraged investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund’s volatility. Futures contracts are also subject to leverage risk.

191

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
Foreign Securities Risk – Investments in foreign securities directly or indirectly through investments in exchange traded funds which track foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.
Leverage Risk – Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap and future agreements may be used to create leverage. Each Fund employs leveraged investment techniques to achieve its investment objective.
Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.
10. ADDITIONAL INFORMATION
On April 15, 2024, shares of the following Fund were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock split has no impact on the net assets of the Fund or the value of a shareholder’s investment in the Fund. A summary of the reverse stock splits is as follows:

Fund	Effective Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Direxion Daily Semiconductor Bear 3X Shares	4/15/2024	1:10	3.53	35.30	219,873,440	21,987,344

11. SUBSEQUENT EVENTS
Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.
On November 4, 2024, shares of the following Funds were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock split has no impact on the net assets of the Fund or the value of a shareholder’s investment in the Fund. A summary of the reverse stock splits is as follows:

Funds	Effective Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Direxion Daily FTSE China Bear 3X Shares	11/4/2024	1:20	3.65	73.00	48,227,337	2,411,367
Direxion Daily Dow Jones Internet Bear 3X Shares	11/4/2024	1:10	4.78	47.80	3,469,952	346,995
Direxion Daily Technology Bear 3X Shares	11/4/2024	1:10	5.44	54.40	14,900,260	1,490,026

192

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2024(Continued)
On December 11, 2024, certain Funds declared capital gain distributions with an ex-date of December 12, 2024 and payable date of December 19, 2024. The specific Funds and per share amounts of the distributions are listed below.

Funds	Per Share Short Term Capital Gain Distribution
Direxion Daily Aerospace & Defense Bull 3X Shares	$3.57417
Direxion Daily Industrials Bull 3X Shares	3.22470
Direxion Daily Technology Bull 3X Shares	0.03519

On December 20, 2024, certain Funds declared income distributions with an ex-date of December 23, 2024 and payable date of December 31, 2024. The specific Funds and per share amounts of the distributions are listed below.

Funds	Per Share Income Distribution
Direxion Daily Mid Cap Bull 3X Shares	$0.13132
Direxion Daily S&P 500® Bull 3X Shares	0.32070
Direxion Daily S&P 500® Bear 3X Shares	0.04965
Direxion Daily Small Cap Bull 3X Shares	0.17574
Direxion Daily Small Cap Bear 3X Shares	0.08393
Direxion Daily FTSE China Bull 3X Shares	0.30703
Direxion Daily FTSE China Bear 3X Shares	0.73548
Direxion Daily FTSE Europe Bull 3X Shares	0.17649
Direxion Daily MSCI Emerging Markets Bull 3X Shares	0.12693
Direxion Daily MSCI Emerging Markets Bear 3X Shares	0.02995
Direxion Daily MSCI Mexico Bull 3X Shares	0.24763
Direxion Daily MSCI South Korea Bull 3X Shares	0.07536
Direxion Daily Aerospace & Defense Bull 3X Shares	0.09407
Direxion Daily Consumer Discretionary Bull 3X Shares	0.06607
Direxion Daily Dow Jones Internet Bear 3X Shares	0.42476
Direxion Daily Financial Bull 3X Shares	0.19112
Direxion Daily Financial Bear 3X Shares	0.04194
Direxion Daily Healthcare Bull 3X Shares	0.11600
Direxion Daily Homebuilders & Supplies Bull 3X Shares	0.05617
Direxion Daily Industrials Bull 3X Shares	0.08175
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	0.01305
Direxion Daily Real Estate Bull 3X Shares	0.04352
Direxion Daily Real Estate Bear 3X Shares	0.26417
Direxion Daily Regional Banks Bull 3X Shares	0.21281
Direxion Daily Retail Bull 3X Shares	0.02103
Direxion Daily S&P 500® High Beta Bear 3X Shares	0.14624
Direxion Daily S&P Biotech Bear 3X Shares	0.12639
Direxion Daily Semiconductor Bull 3X Shares	0.07683
Direxion Daily Semiconductor Bear 3X Shares	0.30199
Direxion Daily Technology Bull 3X Shares	0.01540
Direxion Daily Technology Bear 3X Shares	0.47222
Direxion Daily Transportation Bull 3X Shares	0.05959
Direxion Daily Utilities Bull 3X Shares	0.10158
Direxion Daily 7-10 Year Treasury Bull 3X Shares	0.23511
Direxion Daily 7-10 Year Treasury Bear 3X Shares	0.05341
Direxion Daily 20+ Year Treasury Bull 3X Shares	0.52430
Direxion Daily 20+ Year Treasury Bear 3X Shares	0.14952

193

DIREXION SHARES ETF TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Direxion Daily Mid Cap Bull 3X Shares, Direxion Daily S&P 500® Bull 3X Shares, Direxion Daily S&P 500® Bear 3X Shares, Direxion Daily Small Cap Bull 3X Shares, Direxion Daily Small Cap Bear 3X Shares, Direxion Daily FTSE China Bull 3X Shares, Direxion Daily FTSE China Bear 3X Shares, Direxion Daily FTSE Europe Bull 3X Shares, Direxion Daily MSCI Emerging Markets Bull 3X Shares, Direxion Daily MSCI Emerging Markets Bear 3X Shares, Direxion Daily MSCI Mexico Bull 3X Shares, Direxion Daily MSCI South Korea Bull 3X Shares, Direxion Daily Aerospace & Defense Bull 3X Shares, Direxion Daily Consumer Discretionary Bull 3X Shares, Direxion Daily Dow Jones Internet Bull 3X Shares, Direxion Daily Dow Jones Internet Bear 3X Shares, Direxion Daily Financial Bull 3X Shares, Direxion Daily Financial Bear 3X Shares, Direxion Daily Healthcare Bull 3X Shares, Direxion Daily Homebuilders & Supplies Bull 3X Shares, Direxion Daily Industrials Bull 3X Shares, Direxion Daily Pharmaceutical & Medical Bull 3X Shares, Direxion Daily Real Estate Bull 3X Shares, Direxion Daily Real Estate Bear 3X Shares, Direxion Daily Regional Banks Bull 3X Shares, Direxion Daily Retail Bull 3X Shares, Direxion Daily S&P 500® High Beta Bull 3X Shares, Direxion Daily S&P 500® High Beta Bear 3X Shares, Direxion Daily S&P Biotech Bull 3X Shares, Direxion Daily S&P Biotech Bear 3X Shares, Direxion Daily Semiconductor Bull 3X Shares, Direxion Daily Semiconductor Bear 3X Shares, Direxion Daily Technology Bull 3X Shares, Direxion Daily Technology Bear 3X Shares, Direxion Daily Transportation Bull 3X Shares, Direxion Daily Utilities Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bear 3X Shares, Direxion Daily 20+ Year Treasury Bull 3X Shares, Direxion Daily 20+ Year Treasury Bear 3X Shares and the Board of Trustees of Direxion Shares ETF Trust.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Direxion Daily Mid Cap Bull 3X Shares, Direxion Daily S&P 500® Bull 3X Shares, Direxion Daily S&P 500® Bear 3X Shares, Direxion Daily Small Cap Bull 3X Shares, Direxion Daily Small Cap Bear 3X Shares, Direxion Daily FTSE China Bull 3X Shares, Direxion Daily FTSE China Bear 3X Shares, Direxion Daily FTSE Europe Bull 3X Shares, Direxion Daily MSCI Emerging Markets Bull 3X Shares, Direxion Daily MSCI Emerging Markets Bear 3X Shares, Direxion Daily MSCI Mexico Bull 3X Shares, Direxion Daily MSCI South Korea Bull 3X Shares, Direxion Daily Aerospace & Defense Bull 3X Shares, Direxion Daily Consumer Discretionary Bull 3X Shares, Direxion Daily Dow Jones Internet Bull 3X Shares, Direxion Daily Dow Jones Internet Bear 3X Shares, Direxion Daily Financial Bull 3X Shares, Direxion Daily Financial Bear 3X Shares, Direxion Daily Healthcare Bull 3X Shares, Direxion Daily Homebuilders & Supplies Bull 3X Shares, Direxion Daily Industrials Bull 3X Shares, Direxion Daily Pharmaceutical & Medical Bull 3X Shares, Direxion Daily Real Estate Bull 3X Shares, Direxion Daily Real Estate Bear 3X Shares, Direxion Daily Regional Banks Bull 3X Shares, Direxion Daily Retail Bull 3X Shares, Direxion Daily S&P 500® High Beta Bull 3X Shares, Direxion Daily S&P 500® High Beta Bear 3X Shares, Direxion Daily S&P Biotech Bull 3X Shares, Direxion Daily S&P Biotech Bear 3X Shares, Direxion Daily Semiconductor Bull 3X Shares, Direxion Daily Semiconductor Bear 3X Shares, Direxion Daily Technology Bull 3X Shares, Direxion Daily Technology Bear 3X Shares, Direxion Daily Transportation Bull 3X Shares, Direxion Daily Utilities Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bear 3X Shares, Direxion Daily 20+ Year Treasury Bull 3X Shares and Direxion Daily 20+ Year Treasury Bear 3X Shares (collectively referred to as the “Funds”), (40 of the funds constituting Direxion Shares ETF Trust (the “Trust”)), including the schedules of investments, as of October 31, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (40 of the funds constituting Direxion Shares ETF Trust) at October 31, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual Fund Constituting the Direxion Shares ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Direxion Daily Mid Cap Bull 3X Shares
Direxion Daily S&P 500® Bull 3X Shares
Direxion Daily S&P 500® Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares
Direxion Daily Small Cap Bear 3X Shares
Direxion Daily FTSE China Bull 3X Shares
	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the five years in the period ended October 31, 2024

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Individual Fund Constituting the Direxion Shares ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Direxion Daily FTSE China Bear 3X Shares
Direxion Daily FTSE Europe Bull 3X Shares
Direxion Daily MSCI Emerging Markets Bull 3X Shares
Direxion Daily MSCI Emerging Markets Bear 3X Shares
Direxion Daily MSCI Mexico Bull 3X Shares
Direxion Daily MSCI South Korea Bull 3X Shares
Direxion Daily Aerospace & Defense Bull 3X Shares
Direxion Daily Consumer Discretionary Bull 3X Shares
Direxion Daily Financial Bull 3X Shares
Direxion Daily Financial Bear 3X Shares
Direxion Daily Healthcare Bull 3X Shares
Direxion Daily Homebuilders & Supplies Bull 3X Shares
Direxion Daily Industrials Bull 3X Shares
Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Direxion Daily Real Estate Bull 3X Shares
Direxion Daily Real Estate Bear 3X Shares
Direxion Daily Regional Banks Bull 3X Shares
Direxion Daily Retail Bull 3X Shares
Direxion Daily S&P Biotech Bull 3X Shares
Direxion Daily S&P Biotech Bear 3X Shares
Direxion Daily Semiconductor Bull 3X Shares
Direxion Daily Semiconductor Bear 3X Shares
Direxion Daily Technology Bull 3X Shares
Direxion Daily Technology Bear 3X Shares
Direxion Daily Transportation Bull 3X Shares
Direxion Daily Utilities Bull 3X Shares
Direxion Daily 7-10 Year Treasury Bull 3X Shares
Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily 20+ Year Treasury Bull 3X Shares
Direxion Daily 20+ Year Treasury Bear 3X Shares

Direxion Daily Dow Jones Internet Bull 3X Shares Direxion Daily Dow Jones Internet Bear 3X Shares Direxion Daily S&P 500® High Beta Bull 3X Shares Direxion Daily S&P 500® High Beta Bear 3X Shares	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the four years in the period ended October 31, 2024 and the period from November 7, 2019 (commencement of operations) through October 31, 2020

Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Direxion investment companies since 2001.
Minneapolis, Minnesota
December 23, 2024

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BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)
Investment Advisory Agreement Approval
Consistent with the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Trustees (the “Board”) of the Direxion Shares ETF Trust (the “ETF Trust”) annually considers the renewal of the Investment Advisory Agreement (the “Agreement”) between Rafferty Asset Management, LLC (the “Adviser”) and the ETF Trust, on behalf of the Direxion Daily Mid Cap Bull 3X Shares, Direxion Daily S&P 500® Bull 3X Shares, Direxion Daily S&P 500® Bear 3X Shares, Direxion Daily Small Cap Bull 3X Shares, Direxion Daily Small Cap Bear 3X Shares, Direxion Daily FTSE China Bull 3X Shares, Direxion Daily FTSE China Bear 3X Shares, Direxion Daily FTSE Europe Bull 3X Shares, Direxion Daily MSCI Emerging Markets Bull 3X Shares, Direxion Daily MSCI Emerging Markets Bear 3X Shares, Direxion Daily MSCI Mexico Bull 3X Shares, Direxion Daily MSCI South Korea Bull 3X Shares, Direxion Daily Aerospace & Defense Bull 3X Shares, Direxion Daily Consumer Discretionary Bull 3X Shares, Direxion Daily Dow Jones Internet Bull 3X Shares, Direxion Daily Dow Jones Internet Bear 3X Shares, Direxion Daily Financial Bull 3X Shares, Direxion Daily Financial Bear 3X Shares, Direxion Daily Healthcare Bull 3X Shares, Direxion Daily Homebuilders & Supplies Bull 3X Shares, Direxion Daily Industrials Bull 3X Shares, Direxion Daily Pharmaceutical & Medical Bull 3X Shares, Direxion Daily Real Estate Bull 3X Shares, Direxion Daily Real Estate Bear 3X Shares, Direxion Daily Regional Banks Bull 3X Shares, Direxion Daily Retail Bull 3X Shares, Direxion Daily S&P 500® High Beta Bull 3X Shares, Direxion Daily S&P 500® High Beta Bear 3X Shares, Direxion Daily S&P Biotech Bull 3X Shares, Direxion Daily S&P Biotech Bear 3X Shares, Direxion Daily Semiconductor Bull 3X Shares, Direxion Daily Semiconductor Bear 3X Shares, Direxion Daily Technology Bull 3X Shares, Direxion Daily Technology Bear 3X Shares, Direxion Daily Transportation Bull 3X Shares, Direxion Daily Utilities Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bear 3X Shares, Direxion Daily 20+ Year Treasury Bull 3X Shares, and the Direxion Daily 20+ Year Treasury Bear 3X Shares, each a series of the ETF Trust. The Agreement is initially approved for each series for a two-year period and must be renewed yearly thereafter to remain in effect. Each series of the ETF Trust is referred to herein as a “Fund” and collectively as the “Funds.”
At a meeting held on August 22, 2024, the Board, including those members of the Board (“Trustees”) who are not “interested persons” of the ETF Trust, as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the renewal of the Agreement on behalf of the Funds. The Independent Trustees had previously considered information pertaining to the renewal of the Agreement outside the presence of the Adviser’s representatives and Fund management in executive sessions held on August 8, 2024 and August 22, 2024. The Board, including the Independent Trustees, determined that the terms of the Agreement for each Fund were fair and reasonable and that the renewal of the Agreement would be in the best interests of each Fund’s shareholders.
In considering whether to renew the Agreement, the Board requested, and the Adviser provided, information that the Board and Adviser believed to be reasonably necessary to evaluate the Agreement. Among other information, the Board obtained and reviewed the following:
•	Information regarding the advisory services provided by the Adviser to each Fund;
•
The investment objectives of each Fund, which require daily rebalancing and the utilization of complex financial instruments that are not typical of traditional index-tracking exchange-traded funds (“ETFs”);

•	The level of attention and services required by the Adviser due to the frequent and large trading activity in the various Funds;
•	Information regarding the professional qualifications of the Adviser’s management team and those employees primarily responsible for providing services to the Funds;
•	Information regarding each Fund’s contractual advisory fee rate for the prior fiscal year;
•
Information regarding advisory fees earned and waivers made by the Adviser in connection with providing services to each Fund for the two prior fiscal years and fiscal year to date or since inception, if shorter;

•
Information regarding the services provided by and the fees paid to the Adviser under the Management Services Agreement for the prior year as separate and distinct from the fees paid and the services provided under the Agreement;

•	Fund performance information, including in terms of tracking error relative to the underlying index on a statistical and model basis;

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•	Comparative industry fee data, including peer group comparisons, which the Adviser has expanded to reflect the growing number of peers;
•	Information regarding the costs investors would incur if they sought to implement independently the Funds’ strategies within their personal portfolios;
•	The Adviser’s Form ADV; and
•
Information regarding the consolidated financial condition and profitability of the Adviser, including how economies of scale are shared with the Funds through reimbursements and waivers, including breakpoints.

The Board considered that, with respect to most Funds, they had also received information relevant to their annual review of the Agreement since each Fund’s inception and, most recently, throughout the past year at executive sessions and regular Board meetings in connection with their routine oversight of the Funds. In this regard, the Trustees noted that they receive at least quarterly reports on the Funds’ performance and information bearing on the Adviser’s and Funds’ regulatory compliance. In addition, the Board received a memorandum from counsel regarding its responsibilities with respect to the approval of the Agreement and participated in a question-and-answer session with representatives of the Adviser. The Board carefully evaluated the relevant information, and the Independent Trustees were advised by independent legal counsel with respect to their deliberations.
For each Fund, the Board considered, among other matters, the following factors to the extent applicable: (1) the nature, extent, and quality of the services provided by the Adviser; (2) the investment performance; (3) the profitability of the Fund and the advisory business to the Adviser; (4) the extent to which economies of scale might be realized as the Fund grows and to which the advisory fee rate reflects any economies of scale for the benefit of the Fund’s shareholders; (5) how the Agreement compares in terms of services and fees with contracts entered into by Adviser’s competitors with Peer Funds (as defined below); and (6) other benefits derived or anticipated to be derived by the Adviser from its relationship with the Fund. The Board did not identify any particular information that was determinative to its approval of the Agreement, and each Trustee may have afforded different weight to different factors.
Nature, Extent and Quality of Services Provided. The Board reviewed, among other matters, the Adviser’s business, assets under management, financial resources and capitalization, quality and quantity of personnel, investment and related experience, the variety and complexity of its investment strategies, brokerage practices, the adequacy of its risk and compliance systems and processes, and its reinvestment in each of these areas of the business. The Board reviewed the scope of services provided, and to be provided, by the Adviser under the Agreement and noted there would be no significant differences between the scope of services provided by the Adviser in the past year and those to be provided in the upcoming year. The Board considered the Adviser’s representation to the Board that it would continue to provide services that are of materially the same quality as the services that have been provided to the Funds in the past, and it considered whether those services remain appropriate in scope and extent in light of the Funds’ operations and the competitive and regulatory landscape.
The Board focused on the quality of the Adviser’s personnel, operations, systems and processes required to manage the Funds effectively, noting that such personnel, systems and processes have been consistently enhanced over time and may not be present at other investment advisers. The Board considered, as applicable: (1) the Adviser’s success in achieving each Fund’s daily leveraged investment objective; (2) differences between managing leveraged and non-leveraged portfolios, which include developing index optimization, representative sampling and tax-conscious investment strategies as well as specialized agreements and skills for trading and monitoring complex financial instruments; (3) information regarding the Adviser’s management, including risk management, of derivatives trading activities on behalf of the Funds, including the selection of swap counterparties and the negotiation of favorable swap contract terms; (4) the Adviser’s ability to manage the Funds in a tax efficient manner; (5) the Adviser’s adherence to its and the Funds’ compliance policies and procedures; and (6) the size, professional experience and skills of the Adviser’s portfolio management staff and the Adviser’s ability to recruit, train, and retain personnel with the relevant experience and expertise necessary to manage the Funds. The Board considered that the Adviser oversees all aspects of the operation of the Funds.
Comparison of Advisory Services and Fees. The Board considered the fairness and reasonableness of the investment advisory fee rate payable to the Adviser by each Fund in light of the investment advisory services provided by the Adviser. In this regard, the Board considered the ability of investors to achieve independently the investment

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objectives of the Funds and the costs to investors of seeking to do so by utilizing a margin account or other means. To this end, the Board reviewed information provided by the Adviser comparing the cost for shareholders to replicate the Funds’ leveraged and inverse investment strategies by other means. The Board noted that in past years an independent consultant (the “Consultant”) had reviewed such cost comparison information and determined the methodology used to be unbiased and comprehensive and to constitute a sound and objective approach to conducting a cost comparison analysis. The Board concluded that it would be time- and resource-intensive for an investor to implement independently any Fund’s investment strategy. The Board also concluded that doing so would likely be cost-prohibitive. From this perspective, the Board noted the cost effectiveness for investors investing in and trading the Funds to seek to achieve their stated investment objectives.
The Board further considered the fairness and reasonableness of the investment advisory fee rate payable to the Adviser by each Fund in light of fee rates paid by other investment companies offering strategies similar in nature to the Fund. In this regard, the Board reviewed information prepared by the Adviser, using data provided by Morningstar, Inc., to compare the Funds’ advisory fee rates, and gross and net expense ratios with those of other ETFs that have a similar asset size, investment objective and, if applicable, industry focus (“Peer Group”). The Board noted that in past years the Consultant had reviewed the Adviser’s Peer Group selection methodology and each then-operational Fund’s resulting Peer Group and determined that the methodology was reasonable, well-documented, transparent, repeatable and well within industry standards. The Board noted the historic difficulty in compiling a broad and diverse Peer Group for the Funds because, by design, each Fund is unique and, therefore, few (if any) fund complexes have funds with substantially similar investment objectives and operations. They observed, however, that regulatory changes since 2020, including the adoption by the U.S. Securities and Exchange Commission (“SEC”) of an ETF rule, have resulted in more ETF sponsors operating and offering leveraged and inverse strategies, and that this development allows the Board to consider information from somewhat broader Peer Groups for the Funds than in the past.
The Board noted that the comparison reports included the contractual advisory fee rate and the net and gross expense ratios for each Fund and each fund in its Peer Group (“Peer Funds”). With respect to the Funds, the Board observed the similarity of the contractual advisory fee rates and the net and gross total expense ratios charged by the Funds and their Peer Funds. The Board considered that the Adviser had agreed to limit the total expenses of the Funds (subject to certain exclusions) for the next year by contractually agreeing to pay certain expenses of the Funds under a separate Operating Expense Limitation Agreement. Additionally, the Board considered that the Adviser had agreed to breakpoints in its investment advisory fee rate schedule at various average annual net asset levels for the Funds under the Advisory Fee Waiver Agreement.
Performance of the Funds. In evaluating the performance of the Funds, the Board considered the extent to which the Funds tracked the daily leveraged or inverse performance of their underlying index. To evaluate the Funds’ tracking of their underlying indices, the Trustees reviewed two measures of tracking error – namely, the correlation of each Fund’s returns to model returns for the periods ending June 30, 2024 and June 30, 2023, or since inception if a Fund did not have two full years of operations (“Tracking Difference”), and the standard deviation of daily Tracking Differences (“Statistical Tracking Error”). They also reviewed a tracking analysis provided by the Adviser. The Board also considered the total return of each Fund for the one-year period ended June 30, 2024, or since inception, if shorter. The Board considered reports provided to it in anticipation of the August 8 executive session and the August 22 executive session and meeting, as well as performance reports provided at regular Board meetings throughout the year. The Board noted that each Fund’s Tracking Difference was generally within expected ranges, particularly in light of higher interest rates, which contributed to larger Tracking Differences. The Board considered that, given the investment objectives of the Funds, the correlation of each such Fund’s performance with the model performance and/or Statistical Tracking Error may be regarded as more meaningful indicia of the quality of the Adviser’s management services than a Fund’s total return, but observed that certain Funds’ total returns were high, including where not highly correlated with the model return.
Costs of Services Provided to the Funds and Profits Realized by the Adviser. The Board reviewed information regarding the profitability of the Funds to the Adviser based on the fee rates payable under the Agreement. The Board considered the profitability of each Fund to the Adviser and the overall profitability of the Funds to the Adviser, as reflected in the Adviser’s profitability analysis. In reviewing these materials, the Board considered information provided by the Adviser concerning the methodology it used to allocate various expenses. The Board considered that the Consultant had previously reviewed the profitability information provided by the Adviser and concluded that the

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Adviser’s methodology for assessing and presenting its profitability annually is transparent and consistent year to year. The Board considered that the Consultant had characterized the materials requested by and provided to the Board as extensive, thoughtful and robust, and providing a reasonable basis for the Board’s deliberations. Against this background, the Board considered that, for the 2024 contract review process, the materials presented by the Adviser to the Board, including the Adviser’s methodology and presentation of profitability, were consistent with the materials evaluated by the Consultant.
In order to assess the reasonableness of the profitability of each Fund and the ETF Trust to the Adviser, the Board considered significant drivers of cost for the Adviser, including, but not limited to, its acceptance of entrepreneurial risk, its expenditure of intellectual capital, its dedication of personnel resources to daily portfolio management activities, such as creation and redemption activity and the daily rebalancing of their portfolios), regulatory compliance and risk mitigation. The Board also reviewed a report provided by the Adviser on the profitability of publicly-held financial services firms with material asset management businesses. In weighing this information, which was compiled by the Adviser using SEC filings and other publicly available documents, the Board considered that, according to the Consultant, the profitability of closely held advisers, such as the Adviser can vary significantly from the profitability of diversified financial services companies, such as those included in the Adviser’s materials for several reasons. For example, to the extent such information is even available, it is often affected by numerous factors, including the nature of a firm’s investor and fund shareholder base, the structure of the adviser and its tax status, the types of funds it manages, its business mix, assumptions regarding allocations and the reporting of operating profits and net income (net rather than gross of distribution and marketing expenses). For these reasons, the Board recognized that it is difficult to assess the reasonableness of the Adviser’s profitability by comparing it to the profitability of publicly reporting investment advisory firms. Further, the Board considered that the assets under management (“AUM”) in the Funds and the Adviser’s annual profitability may be more variable than the AUM and profitability of other advisers in light of the tactical nature of the strategies pursued by most of the Funds and in light of other advisers having more diversified financial services business lines.
Economies of Scale. The Board considered the Adviser’s advisory fee schedule for each Fund as set forth in the Agreement and, when applicable, modified by the breakpoints included in the Advisory Fee Waiver Agreement. The Board considered that the Advisory Fee Waiver Agreement results in several of the Funds, including the largest Funds, paying reduced advisory fee rates and that the Advisory Fee Waiver Agreement applies to most of the Funds in the ETF Trust. The Board also considered Rafferty’s explanation as to why the breakpoints in the Advisory Fee Waiver Agreement are appropriate and allow the Funds to share in economies of scale. In this regard, among other information, the Board considered the fee schedule breakpoints, if any, of the Peer Funds. The Board considered that a report that examined the Adviser’s approach to sharing economies of scale with the Funds had previously been provided by the Consultant and that that report indicated that breakpoints are not ubiquitous in the fund industry, particularly among ETFs. The Board further considered that, according to the report, many funds (including ETFs) that do have breakpoints in their advisory fee schedules do not achieve sufficient asset levels for the breakpoints to actually reduce the advisory fee rates. In this regard, the Board noted that the breakpoints in the Advisory Fee Waiver Agreement reduce the advisory fee rate charged to Funds with respect to assets in excess of only $1.5 billion in average annual net assets and further reduce the advisory fee rate until they reach $4.5 billion in average annual net assets.
Other Benefits. The Board considered indirect and “fall-out” benefits that the Adviser or its affiliates may derive from their relationship to the Funds. In this regard, the Board noted that the Funds pay a fee to the Adviser under the Management Services Agreement and such payment is a fall-out benefit. Another benefit to the Adviser of the Funds is the Adviser’s ability to leverage its investment management personnel or infrastructure to manage other accounts.
Conclusion. Based on, but not limited to, the above considerations, the Board, including the Independent Trustees, determined that the Agreement for the Funds was fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Adviser’s expenses and profitability, the ability of various Funds to share in potential economies of scale, and such other matters as the Board considered relevant in the exercise of its business judgment. Accordingly, the Board concluded that the continuation of the Agreement was in the best interests of the Funds and their shareholders. On this basis, the Board voted in favor of the renewal of the Agreement with respect to each Fund.

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Supplemental Information (Unaudited)
Federal Tax Status of Dividends Declared during the Tax Year
For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction (“DRD”), the individual qualified dividend rate (“QDI”), the qualified interest income rate (“QII”), and the qualified short-term gain rate (“QSTG”) is presented below.

Funds	DRD	QDI	QII	QSTG
Direxion Daily Mid Cap Bull 3X Shares	63.86%	63.86%	0.00%	0.00%
Direxion Daily S&P 500® Bull 3X Shares	12.68%	12.68%	0.00%	0.00%
Direxion Daily S&P 500® Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Small Cap Bull 3X Shares	13.55%	13.55%	0.00%	0.00%
Direxion Daily Small Cap Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily FTSE China Bull 3X Shares	48.96%	48.96%	0.00%	0.00%
Direxion Daily FTSE China Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily FTSE Europe Bull 3X Shares	59.15%	59.15%	0.00%	0.00%
Direxion Daily MSCI Emerging Markets Bull 3X Shares	1.85%	1.85%	0.00%	0.00%
Direxion Daily MSCI Emerging Markets Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily MSCI Mexico Bull 3X Shares	27.83%	27.83%	0.00%	0.00%
Direxion Daily MSCI South Korea Bull 3X Shares	36.04%	36.04%	0.00%	0.00%
Direxion Daily Aerospace & Defense Bull 3X Shares	5.23%	5.23%	0.00%	0.00%
Direxion Daily Consumer Discretionary Bull 3X Shares	64.80%	64.80%	0.00%	0.00%
Direxion Daily Dow Jones Internet Bull 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Dow Jones Internet Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Financial Bull 3X Shares	62.03%	62.03%	0.00%	0.00%
Direxion Daily Financial Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Healthcare Bull 3X Shares	95.50%	95.50%	0.00%	0.00%
Direxion Daily Homebuilders & Supplies Bull 3X Shares	1.52%	1.52%	0.00%	0.00%
Direxion Daily Industrials Bull 3X Shares	7.23%	7.23%	0.00%	0.00%
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	70.93%	70.93%	0.00%	0.00%
Direxion Daily Real Estate Bull 3X Shares	45.55%	45.55%	0.00%	0.00%
Direxion Daily Real Estate Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Regional Banks Bull 3X Shares	23.72%	23.72%	0.00%	0.00%
Direxion Daily Retail Bull 3X Shares	74.04%	74.04%	0.00%	0.00%
Direxion Daily S&P 500® High Beta Bull 3X Shares	63.78%	63.78%	0.00%	0.00%
Direxion Daily S&P 500® High Beta Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily S&P Biotech Bull 3X Shares	58.38%	58.38%	0.00%	0.00%
Direxion Daily S&P Biotech Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Semiconductor Bull 3X Shares	8.14%	8.14%	0.00%	0.00%
Direxion Daily Semiconductor Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Technology Bull 3X Shares	6.57%	6.57%	0.00%	0.00%
Direxion Daily Technology Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Transportation Bull 3X Shares	21.71%	21.71%	0.00%	0.00%
Direxion Daily Utilities Bull 3X Shares	38.33%	38.33%	0.00%	0.00%
Direxion Daily 7-10 Year Treasury Bull 3X Shares	76.37%	76.37%	0.00%	0.00%
Direxion Daily 7-10 Year Treasury Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily 20+ Year Treasury Bull 3X Shares	73.95%	73.95%	0.00%	0.00%
Direxion Daily 20+ Year Treasury Bear 3X Shares	0.00%	0.00%	0.00%	0.00%

The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ending October 31, 2024. To the extent necessary to fully distribute such capital gain, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

201

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

For the fiscal year ended October 31, 2024, the aggregate remuneration the Registrant paid the trustees, all members of any advisory board and any officers are included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s [Principal Executive Officer] and [Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a2(a)). Filed herewith.

(4) Not applicable.

(5) Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Shares ETF Trust

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	1/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	1/3/2025

By(Signature and Title)	/s/ Corey Noltner
Corey Noltner, Principal Financial Officer

Date	1/3/2025